                                                      1933 Act File No. 33-11905
                                                      1940 Act File No. 811-5010

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933...........

Pre-Effective Amendment No.       ................................      _____

Post-Effective Amendment No.  52  ................................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 53  ................................................        X

                              THE HUNTINGTON FUNDS
               (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                           Pittsburgh, PA 15237-7010
                    (Address of Principal Executive Offices)

                                 1-800-544-8347
                        (Registrant's Telephone Number)

                              Ronald J. Corn, Esq.
                          The Huntington National Bank
                              41 South High Street
                               Columbus, OH 43287
                    (Name and address of agent for service)
               (Notices should be sent to the Agent for Service)

                                   Copies to:
                            David C. Mahaffey, Esq.
                            Sullivan & Worcester LLP
                               1666 K Street, NW
                              Washington, DC 20006

It is proposed that this filing will become effective:

_x  immediately upon filing pursuant to paragraph (b)
_  on ____________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
   on ______         pursuant to paragraph (a)(i)
    on 75 days after filing pursuant to paragraph (a)(ii)
___ on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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Investor Guide

MAY 1, 2007

INVESTMENT A SHARES

INVESTMENT B SHARES

INVESTMENT A SHARES PROSPECTUS

INVESTMENT B SHARES PROSPECTUS

Money Market Funds

Huntington Florida Tax-Free Money Fund

Huntington Money Market Fund

Huntington Ohio Municipal Money Market Fund

Huntington U.S. Treasury Money Market Fund

Equity Funds

Huntington Dividend Capture Fund

Huntington Growth Fund

Huntington Income Equity Fund

Huntington International Equity Fund

Huntington Macro 100 Fund

Huntington Mid Corp America Fund

Huntington New Economy Fund

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Huntington Real Strategies Fund

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Huntington Rotating Markets Fund

Huntington Situs Small Cap Fund

Income Funds

Huntington Fixed Income Securities Fund

Huntington Intermediate Government Income Fund

Huntington Michigan Tax-Free Fund

Huntington Mortgage Securities Fund

Huntington Ohio Tax-Free Fund

Huntington Short/Intermediate Fixed Income Securities Fund

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MAY 1, 2007

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[Logo of Huntington Funds]

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is unlawful.

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The Huntington Funds

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How to Read This Prospectus

The Huntington Funds (“Trust”) is a mutual fund family that offers different classes of shares in separate investment portfolios (“Funds”).

The Trust was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust operates 30 separate series, or mutual funds: 20 retail portfolios and 10 variable annuity portfolios. This Prospectus relates only to the Investment A Shares and Investment B Shares of retail portfolios. Separate prospectuses offer Trust Shares of the retail portfolios, Interfund Shares of the Money Market Fund, and the variable annuity portfolios.

The Funds have various investment goals and strategies and are advised by professional portfolio managers at Huntington Asset Advisors, Inc. (“Advisor”), a subsidiary of The Huntington National Bank. This Prospectus gives you important information about the Investment A Shares and Investment B Shares (“Shares”) of the Funds that you should know before investing. Of the Funds in this Prospectus, all offer Investment A Shares. However, only the Equity Funds, Income Funds (other than Short/Intermediate Fixed Income Securities Fund) and the Money Market Fund offer Investment B Shares.

Please read this Prospectus and keep it for future reference. The Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Funds.

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Introduction

4

Fund Summary, Investment Strategy and Risks

Money Market Funds
5	Florida Tax-Free Money Fund	CUSIP: 446327603 Symbol: HFLXX (A Shares)
9	Money Market Fund	CUSIP: 446327207 Symbol: HFDXX (A Shares)
CUSIP: 446327208 Symbol: HFDXX (B Shares)
14	Ohio Municipal Money Market Fund	CUSIP: 446327405 Symbol: HFXXX (A Shares)
19	U.S. Treasury Money Market Fund	CUSIP: 446327801 Symbol: HTTXX (A Shares)
Equity Funds
23	Dividend Capture Fund	CUSIP: 446327660 Symbol: HDCAX (A Shares)
CUSIP: 446327652 Symbol: HDCBX (B Shares)
28	Growth Fund	CUSIP: 446327884 Symbol: HGWIX (A Shares)
CUSIP: 446327678 Symbol: HUGBX (B Shares)
33	Income Equity Fund	CUSIP: 446327868 Symbol: HUINX (A Shares)
CUSIP: 446327710 Symbol: HUIEX (B Shares)
38	International Equity Fund	CUSIP: 446327637 Symbol: HIEAX (A Shares)
CUSIP: 446327629 Symbol: HUIBX (B Shares)
46	Macro 100 Fund	CUSIP: 446327330 Symbol: HMALX (A Shares)
CUSIP: 446327322 Symbol: HMBNX (B Shares)
53	Mid Corp America Fund	CUSIP: 446327561 Symbol: HUMIX (A Shares)
CUSIP: 446327553 Symbol: HMABX (B Shares)
60	New Economy Fund	CUSIP: 446327595 Symbol: HNEAX (A Shares)
CUSIP: 446327587 Symbol: HNEBX (B Shares)
68	Real Strategies Fund	CUSIP: 446327298 Symbol: pending (A Shares)
CUSIP: 446327280 Symbol: pending (B Shares)
79	Rotating Markets Fund	CUSIP: 446327520 Symbol: HRIAX (A Shares)
CUSIP: 446327264 Symbol: pending (B Shares)
88	Situs Small Cap Fund	CUSIP: 446327488 Symbol: HSUAX (A Shares)
CUSIP: 446327470 Symbol: HSUBX (B Shares)
Income Funds
97	Fixed Income Securities Fund	CUSIP: 446327777 Symbol: HFIIX (A Shares)
CUSIP: 446327694 Symbol: HFIBX (B Shares)
103	Intermediate Government Income Fund	CUSIP: 446327736 Symbol: HMGCX (A Shares)
CUSIP: 446327454 Symbol: HGVBX (B Shares)
109	Michigan Tax-Free Fund	CUSIP: 446327793 Symbol: HMICX (A Shares)
CUSIP: 446327447 Symbol: HMTBX (B Shares)
115	Mortgage Securities Fund	CUSIP: 446327843 Symbol: HUMSX (A Shares)
CUSIP: 446327439 Symbol: HMBGX (B Shares)
121	Ohio Tax-Free Fund	CUSIP: 446327827 Symbol: HOHFX (A Shares)
CUSIP: 446327421 Symbol: HOHBX (B Shares)
127	Short/Intermediate Fixed Income Securities Fund	CUSIP: 446327413 Symbol: HSIAX (A Shares)

Shareholder Information

133	Distribution of the Funds
134	Distribution Plan (Rule 12b-1 Fees)
135	Sales Charges
137	Contingent Deferred Sales Charges
138	Pricing Shares
141	Purchasing Shares
143	Exchanging Shares
145	Redeeming Shares
149	Portfolio Holdings Information

More About the Huntington Funds

150	Management of the Trust
153	Fees Paid To Advisor and Affiliates
154	Advisory Services
156	Dividends and Distributions
157	Tax Consequences
158	Financial Information
174	Additional Investment Strategies
176	Investment Practices
187	Glossary of Investment Risks

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For more information about the Huntington Funds, please see the back cover of this Prospectus

This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Introduction

Each Fund is a mutual fund that issues shares. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own. Unless otherwise noted, each Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding Shares. Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees (“Trustees”).

The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its goal. A manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

Fund Summary, Investment Strategy and Risks

Florida Tax-Free Money Fund

Fund Summary

Investment Goal

To seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal

Investment Focus

Florida tax-free money market securities

Principal Investment Strategy

Invests in high-quality, short-term Florida tax-free securities

Share Price Volatility

Low

Investment Strategy

The Fund’s investment objective is to seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Florida Tax-Free Money Fund by investing substantially all of the Fund’s assets in short-term Florida tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Advisor. No more than 20% of the Fund’s annual income will be subject to the alternative minimum tax (“AMT”).

In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund (currently between 35 and 80 days), and endeavors to diversify the portfolio’s holdings within Florida as much as possible. (Like all money market funds, the Fund’s dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.

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Florida tax-exempt securities are debt obligations which are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political subdivisions. On July 27, 2006, the Florida state intangibles tax was repealed, effective as of January 1, 2007. The Florida state intangibles tax was, subject to certain exceptions or exemptions, an annual tax based on the market value, as of January 1, of intangible personal property owned, managed or controlled by Florida residents or persons doing business in Florida. The legislation enacted to repeal the Florida intangibles tax declared the Florida legislature’s intent that all annual intangible personal property taxes imposed for calendar year 2006 and prior years shall remain in full force and effect, and that Florida will continue to assess and collect all intangibles taxes due for 2006 and prior years. As a result of the repeal of the Florida state intangibles tax, an investment in the Fund will not be subject to the Florida state intangibles tax. The Fund will continue to invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Shareholders of the Fund should consult their tax advisors regarding the consequences that the repeal of the Florida intangibles tax will have on their taxes and financial condition.

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For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Florida residents seeking income exempt from federal personal income tax

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Florida, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South America.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence.

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	1 Year	5 Years	Since Class Inception*

Florida Tax-Free Money Fund -- Investment A Shares
Returns before taxes	2.23%	0.85%	1.53%

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* Since January 28, 1999.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares
Investment Advisory Fees†	0.30%
Distribution (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.25%
Other Expenses	0.38%

Total Annual Fund Operating Expenses	1.18%

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* Does not include any wire transfer fees, if applicable.

† The Advisor is entitled to receive a maximum fee of 0.30% of the Fund’s average daily net assets. This fee is subject to breakpoints as the Fund’s assets increase. See section entitled “Fees Paid to Advisor and Affiliates.”

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$120	$375	$649	$1,432

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Money Market Fund

Fund Summary

Investment Goal

To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high-quality money market instruments

Investment Focus

High-quality, short-term debt securities

Principal Investment Strategy

Maximize current income while preserving capital

Share Price Volatility

Low

Investment Strategy

The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high-quality money market instruments.

The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund (currently between 25 and 60 days) and endeavors to diversify the portfolio across market sectors. (Like all money market funds, the Fund’s dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.) The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Short-term or risk-averse investors seeking our typically highest-yielding money market fund

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investment Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years.

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	1 Year	5 Years	10 Years

Money Market Fund -- Investment A Shares Returns before taxes	3.94%	1.47%	3.10%

Money Market Fund -- Investment B Shares* (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(1.58)%	1.08%	2.73%

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* Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	0%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)*	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares

Investment Advisory Fees†	0.28%	0.28%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.29%	0.29%

Total Annual Fund Operating Expenses	1.07%	1.57%

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* Does not include any wire transfer fees, if applicable.

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† The Advisor is entitled to receive a maximum fee of 0.30% of the Fund’s average daily net assets. This fee is subject to breakpoints as the Fund’s assets increase. See section entitled “Fees Paid to Advisor and Affiliates.”

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$109	$340	$ 590	$1,306
Investment B Shares
If you do not sell your Shares:	$160	$496	$ 855	$1,733
If you sell your Shares at the end of the period:	$660	$796	$1,055	$1,733

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Ohio Municipal
Money Market Fund

Fund Summary

Investment Goal

To seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity

Investment Focus

Ohio tax-free money market securities

Principal Investment Strategy

Invests in high-quality, short-term Ohio tax-free securities

Share Price Volatility

Low

Investment Strategy

The Fund’s investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing substantially all of the Fund’s assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund (currently between 35 and 80 days), and endeavors to diversify the portfolio’s holdings within Ohio as much as possible. (Like all money market funds, the Fund’s dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Ohio residents seeking income exempt from federal and Ohio state personal income taxes

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years.

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	1 Year	5 Years	10 Years

Ohio Municipal Money Market Fund -- Investment A Shares
Returns before taxes	2.35%	0.95%	1.89%

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares

Investment Advisory Fees†	0.30%
Distribution (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.25%
Other Expenses	0.30%

Total Annual Fund Operating Expenses	1.10%

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* Does not include any wire transfer fees, if applicable.

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† The Advisor is entitled to receive a maximum fee of 0.30% of the Fund’s average daily net assets. This fee is subject to breakpoints as the Fund’s assets increase. See section entitled “Fees Paid to Advisor and Affiliates.”

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$112	$350	$606	$1,340

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U.S. Treasury Money
Market Fund

Fund Summary

Investment Goal

To seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations

Investment Focus

U.S. Treasury obligations

Principal Investment Strategy

Invests exclusively in U.S. government obligations and repurchase agreements on such obligations

Share Price Volatility

Low

Investment Strategy

The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations. The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing substantially all of the Fund’s assets in short-term obligations of the U.S. government. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund. Because the Fund seeks a rating by an independent rating agency, it will seek to limit its dollar-weighted average maturity to 60 days or less. However, like all money market funds, this maturity range may extend up to 90 days if the Advisor deems it necessary. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.

Because the Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury obligations.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Highly risk adverse investors seeking current income from a money market fund that invests primarily in U.S. Treasury obligations

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risk:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years.

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	1 Year	5 Years	10 Years

U.S. Treasury Money Market Fund -- Investment A Shares
Returns before taxes	3.86%	1.45%	3.00%

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares

Investment Advisory Fees	0.20%
Distribution Fees	0.25%
Shareholder Servicing Fees	0.25%
Other Expenses	0.29%

Total Annual Fund Operating Expenses	0.99%

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* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$101	$315	$547	$1,213

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Dividend Capture Fund

Fund Summary

Investment Goal

To seek total return on investment, with dividend income as an important component of that return

Investment Focus

U.S. common stocks and covered option positions relative to those stocks

Principal Investment Strategy

Attempts to identify stocks that pay dividends and hedge against adverse market swings

Share Price Volatility

Moderate

Investment Strategy

The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.

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To pursue its investment objective, the Fund invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor. The Advisor intends to invest in common stock, preferred stock, and REITs (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend). As a result, these dividends, as well as dividends paid by REITs, may not qualify for lower rates that apply to certain other “qualified investment income.”

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The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the issuer’s future prospects.

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Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. The Advisor considers fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive.

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The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor’s opinion, leaves little room for investor gain. The Advisor may eliminate a stock from the Fund’s portfolio if its long-term fundamentals become unfavorable.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors seeking capital appreciation with the potential for higher current income than the average stock fund

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- may underperform other kinds of investments or market averages.

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Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	Since Class Inception*

Dividend Capture Fund -- Investment A Shares (with 5.75% sales charge)
Returns before taxes	9.11%	8.81%	8.78%
Returns after taxes on distributions(1)	7.10%	7.14%	6.93%
Returns after taxes on distributions and sales of Investment A Shares(1)	6.72%	6.90%	6.71%

Dividend Capture Fund -- Investment B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	10.21%	9.28%	9.21%
Returns after taxes on distributions(1)	8.23%	7.70%	7.48%
Returns after taxes on distributions and sales of Investment B Shares(1)	7.45%	7.37%	7.16%
S&P 500 (reflects no deduction for fees, expenses or taxes)(2)	15.79%	6.19%	4.09%
DCIB (reflects no deduction for fees, expenses or taxes)(3)	18.76%	10.73%	9.54%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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(3) The unmanaged DCIB is a custom, blended index comprised of the S&P 500/Citigroup Value Index (40%), Merrill Lynch Fixed Rate Preferred Index (40%) and S&P REIT Index (20%). This custom, blended index and its respective weightings are reflective of the Fund's sector diversification. The S&P 500/Citigroup Value Index is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the value end of the growth-value spectrum. The Merrill Lynch Fixed Rate Preferred Index is a total return index comprised of fixed-rate preferred stock issues. The Standard & Poor's REIT Composite Index is a capitalization-weighted index of 100 stocks designed to measure the performance of Real Estate Investment Trusts.

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* Since March 1, 2001.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares

Investment Advisory Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.31%	0.31%

Total Annual Fund Operating Expenses	1.56%	2.06%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years
Investment A Shares	$725	$1,039	$1,376	$ 2,325
Investment B Shares
If you do not sell your Shares:	$209	$ 646	$1,108	$ 2,262
If you sell your Shares at the end of the period:	$709	$ 946	$1,308	$ 2,262

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Growth Fund

Fund Summary

Investment Goal

To seek to achieve long-term capital appreciation primarily through investing in equity securities

Investment Focus

Common stocks of medium to large companies

Principal Investment Strategy

Invests in companies offering above-average growth potential

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Advisor occasionally invests in established companies which it believes have temporarily depressed prices and present growth opportunities.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. The Advisor may also select companies based on a relative price to earnings growth methodology. The Advisor uses both qualitative and quantitative analysis in implementing these strategies. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of medium to large U.S. growth companies -- may underperform other types of stock investments or the market as a whole.

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Growth Stock Risk: The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

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Mid Cap Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	10 Years

Growth Fund -- Investment A Shares (with 5.75% sales charge)
Returns before taxes	1.89%	0.41%	4.72%
Returns after taxes on distributions(1)	(0.16)%	(0.21)%	3.83%
Returns after taxes on distributions and sales of Investment A Shares(1)	3.88%	0.34%	3.88%

Growth Fund -- Investment B Shares* (with applicable Contingent Deferred Sales Charge)
Returns before taxes	2.91%	0.77%	4.71%
Returns after taxes on distributions(1)	0.67%	0.12%	3.84%
Returns after taxes on distributions and sales of Investment B Shares(1)	4.81%	0.65%	3.91%
S&P 500 (reflects no deduction for fees, expenses or taxes)(2)	15.79%	6.19%	8.42%
S&P 500/Citigroup Growth (reflects no deduction for fees, expenses or taxes)(3)	11.01%	3.30%	7.13%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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(2) The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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(3) The S&P 500/Citigroup Growth is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the growth end of the growth-value spectrum. The Advisor has changed the benchmark index from S&P 500/Barra Growth to S&P 500/Citigroup Growth because the S&P 500/Barra Growth will be discontinued in 2006, and Standard & Poor’s will replace this growth style index with the S&P 500/Citigroup Growth.

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* Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares

Investment Advisory Fees	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.30%	0.30%

Total Annual Fund Operating Expenses	1.40%	1.90%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$709	$993	$1,297	$2,158
Investment B Shares
If you do not sell your Shares:	$193	$597	$1,026	$2,092
If you sell your Shares at the end of the period:	$693	$897	$1,226	$2,092

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Income Equity Fund

Fund Summary

Investment Goal

To seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities

Investment Focus

Common and preferred stocks

Principal Investment Strategy

Attempts to identify stocks that pay high dividends

Share Price Volatility

Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

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The Advisor focuses primarily on equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund’s total assets will be invested in income-producing equity securities. As an additional income source, the Advisor also may invest in investment-grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment-grade, also known as junk bonds, (securities rated below BBB by Standard & Poor’s or Baa by Moody’s). The Advisor selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

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In addition to evaluating the current yield of a security, the Advisor considers dividend growth to be an important factor in selecting investments for the Fund. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase. The Advisor may seek to purchase a security that will generate dividends that are eligible for taxation at lower rates than other types of income at the shareholder level, but this will not be an investment strategy of the Fund.

Because the Fund contains “equity” in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes to this policy.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund.

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- may underperform other kinds of investments or market averages.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

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Risks Associated with Noninvestment-Grade Securities: Securities rated below investment-grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

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Liquidity Risks: Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment-grade or are not widely held. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. Prior to May 14, 1997 (the inception date for investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for sales charges, fees and expenses imposed on Investment A Shares. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	10 Years

Income Equity Fund -- Investment A Shares* (with 5.75% sales charge)
Returns before taxes	4.66%	5.02%	6.09%
Returns after taxes on distributions(1)	3.00%	3.59%	4.58%
Returns after taxes on distributions and sales of Investment A Shares(1)	5.20%	3.98%	4.65%

Income Equity Fund -- Investment B Shares** (with applicable Contingent Deferred Sales Charge)
Returns before taxes	5.55%	5.46%	6.16%
Returns after taxes on distributions(1)	3.87%	4.09%	4.74%
Returns after taxes on distributions and sales of Investment B Shares(1)	5.82%	4.39%	4.76%
S&P 500 (reflects no deduction for fees, expenses or taxes)(2)	15.79%	6.19%	8.42%
S&P 500/Citigroup Value (reflects no deduction for fees, expenses or taxes)(3)	20.80%	9.06%	9.28%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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(2) The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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(3) The S&P 500/Citigroup Value is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the value end of the growth-value spectrum. The Advisor has changed the benchmark index from S&P 500/Barra Value to S&P 500/Citigroup Value because the S&P 500/Barra Value will be discontinued in 2006, and Standard & Poor’s will replace this value style index with the S&P 500/Citigroup Value.

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* Prior to May 14, 1997 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for the Investment A Shares sales charge and 12b-1 fees.

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** Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares
Investment Advisory Fees	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.30%	0.30%

Total Annual Fund Operating Expenses	1.40%	1.90%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years
Investment A Shares	$709	$993	$1,297	$2,158
Investment B Shares
If you do not sell your Shares:	$193	$597	$1,026	$2,092
If you sell your Shares at the end of the period:	$693	$897	$1,226	$2,092

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International Equity Fund

Fund Summary

Investment Goal

To seek total return

Investment Focus

Equity securities of companies based outside the United States

Principal Investment Strategy

Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. This investment objective may be changed by the Fund’s Trustees without shareholder approval.

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The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, and at least 65% of its assets in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a “bottom-up” approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.

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The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company’s price/earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company’s financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company’s current growth trends and potential catalysts for increased valuation, based on the company’s potential to add economic value to the enterprise.

The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price/earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund’s holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

With respect to the Fund’s investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Because the Fund contains equity in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes in this investment policy.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of foreign companies -- may underperform other kinds of investments or the market as a whole.

Currency Risks: Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	Since Class Inception*

International Equity Fund -- Investment A Shares (with 5.75% sales charge)
Returns before taxes	19.47%	13.73%	6.69%
Returns after taxes on distributions(1)	18.31%	13.38%	6.40%
Returns after taxes on distributions and sales of Investment A Shares(1)	14.42%	12.05%	5.80%

International Equity Fund -- Investment B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	21.09%	14.26%	7.13%
Returns after taxes on distributions(1)	19.91%	13.94%	6.86%
Returns after taxes on distributions and sales of Investment B Shares(1)	15.52%	12.54%	6.19%
MSCI-EAFE (reflects no deduction for fees, expenses or taxes)(2)	26.86%	15.43%	10.07%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The MSCI-EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America.

* Since March 1, 2001.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares

Investment Advisory Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.32%	0.32%
Total Direct Annual Fund Operating Expenses	1.82%	2.32%
Acquired Fund Fees & Expenses****	0.04%	0.04%

Total Direct and Acquired Fund Annual Operating Expenses	1.86%	2.36%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

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**** Because the Fund invests in other Funds, it is a shareholder of those Acquired Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Acquired Funds. These expenses are deducted from the Acquired Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired Funds use their expense ratios for their most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired Funds, the amount of Fund's assets invested in Acquired Funds at any point in time, and the fluctuation of the expense ratios of the Acquired Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$753	$1,126	$1,523	$2,629
Investment B Shares
If you do not sell your Shares:	$239	$ 736	$1,260	$2,572
If you sell your Shares at the end of the period:	$739	$1,036	$1,460	$2,572

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Macro 100 Fund

Fund Summary

Investment Goal

To seek total return which consists of capital appreciation and income

Investment Focus

Common stocks of companies within the Standard & Poor’s 500 Index (“S&P 500”)

Principal Investment Strategy

Attempts to identify common stocks within the S&P 500 with the best potential for superior investment returns

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.

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The Fund’s Sub-Advisor (Laffer Investments, Inc.) pursues its investment objective by investing at least 80% of its assets in equity securities. Further, the Sub-Advisor pursues this objective by applying a “top down” approach to stock selection (analyzing the impact of economic trends before considering the performance of individual stocks). The Sub-Advisor evaluates broad macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. Macroeconomic information can include, but is not limited to, such factors as monetary, fiscal, incomes and trade policies. The strategy is based upon the quantitative and qualitative analysis of seven or more core economic models that, when combined, produce rankings of the S&P 500 companies. The Sub-Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund’s portfolio. The models analyze and evaluate, among others, company size, domestic company location, industry earnings forecasts, fiscal policy changes, global company location, interest rates changes and trade issues. The Fund will typically hold 100 securities. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of February 28, 2007, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $25.3 billion and the median market capitalization was approximately $12.4 billion. The smallest company in the S&P 500 had a market capitalization of $1.4 billion and the largest company had a market capitalization of $418 billion. The S&P 500 has a total market capitalization value of approximately $12.6 trillion. These capitalization values will change due to changes in the companies included in the S&P 500 and changes in their valuations. In connection with this strategy, the Fund may invest in the securities of companies with small market capitalizations (i.e., companies with a market capitalization of $500 million or less), to the extent that such companies are within the S&P 500.

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As a result of the Fund’s focus on macroeconomic strategy, it is not inherently biased towards any particular investment style (i.e., value or growth), but can be characterized from time to time as either, or a blend.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective. On an ongoing basis, the Sub-Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking to achieve total return

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of large capitalization companies within the S&P 500 -- may underperform other types of stock investments or the market as a whole.

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Growth Stock Risk: The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

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Value Stock Risk: Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Investment A Shares for the first full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s return would be less than shown below.

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	1 Year	Since Class Inception*

Macro 100 Fund -- Investment A Shares (with 5.75% sales charge)
Returns before taxes	0.40%	6.23%
Returns after taxes on distributions(1)	(0.11)%	5.80%
Returns after taxes on distributions and sales of Investment A Shares(1)	0.45%	5.24%

Macro 100 Fund -- Investment B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	1.05%	7.14%
Returns after taxes on distributions(1)	0.51%	6.70%
Returns after taxes on distributions and sales of Investment B Shares(1)	0.89%	6.02%
S&P 500 (reflects no deduction for fees, expenses or taxes)(2)	15.79%	11.78%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Since April 30, 2004

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares

Investment Advisory Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Service Fees	0.25%	0.25%
Other Expenses	0.43%	0.43%
Total Direct Annual Fund Operating Expenses	1.68%	2.18%
Acquired Fund Fees & Expenses****	0.02%	0.02%

Total Direct and Acquired Fund Annual Operating Expenses	1.70%	2.20%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

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****Because the Fund invests in other Funds, it is a shareholder of those Acquired Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Acquired Funds. These expenses are deducted from the Acquired Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired Funds use their expense ratios for their most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired Funds, the amount of Fund's assets invested in Acquired Funds at any point in time, and the fluctuation of the expense ratios of the Acquired Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$738	$1,080	$1,445	$2,468
Investment B Shares
If you do not sell your Shares:	$223	$ 688	$1,180	$2,408
If you sell your Shares at the end of the period:	$723	$ 988	$1,380	$2,408

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Mid Corp America Fund

Fund Summary

Investment Goal

To seek long-term capital appreciation by investing primarily in equity securities of mid cap companies

Investment Focus

Common stocks

Principal Investment Strategy

Attempts to identify companies with outstanding growth characteristics

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

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To pursue this objective, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (“RMCI”) or the Standard & Poor’s 400 Index (“S&P 400”). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of February 28, 2007, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $1.24 billion and the median market capitalization was approximately $4.4 billion. The companies in the RMCI had a total market capitalization range of approximately $863 million to $20.7 billion. As of February 28, 2007, the S&P 400 statistics were as follows: the average market capitalization of companies in the index was approximately $2.9 billion and the median market capitalization was approximately $2.7 billion. The companies in the S&P 400 had a total market capitalization range from approximately $479 million to $12.3 billion.

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In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both “growth” and “value” stocks. Factors the Advisor typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security. The Advisor will apply a “top down” strategy (analyzing the impact of economic trends before considering the performance of individual stocks), with industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential. These programs analyze the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.

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The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above.

Because the Fund refers to the terms “America” and “Mid Corp” in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily small to mid cap companies -- may underperform other kinds of investments or market averages.

Mid Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	Since Class Inception*

Mid Corp America Fund -- Investment A Shares (with 5.75% sales charge)
Returns before taxes	1.65%	8.44%	7.91%
Returns after taxes on distributions(1)	1.38%	8.38%	7.83%
Returns after taxes on distributions and sales of Investment A Shares(1)	1.43%	7.33%	6.88%

Mid Corp America Fund -- Investment B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	2.28%	8.90%	8.36%
Returns after taxes on distributions(1)	1.99%	8.84%	8.29%
Returns after taxes on distributions and sales of Investment B Shares(1)	1.87%	7.74%	7.28%
S&P 400 (reflects no deduction for fees, expenses or taxes)(2)	10.32%	10.89%	9.92%
RMCI (reflects no deduction for fees, expenses or taxes)(3)	15.26%	12.88%	10.75%
LMCCA (reflects no deduction for fees, expenses or taxes)(4)	12.22%	9.56%	8.07%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing the mid-range sector of the U.S. stock market.

(3) The unmanaged RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

(4) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

* Since March 1, 2001.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares

Investment Advisory Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.31%	0.31%

Total Direct Annual Fund Operating Expenses	1.56%	2.06%
Acquired Fund Fees & Expenses****	0.02%	0.02%

Total Direct and Acquired Fund Annual Operating Expenses	1.58%	2.08%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

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**** Because the Fund invests in other Funds, it is a shareholder of those Acquired Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Acquired Funds. These expenses are deducted from the Acquired Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired Funds use their expense ratios for their most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired Funds, the amount of Fund's assets invested in Acquired Funds at any point in time, and the fluctuation of the expense ratios of the Acquired Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$726	$1,045	$1,386	$2,345
Investment B Shares
If you do not sell your Shares:	$211	$ 652	$1,119	$2,283
If you sell your Shares at the end of the period:	$711	$ 952	$1,319	$2,283

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New Economy Fund

Fund Summary

Investment Goal

To seek capital appreciation by investing significantly in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies.

Investment Focus

Common stocks of companies engaged in advancing innovations in products, services or processes, frequently of a scientific or technological nature.

Principal Investment Strategy

Long-term capital appreciation

Share Price Volatility

High

Investment Strategy

The Fund’s investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund attempts to invest in companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies. Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign companies.

“New economy” companies include those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.

The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate.

Screens based upon quantitative multifactor models are used in the security identification and selection process. Models rely upon price and earnings momentum variables, as well as valuation, liquidity and risk variables.

Sector weights reflect the ongoing sector weights of the Russell 3000 Growth Index benchmark, input from the Investment Policy Committee of The Huntington National Bank, and expectations of sector out-performance or under-performance derived from quantitative and other sources.

The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of companies focusing on technological and scientific advancements -- may underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.

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Growth Stock Risk: The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

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Mid/Small Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Year	Since Class Inception*

New Economy Fund -- Investment A Shares (with 5.75% sales charge)
Returns before taxes	2.70%	10.09%	8.83%
Returns after taxes on distributions(1)	1.49%	9.79%	8.56%
Returns after taxes on distributions and sales of Investment A Shares(1)	3.36%	8.80%	7.70%

New Economy Fund -- Investment B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	3.35%	10.60%	9.24%
Returns after taxes on distributions(1)	2.04%	10.29%	8.97%
Returns after taxes on distributions and sales of Investment B Shares(1)	3.92%	9.25%	8.07%
RUS3G (reflects no deduction for fees, expenses or taxes)(2)	8.54%	3.02%	0.66%
S&P 500 (reflects no deduction for fees, expenses or taxes)(3)	15.79%	6.19%	4.09%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The RUS3G measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(3) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Since March 1, 2001.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares

Investment Advisory Fees	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.33%	0.33%

Total Annual Fund Operating Expenses	1.68%	2.18%
Acquired Fund Fees & Expenses****	0.02%	0.02%

Total Direct and Acquired Fund Annual Operating Expenses	1.70%	2.20%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

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**** Because the Fund invests in other Funds, it is a shareholder of those Acquired Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Acquired Funds. These expenses are deducted from the Acquired Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired Funds use their expense ratios for their most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired Funds, the amount of Fund's assets invested in Acquired Funds at any point in time, and the fluctuation of the expense ratios of the Acquired Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$738	$1,080	$1,445	$2,468
Investment B Shares
If you do not sell your Shares:	$223	$ 688	$1,180	$2,408
If you sell your Shares at the end of the period:	$723	$ 988	$1,380	$2,408

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Real Strategies Fund

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Fund Summary

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Investment Goal

To seek total return consisting of capital appreciation and income

Investment Focus

Real estate investment trusts (“REITs”); publicly traded real estate or commodities partnerships; equity securities of real estate-related or commodities-related companies; and inflation-protected fixed income securities (“IPS”)

Principal Investment Strategy

Seeks to invest in real estate-related, commodities-related and inflation-protected investments based on global market and economic conditions

Share Price Volatility

High

Investment Strategy

The Fund’s objective is to seek total return consisting of capital appreciation and income. The Fund pursues this objective by making investments that have performed well relative to general U.S. stocks and bonds during periods of increased inflation. The Fund implements its strategy by investing in a combination of the following securities and related derivative contracts:

  REITs that own commercial or residential properties, timberlands and other real estate or that provide real estate financing;
  Publicly traded partnerships and trusts, including exchange traded commodity funds (“ETCFs”) and master limited partnerships (“MLPs”), that (1) invest in real estate or commodities, or in derivative contracts for real estate, commodities or related indices, or (2) conduct real estate-related or commodities-related businesses;
  Equity securities issued by corporations engaged in real estate-related or commodities-related businesses, index-based securities and investment companies that invest in such equity securities, and other securities representing interests in cash flows or returns from real estate or commodities; and

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  IPS issued by U.S. and non-U.S. governments, their agencies or instrumentalities and by corporations that are structured to provide protection against inflation, and other fixed income securities that historically have provided protection against inflation.

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For purposes of this investment strategy, commodities include any physical good used principally in the manufacture or production of products, or the construction of facilities, including without limitation, agricultural products, minerals and energy. The Fund will treat a good as a commodity after it has been harvested or extracted, and after it has been processed or manufactured into another form. For example, the Fund will treat iron ore deposits, extracted iron ore, iron, and steel manufactured from iron as commodities, but will not treat cars, airplanes, buildings or other finished goods constructed with steel as commodities.

In addition, an issuer is “real estate-related” if it engages primarily in the business of (1) acquiring, developing, managing or financing real estate or (2) providing goods, equipment or services to companies engaged in such businesses. For example, a company that builds and manages commercial properties would be engaged in a real estate-related business, as would a company that manufactures equipment used primarily in building construction. An issuer is “commodities-related” if it engages primarily in the business of (1) growing, harvesting, transporting, processing or selling crops (including timber) or livestock, (2) finding, extracting, transporting, refining, manufacturing or selling minerals, (3) generating, transporting or selling electricity, or (4) providing goods, equipment or services to companies engaged in any of the foregoing businesses. For example, a company that mines and processes ore would be engaged in a commodities-related business, as would a company that manufactures mining equipment. Companies that engage primarily in a combination of the foregoing businesses will also be treated as real estate-related or commodities-related.

The Adviser bases the Fund’s investment strategy on its evaluation of the current and expected market conditions for real estate and commodities, and its outlook for inflation in the United States. For example, when the Adviser believes there may be a favorable increase in demand for real estate in a particular market, the Fund may seek to invest in REITs and MLPs that hold real estate related investments in that market, and in other companies engaged in real estate-related businesses in that market. The Fund will generally sell such investments when the Adviser concludes that demand for real estate in the related market will probably decline. However, there is no assurance that a particular market will perform as expected or that the Adviser’s analysis will incorporate all relevant information.

The Adviser also will analyze the current and expected global supply and demand for commodities. When the Adviser believes that global market conditions favor higher prices for a commodity, the Fund may seek to hold equity securities issued by ETCFs and MLPs that invest in the commodity, either directly or through derivative contracts for the commodity or an index that includes the commodity. The Fund also may seek to invest in equity securities issued by other companies engaged in businesses related to the commodity. The Fund will generally sell such investments when the Adviser concludes that market conditions no longer favor higher prices for the commodity.

Under ordinary market conditions, the Fund will hold IPS to the extent that the Adviser cannot find more favorable real estate-related and commodities-related investment opportunities. IPS will include U.S. Treasury Inflation-Protected Securities (“TIPS”), as well as other U.S. dollar denominated fixed income securities issued by U.S. government agencies and instrumentalities or corporations, and derivatives contracts, with inflation protection provisions (including adjustable interest rates).

The fixed income securities selected by the Advisor are: (i) rated investment-grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these fixed income securities will have remaining maturities of no more than 10 years.

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The Fund is not limited as to the minimum or maximum amount of its assets it may invest in real estate-related, commodities-related or inflation-protected investments, or in any combination thereof. In addition, the Fund’s investment strategy may result in investment of more than 25% of its portfolio in certain business sectors (such as energy or mining) or in certain geographic regions or countries.

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The Fund may invest in securities issued by U.S. and foreign governments and companies, and in securities denominated in foreign currencies. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time-to-time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Long-term investors seeking to reduce the effects of inflation on their investments or increase diversification with investments that historically are less correlated with U.S. stocks and bonds

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- real estate-related, commodities-related and inflation-protected securities -- may underperform other kinds of investments or market averages.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

Agriculture Risks: The Fund’s investments in agriculture-related companies are subject to the same risks as direct investments in agricultural commodities. Agricultural commodity prices rise and fall in response to many factors, including: drought, floods, weather, diseases, embargoes, tariffs and international economic, political and regulatory developments. These factors could lead to significant and rapid fluctuations in the value of ETCFs investing in agricultural commodities or in derivative contracts for agricultural commodities. Fluctuations in prices for agricultural commodities also may affect indirectly the value of companies whose businesses depend upon or otherwise relate to such agricultural commodities.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Currency Risks: Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds. Therefore, Fund performance can be affected significantly by the performance of one or a small number of issuers. When a Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on these Funds.

Energy Risks: To the extent that the Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

Inflation-Protected Securities Risks: While IPS adjust in response to inflation as measured by a specific price index, the value of these securities generally may still decline in response to an increase in real interest rates. Real interest rates are measured by subtracting the expected rate of inflation from the nominal interest rate of fixed income securities. The value of IPS may also fall if there is a decline in the price index (deflation), which generally will reduce any previous adjustments made to the IPS. IPS may also underperform other fixed income securities if inflationary expectations exceed the rate of inflation measured by the price index.

In addition, any increase in principal value of an IPS caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code. Also, to the extent that the Fund invests in IPS, income distributions are more likely to fluctuate. There is no assurance that the rate of inflation measured by the relevant price index will correspond to the inflation experienced by an investor.

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Interest Rate Risk: Prices of fixed income securities and mortgage REITs rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

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Mid/Small Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Mineral and Mining Risks: The Fund’s investments in mineral or mining-related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals and minerals. These factors could lead to significant and rapid fluctuations in the value of mining companies and ETCFs investing in mineral commodities or in derivative contracts for mineral commodities. Fluctuations in prices for mineral commodities also may affect indirectly the value of other companies whose businesses depend upon or otherwise relate to such mineral commodities.

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Real Estate/REIT Risk: The Fund’s investments in REITs, MLPs and other companies that invest in or manage real estate are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs and MLPs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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For more information about risks, please see the “Glossary of Investment Risks.” For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares

Investment Advisory Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.44%	0.44%

Total Direct Annual Fund Operating Expenses	1.69%	2.19%
Acquired Fund Fees & Expenses****	0.16%	0.16%

Total Direct and Acquired Fund Annual Operating Expenses	1.85%	2.35%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

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** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

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*** Does not include any wire transfer fees, if applicable.

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**** Because the Fund invests in other Funds, it is a shareholder of those Acquired Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Acquired Funds. These expenses are deducted from the Acquired Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired Funds are estimates based on anticipated asset levels of the Fund and its intended allocation of assets in Acquired Funds using their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Funds, the availability of Acquired Funds, the amount of Fund assets invested in Acquired Funds at any point in time, and the fluctuation of the expense ratios of the Acquired Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$752	$1,123	$1,518	$2,619
Investment B Shares
If you do not sell your Shares:	$238	$ 733	$1,255	$2,562
If you sell your Shares at the end of the period:	$738	$1,033	$1,455	$2,562

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Rotating Markets Fund

Fund Summary

Investment Goal

To seek capital appreciation

Investment Focus

Common stocks and index-based securities

Principal Investment Strategy

Attempts to rotate investments to the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek capital appreciation. The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and global) as determined by the Fund’s Advisor to offer the greatest potential for capital appreciation in a given market environment.

Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 80% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days advance notice before changing its 80% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and global equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use “top-down” analysis (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another equity market segment is more favorable given the current market environment.

Index-based securities are exchange-traded funds that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, S&P 500, or the NASDAQ-100 Index.

The following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

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The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index. As of February 28, 2007, the Russell 2000 Index statistics were as follows: the average market capitalization of companies in the index was approximately $1.24 billion and the median market capitalization was approximately $652 million. The companies in the index had a total market capitalization range of approximately $74 million to $3.7 billion.

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The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index. As of February 28, 2007, the Russell Midcap Index statistics were as follows: the average market capitalization of companies in the index was approximately $8.7 billion and the median market capitalization was approximately $4.4 billion. The companies in the index had a total market capitalization range of approximately $863 million to $20.7 billion.

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The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500. As of February 28, 2007, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $25.3 billion and the median market capitalization was approximately $124 billion. The S&P 500 has a total market capitalization value of approximately $12.6 trillion.

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The global market segment comprises companies that are based throughout the world, including the United States. When invested in the global market segment, the Fund’s investment (either directly or through the ownership of index-based securities) in equity stocks issued by companies based outside the United States will typically fluctuate between 40% and 60% of its assets. The global market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the global market due to the diverse array of foreign countries and economies.

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For a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of the market segment selected by the Advisor -- may underperform other kinds of investments or market averages.

Mid/Small Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a serve effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

Energy Risks: To the extent that the Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Foreign Custodial Services and Related Investment Costs: Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

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Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may to invest some or all of its assets in index-based securities that separately have their own management and other fees (such as investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Year	Since Class Inception**

Rotating Markets Fund -- Investment A Shares* (with 5.75% sales charge)
Returns before taxes	12.36%	7.45%	4.53%
Returns after taxes on distributions(1)	11.99%	7.36%	4.44%
Returns after taxes on distributions and sales of Investment A Shares(1)	8.53%	6.46%	3.90%
S&P 500 (reflects no deduction for fees, expenses or taxes)(2)	15.79%	6.19%	4.05%

Rotating Markets Fund -- Investment B Shares*** (with applicable Contingent Deferred sales charge)
Returns before taxes	13.60%	7.91%	4.96%****
Returns after taxes on distributions(1)	13.21%	7.81%	4.87%****
Returns after taxes on distributions and sales of Investment B Shares(1)	9.36%	6.86%	4.28%****
S&P 500 (reflects no deduction for fees, expenses or taxes)(2)	15.79%	6.19%	4.05%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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* The returns shown for Investment A Shares include the effect of a 5.75% front-end sales charge. The sales charge was effective on November 1, 2006. Prior to November 1, 2006, Investment A Shares had a 1.50% front-end sales charge.

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** Since May 1, 2001.

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*** Prior to May 1, 2007 (the inception date of Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 contingent deferred sales charge.

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**** Since May 1, 2007.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares

Investment Advisory Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.40%	0.40%

Total Direct Annual Fund Operating Expenses	1.40%	1.90%
Acquired Fund Fees & Expenses****	0.48%	0.48%

Total Direct and Acquired Fund annual Operating Expenses	1.88%	2.38%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

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** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

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*** Does not include any wire transfer fees, if applicable.

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**** Because the Fund invests in other Funds, it is a shareholder of those Acquired Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Acquired Funds. These expenses are deducted from the Acquired Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired Funds use their expense ratios for their most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired Funds, the amount of Fund's assets invested in Acquired Funds at any point in time, and the fluctuation of the expense ratios of the Acquired Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$755	$1,132	$1,533	$2,649
Investment B Shares
If you do not sell your shares:	$241	$742	$1,270	$2,592
If you sell your Shares at the end of the period:	$741	$1,042	$1,470	$2,592

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Situs Small Cap Fund

Fund Summary

Investment Goal

To seek long-term capital appreciation

Investment Focus

Diversified portfolio of equity securities of small capitalization companies

Principal Investment Strategy

Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of small capitalization companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment-grade at the time of investment.

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Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities of small capitalization companies. Small capitalization companies are defined as those companies with a market capitalization, at the time of investment, that is included in the S&P Small Cap 600 Index (as of February 28, 2007, the smallest company in the index had a market capitalization of $62 million, the largest company had a market capitalization of $3.6 billion and the weighted average market capitalization was $967 million). Up to 20% of the Fund’s assets may be invested in equity securities of mid- to large-capitalization companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the “Investment Practices” section.

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In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking small cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both “growth” and “value” stocks. The Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

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The Advisor applies a “top down” strategy in stock selection (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund’s foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

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The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Because the Fund refers to equity securities of small capitalization companies in its name, the Fund will normally invest at least 80% of its assets in equity securities of small capitalization companies and will notify shareholders at least 60 days in advance of any changes in this investment policy.

The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily smaller companies in both domestic and foreign markets -- may underperform other kinds of investments or market averages.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	Since Class Inception*

Situs Small Cap Fund -- Investment A Shares (with 5.75% sales charge)
Returns before taxes	4.17%	18.97%
Returns after taxes on distributions(1)	3.30%	18.52%
Returns after taxes on distributions and sales of Investment A Shares(1)	3.86%	16.68%

Situs Small Cap Fund -- Investment B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	4.93%	19.78%
Returns after taxes on distributions(1)	3.99%	19.31%
Returns after taxes on distributions and sales of Investment B Shares(1)	4.44%	17.41%
S&P 600 (reflects no deduction for fees, expenses or taxes)(2)	15.12%	20.56%
S&P 500 (reflects no deduction for fees, expenses or taxes)(3)	15.79%	16.01%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 600 generally represents all major industries in the small-cap range of the U.S. stock market.

(3) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Since September 30, 2002.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares

Investment Advisory Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.38%	0.38%

Total Direct Annual Fund Operating Expenses	1.63%	2.13%
Acquired Fund Fees & Expenses****	0.02%	0.02%

Total Direct and Acquired Fund Annual Operating Expenses	1.65%	2.15%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

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**** Because the Fund invests in other Funds, it is a shareholder of those Acquired Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Acquired Funds. These expenses are deducted from the Acquired Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired Funds use their expense ratios for their most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired Funds, the amount of Fund's assets invested in Acquired Funds at any point in time, and the fluctuation of the expense ratios of the Acquired Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$733	$1,065	$1,420	$2,417
Investment B Shares
If you do not sell your Shares:	$218	$ 673	$1,154	$2,356
If you sell your Shares at the end of the period:	$718	$ 973	$1,354	$2,356

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Fixed Income Securities Fund

Fund Summary

Investment Goal

To seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years

Investment Focus

U.S. government obligations, corporate debt securities, mortgage backed securities

Principal Investment Strategy

Focuses on investment-grade fixed income securities that produce a high level of income

Share Price Volatility

Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. Within these parameters, the Advisor focuses on securities which offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment Risk: Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	10 Years

Fixed Income Securities Fund -- Investment A Shares (with 4.75% sales charge)
Returns before taxes	(1.40)%	2.87%	4.42%
Returns after taxes on distributions(1)	(2.63)%	1.50%	2.51%
Returns after taxes on distributions and sales of Investment A Shares(1)	(0.94)%	1.64%	2.58%

Fixed Income Securities Fund -- Investment B Shares* (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(1.97)%	3.01%	4.27%
Returns after taxes on distributions(1)	(3.07)%	1.80%	2.49%
Returns after taxes on distributions and sales of Investment B Shares(1)	(1.30)%	1.86%	2.54%
LBGCBI (reflects no deduction for fees, expenses or taxes)(2)	3.78%	5.17%	6.26%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged LBGCBI is comprised of all bonds that are investment-grade Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s. Issues must have at least one year to maturity.

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* Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	4.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares

Investment Advisory Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.31%	0.31%

Total Annual Fund Operating Expenses	1.31%	1.81%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$602	$870	$1,159	$1,979
Investment B Shares
If you do not sell your Shares:	$184	$569	$ 980	$1,996
If you sell your Shares at the end of the period:	$684	$869	$1,180	$1,996

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Intermediate Government
Income Fund

Fund Summary

Investment Goal

To seek to provide investors with a high level of current income

Investment Focus

U.S. government obligations, mortgage backed securities

Principal Investment Strategy

Focuses on U.S. government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income

Share Price Volatility

Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to provide investors with a high level of current income.

The Advisor invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in U.S. government securities. The Fund will maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

The Fund intends to invest in the securities of GSEs. Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (“CMOs”), whose income is generated by payments of principal and interest on pools of mortgage loans.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders). For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Prepayment Risk: Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Reinvestment Risk: As prepayment increases as a result of lower interest rates, the proceeds from maturing mortgage-related securities will be reinvested at lower interest rates, thus reducing income.

Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	10 Years

Intermediate Government Income Fund -- Investment A Shares(1) (with a 4.75% sales charge)
Returns before taxes	(1.63)%	2.36%	4.25%
Returns after taxes on distributions(2)	(2.85)%	1.05%	2.52%
Returns after taxes on distributions and sales of Investment A Shares(2)	(1.07)%	1.24%	2.55%

Intermediate Government Income Fund -- Investment B Shares* (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(2.14)%	2.50%	4.25%
Returns after taxes on distributions(2)	(3.25)%	1.30%	2.58%
Returns after taxes on distributions and sales of Investment B Shares(2)	(1.40)%	1.43%	2.60%
LBIGC (reflects no deduction for fees, expenses or taxes)(3)	4.08%	4.53%	5.81%
MLTA 1-10 (reflects no deduction for fees, expenses or taxes)(4)	3.86%	3.83%	5.43%

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(1) Performance data includes the performance of the FMB Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on April 13, 1998.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The unmanaged LBIGC is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.

(4) The unmanaged MLTA 1-10 tracks the current 10-year Treasury securities.

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* Prior to May 12, 2003 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	4.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares

Investment Advisory Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.33%	0.33%

Total Annual Fund Operating Expenses	1.33%	1.83%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$604	$876	$1,169	$2,000
Investment B Shares
If you do not sell your Shares:	$186	$576	$990	$2,017
If you sell your Shares at the end of the period:	$686	$876	$1,190	$2,017

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Michigan Tax-Free Fund

Fund Summary

Investment Goal

To seek to provide investors with current income exempt from both federal and Michigan personal income taxes

Investment Focus

Michigan municipal securities

Principal Investment Strategy

Invests primarily in investment-grade Michigan municipal securities

Share Price Volatility

Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to provide investors with current income exempt from both federal and Michigan personal income taxes.

As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax. In addition, at least 80% of the Fund’s annual income will be exempt from the AMT. The securities selected by the Advisor are: (i) rated investment-grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. The securities selected by the Advisor for investment will have remaining maturities of no more than 15 years and the Fund’s anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Michigan as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Michigan personal income taxes.

Michigan tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Michigan personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Michigan residents seeking income exempt from federal and state income taxes.

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Michigan, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Michigan is principally dependent upon three sectors: manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment Risk: Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	10 Years

Michigan Tax-Free Fund -- Investment A Shares(1) (with a 4.75% sales charge)
Returns before taxes	(2.61)%	1.93%	3.13%
Returns after taxes on distributions(2)	(2.62)%	1.88%	3.05%
Returns after taxes on distributions and sales of Investment A Shares(2)	(0.92)%	1.99%	3.13%

Michigan Tax-Free Fund -- Investment B Shares* (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(3.23)%	2.04%	3.12%
Returns after taxes on distributions(2)	(3.23)%	1.99%	3.03%
Returns after taxes on distributions and sales of Investment B Shares(2)	(1.45)%	2.04%	3.10%
LB7MBI (reflects no deduction for fees, expenses or taxes)(3)	3.98%	4.89%	5.22%

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(1) Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on April 13, 1998.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The unmanaged LB7MBI is comprised of intermediate-term, investment-grade tax-exempt bonds with maturities between six and eight years.

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* Prior to May 19, 2003 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	4.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares

Investment Advisory Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.54%	0.54%

Total Annual Fund Operating Expenses	1.54%	2.04%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$624	$938	$1,275	$2,222
Investment B Shares
If you do not sell your Shares:	$207	$640	$1,098	$2,241
If you sell your Shares at the end of the period:	$707	$940	$1,298	$2,241

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Mortgage Securities Fund

Fund Summary

Investment Goal

To seek to achieve current income

Investment Focus

Mortgage-related securities, including mortgage Real Estate Investment Trusts (“REITs”)

Principal Investment Strategy

Invests in mortgage-related securities, including mortgage REITs

Share Price Volatility

Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as CMOs, whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code. The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

Because the Fund refers to mortgage in its name, the Fund will normally invest at least 80% of its assets in mortgage-related securities, and the Fund will notify shareholders at least 60 days in advance of any changes in this policy.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment Risk: Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities. Prepayment Risk. Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.

Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particulary sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property, taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee any made incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	10 Years

Mortgage Securities Fund -- Investment A Shares (with a 4.75% sales charge)
Returns before taxes	0.77%	4.37%	5.46%
Returns after taxes on distributions(1)	(0.52)%	3.05%	3.62%
Returns after taxes on distributions and sales of Investment A Shares(1)	0.60%	2.95%	3.52%

Mortgage Securities Fund -- Investment B Shares* (with applicable Contingent Deferred Sales Charge)
Returns before taxes	0.33%	3.73%	5.44%
Returns after taxes on distributions(1)	(0.83)%	3.29%	3.65%
Returns after taxes on distributions and sales of Investment B Shares(1)	0.32%	3.15%	3.54%
LBMBSI (reflects no deduction for fees, expenses or taxes)(2)	5.22%	4.85%	6.16%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged LBMBSI is generally representative of the mortgage-backed securities market as a whole.

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* Prior to May 13, 2003 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	4.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares

Investment Advisory Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.35%	0.35%

Total Annual Fund Operating Expenses	1.35%	1.85%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$606	$882	$1,179	$2,022
Investment B Shares
If you do not sell your Shares:	$188	$582	$1,001	$2,039
If you sell your Shares at the end of the period:	$688	$882	$1,201	$2,039

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Ohio Tax-Free Fund

Fund Summary

Investment Goal

To seek to provide current income exempt from federal income tax and Ohio personal income taxes.

Investment Focus

Ohio municipal securities

Principal Investment Strategy

Invests primarily in investment-grade Ohio municipal securities

Share Price Volatility

Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes.

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The Advisor invests substantially all of the assets of the Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. Additionally, the Fund will not invest in securities which generate income treated as a preference item for federal ATM purposes. The securities selected by the Advisor are: (i) rated investment-grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these securities will have remaining maturities of no more than 15 years and the Fund’s anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

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In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Ohio residents seeking income exempt from federal and state income taxes

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment Risk: Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	10 Years

Ohio Tax-Free Fund -- Investment A Shares (with a 4.75% sales charge)
Returns before taxes	(2.56)%	2.03%	3.05%
Returns after taxes on distributions(1)	(2.56)%	1.94%	2.98%
Returns after taxes on distributions and sales of Investment A Shares(1)	(0.81)%	2.10%	3.07%

Ohio Tax-Free Fund -- Investment B Shares* (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(3.20)%	2.14%	3.03%
Returns after taxes on distributions(1)	(3.21)%	2.05%	2.96%
Returns after taxes on distributions and sales of Investment B Shares(1)	(1.36)%	2.15%	3.04%
LB7MBI (reflects no deduction for fees, expenses or taxes)(2)	3.98%	4.89%	5.22%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged LB7MBI comprises intermediate-term, investment-grade bonds with maturities between six and eight years.

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* Prior to May 2, 2003 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	4.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares

Investment Advisory Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.42%	0.42%

Total Annual Fund Operating Expenses	1.42%	1.92%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$613	$903	$1,214	$2,096
Investment B Shares
If you do not sell your Shares:	$195	$603	$1,037	$2,114
If you sell your Shares at the end of the period:	$695	$903	$1,237	$2,114

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Short/Intermediate Fixed
Income Securities Fund

Fund Summary

Investment Goal

To seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years

Investment Focus

U.S. government obligations and investment-grade corporate debt securities

Principal Investment Strategy

Focuses on fixed income securities with maturities of less than 5 years that produce a high level of income.

Share Price Volatility

Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.

The Advisor invests primarily in corporate debt and U.S. government securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

The Fund intends to invest in the securities of GSEs. Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Investors willing to accept the risk of a low to moderate amount of fluctuation of their investment for the benefit of a higher total return

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities.

Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. Prior to May 9, 2003 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for sales charges, fees and expenses imposed on Investment A Shares. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	10 Years

Short/Intermediate Fixed Income Securities Fund -- Investment A Shares(1) (with a 1.50% sales charge)
Returns before taxes	1.90%	2.13%	3.84%
Returns after taxes on distributions(2)	0.88%	1.04%	2.10%
Returns after taxes on distributions and sales of Investment A Shares(2)	1.22%	1.16%	2.18%
ML1-5YGC (reflects no deduction for fees, expenses or taxes)(3)	4.24%	3.71%	5.32%

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(1) Prior to May 9, 2003 performance for Investment A Shares is based on the performance of Trust Shares, adjusted for the sales charges, fees and expenses imposed on Investment A Shares.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.

(3) The unmanaged ML1-5YGC is an index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 4.99 years.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	1.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)	0%
Redemption Fee (as a percentage of amount redeemed, if applicable)**	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares

Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.25%
Other Expenses	0.32%

Total Annual Fund Operating Expenses	1.32%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$ 282	$ 562	$ 863	$1,716

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Shareholder Information

Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

Choosing a Share Class

The Funds listed in this Prospectus offer different classes of Shares, each of which has different expenses and other characteristics. Two classes of Fund Shares -- Investment A and Investment B -- are offered in this Prospectus. Two other classes of Fund Shares -- Trust Shares of the Funds and Interfund Shares of the Money Market Fund are offered in separate Prospectuses.

As shown below, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses (“expense ratios”), as well as the compensation payable to investment professionals, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your investment professional.

To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Investment A Shares. Among other ways, Investment A Shares have a series of “breakpoints,” which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under “Sales Charges.”) On the other hand, Investment B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Investment B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after owning the Shares for six years).

You should also consider that the expense ratio for Investment A Shares will be lower than that for Investment B Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Investment B Shares does not always make them preferable to Investment A Shares.

The following are some of the main differences between Investment A and Investment B Shares:

Investment A

  Front-end sales charges (except Money Market Funds), as described below under “Sales Charges.”
  Distribution (Rule 12b-1) fees of 0.25% of a Fund’s average daily net assets.
  A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund’s average daily net assets.

Investment B

  No front-end sales charge.
  Distribution (Rule 12b-1) fees of 0.75% of a Fund’s average daily net assets.
  A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund’s average daily net assets.
  A contingent deferred sales charge, as described below.
  Automatic conversion to Investment A Shares at the end of eight years, thus reducing future annual expenses. (See “Purchasing Shares -- Investment B Shares Conversion Feature” below.)

For the actual past expenses of each share class, see the individual Fund profiles earlier in this Prospectus.

Because Rule 12b-1 fees are paid on an ongoing basis, Investment B shareholders could end up paying more expenses over the long term than if they had paid a sales charge on their initial investment.

All of the Funds in this Prospectus also offer Trust Shares and the Money Market Fund offers Interfund Shares, which have their own expense structures. Trust Shares are available to fiduciary, advisory, agency and other similar clients of The Huntington National Bank (“Huntington Bank”) and its affiliates or correspondent banks as well as similar customers of third party financial institutions. Interfund Shares are available only for purchase by the Funds.

For purchases of $100,000 or more on the Short/Intermediate Fixed Income Securities Fund and $1 million or more on the Equity Funds and all the other Income Funds, the sales charge for Investment A Shares is waived. As a result, if you are making an initial investment of these larger amounts, the lower operating expenses of Investment A Shares may make them a better choice for you than Investment B Shares. Even investments of lower amounts may make Investment A Shares a better choice over time.

Distribution of the Funds

Edgewood Services, Inc. (Distributor), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. The Distributor is a subsidiary of Federated Investors, Inc.

In connection with the sale of Investment A Shares, the Distributor collects the applicable sales charge and, if the sale is made through a registered broker-dealer, generally pays the selling broker-dealer up to 90% (and as much as 100%) of that amount. The Distributor retains any portion not paid to a broker-dealer. The Distributor is responsible for collecting applicable contingent deferred sales charges in connection with the redemption of Investment A and Investment B Shares. The Distributor will cause these charges to be paid to a designated agent, which may include the Advisor and its affiliates, and other investment professionals for advancing any sales commissions on the sale of Investment A Shares or Investment B Shares.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it, including amounts made available by the Distributor, Advisor and their affiliates out of their reasonable resources and profits. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Shareholder Services

The Trust has entered into an agreement with Huntington Bank pursuant to which Huntington Bank under which it is entitled to receive a shareholder services fee of up to 0.25% of the average daily NAV of Investment A Shares and Investment B Shares of each Fund for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, and communicating or facilitating purchases and redemptions of Shares.

Additional Payments To Financial Intermediaries

The Distributor, the Advisor and their affiliates may pay out of their own profits and reasonable resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ Prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Funds and any services the financial intermediary provides. The Funds’ Statement of Additional Information (“SAI”) contains additional information on the types of additional payments that may be paid.

Distribution Plan (Rule 12b-1 Fees)

The Funds have adopted a Rule 12b-1 Plan on behalf of Investment A Shares and Investment B Shares, which allows them to pay fees to financial intermediaries (which may be paid through the Distributor) for the sale and distribution of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds.

For each of the Funds offered by this Prospectus, the maximum Rule 12b-1 fee is 0.25% of the applicable Fund’s Investment A Shares average daily net assets and 0.75% of the applicable Fund’s Investment B Shares average daily net assets. Financial institutions who receive advanced commissions on the sale of Investment A Shares will not be paid a Rule 12b-1 fee since those fees are collected by the Distributor to pay for financing the advanced commission.

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Investment A Shares and Investment B Shares are also subject to a non-Rule 12b-1 shareholder servicing fee of 0.25% of the Fund’s average daily net assets.

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Sales Charges

Purchases of Investment A Shares of any of the Funds except the Money Market Funds are subject to front-end sales charges.

Equity Funds

Amount of Transaction*	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested
$0-$49,999	5.75%	6.10%
$50,000-$99,999	4.75%	4.99%
$100,000-$249,999	4.00%	4.17%
$250,000-$499,999	3.50%	3.63%
$500,000-$749,999	2.95%	3.04%
$750,000-$999,999	2.20%	2.25%
$1,000,000 and Over	0.00%**	0.00%**

Income Funds (except Short/Intermediate Fixed Income Securities Fund)

Amount of Transaction*	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested
$0-$49,999	4.75%	4.99%
$50,000-$99,999	3.75%	3.90%
$100,000-$249,999	3.00%	3.09%
$250,000-$499,999	2.50%	2.56%
$500,000-$749,999	2.00%	2.04%
$750,000-$999,999	1.75%	1.78%
$1,000,000 and Over	0.00%**	0.00%**

Short/Intermediate Fixed Income Securities Fund

Amount of Transaction*	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested
$0-$99,999	1.50%	1.52%
$100,000 and Over	0.00%	0.00%

* As noted below, for purposes of calculating the “Amount of Transaction,” you may include the current value of Investment B Shares of Equity and Income Funds owned provided you notify the Distributor or the financial intermediary through whom you are making the purchase.

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Other Quantity Discounts, Reductions and Waivers

Other quantity discounts, reductions and waivers may also apply in certain special situations described below. In order to verify your eligibility for these discounts, reductions and waivers, you may need to provide the Trust or your investment professional with certain information, including account statements and records that reflect any investments by you, your spouse, or your children under 21 in the Funds. If you or your investment professional think you qualify, please notify the Trust by calling (800) 253-0412. If the Distributor is notified of your eligibility, it will reduce or eliminate the sales charge, as applicable, once it confirms your qualification. If the Distributor is not notified, you will receive the discount or waivers only on subsequent purchases for which the Distributor is notified, and not retroactively on past purchases. The sales charges applicable to the Shares offered in this Prospectus, and the break point discounts offered with respect to such Shares, are described in full in this Prospectus. Because the Prospectus is available on the Huntington Funds’ website free of charge, Huntington does not disclose this information separately on the website.

No sales charges will apply to purchases of Investment A Shares made:

  Through an investment professional that does not accept a sales commission from the Distributor
  Through the automatic reinvestment of dividends and capital gains distributions
  By current and former/retired Trustees and officers of the Trust, their spouses and immediate family members
  By current officers, directors and employees of Huntington Bancshares Incorporated (HBI) or its subsidiaries, their spouses and immediate family members and by current employees of other financial institutions with which HBI or its subsidiary has entered into definitive merger agreements (“Current Employees”)
  By retired officers and employees of HBI or its subsidiaries and their spouses
  By participants in certain financial services programs offered by HBI subsidiaries
  By members of certain affinity groups which have entered into arrangements with the Advisor or the Distributor
  By investors who have sold an equal or greater amount of Shares of an Equity or Income Fund within the last 60 days (not available more than once)

Reduced sales charges on Investment A Shares (based on the quantity discounts noted above) will apply to purchases made:

  By investors whose multiple investments over time in Investment A Shares and/or Investment B Shares of any Equity or Income Fund have a total current market value subject to a quantity discount
  By investors whose investments over time in Investment A Shares and/or Investment B Shares of any Equity or Income Fund plus investments by their spouse and children under 21 made over time in Investment A Shares and/or Investment B Shares of any Equity or Income Fund at the same time, have a total current market value subject to a quantity discount
  By investors who sign a letter of intent to invest at least $100,000 in the Short/Intermediate Fixed Income Securities Fund, or $50,000 in the Equity Funds or other Fixed Income Funds within a 13-month period*
  By investors whose investments in Investment A Shares and/or Investment B Shares of multiple Equity and/or Income Funds at the same time have a total current market value subject to a quantity discount
  By trustees or fiduciaries whose investments in Investment A Shares and/or Investment B Shares of Equity and/or Income Funds on behalf of a single trust estate or fiduciary account have a total current market value subject to a quantity discount

With respect to reduced sales charges which apply to aggregated purchases as noted above, purchases through multiple intermediaries or Individual Retirement Accounts (which do not include employer-sponsored retirement plans) may be aggregated to achieve a sales charge discount or waiver.

*Letter of Intent. An investor may sign a letter of intent to purchase within a 13-month period the minimum amount of Investment A Shares in any Equity or Income Fund required to be eligible for the applicable sales charge reduction on each purchase over the 13-month period. Until the investor reaches the necessary threshold, the Trust will hold up to 5% of the Shares in escrow. Reinvested dividends will not be included in calculating an investor’s fulfillment of his/her letter of intent.

The Shares held in escrow will be released to the investor’s account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased.

A Letter of Intent will not obligate the investor to purchase Investment A Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

More information about the other sales charge reductions is provided in the SAI.

Contingent Deferred Sales Charges

Purchases of Investment B Shares are not subject to any front-end sales charges; however, you will be assessed a contingent deferred sales charge (CDSC) when you redeem Investment B Shares, based on the amount of time you have held those Shares as follows:

Year of Redemption (based on purchase date)	All Funds
Year 1	5.00%
Year 2	4.00%
Year 3	3.00%
Year 4	3.00%
Year 5	2.00%
Year 6	1.00%
Year 7 or later	0.00%

For each redemption, we will first redeem Shares which are not subject to CDSCs, if any, and then Shares which you have held for the longest period of time. The applicable CDSC will then be charged on the lesser of current market value or the original cost of the Investment B Shares being redeemed.

No CDSC will apply to redemptions of Shares:

  Acquired through dividend or capital gains reinvestments.
  Redeemed in order to meet Internal Revenue Code minimum required distributions from Individual Retirement Accounts (IRAs) redeemed following the death of the shareholder in whose name such Shares are held.

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  Representing minimum required distributions from an IRA or other retirement plan to a shareholder who has attained the age of 70½.

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  Upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.
  Withdrawn under the Fund’s systematic withdrawal plan but limited to 10% or less of your account value in a single year, so long as the Distributor is given prior notice of the applicability of this CDSC waiver. In measuring this redemption percentage, your account is valued when you establish the systematic withdrawal plan and then annually at calendar year end.

Pricing Shares

The price at which the Funds will offer or redeem Shares is the NAV per Share next determined after the order is considered received, subject to any applicable front-end or CDSCs. Consult your investment professional to determine if there are additional fees or charges that are separately assessed when purchasing, exchanging or redeeming Shares. The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method.

In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by the Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available. In such situations, the Trust’s sub-financial administrator may request that the Trust’s Pricing Committee, as described herein, make its own fair value determination.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange (“NYSE”), which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

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The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the Situs Small Cap Fund and the Real Strategies Fund may invest some of their assets in foreign securities, they also may be affected, although to a lesser extent.

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There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

The Trust calculates the NAV per share for each of the Funds (other than the Money Market Funds) as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The Trust calculates the NAV per share for each Money Market Fund twice a day, as follows: at 10:30 a.m. Eastern Time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund; at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund; and as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) for each Money Market Fund, on each day that the NYSE is open.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Trust at (800) 253-0412, if you have any questions about purchasing Shares.

The Funds are open for business on any day the NYSE is open, except for Columbus Day and Veterans’ Day. The Funds are closed on the following NYSE holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Purchasing Shares

You may purchase Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed under “Pricing Shares” above. You may purchase Shares of all the Income Funds and Equity Funds on any business day when both the Federal Reserve Bank and the NYSE are open. In connection with the sale of a Fund’s Shares, the Distributor or its affiliates may from time to time offer certain items of nominal value to any shareholder.

What Shares Cost

Money Market Funds

Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, if your order is received by the Trust or its designated agent before 1:00 p.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. With regard to investments in the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, if your order is received by the Trust or its designated agent before 10:30 a.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. Investments in the money market funds made by check, Automated Clearing House (ACH) or Systematic Investment Program (SIP) will begin earning dividends when the payment is converted to federal funds (normally the next business day).

All Other Funds

Your purchase order for Investment A Shares is priced at the next NAV calculated after your order is received by the Trust or its designated agent, plus any applicable sales charge. Your purchase order for Investment B Shares is priced simply at its next NAV calculated after your order is received by the Trust or its designated agent.

In order to purchase Investment A Shares or Investment B Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment in good federal funds within three (3) business days.

Notes About Purchases

The Trust reserves the right to suspend the sale of Shares of any of the Funds temporarily and the right to refuse any order to purchase Shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within three (3) business days, or your check does not clear, it may cancel the purchase and you may be liable for any losses to the Funds. In addition, you will be liable for any losses or fees incurred by the Trust or its transfer agent in connection with the transaction.

The Funds may limit the amount of purchases and refuse to sell Shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds. Checks must be made payable to the Funds in U.S. dollars and drawn on a U.S. bank. The Funds and their servicing agent reserve the right to refuse any specific purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

Investment B Shares Conversion Feature

Once you hold Investment B Shares for eight years, they will automatically convert tax-free into Investment A Shares of the same Fund at the end-of-the-month-processing, in the 12th month of the eighth year. After the conversion, you will have the same dollar value investment, although you may have more or less shares due to differences in the NAVs of Investment A Shares and Investment B Shares.

Investment A Shares carry lower distribution (Rule 12b-1) fees than Investment B Shares. Although Investment A Shares also carry a front-end sales charge, you will not incur any sales charges upon conversion.

How to Buy Investment A Shares or Investment B Shares

1. Minimum investment requirements:

  $1,000 for initial investments outside the SIP ($100 for Current Employees)
  $50 for initial investments through the SIP ($25 for Current Employees)
  $50 for subsequent investments

2. Call

  The Huntington Funds at (800) 253-0412
  The Huntington Investment Company at (800) 322-4600
  Your Huntington Personal Banker
  Your Investment Professional

3. Make payment

  By check payable to the applicable Fund and Share class (e.g., Huntington Dividend Capture
  Fund -- Investment B Shares) to:

The Huntington Funds
P.O. Box 6110
Indianapolis, IN 46206-6110

Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.

(The Trust will treat your order as having been received once the Trust receives your check.)

OR

  By Federal funds wire to:

Huntington National Bank NA
ABA #044000024
Huntington Fund
Account #01892228947
Shareholder Name
Shareholder Account Number

(The Trust will treat your order as having been received immediately upon receipt by its transfer agent)

OR

  By check or Federal funds wire, through your Huntington Investment Representative, which is processed by National Financial Services LLC according to its policies and procedures
  Through the SIP (Once you become a participant in the SIP, your investments will be made automatically at your requested intervals)

Other methods of acceptable payment are discussed in the SAI.

Systematic Investment Program (SIP)

You may invest on a regular basis in Investment A Shares or Investment B Shares of one or more Funds through the SIP. To participate, you must open an account with the Trust by calling (800) 253-0412, The Huntington Investment Company, or your Personal Banker, request and complete an application, and invest at least $50 at periodic intervals ($25 for Current Employees). Minimum initial and subsequent investment requirements may be different for Huntington Investment Company accounts.

Once you have signed up for the SIP, the Trust will automatically withdraw money from your bank account and invest it, subject to any applicable sales charges, in Investment A Shares or Investment B Shares of the Fund or Funds you specify. Purchases of Investment A Shares through the SIP will be assessed the applicable sales charge. Your participation in the SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

Exchanging Shares

Money Market Funds

On any business day when the Federal Reserve Bank, the NYSE, and the principal bond markets are open, you may exchange Shares of any Fund for the same class of Shares of any other Fund offering such Shares and as discussed under “Pricing Shares.”

All Other Funds

On any business day when both the Federal Reserve Bank and the NYSE are open, you may exchange Shares of all other Funds for the same class of Shares of any other Huntington Fund offering such Shares.

Additional Information

In order to exchange Shares of a Fund on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) that day.

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days prior notice. However, the Fund’s management or Advisor may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds. (“See Frequent Trading Policies”)

An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. In addition, if you exchange shares of a Fund that imposes a sales charge into another Fund that imposes such a charge, there may be special tax consequences.

The SAI contains more information about exchanges.

Exchanging Investment A Shares

For Investment A Shares, the Trust makes exchanges at NAV (determined after the order is considered received), plus any applicable sales charges.

Exchange Out Of	Exchange Into	Sales Charge
Any Money Market Fund	Any Money Market Fund	NO
Any Money Market Fund	Any Equity or Income Fund	YES--See “Sales Charges”
Any Equity or Income Fund	Any Money Market, Equity or Income Fund	NO

Exchanging Investment B Shares

For Investment B Shares, the Trust makes exchanges at NAV (determined after the order is considered received) without assessing any CDSC at the time of exchange.

Once you make an exchange, the Trust carries over the holding period of your exchanged Investment B Shares to your new Investment B Shares for purposes of calculating any CDSC upon redemption.

How to Exchange Shares

1. Satisfy the minimum account balance requirements

  You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.

2. Call (You must have completed the appropriate section on your account application)

  The Huntington Funds at (800) 253-0412
  The Huntington Investment Company at (800) 322-4600
  Your Huntington Personal Banker
  Your Investment Professional

OR

Write

The Huntington Funds
P.O. Box 6110
Indianapolis, IN 46206-6110

3. Provide the required information

  Name of the Fund from which you wish to make the exchange (exchange OUT OF)
  Specify the Investment A Shares or Investment B Shares class
  Your account number
  The name and address on your account (account registrations must be identical)
  The dollar amount or number of Shares to be exchanged
  Name of the Fund into which you wish to make the exchange (exchange INTO) -- (Make sure this Fund offers the applicable class of shares)
  Your signature (for written requests)

(For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a New Technology Medallion Signature Guarantee in order to make an exchange.)

Redeeming Shares

Money Market Funds

You may redeem Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets are open, and as discussed under “Pricing Shares” above.

All Other Funds

You may redeem Shares of all other Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

How to Redeem Investment A Shares or Investment B Shares

1. Call (You must have completed the appropriate section on your account application)

  The Huntington Funds at (800) 253-0412;
  The Huntington Investment Company at (800) 322-4600; or
  Your Huntington Personal Banker
  Your Investment Professional

OR

Write

The Huntington Funds
P.O. Box 6110
Indianapolis, IN 46206-6110

OR

Write a Check (Investment A Shares of the Money Market Funds Only)

  In an amount of at least $250 from your applicable Money Market Fund’s account (You may not use a check to close an account.) See “Checkwriting” below for more information.

2. Provide the required information

  The name of the Fund from which you wish to redeem Shares
  Specify the Investment A Shares or Investment B Shares class
  Your account number
  The name and address on your account
  Your bank’s wire transfer information (for wire transfers)
  The dollar amount or number of Shares you wish to redeem
  Your signature (for written requests)

(If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust, or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a New Technology Medallion Signature Guarantee in order to redeem.)

Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

Additional Information

In order to redeem Shares of the Income Funds or Equity Funds on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. In addition, you will not receive dividends declared on the day of the redemption. For Money Market Fund shareholders who request redemptions after the cut-off times mentioned above and for shareholders of the Income Funds or Equity Funds, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined, in which case you will be entitled to receive dividends declared on the day of redemption. Redemption requests made through The Huntington Investment Company or a Huntington Personal Banker will be promptly submitted to the Trust. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder’s address of record.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Systematic Withdrawal Program

You may choose to receive periodic payments from redemptions of Investment A Shares or Investment B Shares, subject to any applicable CDSCs, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Systematic Withdrawal Program by calling the Trust, The Huntington Investment Company or your Personal Banker, the Trust will automatically redeem Shares from your account and electronically send the proceeds to the bank account you specify.

Generally, it is not advisable to continue to purchase Investment A Shares subject to a sales charge while redeeming Investment A Shares using this program.

Telephone Transactions

If you authorized telephone transactions by completing the appropriate paperwork with the Funds and your investment professional, you are eligible to call to redeem or exchange Shares. Your telephone instructions may be recorded to verify that the Fund, its transfer agent and/or your investment professional follows reasonable procedures. Otherwise, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Checkwriting (Investment A Shares of the Money Market Funds Only)

You may request checks to redeem your Fund Shares. Please request and complete an application for checkwriting. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

Redemption of Accounts with Balances Under $1,000

Due to the high cost of maintaining accounts with low balances, if your account balance in any one Fund falls below $1,000, the Trust may choose to redeem those Shares, subject to any applicable CDSCs, and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund’s NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

Other Information

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.

Frequent Trading Policies

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in a Fund’s NAV.

The Funds’ Trustees have approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds’ Shares. The Funds’ fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “Pricing Shares.” The Funds also monitor trading in Shares in an effort to identify disruptive trading activity. The Funds monitor trades where there is a purchase and redemption or exchange in excess of a certain amount into and out of the Funds within a period of 45 days. The Funds may also monitor trades into and out of the Funds over periods longer than 45 days. Whether or not the specific monitoring limits are exceeded, the Funds’ management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. The Funds’ management and Advisor may also take action to limit or suspend further trading by a financial intermediary if it is deemed to be engaged in excessive trading and/or does not cooperate satisfactorily with requests for details about trading activity. No matter how the Funds define their limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance. Also, it is possible that frequent trading may occur in the Funds without being identified because certain investors may seek to hide their identity or trading activity, or there may be operational or technical limitations that limit the Funds’ ability to monitor and restrict frequent trading.

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The Funds’ objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held.

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The Advisor will provide to the Funds’ Trustees a quarterly report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.

Money Market Funds

Given the short-term nature of the Money Market Funds’ investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Funds do not anticipate that, in the normal case, frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds’ policies or procedures to discourage frequent or short-term trading do not apply to the Money Market Funds’ Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging Shares of the Money Market Funds and other non-Money Market Funds if the Funds’ management or Advisor determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.

Portfolio Holdings Information

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You can access summary portfolio composition information concerning each Fund’s portfolio holdings in the “Fund Fact Sheets” option under the “Fund Shareholders” or “Prospective Investors” pages of the Huntington Funds website at www.huntingtonfunds.com. This information is prepared as of the end of each quarter, is posted on the website approximately 30 days after the end of the quarter, and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change: identification of the Funds’ top ten holdings, and percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable.

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In addition, the Funds’ Annual and Semi-Annual reports contain complete listings of the Funds’ portfolio holdings as of the end of the Funds’ second and fourth fiscal quarters. You may obtain copies at www.huntingtonfunds.com or by calling 1-800-253-0412. Each Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Funds’ first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of each Fund’s portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov, or you may request a copy by calling the Huntington Funds at 1-800-253-0412. These reports on Form N-Q and the Funds’ Annual and Semi-Annual reports are also posted on the Funds’ website at www.huntingtonfunds.com.

More About the Huntington Funds

Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor

Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

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The Advisor, a separate, wholly owned subsidiary of The Huntington Bank, is the investment advisor to the Huntington Funds. As of December 31, 2006, the Advisor had assets under management of $4.1 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

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The Huntington Bank is an indirect, wholly-owned subsidiary of HBI, a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2006, The Huntington Bank had assets of $36 billion.

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Subject to the supervision of the Advisor, the assets of the Macro 100 Fund are managed on a daily basis by the Sub-Advisor, Laffer Investments, Inc. (Laffer Investments), a portfolio management company. The Sub-Advisor is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2909 Poston Avenue, 2nd Floor, Nashville, TN 37203. Laffer Investments has been managing mutual funds since 2004 and managing client assets since 2000. Laffer Investments leverages the research capabilities of its research partner, Laffer Associates, which has a 24-year track record of developing, testing and refining successful investment methodologies, research and models exclusively for the asset management industry. As of December 31, 2006, Laffer Investments managed more than $481 million in assets for corporate ERISA, corporate, foundation and endowment clients.

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The Advisor has designated the following as Portfolio Managers. Included is their business experience for the last five years.

Kirk Mentzer and B. Randolph Bateman are jointly and primarily responsible for the day-to-day management of the Dividend Capture Fund. Mr. Mentzer is responsible for research, security selection and construction of the Dividend Capture Fund’s portfolio. Mr. Bateman collaborates with Mr. Mentzer on making tactical changes in the strategic direction of the Dividend Capture Fund, and he monitors the portfolio’s daily transactions.

Mr. Mentzer has served as a Co-Portfolio Manager of the Dividend Capture Fund since 2001 and Portfolio Manager of the Fixed Income Securities Fund since 2000. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000 and serves as Senior Vice President. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Mr. Bateman has served as a Co-Portfolio Manager of the Dividend Capture Fund since 2001 and Portfolio Manager of the Situs Small Cap Fund since 2002. He is President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor’s Degree from North Carolina State University.

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The Growth Fund is managed by an investment team comprised of Dr. Bernard Shinkel, Martina Cheung and Jenny Jiang with Dr. Bernard Shinkel as the lead portfolio manager. Dr. Shinkel, Ms. Cheung and Ms. Jiang are responsible for portfolio analysis and construction, research and stock selection. The team members utilize quantitative and qualitative analytics primarily to recommend purchase and sell decisions for the Fund and to discuss and review these recommendations to execute the Fund’s investment objectives. Any implementations are subject to Dr. Skinkel’s approval.

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Dr. Shinkel has served as the lead Portfolio Manager of the Growth Fund since 2007. He is Vice President of the Advisor. Dr. Shinkel joined The Huntington National Bank in 1997 as a Senior Portfolio Manager for individual and institutional accounts and is a Vice President. He received his Master’s in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master’s and Ph.D. in Management from Purdue University.

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Ms. Cheung has served as a Portfolio Manager of the Growth Fund since 2005. She is Vice President of the Advisor. Ms. Cheung joined The Huntington National Bank in 1995 as a securities analyst. She has been responsible for the investment management of financial assets for individuals, pension funds and charitable foundations. Ms. Cheung is a Chartered Financial Analyst and Chartered Market Technician. She received her Bachelor’s degree in Finance and Management Information Systems from The Ohio State University and received her M.B.A. from Capital University.

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Ms. Jiang has served as a Portfolio Manager of the Growth Fund since 2007. She is Assistant Vice President of the Advisor. Ms. Jiang joined The Huntington National Bank in 2000 as a senior credit analyst in Corporate Banking. She has been responsible for the investment management of financial assets for individuals, pension funds and charitable foundations. Ms. Jiang received her Bachelor’s degree in Civil Engineering from Wuhan University of Technology in China and received her Masters of Accountancy from Virginia Polytechnic Institute and State University. She is also a Certified Public Accountant.

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Christopher G. Cwiklinski and Craig J. Hardy are jointly and primarily responsible for the day-to-day management of the Income Equity Fund. They jointly undertake all aspects of portfolio management, and collaborate on research, stock selection and portfolio construction.

Mr. Hardy has served as a Co-Portfolio Manager of the Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Hardy joined The Huntington National Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial Analyst. He received his Bachelor’s degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Mr. Cwiklinski has served as a Co-Portfolio Manager of the Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Cwiklinski joined The Huntington National Bank in 2001 as a Vice President. From November 2000 to March 2001, Mr. Cwiklinski served as a consultant for Segal Advisors, and from August 1997 to November 2000, he served as a Portfolio Manager for National City Bank. Mr. Cwiklinski is a Chartered Financial Analyst. He received his Bachelor’s degree in Business Administration from Bowling Green State University.

Madelynn M. Matlock has served as the Portfolio Manager of the International Equity Fund since 2002. She is Senior Vice President of the Advisor. Ms. Matlock joined The Huntington National Bank in 2002 and serves as Senior Vice President and Director of International Investments. She served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst, and received her Bachelor’s Degree and M.B.A. in Finance from the University of Cincinnati.

Arthur B. Laffer, Ph.D. and Arthur B. Laffer, Jr. are jointly and primarily responsible for the day-to-day management of the Macro 100 Fund. Dr. Laffer and Mr. Laffer manage the Fund using proprietary quantitative modeling and software. Mr. Laffer implements trading for the Macro 100 Fund’s portfolio and monitors the portfolio’s risk. In doing so, he consults with Dr. Laffer, who is the lead portfolio manager and has ultimate decision-making authority over all aspects of the Macro 100 Fund’s management. Dr. Laffer has served as Co-Portfolio Manager of the Macro 100 Fund since 2004. Dr. Laffer has been the Chairman and Chief Investment Officer of Laffer Investments since 1999 and the Chairman of Laffer Associates since 1979. Dr. Laffer was the architect of supply-side economics and was a primary economic advisor under the Reagan Administration in the U.S. and the Thatcher Administration in the UK. Dr. Laffer received his Bachelor’s Degree from Yale University and his M.B.A. and Ph.D in economics from Stanford University. Mr. Laffer has served as Co-Portfolio Manager of the Macro 100 Fund since 2004. He has been the Chief Executive Officer and President of Laffer Investments since 1999, and Chief Executive Officer and President of Laffer Associates since 1997.

Kathy Stylarek has served as the Portfolio Manager of the Ohio Tax-Free Fund and Michigan Tax-Free Fund since 2001. She is Vice President of the Advisor. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of The Huntington National Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor’s Degree from the University of South Florida.

Christopher M. Rowane has served as the Portfolio Manager of the Mid Corp America Fund since 2001. He is Senior Vice President of the Advisor. Mr. Rowane joined The Huntington National Bank in 2000 and is a Senior Vice President and member of its Investment Policy Committee. He has been the Regional Manager for the Investment Management Team in Southern Ohio, Kentucky and Indiana since 2000. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor’s Degree and M.B.A. from Gannon University.

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Peter Sorrentino has served as the Portfolio Manager of the Real Strategies Fund since the Fund’s inception. Mr. Sorrentino joined The Huntington National Bank in October of 2006 as a Senior Portfolio Manager and is Vice President of the Advisor. From 2001 until joining Huntington, he served as the lead portfolio manager for the Legg Mason Balanced Trust. Mr. Sorrentino is a Chartered Financial Analyst. He received his Bachelor’s Degree in Finance and Accounting from the University of Cincinnati.

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William G. Doughty and Gustave J. Seasongood are jointly and primarily responsible for the day-to-day management of the Mortgage Securities Fund. Mr. Seasongood is responsible for the research, security selection and construction of the portion of the Mortgage Securities Fund’s portfolio that is invested in REITs. Mr. Doughty is responsible for the research, security selection and construction of the remainder of the Mortgage Securities Fund’s portfolio. Mr. Doughty and Mr. Seasongood have independent decision-making authority over their respective portions of the Mortgage Securities Fund’s portfolio, but do collaborate to determine the amount of the portfolio that will be invested in REITs, and to monitor the Mortgage Securities Fund’s cash flows.

Mr. Seasongood has served as a Co-Portfolio Manager of the Mortgage Securities Fund since 2001. He is Vice President of the Advisor. Mr. Seasongood joined the Huntington National Bank in 1995 as a Portfolio Manager and is Vice President. Mr. Seasongood is a Chartered Financial Analyst. He received his Bachelor’s degree from Villanova University and his M.B.A. from Temple University.

Mr. Doughty has served as a Co-Portfolio Manager of the Mortgage Securities Fund, and Portfolio Manager of the Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund since 1999. He is Vice President of the Advisor. Mr. Doughty joined The Huntington National Bank in 1961 and serves as Vice President. He is a member of the Huntington National Bank’s Investment Policy Committee and Manager of both the Fixed and Equity Trading Desk. He received his M.B.A. from The University of Dayton.

Dr. Bernard Shinkel has served as the Portfolio Manager of the New Economy Fund since 2001. He is Vice President of the Advisor. Dr. Shinkel joined The Huntington National Bank in 1997 as a Portfolio Manager for individual and institutional accounts and is Vice President. He received his Master’s in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master’s and Ph.D. in Management from Purdue University.

Paul Koscik has served as the Portfolio Manager of the Rotating Markets Fund since 2001. He is Vice President of the Advisor. Mr. Koscik joined The Huntington National Bank in 1984 as a Portfolio Manager and serves as Vice President. He received his Bachelor’s Degree and J.D. from the University of Akron.

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The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

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Fees Paid To Advisor and Affiliates

The Advisor and its affiliates provide the Funds with advisory, administration, transfer agency, accounting and custodian services.

A discussion of the Trustees’ review of the investment advisory agreements with the Trust is available in the Fund’s Annual Report for the period ended December 31, 2006.

Advisory Services

The Trust pays the Advisor management fees as a percentage of average daily net assets (“ADNA”) as follows:

Florida Tax-Free Money Fund, Money Market Fund and Ohio Municipal Money Market Fund pay the following fee based on the ADNA of the individual Fund:

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Tiered	Annual Rate
Up to $500 million	0.30%
On the next $500 million	0.25%
On excess of $1 billion	0.20%

All other Funds:
U.S. Treasury Money Market Fund	0.20%
Dividend Capture Fund	0.75%
Growth Fund	0.60%
Income Equity Fund	0.60%
International Equity Fund	1.00%
Macro 100 Fund*	0.75%
Mid Corp America Fund	0.75%
New Economy Fund	0.85%
Real Strategies Fund	0.75%
Rotating Markets Fund	0.50%
Situs Small Cap Fund	0.75%
Fixed Income Securities Fund	0.50%
Intermediate Government Income Fund	0.50%
Michigan Tax-Free Fund	0.50%
Mortgage Securities Fund	0.50%
Ohio Tax-Free Fund	0.50%
Short/Intermediate Fixed Income Securities Fund	0.50%

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* Pursuant to its Sub-Advisory agreement with the Advisor, Laffer Investments receives an annual fee equal to 0.50% of the Macro 100 Fund’s ADNA. This fee is paid by the Advisor and not the Macro 100 Fund.

Administration Services

The Huntington Bank provides administration services at the following annual rate of the ADNA of the Funds:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Funds
.135%	on the first $4 billion
.125%	on the next $3 billion
.115%	on assets in excess of $7 billion

There is no minimum annual fee per Fund or class of Shares.

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The Advisor and its affiliates may pay out of their own reasonable resources and profits, fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

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Federated Services Company, a wholly-owned subsidiary of Federated Investors, Inc., serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. Out of the fees paid by the Funds, the Huntington Bank pays Federated Services Company fees for its sub-administrative services at the following annual rate of the ADNA of the Funds:

Maximum Sub-Administrative Fee	Average Aggregate Daily Net Assets of the Funds
.05%	on the first $3 billion
.04%	on the next $2 billion
.03%	on assets in excess of $5 billion

There is a minimum annual fee per Fund of $50,000.

Financial Administration and Portfolio Accounting Services

The Huntington Bank is entitled to receive a maximum fee of .0425% of the Funds’ ADNA for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for each additional class of Shares of any Fund with more than one class of Shares).

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The Huntington Bank has sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. (“BISYS”). Out of the fees paid by the Funds, the fees The Huntington Bank pays BISYS for these services based on the ADNA of each Fund, subject to minimum fees in certain circumstances.

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Custody Services

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The Huntington Bank serves as each of the Funds’ custodian, except the International Equity Fund, and receives a maximum fee of 0.26% of each Fund’s ADNA, plus out-of-pocket expenses. In addition, The Huntington Bank will receive an additional surcharge of 0.005 of 1% on the average daily net non-domestic assets of the Situs Small Cap Fund. State Street Bank and Trust Company (“State Street”) serves as custodian for the International Equity Fund. The Bank of New York serves as sub-custodian of the Situs Small Cap and Real Strategies Funds’ foreign assets.

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PFPC Trust Company serves as sub-custodian for the securities lending program and retains a portion of earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

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Transfer Agency Services

Unified Fund Services, Inc. (“Unified”), a subsidiary of Huntington, is transfer and dividend disbursing agent for the Funds.

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Pursuant to a definitive agreement of purchase signed on December 31, 2006, Unified became a wholly owned subsidiary of HBI. For its services, Unified is entitled to receive a yearly fixed amount per shareholder account, subject to yearly minimum fees per portfolio and/or share class. Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

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Shareholder Services Fees

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As previously noted, Investment A Shares and Investment B Shares are also subject to a fee of 0.25% of the ADNA, which may be paid to The Huntington Bank for administration/shareholder services.

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Dividends and Distributions

The Money Market Funds and all of the Income Funds, except the Mortgage Securities Fund, declare dividends on investment income daily and pay them monthly. The Mortgage Securities Fund declares and pays dividends monthly.

Each of the other Funds offered by this Prospectus declares and pays dividends on investment income, if any, according to the following schedule:

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Dividend Capture Fund	Monthly
Growth Fund	Quarterly
Income Equity Fund	Monthly
International Equity Fund	Annually
Macro 100 Fund	Annually
Mid Corp America Fund	Annually
New Economy Fund	Annually
Real Strategies Fund	Quarterly
Rotating Markets Fund	Annually
Situs Small Cap Fund	Annually

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The Funds also make distributions of net capital gains, if any, at least annually.

If you purchase Shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

Distribution Options

All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional Shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or to reinvest capital gains distributions, but receive all other distributions in cash.

Tax Consequences

There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Shareholder Transactions

An exchange of a Fund’s Shares for shares of another Fund will be treated as a sale of the Fund’s Shares and, as with all sales, exchanges or redemptions of Fund Shares, any gain on the transaction will be subject to federal income tax.

Taxation of Distributions

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Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares. Additionally, distributions of investment income designated by the Fund as derived from “qualified investment income” will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Generally, dividends paid by REITs do not qualifity for the lower tax rates that apply to certain other “qualified investment income.” Long-term capital gains rates applicable to individuals have been reduced to 15%, with lower rates applicable to taxpayers in the 10% and 15% rates, through December 31, 2008. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price paid).

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Exempt-Interest Dividends

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund’s assets consists of obligations the interest on which is excludable from gross income, the Fund may pay “exempt-interest dividends” to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain “private activity” bonds will be treated as tax preference items in computing the AMT. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the AMT. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to meet certain requirements imposed by the IRS. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

State Income Taxes

In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

With respect to the Florida Tax-Free Money Fund, the state of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

Effective January 1, 2007, Florida repealed its intangible personal property tax, which previously caused the Florida Tax-Free Money Fund to manage its investments in such a way as to minimize and/or avoid having its Shares subject to such tax.

Financial Information

Financial Highlights

The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which, for the years ended December 31, 2006, 2005 and 2004, has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request. The information for years or periods ended on or before December 31, 2003 has been audited by another independent registered public accounting firm.

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Financial Highlights

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Money Market Funds

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(For a share outstanding throughout each period)

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Year Ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions
INVESTMENT A SHARES
Huntington Florida Tax-Free Money Fund
2002	$1.00	-- (2)	--	--	-- (2)	--
2003	$1.00	-- (2)	--	--	-- (2)	--
2004	$1.00	-- (2)	--	--	-- (2)	--
2005	$1.00	0.01	--	0.01	(0.01)	--
2006	$1.00	0.02	-- (2)	0.02	(0.02)	--
Huntington Money Market Fund
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	-- (2)	--	--	-- (2)	--
2004	$1.00	-- (2)	--	--	-- (2)	--
2005	$1.00	0.02	--	0.02	(0.02)	--
2006	$1.00	0.04	-- (2)	0.04	(0.04)	--
Huntington Ohio Municipal Money Market Fund
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	-- (2)	--	--	-- (2)	--
2004	$1.00	-- (2)	--	--	-- (2)	--
2005	$1.00	0.01	--	0.01	(0.01)	--
2006	$1.00	0.02	-- (2)	0.02	(0.02)	--
Huntington U.S. Treasury Money Market Fund
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	-- (2)	--	--	-- (2)	--
2004	$1.00	-- (2)	--	--	-- (2)	--
2005	$1.00	0.02	--	0.02	(0.02)	--
2006	$1.00	0.04	-- (2)	0.04	(0.04)	--
INVESTMENT B SHARES
Huntington Money Market Fund
2002	$1.00	-- (2)	--	-- (2)	-- (2)	--
2003	$1.00	0.01	--	0.01	(0.01)	--
2004	$1.00	0.01	--	0.01	(0.01)	--
2005	$1.00	0.02	--	0.02	(0.02)	--
2006	$1.00	0.03	-- (2)	0.03	(0.03)	--
INTERFUND SHARES
Huntington Money Market Fund
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	0.01	--	0.01	(0.01)	--
2004	$1.00	0.01	--	0.01	(0.01)	--
2005	$1.00	0.03	--	0.03	(0.03)	--
2006	$1.00	0.04	-- (2)	0.04	(0.04)	--

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(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

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(2) Amount is less than $0.005.

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			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, end of period (000 omitted)

-- (2)	$1.00	0.37%	1.24%	0.36%	1.24%	0.36%	$5,921
-- (2)	$1.00	0.24%	0.85%	0.24%	1.22%	(0.13)%	$7,584
-- (2)	$1.00	0.25%	0.97%	0.25%	1.25%	(0.03)%	$7,279
(0.01)	$1.00	1.21%	1.17%	1.17%	1.21%	1.13%	$11,916
(0.02)	$1.00	2.23%	1.18%	2.22%	1.18%	2.22%	$14,205

(0.01)	$1.00	0.70%	1.06%	0.70%	1.06%	0.70%	$292,379
-- (2)	$1.00	0.24%	0.91%	0.24%	1.08%	0.07%	$244,477
-- (2)	$1.00	0.39%	0.95%	0.38%	1.08%	0.25%	$217,570
(0.02)	$1.00	2.13%	1.06%	2.11%	1.07%	2.10%	$219,767
(0.04)	$1.00	3.94%	1.07%	3.92%	1.07%	3.92%	$406,510

(0.01)	$1.00	0.53%	1.10%	0.54%	1.10%	0.54%	$123,208
-- (2)	$1.00	0.24%	0.90%	0.24%	1.11%	0.03%	$101,383
-- (2)	$1.00	0.29%	0.98%	0.27%	1.11%	0.14%	$105,247
(0.01)	$1.00	1.35%	1.08%	1.33%	1.10%	1.31%	$96,600
(0.02)	$1.00	2.35%	1.10%	2.33%	1.10%	2.33%	$108,666

(0.01)	$1.00	0.77%	0.98%	0.74%	0.98%	0.74%	$51,545
-- (2)	$1.00	0.25%	0.84%	0.25%	1.00%	0.09%	$36,443
-- (2)	$1.00	0.38%	0.97%	0.34%	0.99%	0.32%	$51,046
(0.02)	$1.00	2.05%	0.99%	2.09%	0.99%	2.09%	$85,671
(0.04)	$1.00	3.86%	0.99%	3.80%	0.99%	3.80%	$68,073

-- (2)	$1.00	0.24%	1.47%	0.22%	1.56%	0.13%	$151
(0.01)	$1.00	0.52%	0.63%	0.54%	0.67%	0.50%	$64
(0.01)	$1.00	0.78%	0.58%	0.75%	1.58%	(0.25)%	$54
(0.02)	$1.00	2.38%	0.81%	2.39%	1.56%	1.64%	$58
(0.03)	$1.00	3.43%	1.57%	3.43%	1.57%	3.43%	$133

(0.01)	$1.00	1.21%	0.56%	1.18%	0.56%	1.18%	$26,711
(0.01)	$1.00	0.57%	0.58%	0.56%	0.58%	0.56%	$26,196
(0.01)	$1.00	0.78%	0.58%	0.82%	0.58%	0.82%	$30,004
(0.03)	$1.00	2.64%	0.56%	2.64%	0.57%	2.63%	$35,266
(0.04)	$1.00	4.46%	0.57%	4.36%	0.57%	4.36%	$40,803

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Financial Highlights

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Equity Funds

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(For a share outstanding throughout each period)

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Year Ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions
INVESTMENT A SHARES
Huntington Dividend Capture Fund
2002	$10.11	0.47	(0.50)	(0.03)	(0.47)	--	(0.47)
2003	$9.61	0.39	1.54	1.93	(0.43)	--	(0.43)
2004	$11.11	0.48	0.94	1.42	(0.43)	(0.51)	(0.94)
2005	$11.59	0.42	(0.10)	0.32	(0.44)	(0.61)	(1.05)
2006	$10.86	0.36	1.32	1.68	(0.36)	(0.54)	(0.90)
Huntington Growth Fund
2002	$41.87	(0.15)	(9.26)	(9.41)	--	--	--
2003	$32.46	(0.05)	6.17	6.12	--	--	--
2004	$38.58	(0.02)	2.86	2.84	--	(0.72)	(0.72)
2005	$40.70	(0.07)	0.64	0.57	--	(2.26)	(2.26)
2006	$39.01	(0.01)	3.05	3.04	--	(5.39)	(5.39)
Huntington Income Equity Fund
2002	$34.34	0.99	(5.31)	(4.32)	(0.98)	(0.09)	(1.07)
2003	$28.95	0.89	4.94	5.83	(0.92)	(1.27)	(2.19)
2004	$32.59	0.50	3.38	3.88	(0.51)	(2.67)	(3.18)
2005	$33.29	0.56	0.37	0.93	(0.57)	(2.38)	(2.95)
2006	$31.27	0.49	2.93	3.42	(0.49)	(3.09)	(3.58)
Huntington International Equity Fund
2002	$7.66	(0.04)	(0.99)	(1.03)	--	--	--
2003	$6.63	0.04	2.24	2.28	(0.02)	--	(0.02)
2004	$8.89	-- (3)	1.76	1.76	(0.01)	--	(0.01)
2005	$10.64	0.03	1.49	1.52	(0.07)	(0.35)	(0.42)
2006	$11.74	0.03	3.10	3.13	(0.06)	(0.97)	(1.03)


(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.



(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.


(3) Amount is less than $0.005.



		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, end of period (000 omitted)	Portfolio turnover rate(2)

$9.61	(0.40)%	1.91%	4.74%	1.91%	4.74%	$1,337	88%
$11.11	20.62%	1.65%	4.24%	1.65%	4.24%	$12,408	108%
$11.59	13.20%	1.62%	3.84%	1.62%	3.84%	$7,793	101%
$10.86	2.85%	1.56%	3.82%	1.58%	3.80%	$10,177	131%
$11.63	15.74%	1.56%	3.18%	1.56%	3.18%	$11,502	98%

$32.46	(22.47)%	1.49%	(0.42)%	1.49%	(0.42)%	$8,728	15%
$38.58	18.85%	1.42%	(0.16)%	1.42%	(0.16)%	$11,754	8%
$40.70	7.36%	1.41%	(0.04)%	1.41%	(0.04)%	$11,317	12%
$39.01	1.26%	1.39%	(0.17)%	1.40%	(0.18)%	$10,598	20%
$36.66	8.11%	1.40%	(0.03)%	1.40%	(0.03)%	$9,209	31%

$28.95	(12.81)%	1.43%	3.08%	1.43%	3.08%	$2,007	29%
$32.59	20.69%	1.42%	2.85%	1.42%	2.85%	$3,684	85%
$33.29	12.88%	1.42%	1.59%	1.42%	1.59%	$5,226	35%
$31.27	2.80%	1.40%	1.72%	1.40%	1.72%	$6,197	33%
$31.11	11.05%	1.40%	1.53%	1.40%	1.53%	$6,139	43%

$6.63	(13.45)%	2.05%	(0.66)%	2.05%	(0.66)%	$101	68%
$8.89	34.43%	1.90%	0.55%	1.90%	0.55%	$505	48%
$10.64	19.84%	1.85%	0.02%	1.85%	0.02%	$808	31%
$11.74	14.22%	1.81%	0.39%	1.81%	0.42%	$2,463	21%
$13.84	26.79%	1.83%	0.40%	1.83%	0.40%	$6,509	26%


Financial Highlights


Equity Funds


(For a share outstanding throughout each period)


Year Ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions
INVESTMENT A SHARES
Huntington Macro 100 Fund
2004(5)	$10.00	0.01	1.19	1.20	(0.02)	--	(0.02)
2005	$11.18	(0.04)	0.55	0.51	--	(0.43)	(0.43)
2006	$11.26	(0.02)	0.76	0.74	--	(0.24)	(0.24)
Huntington Mid Corp America Fund
2002	$10.37	(0.04)	(1.35)	(1.39)	--	--	--
2003	$8.98	(0.02)	2.81	2.79	--	--	--
2004	$11.77	(0.06)	2.06	2.00	--	(0.02)	(0.02)
2005	$13.75	(0.02)	1.54	1.52	--	--	--
2006	$15.27	(0.03)	1.23	1.20	--	(0.29)	(0.29)
Huntington New Economy Fund
2002	$10.11	(0.08)	(1.31)	(1.39)	--	--	--
2003	$8.72	(0.07)	3.09	3.02	--	(0.01)	(0.01)
2004	$11.73	(0.18)	2.68	2.50	--	--	--
2005	$14.23	(0.05)	1.74	1.69	--	(0.18)	(0.18)
2006	$15.74	(0.09)	1.49	1.40	--	(1.32)	(1.32)
Huntington Rotating Markets Fund
2002	$8.97	(0.05)	(1.39)	(1.44)	--	--	--
2003	$7.53	0.02	1.83	1.85	(0.02)	--	(0.02)
2004	$9.36	0.03	1.06	1.09	(0.03)	--	(0.03)
2005	$10.42	0.03	0.93	0.96	(0.03)	--	(0.03)
2006	$11.35	0.10	2.08	2.18	(0.10)	(0.20)	(0.30)
Huntington Situs Small Cap Fund
2002(4)	$10.00	-- (7)	0.21	0.21	--	--	--
2003	$10.21	(0.04)	3.61	3.57	--	(0.01)	(0.01)
2004	$13.77	(0.08)	3.65	3.57	--	(0.34)	(0.34)
2005	$17.00	(0.07)	2.76	2.69	--	(0.61)	(0.61)
2006	$19.08	(0.09)	2.08	1.99	--	(1.15)	(1.15)


(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.


(2) Not annualized.


(3) Computed on an annualized basis.


(4) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.


(5) Reflects operations for the period from April 30, 2004 (date of initial public investment) to December 31, 2004.


(6) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.


(7) Amount is less than $0.005.


(8) The major cause of increase to portfolio turnover was changes made to the portfolio by the management team based upon changing macroeconomic fundamentals.



		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, end of period (000 omitted)	Portfolio turnover rate(6)

$11.18	12.03%(2)	2.19%(3)	0.35%(3)	2.19%(3)	0.35%(3)	$841	--
$11.26	4.46%	1.76%	(0.52)%	1.76%	(0.52)%	$2,152	87%
$11.76	6.55%	1.68%	(0.23)%	1.68%	(0.23)%	$3,189	222%(8)

$8.98	(13.40)%	1.66%	(0.55)%	1.66%	(0.55)%	$870	16%
$11.77	31.07%	1.60%	(0.33)%	1.60%	(0.33)%	$3,325	29%
$13.75	17.02%	1.58%	(0.45)%	1.58%	(0.45)%	$3,180	4%
$15.27	11.05%	1.56%	(0.14)%	1.57%	(0.15)%	$4,646	7%
$16.18	7.84%	1.56%	(0.17)%	1.56%	(0.17)%	$4,986	6%

$8.72	(13.75)%	2.13%	(1.34)%	2.17%	(1.38)%	$339	39%
$11.73	34.59%	1.80%	(1.03)%	1.80%	(1.03)%	$1,154	83%
$14.23	21.31%	1.77%	(1.15)%	1.77%	(1.15)%	$1,292	28%
$15.74	11.87%	1.71%	(0.64)%	1.71%	(0.64)%	$5,804	61%
$15.81	8.96%	1.68%	(0.64)%	1.68%	(0.64)%	$8,607	50%

$7.53	(16.05)%	1.78%	(0.82)%	1.78%	(0.82)%	$648	102%
$9.36	24.62%	1.54%	0.32%	1.54%	0.32%	$1,258	206%
$10.42	11.61%	1.47%	0.31%	1.47%	0.31%	$1,629	86%
$11.35	9.24%	1.42%	0.30%	1.42%	0.30%	$1,911	48%
$13.23	19.19%	1.40%	0.95%	1.40%	0.95%	$3,438	35%

$10.21	2.10%(2)	2.25%(3)	(1.41)%(3)	2.25%(3)	(1.41)%(3)	$10	9%
$13.77	34.92%	1.87%	(0.75)%	1.87%	(0.75)%	$499	19%
$17.00	25.94%	1.68%	(0.69)%	1.68%	(0.69)%	$1,302	16%
$19.08	15.87%	1.61%	(0.66)%	1.61%	(0.66)%	$5,073	14%
$19.92	10.50%	1.64%	(0.59)%	1.64%	(0.59)%	$11,685	19%


Financial Highlights


Equity Funds


(For a share outstanding throughout each period)


Year Ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions
INVESTMENT B SHARES
Huntington Dividend Capture Fund
2002	$10.10	0.42	(0.49)	(0.07)	(0.42)	--	(0.42)
2003	$9.61	0.37	1.50	1.87	(0.38)	--	(0.38)
2004	$11.10	0.39	0.97	1.36	(0.38)	(0.51)	(0.89)
2005	$11.57	0.37	(0.12)	0.25	(0.38)	(0.61)	(0.99)
2006	$10.83	0.30	1.32	1.62	(0.30)	(0.54)	(0.84)
Huntington Growth Fund
2002	$41.44	(0.24)	(9.24)	(9.48)	--	--	--
2003	$31.96	(0.19)	6.02	5.83	--	--	--
2004	$37.79	(0.19)	2.78	2.59	--	(0.72)	(0.72)
2005	$39.66	(0.26)	0.62	0.36	--	(2.26)	(2.26)
2006	$37.76	(0.19)	2.94	2.75	--	(5.39)	(5.39)
Huntington Income Equity Fund
2002	$34.29	0.82	(5.30)	(4.48)	(0.84)	(0.09)	(0.93)
2003	$28.88	0.74	4.93	5.67	(0.79)	(1.27)	(2.06)
2004	$32.49	0.34	3.37	3.71	(0.35)	(2.67)	(3.02)
2005	$33.18	0.40	0.36	0.76	(0.41)	(2.38)	(2.79)
2006	$31.15	0.33	2.93	3.26	(0.34)	(3.09)	(3.43)
Huntington International Equity Fund
2002	$7.64	(0.04)	(1.02)	(1.06)	--	--	--
2003	$6.58	-- (6)	2.22	2.22	(0.01)	--	(0.01)
2004	$8.79	(0.02)	1.70	1.68	--	--	--
2005	$10.47	-- (6)	1.44	1.44	(0.01)	(0.35)	(0.36)
2006	$11.55	(0.01)	3.01	3.00	(0.01)	(0.97)	(0.98)
Huntington Macro 100 Fund
2004(4)	$10.00	(0.01)	1.18	1.17	--	--	--
2005	$11.17	(0.09)	0.55	0.46	--	(0.43)	(0.43)
2006	$11.20	(0.08)	0.75	0.67	--	(0.24)	(0.24)


(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.


(2) Not annualized.


(3) Computed on an annualized basis.



(4) Reflects operations for the period from April 30, 2004 (date of initial public investment) to December 31, 2004.


(5) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.


(6) Amount is less than $0.005.


(7) The major cause of increase to portfolio turnover was changes made to the portfolio by the management team based upon changing macroeconomic fundamentals.



		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, end of period (000 omitted)	Portfolio turnover rate(5)

$9.61	(0.78)%	2.41%	4.42%	2.41%	4.42%	$5,001	88%
$11.10	19.90%	2.16%	3.78%	2.16%	3.78%	$12,374	108%
$11.57	12.61%	2.11%	3.53%	2.11%	3.53%	$16,554	101%
$10.83	2.25%	2.06%	3.31%	2.08%	3.29%	$17,728	131%
$11.61	15.21%	2.06%	2.66%	2.06%	2.66%	$18,753	98%

$31.96	(22.88)%	1.93%	(0.88)%	1.93%	(0.88)%	$3,084	15%
$37.79	18.24%	1.92%	(0.65)%	1.92%	(0.65)%	$5,220	8%
$39.66	6.85%	1.91%	(0.51)%	1.91%	(0.51)%	$6,331	12%
$37.76	0.76%	1.89%	(0.66)%	1.90%	(0.67)%	$6,073	20%
$35.12	7.56%	1.90%	(0.53)%	1.90%	(0.53)%	$5,626	31%

$28.88	(13.27)%	1.93%	2.67%	1.93%	2.67%	$3,802	29%
$32.49	20.08%	1.92%	2.38%	1.92%	2.38%	$6,534	85%
$33.18	12.33%	1.82%	1.00%	1.82%	1.00%	$8,257	35%
$31.15	2.28%	1.90%	1.22%	1.90%	1.22%	$8,447	33%
$30.98	10.52%	1.90%	1.04%	1.90%	1.04%	$8,176	43%

$6.58	(13.87)%	2.59%	(0.88)%	2.59%	(0.88)%	$179	68%
$8.79	33.77%	2.41%	0.02%	2.41%	0.02%	$405	48%
$10.47	19.11%	2.35%	(0.23)%	2.35%	(0.23)%	$655	31%
$11.55	13.73%	2.33%	(0.04)%	2.33%	(0.04)%	$1,201	21%
$13.57	26.09%	2.33%	(0.06)%	2.33%	(0.06)%	$2,370	26%

$11.17	11.70%(2)	2.70%(3)	(0.24)%(3)	2.70%(3)	(0.24)%(3)	$809	--
$11.20	4.02%	2.26%	(1.02)%	2.26%	(1.02)%	$1,523	87%
$11.63	6.05%	2.18%	(0.73)%	2.18%	(0.73)%	$2,076	222%(7)


Financial Highlights


Equity Funds


(For a share outstanding throughout each period)


Year Ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions
INVESTMENT B SHARES
Huntington Mid Corp America Fund
2002	$10.34	(0.07)	(1.36)	(1.43)	--	--	--
2003	$8.91	(0.07)	2.78	2.71	--	--	--
2004	$11.62	(0.11)	2.02	1.91	--	(0.02)	(0.02)
2005	$13.51	(0.09)	1.51	1.42	--	--	--
2006	$14.93	(0.10)	1.19	1.09	--	(0.29)	(0.29)
Huntington New Economy Fund
2002	$10.05	(0.14)	(1.28)	(1.42)	--	--	--
2003	$8.63	(0.13)	3.07	2.94	--	(0.01)	(0.01)
2004	$11.56	(0.19)	2.57	2.38	--	--	--
2005	$13.94	(0.15)	1.74	1.59	--	(0.18)	(0.18)
2006	$15.35	(0.16)	1.43	1.27	--	(1.32)	(1.32)
Huntington Situs Small Cap Fund
2002(4)	$10.00	-- (6)	0.20	0.20	--	--	--
2003	$10.20	(0.08)	3.57	3.49	--	(0.01)	(0.01)
2004	$13.68	(0.13)	3.59	3.46	--	(0.34)	(0.34)
2005	$16.80	(0.18)	2.74	2.56	--	(0.61)	(0.61)
2006	$18.75	(0.19)	2.04	1.85	--	(1.15)	(1.15)


(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.


(2) Not annualized.


(3) Computed on an annualized basis.


(4) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.



(5) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.


(6) Amount is less than $0.005.



		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, end of period (000 omitted)	Portfolio turnover rate(5)

$8.91	(13.83)%	2.16%	(1.06)%	2.16%	(1.06)%	$3,082	16%
$11.62	30.42%	2.09%	(0.84)%	2.09%	(0.84)%	$5,439	29%
$13.51	16.46%	2.08%	(0.94)%	2.08%	(0.94)%	$7,269	4%
$14.93	10.51%	2.06%	(0.64)%	2.07%	(0.65)%	$8,252	7%
$15.73	7.28%	2.06%	(0.68)%	2.06%	(0.68)%	$8,386	6%

$8.63	(14.13)%	2.65%	(1.88)%	2.69%	(1.92)%	$908	39%
$11.56	34.02%	2.30%	(1.53)%	2.30%	(1.53)%	$1,642	83%
$13.94	20.59%	2.27%	(1.63)%	2.27%	(1.63)%	$2,369	28%
$15.35	11.40%	2.21%	(1.17)%	2.21%	(1.17)%	$3,410	61%
$15.30	8.34%	2.18%	(1.14)%	2.18%	(1.14)%	$4,226	50%

$10.20	2.00%(2)	3.00%(3)	(2.05)%(3)	3.00%(3)	(2.05)%(3)	$88	9%
$13.68	34.17%	2.40%	(1.25)%	2.40%	(1.25)%	$555	19%
$16.80	25.31%	2.18%	(1.18)%	2.18%	(1.18)%	$1,627	16%
$18.75	15.28%	2.11%	(1.16)%	2.11%	(1.16)%	$2,633	14%
$19.45	9.93%	2.13%	(1.10)%	2.13%	(1.10)%	$3,700	19%


Financial Highlights


Fixed Income Funds


(For a share outstanding throughout each period)


Year Ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions
INVESTMENT A SHARES
Huntington Fixed Income Securities Fund
2002	$20.77	0.94	0.50	1.44	(0.95)	--	(0.95)
2003	$21.26	0.76	0.17	0.93	(0.77)	--	(0.77)
2004	$21.42	0.68	(0.09)	0.59	(0.69)	(0.09)	(0.78)
2005	$21.23	0.71	(0.38)	0.33	(0.71)	(0.07)	(0.78)
2006	$20.78	0.74	(0.03)	0.71	(0.73)	--	(0.73)
Huntington Intermediate Government Income Fund
2002	$10.43	0.44	0.50	0.94	(0.45)	--	(0.45)
2003	$10.92	0.35	(0.23)	0.12	(0.37)	(0.02)	(0.39)
2004	$10.65	0.33	(0.07)	0.26	(0.35)	(0.04)	(0.39)
2005	$10.52	0.34	(0.23)	0.11	(0.35)	--	(0.35)
2006	$10.28	0.35	(0.03)	0.32	(0.36)	-- (6)	(0.36)
Huntington Michigan Tax-Free Fund
2002	$10.46	0.32	0.50	0.82	(0.32)	(0.03)	(0.35)
2003	$10.93	0.26	0.09	0.35	(0.27)	(0.05)	(0.32)
2004	$10.96	0.24	(0.17)	0.07	(0.24)	(0.03)	(0.27)
2005	$10.76	0.22	(0.15)	0.07	(0.22)	(0.04)	(0.26)
2006	$10.57	0.26	(0.02)	0.24	(0.25)	--	(0.25)
Huntington Mortgage Securities Fund
2002	$8.35	0.36	0.24	0.60	(0.37)	--	(0.37)
2003	$8.58	0.17	0.39	0.56	(0.28)	--	(0.28)
2004	$8.86	0.28	0.21	0.49	(0.28)	--	(0.28)
2005	$9.07	0.26	(0.11)	0.15	(0.29)	(0.01)	(0.30)
2006	$8.92	0.30	0.20	0.50	(0.30)	(0.06)	(0.36)
Huntington Ohio Tax-Free Fund
2002	$20.94	0.68	0.96	1.64	(0.68)	(0.04)	(0.72)
2003	$21.86	0.54	0.13	0.67	(0.54)	(0.11)	(0.65)
2004	$21.88	0.52	(0.23)	0.29	(0.52)	(0.16)	(0.68)
2005	$21.49	0.49	(0.37)	0.12	(0.49)	(0.22)	(0.71)
2006	$20.90	0.53	(0.06)	0.47	(0.53)	--	(0.53)
Huntington Short/Intermediate Fixed Income Securities Fund
2003(4)	$20.08	0.32	(0.19)	0.13	(0.32)	--	(0.32)
2004	$19.89	0.45	(0.33)	0.12	(0.45)	--	(0.45)
2005	$19.56	0.46	(0.40)	0.06	(0.46)	--	(0.46)
2006	$19.16	0.55	0.10	0.65	(0.55)	--	(0.55)


(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.


(2) Not annualized.


(3) Computed on an annualized basis.


(4) Reflects operations for the period from May 9, 2003 (date of initial public investment) to December 31, 2003.


(5) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

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

(6) Amount is less than $0.005.



		Ratios to average net assets
Net Asset, Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, end of period (000 omitted)	Portfolio turnover rate(5)

$21.26	7.14%	1.33%	4.47%	1.33%	4.47%	$1,512	54%
$21.42	4.43%	1.33%	3.47%	1.33%	3.47%	$2,532	73%
$21.23	2.81%	1.33%	3.22%	1.33%	3.22%	$2,314	53%
$20.78	1.56%	1.32%	3.36%	1.32%	3.36%	$1,699	59%
$20.76	3.53%	1.31%	3.62%	1.31%	3.62%	$1,702	55%

$10.92	9.17%	1.35%	3.89%	1.35%	3.89%	$6,766	60%
$10.65	1.09%	1.35%	3.18%	1.35%	3.18%	$7,486	78%
$10.52	2.42%	1.36%	3.16%	1.36%	3.16%	$4,182	43%
$10.28	1.08%	1.34%	3.30%	1.35%	3.29%	$3,707	34%
$10.24	3.25%	1.34%	3.55%	1.34%	3.55%	$1,599	32%

$10.93	7.98%	1.58%	2.99%	1.58%	2.99%	$5,209	27%
$10.96	3.21%	1.52%	2.40%	1.52%	2.40%	$6,241	17%
$10.76	0.69%	1.54%	2.19%	1.54%	2.19%	$6,108	17%
$10.57	0.63%	1.49%	2.03%	1.51%	2.01%	$4,838	49%
$10.56	2.27%	1.54%	2.38%	1.54%	2.38%	$4,162	22%

$8.58	7.30%	1.44%	4.07%	1.44%	4.07%	$2,859	63%
$8.86	6.71%	1.37%	2.74%	1.37%	2.74%	$1,214	71%
$9.07	5.66%	1.40%	3.18%	1.40%	3.18%	$1,257	38%
$8.92	1.68%	1.36%	2.03%	1.36%	2.03%	$1,823	29%
$9.06	5.74%	1.35%	3.41%	1.35%	3.41%	$1,683	29%

$21.86	7.94%	1.43%	3.11%	1.43%	3.11%	$3,292	28%
$21.88	3.11%	1.41%	2.45%	1.41%	2.45%	$5,913	20%
$21.49	1.32%	1.42%	2.39%	1.42%	2.39%	$4,657	13%
$20.90	0.59%	1.41%	2.32%	1.42%	2.31%	$3,222	45%
$20.84	2.29%	1.43%	2.58%	1.43%	2.58%	$1,686	17%

$19.89	0.65%(2)	1.31%(3)	2.47%(3)	1.31%(3)	2.47%(3)	$8,061	51%
$19.56	0.60%	1.32%	2.29%	1.32%	2.29%	$4,538	54%
$19.16	0.34%	1.31%	2.41%	1.31%	2.41%	$3,506	31%
$19.26	3.44%	1.33%	2.80%	1.33%	2.80%	$668	36%


Financial Highlights


Fixed Income Funds


(For a share outstanding throughout each period)


Year Ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions
INVESTMENT B SHARES
Huntington Fixed Income Securities Fund
2002	$20.75	0.83	0.50	1.33	(0.85)	--	(0.85)
2003	$21.23	0.65	0.17	0.82	(0.66)	--	(0.66)
2004	$21.39	0.58	(0.09)	0.49	(0.59)	(0.09)	(0.68)
2005	$21.20	0.60	(0.38)	0.22	(0.60)	(0.07)	(0.67)
2006	$20.75	0.64	(0.03)	0.61	(0.63)	--	(0.63)
Huntington Intermediate Government Income Fund
2003(4)	$10.99	0.17	(0.30)	(0.13)	(0.18)	(0.02)	(0.20)
2004	$10.66	0.28	(0.09)	0.19	(0.29)	(0.04)	(0.33)
2005	$10.52	0.29	(0.23)	0.06	(0.30)	--	(0.30)
2006	$10.28	0.30	(0.02)	0.28	(0.31)	-- (9)	(0.31)
Huntington Michigan Tax-Free Fund
2003(5)	$11.11	0.12	(0.11)	0.01	(0.12)	(0.05)	(0.17)
2004	$10.95	0.19	(0.17)	0.02	(0.19)	(0.03)	(0.22)
2005	$10.75	0.16	(0.14)	0.02	(0.16)	(0.04)	(0.20)
2006	$10.57	0.20	(0.02)	0.18	(0.19)	--	(0.19)
Huntington Mortgage Securities Fund
2003(6)	$8.70	0.13	0.17	0.30	(0.17)	--	(0.17)
2004	$8.83	0.23	0.21	0.44	(0.25)	--	(0.25)
2005	$9.02	0.22	(0.12)	0.10	(0.24)	(0.01)	(0.25)
2006	$8.87	0.27	0.20	0.47	(0.26)	(0.06)	(0.32)
Huntington Ohio Tax-Free Fund
2003(7)	$21.97	0.27	0.02	0.29	(0.27)	(0.11)	(0.38)
2004	$21.88	0.41	(0.23)	0.18	(0.41)	(0.16)	(0.57)
2005	$21.49	0.39	(0.37)	0.02	(0.39)	(0.22)	(0.61)
2006	$20.90	0.43	(0.05)	0.38	(0.43)	--	(0.43)


(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.


(2) Not annualized.


(3) Computed on annualized basis.


(4) Reflects operations for the period from May 12, 2003 (date of initial public investment) to December 31, 2003.


(5) Reflects operations for the period from May 19, 2003 (date of initial public investment) to December 31, 2003.


(6) Reflects operations for the period from May 13, 2003 (date of initial public investment) to December 31, 2003.


(7) Reflects operations for the period from May 2, 2003 (date of initial public investment) to December 31, 2003.


(8) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.


(9) Amount is less than $0.005.



		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, end of period (000 omitted)	Portfolio turnover rate(8)

$21.23	6.59%	1.82%	3.88%	1.82%	3.88%	$1,852	58%
$21.39	3.92%	1.83%	2.99%	1.83%	2.99%	$3,212	73%
$21.20	2.31%	1.83%	2.72%	1.83%	2.72%	$3,040	53%
$20.75	1.06%	1.82%	2.80%	1.82%	2.80%	$3,068	59%
$20.73	3.02%	1.82%	3.12%	1.82%	3.12%	$2,807	55%

$10.66	(1.13)%(2)	1.86%(3)	2.41%(3)	1.86%(3)	2.41%(3)	$492	78%
$10.52	1.81%	1.86%	2.62%	1.86%	2.62%	$470	43%
$10.28	0.57%	1.84%	2.79%	1.85%	2.78%	$484	34%
$10.25	2.84%	1.83%	3.05%	1.83%	3.05%	$417	32%

$10.95	0.09%(2)	2.03%(3)	1.68%(3)	2.03%(3)	1.68%(3)	$580	17%
$10.75	0.18%	2.04%	1.69%	2.04%	1.69%	$789	17%
$10.57	0.22%	1.99%	1.53%	2.01%	1.51%	$615	49%
$10.56	1.76%	2.05%	1.89%	2.05%	1.89%	$466	22%

$8.83	3.47%(2)	1.93%(3)	1.14%(3)	1.93%(3)	1.14%(3)	$280	71%
$9.02	5.00%	1.90%	2.68%	1.90%	2.68%	$482	38%
$8.87	1.16%	1.86%	2.57%	1.86%	2.57%	$700	29%
$9.02	5.33%	1.85%	2.93%	1.85%	2.93%	$673	29%

$21.88	1.32%(2)	1.93%(3)	1.86%(3)	1.93%(3)	1.86%(3)	$1,685	20%
$21.49	0.81%	1.92%	1.88%	1.92%	1.88%	$1,729	13%
$20.90	0.10%	1.91%	1.82%	1.92%	1.81%	$1,525	45%
$20.85	1.78%	1.93%	2.06%	1.93%	2.06%	$1,337	17%


Additional Investment Strategies

Fundamental Investment Policies

The following are fundamental policies of the indicated Fund:

Florida Tax-Free Money Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.

Ohio Municipal Money Market Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities.

Growth Fund

  at least 65% of total assets will be invested in equity securities.

Michigan Tax-Free Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.

Ohio Tax-Free Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.
  no investment in securities which generate income treated as a preference item for federal AMT purposes.

Short/Intermediate Fixed Income Securities Fund

  at least 65% of total assets in fixed income securities.

Additional Investment Information

Funds (other than the Money Market Funds) may invest in an affiliated money market fund or short-term investments in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions. In the event that the Fund does not have sufficient cash for these purposes, it could incur overdrafts, enter into reverse repurchase agreements or otherwise borrow money in accordance with its investment limitations.


Real Strategies Fund. Currently, U.S. tax laws prevent the Fund from investing more than 25% of its assets in companies treated as qualified publicly traded partnerships (such as MLPs and certain ETCFs). Such laws also limit the Fund’s ability to invest directly in real estate and commodities, in derivative contracts for real estate or commodities, and in other types of partnerships or trusts (other than REITs) that make such direct or derivative investments. Consequently, the Fund will need to invest in securities issued by real estate-related and commodity-related businesses and IPS that are affected only indirectly by changing prices for real estate and commodities. IPS may include non-U.S. dollar denominated fixed income securities issued by foreign governments, their agencies and instrumentalities or corporations, and related derivative contracts. The Fund also may invest in fixed income securities denominated in another currency if the Adviser expects favorable global market conditions to increase the exchange rate of such currency against the U.S. dollar. IPS also may include certain CMOs that historically have outperformed other types of fixed income securities during periods of increased inflation or rising interest rates.


The Fund may sell options on securities or financial futures contracts to earn income from the premiums. For example, the Fund may sell a put option for a security with the expectation that the price of the security will probably remain above the strike price of the option, so that the option will not be exercised. If the price of the security or contract does not behave as expected, the Fund may have to purchase the underlying security or contract for more than its market value, in the case of a put option, or sell a security or contract for less than its market value, in the case of a call option.

Rotating Markets Fund. Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and global) will offer the greatest potential for capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time. While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the Prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund’s Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund’s ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about these and other securities in which the Funds may invest.


Fund Name	Fund Code
Florida Tax-Free Money Fund	1
Money Market Fund	2
Ohio Municipal Money Market Fund	3
U.S. Treasury Money Market Fund	4
Dividend Capture Fund	5
Growth Fund	6
Income Equity Fund	7
International Equity Fund	8
Macro 100 Fund	9
Mid Corp America Fund	10
New Economy Fund	11
Real Strategies Fund	12
Rotating Markets Fund	13
Situs Small Cap Fund	14
Fixed Income Securities Fund	15
Intermediate Government Income Fund	16
Michigan Tax-Free Fund	17
Mortgage Securities Fund	18
Ohio Tax-Free Fund	19
Short/Intermediate Fixed Income Securities Fund	20


Instrument	Fund Code	Risk Type

American Depository Receipts (ADRs): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership. ADRs pay dividends in U.S. dollars. Generally, ADRs designed for trading in the U.S. securities markets.

	5-14	Market Political Foreign Investment Currency Custodial and Related Investment Costs

Asset-Backed Securities: Securities backed by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or assets.

	1-4,11,14,18,20	Pre-payment Extension Market Credit Regulatory

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. They generally have maturities of six months or less.	1-3,5-11,13-20	Credit Liquidity Market

Bonds: Bonds or fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a bond or a fixed income security must repay the principal amount of the security, normally within a specified time. Bonds or fixed income securities provide more regular income than equity securities. However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.

	1-16,18,20	Market Credit Liquidity Pre-payment Extension

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. Those Funds that are authorized to write or purchase put and call options must cover such options and may buy bonds’ existing option contracts known as “closing transactions.”

	5-14,18	Management Liquidity Credit Market Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.	1-3,5-11,13-20	Market Credit Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Their maturities generally vary from a few days to nine months.	1-3,5-11,13-20	Credit Liquidity Market

Common Stock: Shares of ownership of a company.	5-14,18	Market

Convertible Securities: Bonds or preferred stock that convert to common stock.	5-11,13-15, 18,20	Market Credit

Demand Notes: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

	1-3,5-11,13,20	Credit Market Liquidity Management

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g., put and calls), options on futures, swap agreements, and some mortgage-backed securities.

	5-20	Management Market Credit Liquidity Leverage

European Depositary Receipts (EDRs): EDRs, which are sometimes referred to as Continental Depositary Receipts, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally, EDRs are designed for trading in European securities markets.

	8,9,11-14	Market Political Foreign Investment Currency Custodial and Related Investment Costs

Exchange-Traded Commodity Funds (ETCFs): ETCFs invest in commodities, either directly or through derivative contracts and are treated as partnerships or grantor trusts for U.S. tax purposes. ETCFs may invest a single commodity (such as gold) or manage a pool of derivative contracts that tracks a commodity index (such as the Dow Jones-AIG Commodity Index).	12	Market Agriculture Energy Diversification Mineral and Mining Real Estate/REIT Tax Liquidity Fee Layering

Foreign Securities: Stocks issued by foreign companies including ADRs, EDRs and Global Depository Receipts (GDRs), as well as commercial paper of foreign issuers and obligations of foreign governments, companies, banks, overseas branches of U.S. banks or supranational entities.

	5-20	Market Political Foreign Investment Liquidity Currency Custodial and Related Investment Costs

Forward Foreign Currency Contracts: An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set by the parties involved at the time the contract is negotiated.

	5-15,20	Management Liquidity Credit Market Political Leverage Foreign Investment Currency Custodial and Related Investment Costs

Foreign Exchange Contracts: Spot currency trades whereby one currency is exchanged for another. The Fund may also enter into derivative contracts in which a foreign currency is an underlying contract.	8,13,14	Management Liquidity Credit Market Political Leverage Foreign Investment Currency Custodial and Related Investment Costs

Futures and Related Options: A contract providing for the future sale and purchase of a specific amount of a specific security, class of securities, or index at a specified time in the future and at a specified price. The aggregate value of options on securities (long puts and calls) will not exceed 10% of a Fund’s net assets at the time it purchases the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund’s assets.

	5-20	Management Market Credit Liquidity Leverage

Global Depositary Receipts (GDRs): GDRs are securities, typically issued globally by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally, GDRs are designed for trading in non-U.S. securities markets.

	8,9,11-14	Market Political Foreign Investment Currency Custodial and Related Investment Costs

Illiquid Securities: Securities that ordinarily cannot be sold within seven business days at the value the Fund has estimated for them. The Funds may invest up to 15% of their assets in illiquid securities.

	1-20	Liquidity Market

Index-Based Securities: Index-based securities such as iShares Russell 2000 Index Fund, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100”), include exchange traded funds and represent ownership in an investment portfolio of common stocks designed to track the price, performance and dividend yield of an index, such as the Russell 2000 Index or the NASDAQ-100. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.

	5-14	Market

Inflation-Protected Securities: Inflation-protected securities are fixed-income securities whose principal value or interest rate is adjusted periodically according to changes in a specific price index (such as the Consumer Price Index). If the price index falls (deflation), the principal value or interest rate of the securities will be adjusted downward and consequently the interest payable on these securities will be reduced. U.S. Treasury Inflation-Protected Securities, also known as “TIPs”, are adjusted as to principal; repayment of the original principal upon maturity of the security is guaranteed if the security is purchased when originally issued. With respect to other types of inflation-protected securities that are adjusted to the principal amount, the adjusted principal value of the security repaid at maturity may be less than the original principal. Most other types of inflation-protected securities, however, are adjusted with respect to the interest rate, which has a minimum of 0%, and the principal value does not change.

	12	Market Inflation-Protection Security Credit

Interests in Other Business Organizations: Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock. Limited partnerships are partnerships consisting of one or more general partners, by whom the business is conducted, and one or more limited partners who contribute capital to the partnership. Limited liability companies frequently consist of one or more managing members, by whom the business is conducted, and other members who contribute capital to the company. Limited partners and members of limited liability companies generally are not liable for the debts of the partnership beyond their capital contributions or commitments. Limited partners and non-managing members are not involved in the day-to-day management of the partnership or limited liability company. They receive income and capital gains from the partnership or company in accordance with the terms established in the partnership or operating agreement. Typical limited partnerships and limited liability companies are in real estate, oil and gas, and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Internal Revenue Code (including most limited partnerships and limited liabilities companies), each item of income, gain, loss, deduction and credit is not taxed at the partnership level but flows through with the same character to the partners or members. This allows the partnership to avoid double taxation.

A master limited partnership (MLP) is a publicly traded limited partnership or limited liability company. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded security. MLPs must limit their operations to avoid being taxed as corporations under the Internal Revenue Code.

	5-6,8-12,14	Market Foreign Investment Currency Custodial and Related Investment Costs Tax

Investment Company Securities: Shares of registered investment companies. These may include Huntington Money Market Fund and other registered investment companies for which the Advisor or any of their affiliates serves as investment advisor, administrator or distributor. Investment company securities may also include index-based securities. Shares of most index-based securities are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at NAV for cash or securities. Index-based securities may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, index-based securities charge asset-based fees, although these fees tend to be relatively low. Index-based securities generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell index-based security shares. Except for the Rotating Markets Fund and Real Strategies Fund, each of the Funds generally may invest up to 5% of its assets in the Shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company and may not invest more than 10% of its assets in the Shares of other registered investment companies (“3, 5, 10% limits”). However, each of the Funds may invest up to 25% of its assets in the Interfund Shares of the Huntington Money Market Fund, pursuant to an SEC exemptive order. In addition, pursuant to new exemptive rules, the Funds may exceed the general 3, 5, 10% limits subject to certain conditions of the rules. The Rotating Markets Fund and Real Strategies Fund each may invest all or a portion of its assets in the Shares of any one investment company or investment companies, but may not own more than 3% of the securities of any one investment company. If either Fund owns more than 1% of the Shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of another investment company, the Fund will indirectly bear investment management fees and other fees and expenses of that other investment company, which are in addition to the management and other fees the Fund pays its own Advisor.

	1-20	Market

Investment-grade Securities: Securities rated BBB or higher by Standard & Poor’s; Baa or better by Moody’s; similarly rated by other; NRSROs; or, if not rated, determined to be of comparably high-quality by the Advisor.

	5-20	Market Credit

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities with remaining maturities of one year or less. These may include short-term U.S. government obligations, commercial paper and other short- term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

	1-20	Market Credit

Mortgage-Backed Securities: Bonds backed by real estate loans and pools of loans. These include CMOs and real estate mortgage investment conduits (REMICs).	4-11,13-20	Prepayment Market Credit Regulatory Extension

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	18	Prepayment Market Regulatory Extension

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities (single family revenue bonds).

There are two general types of municipal bonds:

General-Obligation Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

	1-3,7,15-20	Market Credit Diversification Political Tax Regulatory

Obligations of Supranational Agencies: Securities issued by supranational agencies that are chartered to promote economic development and are supported by various governments and government agencies.	8,13,14	Credit Foreign Investment Currency Custodial and Related Investment Costs

Options on Currencies: A Fund may buy put options and sell covered call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets). A covered call option means the Fund will own an equal amount of the underlying foreign currency. Currency options help a Fund manage its exposure to changes in the value of the U.S. dollar relative to other currencies. If a Fund sells a put option on a foreign currency, it will establish a segregated account with its Custodian consisting of cash, U.S. government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.

	5-16	Management Liquidity Credit Market Political Leverage Foreign Investment Currency Custodial and Related Investment Costs

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

	5-15,18	Market

Real Estate Investment Trusts (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate loans or interest.	5-15,17-19	Liquidity Management Market Regulatory Tax Interest Rate Prepayment Extension

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a Fund.

	1-20	Market

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-20	Market Leverage

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities. Restricted securities may be either liquid or illiquid securities.

	1-20	Liquidity Market

Securities Lending: All Funds may each lend up to 33 1/3% of their total assets. Such loans must be fully collateralized by cash, U.S. government obligations or other high-quality debt obligations and marked to market daily.

	1-20	Market Liquidity Leverage

Tax-Exempt Commercial Paper: Commercial paper issued by governments and political sub-divisions.	1-3,7,15-20	Credit Liquidity Market Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for a deposit of money.	1-3,5-11,13-20	Liquidity Credit Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and certificates of accrual of Treasury securities.	5-12,14,15	Market

Unit Investment Trusts: A type of investment company, registered with the SEC under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal. Certain exchange-traded funds are organized as unit investment trusts.

	5-14	Market

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S. government include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export- Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

	1-20	Market Credit

GSE securities not backed by the full faith and credit of the U.S. government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations. Other GSE securities are not backed by the full faith and credit of the U.S. government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation. Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.	1-20	Market

Variable and Floating Rate Instruments: Obligations with interest rates that are reset daily, weekly, quarterly or on some other schedule. Such instruments may be payable to a Fund on demand.	1-20	Credit Liquidity Market

Warrants: Securities that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are typically issued with preferred stock and bonds.	5-15,18	Market Credit

When-Issued Securities and Forward Commitments: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date.	1-20	Market Leverage Liquidity Credit

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.

	5-16,20	Market Credit Foreign Investment Currency Custodial and Related Investment Costs

Zero-Coupon Securities: Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity.

	1-20	Credit Market Zero Coupon Liquidity Prepayment Extension

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Glossary of Investment Risks

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Agriculture Risks: The Fund’s investments in agriculture-related companies are subject to the same risks as direct investments in agricultural commodities. Agricultural commodity prices rise and fall in response to many factors, including: drought, floods, weather, diseases, embargoes, tariffs and international economic, political and regulatory developments. These factors could lead to significant and rapid fluctuations in the value of ETCFs investing in agricultural commodities or in derivative contracts for agricultural commodities. Fluctuations in prices for agricultural commodities also may affect indirectly the value of companies whose businesses depend upon or otherwise relate to such agricultural commodities.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Currency Risks. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

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Diversification Risk: When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region or business sector, it is subject to increased risk. As is the case with respect to each of the single state Funds, performance will generally depend on the region’s performance, which may differ in direction and degree from that of the overall stock market. In the case of the Real Strategies Fund, performance may also depend on the performance of one or more business sectors. In addition, financial, economic, business and political developments affecting the region or sector may have a greater effect on these Funds.

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Energy Risks: To the extent that a Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

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Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

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Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Inflation-Protected Securities Risks: While IPS adjust in response to inflation as measured by a specific price index, the value of these securities generally may still decline in response to an increase in real interest rates. Real interest rates are measured by subtracting the expected rate of inflation from the nominal interest rate of fixed income securities. The value of IPS may also fall if there is a decline in the price index (deflation), which generally will reduce any previous adjustments made to the IPS. IPS may also underperform other fixed income securities if inflationary expectations exceed the rate of inflation measured by the price index.

In addition, any increase in principal value of an IPS caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code. Also, to the extent that the Fund invests in IPS, income distributions are more likely to fluctuate. There is no assurance that the rate of inflation measured by the relevant price index will correspond to the inflation experienced by an investor.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund’s risk of loss and potential for gain.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Mineral and Mining Risks: The Fund’s investments in mineral or mining-related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals and minerals. These factors could lead to significant and rapid fluctuations in the value of mining companies and ETCFs investing in mineral commodities or in derivative contracts for mineral commodities. Fluctuations in prices for mineral commodities also may affect indirectly the value of other companies whose businesses depend upon or otherwise relate to such mineral commodities.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

The Internal Revenue Code limits a Fund’s investment in “publicly traded partnerships,” including MLPs and certain ETCFs, to not more than 25% of its assets. Federal tax regulations also limit the amount of the Fund’s income in any taxable year that may be attributable to other types of ETCFs. Failure to adhere to these limitations could require the Fund to pay taxes on all net income and gains earned in any taxable year.

Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

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The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a discussion by each Fund’s portfolio manager of recent market conditions, economic trends and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

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Statement of Additional Information (SAI)

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The Statement of Additional Information (SAI) provides more detailed information about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus.

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The SAI contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities. These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on The Huntington Funds’ website at www.huntingtonfunds.com.

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Huntington Asset Advisors, Inc., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Funds.

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Laffer Investments, Inc. is the Sub-Advisor to the Huntington Macro 100 Fund.

Edgewood Services, Inc. is the Distributor and is not affiliated with The Huntington National Bank.

To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries:

Call

(800) 253-0412

Write

The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

Log on the Internet

You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. The SEC’s website contains text-only versions of the Huntington Funds’ documents.

Contact the SEC

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Call (202) 551-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

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Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, 100 F Street, NE, NW, Washington, D.C. 20549-0102.

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The Huntington Funds’ Investment Company Act registration number is 811-5010.

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[Logo of Huntington Funds]

The Huntington Funds Shareholder Services: 1-800-253-0412,

The Huntington Investment Company, Member NASD/SIPC, a Registered Investment Advisor and a wholly-owned subsidiary of Huntington Bancshares Incorporated: 1-800-322-4600

Not a Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured by Any Government Agency

[Logo of Huntington Funds]

Huntington Funds Shareholder Services:
1-800-253-0412

Huntington Investment Company, Member NASD/SIPC:
1-800-322-4600

27056 (05/07)

                          INTERFUND SHARES PROSPECTUS
                          HUNTINGTON MONEY MARKET FUND

                                  May 1, 2007

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete.
Any representation to the contrary is unlawful.

HUNTINGTON FUNDS

HOW TO READ THIS PROSPECTUS

The Huntington Funds ("Trust") is a mutual fund family that offers different classes of shares in separate investment portfolios ("Funds").
The Trust was originally two separate Massachusetts business trusts: The
Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts").  The Original
Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006.  The Trust operates 29 separate series, or mutual funds:  19 retail portfolios and 10 variable annuity portfolios.
The Funds have various investment goals and strategies.  This Prospectus gives you important information about the Interfund Shares ("Shares") of the
Huntington Money Market Fund ("Fund") that you should know before investing.
The Fund also offers Trust, Investment A Shares, and Investment B Shares, which are offered in separate Prospectuses.  The Interfund Shares are only sold to the other retail Funds in the Trust and are not made available to the general public for investment.
Please read this Prospectus and keep it for future reference.  The Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Fund.

                                 INTRODUCTION
                                   2
                                 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS
                                   2  Money Market Fund
                                 SHAREHOLDER INFORMATION
                                   5  Distribution of the Funds
                                   5  Pricing Shares
                                   6    Purchasing Shares
                                   6    Exchanging Shares
                                   6  Redeeming Shares
                                 MORE ABOUT THE HUNTINGTON FUNDS
                                   8    Management of the Trust
                                   8    Dividends and Distributions
                                   8    Tax Consequences
                                   11   Investment Practices
                                   15   Glossary of Investment Risks

           FOR MORE INFORMATION ABOUT THE HUNTINGTON FUNDS, PLEASE SEE THE LAST
           PAGE OF THIS PROSPECTUS

This Prospectus does not constitute an offering by the Fund or by the
Distributor in any jurisdiction in which such offering may not lawfully be made.

INTRODUCTION

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL
FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF THE
HUNTINGTON NATIONAL BANK, ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE
FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER
SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

The Fund has its own investment goal and strategies for reaching that goal.
There is no guarantee that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. The Fund's investment objective is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. Unless otherwise noted, the Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees
("Trustees").

The portfolio manager invests the Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause the Fund to underperform other funds with similar objectives.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                     MONEY MARKET FUND
FUND SUMMARY
Investment Goal
To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus
High-quality, short-term debt securities

Principal Investment Strategy
Maximize current income while preserving capital

Share Price Volatility
Low

INVESTMENT STRATEGY
The Fund's investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

Huntington Asset Advisors, Inc. ("Advisor") strives to maintain a $1.00 net asset value ("NAV") per share for the Fund by investing in commercial paper and
U.S. government agency notes, and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or
unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar weighted average maturity range for the Fund (currently between 25 and 60 days) and endeavors to diversify the portfolio across market sectors. (Like all money market funds, the
Fund's dollar-weighted average maturity range may extend up to 90 days when the
Advisor deems it necessary). The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

The Fund intends to invest in the securities of U.S. government-sponsored entities ("GSEs").  Some GSE securities are backed by the full faith and credit
of the United States government and some GSE securities are not.   GSE
securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and the Federal Home Loan Bank System. These
entities are, however, supported through federal subsidies, loans or other benefits.  GSE securities that are supported by the full faith and credit of the
U.S. government, include those issued by the Government National Mortgage
Association. Finally, the Fund may invest in  GSE securities that are not backed by the full faith and credit of the United States government and have no explicit financial support.  Such securities include those issued by the Farm
Credit System and the Financing Corporation.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Short-term or risk-averse investors seeking our typically highest-yielding money market fund

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the "Glossary of Investment Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF THE HUNTINGTON
NATIONAL BANK, ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED
BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE
THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY
INVESTING IN THE FUND.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's Interfund Shares for each full calendar year that the Shares were in existence.

PERFORMANCE BAR CHART AND TABLE

-----------------------------
|Best Quarter |Q3 2006|1.19%|
-----------------------------
|Worst Quarter|Q4 2003|0.10%|
-----------------------------
The graphic presentation displayed here consists of a bar chart representing the annual total return of the Interfund Shares of the Huntington Money Market Fund
as of the calendar year-ended December 31, 2006.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 2005. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and is visually represented by height with the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year is stated directly at the bottom of the respective bar, for the calendar years 2002 through 2006. The percentages noted are: 1.21%, 0.57%, 0.78%,  2.64%,  and 4.46% respectively.

This table shows the Fund's average annual total returns for Interfund Shares, periods ended December 31, 2006.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2006)

----------------------------------------------------------------
|                                    |1 YEAR|5 YEAR|SINCE CLASS|
|                                    |      |      |INCEPTION* |
----------------------------------------------------------------
|MONEY MARKET FUND - INTERFUND SHARES|4.46% |1.92% |   1.95%   |
----------------------------------------------------------------
* Since September 4, 2001.

YIELD
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

FEES AND EXPENSES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND
HOLD SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM
YOUR INVESTMENT IF YOU PURCHASED OR SOLD SHARES. THE SECOND TABLE DESCRIBES THE
EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD SHARES.

-------------------------------------------------------------
|SHAREHOLDER FEES FOR INTERFUND SHARES*    |      None      |
|(FEES PAID DIRECTLY FROM YOUR INVESTMENT) |                |
-------------------------------------------------------------
|ANNUAL FUND OPERATING EXPENSES            |INTERFUND SHARES|
|(EXPENSES DEDUCTED FROM THE FUND'S ASSETS)|                |
-------------------------------------------------------------
|                                       |                |
-------------------------------------------------------------
|Investment Advisory Fee{dagger}           |     0.28%      |
-------------------------------------------------------------
|Other Expenses                            |     0.29%      |
-------------------------------------------------------------
|Total Annual Fund Operating Expenses      |     0.57%      |
-------------------------------------------------------------

* Does not include any wire transfer fees, if applicable.
{dagger} The Advisor is entitled to receive a maximum fee of 0.30% of the Fund's average daily net assets. This fee is subject to breakpoints as the Fund's assets increase. See section entitled " Fees Paid to Advisor and Affiliates".

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest
$10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
 INTERFUND SHARES  $58    $183    $318     $714

SHAREHOLDER INFORMATION

Before you invest, we encourage you to carefully read the Fund profile included in this Prospectus and consider whether the Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision.

CHOOSING A SHARE CLASS
The Fund offers different classes of shares, each of which has different expenses and other characteristics. One class of Fund shares-Interfund Shares-is offered in this prospectus. Three other classes of Fund shares-Trust, Investment
A, and Investment B Shares-are offered in separate prospectuses and each has its own expense structure. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of Interfund Shares:

INTERFUND SHARES
   *   No sales charges.
   *   No Distribution (Rule 12b-1) fees
   *   Available only for purchase by the other Funds of the Trust.

                                 DISTRIBUTION OF THE FUNDS

Edgewood Services, Inc., whose address is 5800 Corporate Drive, Pittsburgh, PA
15237, serves as the Distributor of the Fund.  From time to time, the
Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Fund.

                                 PRICING SHARES
The Trust calculates the NAV per Interfund Share for the Fund twice a day, as follows: at 1:00 p.m. Eastern Time and as of the close of regular trading on the
NYSE (normally, 4:00 p.m. Eastern Time), on each day that the NYSE is open.

The Fund attempts to stabilize the NAV per Interfund Share at $1.00 by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the Fund's Statement of Additional
Information ("SAI").

The Fund is open for business on any day the NYSE is open, except for Columbus
Day and Veterans' Day. The Fund is closed on the following NYSE holidays: New
Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial
Day, Independence Day, Labor Day,  Thanksgiving Day and Christmas Day.

In addition, the Fund reserves the right to open for business and allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

                                 PURCHASING SHARES
You may purchase Interfund Shares on any business day when the Federal Reserve
Bank, the NYSE and the principal bond markets (as recommended by the Bond Market
Association) are open, and as discussed above.

Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. If your order is received by the
Fund or its designated agent before 1:00 p.m. (Eastern Time) and the Fund receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. Investments in the Fund made by check, Automated Clearing House or Systematic Investment Program are
considered received when the payment is converted to federal funds (normally the next business day).

ADDITIONAL INFORMATION
The Fund reserves the right to suspend the sale of Interfund Shares temporarily and the right to refuse any order to purchase Interfund Shares.

If the Fund receives insufficient payment for a purchase, or the Fund does not receive payment within three (3) business days, or your check doesn't clear, it may cancel the purchase and you may be liable for any losses to the Fund.

HOW TO BUY INTERFUND SHARES
1.  CALL

       *  Your Huntington Account Administrator
       *  The Huntington Investment Company
       *  Your Investment Professional

2.  MAKE PAYMENT

       *  By Federal funds wire to:

   Huntington National Bank NA
   ABA #044000024
   Huntington Fund
   Account #01892228947
   Shareholder Name
   Shareholder Account Number

   (The Trust will treat your order as having been received immediately upon receipt by its transfer agent)

                                 EXCHANGING SHARES
Interfund Shares may not be exchanged for other shares of the Fund or any other funds.

                                 REDEEMING SHARES
You may redeem Interfund Shares on any business day when the Federal Reserve
Bank, the NYSE and the principal bond markets are open and on certain other trading days described above.

The price at which the Fund will redeem an Interfund Share will be its NAV next determined after the order is considered received.

For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time), usually the proceeds will be wired on the same day or a check will be mailed on the following business day. For shareholders who request redemptions after the cut-off time mentioned above, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined. Redemption requests made through The Huntington Investment Company or a Huntington Account
Administrator will be promptly submitted to the Fund. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.

To the extent permitted by federal securities laws, the Fund reserves the right to suspend the redemption of Interfund Shares temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC.
The Fund also reserves the right to postpone payment for more than seven days where payment for Interfund Shares to be redeemed has not yet cleared.

The Fund may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

HOW TO REDEEM INTERFUND SHARES
1. Call (You must have completed the appropriate section on your account application)

       *  The Huntington Investment Company at (800) 322-4600;
       *  Your Huntington Account Administrator; or
       *  Your Investment Professional.

FREQUENT TRADING POLICIES
Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that, in the normal case, frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders.  For this reason and because the Fund is intended to be used as liquid short-term investments, the Funds' policies or procedures to discourage frequent or short-term trading do not apply to the Fund's Shares.  However, the
Fund may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging shares of the Fund and other Huntington non-money market funds if the Fund's management or
Advisor determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the Huntington non-money market funds and their shareholders.

PORTFOLIO HOLDINGS INFORMATION
You can access summary portfolio composition information concerning the Fund's portfolio holdings in the "Fund Fact Sheets" option under the "Fund
Shareholders" or "Prospective Investors" pages of The Huntington Funds website at www.huntingtonfunds.com.  This information is prepared as of the end of each quarter, is posted on the website approximately 30 days after the end of the quarter, and remains there until replaced by the information for the succeeding quarter.  The summary portfolio composition information may include the following types of information, but is subject to change:  identification of the
Fund's top ten holdings, and percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable.

In addition, the Fund's Annual and Semi-Annual reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters.  You may obtain copies at www.huntingtonfunds.com or by calling
1-800-253-0412.  The Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund's first and third fiscal quarters.  Each of these fiscal quarter reports contains complete listings of the Fund's portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC's website at www.sec.gov, or you may obtain a copy by calling
The Huntington Funds at 1-800-253-0412. These reports on Form N-Q and the Fund's
Annual and Semi-Annual reports are also posted on the Fund's website at
www.huntingtonfunds.com.

MORE ABOUT THE HUNTINGTON FUNDS
                                 MANAGEMENT OF THE TRUST
The Trustees of the Trust are responsible for generally overseeing the conduct of the Fund's business. The Advisor, whose address is Huntington Center, 41
South High Street, Columbus, Ohio 43215, serves as investment advisor to the
Fund pursuant to an investment advisory agreement.

INVESTMENT ADVISOR
Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the
Fund.

The Advisor, a separate, wholly owned subsidiary of The Huntington National
Bank, is the investment advisor to The Huntington Funds. As of December 31,
2006, the Advisor had assets under management of
$4.1 billion. The Advisor (and its predecessor) has served as investment advisor to the Trust since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of
Huntington Bancshares Incorporated ("HBI"), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street,
Columbus, Ohio 43215. As of December 31, 2006, The Huntington National Bank had
assets of $36 billion.

FEES PAID TO ADVISOR AND AFFILIATES
The Advisor and its affiliates provide the Fund with advisory, administration, transfer agency, accounting
and custodian services.
A discussion of the Trustees' review of the investment advisory agreements with the Trust is available in
the Fund's Annual Report for the period ended December 31, 2006.

The Fund pays the Advisor management fees as a percentage of average daily net assets (ADNA) as follows:

--------------------------------------
|TIERED                  |ANNUAL RATE|
--------------------------------------
|Up to $500 million      |   0.30%   |
--------------------------------------
|On the next $500 million|   0.25%   |
--------------------------------------
|On excess of $1 billion |   0.20%   |
--------------------------------------

ADMINISTRATION SERVICES
The Huntington National Bank provides administration services at the following annual rate:
------------------------------------------------------
|     MAXIMUM      |     AVERAGE AGGREGATE DAILY     |
|ADMINISTRATIVE FEE|     NET ASSETS OF THE FUND      |
------------------------------------------------------
|      .135%       |     on the first $4 billion     |
------------------------------------------------------
|      .125%       |     on the next $3 billion      |
------------------------------------------------------
|      .115%       |on assets in excess of $7 billion|
------------------------------------------------------

There is no minimum annual fee per Fund or class of Shares.

The Advisor and its affiliates may pay out of their own reasonable resources and profits, fees or other
expenses for shareholder and/or recordkeeping services and/or marketing support.
Federated Services Company, a wholly-owned subsidiary of Federated Investors,
Inc., serves as subadministrator to the Fund, assisting with the provision of administrative services necessary to operate the Fund. Out of the fees paid by the Fund, the Huntington National Bank pays Federated Services Company fees for its sub-administrative services at the following annual rate of the ADNA of the
Fund:
----------------------------------------------------------
|       MAXIMUM        |     AVERAGE AGGREGATE DAILY     |
|SUB- DMINISTRATIVE FEE|     NET ASSETS OF THE FUND      |
----------------------------------------------------------
|         .05%         |     on the first $3 billion     |
----------------------------------------------------------
|         .04%         |     on the next $2 billion      |
----------------------------------------------------------
|         .03%         |on assets in excess of $5 billion|
----------------------------------------------------------

FINANCIAL ADMINISTRATION AND PORTFOLIO ACCOUNTING SERVICES
The Huntington National Bank is entitled to receive a maximum fee of .0425% of the Fund's ADNA for financial administration and portfolio accounting services
(subject to a minimum annual fee of $9,000 for each additional class of Shares of any Fund with more than one class of Shares).

The Huntington National Bank has sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. ("BISYS"). Out of the fees paid by the Fund,
The Huntington National Bank pays BISYS for these services are based on the level of average net assets of the Fund for the period, subject to minimum fees in certain circumstances.

CUSTODY SERVICES
The Huntington National Bank serves as the Fund's custodian and receives a maximum fee of 0.26% of the Fund's ADNA, plus out-of-pocket expenses. PFPC Trust
Company serves as sub-custodian for the securities lending program and retains a portion of earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.
The Huntington National Bank also receives an administrative fee from the lending agent for the transaction activity associated with the securities lending program.

TRANSFER AGENCY SERVICES
Unified Fund Services, Inc. ("Unified"), a subsidiary of Huntington, is transfer and dividend disbursing
agent for the Fund.

Pursuant to a definitive agreement of purchase signed on December 31, 2006,
Unified became a wholly
owned subsidiary of HBI. For its services, Unified is entitled to receive a yearly fixed amount per
shareholder account, subject to yearly minimum fees per portfolio and/or share class. Unified is also
entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for
out-of-pocket expenses.

                                 DIVIDENDS AND DISTRIBUTIONS
The Fund declares dividends on investment income daily and pays them monthly.
The Fund also makes distributions of net capital gains, if any, at least annually.

DISTRIBUTION OPTIONS
All dividends and distributions payable to a holder of Interfund Shares will be automatically reinvested in additional Interfund Shares, unless the shareholder makes an alternative election to receive some or all distributions in cash.
Shareholders may choose to reinvest any capital gains distributions, but receive all other distributions in cash.

                                 TAX CONSEQUENCES

There are many important tax consequences associated with investment in the Fund offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

FEDERAL INCOME TAXES
TAXATION OF DISTRIBUTIONS
The Fund offered by this prospectus intends to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares.  Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid).

AVOID WITHHOLDING TAX

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer
Identification Number (your Social Security Number for individual investors) or otherwise fails to meet certain requirements imposed by the IRS. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

FINANCIAL HIGHLIGHTS
The financial highlights table that follows is intended to help you understand the Fund's financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which, for the years ended December 31, 2006, 2005 and 2004, has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.  The information for years or periods ended on or before December 31, 2003 has been audited by another independent registered public accounting firm.

                                 FINANCIAL HIGHLIGHTS

Money Market Fund
--------------------------------------------------------------------------------------------
                                                        Money Market Fund
                                                          Interfund Shares
                                                             Year Ended
                                                            December 31,
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
(For a share outstanding throughout the    2006     2005      2004      2003       2002
                                           ----     ----      ----      ----       ----
period)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of             $1.00    $1.00     $1.00      $1.00      $1.00
                                          -----    -----     -----      -----      -----
Period..................................................

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net investment income / (operating         0.04     0.03      0.01      0.01       0.01
loss)........................ ...........
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Distributions to shareholders from net    (0.04)   (0.03)    (0.01)    (0.01)     (0.01)
                                          ------   ------    ------    ------     ------
investment income............................
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $1.00    $1.00     $1.00      $1.00      $1.00
                                          =====    =====     =====      =====      =====
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Total Return (1)......................    4.46%    2.64%     0.78%      0.57%      1.21%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Expenses..............................     0.57    0.56%     0.58%      0.58%      0.56%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net investment income                      4.36    2.64%     0.82%      0.56%      1.18%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)  $40,803  $35,266   $30,004    $26,196    $26,711
--------------------------------------------------------------------------------------------

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

                                 INVESTMENT PRACTICES
The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the principal securities and techniques the Fund uses, as well as the main risks they pose. Following the table is a more complete discussion of each risk. You may also consult the SAI for more details about these and other securities in which the Fund may invest.

INSTRUMENT                                                                                                                RISK TYPE

ASSET-BACKED SECURITIES: Securities backed by company receivables, home equity loans, truck and auto loans, leases,       Pre-
credit card receivables and other securities backed by other                                                              payment
types of receivables or assets.                                                                                           Extension
                                                                                                                          Market
                                                                                                                          Credit
                                                                                                                          Regulatory
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. They generally have    Credit
maturities of six months or less.                                                                                         Liquidity
                                                                                                                          Market
BONDS: Bonds or fixed income securities pay interest, dividends or  distributions at a specified rate. The rate may be a  Market fixed percentage of the principal or adjusted periodically. In addition, the issuer of a bond or a fixed income security  Credit
must repay the principal amount of the security, normally within a specified time. Bonds or fixed income securities       Liquidity
provide more regular income than equity securities. However, the returns on bonds or fixed income securities are limited  Pre-
and normally do not increase with the issuer's earnings. This limits the potential appreciation of bonds or fixed income  payment
securities as a compared to equity securities.                                                                            Extension
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                                                   Market
                                                                                                                          Credit
                                                                                                                          Liquidity
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Their      Credit
maturities generally vary from a few days to nine months.                                                                 Liquidity
                                                                                                                          Market
DEMAND NOTES: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price     Credit
(usually with accrued interest) within a fixed period of time following demand by the Fund.                               Market
                                                                                                                          Liquidity
                                                                                                                          Management
ILLIQUID SECURITIES: Securities that ordinarily cannot be sold within seven business days at the value the Fund has       Liquidity
estimated for them. The Fund may invest up to 10% of its total assets in illiquid securities.                             Market
INVESTMENT COMPANY SECURITIES: Shares of registered investment companies. The Fund may invest up to 5% of its assets in   Market
the shares of any one registered investment company. The Fund may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the shares of other registered investment companies. As a shareholder of an investment company, the Fund will indirectly bear investment management fees and other fees and expenses of that investment company, which are in addition to the management and other fees the fund pays its own Advisor.
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar-denominated debt securities with remaining maturities of one  Market
year or less. These may include short-term U.S. government obligations, commercial paper and other short-term         Credit
corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public        Market
purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general    Credit
obligation bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other   Political
short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities (single family  Tax
revenue bonds). There are two general types of municipal bonds: General-Obligation Bonds, which are secured by the    Regulatory
taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation ("COPs");
utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district ("Mello-Roos") issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the       Market
seller at an agreed upon price on an agreed upon date. This is treated as a loan by the Fund.                         Leverage
REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an  Market
agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.                                 Leverage

INSTRUMENT                                                                                                            RISK TYPE

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed           Liquidity
commercial paper and Rule 144A securities. Restricted securities may be either liquid or illiquid securities.         Market
TAX-EXEMPT COMMERCIAL PAPER: Commercial paper issued by governments and political sub-divisions.                           Credit
                                                                                                                           Liquidity
                                                                                                                           Market
                                                                                                                           Tax
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for a deposit of money.                                Liquidity
                                                                                                                           Credit
                                                                                                                           Market
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. government.  Agency     Market
securities are issued or guaranteed by a federal agency or other government sponsored entity ("GSE") acting under federal  Credit
authority. Some GSE securities are supported by the full faith and credit of the United States government and some GSE     Pre-
securities are not.  GSE securities backed by the full faith and credit of the United States government include the        payment
Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance
Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing
and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area
Transit Authority Bonds.

GSE securities not backed by the full faith and credit of the United States government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan Mortgage
Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in
support of such obligations.  Other GSE securities are not backed by the full faith and credit of the United States government and have no explicit financial support including the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded registered interest and principal securities, and        Market
coupons under bank entry safekeeping.
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates that are reset daily, weekly, quarterly or on some Credit
other schedule. Such instruments may be payable to the Fund on demand.                                                     Liquidity
                                                                                                                           Market
INSTRUMENT                                                                                                            RISK TYPE
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a fixed price for    Market
delivery at a future date.                                                                                                 Leverage
                                                                                                                           Liquidity
                                                                                                                           Credit

ZERO-COUPON SECURITIES: Zero-coupon securities are debt obligations which are generally issued at a discount and payable   Credit
in full at maturity, and which do not provide for current payments of interest prior to maturity.                          Market
                                                                                                                           Zero
                                                                                                                           Coupon
                                                                                                                           Liquidity
                                                                                                                           Pre-
                                                                                                                           payment
                                                                                                                           Extension

                                 GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in the Fund profile. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others.

CALL RISK.  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

CREDIT RISK. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate.  The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
Credit risk includes the possibility that a party to a transaction involving a
Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

EXTENSION RISK.  Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

INTEREST RATE RISK. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.  However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

LEVERAGE RISK. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

LIQUIDITY RISK. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT RISK. Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.
Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield.  The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread).  An increase in the spread may cause the price of the mortgage backed security to decline.  Spreads generally increase in response to adverse economic or market conditions.  Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Fund is available free upon request, including the following:

ANNUAL AND SEMI-ANNUAL REPORTS
The Semi-Annual Report includes unaudited information about the performance of the Fund, portfolio holdings and other financial information.  The Annual Report includes similar audited information.

STATEMENT OF ADDITIONAL INFORMATION
Provides more detailed information about the Fund and its policies including a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on The
Huntington Funds' website at www.huntingtonfunds.com.

HUNTINGTON ASSET ADVISORS, INC., a wholly owned subsidiary of The Huntington
National Bank, is the Advisor to the Fund.

EDGEWOOD SERVICES, INC. is the Distributor and is not affiliated with The
Huntington National Bank.

For copies of Annual or Semi-Annual Reports, the SAI, other information or for any other inquiries:

CALL (800) 253-0412

WRITE
Huntington Funds
P.O. Box 6110
Indianapolis, IN 46206-6110

LOG ON TO THE INTERNET
The Huntington Funds' website is www.huntingtonfunds.com. The SEC's website,
www.sec.gov, contains text-only versions of The Huntington Funds' documents.

CONTACT THE SEC
Call (202) 551-8090 about visiting the SEC's Public Reference Room in Washington
DC to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at
publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public
Reference Section, 100 F Street, NE, Washington, DC 20549-0102.

The Huntington Funds' Investment Company Act registration number is 811-5010.

Cusip 446327496
             HUNTINGTON FUNDS SHAREHOLDER SERVICES: 1-800-253-0412

HUNTINGTON INVESTMENT COMPANY, MEMBER NASD/SIPC, A REGISTERED INVESTMENT ADVISOR
AND A WHOLLY-OWNED SUBSIDIARY OF HUNTINGTON BANCSHARES INCORPORATED: 1-800-322-
                                      4600

            u NOT FDIC INSURED u NO BANK GUARANTEE u MAY LOSE VALUE
1400075

 LIQUID        OFFERED THROUGH
 GREEN   UNIFIED FUND SERVICES INC.
 ACCOUNT 431 N. Pennsylvania Street
         Indianapolis, IN 46204-1806

Prospectus
May 1, 2007

Liquid Green Account utilizes Investment A Shares ("Shares") of the Huntington
Money Market Fund ("Fund").

THE  SECURITIES  AND  EXCHANGE  COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR DETERMINED WHETHER  THIS PROSPECTUS IS ACCURATE OR COMPLETE.
ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

|RISK/RETURN SUMMARY|

The following is a summary of certain key  information about the Fund.  You will find additional information about the Fund,  including a detailed description of the risks of an investment in the Fund, after  this  summary,  as well as in the
Fund's Statement of Additional Information ("SAI").
INVESTMENT  GOAL:   The  Fund's investment goal is to  seek to maximize  current income while preserving capital  and  maintaining  liquidity  by  investing in a portfolio of high quality money market instruments.
PRINCIPAL  INVESTMENT  STRATEGIES:  Huntington  Asset Advisors, Inc. ("Advisor")
strives to maintain a $1.00 net asset value ("NAV")  per  share  by investing in high quality, short-term money market instruments.
PRINCIPAL RISKS.  The principal risks of investing in the Fund are:
Interest  Rate  Risk.    Prices  of  fixed  income  securities rise and fall  in
response to changes in the interest rate paid by similar securities.  Generally, when interest rates rise, prices of fixed income securities fall.
Credit Risk.  Credit risk is the possibility that an  issuer  may  default  on a security  by  failing  to  pay  interest  or  principal  when due.  If an issuer defaults, the Fund will lose money.

ANOTHER IMPORTANT THING FOR YOU TO NOTE:
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION  OF  THE  HUNTINGTON
NATIONAL  BANK  ("BANK"),  ITS  AFFILIATES  OR  ANY  BANK  AND IS NOT INSURED OR
GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY  OTHER GOVERNMENT
AGENCY.   ALTHOUGH  THE  FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT  AT
$1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE AND BAR CHART INFORMATION
The  following  performance  table  and  bar  chart  illustrate  the  risks  and volatility of an  investment  in  the Fund's Shares.  Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.
PERFORMANCE TABLE
This table shows the average annual  total  returns  of the Fund's Shares before
taxes  for  periods  ended  12/31/06.   These returns reflect  applicable  sales
charges (none).
-------------------------
|1 YEAR|5 YEARS|10 YEARS|
-------------------------
|3.94% | 1.47% | 3.10%  |
-------------------------
*Since May 1, 1991.
BAR CHART
This  bar chart shows changes in the performance  of  the  Fund's  Shares  on  a calendar year basis.
The graphic presentation displayed here consists of a bar chart representing the annual total return of the Investment A Shares of the Huntington Money Market
Fund as of the calendar year-ended December 31, 2006.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 2005. The light gray shaded chart features ten distinct vertical bars, shaded in charcoal, and is visually represented by height with the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year is stated directly at the bottom of the respective bar, for the calendar years 1997 through 2006. The percentages noted are: 5.07%, 5.03%, 4.67%, 5.81%, 3.20%, 0.70%, 0.24%, 0.39%,
2.13%,  and 3.94% respectively.

This table shows the Fund's average annual total returns for Interfund Shares, periods ended December 31, 2006.

                           Best Quarter Q3 2000  1.49%
                        Worst Quarter Q1 2004  0.05%

For current 7-day yield information, call 1-800-408-4682.

|FEES AND EXPENSES OF THE FUND'S SHARES|
The following tables describe the fees and expenses you would pay if you bought and held Fund Shares.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None (other than applicable wire transfer fees)

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND'S SHARES
--------------------------------------------------------------------------------
The following tables describe the fees and expenses you would pay if you bought and held Fund Shares.
Shareholder Fees (fees paid directly from your investment)
None (other than applicable wire transfer fees)

   -------------------------------------------------------------------------------------------------

    ANNUAL FUND OPERATING EXPENSES* (Expenses that are                       EXAMPLE
                deducted from Fund assets)
   -------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------

   Investment Advisory Fees+ ......................             0.28%         1 Year          $109
   -------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------
   Distribution (12b-1) Fees........................            0.25%         3 Years.......  $340
   -------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------
   Shareholder Service Fees......................               0.25%         5 Years.......  $590
   -------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------
   Other Expenses  ...................................          0.29%         10 Years .....$1,306
   --------------------------------------------------------
   -------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses           1.07%
   ....
   -------------------------------------------------------------------------------------------------
   *  Restated to reflect current fees.
  + The Advisor is entitled to receive a maximum fee of
   0.30% of the Fund's average daily net assets. This fee is
   subject to breakpoints as the Fund's assets increase. See
   section entitled "Fees Paid to Advisor and Affiliates".

The Example  is  intended  to help you compare the cost of investing in the Fund with the cost of investing in  other  mutual  funds.  It assumes that you invest
$10,000  in  Fund Shares for the time periods indicated  and  then  redeem  your
Shares at the  end  of  those  periods.  The Example also assumes that each year your investment has a 5% return  and  that  the Fund's expenses remain the same.
Your actual costs and returns may be higher or lower.

|OTHER INFORMATION ABOUT THE FUND'S GOAL, STRATEGIES AND RISKS|
This  section  of the Prospectus provides a more  complete  description  of  the investment goal, principal strategies and risks of the Fund.
Please note:
Additional descriptions  of  the  Fund's  strategies and investments, as well as other strategies and investments not described below, may be found in the Fund's
SAI.
{circle}The Fund's investment goal is fundamental  and  may be changed only by a
   vote of a majority of the Fund's outstanding shares.   There  is no guarantee
   that the Fund will achieve its investment goal.
{circle}Except  as  noted, the Fund's investment strategies are not  fundamental and thus can be changed without a shareholder vote.

INVESTMENT GOAL AND STRATEGIES
The  Fund's investment  goal  is  to  seek  to  maximize  current  income  while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.
The Advisor strives to maintain a $1.00 NAV per share by investing in commercial paper  and  U.S.  government  agency  notes,  and  other short-term money market instruments, which may include municipal securities,  that  are  either rated in the  highest  rating  category  by  a  nationally recognized statistical  rating organization or unrated and deemed to be  of  comparable quality by the Advisor.
In managing the portfolio, the Advisor determines an appropriate dollar weighted average maturity range for the Fund (currently  between  25  and  60  days)  and endeavors  to  diversify  the  portfolio  across market sectors. (Like all money market funds, the Fund's dollar-weighted average maturity range may extend up to
90 days when the Advisor deems it necessary).
The Advisor employs a top-down analysis of economic and market factors to select
Fund  investments. In addition, the Advisor  analyzes  cash  flows,  maturities, settlements,  tax  payments,  yields  and  credit quality and monitors new issue calendars for potential purchases.
The  Fund  intends  to  invest in the securities  of  U.S.  government-sponsored entities ("GSEs"). Some GSE  securities  are backed by the full faith and credit
of the U.S. government and some GSE securities  are  not.   GSE  securities  not
backed  by the full faith and credit of the U.S. government include those issued by the Federal  Home  Loan  Mortgage  Corporation, the Federal National Mortgage
Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans  or  other  benefits.  GSE securities that  are supported by the full faith and credit of the U.S. government  include those issued  by the Government National Mortgage Association. Finally, the Fund
may invest in GSE securities that are not backed by the full faith and credit of the U.S. government  and  have  no  explicit financial support.  Such securities include those issued by the Farm Credit System and the Financing Corporation.
As a general matter, the Fund complies  with  SEC money market rules that impose strict requirements on the investment quality,  maturity  and diversification of the Fund's holdings.
RISK CONSIDERATIONS
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following risks:
INTEREST RATE RISK. Prices of fixed income securities rise  and fall in response to  changes  in  the  interest rate paid by similar securities. Generally,  when interest rates rise, prices of fixed income securities fall.

CREDIT RISK. Credit risk  is  the  possibility  that  an issuer may default on a security  by  failing  to  pay  interest  or principal when due.  If  an  issuer defaults, a Fund will lose money.

CALL RISK. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price  below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may  have  to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

CREDIT RISK. Credit risk is the possibility that an issuer  will  default  on  a security  by  failing  to  pay  interest  or  principal  when  due. If an issuer defaults, a Fund will lose money.

Many  fixed  income  securities  receive  credit ratings from services  such  as
Standard & Poor's and Moody's Investors Service.  These  services assign ratings to  securities  by  assessing  the  likelihood of issuer default.  Lower  credit ratings correspond to higher credit risk.  If  a  security  has  not  received a rating, a Fund must rely entirely upon the Advisor's credit assessment.

Fixed  income securities generally compensate for greater credit risk by  paying interest  at  a higher rate.  The difference between the yield of a security and the yield of a  U.S.  Treasury  security with a comparable maturity (the spread)
measures the additional interest  paid  for risk. Spreads may increase generally in response to adverse economic or market  conditions.  A  security's spread may also increase if the security's rating is lowered, or the security  is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit  risk includes the possibility that a party to a transaction involving  a
Fund will  fail  to  meet  its  obligations. This could cause a Fund to lose the benefit of the transaction or prevent  a  Fund  from  selling  or  buying  other securities to implement its investment strategy.

LIQUIDITY RISK. Liquidity risk refers to the possibility that a Fund may not  be able  to sell a security or close out a derivative contract when it wants to. If this happens,  a  Fund will be required to continue to hold the security or keep the position open,  and  a  Fund  could  incur  losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

MARKET  RISK.  The risk that a security's market value  may  decline,  sometimes rapidly and unpredictably.  These  fluctuations may cause a security to be worth less than the price the investor originally  paid  for  it,  or less than it was worth  at  an  earlier time. Market risk may affect a single issuer,  industrial sector or the market  as  a  whole.  For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease,  while  falling  rates typically cause the value of bonds to increase.

PREPAYMENT RISK. Unlike traditional fixed income securities,  which  pay a fixed rate  of  interest  until  maturity  (when  the  entire principal amount is due)
payments  on  mortgage backed securities include both  interest  and  a  partial
payment  of principal.   Partial  payment  of  principal  may  be  comprised  of
scheduled  principal payments as well as unscheduled payments from the voluntary
prepayment ,  refinancing,  or  foreclosure  of  the  underlying  loans.   These
unscheduled  prepayments  of principal create risks that can adversely affect  a
Fund holding mortgage backed securities.

For  example,  when interest  rates  decline,  the  values  of  mortgage  backed securities generally  rise.  However,  when  interest rates decline, unscheduled prepayments can be expected to accelerate, and  a  Fund  would  be  required  to reinvest  the  proceeds  of  the  prepayments  at  the lower interest rates then available.  Unscheduled prepayments would also limit  the  potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage  backed  securities
generally  fall.   Since  rising  interest  rates  typically result in decreased
prepayments,  this  could  lengthen  the  average  lives  of   mortgage   backed
securities,  and cause their value to decline more than traditional fixed income securities.

Generally,  mortgage   backed  securities  compensate  for  the  increased  risk
associated with prepayments  by  paying a higher yield.  The additional interest paid for risk is measured by the difference  between  the  yield  of  a mortgage backed  security  and  the  yield  of a U.S. Treasury security with a comparable maturity (the spread).  An increase  in  the  spread will cause the price of the mortgage backed security to decline.  Spreads generally  increase in response to
adverse  economic  or  market  conditions.   Spreads  may also increase  if  the
security is perceived to have an increased prepayment risk  or  is  perceived to have less market demand.

|ADVISOR|

The  Board  of  Trustees  ("Trustees")  of  The  Huntington Funds ("Trust")  are
responsible for generally overseeing the conduct of  the  Fund's  business.  The
Advisor's  address  is  Huntington Center, 41 South High Street, Columbus,  Ohio
43215, and (together with  its  predecessor) has served as the Fund's investment
advisor since the Fund's inception.   The  Advisor  is  a separate, wholly-owned
subsidiary of the Bank. As of December 31, 2006, the Advisor  had  assets  under management of $4.1 billion.
Subject  to the supervision of the Trustees of the Fund, the Advisor provides  a continuous  investment  program  for the Fund, including investment research and
management  with  respect  to  all  securities,   instruments,   cash  and  cash
equivalents  in  the  Fund.  Through its portfolio management team, the  Advisor
makes  the  day-to-day  investment   decisions   and  continuously  reviews  and
administers the investment programs of the Fund.
The  Bank  is  an  indirect,  wholly-owned subsidiary of  Huntington  Bancshares
Incorporated ("HBI"), a registered  bank  holding company with executive offices located at Huntington Center, 41 South High  Street, Columbus, Ohio 43215. As of
December 31, 2006, the Bank had assets of $36 billion.
|FEES PAID TO ADVISOR AND AFFILIATES|

The Advisor and its affiliates provide the Fund  with  advisory, administration, transfer agency, accounting
and custodian services.
A discussion of the Trustees' review of the investment advisory  agreements with the Trust is available in
the Fund's Annual Report for the period ended December 31, 2006.
The Fund pays the Advisor management fees as a percentage of average  daily  net assets (ADNA) as follows:

--------------------------------------
|TIERED                  |ANNUAL RATE|
--------------------------------------
|Up to $500 million      |   0.30%   |
--------------------------------------
|On the next $500 million|   0.25%   |
--------------------------------------
|On excess of $1 billion |   0.20%   |
--------------------------------------

ADMINISTRATION SERVICES
The Bank provides administration services at the following annual rate of the
ADNA of the Fund:

------------------------------------------------------
|     MAXIMUM      |     AVERAGE AGGREGATE DAILY     |
|ADMINISTRATIVE FEE|     NET ASSETS OF THE FUND      |
------------------------------------------------------
|      .135%       |     on the first $4 billion     |
------------------------------------------------------
|      .125%       |     on the next $3 billion      |
------------------------------------------------------
|      .115%       |on assets in excess of $7 billion|
------------------------------------------------------
There is no minimum annual fee per Fund or class of Shares.
The Advisor and its affiliates may pay out of their own reasonable resources and profits,  fees  or  other expenses for shareholder and/or recordkeeping services and/or marketing support.
Federated Services Company,  a  wholly-owned  subsidiary of Federated Investors,
Inc., serves as sub-administrator to the Fund,  assisting  with the provision of administrative services necessary to operate the Fund. Out of  the  fees paid by
the   Fund,  the  Bank  pays  Federated  Services  Company  fees  for  its  sub-
administrative services at the following annual rate of the ADNA of the Fund:
------------------------------------------------------
|   MAXIMUM SUB-   |     AVERAGE AGGREGATE DAILY     |
|ADMINISTRATIVE FEE|     NET ASSETS OF THE FUND      |
------------------------------------------------------
|       .05%       |     on the first $3 billion     |
------------------------------------------------------
|       .04%       |     on the next $2 billion      |
------------------------------------------------------
|       .03%       |on assets in excess of $5 billion|
------------------------------------------------------
There is a minimum annual fee per Fund of $50,000.
FINANCIAL ADMINISTRATION AND PORTFOLIO ACCOUNTING SERVICES
The Bank  is  entitled to receive a maximum fee of .0425% of the Fund's ADNA for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000  for  each additional class of Shares of any Fund with more than one class of Shares).
The Bank has sub-contracted certain fund accounting services to BISYS Fund
Services Ohio, Inc. ("BISYS"). Out of the fees paid by the Fund, the fees the
Bank pays BISYS for these services based on the ADNA of the Fund, subject to minimum fees in certain circumstances.
CUSTODY SERVICES
The Bank serves as the Fund's  custodian  and receives a maximum fee of 0.26% of the Fund's ADNA, plus out-of-pocket expenses.
PFPC Trust Company serves as sub-custodian  for  the  securities lending program and retains a portion of earnings from the investment and  reinvestment  of cash collateral  and  a  portion  of  any loan fees paid by borrowers with respect to securities loans.
TRANSFER AGENCY SERVICES
Unified Fund Services, Inc. ("Unified"), a subsidiary of Huntington, is transfer and dividend disbursing agent for the Fund.
Pursuant to a definitive agreement  of  purchase  signed  on  December 31, 2006,
Unified  became a wholly owned subsidiary of HBI. For its services,  Unified  is entitled to  receive  a  yearly fixed amount per shareholder account, subject to yearly minimum fees per portfolio  and/or  share class. Unified is also entitled to receive additional amounts that may be activity  or  time-based charges, plus reimbursement for out-of-pocket expenses.
SHAREHOLDER SERVICES FEES
Investment A Shares are also subject to a fee of 0.25% of the ADNA, which may be paid to the Bank for administration/shareholder services.

|PURCHASES AND REDEMPTIONS|
                               PRICING OF SHARES
The  price  at  which  the  Fund  will  offer or redeem its Shares  is  the  NAV
determined  after  the  order is considered  received.   The  Fund  attempts  to
stabilize its NAV per Share  at  $1.00 by valuing its portfolio securities using the amortized cost method.  These  valuation methods are more fully described in the Fund's SAI.
The Fund calculates its NAV per Share twice a day, at 1:00 p.m. Eastern Time and as of the close of regular trading on  the  New  York  Stock  Exchange  ("NYSE")
(normally, 4:00 p.m. Eastern Time), on each day that the NYSE is open.
In addition, the Fund reserves the right to allow the purchase and redemption of
Shares on any other day on which regular trading in money market instruments  is
taking  place.   On  any  day that the bond markets close early, such as days in advance of holidays or in the  event  of  any  emergency,  the Fund reserves the right to advance the time NAV is determined and by which purchase and redemption orders must be received on that day, to the time of such closing.
                               PURCHASING SHARES
You may purchase Shares of the Fund on any business day when the Federal Reserve
Bank, the NYSE and the principal bond markets (as recommended by the Bond Market
Association)  are  open, and as discussed under "Pricing of Shares,"  above.  In connection with the  sale of the Fund's Shares, the Fund's Distributor, Edgewood
Services, Inc. ("Edgewood") may from time to time offer certain items of nominal value to any shareholder.

HOW TO BUY SHARES
1. MINIMUM INVESTMENT REQUIREMENTS:
{circle}$1,000 for initial investments outside the Systematic Investment Program
   ("SIP")
{circle}$500 for initial investments through an IRA Account
{circle}$50 for initial investments through the SIP
{circle}$50 for subsequent investments (including IRA Accounts)
These minimum investment  requirements may be waived under certain circumstances for certain investors, including,  but not limited to, investments in connection with cash sweep arrangements and for IRA Accounts.
1. CALL
{circle}Unified Fund Services, Inc. at
   (800) 408-4682
{circle}Your Investment Professional

1. MAKE PAYMENT
{circle}By check payable to "Liquid Green Account" and send directly to:

      Liquid Green Account
      c/o Unified Fund Services
      P.O. Box 6110
      Indianapolis, IN  46206-6110

      Note:  Checks must be made payable  to  LIQUID GREEN ACCOUNT.  Third party checks will not be accepted.
   (The  Fund  will  treat  your order as having been  received  once  the  Fund receives your check).

   OR

{circle}By Federal funds wire to:

   Huntington National Bank, N.A.
   ABA #044000024
   Liquid Green Account
   Account #01892240239
   Further Credit:  Shareholder name and account number
   (The Fund will treat your  order  as  having  been  received immediately upon receipt by its transfer agent).

   OR

{circle}By  check  or  Federal  funds wire, through Unified  or  your  financial institution

{circle}Through the SIP
   (Once you become a participant  in  the  SIP,  your  investments will be made automatically at your requested intervals.)

Other methods of acceptable payment are discussed in the SAI.
Call  Unified  at  (800)  408-4682  if you have any questions  about  purchasing
Shares.

SYSTEMATIC INVESTMENT PROGRAM
You  may  invest  on  a  regular basis in  Fund  Shares  through  the  SIP.   To
participate, you must open  an account with the Fund by calling Unified at (800)
408-4682, request and complete  an  application,  and  invest  at  least  $50 at
periodic  intervals.   This Program may not be available to accounts established
through certain financial  institutions, and minimum investment requirements may differ.
Please contact Unified for more details.
Once you have signed up for SIP, the Fund will automatically withdraw money from your bank account and invest  it  in  Shares of the Fund.  Your participation in
SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

OTHER INFORMATION
With regard to investments in the Fund,  you will begin earning dividends on the day your order is received if Unified receives  payment  in federal funds before
1:00  p.m.  (Eastern  Time).  Investments in the Fund made by  check,  automated clearing house ("ACH")  or  SIP  are  considered  received  when  the payment is converted  to  federal  funds  (normally the next business day).  Orders  placed through an intermediary must be  received and transmitted to the Fund before the applicable cut-off time in order for Shares to be purchased that day.  It is the intermediary's responsibility to transmit  orders  promptly; however, you should allow sufficient time for orderly processing and transmission.

The Fund reserves the right to suspend the sale of Fund  Shares  temporarily and the right to refuse any order to purchase Fund Shares.

If the Fund receives insufficient payment for a purchase, or the Fund  does  not receive payment within three (3) business days, or your check doesn't clear, the
Fund  will  cancel the purchase and may charge you a fee.  In addition, you will be liable for any losses or fees incurred by the Fund or it transfer agent.

                                REDEEMING SHARES
You may redeem  Fund  Shares  on any business day when the Federal Reserve Bank, the  NYSE and the principal bond  markets  are  open,  and  as  discussed  under
"Pricing of Shares," above.

HOW TO REDEEM SHARES
1. CALL  (To  redeem  Shares  by  phone, you must have completed the appropriate section on your account application).
   {circle}Unified at (800) 408-4682
   {circle}Your Investment Professional
   OR
   WRITE
   Liquid Green Account
   c/o Unified Fund Services, Inc.
   P.O. Box 6110
   Indianapolis, IN  46206-6110

   OR
   WRITE A CHECK
   In an amount of at least $250 from your Fund account (You may not use a check to close an account).

   You may write checks payable to any payee in any amount of $250 or more.  You may  present  up  to three checks per  month  for  payment  free  of  charge.
   Additional checks will  result  in  a  charge  of  $0.30  per  check.   Daily
   dividends  will  continue to accrue on the Shares redeemed by check until the day the check is presented for payment.

1. PROVIDE THE REQUIRED INFORMATION
{circle}The name of the Fund (Liquid Green Account)
{circle}Specify the Share class (Investment A)
{circle}Your account number
{circle}The name and address on your account
{circle}Your bank's wire transfer information (for wire transfers)
{circle}The dollar amount or number of Shares you wish to redeem
{circle}Your signature (for written requests)
If you request a redemption  of  over $50,000, request any redemption to be sent to an address other than the address  on record with the Fund or Transfer Agent, or request any redemption to be paid to  a  person  or  persons  other  than the shareholder(s)  of  record,  you  will need a New Technology Medallion Signature
Guarantee in order to redeem.
In  order to redeem Shares on a particular  day,  the  Fund  must  receive  your request before 1:00 p.m. (Eastern Time).  Proceeds from the redemption of Shares purchased  by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.
For Fund shareholders who request redemptions prior to 1:00 p.m. (Eastern Time), usually the  proceeds will be wired on the same day or a check will be mailed on the following  business  day  if the request is received by Unified by 1:00 p.m.
(Eastern Time).  Shareholders will  not  receive  that day's dividend.  For Fund shareholders  who request redemptions after the cut-off  time  mentioned  above, usually proceeds  will be wired or a check will be mailed the following business
day  after NAV is next  determined.   However,  shareholders  will  receive  the
previous   day's   dividend.    Redemption   requests   made  through  financial
institutions must be promptly submitted to the Fund in order  to be processed by the Fund's deadlines. Proceeds are wired to an account previously  designated in writing by the shareholder at any domestic commercial bank which is  a member of
the  Federal  Reserve  System.   Proceeds  to  be paid by check are sent to  the
shareholder's  address  of  record.   Your  financial   institution   may  offer
additional arrangements for payments.  Please contact it for more details.
SYSTEMATIC WITHDRAWAL PROGRAM
You  may  choose  to  receive  periodic payments from redemptions of Fund Shares
through the Systematic Withdrawal  Program.   Once  you  have  signed up for the
Program  by  calling  Unified  or  the Fund, the Fund will automatically  redeem
Shares  from your account and electronically  send  the  proceeds  to  the  bank account you  specify.  This Program may not be available to accounts established through certain  financial  institutions,  and  minimum requirements may differ.
Please contact Unified for more details.
REDEEMING ACCOUNTS WITH BALANCES UNDER $1,000
Due to the high cost of maintaining accounts with  low balances, if your account balance falls below $1,000 ($500 in the case of IRA  Accounts),  Unified  or the
Fund  may  choose  to  redeem  those  Shares and close that account without your consent.  The Fund will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in the
Fund's NAV.  If Unified or the Fund plans  to close your account, it will notify
you and provide you with 30 days to add to your  account  balance.   Unified may
establish  different requirements, such as for cash sweep arrangements.   Please
contact Unified for more details.
OTHER INFORMATION
To the extent permitted by federal securities laws, the Trust reserves the right to suspend the  redemption of Fund Shares temporarily under extraordinary market conditions such as  market  closures  or  suspension of trading by the SEC.  The
Fund also reserves the right to postpone payment  for more than seven days where payment for Shares to be redeemed has not yet cleared.
The Fund may terminate or modify the methods of redemption  at any time. In such case, you will be promptly notified.
TELEPHONE TRANSACTIONS
You may redeem Shares by simply calling Unified at (800) 408-4682.

If you call before 1:00 p.m. (Eastern Time) your redemption will be wired to you the same day.  You will not receive that day's dividend.

If you call after 1:00 p.m. (Eastern Time), your redemption will be wired to you the following business day.  You will receive that day's dividend.

Unified  may  record  your  telephone  instructions.   If  it  does  not  follow
reasonable  procedures,  it  may  be  liable  for losses due to unauthorized  or fraudulent telephone instructions.
CHECKWRITING
You may request checks from Unified to redeem your  Fund  Shares.   Your account
will  continue  to  receive  the  daily  dividend  declared  on the Shares being redeemed until the check is presented for payment.

FREQUENT TRADING POLICIES
Given  the  short-term  nature  of  the Fund's investments and its  use  of  the amortized cost method for calculating  the NAV of Fund Shares, the Fund does not anticipate that, in the normal case, frequent or short-term trading into and out of the Fund will have significant adverse  consequences  for  the  Fund  and its
shareholders.   For  this reason and because the Fund is intended to be used  as liquid short-term investments,  the  Fund's policies or procedures to discourage frequent or short-term trading does not  apply  to  the Fund's Shares.  However, the Fund may limit or terminate the availability of purchases  or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging  shares of the Fund and other Huntington non-money market funds if the Fund's management or
Advisor  determines  from  the  amount,  frequency  or  pattern of purchases and redemptions or exchanges that the shareholder is engaged  in  excessive  trading that  is  or  could  be detrimental to the Huntington non-money market funds and their shareholders.
PORTFOLIO HOLDINGS INFORMATION
You can access summary  portfolio  composition information concerning the Fund's
portfolio  holdings  in  the  "Fund  Fact   Sheets"   option   under  the  "Fund
Shareholders" or "Prospective Investors" pages of The Huntington  Funds' website at www.huntingtonfunds.com.  This information is prepared as of the  end of each quarter,  is  posted on the website approximately 30 days after the end  of  the quarter, and remains  there until replaced by the information for the succeeding
quarter.   The  summary  portfolio   composition  information  may  include  the
following types of information, but is subject to change:  identification of the
Fund's top ten holdings, and percentage  breakdowns of the portfolio holdings by sector, and/or credit quality, as applicable.

In addition, the Fund's annual and semiannual  reports contain complete listings of the Fund's portfolio holdings as of the end of  the  Fund's second and fourth
fiscal  quarters.   You  may  request  copies at www.huntingtonfunds.com  or  by calling 1-800-253-0412.  The Fund also prepares  a  report  on  Form  N-Q of its portfolio  holdings as of the end of the Fund's first and third fiscal quarters.
Each of these  fiscal  quarter  reports contains complete listings of the Fund's portfolio holdings and is filed with  the  SEC  within 60 days of the end of the reporting period at the SEC's website at www.sec.gov,  or  you may obtain a copy by calling The Huntington Funds at its toll-free number of 1-800-253-0412.

|DIVIDENDS, DISTRIBUTIONS AND TAXES|
DIVIDENDS AND DISTRIBUTIONS
The  Fund declares dividends on investment income daily and pays  them  monthly.
Any distributions  of net capital gains would be made annually.  See "Purchasing
Shares - Other Information"  above  for when you are entitled to start receiving dividends, and "Redeeming Shares - How  to  Redeem  Shares" for when you will no longer  be  entitled  to  receive  dividends.  All dividends  and  distributions payable  to  a  holder  of  Fund  Shares will  be  automatically  reinvested  in additional Fund Shares, unless the shareholder elects to receive cash payments.

TAXES
The Fund intends to distribute substantially  all  of  its net investment income
(including  any  net  realized  capital  gains)  to  its shareholders  at  least
annually.   Unless  otherwise  exempt  or as discussed below,  shareholders  are required to pay federal income tax on any  dividends  and  other  distributions, including  capital gains distributions received. This applies whether  dividends and other distributions  are received in cash or as additional shares.  If there are any distributions representing long-term capital gains, they will be taxable to shareholders as long-term  capital gains no matter how long a shareholder has held the Shares.

Consult your tax adviser about  the federal, state and local tax consequences in your particular circumstances.

|DISTRIBUTION ARRANGEMENTS|

Edgewood Services, Inc., whose address  is  5800 Corporate Drive, Pittsburgh, PA
15237, serves as the Distributor of the Fund. The Distributor is a subsidiary of
Federated Investors, Inc.
From time to time, the Distributor may pay out  of  its  reasonable  profits and other  resources (including those of its affiliates) advertising, marketing  and other expenses for the benefit of the Fund.
The Trust has adopted a Distribution Plan under Rule 12b-1 that allows it to pay fees to financial intermediaries (which may be paid through the Distributor) for
the sale  and  distribution  of  its  shares.   These  fees  may  be paid to the
Distributor, the Adviser and their affiliates. The maximum 12b-1 fee is 0.25% of the Fund's Investment A Shares average daily net assets.  The Fund  may waive or reduce  the maximum amount of Rule 12b-1 fees it pays from time to time  in  its
sole  discretion.   In   addition,   a  financial  intermediary  (including  the
Distributor, the Advisor or their affiliates)  may  voluntarily  waive or reduce any fees to which they may be entitled. Because these Shares pay marketing  fees on  an  ongoing  basis,  your investment cost may be higher over time than other shares with different sales charges and marketing fees.
SHAREHOLDER SERVICES
The Trust has entered into an agreement with the Bank pursuant to which the Bank will perform certain shareholder support services with respect to the Fund.

In consideration for such  services,  Huntington  is paid a fee by the Fund at a maximum  annual rate of up to 0.25% of the Fund's Investment  A  Shares  average daily NAV.  However,  some  or  all  of  this  fee  may  be  paid to Unified for shareholder services it provides to its Liquid Green Account customers.
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The  Distributor,  the  Advisor and their affiliates may pay out  of  their  own resources amounts (including  items  of  material  value)  to  certain financial intermediaries  that  support  the  sale of Shares or provide services  to  Fund
shareholders.   The amounts of these payments  could  be  significant,  and  may create an incentive  for  the  financial  intermediaries  or  its  employees  or associated  persons  to  recommend  or  sell  Shares  of the Fund to you.  These payments  are not reflected in the fees and expenses listed  in  the  fee  table section of the Fund's prospectus because they are not paid by the Fund.
These payments  are negotiated and may be based on such factors as the number or value of Shares that  the financial intermediary sells or may sell; the value of client assets invested;  or the type and nature of services or support furnished
by the financial intermediary.   These  payments  may be in addition to payments
made by the Fund to the financial intermediary under  a  Rule  12b-1 Plan and/or shareholder  service fees arrangement.  You can ask your financial  intermediary for information  about  any  payments  it  receives  from  the  Distributor, the
Advisor,   their  affiliates,  or  the  Fund  and  any  services  the  financial intermediary  provides.  The SAI contains additional information on the types of additional payments that may be paid.
FINANCIAL HIGHLIGHTS

|FINANCIAL HIGHLIGHTS|
The financial highlights  table  that follows is intended to help you understand the Fund's financial performance for  the  past five fiscal years ended December
31.  Certain information reflects financial  results  for  a  single Fund Share.
The  total returns in the table represent the rate that an investor  would  have earned  or  lost  on  an  investment  in  the Fund (assuming reinvestment of all dividends and distributions).

This information has been derived from the  Fund's  financial statements, which, for the years ended December 31, 2006, 2005 and 2004,  has been audited by Ernst
& Young LLP, independent registered public accounting firm,  whose report, along with the Fund's financial statements, is included in the Fund's  Annual  Report, which is available upon request.  The information for years or periods ended  on or  before  December 31, 2003 has been audited by another independent registered public accounting firm.

1

                                                                          INVESTMENT A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                         YEAR ENDED DECEMBER 31
                                                           2006       2005        2004        2003       2002
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00       $1.00       $1.00      $1.00      $1.00
Net investment income                                        0.04        0.02        -(b)        -(b)      0.01
Distributions to shareholders from net investment income   (0.04)      (0.02)        -(b)        -(b)    (0.01)
NET ASSET VALUE, END OF PERIOD                              $1.00      $1.00       $1.00       $1.00      $1.00
TOTAL RETURN (A)                                            3.94%       2.13%       0.39%       0.24%     0.70%
Net expenses                                                1.07%       1.06%       0.95%       0.91%     1.06%
Net investment income                                       3.92%       2.11%       0.38%       0.24%     0.70%
Expense waiver reduction/reimbursement (d)                  0.00%       0.01%       0.13%       0.17%     0.00%
Net assets, end of period (in thousands)                 $406,510    $219,767    $217,570    $244,477  $292,379

   (a)Based on net asset value.
   (b)Amount is less than $0.01.
   (c)Payments  by  affiliates  had no impact on total return for the year ended
   December 31, 2001.
   (d)This voluntary expense decrease  is  reflected in both the expense and net investment income ratios.

2

An SAI dated May 1, 2007, is incorporated by reference into this prospectus.
Additional information about the Fund and its investments is contained in the
Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI,
Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-408-4682.

These documents and additional information about  the  Fund (including portfolio holdings, performance and distributions) are available on  The Huntington Funds'
website at www.huntingtonfunds.com.

For copies of Annual or Semi-Annual Reports, the SAI, current  yield information for the Fund, other information or for any other inquiries:

CALL 1-800-408-4682

WRITE
Liquid Green Account
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN 46206-6110

LOG ON TO THE INTERNET
The SEC's website, www.sec.gov, contains text-only versions of the  Trust's  and
Fund's documents.

CONTACT THE SEC
Call 1-202 551-8090 about visiting the SEC's Public Reference Room in Washington
DC  to  review  and  copy  information  about  the  Fund  (including  the  SAI).
Alternatively,   you   may   send   your   request  to  the  SEC  by  e-mail  at
publicinfo@sec.gov  or  by mail with a duplicating  fee,  to  the  SEC's  Public
Reference Section, 100 F Street, NE, Washington, DC 20549-0102.

Edgewood Services, Inc. is  the  Distributor  and  is  not  affiliated  with the
Advisor or Unified.

The Fund's Investment Company Act registration number is 811-5010

Cusip 446327108
G27718-01 (5/07)

3

[Logo of Huntington Funds]

Investor Guide

MAY 1, 2007

TRUST SHARES

HUNTINGTON FUNDS

Notice of Privacy Policy and Practices

The Huntington Funds recognize and respect the privacy concerns and expectations of our customers1. We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

The Huntington Funds collect and use your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

  Account applications and other forms -- which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;
  Account history -- including information about the transactions and balances in a customer’s account(s); and
  Correspondence -- written, telephonic or through the Huntington Funds website -- between a customer and the Huntington Funds or service providers to the Huntington Funds.

We may disclose all of the information described above to affiliated parties and to certain third parties who are not affiliated with the Huntington Funds under one or more of these circumstances:

  As authorized -- if you request or authorize the disclosure of the information.
  As permitted by law -- for example, sharing information with companies who maintain or service customer accounts for the Huntington Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.
  Under marketing agreements -- we may also share information with companies that perform marketing services on our behalf.

We maintain, and require all the Huntington Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about, our customers. We rely on the Huntington Funds’ transfer agent, in accordance with its policies and procedures, to appropriately dispose of our customers’ nonpublic personal information and to protect against its unauthorized access or use when we are no longer required to maintain this information. When information about the Huntington Funds’ customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Huntington Funds.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents.

1 For purposes of this notice, the terms “customer’’ or “customers’’ includes individuals who provide nonpublic personal information to the Huntington Funds, but do not invest in the Huntington Funds’ shares.

This is not part of the Prospectus

TRUST SHARES PROSPECTUS

Money Market Funds

Huntington Florida Tax-Free Money Fund

Huntington Money Market Fund

Huntington Ohio Municipal Money Market Fund

Huntington U.S. Treasury Money Market Fund

Equity Funds

Huntington Dividend Capture Fund

Huntington Growth Fund

Huntington Income Equity Fund

Huntington International Equity Fund

Huntington Macro 100 Fund

Huntington Mid Corp America Fund

Huntington New Economy Fund

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Huntington Real Strategies Fund

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Huntington Rotating Markets Fund

Huntington Situs Small Cap Fund

Income Funds

Huntington Fixed Income Securities Fund

Huntington Intermediate Government Income Fund

Huntington Michigan Tax-Free Fund

Huntington Mortgage Securities Fund

Huntington Ohio Tax-Free Fund

Huntington Short/Intermediate Fixed Income Securities Fund

MAY 1, 2007

[Logo of Huntington Funds]

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is unlawful.

The Huntington Funds

How to Read This Prospectus

The Huntington Funds (“Trust”) is a mutual fund family that offers different classes of shares in separate investment portfolios (“Funds”).

The Trust was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust operates 30 separate series, or mutual funds: 20 retail portfolios and 10 variable annuity portfolios. This Prospectus relates only to Trust Shares of retail portfolios. Separate prospectuses offer Investment A Shares and Investment B Shares of the retail portfolios, Interfund Shares of the Money Market Fund, and the variable annuity portfolios.

The Funds have various investment goals and strategies and are advised by professional portfolio managers at Huntington Asset Advisors, Inc. (“Advisor”), a subsidiary of The Huntington National Bank. This Prospectus gives you important information about Trust Shares (“Shares”) of the Funds that you should know before investing. Of the Funds in this Prospectus, all offer Trust Shares.

Please read this Prospectus and keep it for future reference. The Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Funds.

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Introduction

3

Fund Summary, Investment Strategy and Risks

Money Market Funds
4	Florida Tax-Free Money Fund	CUSIP: 446327603 Symbol: HFLXX
8	Money Market Fund	CUSIP: 446327207 Symbol: HFDXX
13	Ohio Municipal Money Market Fund	CUSIP: 446327405 Symbol: HFXXX
18	U.S. Treasury Money Market Fund	CUSIP: 446327801 Symbol: HTTXX
Equity Funds
23	Dividend Capture Fund	CUSIP: 446327645 Symbol: HDCTX
28	Growth Fund	CUSIP: 446327876 Symbol: HGWTX
33	Income Equity Fund	CUSIP: 446327850 Symbol: HIEFX
38	International Equity Fund	CUSIP: 446327611 Symbol: HIETX
45	Macro 100 Fund	CUSIP: 446327314 Symbol: HMTPX
51	Mid Corp America Fund	CUSIP: 446327546 Symbol: HMATX
57	New Economy Fund	CUSIP: 446327579 Symbol: HNETX
64	Real Strategies Fund	CUSIP: 446327272 Symbol: pending
73	Rotating Markets Fund	CUSIP: 446327538 Symbol: HRITX
82	Situs Small Cap Fund	CUSIP: 446327462 Symbol: HSUTX
Income Funds
90	Fixed Income Securities Fund	CUSIP: 446327769 Symbol: HFISX
96	Intermediate Government Income Fund	CUSIP: 446327728 Symbol: HMGIX
102	Michigan Tax-Free Fund	CUSIP: 446327785 Symbol: HMIIX
108	Mortgage Securities Fund	CUSIP: 446327835 Symbol: HMTGX
114	Ohio Tax-Free Fund	CUSIP: 446327819 Symbol: HOHTX
120	Short/Intermediate Fixed Income Securities Fund	CUSIP: 446327744 Symbol: HSIFX

Shareholder Information

125	Distribution of the Funds
126	Pricing Shares
129	Purchasing Shares
131	Exchanging Shares
132	Redeeming Shares
135	Portfolio Holdings Information

More About the Huntington Funds

136	Management of the Trust
140	Fees Paid To Advisor and Affiliates
142	Dividends and Distributions
143	Tax Consequences
144	Financial Information
154	Additional Investment Strategies
155	Investment Practices
166	Glossary of Investment Risks

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For more information about the Huntington Funds, please see the back cover of this Prospectus

This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Introduction

Each Fund is a mutual fund that issues shares. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own. Unless otherwise noted, each Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding Shares. Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees (“Trustees”).

The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its goal. A manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

Fund Summary, Investment Strategy and Risks

Florida Tax-Free Money Fund

Fund Summary

Investment Goal

To seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal

Investment Focus

Florida tax-free money market securities

Principal Investment Strategy

Invests in high-quality, short-term Florida tax-free securities

Share Price Volatility

Low

Investment Strategy

The Fund’s investment objective is to seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

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The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Florida Tax-Free Money Fund by investing substantially all of the Fund’s assets in short-term Florida tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Advisor. No more than 20% of the Fund’s annual income will be subject to the alternative minimum tax.

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In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund (currently between 35 and 80 days), and each individual security held and endeavors to diversify the portfolio’s holdings within Florida as much as possible. (Like all money market funds, the Fund’s dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

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For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.

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Florida tax-exempt securities are debt obligations which are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political subdivisions.

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On July 27, 2006, the Florida state intangibles tax was repealed, effective as of January 1, 2007. The Florida state intangibles tax was, subject to certain exceptions or exemptions, an annual tax based on the market value, as of January 1, of intangible personal property owned, managed or controlled by Florida residents or persons doing business in Florida. The legislation enacted to repeal the Florida intangibles tax declared the Florida legislature’s intent that all annual intangible personal property taxes imposed for calendar year 2006 and prior years shall remain in full force and effect, and that Florida will continue to assess and collect all intangibles taxes due for 2006 and prior years. As a result of the repeal of the Florida state intangibles tax, an investment in the Fund will not be subject to the Florida state intangibles tax. The Fund will continue to invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Shareholders of the Fund should consult their tax advisors regarding the consequences that the repeal of the Florida intangibles tax will have on their taxes and financial condition.

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For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Florida residents seeking income exempt from federal personal income tax

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Florida, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South America.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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	1 Year	5 Years	Since Class Inception*

Florida Tax-Free Money Fund -- Trust Shares
Returns before taxes	2.48%	1.02%	1.71%

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* Since January 6, 1999.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees†	0.30%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.38%

Total Annual Fund Operating Expenses	0.93%

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* Does not include any wire transfer fees, if applicable.

† The Advisor is entitled to receive a maximum fee of 0.30% of the Fund’s average daily net assets. This fee is subject to breakpoints as the Fund’s assets increase. See section entitled “Fees Paid to Advisor and Affiliates.”

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$95	$296	$515	$1,143

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Money Market Fund

Fund Summary

Investment Goal

To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus

High-quality, short-term debt securities

Principal Investment Strategy

Maximize current income while preserving capital

Share Price Volatility

Low

Investment Strategy

The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

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The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities, that are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund (currently between 25 and 60 days) and endeavors to diversify the portfolio across market sectors. (Like all money market funds, the Fund’s dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.) The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Short-term or risk-averse investors seeking our typically highest-yielding money market fund

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investment Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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	1 Year	5 Years	10 Years

Money Market Fund -- Trust Shares Returns before taxes	4.20%	1.67%	3.28%

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees†	0.28%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.29%

Total Annual Fund Operating Expenses	0.82%

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* Does not include any wire transfer fees, if applicable.

† The Advisor is entitled to receive a maximum fee of 0.30% of the Fund’s average daily net assets. This fee is subject to breakpoints as the Fund’s assets increase. See section entitled “Fees Paid to Advisor and Affiliates.”

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$84	$262	$455	$1,014

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Ohio Municipal Money Market Fund

Fund Summary

Investment Goal

To seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity

Investment Focus

Ohio tax-free money market securities

Principal Investment Strategy

Invests in high-quality, short-term Ohio tax-free securities

Share Price Volatility

Low

Investment Strategy

The Fund’s investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing substantially all of the Fund’s assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund (currently between 35 and 80 days), and endeavors to diversify the portfolio’s holdings within Ohio as much as possible. (Like all money market funds, the Fund’s dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Ohio residents seeking income exempt from federal and Ohio state personal income taxes

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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	1 Year	5 Years	10 Years

Ohio Municipal Money Market Fund -- Trust Shares
Returns before taxes	2.60%	1.13%	2.07%

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees†	0.30%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.30%

Total Annual Fund Operating Expenses	0.85%

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* Does not include any wire transfer fees, if applicable.

† The Advisor is entitled to receive a maximum fee of 0.30% of the Fund’s average daily net assets. This fee is subject to breakpoints as the Fund’s assets increase. See section entitled “Fees Paid to Advisor and Affiliates.”

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$87	$271	$471	$1,049

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U.S. Treasury Money Market Fund

Fund Summary

Investment Goal

To seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations

Investment Focus

U.S. Treasury obligations

Principal Investment Strategy

Invests exclusively in U.S. government obligations and repurchase agreements on such obligations

Share Price Volatility

Low

Investment Strategy

The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations. The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing substantially all of the Fund’s assets in short-term obligations of the U.S. government. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund. Because the Fund seeks a rating by an independent rating agency, it will seek to limit its dollar-weighted average maturity to 60 days or less. However, like all money market funds, this maturity range may extend up to 90 days if the Advisor deems it necessary. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.

Because the Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury obligations.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Highly risk averse investors seeking current income from a money market fund that invests primarily in U.S. Treasury obligations

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risk:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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	1 Year	5 Years	10 Years

U.S. Treasury Money Market Fund -- Trust Shares
Returns before taxes	4.12%	1.65%	3.18%

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.20%
Distribution Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.29%

Total Annual Fund Operating Expenses	0.74%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$76	$237	$411	$918

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Dividend Capture Fund

Fund Summary

Investment Goal

To seek total return on investment, with dividend income as an important component of that return

Investment Focus

U.S. common stocks and covered option positions relative to those stocks

Principal Investment Strategy

Attempts to identify stocks that pay dividends and hedge against adverse market swings

Share Price Volatility

Moderate

Investment Strategy

The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.

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To pursue its investment objective, the Fund invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor. The Advisor intends to invest in common stock, preferred stock, and REITs (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend). As a result, these dividends, as well as dividends paid by REITs, may not qualify for lower rates that apply to other “qualified investment income”.

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The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the issuer’s future prospects.

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Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. The Advisor considers fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive.

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The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor’s opinion, leaves little room for investor gain. The Advisor may eliminate a stock from the Fund’s portfolio if its long-term fundamentals become unfavorable.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors seeking capital appreciation with the potential for higher current income than the average stock fund

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- may underperform other kinds of investments or market averages.

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Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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	1 Year	5 Years	Since Class Inception*

Dividend Capture Fund -- Trust Shares
Returns before taxes	16.03%	10.39%	10.15%
Returns after taxes on distributions(1)	13.82%	8.62%	8.21%
Returns after taxes on distributions and sales of Trust Shares(1)	11.28%	8.25%	7.88%
S&P 500 (reflects no deduction for fees, expenses or taxes)(2)	15.79%	6.19%	4.09%
DCIB (reflects no deduction for fees, expenses or taxes)(3)	18.76%	10.73%	9.54%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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(3) The unmanaged DCIB is a custom, blended index comprised of the S&P 500/Citigroup Value Index (40%), Merrill Lynch Fixed Rate Preferred Index (40%) and S&P REIT Index (20%). This custom, blended index and its respective weightings are reflective of the Fund’s sector diversification. The S&P 500/Citigroup Value Index is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the value end of the growth-value spectrum. The Merrill Lynch Fixed Rate Preferred Index is a total return index comprised of fixed-rate preferred stock issues. The Standard & Poor’s REIT Composite Index is a capitalization-weighted index of 100 stocks designed to measure the performance of Real Estate Investment Trusts.

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* Since March 1, 2001.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.31%

Total Annual Fund Operating Expenses	1.31%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$133	$415	$718	$1,579

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Growth Fund

Fund Summary

Investment Goal

To seek to achieve long-term capital appreciation primarily through investing in equity securities

Investment Focus

Common stocks of medium to large companies

Principal Investment Strategy

Invests in companies offering above-average growth potential

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Advisor occasionally invests in established companies which it believes have temporarily depressed prices and present growth opportunities.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. The Advisor may also select companies based on a relative price to earnings growth methodology. The Advisor uses both qualitative and quantitative analysis in implementing these strategies. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of medium to large U.S. growth companies -- may underperform other types of stock investments or the market as a whole.

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Growth Stock Risk: The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

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Mid Cap Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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	1 Year	5 Years	10 Years

Growth Fund -- Trust Shares
Returns before taxes	8.36%	1.85%	5.61%
Returns after taxes on distributions(1)	6.18%	1.22%	4.71%
Returns after taxes on distributions and sales of Trust Shares(1)	8.26%	1.57%	4.68%
S&P 500 (reflects no deduction for fees, expenses or taxes)(2)	15.79%	6.19%	8.42%
S&P 500/Citigroup Growth (reflects no deduction for fees, expenses or taxes)(3)	11.01%	3.30%	7.13%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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(2) The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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(3) The S&P 500/Citigroup Growth is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the growth end of the growth-value spectrum. The Advisor has changed the benchmark index from S&P 500/Barra Growth to S&P 500/Citigroup Growth because the S&P 500/Barra Growth will be discontinued in 2006, and Standard & Poor’s will replace this growth style index with the S&P 500/Citigroup Growth.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.60%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.30%

Total Annual Fund Operating Expenses	1.15%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$117	$365	$633	$1,398

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Income Equity Fund

Fund Summary

Investment Goal

To seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities

Investment Focus

Common and preferred stocks

Principal Investment Strategy

Attempts to identify stocks that pay high dividends

Share Price Volatility

Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

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The Advisor focuses primarily on equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund’s total assets will be invested in income-producing equity securities. As an additional income source, the Advisor also may invest in investment-grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment-grade, also known as junk bonds (securities rated below BBB by Standard & Poor’s or Baa by Moody’s). The Advisor selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

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In addition to evaluating the current yield of a security, the Advisor considers dividend growth to be an important factor in selecting investments for the Fund. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase. The Advisor may seek to purchase a security that will generate dividends that are eligible for taxation at lower rates than other types of income at the shareholder level, but this will not be an investment strategy of the Fund.

Because the Fund contains “equity” in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes to this policy.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- may underperform other kinds of investments or market averages.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

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Risks Associated with Noninvestment-Grade Securities: Securities rated below investment-grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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	1 Year	5 Years	10 Years

Income Equity Fund -- Trust Shares
Returns before taxes	11.36%	6.54%	6.98%
Returns after taxes on distributions(1)	9.56%	5.03%	5.39%
Returns after taxes on distributions and sales of Trust Shares(1)	9.75%	5.28%	5.40%
S&P 500 (reflects no deduction for fees, expenses or taxes)(2)	15.79%	6.19%	8.42%
S&P 500/Citigroup Value (reflects no deduction for fees, expenses or taxes)(3)	20.80%	9.06%	9.28%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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(2) The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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(3) The S&P 500/Citigroup Value is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the value end of the growth-value spectrum. The Advisor has changed the benchmark index from S&P 500/Barra Value to S&P 500/Citigroup Value because the S&P 500/Barra Value will be discontinued in 2006, and Standard & Poor’s will replace this value style index with the S&P 500/Citigroup Value.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.60%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.30%

Total Annual Fund Operating Expenses	1.15%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$117	$365	$633	$1,398

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International Equity Fund

Fund Summary

Investment Goal

To seek total return

Investment Focus

Equity securities of companies based outside the United States

Principal Investment Strategy

Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. This investment objective may be changed by the Fund’s Trustees without shareholder approval.

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The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, and at least 65% of its assets in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a “bottom-up” approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.

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The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company’s price/earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company’s financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company’s current growth trends and potential catalysts for increased valuation, based on the company’s potential to add economic value to the enterprise.

The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price/earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund’s holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

With respect to the Fund’s investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Because the Fund contains equity in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes in this investment policy.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of foreign companies -- may underperform other kinds of investments or the market as a whole.

Currency Risks: Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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	1 Year	5 Years	Since Class Inception*

International Equity Fund -- Trust Shares
Returns before taxes	27.04%	15.36%	8.05%
Returns after taxes on distributions(1)	25.79%	14.98%	7.73%
Returns after taxes on distributions and sales of Trust Shares(1)	19.47%	13.52%	6.99%
MSCI-EAFE (reflects no deduction for fees, expenses or taxes)(2)	26.86%	15.43%	10.07%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The MSCI-EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America.

* Since March 1, 2001.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	1.00%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.32%

Total Annual Fund Operating Expenses	1.57%
Acquired Fund Fees & Expenses**	0.04%

Total Direct and Acquired Fund Annual Operating Expenses	1.61%

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* Does not include any wire transfer fees, if applicable.

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** Because the Fund invests in other Funds, it is a shareholder of those Acquired Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Acquired Funds. These expenses are deducted from the Acquired Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired Funds use their expense ratios for their most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired Funds, the amount of Fund's assets invested in Acquired Funds at any point in time, and the fluctuation of the expense ratios of the Acquired Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$164	$508	$876	$1,911

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Macro 100 Fund

Fund Summary

Investment Goal

To seek total return which consists of capital appreciation and income

Investment Focus

Common stocks of companies within the Standard & Poor’s 500 Index (“S&P 500”)

Principal Investment Strategy

Attempts to identify common stocks within the S&P 500 with the best potential for superior investment returns

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.

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The Fund’s Sub-Advisor (Laffer Investments, Inc.) pursues its investment objective by investing at least 80% of its assets in equity securities. Further, the Sub-Advisor pursues this objective by applying a “top down” approach to stock selection (analyzing the impact of economic trends before considering the performance of individual stocks). The Sub-Advisor evaluates broad macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. Macroeconomic information can include, but is not limited to, such factors as monetary, fiscal, incomes and trade policies. The strategy is based upon the quantitative and qualitative analysis of seven or more core economic models that, when combined, produce rankings of the S&P 500 companies. The Sub-Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund’s portfolio. The models analyze and evaluate, among others, company size, domestic company location, industry earnings forecasts, fiscal policy changes, global company location, interest rates changes and trade issues. The Fund will typically hold 100 securities. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of February 28, 2007, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $25.3 billion and the median market capitalization was approximately $72.4 billion. The smallest company in the S&P 500 had a market capitalization of $1.4 billion and the largest company had a market capitalization of $418 billion. The S&P 500 has a total market capitalization value of approximately $12.6 trillion. These capitalization values will change due to changes in the companies included in the S&P 500 and changes in their valuation. In connection with this strategy, the Fund may invest in the securities of companies with small market capitalizations (i.e., companies with a market capitalization of $500 million or less), to the extent that such companies are within the S&P 500.

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As a result of the Fund’s focus on macroeconomic strategy, it is not inherently biased towards any particular investment style (i.e. value or growth), but can be characterized from time to time as either, or a blend.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective. On an ongoing basis, the Sub-Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking to achieve total return

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of large capitalization companies within the S&P 500 -- may underperform other types of stock investments or the market as a whole.

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Growth Stock Risk: The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

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Value Stock Risk: Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Trust Shares for the first full calendar year that the Fund was in existence.

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	1 Year	Since Class Inception*

Macro 100 Fund -- Trust Shares
Returns before taxes	6.79%	8.90%
Returns after taxes on distributions(1)	6.25%	8.46%
Returns after taxes on distributions and sales of Trust Shares(1)	4.61%	7.55%
S&P 500 (reflects no deduction for fees, expenses or taxes)(2)	15.79%	11.78%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Since April 30, 2004.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Shareholder Service Fees	0.25%
Other Expenses	0.43%

Total Annual Fund Operating Expenses	1.43%
Acquired Fund Fees & Expenses**	0.02%

Total Direct and Acquired Fund Annual Operating Expenses	1.45%

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* Does not include any wire transfer fees, if applicable.

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** Because the Fund invests in other Funds, it is a shareholder of those Acquired Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Acquired Funds. These expenses are deducted from the Acquired Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired Funds use their expense ratios for their most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired Funds, the amount of Fund's assets invested in Acquired Funds at any point in time, and the fluctuation of the expense ratios of the Acquired Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$148	$459	$792	$1,735

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Mid Corp America Fund

Fund Summary

Investment Goal

To seek long-term capital appreciation by investing primarily in equity securities of mid cap companies

Investment Focus

Common stocks

Principal Investment Strategy

Attempts to identify companies with outstanding growth characteristics

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

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To pursue this objective, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (“RMCI”) or the Standard & Poor’s 400 Index (“S&P 400”). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of February 28, 2007, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $1.24 billion and the median market capitalization was approximately $4.4 billion. The companies in the RMCI had a total market capitalization range of approximately $863 million to $20.7 billion. As of February 28, 2007, the S&P 400 statistics were as follows: the average market capitalization of companies in the index was approximately $2.9 billion and the median market capitalization was approximately $2.7 billion. The companies in the S&P 400 had a total market capitalization range from approximately $479 million to $12.3 billion.

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In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both “growth” and “value” stocks. Factors the Advisor typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security. The Advisor will apply a “top down” strategy, with industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential. These programs analyze the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.

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The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above.

Because the Fund refers to the terms “America” and “Mid Corp” in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily small to mid cap companies -- may underperform other kinds of investments or market averages.

Mid Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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	1 Year	5 Year	Since Class Inception*

Mid Corp America Fund -- Trust Shares
Returns before taxes	8.09%	10.01%	9.32%
Returns after taxes on distributions(1)	7.81%	9.95%	9.24%
Returns after taxes on distributions and sales of Trust Shares(1)	5.64%	8.73%	8.13%
S&P 400 (reflects no deduction for fees, expenses or taxes)(2)	10.32%	10.89%	9.92%
RMCI (reflects no deduction for fees, expenses or taxes)(3)	15.26%	12.88%	10.75%
LMCCA (reflects no deduction for fees, expenses or taxes)(4)	12.22%	9.56%	8.07%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing the mid-range sector of the U.S. Stock Market.

(3) The unmanaged RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

(4) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

* Since March 1, 2001.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.31%

Total Annual Fund Operating Expenses	1.31%
Acquired Fund Fees & Expenses**	0.02%

Total Direct and Acquired Fund Annual Operating Expenses	1.33%

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* Does not include any wire transfer fees, if applicable.

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** Because the Fund invests in other Funds, it is a shareholder of those Acquired Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Acquired Funds. These expenses are deducted from the Acquired Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired Funds use their expense ratios for their most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired Funds, the amount of Fund's assets invested in Acquired Funds at any point in time, and the fluctuation of the expense ratios of the Acquired Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$135	$421	$729	$1,601

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New Economy Fund

Fund Summary

Investment Goal

To seek capital appreciation by investing significantly in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies

Investment Focus

Common stocks of companies engaged in advancing innovations in products, services or processes, frequently of a scientific or technological nature

Principal Investment Strategy

Long-term capital appreciation

Share Price Volatility

High

Investment Strategy

The Fund’s investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund attempts to invest in companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies. Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign companies.

“New economy” companies include those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.

The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate.

Screens based upon quantitative multifactor models are used in the security identification and selection process. Models rely upon price and earnings momentum variables, as well as valuation, liquidity and risk variables.

Sector weights reflect the ongoing sector weights of the Russell 3000 Growth Index benchmark, input from the Investment Policy Committee of The Huntington National Bank, and expectations of sector out-performance or under-performance derived from quantitative and other sources.

The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of companies focusing on technological and scientific advancements -- may underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.

Growth Stock Risk: The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

Mid/Small Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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	1 Year	5 Years	Since Class Inception*

New Economy Fund -- Trust Shares
Returns before taxes	9.18%	11.71%	10.20%
Returns after taxes on distributions(1)	7.91%	11.41%	9.93%
Returns after taxes on distributions and sales of Trust Shares(1)	7.65%	10.24%	8.93%
RUS3G (reflects no deduction for fees, expenses or taxes)(2)	9.46%	3.02%	0.66%
S&P 500 (reflects no deduction for fees, expenses or taxes)(3)	15.79%	6.19%	4.09%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The RUS3G measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(3) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Since March 1, 2001.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.85%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.33%

Total Direct Annual Fund Operating Expenses	1.43%
Acquired Fund Fees & Expenses**	0.02%

Total Direct and Acquired Fund Annual Operating Expenses	1.45%

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* Does not include any wire transfer fees, if applicable.

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** Because the Fund invests in other Funds, it is a shareholder of those Acquired Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Acquired Funds. These expenses are deducted from the Acquired Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired Funds use their expense ratios for their most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired Funds, the amount of Fund's assets invested in Acquired Funds at any point in time, and the fluctuation of the expense ratios of the Acquired Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$148	$459	$792	$1,735

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Real Strategies Fund

Fund Summary

Investment Goal

To seek total return consisting of capital appreciation and income

Investment Focus

Real estate investment trusts (“REITs”); publicly traded real estate or commodities partnerships; equity securities of real estate-related or commodities-related companies; and inflation-protected fixed income securities (“IPS”)

Principal Investment Strategy

Seeks to invest in real estate-related, commodities-related and inflation-protected investments based on global market and economic conditions

Share Price Volatility

High

Investment Strategy

The Fund’s objective is to seek total return consisting of capital appreciation and income. The Fund pursues this objective by making investments that have performed well relative to general U.S. stocks and bonds during periods of increased inflation. The Fund implements its strategy by investing in a combination of the following securities and related derivative contracts:

  REITs that own commercial or residential properties, timberlands and other real estate or that provide real estate financing;
  Publicly traded partnerships and trusts, including exchange traded commodity funds (“ETCFs”) and master limited partnerships (“MLPs”), that (1) invest in real estate or commodities, or in derivative contracts for real estate, commodities or related indices, or (2) conduct real estate-related or commodities-related businesses;
  Equity securities issued by corporations engaged in real estate-related or commodities-related businesses, index-based securities and investment companies that invest in such equity securities, and other securities representing interests in cash flows or returns from real estate or commodities; and
  IPS issued by U.S. and non-U.S. governments, their agencies or instrumentalities and by corporations that are structured to provide protection against inflation, and other fixed income securities that historically have provided protection against inflation.

For purposes of this investment strategy, commodities include any physical good used principally in the manufacture or production of products, or the construction of facilities, including without limitation, agricultural products, minerals and energy. The Fund will treat a good as a commodity after it has been harvested or extracted, and after it has been processed or manufactured into another form. For example, the Fund will treat iron ore deposits, extracted iron ore, iron, and steel manufactured from iron as commodities, but will not treat cars, airplanes, buildings or other finished goods constructed with steel as commodities.

In addition, an issuer is “real estate-related” if it engages primarily in the business of (1) acquiring, developing, managing or financing real estate or (2) providing goods, equipment or services to companies engaged in such businesses. For example, a company that builds and manages commercial properties would be engaged in a real estate-related business, as would a company that manufactures equipment used primarily in building construction. An issuer is “commodities-related” if it engages primarily in the business of (1) growing, harvesting, transporting, processing or selling crops (including timber) or livestock, (2) finding, extracting, transporting, refining, manufacturing or selling minerals, (3) generating, transporting or selling electricity, or (4) providing goods, equipment or services to companies engaged in any of the foregoing businesses. For example, a company that mines and processes ore would be engaged in a commodities-related business, as would a company that manufactures mining equipment. Companies that engage primarily in a combination of the foregoing businesses will also be treated as real estate-related or commodities-related.

The Adviser bases the Fund’s investment strategy on its evaluation of the current and expected market conditions for real estate and commodities, and its outlook for inflation in the United States. For example, when the Adviser believes there may be a favorable increase in demand for real estate in a particular market, the Fund may seek to invest in REITs and MLPs that hold real estate related investments in that market, and in other companies engaged in real estate-related businesses in that market. The Fund will generally sell such investments when the Adviser concludes that demand for real estate in the related market will probably decline. However, there is no assurance that a particular market will perform as expected or that the Adviser’s analysis will incorporate all relevant information.

The Adviser also will analyze the current and expected global supply and demand for commodities. When the Adviser believes that global market conditions favor higher prices for a commodity, the Fund may seek to hold equity securities issued by ETCFs and MLPs that invest in the commodity, either directly or through derivative contracts for the commodity or an index that includes the commodity. The Fund also may seek to invest in equity securities issued by other companies engaged in businesses related to the commodity. The Fund will generally sell such investments when the Adviser concludes that market conditions no longer favor higher prices for the commodity.

Under ordinary market conditions, the Fund will hold IPS to the extent that the Adviser cannot find more favorable real estate-related and commodities-related investment opportunities. IPS will include U.S. Treasury Inflation-Protected Securities (“TIPS”), as well as other U.S. dollar denominated fixed income securities issued by U.S. government agencies and instrumentalities or corporations, and derivatives contracts, with inflation protection provisions (including adjustable interest rates).

The fixed income securities selected by the Advisor are: (i) rated investment grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these fixed income securities will have remaining maturities of no more than 10 years.

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The Fund is not limited as to the minimum or maximum amount of its assets it may invest in real estate-related, commodities-related or inflation-protected investments, or in any combination thereof. In addition, the Fund’s investment strategy may result in investment of more than 25% of its portfolio in certain business sectors (such as energy or mining) or in certain geographic regions or countries.

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The Fund may invest in securities issued by U.S. and foreign governments and companies, and in securities denominated in foreign currencies. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time-to-time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Long-term investors seeking to reduce the effects of inflation on their investments or increase diversification with investments that historically are less correlated with U.S. stocks and bonds

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- real estate-related, commodities-related and inflation-protected securities -- may underperform other kinds of investments or market averages.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

Agriculture Risks: The Fund’s investments in agriculture-related companies are subject to the same risks as direct investments in agricultural commodities. Agricultural commodity prices rise and fall in response to many factors, including: drought, floods, weather, diseases, embargoes, tariffs and international economic, political and regulatory developments. These factors could lead to significant and rapid fluctuations in the value of ETCFs investing in agricultural commodities or in derivative contracts for agricultural commodities. Fluctuations in prices for agricultural commodities also may affect indirectly the value of companies whose businesses depend upon or otherwise relate to such agricultural commodities.

Concentration Risk: When a Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on these Funds.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Currency Risks: Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds. Therefore, Fund performance can be affected significantly by the performance of one or a small number of issuers.

Energy Risks: To the extent that the Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

Inflation-Protected Securities Risks: While IPS adjust in response to inflation as measured by a specific price index, the value of these securities generally may still decline in response to an increase in real interest rates. Real interest rates are measured by subtracting the expected rate of inflation from the nominal interest rate of fixed income securities. The value of IPS may also fall if there is a decline in the price index (deflation), which generally will reduce any previous adjustments made to the IPS. IPS may also underperform other fixed income securities if inflationary expectations exceed the rate of inflation measured by the price index.

In addition, any increase in principal value of an IPS caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code. Also, to the extent that the Fund invests in IPS, income distributions are more likely to fluctuate. There is no assurance that the rate of inflation measured by the relevant price index will correspond to the inflation experienced by an investor.

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Interest Rate Risk: Prices of fixed income securities and mortgage REITs rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

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Mid/Small Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Mineral and Mining Risks: The Fund’s investments in mineral or mining-related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals and minerals. These factors could lead to significant and rapid fluctuations in the value of mining companies and ETCFs investing in mineral commodities or in derivative contracts for mineral commodities. Fluctuations in prices for mineral commodities also may affect indirectly the value of other companies whose businesses depend upon or otherwise relate to such mineral commodities.

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Real Estate/REIT Risk: The Fund’s investments in REITs, MLPs and other companies that invest in or manage real estate are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs and MLPs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.44%

Total Direct Annual Fund Operating Expenses	1.44%
Acquired Fund Fees & Expenses**	0.16%

Total Direct and Acquired Fund Annual Operating Expenses	1.60%

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* Does not include any wire transfer fees, if applicable.

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** Because the Fund invests in other Funds, it is a shareholder of those Acquired Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Acquired Funds. These expenses are deducted from the Acquired Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired Funds are estimates based on anticipated asset levels of the Fund and its intended allocation of assets in Acquired Funds using their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Funds, the availability of Acquired Funds, the amount of Fund assets invested in Acquired Funds at any point in time, and the fluctuation of the expense ratios of the Acquired Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years

Trust Shares	$163	$505

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Rotating Markets Fund

Fund Summary

Investment Goal

To seek capital appreciation

Investment Focus

Common stocks and index-based securities

Principal Investment Strategy

Attempts to rotate investments to the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek capital appreciation. The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and global) as determined by the Fund’s Advisor to offer the greatest potential for capital appreciation in a given market environment.

Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 80% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days advance notice before changing its 80% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and global equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another equity market segment is more favorable given the current market environment.

Index-based securities are exchange-traded funds that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, S&P 500, or the NASDAQ-100 Index.

The following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

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The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index. As of February 28, 2007, the Russell 2000 Index statistics were as follows: the average market capitalization of companies in the index was approximately $1.24 billion and the median market capitalization was approximately $652 million. The companies in the index had a total market capitalization range of approximately $74 million to $3.7 billion.

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The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index. As of February 28, 2007, the Russell Midcap Index statistics were as follows: the average market capitalization of companies in the index was approximately $8.7 billion and the median market capitalization was approximately $4.4 billion. The companies in the index had a total market capitalization range of approximately $863 million to $20.7 billion.

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The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500. As of February 28, 2007, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $25.3 billion and the median market capitalization was approximately $12.4 billion. The S&P 500 has a total market capitalization value of approximately $12.6 trillion.

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The global market segment comprises companies that are based throughout the world, including the United States. When invested in the global market segment, the Fund’s investment (either directly or through the ownership of index-based securities) in equity stocks issued by companies based outside the United States will typically fluctuate between 40% and 60% of its assets.The global market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the global market due to the diverse array of foreign countries and economies.

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For a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of the market segment selected by the Advisor -- may underperform other kinds of investments or market averages.

Mid/Small Company Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

Energy Risks: To the extent that the Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Foreign Custodial Services and Related Investment Costs: Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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	1 Year	5 Years	Since Class Inception*

Rotating Markets Fund -- Trust Shares
Returns before taxes	19.56%	9.00%	5.89%
Returns after taxes on distributions(1)	19.13%	8.88%	5.79%
Returns after taxes on distributions and sales of Trust Shares(1)	13.28%	7.82%	5.09%
S&P 500 (reflects no deduction for fees, expenses or taxes)(2)	15.79%	6.19%	4.05%**

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Since May 1, 2001.

** Since April 30, 2001.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.40%

Total Direct Annual Fund Operating Expenses	1.15%
Acquired Fund Fees & Expenses**	0.48%

Total Direct and Acquired Fund Annual Operating Expenses	1.63%

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* Does not include any wire transfer fees, if applicable.

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** Because the Fund invests in other Funds, it is a shareholder of those Acquired Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Acquired Funds. These expenses are deducted from the Acquired Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired Funds use their expense ratios for their most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired Funds, the amount of Fund's assets invested in Acquired Funds at any point in time, and the fluctuation of the expense ratios of the Acquired Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$166	$514	$887	$1,933

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Situs Small Cap Fund

Fund Summary

Investment Goal

To seek long-term capital appreciation

Investment Focus

Diversified portfolio of equity securities of small capitalization companies

Principal Investment Strategy

Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of small capitalization companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment grade at the time of investment.

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Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities of small capitalization companies. Small capitalization companies are defined as those companies with a market capitalization, at the time of investment, that is included in the S&P Small Cap 600 Index (as of February 28, 2007, the smallest company in the index had a market capitalization of $62 million, the largest company had a market capitalization of $3.6 billion and the weighted average market capitalization was $976 million). Up to 20% of the Fund’s assets may be invested in equity securities of mid- to large-capitalization companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the “Investment Practices” section.

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In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking small cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both “growth” and “value” stocks. The Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

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The Advisor applies a “top down” strategy in stock selection to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund’s foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

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The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Because the Fund refers to equity securities of small capitalization companies in its name, the Fund will normally invest at least 80% of its assets in equity securities of small capitalization companies and will notify shareholders at least 60 days in advance of any changes in this investment policy.

The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Small Company Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily smaller companies in both domestic and foreign markets -- may underperform other kinds of investments or market averages.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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	1 Year	Since Class Inception*

Situs Small Cap Fund -- Trust Shares
Returns before taxes	10.73%	20.93%
Returns after taxes on distributions(1)	9.81%	20.48%
Returns after taxes on distributions and sales of Trust Shares(1)	8.18%	18.45%
S&P 600 (reflects no deduction for fees, expenses or taxes)(2)	15.12%	20.56%
S&P 500 (reflects no deduction for fees, expenses or taxes)(3)	15.79%	16.01%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 600 generally represents all major industries in the small-cap range of the U.S. stock market.

(3) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Since September 30, 2002.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.38%

Total Direct Annual Fund Expenses	1.38%
Acquired Fund Fees & Expenses**	0.02%

Total Direct and Acquired Fund Annual Operating Expenses	1.40%

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* Does not include any wire transfer fees, if applicable.

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** Because the Fund invests in other Funds, it is a shareholder of those Acquired Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Acquired Funds. These expenses are deducted from the Acquired Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired Funds use their expense ratios for their most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired Funds, the amount of Fund's assets invested in Acquired Funds at any point in time, and the fluctuation of the expense ratios of the Acquired Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$143	$443	$766	$1,680

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Fixed Income Securities Fund

Fund Summary

Investment Goal

To seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years

Investment Focus

U.S. government obligations, corporate debt securities, mortgage-backed securities

Principal Investment Strategy

Focuses on investment-grade fixed income securities that produce a high level of income

Share Price Volatility

Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. Within these parameters, the Advisor focuses on securities which offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

The Fund intends to invest in the securities of GSEs. Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment Risk: Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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	1 Year	5 Years	10 Years

Fixed Income Securities Fund -- Trust Shares
Returns before taxes	3.74%	4.14%	5.19%
Returns after taxes on distributions(1)	2.36%	2.66%	3.17%
Returns after taxes on distributions and sales of Trust Shares(1)	2.40%	2.67%	3.18%
LBGCBI (reflects no deduction for fees, expenses or taxes)(2)	3.78%	5.17%	6.26%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged LBGCBI is comprised of all bonds that are investment grade Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s. Issues must have at least one year to maturity.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.31%

Total Annual Fund Operating Expenses	1.06%


* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$108	$337	$585	$1,294


Intermediate Government Income Fund

Fund Summary

Investment Goal

To seek to provide investors with a high level of current income

Investment Focus

U.S. government obligations, mortgage backed securities

Principal Investment Strategy

Focuses on U.S. government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income

Share Price Volatility

Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to provide investors with a high level of current income.

The Advisor invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in U.S. government securities. The Fund will maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

The Fund intends to invest in the securities of GSEs. Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (“CMOs”), whose income is generated by payments of principal and interest on pools of mortgage loans.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Prepayment Risk: Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Reinvestment Risk: As prepayment increases as a result of lower interest rates, the proceeds from maturing mortgage-related securities will be reinvested at lower interest rates, thus reducing income.

Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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	1 Year	5 Years	10 Years

Intermediate Government Income Fund -- Trust Shares(1)
Returns before taxes	3.51%	3.62%	5.03%
Returns after taxes on distributions(2)	2.13%	2.20%	3.18%
Returns after taxes on distributions and sales of Trust Shares(2)	2.26%	2.26%	3.16%
LBIGC (reflects no deduction for fees, expenses or taxes)(3)	4.08%	4.53%	5.81%
MLTA 1-10 (reflects no deduction for fees, expenses or taxes)(4)	3.86%	3.83%	5.43%

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(1) Performance data includes the performance of the FMB Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on April 13, 1998.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The unmanaged LBIGC is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.

(4) The unmanaged MLTA 1-10 tracks the current 10-year Treasury securities.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.33%

Total Annual Fund Operating Expenses	1.08%


* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


	1 Year	3 Years	5 Years	10 Years

Trust Shares	$110	$343	$595	$1,317


Michigan Tax-Free Fund

Fund Summary

Investment Goal

To seek to provide investors with current income exempt from both federal and Michigan personal income taxes

Investment Focus

Michigan municipal securities

Principal Investment Strategy

Invests primarily in investment-grade Michigan municipal securities

Share Price Volatility

Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to provide investors with current income exempt from both federal and Michigan personal income taxes.

As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax. In addition, at least 80% of the Fund’s annual income will be exempt from the AMT. The securities selected by the Advisor are (i) rated investment-grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. The securities selected by the Advisor for investment will have remaining maturities of no more than 15 years and the Fund’s anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Michigan as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Michigan personal income taxes.

Michigan tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Michigan personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Michigan residents seeking income exempt from federal and state income taxes.

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Michigan, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Michigan is principally dependent upon three sectors: manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment Risk: Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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	1 Year	5 Years	10 Years

Michigan Tax-Free Fund -- Trust Shares(1)
Returns before taxes	2.52%	3.18%	3.89%
Returns after taxes on distributions(2)	2.52%	3.13%	3.81%
Returns after taxes on distributions and sales of Trust Shares(2)	2.55%	3.11%	3.83%
LB7MBI (reflects no deduction for fees, expenses or taxes)(3)	3.98%	4.89%	5.22%

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(1) Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on April 13, 1998.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The unmanaged LB7MBI is comprised of intermediate-term, investment-grade tax-exempt bonds with maturities between six and eight years.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.54%

Total Annual Fund Operating Expenses	1.29%


* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


	1 Year	3 Years	5 Years	10 Years

Trust Shares	$131	$409	$708	$1,556


Mortgage Securities Fund

Fund Summary

Investment Goal

To seek to achieve current income

Investment Focus

Mortgage-related securities, including mortgage Real Estate Investment Trusts (“REITs”)

Principal Investment Strategy

Invests in mortgage-related securities, including mortgage REITs

Share Price Volatility

Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as CMOs, whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code. The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

Because the Fund refers to mortgage in its name, the Fund will normally invest at least 80% of its assets in mortgage-related securities, and the Fund will notify shareholders at least 60 days in advance of any changes in this policy.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment Risk: Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities. Prepayment Risk, Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.

Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to change in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee any made incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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	1 Year	5 Years	10 Years

Mortgage Securities Fund -- Trust Shares
Returns before taxes	6.06%	5.68%	6.24%
Returns after taxes on distributions(1)	4.60%	4.23%	4.28%
Returns after taxes on distributions and sales of Trust Shares(1)	4.04%	4.01%	4.13%
LBMBSI (reflects no deduction for fees, expenses or taxes)(2)	5.22%	4.85%	6.16%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged LBMBSI is generally representative of the mortgage-backed securities market as a whole.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.35%

Total Annual Fund Operating Expenses	1.10%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$112	$350	$606	$1,340

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Ohio Tax-Free Fund

Fund Summary

Investment Goal

To seek to provide current income exempt from federal income tax and Ohio personal income taxes

Investment Focus

Ohio municipal securities

Principal Investment Strategy

Invests primarily in investment-grade Ohio municipal securities

Share Price Volatility

Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes.

The Advisor invests substantially all of the assets of the Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. Additionally, the Fund will not invest in securities which generate income treated as a preference item for federal AMT purposes. The securities selected by the Advisor are (i) rated investment-grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these securities will have remaining maturities of no more than 15 years and the Fund’s anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Ohio residents seeking income exempt from federal and state income taxes

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment Risk: Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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	1 Year	5 Years	10 Years

Ohio Tax-Free Fund -- Trust Shares
Returns before taxes	2.59%	3.28%	3.81%
Returns after taxes on distributions(1)	2.59%	3.20%	3.74%
Returns after taxes on distributions and sales of Trust Shares(1)	2.67%	3.23%	3.78%
LB7MBI (reflects no deduction for fees, expenses or taxes)(2)	3.98%	4.89%	5.22%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged LB7MBI comprises intermediate-term, investment-grade bonds with maturities between six and eight years.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.42%

Total Annual Fund Operating Expenses	1.17%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$119	$372	$644	$1,420

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Short/Intermediate Fixed Income Securities Fund

Fund Summary

Investment Goal

To seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years

Investment Focus

U.S. government obligations and investment-grade corporate debt securities

Principal Investment Strategy

Focuses on fixed income securities with maturities of less than 5 years that produce a high level of income.

Share Price Volatility

Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.

The Advisor invests primarily in corporate debt and U.S. government securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

The Fund intends to invest in the securities of U.S. GSEs. Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Investors willing to accept the risk of a low to moderate amount of fluctuation of their investment for the benefit of a higher total return

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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	1 Year	5 Years	10 Years

Short/Intermediate Fixed Income Securities Fund -- Trust Shares
Returns before taxes	3.70%	2.67%	4.24%
Returns after taxes on distributions(1)	2.58%	1.50%	2.46%
Returns after taxes on distributions and sales of Trust Shares(1)	2.39%	1.58%	2.51%
ML1-5YGC (reflects no deduction for fees, expenses or taxes)(2)	4.24%	3.71%	5.32%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.

(2) The unmanaged ML1-5YGC is an index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 4.99 years.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.32%

Total Annual Fund Operating Expenses	1.07%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$109	$340	$590	$1,306

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Shareholder Information

Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

Choosing a Share Class

The Funds listed in this Prospectus offer different classes of Shares, each of which has different expenses and other characteristics. One class of Fund Shares -- Trust Shares-- is offered in this Prospectus. Three other classes of Fund Shares -- Investment A Shares and Investment B Shares of the Funds, and Interfund Shares of the Money Market Fund -- are offered in separate Prospectuses. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of Trust Shares:

Trust Shares

  No sales charges.
  No Distribution (Rule 12b-1) fees
  Available only to fiduciary, advisory, agency and other similar clients of The Huntington National Bank, its affiliates or correspondent banks as well as customers of third party financial institutions.

For the actual past expenses of the Trust Shares, see the individual Fund profiles earlier in this Prospectus.

All of the Funds also offer Investment A Shares, certain of the Funds offer Investment B Shares, and the Money Market Fund offers Interfund Shares. Each of these classes has its own expense structure. Investment A and Investment B Shares are available to investors who are not otherwise eligible for Trust Shares. Interfund Shares are available only for purchase by the Funds.

Distribution of the Funds

Edgewood Services, Inc. (“Distributor”), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds.

Shareholder Services

The Trust has entered into an agreement with Huntington Bank under which Huntington Bank is entitled to receive a shareholder services fee of up to 0.25% of the average daily NAV of Trust Shares of each Fund for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, and communicating or facilitating purchases and redemptions of Shares.

Additional Payments To Financial Intermediaries

The Distributor, the Advisor and their affiliates may pay out of their own profits and reasonable resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ Prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Funds and any services the financial intermediary provides. The Funds’ Statement of Additional Information (“SAI”) contains additional information on the types of additional payments that may be paid.

Pricing Shares

The price at which the Funds will offer or redeem Shares is the NAV per Share next determined after the order is considered received. The Funds do not assess any front end or contingent deferred sales charges. However, consult your financial institution to determine if there are additional fees or charges that are separately assessed when purchasing, exchanging or redeeming Shares. The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method.

In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. Government obligations held by the Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available. In such situations, the Trust’s sub-financial administrator may request that the Trust’s Pricing Committee, as described herein, make its own fair value determination.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange (“NYSE”), which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the Situs Small Cap Fund and the Real Strategies Fund may invest some of their assets in foreign securities, they also may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

The Trust calculates the NAV per share for each of the Funds (other than the Money Market Funds) as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The Trust calculates the NAV per share for each Money Market Fund twice a day, as follows: at 10:30 a.m. Eastern Time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund; at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund; and as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) for each Money Market Fund, on each day that the NYSE is open.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Trust at (800) 253-0412, if you have any questions about purchasing Shares.

The Funds are open for business on any day the NYSE is open, except for Columbus Day and Veterans’ Day. The Funds are closed on the following NYSE holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Purchasing Shares

You may purchase Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed under “Pricing Shares” above. You may purchase Shares of all the Income Funds and Equity Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

What Shares Cost

Money Market Funds

Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, if your order is received by the Trust or its designated agent before 1:00 p.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. With regard to investments in the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, if your order is received by the Trust or its designated agent before 10:30 a.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. Investments in the money market funds made by check, Automated Clearing House (“ACH”) or Systematic Investment Program (“SIP”) will begin earning dividends when the payment is converted to federal funds (normally the next business day).

All Other Funds

Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent.

In order to purchase Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment in good federal funds within three (3) business days.

Notes About Purchases

The Trust reserves the right to suspend the sale of Shares of any of the Funds temporarily and the right to refuse any order to purchase Shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within three (3) business days, or your check does not clear, it may cancel the purchase and you may be liable for any losses to the Funds. In addition, you will be liable for any losses or fees incurred by the Trust or its transfer agent in connection with the transaction.

The Funds may limit the amount of purchases and refuse to sell Shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds. Checks must be made payable to the Funds in U.S. dollars and drawn on a U.S. bank. The Funds and their servicing agent reserve the right to refuse any specific purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

How to Buy Trust Shares

1. Minimum investment requirements:

  $1,000 for initial investments outside the Systematic Investment Program (“SIP”)
  $500 for subsequent investments
  $50 for initial and subsequent investments through the SIP

2. Call

  Your Huntington Account Administrator
  Your Investment Professional

3. Make Payment

  By check payable to the applicable Fund -- Trust Shares to:

The Huntington Funds
P.O. Box 6110
Indianapolis, IN 46206-6110

Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.

(The Trust will treat your order as having been received once the Trust receives your check.)

OR

  By Federal funds wire to:

Huntington National Bank NA
ABA #044000024
Huntington Fund
Account #01892228947
Shareholder Name
Shareholder Account Number

(The Trust will treat your order as having been received immediately upon receipt by its transfer agent)

OR

  Through the SIP (Once you become a participant in SIP, your investments will be made automatically at your requested intervals)

Other methods of acceptable payment are discussed in the SAI.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Systematic Investment Program (“SIP”)

You may invest on a regular basis in Shares of one or more Funds through the SIP. To participate, you must open an account with the Trust by calling (800) 253-0412, request and complete an application, and invest at least $50 at periodic intervals.

Once you have signed up for the SIP, the Trust will automatically withdraw money from your bank account and invest it in Trust Shares of the Fund you specify. Your participation in the SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

Exchanging Shares

Money Market Funds

On any business day when the Federal Reserve Bank, the NYSE, and the principal bond markets are open, you may exchange Trust Shares of the Funds for Trust Shares of any other Fund offering such shares and as discussed under “Pricing Shares.”

All Other Funds

On any business day when both the Federal Reserve Bank and the NYSE are open, you may exchange Trust Shares of all other Funds for the same class of Trust Shares of any other Fund.

Additional Information

In order to exchange Shares of a Fund on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) that day.

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days prior notice. However, the Fund’s management or Advisor may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds. (See “Frequent Trading Policies”)

An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss.

The SAI contains more information about exchanges.

How to Exchange Shares

1. Satisfy the minimum account balance requirements

  You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.

2. Call (You must have completed the appropriate section on your account application)

  The Huntington Funds at (800) 253-0412
  The Huntington Investment Company at (800) 322-4600
  Your Huntington Account Administrator
  Your Investment Professional

OR

Write

The Huntington Funds
P.O. Box 6110
Indianapolis, IN 46206-6110

3. Provide the required information

  Specify that you are exchanging OUT OF Trust Shares of the designated Fund.
  Your account number
  The name and address on your account (account registrations must be identical)
  The dollar amount or number of Shares to be exchanged
  Name of the Fund into which you wish to make the exchange (exchange INTO)
  Your signature (for written requests)

(For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a New Technology Medallion Signature Guarantee in order to make an exchange.)

Redeeming Shares

Money Market Funds

You may redeem Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets are open, and as discussed under “Pricing of Shares” above.

All Other Funds

You may redeem Shares of all other Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

How to Redeem Trust Shares

1. Call (You must have completed the appropriate section on your account application)

  The Huntington Funds at (800) 253-0412;
  The Huntington Investment Company at (800) 322-4600; or
  Your Huntington Account Administrator.
  Your Investment Professional

OR

Write

The Huntington Funds
P.O. Box 6110
Indianapolis, IN 46206-6110

2. Provide the required information

The name of the Fund from which you wish to redeem Shares

  Your account number
  The name and address on your account
  Your bank’s wire transfer information (for wire transfers)
  The dollar amount or number of Shares you wish to redeem
  Your signature (for written requests)

(If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust, or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a New Technology Medallion Signature Guarantee in order to redeem.)

Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

Additional Information

In order to redeem Shares of the Income Funds or Equity Funds on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. In addition, you will not receive dividends declared on the day of the redemption. For Money Market Fund shareholders who request redemptions after the cut-off times mentioned above and for shareholders of the Income Funds or Equity Funds, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined, in which case you will be entitled to receive dividends declared on the day of redemption. Redemption requests made through The Huntington Investment Company or a Huntington Account Administrator will be promptly submitted to the Trust. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder’s address of record.

Systematic Withdrawal Program

You may choose to receive periodic payments from redemptions of Trust Shares of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Program by calling the Trust, The Huntington Investment Company or your Account Administrator, the Trust will automatically redeem shares from your account and electronically send the proceeds to the bank account you specify.

Telephone Transactions

If you authorized telephone transactions by completing the appropriate paperwork with the Funds and your investment professional, you are eligible to call to redeem or exchange Shares. Your telephone instructions may be recorded to verify that the Fund, its transfer agent and/or your investment professional follows reasonable procedures. Otherwise, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Redemption of Accounts with Balances Under $1,000

Due to the high cost of maintaining accounts with low balances, if your Trust Shares account balance in any one Fund falls below $1,000, the Trust may choose to redeem those shares and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund’s NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

Other Information

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.

Frequent Trading Policies

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in a Fund’s NAV.

The Funds’ Trustees have approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds’ Shares. The Funds’ fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “Pricing Shares.” The Funds also monitor trading in Shares in an effort to identify disruptive trading activity. The Funds monitor trades where there is a purchase and redemption or exchange of similar amount into and out of the Funds within a period of 45 days. The Funds may also monitor trades into and out of the Funds over periods longer than 45 days. Whether or not the specific monitoring limits are exceeded, the Funds’ management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. The Funds’ management and Advisor may also take action to limit or suspend further trading by a financial intermediary if it is deemed to be engaged in excessive trading and/or does not cooperate satisfactorily with requests for details about trading activity. No matter how the Funds define their limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance. Also, it is possible that frequent trading may occur in the Funds without being identified because certain investors may seek to hide their identity or trading activity, or there may be operational or technical limitations that limit the Funds’ ability to monitor and restrict frequent trading.

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The Funds’ objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held.

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The Advisor will provide to the Funds’ Trustees a quarterly report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.

Money Market Funds

Given the short-term nature of the Money Market Funds’ investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Funds do not anticipate that, in the normal case, frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds’ policies or procedures to discourage frequent or short-term trading do not apply to the Money Market Funds’ Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging Shares of the Money Market Funds and other non-Money Market Funds if the Funds’ management or Advisor determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.

Portfolio Holdings Information

You can access summary portfolio composition information concerning each Fund’s portfolio holdings in the “Fund Fact Sheets” option under the “Fund Shareholders” or “Prospective Investors” pages of the Huntington Funds’ website at www.huntingtonfunds.com. This information is prepared as of the end of each quarter, is posted on the website approximately 30 days after the end of the quarter, and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change: identification of the Funds’ top ten holdings, and percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable.

More About the Huntington Funds

In addition, the Funds’ Annual and Semi-Annual reports contain complete listings of the Funds’ portfolio holdings as of the end of the Funds’ second and fourth fiscal quarters. You may obtain copies at www.huntingtonfunds.com or by calling 1-800-253-0412. Each Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Funds’ first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of each Fund’s portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov, or you may request a copy by calling the Huntington Funds at 1-800-253-0412. These reports on Form N-Q and the Funds’ Annual and Semi-Annual reports are also posted on the Funds’ website at www.huntingtonfunds.com.

Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor

Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

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The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to the Huntington Funds. As of December 31, 2006, the Advisor had assets under management of $[4.1] billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

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The Huntington National Bank is an indirect, wholly-owned subsidiary of HBI, a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2006, The Huntington National Bank had assets of $36 billion.

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Subject to the supervision of the Advisor, the assets of the Macro 100 Fund are managed on a daily basis by the Sub-Advisor, Laffer Investments, Inc. (Laffer Investments), a portfolio management company. The Sub-Advisor is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2909 Poston Avenue, 2nd Floor, Nashville, TN 37203. Laffer Investments has been managing mutual funds since 2004 and managing client assets since 2000. Laffer Investments leverages the research capabilities of its research partner, Laffer Associates, which has a 24-year track record of developing, testing and refining successful investment methodologies, research and models exclusively for the asset management industry. As of December 31, 2006, Laffer Investments managed more than $481 million in assets for corporate ERISA, corporate, foundation and endowment clients.

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The Advisor has designated the following as Portfolio Managers. Included is their business experience for the last five years.

Kirk Mentzer and B. Randolph Bateman are jointly and primarily responsible for the day-to-day management of the Dividend Capture Fund. Mr. Mentzer is responsible for research, security selection and construction of the Dividend Capture Fund’s portfolio. Mr. Bateman collaborates with Mr. Mentzer on making tactical changes in the strategic direction of the Dividend Capture Fund, and he monitors the portfolio’s daily transactions.

Mr. Mentzer has served as a Co-Portfolio Manager of the Dividend Capture Fund since 2001 and Portfolio Manager of the Fixed Income Securities Fund since 2000. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000 and serves as Senior Vice President. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Mr. Bateman has served as a Co-Portfolio Manager of the Dividend Capture Fund since 2001 and Portfolio Manager of the Situs Small Cap Fund since 2002. He is President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor’s Degree from North Carolina State University.

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The Growth Fund is managed by an investment team comprised of Dr. Bernard Shinkel, Martina Cheung and Jenny Jiang with Dr. Bernard Shinkel as the lead portfolio manager. Dr. Shinkel, Ms. Cheung and Ms. Jiang are responsible for portfolio analysis and construction, research and stock selection. The team members utilize quantitative and qualitative analytics primarily to recommend purchase and sell decisions for the Fund and to discuss and review these recommendations to execute the Fund’s investment objectives. Any implementations are subject to Dr. Skinkel’s approval.

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Dr. Shinkel has served as the lead Portfolio Manager of the Growth Fund since 2007. He is Vice President of the Advisor. Dr. Shinkel joined The Huntington National Bank in 1997 as a Senior Portfolio Manager for individual and institutional accounts and is a Vice President. He received his Master’s in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master’s and Ph.D. in Management from Purdue University.

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Ms. Cheung has served as a Portfolio Manager of the Growth Fund since 2005. She is Vice President of the Advisor. Ms. Cheung joined The Huntington National Bank in 1995 as a securities analyst. She has been responsible for the investment management of financial assets for individuals, pension funds and charitable foundations. Ms. Cheung is a Chartered Financial Analyst and Chartered Market Technician. She received her Bachelor’s degree in Finance and Management Information Systems from The Ohio State University and received her M.B.A. from Capital University.

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Ms. Jiang has served as a Portfolio Manager of the Growth Fund since 2007. She is Assistant Vice President of the Advisor. Ms. Jiang joined The Huntington National Bank in 2000 as a senior credit analyst in Corporate Banking. She has been responsible for the investment management of financial assets for individuals, pension funds and charitable foundations. Ms. Jiang received her Bachelor’s degree in Civil Engineering from Wuhan University of Technology in China and received her Masters of Accountancy from Virginia Polytechnic Institute and State University. She is also a Certified Public Accountant.

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Christopher G. Cwiklinski and Craig J. Hardy are jointly and primarily responsible for the day-to-day management of the Income Equity Fund. They jointly undertake all aspects of portfolio management, and collaborate on research, stock selection and portfolio construction.

Mr. Hardy has served as a Co-Portfolio Manager of the Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Hardy joined The Huntington National Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial Analyst. He received his Bachelor’s degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Mr. Cwiklinski has served as a Co-Portfolio Manager of the Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Cwiklinski joined The Huntington National Bank in 2001 as a Vice President. From November 2000 to March 2001, Mr. Cwiklinski served as a consultant for Segal Advisors, and from August 1997 to November 2000, he served as a Portfolio Manager for National City Bank. Mr. Cwiklinski is a Chartered Financial Analyst. He received his Bachelor’s degree in Business Administration from Bowling Green State University.

Madelynn M. Matlock has served as the Portfolio Manager of the International Equity Fund since 2002. She is Senior Vice President of the Advisor. Ms. Matlock joined The Huntington National Bank in 2002 and serves as Senior Vice President and Director of International Investments. She served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst, and received her Bachelor’s Degree and M.B.A. in Finance from the University of Cincinnati.

Arthur B. Laffer, Ph.D. and Arthur B. Laffer, Jr. are jointly and primarily responsible for the day-to-day management of the Macro 100 Fund. Dr. Laffer and Mr. Laffer manage the Fund using proprietary quantitative modeling and software. Mr. Laffer implements trading for the Macro 100 Fund’s portfolio and monitors the portfolio's risk. In doing so, he consults with Dr. Laffer, who is the lead portfolio manager and has ultimate decision-making authority over all aspects of the Macro 100 Fund’s management. Dr. Laffer has served as Co-Portfolio Manager of the Macro 100 Fund since 2004. Dr. Laffer has been the Chairman and Chief Investment Officer of Laffer Investments since 1999 and the Chairman of Laffer Associates since 1979. Dr. Laffer was the architect of supply-side economics and was a primary economic advisor under the Reagan Administration in the U.S. and the Thatcher Administration in the U.K. Dr. Laffer received his Bachelor’s Degree from Yale University and his M.B.A. and Ph.D in economics from Stanford University. Mr. Laffer has served as Co-Portfolio Manager of the Macro 100 Fund since 2004. He has been the Chief Executive Officer and President of Laffer Investments since 1999, and Chief Executive Officer and President of Laffer Associates since 1997.

Kathy Stylarek has served as the Portfolio Manager of the Ohio Tax-Free Fund and Michigan Tax-Free Fund since 2001. She is Vice President of the Advisor. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of The Huntington National Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor’s Degree from the University of South Florida.

Christopher M. Rowane has served as the Portfolio Manager of the Mid Corp America Fund since 2001. He is Senior Vice President of the Advisor. Mr. Rowane joined The Huntington National Bank in 2000 and is a Senior Vice President and member of its Investment Policy Committee. He has been the Regional Manager for the Investment Management Team in Southern Ohio, Kentucky and Indiana since 2000. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor’s Degree and M.B.A. from Gannon University.

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Peter Sorrentino has served as the Portfolio Manager of the Real Strategies Fund since the Fund’s inception. Mr. Sorrentino joined The Huntington National Bank in October of 2006 as a Senior Portfolio Manager and is Vice President of the Advisor. From 2001 until joining Huntington, he served as the lead portfolio manager for the Legg Mason Balanced Trust. Mr. Sorrentino is a Chartered Financial Analyst. He received his Bachelor’s Degree in Finance and Accounting from the University of Cincinnati.

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William G. Doughty and Gustave J. Seasongood are jointly and primarily responsible for the day-to-day management of the Mortgage Securities Fund. Mr. Seasongood is responsible for the research, security selection and construction of the portion of the Mortgage Securities Fund’s portfolio that is invested in REITs. Mr. Doughty is responsible for the research, security selection and construction of the remainder of the Mortgage Securities Fund’s portfolio. Mr. Doughty and Mr. Seasongood have independent decision-making authority over their respective portions of the Mortgage Securities Fund’s portfolio, but do collaborate to determine the amount of the portfolio that will be invested in REITs, and to monitor the Mortgage Securities Fund’s cash flows.

Mr. Seasongood has served as a Co-Portfolio Manager of the Mortgage Securities Fund since 2001. He is Vice President of the Advisor. Mr. Seasongood joined the Huntington National Bank in 1995 as a Portfolio Manager and is Vice President. Mr. Seasongood is a Chartered Financial Analyst. He received his Bachelor’s degree from Villanova University and his M.B.A. from Temple University.

Mr. Doughty has served as a Co-Portfolio Manager of the Mortgage Securities Fund, and Portfolio Manager of the Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund since 1999. He is Vice President of the Advisor. Mr. Doughty joined The Huntington National Bank in 1961 and serves as Vice President. He is a member of the Huntington National Bank’s Investment Policy Committee and Manager of both the Fixed and Equity Trading Desk. He received his M.B.A. from The University of Dayton.

Dr. Bernard Shinkel has served as the Portfolio Manager of the New Economy Fund since 2001. He is Vice President of the Advisor. Dr. Shinkel joined The Huntington National Bank in 1997 as a Portfolio Manager for individual and institutional accounts and is Vice President. He received his Master’s in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master’s and Ph.D. in Management from Purdue University.

Paul Koscik has served as the Portfolio Manager of the Rotating Markets Fund since 2001. He is Vice President of the Advisor. Mr. Koscik joined The Huntington National Bank in 1984 as a Portfolio Manager and serves as Vice President. He received his Bachelor’s Degree and J.D. from the University of Akron.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

Fees Paid To Advisor and Affiliates

The Advisor and its affiliates provide the Funds with advisory, administration, transfer agency, accounting and custodian services.

A discussion of the Trustees’ review of the investment advisory agreements with the Trust is available in the Fund’s Annual Report for the period ended December 31, 2006.

Advisory Services

The Trust pays the Advisor management fees as a percentage of average daily net assets (“ADNA”) as follows:

Florida Tax-Free Money Fund, Money Market Fund and Ohio Municipal Money Market Fund pay the following fee based on the ADNA of the individual Fund:

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Tiered	Annual Rate
Up to $500 million	0.30%
On the next $500 million	0.25%
On excess of $1 billion	0.20%

All other Funds:
U.S. Treasury Money Market Fund	0.20%
Dividend Capture Fund	0.75%
Growth Fund	0.60%
Income Equity Fund	0.60%
International Equity Fund	1.00%
Macro 100 Fund*	0.75%
Mid Corp America Fund	0.75%
New Economy Fund	0.85%
Real Strategies Fund	0.75%
Rotating Markets Fund	0.50%
Situs Small Cap Fund	0.75%
Fixed Income Securities Fund	0.50%
Intermediate Government Income Fund	0.50%
Michigan Tax-Free Fund	0.50%
Mortgage Securities Fund	0.50%
Ohio Tax-Free Fund	0.50%
Short/Intermediate Fixed Income Securities Fund	0.50%

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* Pursuant to its Sub-Advisory agreement with the Advisor, Laffer Investments receives an annual fee equal to 0.50% of the Macro 100 Fund’s ADNA. This fee is paid by the Advisor and not the Macro 100 Fund.

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Administration Services

The Huntington Bank provides administration services at the following annual rate of the ADNA of the Funds:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Funds
.135%	on the first $4 billion
.125%	on the next $3 billion
.115%	on assets in excess of $7 billion

There is no minimum annual fee per Fund or class of Shares.

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The Advisor and its affiliates may pay out of their own reasonable resources and profits, fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

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Federated Services Company, a wholly-owned subsidiary of Federated Investors, Inc., serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. Out of the fees paid by the Funds, the Huntington Bank pays Federated Services Company fees for its sub-administrative services at the following annual rate of the ADNA of the Funds:

Maximum Sub-Administrative Fee	Average Aggregate Daily Net Assets of the Funds
.05%	on the first $3 billion
.04%	on the next $2 billion
.03%	on assets in excess of $5 billion

There is a minimum annual fee per Fund of $50,000.

Financial Administration and Portfolio Accounting Services

The Huntington Bank is entitled to receive a maximum fee of .0425% of the Funds’ ADNA for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for each additional class of Shares of any Fund with more than one class of Shares).

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The Huntington Bank has sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. (“BISYS”). Out of the fees paid by the Funds, the fees The Huntington Bank pays BISYS for these services based on the ADNA of each Fund, subject to minimum fees in certain circumstances.

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Custody Services

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The Huntington Bank serves as each of the Funds’ custodian, except the International Equity Fund, and receives a maximum fee of 0.26% of each Fund’s ADNA, plus out-of-pocket expenses. In addition, The Huntington Bank will receive an additional surcharge of 0.005 of 1% on the average daily net non-domestic assets of the Situs Small Cap Fund. State Street Bank and Trust Company (“State Street”) serves as custodian for the International Equity Fund. The Bank of New York serves as sub-custodian of the Situs Small Cap and Real Strategies Funds’ foreign assets.

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PFPC Trust Company serves as sub-custodian for the securities lending program and retains a portion of earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

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Transfer Agency Services

Unified Fund Services, Inc. (“Unified”), a subsidiary of Huntington, is transfer and dividend disbursing agent for the Funds.

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Pursuant to a definitive agreement of purchase signed on December 31, 2006, Unified became a wholly owned subsidiary of HBI. For its services, Unified is entitled to receive a yearly fixed amount per shareholder account, subject to yearly minimum fees per portfolio and/or share class. Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

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Shareholder Services Fees

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Trust Shares are also subject to either an administrative services fee of 0.25% of the ADNA to be paid to The Huntington National Bank or a shareholder services fee not to exceed 0.25% of the ADNA to be paid through the Distributor from Fund assets.

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Dividends and Distributions

The Money Market Funds and all of the Income Funds, except the Mortgage Securities Fund, declare dividends on investment income daily and pay them monthly. The Mortgage Securities Fund declares and pays dividends monthly.

Each of the other Funds offered by this Prospectus declares and pays dividends on investment income, if any, according to the following schedule:

Dividend Capture Fund	Monthly
Growth Fund	Quarterly
Income Equity Fund	Monthly
International Equity Fund	Annually
Macro 100 Fund	Annually
Mid Corp America Fund	Annually
New Economy Fund	Annually
Real Strategies Fund	Quarterly
Rotating Markets Fund	Annually
Situs Small Cap Fund	Annually

The Funds also make distributions of net capital gains, if any, at least annually.

If you purchase shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

Distribution Options

All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional Shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or may choose to reinvest capital gains distributions, but receive all other distributions in cash.

Tax Consequences

There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Shareholder Transactions

An exchange of a Fund’s Shares for shares of another Fund will be treated as a sale of the Fund’s Shares and, as with all sales, exchanges or redemptions of Fund Shares, any gain on the transaction will be subject to federal income tax.

Taxation of Distributions

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Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares. Additionally, distributions of investment income designated by the Fund as derived from “qualified investment income” will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Generally, dividends paid by REITs do not qualify for the lower tax rates that apply to certain “qualified investment income.” Long-term capital gains rates applicable to individuals have been reduced to 15%, with lower rates applicable to taxpayers in the 10% and 15% rates, through December 31, 2008. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price paid).

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Exempt-Interest Dividends

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund’s assets consists of obligations the interest on which is excludable from gross income, the Fund may pay “exempt-interest dividends” to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain “private activity” bonds will be treated as tax preference items in computing the AMT. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the AMT. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to meet certain requirements imposed by the IRS. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

State Income Taxes

In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

With respect to the Florida Tax-Free Money Fund, the state of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

Effective January 1, 2007, Florida repealed its intangible personal property tax which previously caused the Florida Tax-Free Money Fund to manage its investments in such a way as to minimize and/or avoid having its Shares subject to such tax.

Financial Information

Financial Highlights

The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which, for the years ended December 31, 2006, 2005 and 2004, has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request. The information for years or periods ended on or before December 31, 2003 has been audited by another independent registered public accounting firm.

Financial Highlights

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Money Market Funds


(For a share outstanding throughout each period)


Year Ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions
TRUST SHARES
Huntington Florida Tax-Free Money Fund
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	-- (2)	--	--	-- (2)	--
2004	$1.00	-- (2)	--	--	-- (2)	--
2005	$1.00	0.01	--	0.01	(0.01)	--
2006	$1.00	0.02	-- (2)	0.02	(0.02)	--
Huntington Money Market Fund
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	-- (2)	--	--	-- (2)	--
2004	$1.00	0.01	--	0.01	(0.01)	--
2005	$1.00	0.02	--	0.02	(0.02)	--
2006	$1.00	0.04	-- (2)	0.04	(0.04)	--
Huntington Ohio Municipal Money Market Fund
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	-- (2)	--	--	-- (2)	--
2004	$1.00	-- (2)	--	--	-- (2)	--
2005	$1.00	0.02	--	0.02	(0.02)	--
2006	$1.00	0.03	-- (2)	0.03	(0.03)	--
Huntington U.S. Treasury Money Market Fund
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	-- (2)	--	--	-- (2)	--
2004	$1.00	0.01	--	0.01	(0.01)	--
2005	$1.00	0.02	--	0.02	(0.02)	--
2006	$1.00	0.04	-- (2)	0.04	(0.04)	--


(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.


(2) Amount is less than $0.005.


			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, end of period (000 omitted)

(0.01)	$1.00	0.61%	0.98%	0.59%	0.98%	0.59%	$20,357
-- (2)	$1.00	0.25%	0.85%	0.25%	0.97%	0.13%	$19,539
-- (2)	$1.00	0.32%	0.90%	0.34%	1.00%	0.24%	$19,247
(0.01)	$1.00	1.46%	0.92%	1.44%	0.96%	1.40%	$22,388
(0.02)	$1.00	2.48%	0.93%	2.46%	0.93%	2.46%	$25,361

(0.01)	$1.00	0.96%	0.81%	0.95%	0.81%	0.95%	$423,189
-- (2)	$1.00	0.33%	0.82%	0.33%	0.83%	0.32%	$366,116
(0.01)	$1.00	0.53%	0.83%	0.53%	0.83%	0.53%	$440,112
(0.02)	$1.00	2.39%	0.81%	2.39%	0.82%	2.38%	$537,134
(0.04)	$1.00	4.20%	0.82%	4.12%	0.82%	4.12%	$500,167

(0.01)	$1.00	0.78%	0.85%	0.78%	0.85%	0.78%	$75,508
-- (2)	$1.00	0.31%	0.83%	0.31%	0.86%	0.28%	$67,509
-- (2)	$1.00	0.40%	0.86%	0.37%	0.86%	0.37%	$71,891
(0.02)	$1.00	1.60%	0.83%	1.60%	0.85%	1.58%	$84,799
(0.03)	$1.00	2.60%	0.85%	2.58%	0.85%	2.58%	$95,205

(0.01)	$1.00	1.02%	0.73%	0.99%	0.73%	0.99%	$534,133
-- (2)	$1.00	0.35%	0.73%	0.34%	0.75%	0.32%	$542,771
(0.01)	$1.00	0.51%	0.74%	0.49%	0.74%	0.49%	$402,817
(0.02)	$1.00	2.31%	0.74%	2.32%	0.74%	2.32%	$499,718
(0.04)	$1.00	4.12%	0.74%	4.06%	0.74%	4.06%	$536,387


Financial Highlights


Equity Funds


(For a share outstanding throughout each period)


Year Ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions
TRUST SHARES
Huntington Dividend Capture Fund
2002	$10.11	0.49	(0.49)	--	(0.49)	--
2003	$9.62	0.45	1.49	1.94	(0.45)	--
2004	$11.11	0.48	0.98	1.46	(0.47)	(0.51)
2005	$11.59	0.46	(0.11)	0.35	(0.47)	(0.61)
2006	$10.86	0.39	1.32	1.71	(0.39)	(0.54)
Huntington Growth Fund
2002	$42.11	(0.05)	(9.34)	(9.39)	--	--
2003	$32.72	0.03	6.23	6.26	(0.02)	--
2004	$38.96	0.10	2.88	2.98	(0.09)	(0.72)
2005	$41.13	0.04	0.64	0.68	(0.03)	(2.26)
2006	$39.52	0.09	3.10	3.19	(0.08)	(5.39)
Huntington Income Equity Fund
2002	$34.33	1.06	(5.31)	(4.25)	(1.06)	(0.09)
2003	$28.93	0.96	4.95	5.91	(0.99)	(1.27)
2004	$32.58	0.59	3.37	3.96	(0.59)	(2.67)
2005	$33.28	0.65	0.36	1.01	(0.65)	(2.38)
2006	$31.26	0.57	2.94	3.51	(0.57)	(3.09)
Huntington International Equity Fund
2002	$7.68	(0.01)	(1.01)	(1.02)	--	--
2003	$6.66	0.06	2.26	2.32	(0.05)	--
2004	$8.93	0.04	1.75	1.79	(0.05)	--
2005	$10.67	0.06	1.49	1.55	(0.08)	(0.35)
2006	$11.79	0.09	3.10	3.19	(0.08)	(0.97)
Huntington Macro 100 Fund
2004(4)	$10.00	0.02	1.21	1.23	(0.03)	--
2005	$11.20	(0.03)	0.57	0.54	--	(0.43)
2006	$11.31	-- (6)	0.77	0.77	--	(0.24)
Huntington Mid Corp America Fund
2002	$10.40	(0.03)	(1.34)	(1.37)	--	--
2003	$9.03	(0.01)	2.84	2.83	--	--
2004	$11.86	(0.03)	2.09	2.06	--	(0.02)
2005	$13.90	0.02	1.56	1.58	(0.01)	--
2006	$15.47	0.02	1.24	1.26	(0.01)	(0.29)


(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.


(2) Not annualized.


(3) Computed on an annualized basis.



(4) Reflects operations for the period from April 30, 2004 (date of initial public investment) to December 31, 2004.


(5) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.


(6) Amount is less than $0.005.


(7) The major cause of increase to portfolio turnover was changes made to the portfolio by the management team based upon changing macroeconomic fundamentals.


			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, end of period (000 omitted)	Portfolio turnover rate(5)

(0.49)	$9.62	(0.04)%	1.66%	5.04%	1.66%	5.04%	$24,361	88%
(0.45)	$11.11	20.75%	1.41%	4.54%	1.41%	4.54%	$47,464	108%
(0.98)	$11.59	13.52%	1.36%	4.34%	1.36%	4.34%	$80,182	101%
(1.08)	$10.86	3.10%	1.31%	4.07%	1.32%	4.06%	$92,819	131%
(0.93)	$11.64	16.03%	1.31%	3.44%	1.31%	3.44%	$112,404	98%

--	$32.72	(22.30)%	1.18%	(0.15)%	1.18%	(0.15)%	$189,356	15%
(0.02)	$38.96	19.15%	1.17%	0.09%	1.17%	0.09%	$241,401	8%
(0.81)	$41.13	7.65%	1.16%	0.23%	1.16%	0.23%	$252,371	12%
(2.29)	$39.52	1.51%	1.14%	0.09%	1.15%	0.08%	$235,916	20%
(5.47)	$37.24	8.36%	1.15%	0.22%	1.15%	0.22%	$223,155	31%

(1.15)	$28.93	(12.62)%	1.18%	3.32%	1.18%	3.32%	$176,885	29%
(2.26)	$32.58	21.00%	1.17%	3.20%	1.17%	3.20%	$201,272	85%
(3.26)	$33.28	13.16%	1.17%	1.83%	1.17%	1.83%	$205,577	35%
(3.03)	$31.26	3.04%	1.15%	1.98%	1.15%	1.98%	$193,906	33%
(3.66)	$31.11	11.36%	1.15%	1.79%	1.15%	1.79%	$185,816	43%

--	$6.66	(13.28)%	1.84%	(0.14)%	1.84%	(0.14)%	$48,795	68%
(0.05)	$8.93	34.83%	1.66%	0.87%	1.66%	0.87%	$86,795	48%
(0.05)	$10.67	20.06%	1.60%	0.51%	1.60%	0.51%	$135,845	31%
(0.43)	$11.79	14.48%	1.58%	0.69%	1.58%	0.72%	$190,087	21%
(1.05)	$13.93	27.04%	1.57%	0.73%	1.57%	0.73%	$266,509	26%

(0.03)	$11.20	12.29%(2)	1.91%(3)	0.38%(3)	1.91%(3)	0.38%(3)	$18,129	--
(0.43)	$11.31	4.72%	1.51%	(0.27)%	1.51%	(0.27)%	$25,145	87%
(0.24)	$11.84	6.79%	1.43%	0.04%	1.43%	0.04%	$42,758	222%(7)

--	$9.03	(13.17)%	1.42%	(0.33)%	1.42%	(0.33)%	$89,248	16%
--	$11.86	31.34%	1.34%	(0.09)%	1.34%	(0.09)%	$134,668	29%
(0.02)	$13.90	17.40%	1.33%	(0.20)%	1.33%	(0.20)%	$137,759	4%
(0.01)	$15.47	11.36%	1.31%	0.11%	1.32%	0.10%	$147,477	7%
(0.30)	$16.43	8.09%	1.31%	0.07%	1.31%	0.07%	$150,902	6%


Financial Highlights


Equity Funds


(For a share outstanding throughout each period)


Year Ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions
TRUST SHARES
Huntington New Economy Fund
2002	$10.11	(0.08)	(1.28)	(1.36)	--	--
2003	$8.75	(0.07)	3.13	3.06	--	(0.01)
2004	$11.80	(0.10)	2.64	2.54	--	--
2005	$14.34	(0.06)	1.82	1.76	--	(0.18)
2006	$15.92	(0.06)	1.50	1.44	--	(1.32)
Huntington Rotating Markets Fund
2002	$8.99	(0.04)	(1.39)	(1.43)	--	--
2003	$7.56	0.04	1.85	1.89	(0.04)	--
2004	$9.41	0.05	1.07	1.12	(0.05)	--
2005	$10.48	0.06	0.93	0.99	(0.06)	--
2006	$11.41	0.12	2.10	2.22	(0.12)	(0.20)
Huntington Situs Small Cap Fund
2002(4)	$10.00	-- (6)	0.22	0.22	--	--
2003	$10.22	(0.05)	3.65	3.60	--	(0.01)
2004	$13.81	(0.06)	3.68	3.62	--	(0.34)
2005	$17.09	(0.07)	2.83	2.76	--	(0.61)
2006	$19.24	(0.07)	2.12	2.05	--	(1.15)


(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.


(2) Not annualized.


(3) Computed on an annualized basis.


(4) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.


(5) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.


(6) Amount is less than $0.005.


			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(5)

--	$8.75	(13.45)%	1.90%	(1.13)%	1.94%	(1.17)%	$22,478	39%
(0.01)	$11.80	34.93%	1.56%	(0.79)%	1.56%	(0.79)%	$39,364	83%
--	$14.34	21.53%	1.52%	(0.88)%	1.52%	(0.88)%	$59,263	28%
(0.18)	$15.92	12.27%	1.46%	(0.42)%	1.46%	(0.42)%	$79,794	61%
(1.32)	$16.04	9.18%	1.43%	(0.39)%	1.43%	(0.39)%	$97,791	50%

--	$7.56	(15.91)%	1.52%	(0.54)%	1.52%	(0.54)%	$14,740	102%
(0.04)	$9.41	25.00%	1.28%	0.52%	1.28%	0.52%	$19,937	206%
(0.05)	$10.48	11.89%	1.22%	0.53%	1.22%	0.53%	$23,613	86%
(0.06)	$11.41	9.44%	1.17%	0.58%	1.17%	0.58%	$29,249	48%
(0.32)	$13.31	19.56%	1.15%	1.13%	1.15%	1.13%	$45,161	35%

--	$10.22	2.20%(2)	2.29%(3)	(1.30)%(3)	2.29%(3)	(1.30)%(3)	$13,249	9%
(0.01)	$13.81	35.18%	1.68%	(0.49)%	1.68%	(0.49)%	$30,067	19%
(0.34)	$17.09	26.23%	1.43%	(0.45)%	1.43%	(0.45)%	$57,942	16%
(0.61)	$19.24	16.20%	1.36%	(0.41)%	1.36%	(0.41)%	$80,212	14%
(1.15)	$20.14	10.73%	1.38%	(0.34)%	1.38%	(0.34)%	$89,230	19%


Financial Highlights


Fixed Income Funds


(For a share outstanding throughout each period)


Year Ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions
TRUST SHARES
Huntington Fixed Income Securities Fund
2002	$20.77	0.98	0.52	1.50	(1.00)	--	(1.00)
2003	$21.27	0.82	0.16	0.98	(0.83)	--	(0.83)
2004	$21.42	0.73	(0.09)	0.64	(0.74)	(0.09)	(0.83)
2005	$21.23	0.76	(0.37)	0.39	(0.76)	(0.07)	(0.83)
2006	$20.79	0.79	(0.04)	0.75	(0.78)	--	(0.78)
Huntington Intermediate Government Income Fund
2002	$10.43	0.46	0.50	0.96	(0.47)	--	(0.47)
2003	$10.92	0.37	(0.23)	0.14	(0.39)	(0.02)	(0.41)
2004	$10.65	0.36	(0.08)	0.28	(0.37)	(0.04)	(0.41)
2005	$10.52	0.37	(0.23)	0.14	(0.38)	--	(0.38)
2006	$10.28	0.39	(0.04)	0.35	(0.39)	-- (3)	(0.39)
Huntington Michigan Tax-Free Fund
2002	$10.46	0.34	0.50	0.84	(0.35)	(0.03)	(0.38)
2003	$10.92	0.28	0.10	0.38	(0.29)	(0.05)	(0.34)
2004	$10.96	0.27	(0.17)	0.10	(0.27)	(0.03)	(0.30)
2005	$10.76	0.24	(0.15)	0.09	(0.24)	(0.04)	(0.28)
2006	$10.57	0.28	(0.02)	0.26	(0.27)	--	(0.27)
Huntington Mortgage Securities Fund
2002	$8.32	0.38	0.24	0.62	(0.39)	--	(0.39)
2003	$8.55	0.24	0.35	0.59	(0.32)	--	(0.32)
2004	$8.82	0.29	0.22	0.51	(0.31)	--	(0.31)
2005	$9.02	0.29	(0.12)	0.17	(0.31)	(0.01)	(0.32)
2006	$8.87	0.33	0.20	0.53	(0.33)	(0.06)	(0.39)
Huntington Ohio Tax-Free Fund
2002	$20.95	0.73	0.96	1.69	(0.73)	(0.04)	(0.77)
2003	$21.87	0.60	0.14	0.74	(0.60)	(0.11)	(0.71)
2004	$21.90	0.57	(0.24)	0.33	(0.57)	(0.16)	(0.73)
2005	$21.50	0.54	(0.37)	0.17	(0.54)	(0.22)	(0.76)
2006	$20.91	0.58	(0.05)	0.53	(0.58)	--	(0.58)
Huntington Short/Intermediate Fixed Income Securities Fund
2002	$19.77	0.87	0.11	0.98	(0.88)	--	(0.88)
2003	$19.87	0.62	0.01	0.63	(0.62)	--	(0.62)
2004	$19.88	0.50	(0.32)	0.18	(0.50)	--	(0.50)
2005	$19.56	0.51	(0.41)	0.10	(0.51)	--	(0.51)
2006	$19.15	0.60	0.10	0.70	(0.60)	--	(0.60)

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(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

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(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

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(3) Amount is less than $0.005.

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		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net assets, end of period (000 omitted)	Portfolio turnover rate(2)

$21.27	7.45%	1.08%	4.74%	1.08%	4.74%	$146,976	54%
$21.42	4.65%	1.08%	3.78%	1.08%	3.78%	$166,215	73%
$21.23	3.07%	1.08%	3.46%	1.08%	3.46%	$162,998	53%
$20.79	1.86%	1.07%	3.55%	1.07%	3.61%	$168,764	59%
$20.76	3.74%	1.06%	3.87%	1.06%	3.87%	$173,305	55%

$10.92	9.46%	1.10%	4.38%	1.10%	4.38%	$81,232	60%
$10.65	1.34%	1.10%	3.45%	1.10%	3.45%	$81,671	78%
$10.52	2.67%	1.11%	3.37%	1.11%	3.37%	$90,288	43%
$10.28	1.33%	1.09%	3.55%	1.10%	3.54%	$107,166	34%
$10.24	3.51%	1.08%	3.80%	1.08%	3.80%	$108,312	32%

$10.92	8.15%	1.33%	3.24%	1.33%	3.24%	$18,268	27%
$10.96	3.57%	1.27%	2.66%	1.27%	2.66%	$23,854	17%
$10.76	0.94%	1.29%	2.44%	1.29%	2.44%	$24,589	17%
$10.57	0.88%	1.24%	2.27%	1.26%	2.25%	$22,195	49%
$10.56	2.52%	1.29%	2.63%	1.29%	2.63%	$17,407	22%

$8.55	7.61%	1.19%	4.46%	1.19%	4.46%	$46,313	63%
$8.82	7.02%	1.14%	2.82%	1.14%	2.82%	$43,928	71%
$9.02	5.86%	1.16%	3.45%	1.16%	3.45%	$64,853	38%
$8.87	1.96%	1.12%	3.34%	1.12%	2.27%	$81,950	29%
$9.01	6.06%	1.10%	3.68%	1.10%	3.68%	$85,995	29%

$21.87	8.20%	1.17%	3.39%	1.17%	3.39%	$52,160	28%
$21.90	3.42%	1.16%	2.72%	1.16%	2.72%	$55,450	20%
$21.50	1.52%	1.17%	2.63%	1.17%	2.63%	$52,565	13%
$20.91	0.85%	1.16%	2.56%	1.17%	2.55%	$45,571	45%
$20.86	2.59%	1.17%	2.80%	1.17%	2.80%	$40,319	17%

$19.87	5.08%	1.07%	4.41%	1.07%	4.41%	$121,093	58%
$19.88	3.18%	1.07%	3.05%	1.07%	3.05%	$155,883	51%
$19.56	0.91%	1.07%	2.53%	1.07%	2.53%	$150,175	54%
$19.15	0.54%	1.06%	2.65%	1.06%	2.65%	$119,090	31%
$19.25	3.70%	1.07%	3.11%	1.07%	3.11%	$95,512	36%

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Additional Investment Strategies

Fundamental Investment Policies

The following are fundamental policies of the indicated Fund:

Florida Tax-Free Money Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.

Ohio Municipal Money Market Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Growth Fund

  at least 65% of total assets will be invested in equity securities.

Michigan Tax-Free Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.

Ohio Tax-Free Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.
  no investment in securities which generate income treated as a preference item for federal AMT purposes.

Short/Intermediate Fixed Income Securities Fund

  at least 65% of total assets in fixed income securities.

Additional Investment Information

Funds (other than the Money Market Funds) may invest in an affiliated money market fund or short-term investments in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions. In the event that the Fund does not have sufficient cash for these purposes, it could incur overdrafts, enter into reverse repurchase agreements or otherwise borrow money in accordance with its investment limitations.

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Real Strategies Fund. Currently, U.S. tax laws prevent the Fund from investing more than 25% of its assets in companies treated as qualified publicly traded partnerships (such as MLPs and certain ETCFs). Such laws also limit the Fund’s ability to invest directly in real estate and commodities, in derivative contracts for real estate or commodities, and in other types of partnerships or trusts (other than REITs) that make such direct or derivative investments. Consequently, the Fund will need to invest in securities issued by real estate-related and commodity-related businesses and IPS that are affected only indirectly by changing prices for real estate and commodities. IPS may include non-U.S. dollar denominated fixed income securities issued by foreign governments, their agencies and instrumentalities or corporations, and related derivative contracts. The Fund also may invest in fixed income securities denominated in another currency if the Adviser expects favorable global market conditions to increase the exchange rate of such currency against the U.S. dollar. IPS also may include certain CMOs that historically have outperformed other types of fixed income securities during periods of increased inflation or rising interest rates.

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The Fund may sell options on securities or financial futures contracts to earn income from the premiums. For example, the Fund may sell a put option for a security with the expectation that the price of the security will probably remain above the strike price of the option, so that the option will not be exercised. If the price of the security or contract does not behave as expected, the Fund may have to purchase the underlying security or contract for more than its market value, in the case of a put option, or sell a security or contract for less than its market value, in the case of a call option.

Rotating Markets Fund. Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and global) will offer the greatest potential for capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time.

While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the Prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund’s Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund’s ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and pre-payment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about these and other securities in which the Funds may invest.

Fund Name	Fund Code
Florida Tax-Free Money Fund	1
Money Market Fund	2
Ohio Municipal Money Market Fund	3
U.S. Treasury Money Market Fund	4
Dividend Capture Fund	5
Growth Fund	6
Income Equity Fund	7
International Equity Fund	8
Macro 100 Fund	9
Mid Corp America Fund	10
New Economy Fund	11
Real Strategies Fund	12
Rotating Markets Fund	13
Situs Small Cap Fund	14
Fixed Income Securities Fund	15
Intermediate Government Income Fund	16
Michigan Tax-Free Fund	17
Mortgage Securities Fund	18
Ohio Tax-Free Fund	19
Short/Intermediate Fixed Income Securities Fund	20

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Instrument	Fund Code	Risk Type

American Depository Receipts (ADRs): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership. ADRs pay dividends in U.S. dollars. Generally, ADRs designed for trading in the U.S. securities markets.

	5-14	Market Political Foreign Investment Currency Custodial and Related Investment Costs

Asset-Backed Securities: Securities backed by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or assets.

	1-4,11,14,18,20	Prepayment Extension Market Credit Regulatory

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. They generally have maturities of six months or less.	1-3,5-11,13-20	Credit Liquidity Market

Bonds: Bonds or fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a bond or a fixed income security must repay the principal amount of the security, normally within a specified time. Bonds or fixed income securities provide more regular income than equity securities. However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.

	1-16,18,20	Market Credit Liquidity Prepayment Extension

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. Those Funds that are authorized to write or purchase put and call options must cover such options and may buy bonds’ existing option contracts known as “closing transactions.”

	5-14,18	Management Liquidity Credit Market Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.	1-3,5-11,13-20	Market Credit Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Their maturities generally vary from a few days to nine months.	1-3,5-11,13-20	Credit Liquidity Market

Common Stock: Shares of ownership of a company.	5-14,18	Market

Convertible Securities: Bonds or preferred stock that convert to common stock.	5-11,13-15,18,20	Market Credit

Demand Notes: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

	1-3,5-11,13,20	Credit Market Liquidity Management

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g., put and calls), options on futures, swap agreements, and some mortgage-backed securities.

	5-20	Management Market Credit Liquidity Leverage

European Depositary Receipts (EDRs):  EDRs, which are sometimes referred to as Continental Depositary Receipts, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally, EDRs are designed for trading in European securities markets.

	8,9,11-14	Market Political Foreign Investment Currency Custodial and Related Investment Costs

Exchange-Traded Commodity Funds (ETCFs): ETCFs invest in commodities, either directly or through derivative contracts and are treated as partnerships or grantor trusts for U.S. tax purposes. ETCFs may invest a single commodity (such as gold) or manage a pool of derivative contracts that tracks a commodity index (such as the Dow Jones-AIG Commodity Index).	12	Market Agriculture Energy Diversification Mineral and Mining Real Estate/REIT Tax Liquidity Fee Layering

Foreign Securities: Stocks issued by foreign companies including ADRs, EDRs and Global Depository Receipts (GDRs), as well as commercial paper of foreign issuers and obligations of foreign governments, companies, banks, overseas branches of U.S. banks or supranational entities.

	5-20	Market Political Foreign Investment Liquidity Currency Custodial and Related Investment Costs

Forward Foreign Currency Contracts: An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set by the parties involved at the time the contract is negotiated.

	5-15,20	Management Liquidity Credit Market Political Leverage Foreign Investment Currency Custodial and Related Investment Costs

Foreign Exchange Contracts: Spot currency trades whereby one currency is exchanged for another. The Fund may also enter into derivative contracts in which a foreign currency is an underlying contract.	8,13,14	Management Liquidity Credit Market Political Leverage Foreign Investment Currency Custodial and Related Investment Costs

Futures and Related Options: A contract providing for the future sale and purchase of a specific amount of a specific security, class of securities, or index at a specified time in the future and at a specified price. The aggregate value of options on securities (long puts and calls) will not exceed 10% of a Fund’s net assets at the time it purchases the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund’s assets.

	5-20	Management Market Credit Liquidity Leverage

Global Depositary Receipts (GDRs): GDRs are securities, typically issued globally by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally, GDRs are designed for trading in non-U.S. securities markets.

	8,9,11-14	Market Political Foreign Investment Currency Custodial and Related Investment Costs

Illiquid Securities: Securities that ordinarily cannot be sold within seven business days at the value the Fund has estimated for them. The Funds may invest up to 15% of their assets in illiquid securities.

	1-20	Liquidity Market

Index-Based Securities: Index-based securities such as iShares Russell 2000 Index Fund, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100”), include exchange-traded funds and represent ownership in an investment portfolio of common stocks designed to track the price, performance and dividend yield of an index, such as the Russell 2000 Index or the NASDAQ-100. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.

	5-14	Market

Inflation-Protected Securities: Inflation-protected securities are fixed-income securities whose principal value or interest rate is adjusted periodically according to changes in a specific price index (such as the Consumer Price Index). If the price index falls (deflation), the principal value or interest rate of the securities will be adjusted downward and consequently the interest payable on these securities will be reduced. U.S. Treasury Inflation-Protected Securities, also known as “TIPs”, are adjusted as to principal; repayment of the original principal upon maturity of the security is guaranteed if the security is purchased when originally issued. With respect to other types of inflation-protected securities that are adjusted to the principal amount, the adjusted principal value of the security repaid at maturity may be less than the original principal. Most other types of inflation-protected securities, however, are adjusted with respect to the interest rate, which has a minimum of 0%, and the principal value does not change.

	12	Market Inflation-Protection Security Credit

Interests in Other Business Organizations: Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock. Limited partnerships are partnerships consisting of one or more general partners, by whom the business is conducted, and one or more limited partners who contribute capital to the partnership. Limited liability companies frequently consist of one or more managing members, by whom the business is conducted, and other members who contribute capital to the company. Limited partners and members of limited liability companies generally are not liable for the debts of the partnership beyond their capital contributions or commitments. Limited partners and non-managing members are not involved in the day-to-day management of the partnership or limited liability company. They receive income and capital gains from the partnership or company in accordance with the terms established in the partnership or operating agreement. Typical limited partnerships and limited liability companies are involved in real estate, oil and gas, and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Internal Revenue Code (including most limited partnerships and limited liabilities companies), each item of income, gain, loss, deduction and credit is not taxed at the partnership level but flows through with the same character to the partners or members. This allows the partnership to avoid double taxation.

A master limited partnership (MLP) is a publicly traded limited partnership or limited liability company. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded security. MLPs must limit their operations to avoid being taxed as corporations under the Internal Revenue Code.

	5-6, 8-12,14	Market Foreign Investment Currency Custodial and Related Investment Costs Tax

Investment Company Securities: Shares of registered investment companies. These may include Huntington Money Market Fund and other registered investment companies for which the Advisor or any of their affiliates serves as investment advisor, administrator or distributor. Investment company securities may also include index-based securities. Shares of most index-based securities are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at NAV for cash or securities. Index-based securities may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, index-based securities charge asset-based fees, although these fees tend to be relatively low. Index-based securities generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell index-based security shares. Except for the Rotating Markets Fund and Real Strategies Fund, each of the Funds generally may invest up to 5% of its assets in the Shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company and may not invest more than 10% of its assets in the Shares of other registered investment companies (“3, 5, 10% limits”). However, each of the Funds may invest up to 25% of its assets in the Interfund Shares of the Huntington Money Market Fund, pursuant to an SEC exemptive order. In addition, pursuant to new exemptive rules, the Funds may exceed the general 3, 5, 10% limits subject to certain conditions of the rules. The Rotating Markets Fund and Real Strategies Fund each may invest all or a portion of its assets in the Shares of any one investment company or investment companies, but may not own more than 3% of the securities of any one investment company. If either Fund owns more than 1% of the Shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of another investment company, the Fund will indirectly bear investment management fees and other fees and expenses of that other investment company, which are in addition to the management and other fees the Fund pays its own Advisor.

	1-20	Market

Investment-grade Securities: Securities rated BBB or higher by Standard & Poor’s; Baa or better by Moody’s; similarly rated by other; NRSROs; or, if not rated, determined to be of comparably high quality by the Advisor.

	5-20	Market Credit

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities with remaining maturities of one year or less. These may include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

	1-20	Market Credit

Mortgage-Backed Securities: Bonds backed by real estate loans and pools of loans. These include CMOs and real estate mortgage investment conduits (REMICs).	4-11,13-20	Prepayment Market Credit Regulatory Extension

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	18	Prepayment Market Regulatory Extension

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities (single family revenue bonds).

	1-3,7,15-20	Market Credit Diversification Political Tax Regulatory
There are two general types of municipal bonds:

General-Obligation Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

Obligations of Supranational Agencies: Securities issued by supranational agencies that are chartered to promote economic development and are supported by various governments and government agencies.	8,13,14	Credit Foreign Investment Currency Custodial and Related Investment Costs

Options on Currencies: A Fund may buy put options and sell covered call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets). A covered call option means the Fund will own an equal amount of the underlying foreign currency. Currency options help a Fund manage its exposure to changes in the value of the U.S. dollar relative to other currencies. If a Fund sells a put option on a foreign currency, it will establish a segregated account with its Custodian consisting of cash, U.S. government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.

	5-16	Management Liquidity Credit Market Political Leverage Foreign Investment Currency Custodial and Related Investment Costs

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

	5-15,18	Market

Real Estate Investment Trusts (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate loans or interest.	5-15,17-19	Liquidity Management Market Regulatory Tax Interest Rate Prepayment Extension

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a Fund.

	1-20	Market

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-20	Market Leverage

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities. Restricted securities may be either liquid or illiquid securities.

	1-20	Liquidity Market

Securities Lending: All Funds may each lend up to 33 1/3% of their total assets. Such loans must be fully collateralized by cash, U.S. government obligations or other high-quality debt obligations and marked to market daily.

	1-20	Market Liquidity Leverage

Tax-Exempt Commercial Paper: Commercial paper issued by governments and political sub-divisions.	1-3,7,15-20	Credit Liquidity Market Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for a deposit of money.	1-3,5-11,13-20	Liquidity Credit Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and certificates of accrual of Treasury securities.	5-12,14,15	Market

Unit Investment Trusts: A type of investment company, registered with the SEC under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal. Certain exchange-traded funds are organized as unit investment trusts.

	5-14	Market

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S. government include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

	1-20	Market Credit

GSE securities not backed by the full faith and credit of the U.S. government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations. Other GSE securities are not backed by the full faith and credit of the U.S. government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation. Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.	1-20	Market

Variable and Floating Rate Instruments: Obligations with interest rates that are reset daily, weekly, quarterly or on some other schedule. Such instruments may be payable to a Fund on demand.	1-20	Credit Liquidity Market

Warrants: Securities that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are typically issued with preferred stock and bonds.	5-15,18	Market Credit

When-Issued Securities and Forward Commitments: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date.	1-20	Market Leverage Liquidity Credit

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.

	5-16,20	Market Credit Foreign Investment Currency Custodial and Related Investment Costs

Zero-Coupon Securities: Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity.

	1-20	Credit Market Zero Coupon Liquidity Prepayment Extension

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Glossary of Investment Risks

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholder, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Agriculture Risks: The Fund’s investments in agriculture-related companies are subject to the same risks as direct investments in agricultural commodities. Agricultural commodity prices rise and fall in response to many factors, including: drought, floods, weather, diseases, embargoes, tariffs and international economic, political and regulatory developments. These factors could lead to significant and rapid fluctuations in the value of ETCFs investing in agricultural commodities or in derivative contracts for agricultural commodities. Fluctuations in prices for agricultural commodities also may affect indirectly the value of companies whose businesses depend upon or otherwise relate to such agricultural commodities.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Currency Risks. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

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Diversification Risk: When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region or business sector, it is subject to increased risk. As is the case with respect to each of the single state Funds, performance will generally depend on the region’s performance, which may differ in direction and degree from that of the overall stock market. In the case of the Real Strategies Fund, performance may also depend on the performance of one or more business sectors. In addition, financial, economic, business and political developments affecting the region or sector may have a greater effect on these Funds.

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Energy Risks: To the extent that a Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Inflation-Protected Securities Risks: While IPS adjust in response to inflation as measured by a specific price index, the value of these securities generally may still decline in response to an increase in real interest rates. Real interest rates are measured by subtracting the expected rate of inflation from the nominal interest rate of fixed income securities. The value of IPS may also fall if there is a decline in the price index (deflation), which generally will reduce any previous adjustments made to the IPS. IPS may also underperform other fixed income securities if inflationary expectations exceed the rate of inflation measured by the price index.

In addition, any increase in principal value of an IPS caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code. Also, to the extent that the Fund invests in IPS, income distributions are more likely to fluctuate. There is no assurance that the rate of inflation measured by the relevant price index will correspond to the inflation experienced by an investor.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund’s risk of loss and potential for gain.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Mineral and Mining Risks: The Fund’s investments in mineral or mining-related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals and minerals. These factors could lead to significant and rapid fluctuations in the value of mining companies and ETCFs investing in mineral commodities or in derivative contracts for mineral commodities. Fluctuations in prices for mineral commodities also may affect indirectly the value of other companies whose businesses depend upon or otherwise relate to such mineral commodities.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

The Internal Revenue Code limits a Fund’s investment in “publicly traded partnerships,” including MLPs and certain ETCFs, to not more than 25% of its assets. Federal tax regulations also limit the amount of the Fund’s income in any taxable year that may be attributable to other types of ETCFs. Failure to adhere to these limitations could require the Fund to pay taxes on all net income and gains earned in any taxable year.

Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from The Huntington Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus. The SAI contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities.

These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on The Huntington Funds’ website at www.huntingtonfunds.com.

Huntington Asset Advisors, Inc., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Huntington Funds.

Laffer Investments, Inc. is the Sub-Advisor to the Huntington Macro 100 Fund.

Edgewood Services, Inc. is the Distributor and is not affiliated with The Huntington National Bank.

To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries:

Call

(800) 253-0412

Write

The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

Log on the Internet

You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. The SEC’s website contains text-only versions of the Huntington Funds’ documents.

Contact the SEC

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Call (202) 551-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

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Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102.

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The Huntington Funds’ Investment Company Act registration number is 811-5010.

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[Logo of Huntington Funds]

The Huntington Funds Shareholder Services: 1-800-253-0412,

The Huntington Investment Company, Member NASD/SIPC, a Registered Investment Advisor and a wholly-owned subsidiary of Huntington Bancshares Incorporated: 1-800-322-4600

Not a Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured by Any Government Agency

[Logo of Huntington Funds]

Huntington Funds Shareholder Services:
1-800-253-0412

Huntington Investment Company, Member NASD/SIPC:
1-800-322-4600

27219 (05/07)

                              THE HUNTINGTON FUNDS

                     HUNTINGTON FLORIDA TAX-FREE MONEY FUND
                          HUNTINGTON MONEY MARKET FUND
                  HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
                   HUNTINGTON U.S. TREASURY MONEY MARKET FUND

                        HUNTINGTON DIVIDEND CAPTURE FUND
                             HUNTINGTON GROWTH FUND
                         HUNTINGTON INCOME EQUITY FUND
                      HUNTINGTON INTERNATIONAL EQUITY FUND
                           HUNTINGTON MACRO 100 FUND
                        HUNTINGTON MID CORP AMERICA FUND
                          HUNTINGTON NEW ECONOMY FUND
                     HUNTINGTON REAL STRATEGIES FUND
                        HUNTINGTON ROTATING MARKETS FUND
                        HUNTINGTON SITUS SMALL CAP FUND

                    HUNTINGTON FIXED INCOME SECURITIES FUND
                 HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
                       HUNTINGTON MICHIGAN TAX-FREE FUND
                      HUNTINGTON MORTGAGE SECURITIES FUND
                         HUNTINGTON OHIO TAX-FREE FUND
           HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

                              INVESTMENT A SHARES
                              INVESTMENT B SHARES
                                  TRUST SHARES
                                INTERFUND SHARES

                      STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (SAI) contains information which may be of  interest  to  investors  in  The  Huntington  Funds (Trust) but which is not included in the applicable Prospectuses for Investment  A  Shares,  Investment B
Shares, Trust Shares, or Interfund Shares. This SAI is not a prospectus  and  is
only   authorized   for   distribution  when  accompanied  or  preceded  by  the
Prospectuses dated May 1, 2007,  for  Investment  A Shares, Investment B Shares,
Trust Shares, and Interfund Shares. This SAI should  be  read  together with the applicable  Prospectuses.  The SAI incorporates by reference the  Funds'  Annual
Report for the fiscal year ended December 31, 2006.  Investors may obtain a free copy of a Prospectus  or  Annual  Report by writing the Funds at, The Huntington
Funds, P.O. Box 6110, Indianapolis,  IN  46206,  or  by  telephoning  toll  free
800-253-0412.  These  documents  are  also  available  on  the Funds' website at
www.huntingtonfunds.com.   Capitalized terms used but not defined  in  this  SAI
have the same meanings as set forth in the Prospectuses.

                                  MAY 1, 2007

                                      - 1 -

HOW ARE THE FUNDS ORGANIZED?....................................................
SECURITIES IN WHICH THE FUNDS INVEST............................................
INVESTMENT PRACTICES............................................................
   ADJUSTABLE RATE NOTES........................................................
   AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS),
   CONTINENTAL DEPOSITARY RECEIPTS (CDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS)
   ASSET-BACKED SECURITIES (NON-MORTGAGE).......................................
   COMMON STOCK.................................................................
   CONVERTIBLE SECURITIES.......................................................
   CORPORATE DEBT...............................................................
   CREDIT-ENHANCED SECURITIES...................................................
   DEFENSIVE INVESTMENTS........................................................
   EQUITY SECURITIES............................................................
   EXCHANGE-TRADED COMMODITY FUNDS (ETCFS) ..............................
   FIXED INCOME SECURITIES......................................................
   FOREIGN CURRENCY OPTIONS.....................................................
   FOREIGN CURRENCY TRANSACTIONS................................................
   FORWARD FOREIGN CURRENCY AND FOREIGN CURRENCY FUTURES CONTRACTS..............
   FOREIGN SECURITIES...........................................................
   FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS...........................
   INDEX-BASED SECURITIES.......................................................
   INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS...............
   INFLATION-PROTECTED SECURITIES...............................................
   INTERESTS IN OTHER BUSINESS ORGANIZATIONS....................................
   MONEY MARKET INSTRUMENTS.....................................................
   BANK OBLIGATIONS.............................................................
   VARIABLE RATE DEMAND NOTES...................................................
   MONEY MARKET MUTUAL FUNDS....................................................
   MORTGAGE DOLLAR ROLL TRANSACTIONS............................................
   MORTGAGE-RELATED SECURITIES..................................................
   OPTIONS......................................................................
   PREFERRED STOCK..............................................................
   REAL ESTATE INVESTMENT TRUSTS (REITS)........................................
   REPURCHASE AGREEMENTS........................................................
   RESTRICTED AND ILLIQUID SECURITIES...........................................
   REVERSE REPURCHASE AGREEMENTS................................................
   SECURITIES OF OTHER INVESTMENT COMPANIES.....................................
   SECURITIES LENDING...........................................................
   SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES................................
   TAX-EXEMPT SECURITIES........................................................
   U.S. GOVERNMENT SECURITIES...................................................
   U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS.........................
   WARRANTS.....................................................................
   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS................................
   ZERO-COUPON SECURITIES.......................................................

                                      - 2 -

INVESTMENT RISKS................................................................
   RISKS OF ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS..........
   CALL RISK....................................................................
   CREDIT (OR DEFAULT) RISK.....................................................
   CURRENCY RISK................................................................
   DERIVATIVE CONTRACTS RISK....................................................
   DIVERSIFICATION RISK.........................................................
   EQUITY RISK..................................................................
   EXTENSION RISK...............................................................
   FOREIGN CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS......................
   FOREIGN INVESTMENT RISK......................................................
   INDEX-BASED SECURITIES RISK..................................................
   INTEREST RATE RISK...........................................................
   INVESTMENT STYLE RISK........................................................
   LEVERAGE RISK................................................................
   LIQUIDITY RISK...............................................................
   MARKET RISK..................................................................
   PREPAYMENT RISK..............................................................
   REAL ESTATE/REIT RISK........................................................
   SECURITY-SPECIFIC RISK.......................................................
   SPECIAL RISK FACTORS APPLICABLE TO THE OHIO MUNICIPAL MONEY MARKET FUND AND
   THE OHIO TAX-FREE FUND.......................................................
   SPECIAL RISK FACTORS APPLICABLE TO THE MICHIGAN TAX-FREE FUND................
   SPECIAL RISK FACTORS APPLICABLE TO THE FLORIDA TAX-FREE MONEY FUND...........
INVESTMENT RESTRICTIONS.........................................................
PORTFOLIO TURNOVER..............................................................
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?.................................
VOTING PROXIES ON FUND PORTFOLIO SECURITIES.....................................
PORTFOLIO HOLDINGS INFORMATION..................................................
CODE OF ETHICS..................................................................
FEES PAID BY THE FUNDS FOR SERVICES.............................................
PRINCIPAL HOLDERS OF SECURITIES.................................................
DETERMINATION OF NET ASSET VALUE................................................
TAXES...........................................................................
PERFORMANCE INFORMATION.........................................................
FINANCIAL STATEMENTS............................................................
INVESTMENT RATINGS..............................................................
APPENDIX........................................................................
ADDRESSES.......................................................................

                                      - 3 -

                                  DEFINITIONS

For convenience, we will use the following terms throughout this SAI.

"Advisers Act"       -- Investment Advisers Act of 1940.
"Advisor"            -- Huntington  Asset Advisors, Inc., the Trust's investment advisor.
"Code"               -- Internal Revenue Code of 1986, as amended.
"Distributor"        -- Edgewood Services, Inc., the Trust's distributor.
"Equity Funds"       -- Dividend Capture  Fund, Growth Fund, Income Equity Fund,
                        International Equity  Fund,  Macro  100  Fund,  Mid Corp
                        America  Fund,  New  Economy Fund, Real Strategies Fund,
                        Rotating Markets Fund and Situs Small Cap Fund.
"Federated"          -- Federated   Services   Company,    the    Trust's   sub-
                        administrator.
"Funds"              -- Each of the separate investment portfolios of the Trust.
"Huntington Bank"    -- The  Huntington  National Bank, the administrator,  fund accountant and custodian of the Funds.
"Income Funds"       -- Fixed Income Securities Fund, Intermediate Government
                        Income Fund, Michigan Tax-Free Fund, Mortgage Securities
                        Fund, Ohio Tax-Free Fund and Short/Intermediate Fixed
                        Income Securities Fund.
"Independent Trustees"--Trustees who are not  "interested persons" of the Trust, as defined in the 1940 Act.
 "Interested Trustees"--Trustees who are "interested  persons"  of the Trust, as defined in the 1940 Act.
"Money Market Funds" -- Florida  Tax-Free  Money  Fund, Money Market Fund,  Ohio
                        Municipal  Money Market Fund  and  U.S.  Treasury  Money
                        Market Fund.
"1940 Act"           -- The Investment Company Act of 1940.
"NRSRO"              -- Nationally Recognized  Statistical  Ratings Organization
                        such as Moody's Investor Service (Moody's) or Standard &
                        Poor's (S&P).
"Prospectus"         -- Each of the separate Prospectuses of the Funds.
"Single State Funds" -- Florida Tax-Free Money Fund, Ohio Municipal Money Market
                        Fund, Ohio Tax-Free Fund and Michigan Tax-Free Fund.
"Sub-Advisor"        -- Laffer   Investments,   Inc.,   the  Macro  100   Fund's
                        investment advisor.
"Tax-Exempt Funds"   -- Florida Tax-Free Money Fund, Ohio Municipal Money Market
                        Fund, Ohio Tax-Free Fund and Michigan Tax-Free Fund.

                         HOW ARE THE FUNDS ORGANIZED?

Each Fund covered by this SAI is a diversified portfolio  of  the  Trust, except for  the  Tax-Exempt  Funds  and  Real Strategies Fund which are non-diversified portfolios of the Trust. The Trust  was  originally  two  separate Massachusetts business  trusts: The Huntington Funds, established on February  10,  1987,  and
Huntington  VA  Funds,  established  on  June  30, 1999 (together, the "Original
Trusts").  The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006.  The Trust is registered under the 1940 Act, as an open-end management investment company. The
Trust  may offer separate series of Shares representing  interests  in  separate portfolios  of  securities.  The  Trust  operates  30 separate series, or mutual funds,  each  with  its  own  investment  objective  and  strategy.  A  separate
Prospectus  and  Statement of Additional Information offer 10  variable  annuity portfolios.

Effective May 1, 2003,  the  Huntington  Rotating Index Fund changed its name to the  Huntington  Rotating  Markets  Fund  in  connection  with  changes  to  its investment objective and policies, as described in its proxy statement and acted on at a special shareholder meeting held on April  17,  2003.  The changes allow the  Fund  to rotate investments among stocks comprising equity market  segments rather than indices.

The Board of Trustees ("Trustees") has established four classes of Shares of the
Funds. All of  the  Funds offer Investment A Shares and Trust Shares. All of the
Income Funds, the Equity  Funds,  and  the  Money Market Fund offer Investment B
Shares. Only the Money Market Fund offers Interfund  Shares. This SAI relates to all classes of Shares.

                      SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are:

      P = PRINCIPAL INVESTMENT OF A FUND;
      A = ACCEPTABLE (BUT NOT PRINCIPAL) INVESTMENT OF A FUND; OR
      N = NOT AN ACCEPTABLE INVESTMENT OF A FUND.

MONEY MARKET FUNDS                FLORIDA TAX-FREE MONEY   MONEY MARKET   OHIO MUNICIPAL MONEY MARKET   U.S. TREASURY MONEY MARKET
                                           FUND                FUND                  FUND                          FUND

FIXED INCOME SECURITIES
  Treasury Receipts                         N                   N                      N                            N
  U.S. Treasury Obligations                 A                   A                      A                            P
  U.S. Government Agency                    A                   P                      A                            A
Securities
  Bonds                                     A                   A                      A                            A
  Certificates of Deposit                   A                   A                      A                            N
  Corporate Debt Securities                 A                   A                      A                            N
  Commercial Paper                          A                   P                      A                            N
  Demand Notes                              A                   A                      A                            N
  Taxable Municipal Securities              A                   A                      A                            N
  Mortgage-backed Securities                N                   N                      N                            A
  Asset Backed Securities                   A                   A                      A                            A
  Zero Coupon Securities                    A                   A                      A                            A
  Bankers' Acceptances                      A                   A                      A                            N
  Credit Enhancement                        A                   A                      A                            N
TAX EXEMPT SECURITIES
  General Obligation Bonds                  P                   A                      P                            N
  Special Revenue Bonds                     P                   A                      P                            N
  Tax Exempt Commercial Paper               A                   A                      A                            N
  Tax Increment Financing Bonds             A                   A                      A                            N
  Municipal Notes                           P                   A                      P                            N
  Variable Rate Instruments                 P                   A                      P                            A
  Municipal Leases                          A                   A                      A                            N
SPECIAL TRANSACTIONS
  Repurchase Agreements                     A                   A                      A                            P
  Reverse Repurchase Agreements             A                   A                      A                            A
  Delayed Delivery Transactions             A                   A                      A                            A
  Securities Lending                        A                   A                      A                            A
  Illiquid Securities                       A                   A                      A                            A
  Restricted Securities                     A                   A                      A                            A
  Time Deposits                             A                   A                      A                            N
  When-Issued Securities                    A                   A                      A                            A
  Investment Company Securities             A                   A                      A                            A

                                      - 4 -

EQUITY FUNDS                            DIVIDEND CAPTURE FUND GROWTH FUND INCOME EQUITY FUND

EQUITY SECURITIES
  Common Stocks                                   P                P              P
  Preferred Stocks                                P                P              P
  Real Estate Investment Trusts                   P                A              A
  Warrants                                        A                A              A
  Other Business Organizations                    A                A              N
  Index-Based Securities                          A                A              A
  Exchange-Traded Commodity Funds                 N                N              N
FIXED INCOME SECURITIES
  Treasury Receipts                               A                A              A
  U.S. Treasury Obligations                       A                A              A
  U.S. Government Agency Securities               A                A              A
  Bonds                                           A                A              A
  Certificates of Deposit                         A                A              A
  Corporate Debt Securities                       A                A              A
  Commercial Paper                                A                A              A
  Demand Notes                                    A                A              A
  Mortgage-backed Securities                      A                A              A
  Asset Backed Securities                         N                N              N
  Zero Coupon Securities                          A                A              A
  Bankers' Acceptances                            A                A              A
  Investment Grade Securities                     A                A              A
 Convertible Securities                           A                A              A
TAX EXEMPT SECURITIES
  General Obligation Bonds                        N                N              A
  Special Revenue Bonds                           N                N              A
  Tax Exempt Commercial Paper                     N                N              A
  Tax Increment Financing Bonds                   N                N              A
  Municipal Notes                                 N                N              A
  Variable Rate Instruments                       A                A              A
  Municipal Leases                                N                N              A
FOREIGN SECURITIES
  American Depository Receipts                    A                A              A
  European Depository Receipts                    N                N              N
  Global Depository Receipts                      N                N              N
  Foreign Forward Currency Contracts              A                A              A
  Foreign Exchange Contracts                      N                N              N
  Obligations of Supranational Agencies           N                N              N
DERIVATIVE CONTRACTS
  Call and Put Options                            A                A              A
  Futures Contracts                               A                A              A
  Options                                         A                A              A
  Options on Currencies                           A                A              A
SPECIAL TRANSACTIONS
  Repurchase Agreements                           A                A              A
  Reverse Repurchase Agreements                   A                A              A
  Delayed Delivery Transactions                   A                A              A
  Securities Lending                              A                A              A

                                      - 5 -

EQUITY FUNDS (CONTINUED)        DIVIDEND CAPTURE FUND GROWTH FUND INCOME EQUITY FUND

  Illiquid Securities                     A                A              A
  Restricted Securities                   A                A              A
  Time Deposits                           A                A              A
  When-Issued Securities                  A                A              A
  Yankee Bonds                            A                A              A
  Investment Company Securities           A                A              A

EQUITY FUNDS                            INTERNATIONAL EQUITY FUND MACRO 100 FUND MID CORP AMERICA FUND

EQUITY SECURITIES
  Common Stocks                                     P                   P                  P
  Preferred Stocks                                  P                   A                  A
  Real Estate Investment Trusts                     A                   A                  A
  Warrants                                          A                   A                  A
  Other Business Organizations                      A                   A                  A
  Index-Based Securities                            A                   A                  A
  Exchange-Traded Commodity Funds                   N                   N                  N
FIXED INCOME SECURITIES
  Treasury Receipts                                 A                   A                  A
  U.S. Treasury Obligations                         A                   A                  A
  U.S. Government Agency Securities                 A                   A                  A
  Bonds                                             A                   A                  A
  Certificates of Deposit                           A                   A                  A
  Corporate Debt Securities                         A                   A                  A
  Commercial Paper                                  A                   A                  A
  Demand Notes                                      A                   A                  A
  Mortgage-backed Securities                        A                   A                  A
  Asset Backed Securities                           N                   N                  N
  Zero Coupon Securities                            A                   A                  A
  Bankers' Acceptances                              A                   A                  A
  Investment Grade Securities                       A                   A                  A
  Convertible Securities                            A                   A                  A
TAX EXEMPT SECURITIES
  General Obligation Bonds                          N                   N                  N
  Special Revenue Bonds                             N                   N                  N
  Tax Exempt Commercial Paper                       N                   N                  N
  Tax Increment Financing Bonds                     N                   N                  N
  Municipal Notes                                   N                   N                  N
  Variable Rate Instruments                         A                   A                  A
  Municipal Leases                                  N                   N                  N
FOREIGN SECURITIES
  American Depository Receipts                      A                   A                  A
  European Depository Receipts                      A                   A                  N
  Global Depository Receipts                        A                   A                  N
  Foreign Forward Currency Contracts                A                   A                  A
  Foreign Exchange Contracts                        A                   N                  N
  Obligations of Supranational Agencies             A                   N                  N
DERIVATIVE CONTRACTS
  Call and Put Options                              A                   A                  A
EQUITY FUNDS (CONTINUED)                INTERNATIONAL EQUITY FUND MACRO 100 FUND MID CORP AMERICA FUND
  Futures Contracts                                 A                   A                  A
  Options                                           A                   A                  A
  Options on Currencies                             A                   A                  A
SPECIAL TRANSACTIONS
  Repurchase Agreements                             A                   A                  A
  Reverse Repurchase Agreements                     A                   A                  A
  Delayed Delivery Transactions                     A                   A                  A
  Securities Lending                                A                   A                  A
  Illiquid Securities                               A                   A                  A
  Restricted Securities                             A                   A                  A
  Time Deposits                                     A                   A                  A
  When-Issued Securities                            A                   A                  A
  Yankee Bonds                                      A                   A                  A
  Investment Company Securities                     A                   A                  A

EQUITY FUNDS                        NEW ECONOMY FUND                                            ROTATING MARKETS FUND
                                                     SITUS SMALL CAP FUND REAL STRATEGIES FUND

EQUITY SECURITIES
  Common Stocks                            P                  P                      P                       P
  Preferred Stocks                         A                  A                      A                       A
  Real Estate Investment Trusts            A               A                  P                       A
  Warrants                                 A                  A                      A                       A
  Other Business Organizations             A                  A                      A                       N
  Index-Based Securities                   A                  A                      P                       P
 Exchange-Traded Commodity Funds           N                  N                  P                           N
FIXED INCOME SECURITIES
  Treasury Receipts                        A                  A                      A                       A
  U.S. Treasury Obligations                A                  A                      A                       A
  U.S. Government Agency Securities        A                  A                      A                       A
  Bonds                                    A                  A                      A                       A
  Certificates of Deposit                  A                  A                      A                       A
  Corporate Debt Securities                A                  A                      A                       A
  Commercial Paper                         A                  A                      A                       A
  Demand Notes                             A                  A                      A                       A
  Mortgage-backed Securities               A                  A                      A                       A
  Asset Backed Securities                  A                  A                      A                       N
  Zero Coupon Securities                   A                  A                      A                       A
  Bankers' Acceptances                     A                  A                      A                       A
  Inflation-Protected Securities           N                  N                      P                       N
  Investment Grade Securities              A                  A                      A                       A
  Convertible Securities                   A                  A                      A                       A
TAX EXEMPT SECURITIES
  General Obligation Bonds                 N                  N                      N                       N
  Special Revenue Bonds                    N                  N                      N                       N
  Tax Exempt Commercial Paper              N                  N                      N                       N
  Tax Increment Financing Bonds            N                  N                      N                       N
  Municipal Notes                          N                  N                      N                       N

                                      - 6 -

EQUITY FUNDS (CONTINUED)                NEW ECONOMY FUND                                           ROTATING MARKETS FUND
                                                         SITUS SMALL CAP FUND REAL STRATEGIES FUND

  Variable Rate Instruments                    A                  A                    N                     A
  Municipal Leases                             N                  N                    N                     N
FOREIGN SECURITIES
  American Depository Receipts                 A                  A                    P                     A
  European Depository Receipts                 A                  A                    A                     A
  Global Depository Receipts                   A                  A                    A                     A
  Foreign Forward Currency Contracts           A                  A                    A                     A
  Foreign Exchange Contracts                   N                  A                    A                     A
  Obligations of Supranational Agencies        N                  A                    A                     A
DERIVATIVE CONTRACTS
  Call and Put Options                         A                  A                    A                     A
  Futures Contracts                            A                  A                    A                     A
  Options                                      A                  A                    A                     A
  Options on Currencies                        A                  A                    A                     A
SPECIAL TRANSACTIONS
  Repurchase Agreements                        A                  A                    A                     A
  Reverse Repurchase Agreements                A                  A                    A                     A
  Delayed Delivery Transactions                A                  A                    A                     A
  Securities Lending                           A                  A                    A                     A
  Illiquid Securities                          A                  A                    A                     A
  Restricted Securities                        A                  A                    A                     A
  Time Deposits                                A                  A                    A                     A
  When-Issued Securities                       A                  A                    A                     A
  Yankee Bonds                                 A                  A                    A                     A
  Investment Company Securities                A                  A                    A                     A

                                      - 7 -

INCOME FUNDS                        FIXED INCOME       INTERMEDIATE GOVERNMENT INCOME                    MICHIGAN
                                  SECURITIES FUND                   FUND                              TAX-FREE FUND

FIXED INCOME SECURITIES
  Treasury Receipts                      A                            N                                     N
  U.S. Treasury Obligations              A                            P                                     A
  U.S. Government Agency                 P                            P                                     A
Securities
  Bonds                                  A                            A                                     N
  Certificates of Deposit                A                            A                                     A
  Corporate Debt Securities              P                            A                                     N
  Commercial Paper                       A                            A                                     A
  Demand Notes                           A                            A                                     A
  Taxable Municipal Securities           A                            A                                     A
  Mortgage-backed Securities             A                            P                                     A
  Mortgage Dollar Rolls                  A                            A                                     N
  Asset Backed Securities                A                            A                                     N
  Zero Coupon Securities                 A                            A                                     A
  Bankers' Acceptances                   A                            A                                     A
  Credit Enhancement                     A                            A                                     A
  Investment Grade Securities            A                            A                                     A
  Convertible Securities                 A                            N                                     N
TAX EXEMPT SECURITIES
  General Obligation Bonds               A                            A                                     P
  Special Revenue Bonds                  A                            A                                     P
  Tax Exempt Commercial Paper            A                            A                                     A
  Tax Increment Financing                A                            A                                     A
Bonds
  Municipal Notes                        A                            A                                     A
  Variable Rate Instruments              A                            A                                     A
  Municipal Leases                       A                            A                                     A
FOREIGN SECURITIES
  Foreign Forward Currency               A                            N                                     N
Contracts
DERIVATIVE CONTRACTS
  Futures Contracts                      A                            A                                     A
  Options                                A                            A                                     A
  Options on Currencies                  A                            A                                     N
SPECIAL TRANSACTIONS
  Repurchase Agreements                  A                            A                                     A
  Reverse Repurchase                     A                            A                                     A
Agreements
  Delayed Delivery                       A                            A                                     A
Transactions
  Securities Lending                     A                            A                                     A
  Illiquid Securities                    A                            A                                     A
  Restricted Securities                  A                            A                                     A
  Time Deposits                          A                            A                                     A
  When-Issued Securities                 A                            A                                     A
  Yankee Bonds                           A                            A                                     N
  Investment Company                     A                            A                                     A
Securities
EQUITY SECURITIES
  Common Stocks                          N                            N                                     N
  Preferred Stocks                       A                            N                                     N
  Real Estate Investment                 A                            N                                     A
Trusts
  Warrants                               A                            A                                     N
  INCOME FUNDS (CONTINUED)      FIXED INCOME SECURITIES      INTERMEDIATE GOVERNMENT                     MICHIGAN
                                          FUND                     INCOME FUND                        TAX-FREE FUND
  Index-Based Securities                   N                            N                                   N
  Exchange-Traded Commodity                N                            N                                   N
Funds
INCOME FUNDS                    MORTGAGE SECURITIES FUND       OHIO TAX-FREE FUND            SHORT/ INTERMEDIATE FIXED INCOME
                                                                                                     SECURITIES FUND
FIXED INCOME SECURITIES
  Treasury Receipts                        N                            N                                   N
  U.S. Treasury Obligations                A                            A                                   P
  U.S. Government Agency                   A                            A                                   P
Securities
  Bonds                                    A                            N                                   A
  Certificates of Deposit                  A                            A                                   A
  Corporate Debt Securities                A                            N                                   P
  Commercial Paper                         A                            A                                   A
  Demand Notes                             A                            A                                   A
  Taxable Municipal Securities             A                            A                                   A
  Mortgage Dollar Rolls                    A                            A                                   N
  Mortgage-backed Securities               P                            N                                   A
  Asset Backed Securities                  A                            N                                   A
  Zero Coupon Securities                   A                            A                                   A
  Bankers' Acceptances                     A                            A                                   A
  Credit Enhancement                       A                            A                                   A
  Investment Grade Securities              A                            A                                   A
  Convertible Securities                   A                            N                                   A
TAX EXEMPT SECURITIES
  General Obligation Bonds                 A                            P                                   A
  Special Revenue Bonds                    A                            P                                   A
  Tax Exempt Commercial Paper              A                            A                                   A
  Tax Increment Financing                  A                            A                                   A
Bonds
  Municipal Notes                          A                            A                                   A
  Variable Rate Instruments                A                            A                                   A
  Municipal Leases                         A                            A                                   A
FOREIGN SECURITIES
  Foreign Forward Currency                 N                            N                                   A
Contracts
DERIVATIVE CONTRACTS
  Futures Contracts                        A                            A                                   A
  Options                                  A                            A                                   A
  Options on Currencies                    N                            N                                   N
SPECIAL TRANSACTIONS
  Repurchase Agreements                    A                            A                                   A
  Reverse Repurchase                       A                            A                                   A
Agreements
  Delayed Delivery                         A                            A                                   A
Transactions
  Securities Lending                       A                            A                                   A
  Illiquid Securities                      A                            A                                   A
  Restricted Securities                    A                            A                                   A
  Time Deposits                            A                            A                                   A
  When-Issued Securities                   A                            A                                   A
  Yankee Bonds                             N                            N                                   A

                                      - 8 -

INCOME FUNDS (CONTINUED)          MORTGAGE SECURITIES FUND OHIO TAX-FREE FUND SHORT/ INTERMEDIATE FIXED INCOME SECURITIES FUND

  Investment Company Securities              A                     A                                 A
EQUITY SECURITIES
  Common Stocks                              A                     N                                 N
  Preferred Stocks                           A                     N                                 N
  Real Estate Investment Trusts              A                     N                                 N
  Warrants                                   A                     A                                 N
  Index-Based Securities                     N                     N                                 N
  Exchange-Traded Commodity Funds            N                     N                                 N

                             INVESTMENT PRACTICES

The Prospectuses discuss the principal investment strategies of the Funds. Below you  will  find  more  detail  about  the  types of investments  and  investment practices permitted by each Fund, as noted in  the  preceding  table,  including those which are not part of a Fund's principal investment strategy.

ADJUSTABLE RATE NOTES

The categories of Fixed Income Securities and Tax Exempt Securities may  include
"adjustable  rate  notes,"  which  include variable rate notes and floating rate notes. For Money Market Fund purposes,  a  variable rate note is one whose terms provide for the readjustment of its interest  rate  on  set dates and that, upon such  readjustment,  can  reasonably  be  expected to have a market  value  that approximates its amortized cost; the degree  to  which  a  variable  rate note's market  value  approximates  its amortized cost subsequent to readjustment  will depend on the frequency of the  readjustment of the note's interest rate and the length of time that must elapse before  the  next  readjustment. A floating rate note  is  one  whose terms provide for the readjustment  of  its  interest  rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have  a  market  value  that  approximates  its  amortized  cost.
Variable  or floating rate securities may have provisions that allow them to  be tendered back  to  remarketing  agents  at  par  value  plus  accrued  interest.
Liquidity for these securities is provided by irrevocable letters of credit  and stand-by  purchase  agreements.  The  absence  of  an  active  secondary market, however,  could  make  it  difficult  for  the Fund to dispose of a variable  or floating rate note in the event the issuer of  the note defaulted on its payment obligations and the Fund could, as a result or for  other reasons, suffer a loss to the extent of the default. Variable or floating rate  notes may be secured by bank  letters of credit or insured as to payment of principal  and  interest.  A demand  instrument  with  a  demand  notice  period  exceeding seven days may be considered  illiquid  if there is no secondary market for  such  security.  Such security  will be subject  to  a  Fund's  limitation  governing  investments  in
"illiquid"  securities,  unless  such notes are subject to a demand feature that will permit the Fund to receive payment  of  the  principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

  AMERICAN  DEPOSITARY  RECEIPTS  (ADRS), EUROPEAN DEPOSITARY  RECEIPTS  (EDRS),
CONTINENTAL DEPOSITARY RECEIPTS (CDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS)

ADRs  are  securities, typically issued  by  a  U.S.  financial  institution  (a
"depositary"),  that  evidence  ownership  interests  in a security or a pool of securities issued by a foreign issuer and deposited with  the  depositary.  ADRs include  American  Depositary  Shares  and  New  York  Shares.  EDRs, which  are sometimes referred to as CDRs, are securities, typically  issued  by  a non-U.S.
financial institution, that evidence ownership interests in a security or a pool of  securities  issued  by  either  a  U.S.  or foreign issuer.  GDRs are issued
globally  and  evidence a similar ownership arrangement.   Generally,  ADRs  are
designed for trading  in  the  U.S.  securities  markets,  EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-
U.S.  securities  markets.   ADRs,  EDRs,  CDRs  and  GDRs may be available  for
investment  through  "sponsored"  or  "unsponsored"  facilities.    A  sponsored
facility  is  established  jointly by the issuer of the security underlying  the receipt and a depositary, whereas  an unsponsored facility may be established by a depositary without participation by  the  issuer  of  the receipt's underlying security.  Holders of an unsponsored depositary receipt generally  bear  all the costs  of  the  unsponsored facility.  The depositary of an unsponsored facility frequently is under  no  obligation  to  distribute  shareholder  communications received  from  the issuer of the deposited security or to pass through  to  the holders of the receipts voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES (NON-MORTGAGE)

Asset-backed securities  are  instruments  secured by company receivables, truck and  auto  loans,  leases,  and  credit card receivables.  Such  securities  are
generally  issued  as  pass-through  certificates,   which  represent  undivided
fractional  ownership  interests  in  the  underlying  pools   of  assets.  Such
securities also may be debt instruments, which are also known as  collateralized obligations  and  are generally issued as the debt of a special purpose  entity, such as a trust, organized  solely  for  the  purpose  of owning such assets and issuing such debt.

The purchase of non-mortgage asset-backed securities raises  risk considerations peculiar  to  the financing of the instruments underlying such securities.  Like mortgages underlying  mortgage-backed  securities,  underlying  automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which  may  reduce  the  overall  return  to  certificate holders. Nevertheless, principal prepayment rates tend not to vary as  much  in  response to changes in interest rates and the short-term nature of the underlying  car  loans  or other receivables  tend  to  dampen  the impact of any change in the prepayment level.
Certificate holders may also experience delays in payment on the certificates if the  full amounts due on underlying  sales  contracts  or  receivables  are  not realized  by the trust because of unanticipated legal or administrative costs of enforcing the  contracts  or because of depreciation or damage to the collateral
(usually automobiles) securing certain contracts, or other factors.

COMMON STOCK

Common stock is a type of equity security which represents an ownership interest in a corporation and the right  to a portion of the assets of the corporation in the  event  of liquidation. This right,  however,  is  subordinate  to  that  of preferred stockholders  and  any  creditors, including holders of debt issued by the  corporation. Owners of common stock  are  generally  entitled  to  vote  on important matters. A corporation may pay dividends on common stock.

CONVERTIBLE SECURITIES

Convertible  securities include fixed income securities that may be exchanged or converted into  a  predetermined  number  of  shares  of the issuer's underlying common stock at the option of the holder during a specified  period. Convertible securities  may take the form of convertible preferred stock, convertible  bonds or debentures,  units consisting of "usable" bonds and warrants or a combination of the features of  several  of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment  strategies.  A  Fund  will  exchange or convert  the  convertible  securities  held in its portfolio into shares of  the
underlying  common  stock  when,  in  the  Advisor's   opinion,  the  investment
characteristics  of  the  underlying  common  shares  will assist  the  Fund  in achieving  its  investment  objective.  Otherwise the Fund  may  hold  or  trade convertible securities.

CORPORATE DEBT (INCLUDING BONDS, NOTES AND DEBENTURES)

Corporate debt includes any obligation of  a  corporation  to  repay  a borrowed amount at maturity and usually to pay the holder interest at specific intervals.
Corporate  debt can have a long or short maturity and is often rated by  one  or more NRSROs. See the Appendix to this SAI for a description of these ratings.

In addition,  the credit risk of an issuer's debt security may vary based on its priority for repayment.  For  example,  higher  ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that  the  issuer  might  not  make  payments on subordinated  securities  while continuing to make payments on senior  securities.  In addition, in the event of bankruptcy, holders of senior securities  may  receive amounts otherwise payable to the holders of subordinated securities.  Some  subordinated  securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments  under  certain circumstances.  For example, insurance companies  issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

CREDIT-ENHANCED SECURITIES

Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence  of  a  guarantee,  letter  of  credit,  insurance or unconditional  demand  feature. In most cases, the Advisor evaluates the  credit quality  and ratings of credit-enhanced  securities  based  upon  the  financial condition and ratings of the party providing the credit enhancement (the "credit enhancer") rather than the issuer. However, except where prohibited by Rule 2a-7 under the  1940  Act,  credit-enhanced  securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets  in  securities  issued,  guaranteed or otherwise  credit enhanced by the credit enhancer, in which case the  securities will be treated  as  having  been  issued  both  by  the  issuer  and the credit enhancer.  The  bankruptcy, receivership or default of the credit enhancer  will adversely affect  the  quality  and  marketability of the underlying security. A default on the underlying security or  other  event  that  terminates  a  demand feature  prior  to  its  exercise  will  adversely  affect  the liquidity of the underlying security.

The Money Market Funds are subject to the diversification requirements  relating to  credit-enhanced  securities  imposed  by Rule 2a-7 of the 1940 Act. The Ohio
Municipal Money Market Fund may not invest,  with  respect  to  75% of its total assets, more than 10% of its total assets in the credit-enhanced  securities  of one credit enhancer.

DEFENSIVE INVESTMENTS

At  times  the  Advisor  may determine that conditions in securities markets may make pursuing a Fund's principal  investment  strategies  inconsistent  with the best  interests  of  the  Fund's  shareholders.  At  such times, the Advisor may
temporarily   use   alternative   strategies,  primarily  designed   to   reduce
fluctuations in the value of a Fund's  assets.  In  implementing these temporary
"defensive" strategies, a Fund may temporarily place  all  or  a  portion of its assets  in  cash, U.S. Government securities, debt securities which the  Advisor considers to  be of comparable quality to the acceptable investments of the Fund
and  other  investments   which  the  Advisor  considers  consistent  with  such
strategies.  In  the case of  the  Single  State  Funds,  a  Fund's  alternative strategies may give  rise  to  income  which is not exempt from federal or state taxes.

EQUITY SECURITIES

Equity securities include both foreign and  domestic  common  stocks,  preferred stocks, securities convertible or exchangeable into common or preferred  stocks,
and   other   securities   which   the   Advisor   believes  have  common  stock
characteristics, such as rights and warrants.

EXCHANGE-TRADED COMMODITY FUNDS (ETCFS)

ETCFs invest in commodities, either directly or through derivative contracts and are treated as partnerships or grantor trusts for U.S.  tax  purposes. ETCFs may invest  in  a  single  commodity  (such as gold) or manage a pool of  derivative contracts that tracks a commodity index  (such  as  the  Dow Jones-AIG Commodity
Index).

FIXED INCOME SECURITIES

Fixed  income  securities  include  corporate debt securities,  U.S.  Government securities, mortgage-related securities,  tax-exempt  securities  and  any other securities which provide a stream of fixed payments to the holder.

FOREIGN CURRENCY OPTIONS (ALSO SEE "OPTIONS")

Options  on  foreign currencies operate similarly to options on securities,  and are traded primarily  in  the over-the-counter market (so-called "OTC options"), although options on foreign  currencies  have  recently  been  listed on several exchanges.  Options will be purchased or written only when the Advisor  believes that a liquid  secondary  market  exists  for  such  options.  There  can  be no assurance  that a liquid secondary market will exist for a particular option  at any specific  time.  Options  on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

Purchases and sales of options  may be used to increase current return. They are also  used  in  connection  with hedging  transactions.  See  "Foreign  Currency
Transactions."

Writing covered call options  on  currencies  may  offset  some  of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and  call  options on foreign currency futures contracts and on foreign currencies. A put option on a  futures  contract  gives  a  Fund the right to assume a short position in the futures contract until expiration  of  the  option.  A  call option on a futures contract  gives  a  Fund  the  right to assume a long position  in  the  futures contract until the expiration of the option.

The value of a foreign currency  option  is  dependent  upon  the  value  of the foreign  currency  and  the  U.S.  dollar,  and  may have no relationship to the investment merits of a foreign security. Because foreign  currency  transactions occurring  in  the  interbank  market involve substantially larger amounts  than those that may be involved in the  use  of  foreign  currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying  foreign  currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or  other  market  sources  be  firm  or  revised  on  a timely basis. Available quotation information is generally representative of very  large transactions in the  interbank  market and thus may not reflect relatively smaller  transactions
(less than $1 million)  where  rates may be less favorable. The interbank market in foreign currencies is a global,  around-the-clock  market. To the extent that the  U.S.  options  markets  are  closed  while the markets for  the  underlying currencies remain open, significant price and  rate  movements may take place in the  underlying markets that cannot be reflected in the  U.S.  options  markets.
Options contracts are generally valued at the mean of the bid and asked price as reported  on  the  highest-volume  exchange  (in  terms  of the number of option contracts traded for that issue) on which such options are traded.

FOREIGN CURRENCY TRANSACTIONS

Foreign currency transactions include purchasing and selling foreign currencies, entering  into  forward  or  futures  contracts  to  purchase  or  sell  foreign
currencies   (see   "Forward  Foreign  Currency  and  Foreign  Currency  Futures
Contracts"), and purchasing  and  selling  options  on  foreign  currencies (see
"Foreign Currency Options"). Foreign currency transactions may be  used to hedge against uncertainty in the level of future foreign currency exchange  rates  and to increase current return.

Purchases  and  sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both "transaction hedging"
and "position hedging."

Transaction hedging  involves  entering  into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities.  Transaction  hedging  is  used to
"lock  in"  the U.S. dollar price of a security to be purchased or sold, or  the
U.S. dollar equivalent  of a dividend or interest payment in a foreign currency.
The goal is to protect against  a possible loss resulting from an adverse change in the relationship between the U.S.  dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment  is  declared,  and  the date on which such payments are made or received.

Position hedging involves entering into foreign currency transactions  either to protect  against:  (i)  a decline in the value of a foreign currency in which  a security held or to be sold  is denominated; or (ii) an increase in the value of a foreign currency in which a  security  to  be  purchased  is  denominated.  In connection  with  position  hedging,  a Fund may purchase put or call options on foreign currency and foreign currency futures  contracts and buy or sell forward contracts and foreign currency futures contracts.

Neither  transaction  nor  position  hedging  eliminates   fluctuations  in  the
underlying prices of the securities which a Fund owns or intends  to purchase or sell.  They  simply establish a rate of exchange which can be achieved  at  some future point in  time.  Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential  gain  which  might  result from the increase in the value of such currency.

Hedging transactions are subject to correlation risk  due  to  the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future  value  of  such  securities  in  foreign  currencies  will change  as  a consequence  of market movements in the values of those securities  between  the dates the currency  exchange  transactions  are  entered into and the dates they mature.

FORWARD FOREIGN CURRENCY AND FOREIGN CURRENCY FUTURES CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any  fixed  number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the  holder  has the unilateral  right to cancel the contract at maturity by paying a specified  fee.
The contracts  are  traded  in  the  interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A foreign currency futures contract is  a  standardized  contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures  contracts  traded  in the  United  States  are  designed  by  and traded on exchanges regulated by the
Commodity Futures Trading Commission (CFTC),  such  as  the  New York Mercantile
Exchange.

Forward  foreign  currency  contracts  differ  from  foreign  currency   futures
contracts  in  certain  respects.  For  example,  the maturity date of a forward contract may be any fixed number of days from the date  of  the  contract agreed upon by the parties, rather than a predetermined date in a given month.  Forward contracts  may  be  in  any  amounts  agreed  upon  by  the  parties rather than predetermined  amounts.  Also,  forward  foreign currency contracts  are  traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract,  a  Fund  may either accept or make  delivery  of  the currency specified in the contract, or at  or  prior  to maturity enter into a  closing  transaction involving the purchase or sale of an offsetting contract. Closing transactions  with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a  commodities exchange; a clearing corporation  associated  with  the  exchange assumes responsibility for closing out such contracts.

Forward foreign currency contracts and foreign currency futures contracts can be used  to  increase  current  return.  They are also used in connection with both
"transaction   hedging"   and   "position  hedging."   See   "Foreign   Currency
Transactions."

Among the risks of using foreign  currency  futures  contracts  is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market.  Although it is intended  that  any  Fund  using foreign currency futures contracts and  related options will only purchase or  sell  them  on exchanges or boards of trade where there appears to be an active secondary market,  there  is  no  assurance that a secondary market on an exchange or board of trade will exist for  any particular contract  or  option  or  at any particular time. In such event, it may  not  be possible to close a futures  or  related  option  position  and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

In addition, it is impossible to forecast with precision the  market  value of a security  at  the  expiration  or  maturity  of  a  forward or futures contract.
Accordingly, it may be necessary to purchase additional  foreign currency on the spot market (and bear the expense of such purchase) if the  market  value of the security  being  hedged  is  less than the amount of foreign currency a Fund  is obligated to deliver and if a  decision  is  made  to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon  the  sale  of the hedged portfolio  security if the market value of such security exceeds the  amount  of foreign currency a Fund is obligated to deliver.

When a Fund  purchases  or  sells  a futures contract, it is required to deposit with its custodian an amount of cash  or  U.S.  Treasury  bills  up to 5% of the amount  of  the futures contract. This amount is known as "initial margin."  The nature  of  initial  margin  is  different  from  that  of  margin  in  security
transactions   in   that   it  does  not  involve  borrowing  money  to  finance
transactions. Rather, initial  margin  is  similar to a performance bond or good faith  deposit  that is returned to a Fund upon  termination  of  the  contract, assuming a Fund satisfies its contractual obligation.

Subsequent payments  to  and from the broker occur on a daily basis in a process known as "marking to market."  These payments are called "variation margin," and are  made  as  the  value of the underlying  futures  contract  fluctuates.  For example, when a Fund  sells  a  futures contract and the price of the underlying currency rises above the delivery  price, the Fund's position declines in value.
The Fund then pays a broker a variation  margin  payment equal to the difference between the delivery price of the futures contract  and  the market price of the currency  underlying  the  futures  contract. Conversely, if the  price  of  the underlying currency falls below the delivery  price  of the contract, the Fund's futures  position  increases  in value. The broker then must  make  a  variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

When a Fund terminates a position  in  a futures contract, a final determination of variation margin is made, additional  cash is paid by or to the Fund, and the
Fund  realizes  a  loss or gain. Such closing  transactions  involve  additional commission costs.

FOREIGN SECURITIES (INCLUDING EMERGING MARKETS)

Foreign securities are  those  securities  which are issued by companies located outside  the  United  States and principally traded  in  foreign  markets.  This includes equity and debt  securities  of  foreign  entities  and  obligations of foreign branches of U.S. and foreign banks. Permissible investments  may consist of  obligations  of  foreign  branches  of  U.S.  banks  and foreign or domestic branches of foreign banks, including European Certificates  of Deposit, European
Time Deposits, Canadian Time Deposits and Yankee Certificates  of  Deposits, and
investments  in Canadian Commercial Paper, foreign securities and Europaper.  In addition, the Funds may invest in depositary receipts. The Funds may also invest
in  securities   issued   or  guaranteed  by  foreign  corporations  or  foreign
governments, their political  subdivisions,  agencies  or  instrumentalities and obligations  of  supranational  entities such as the World Bank  and  the  Asian
Development Bank. Investment in foreign  securities  is  subject  to a number of special risks.

Since  foreign  securities  are  normally  denominated  and  traded  in  foreign currencies,  the  value  of  a  Fund's assets invested in such securities may be affected  favorably or unfavorably  by  currency  exchange  rates  and  exchange control regulation.  Exchange  rates  with  respect to certain currencies may be particularly volatile. Additionally, although  foreign  exchange  dealers do not charge  a  fee  for currency conversion, they do realize a profit based  on  the difference (the "spread")  between  prices  at  which  they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a  Fund  desire  to resell that currency to the dealer.

There  may  be less information publicly available about a foreign company  than about a U.S.  company,  and  foreign  companies  are  not  generally  subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid  and at times more volatile than securities of comparable U.S. companies.
Foreign brokerage  commissions  and other fees are also generally higher than in the  United States. Foreign settlement  procedures  and  trade  regulations  may involve certain risks (such as delays in payment or delivery of securities or in the recovery  of  a  Fund's  assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, with respect to certain  foreign  countries, there is a possibility of nationalization or expropriation of assets, confiscatory  taxation, political or  financial  instability  and diplomatic developments which could  affect  the value of investments in those  countries.  In  certain countries, legal remedies available to investors may be more limited than  those available with respect to investments in the United States or other countries.  The  laws  of some foreign countries may limit a Fund's ability to invest in securities of certain  issuers located  in  those  countries.  Special  tax  considerations  apply  to  foreign securities.

The International Equity Fund, Situs Small Cap Fund and Real Strategies Fund may
invest  in  the  securities  of  emerging  market issuers. Investing in emerging market  securities  involves risks which are in  addition  to  the  usual  risks inherent in foreign investments.  Some emerging markets countries may have fixed or  managed  currencies that are not  free-floating  against  the  U.S.  dollar.
Further, certain  currencies may not be traded internationally. Certain of these currencies have experienced  a  steady  devaluation relative to the U.S. dollar.
Any devaluation in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

Some countries with emerging securities markets  have  experienced  substantial, and in some periods extremely high, rates of inflation for many years. Inflation and  rapid  fluctuation  in  inflation  rates have had and may continue to  have negative effects on the economies and securities  markets  of certain countries.
Moreover,  the economies of some countries may differ favorably  or  unfavorably from the U.S.  economy  in  such  respects  as  rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political  change and balance of payments  position. Further, there may be greater difficulties  or  restrictions with respect to investments made in emerging markets countries.

Emerging markets  typically have substantially less volume than U.S. markets. In addition, securities  in  many of such markets are less liquid, and their prices often are more volatile, than  securities  of  comparable  U.S.  companies. Such markets often have different clearance and settlement procedures for  securities transactions,  and  in some markets there have been times when settlements  have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions.  Delays  in  settlement  could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries
also  could  cause  the  Fund  to  miss  attractive  investment   opportunities.
Satisfactory  custodial  services may not be available in some emerging  markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.

Each of the Equity Funds,  Fixed  Income  Securities Fund and Short/Intermediate
Fixed Income Securities Fund may invest in  foreign securities. The Fixed Income
Securities Fund and Short/Intermediate Fixed  Income  Securities  Fund, however, may  only  invest  up  to 10% of their net assets in non-U.S. dollar-denominated bonds.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

A  futures contract is a  binding  contractual  commitment  which,  if  held  to maturity,  will result in an obligation to make or accept delivery of a security at a specified  future  time and price. By purchasing futures (assuming a "long"
position) a Fund will legally  obligate  itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a
"short" position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued  by  or  under  the  direction of the
Trustees.  Positions  taken  in  the  futures markets are not normally  held  to maturity, but are instead liquidated through  offsetting  transactions which may result  in  a profit or a loss. While futures positions taken  by  a  Fund  will usually be liquidated  in  this manner, a Fund may instead make or take delivery of the underlying securities  whenever  it  appears economically advantageous to the Fund to do so. A clearing corporation associated  with the exchange on which futures  are  traded  assumes responsibility for such closing  transactions  and guarantees  that the Fund's  sale  and  purchase  obligations  under  closed-out positions will  be  performed  at  the  termination  of  the  contract.  Futures contracts are considered to be commodity contracts. The Funds have  claimed  an  exclusion  from  the  definition of the term "commodity  pool operator" under the Commodity Exchange Act  and,  therefore,  are not subject to registration or regulation as a commodity pool operator under the Act.

Hedging by use of futures on debt securities seeks to establish  more  certainly than  would  otherwise  be  possible  the  effective rate of return on portfolio securities. A Fund may, for example, take a  "short"  position  in  the  futures market  by selling contracts for the future delivery of debt securities held  by the Fund  (or  securities  having  characteristics  similar to those held by the
Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities.  When  hedging of this  character  is  successful,  any  depreciation  in  the  value of portfolio securities may be offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing  futures  on debt  securities.  This  would be done, for example, when the Advisor expects to purchase for a Fund particular  securities  when  it has the necessary cash, but expects the rate of return available in the securities  markets  at that time to be less favorable than rates currently available in the futures markets.  If the anticipated  rise  in  the  price  of  the  securities  should  occur  (with its concomitant  reduction  in  yield), the increased cost to the Fund of purchasing the securities may be offset  by  the  rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful use by a Fund of futures contracts  on  debt securities is subject to the  Advisor's  ability  to  predict correctly movements  in  the  direction  of interest rates and other factors  affecting  markets  for  debt  securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities  held by it  and the prices of such securities increase instead, the Fund will lose  part or all  of  the  benefit  of  the increased value of its securities which it has hedged because it will have offsetting  losses  in  its  futures  positions.  In addition,  in such situations, if the Fund has insufficient cash, it may have to sell securities  to  meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund may purchase and write put and call options on debt futures contracts, as they become available.  Such options are similar to options on securities except that options on futures contracts  give  the  purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of  the  option. As with options on securities,  the  holder or writer of an option may terminate  its  position  by selling or purchasing  an  option of the same series. There is no guarantee that such closing transactions can  be  effected.  A Fund will be required to deposit initial margin and variation margin with respect  to  put  and  call  options on futures  contracts  written  by  it  pursuant to brokers' requirements, and,  in addition,  net option premiums received  will  be  included  as  initial  margin deposits. See  "Margin  Payments"  below.  Compared  to  the purchase or sale of futures  contracts,  the  purchase of call or put options on  futures  contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options  plus  transactions  costs.  However,  there may be circumstances  when  the purchases of call or put options on a futures  contract would result in a loss  to  a  Fund  when  the  purchase  or sale of the futures contracts  would not, such as when there is no movement in the  prices  of  debt securities.  The  writing of a put or call option on a futures contract involves risks similar to those  risks  relating  to  the  purchase  or  sale  of futures contracts.

Margin  payments.  When  a  Fund  purchases  or sells a futures contract, it  is required to deposit with its custodian an amount  of  cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures  contract.  This  amount  is known as "initial margin".  The  nature  of initial margin is different from that  of  in  security  transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that  is  returned to the
Fund  upon  termination  of  the  contract,  assuming  the  Fund  satisfies  its contractual obligations. Subsequent payments to and from the broker  occur  on a daily basis in a process known as "marking to market". These payments are called
"variation  margin" and are made as the value of the underlying futures contract fluctuates. For  example,  when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund  then  pays  the  broker  a variation margin payment equal to the difference between the delivery price of the  futures  contract and the  market price of the securities underlying the futures contract. Conversely, if the  price  of  the underlying security falls below the delivery price of the contract, the Fund's  futures  position increases in value. The broker then must make a variation margin payment  equal  to  the  difference between the delivery price of the futures contract and the market price  of the securities underlying the futures contract.

When a Fund terminates a position in a futures contract,  a  final determination of variation margin is made, additional cash is paid by or to  the Fund, and the
Fund  realizes  a  loss or a gain. Such closing transactions involve  additional commission costs.

Liquidity risks. Positions  in  futures  contracts  may be closed out only on an exchange or board of trade which provides a secondary  market  for such futures.
Although  the  Trust  intends  to purchase or sell futures only on exchanges  or boards of trade where there appears  to  be an active secondary market, there is no assurance that a liquid secondary market  on  an  exchange  or board of trade will exist for any particular contract or at any particular time.  If  there  is not  a  liquid  secondary market at a particular time, it may not be possible to close a futures position  at  such  time  and,  in  the  event  of adverse price movements, a Fund would continue to be required to make daily cash  payments  of variation  margin.  However,  in  the  event financial futures are used to hedge portfolio securities, such securities will  not  generally  be  sold  until  the financial  futures  can be terminated. In such circumstances, an increase in the price of the portfolio  securities,  if  any, may partially or completely offset losses on the financial futures.

In  addition  to the risks that apply to all  options  transactions,  there  are several special  risks  relating to options on futures contracts. The ability to establish and close out positions  in  such  options  will  be  subject  to  the development and maintenance of a liquid secondary market. It is not certain that such  a  market will develop. Although a Fund generally will purchase only those options for  which  there  appears to be an active secondary market, there is no assurance that a liquid secondary  market  on  an  exchange  will  exist for any particular option or at any particular time. In the event no such market  exists for  particular options, it might not be possible to effect closing transactions in such  options,  with  the  result  that  the  Fund would have to exercise the options in order to realize any profit.

Hedging risks. There are several risks in connection  with  the use by a Fund of futures  contracts  and  related  options as a hedging device. One  risk  arises because of the imperfect correlation  between  movements  in  the  prices of the futures  contracts  and options and movements in the prices of securities  which are the subject of the  hedge. The Advisor will, however, attempt to reduce this risk by purchasing and selling,  to  the  extent possible, futures contracts and related options on securities and indices the  movements  of  which will, in its judgment,  correlate  closely  with  movements  in  the prices of the  portfolio securities sought to be hedged.

Successful use of futures contracts and options by a  Fund  for hedging purposes is also subject to the Advisor's ability to predict correctly  movements  in the direction of the market. It is possible that, where a Fund has purchased puts on futures  contracts  to  hedge its portfolio against a decline in the market, the securities or index on which  the  puts  are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the
Fund would lose money on the puts and also  experience a decline in value in its portfolio  securities. In addition, the prices  of  futures,  for  a  number  of reasons, may not correlate perfectly with movements in the underlying securities or index due  to  certain  market  distortions.  First,  all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying  security  or index and futures markets. Second, the margin requirements in the futures markets  are less  onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets  do.  Increased  participation by speculators in the futures markets may also  cause  temporary price  distortions.  Due  to  the  possibility  of  price distortion, even  a correct forecast of general market trends by the Advisor may still not result in  a  successful  hedging  transaction  over a very short time period.

Other risks. Funds will incur brokerage fees in connection  with  their  futures and  options  transactions. In addition, while futures contracts and options  on futures will be  purchased  and sold to reduce certain risks, those transactions themselves entail certain other  risks.  Thus, while a Fund may benefit from the use of futures and related options, unanticipated  changes  in interest rates or stock price movements may result in a poorer overall performance  for  the  Fund than  if  it had not entered into any futures contracts or options transactions.
Moreover, in  the event of an imperfect correlation between the futures position and the portfolio  position  which  is  intended  to  be  protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

INDEX-BASED SECURITIES

Index-based securities, such as Standard & Poor's Depository Receipts ("SPDRs"),
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), World Equity  Benchmark  Shares
("WEBS"),  and  Dow Jones DIAMONDS ("Diamonds"), are usually interests in a unit investment trust  ("UIT")  that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ  100s  and  DIAMONDS  are listed on the American
Stock Exchange. In some cases, index-based securities may  be organized as open-
end management investment companies that issue redeemable shares, and therefore, operate like other mutual funds ("Exchange-Traded Funds or ETFs").

A  UIT  will  generally issue index-based securities in aggregations  of  50,000 known as "Creation  Units"  in  exchange for a "Portfolio Deposit" consisting of
(a) a portfolio of securities substantially  similar to the component securities
(Index Securities) of the applicable index  (Index), (b) a cash payment equal to a pro rata portion of the dividends accrued on  the  UIT's  portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and
(c) a cash payment or credit (Balancing Amount) designed to equalize  the NAV of the Index and the NAV of a Portfolio Deposit.

Index-based  securities are not individually redeemable, except upon termination of  the  UIT. To  redeem,  the  portfolio  must  accumulate  enough  index-based securities  to  reconstitute a Creation Unit (large aggregations of a particular
index-based  security).   The   liquidity   of  small  holdings  of  index-based
securities, therefore, will depend upon the existence  of  a  secondary  market.
Upon  redemption of a Creation Unit, the portfolio will receive Index Securities and cash  identical  to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of index-based  securities  is  derived  and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of index-based securities is similar to the risk involved  in  the  purchase  or sale  of traditional common stock, with the exception that the pricing mechanism for index-based  securities  is  based on a basket of stocks. Disruptions in the markets for the securities underlying  index-based  securities purchased or sold by the Portfolio could result in losses on index-based  securities.  Trading  in index-based  securities  involves  risks similar to those risks, described above under "Options," involved in the writing of options on securities.

INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS

A debt index futures contract is a contract  to buy or sell units of a specified debt index at a specified future date at a price  agreed  upon when the contract is  made.  A  unit  is  the  current value of the index. A stock  index  futures contract is a contract to buy  or  sell  units  of  a stock index at a specified future date at a price agreed upon when the contract  is  made.  A  unit  is the current value of the stock index.

The  following  example  illustrates generally the manner in which index futures contracts operate. The Standard  &  Poor's 100 Stock Index (S&P 100) is composed of 100 selected common stocks, most of  which  are  listed on the New York Stock
Exchange (NYSE). The S&P 100 assigns relative weightings  to  the  common stocks included  in  the  Index,  and  the Index fluctuates with changes in the  market values of those common stocks. In  the case of the S&P 100, contracts are to buy or sell 100 units. Thus, if the value  of  the  S&P  100 were $180, one contract would  be  worth  $18,000 (100 units X $180). The stock index  futures  contract specifies that no delivery  of  the  actual stocks making up the index will take place.  Instead, settlement in cash must  occur  upon  the  termination  of  the contract,  with  the  settlement being the difference between the contract price and the actual level of  the  stock index at the expiration of the contract. For example, if a Fund enters into  a  futures  contract to buy 100 units of the S&P
100 at a specified future date at a contract price of $180 and the S&P 100 is at
$184 on that future date, the Fund will gain  $400  (100 units X gain of $4). If the Fund enters into a futures contract to sell 100 units  of the stock index at a specified future date at a contract price of $180 and the  S&P  100 is at $182 on  that future date, the Fund will lose $200 (100 units X loss of $2).  A  Fund may purchase  or  sell  futures  contracts  with  respect  to  any  stock index.
Positions  in  index  futures may be closed out only on an exchange or board  of trade which provides a secondary market for such futures.

Purchases and sales of  index  futures  may  be  used to hedge an investment. To hedge  an  investment  successfully,  however, a Fund  must  invest  in  futures contracts with respect to indices or sub-indices  the  movements  of  which will have  a  significant  correlation  with  movements  in  the prices of the Fund's securities.

Options on index futures contracts are similar to options  on  securities except that options on index futures contracts give the purchaser the right,  in return for the premium paid, to assume a position in an index futures contract  (a long position if the option is a call and a short position if the option is a put) at a  specified  exercise  price  at any time during the period of the option. Upon exercise of the option, the holder  assumes  the underlying futures position and receives  a  variation margin payment of cash or  securities  approximating  the increase in the value of the holder's option position. If an option is exercised on the last trading  day  prior  to  the  expiration  date  of  the  option, the settlement is made entirely in cash based on the difference between the exercise price  of  the  option  and  the closing level of the index on which the futures contract is based on the expiration  date.  Purchasers  of  options  who fail to exercise  their options prior to the exercise date suffer a loss of the  premium paid.

As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent  that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option  acquires  the  right  to  buy,  and  the  writer undertakes the obligation to sell, an index at a stated exercise price during  the  term of the option.  Instead  of  giving  the  right  to  take  or  make  actual delivery of securities,  the  holder  of  an  index option has the right to receive  a  cash
"exercise settlement amount." This  amount  is  equal to the amount by which the fixed exercise price of the option exceeds (in the  case  of  a  put) or is less than  (in the case of a call) the closing value of the underlying index  on  the date of the exercise, multiplied by a fixed "index multiplier." A Fund may enter into an  option  position  only if there appears to be a liquid secondary market for such options.

The Funds will not engage in  transactions  in  options  on  stock  indices  for speculative  purposes  but  only  to  protect  appreciation  attained, to offset capital losses and to take advantage of the liquidity available  in  the  option markets.  The  aggregate  premium  paid on all options on stock indices will not exceed 20% of a Fund's total assets.

INFLATION-PROTECTED SECURITIES

Inflation-protected securities are fixed-income securities whose principal value or interest rate is adjusted periodically  according  to  changes  in a specific price  index  (such  as  the  Consumer  Price Index).  If the price index  falls
(deflation), the principal value or interest  rate  of  the  securities  will be adjusted downward and consequently the interest payable on these securities will be  reduced. U.S. Treasury Inflation-Protected Securities, also known as "TIPs", are adjusted  as to principal; repayment of the original principal upon maturity of the security  is  guaranteed  if  the  security  is purchased when originally issued. With respect to other types of inflation-protected  securities  that are adjusted  to  the principal amount, the adjusted principal value of the security repaid at maturity  may be less than the original principal. Most other types of inflation-protected securities,  however,  are  adjusted  with  respect  to  the interest  rate,  which  has  a  minimum  of 0%, and the principal value does not change.

INTERESTS IN OTHER BUSINESS ORGANIZATIONS

Entities  such as limited partnerships, limited  liability  companies,  business trusts and  companies  organized  outside the United States may issue securities comparable to common or preferred stock.  Limited  partnerships are partnerships consisting of one or more general partners, by whom  the  business is conducted, and  one  or  more limited partners who contribute capital to  the  partnership.
Limited liability  companies frequently consist of one or more managing members, by whom the business  is  conducted, and other members who contribute capital to the  company.  Limited partners  and  members  of  limited  liability  companies generally are not  liable  for the debts of the partnership beyond their capital contributions or commitments.  Limited partners and non-managing members are not involved in the day-to-day management  of  the  partnership or limited liability company. They receive income and capital gains from  the  partnership or company in  accordance  with  the  terms  established  in the partnership  or  operating agreement.  Typical  limited partnerships and limited  liability  companies  are involved in real estate,  oil  and  gas,  and  equipment  leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Code  (including  most limited  partnerships  and  limited liabilities companies), each item of income, gain, loss, deduction and credit is not taxed at the partnership level but flows through with the same character  to  the  partners  or  members. This allows the partnership to avoid double taxation.

A master limited partnership (MLP) is a publicly traded limited  partnership  or limited liability company. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded security. MLPs must limit their operations to avoid being taxed as corporations under the Code.

MONEY MARKET INSTRUMENTS

Except  where  otherwise noted, all of the Funds may, for temporary defensive or liquidity  purposes,  invest  up  to  100%  of  their  assets  in  money  market instruments.

      Commercial Paper and Variable Amount Master Demand Notes
      Consistent with its investment objective, policies, and restrictions, each
      Fund may  invest  in  commercial  paper (including Section 4(2) commercial paper) and variable amount master demand  notes. Commercial paper consists of  unsecured  promissory  notes  issued by corporations  normally  having maturities of 270 days or less and  rates of return which are fixed. These investments may include Canadian Commercial  Paper,  which  is U.S. dollar denominated  commercial  paper  issued  by  a  Canadian corporation  or  a
      Canadian counterpart of a U.S. corporation, and  europaper,  which is U.S.
      dollar denominated commercial paper of a foreign issuer.

      Variable amount master demand notes are unsecured demand notes that permit the  indebtedness  thereunder to vary and provide for periodic adjustments in the interest rate  according  to  the  terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer,  they  are not normally traded. Although  there  is  no  secondary market in the notes,  a  Fund  may demand payment of principal and accrued interest at any time. A variable  amount master demand note will be deemed to have a maturity equal to the longer  of  the  period  of time remaining until  the  next readjustment of its interest rate or the period  of  time remaining until  the  principal  amount  can  be recovered from the issuer through demand.

      The commercial paper in which any of the Money  Market Funds may invest is subject to the issuer diversification and quality  restrictions imposed by
      Rule 2a-7 under the 1940 Act. The commercial paper in  which  the Mortgage
      Securities Fund may invest must be: (i) rated A-1 or better by  Standard &
      Poor's  (S&P) or P-1 or better by Moody's Investors Service (Moody's);  or
      (ii) unrated,  but  issued by companies with outstanding debt issues rated
      AAA by S&P or Aaa by Moody's.

      Bank Obligations

      Bank obligations are  short-term  obligations  issued  by U.S. and foreign banks,  including  bankers'  acceptances,  certificates  of deposit,  time deposits and similar securities.

      Bankers' acceptances are negotiable drafts or bills of exchange  typically drawn by an importer or exporter to pay for specific merchandise that  are
      "accepted"  by  a  bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances  will  be limited to those guaranteed by domestic and foreign banks having, at the  time  of  investment,  total  assets  of  $1 billion  or  more  (as  of  the  date  of  the institution's most recently published financial statements).

      Certificates of deposit and time deposits represent  funds  deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

      Investments  in  certificates  of  deposit  and time deposits may  include
      Eurodollar  Certificates  of Deposit, which are  U.S.  dollar  denominated certificates of deposit issued  by  offices  of foreign and domestic banks located outside the United States, Yankee Certificates  of  Deposit, which are  certificates  of  deposit  issued by a U.S. branch of a foreign  bank denominated in U.S. dollars and held in the United States, Eurodollar Time
      Deposits, which are U.S. dollar denominated  deposits  in a foreign branch of  a U.S. bank or a foreign bank, and Canadian Time Deposits,  which  are
      U.S. dollar denominated certificates of deposit issued by Canadian offices of major  Canadian  banks.  All investments in certificates of deposit and time deposits will be limited  to  those (a) of domestic and foreign banks and savings and loan associations which,  at  the time of investment, have total assets of $1 billion or more (as of the date  of  the  institution's most recently published financial statements) or (b) the principal  amount of which is insured by the Federal Deposit Insurance Corporation.

      The  Money  Market  Fund,  Ohio  Municipal  Money  Market Fund and Florida
      Tax-Free Money Fund may only invest in bank obligations issued by domestic banks  and  U.S.  branches  of  foreign  banks  subject  to  U.S.  banking regulation. In addition, at the time of the investment, the  issuing  bank must  have  capital,  surplus  and  undivided  profits  in  excess of $100 million.  Issuing  banks  of  obligations in which the Mortgage Securities
      Fund invests must have capital, surplus and undivided profits in excess of
      $1 billion.

      The   Michigan   Tax-Free   Fund  is  limited   to   investing   only   in
      dollar-denominated obligations  of:  (i) U.S., Canadian, Asian or European banks with at least $500 million in total assets; or (ii) U.S. savings and loan associations with at least $1 billion in total assets.

      Variable Rate Demand Notes

      Variable rate demand instruments are tax-exempt  securities  that  require the  issuer  or  a  third party, such as dealer or bank, to repurchase the security for its face value upon demand.  The securities also pay interest at a variable rate intended to cause the securities to trade at their face value.  A Fund treats  variable  rate  demand  instruments  as  short-term securities even though their maturity may extend beyond 397 days  because, within  397  days,  their  variable  interest  rate adjusts in response to changes  in market rates and repayment of their principal  amount  can  be demanded."

      Each of the  Funds  may  only  invest  in  VRDNs  which satisfy its credit requirements for commercial paper.

      Other money market instruments may include: obligations  (certificates  of deposit,  time  deposits,  bank master notes, and bankers' acceptances) of
      thrift  institutions,  and  savings   and   loans,   provided   that  such
      institutions  have  total  assets of $1 billion or more as shown on  their last published financial statements  at the time of investment; short-term corporate obligations rated within the  three highest rating categories by an  NRSRO  (e.g.,  at  least A by S&P or A by  Moody's)  at  the  time  of investment,  or,  if  not rated,  determined  by  the  Advisor  to  be  of comparable quality; general  obligations issued by the U.S. Government and backed by its full faith and credit,  and obligations issued or guaranteed as to principal and interest by agencies  or instrumentalities of the U.S.
      Government  (e.g.,  obligations  issued  by Farmers  Home  Administration,
      Government National Mortgage Association,  Federal  Farm  Credit  Bank and
      Federal  Housing  Administration);  receipts, including Treasury Receipts,
      Treasury Income Growth Receipts and Certificates of Accrual on Treasuries;
      repurchase agreements involving such  obligations; money market funds, and foreign commercial paper.

MONEY MARKET MUTUAL FUNDS

Except under limited circumstances or pursuant  to  an exemptive relief from the
Securities and Exchange Commission (SEC), a Fund may not invest more than 10% of its total assets at any one time in the shares of other  funds,  5% of its total assets in the shares of any one mutual fund, or own more than 3% of  the  shares of  any  one  fund.  When  a  Fund  invests in the shares of other mutual funds, investment advisory and other fees will  apply,  and the investment's yield will be reduced accordingly.

Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of  the  Equity  Funds  and  the Income Funds may invest  up  to  25%  of  their respective total assets in Interfund  Shares of the Huntington Money Market Fund
subject to Subchapter M and insurance diversification  rules  as described under
"Taxes" section below.

MORTGAGE DOLLAR ROLL TRANSACTIONS

A dollar roll transaction is a transaction through which a Fund sells certain of its  securities to financial institutions such as banks and broker-dealers,  and agrees  to repurchase substantially similar securities at a mutually agreed upon date and  price. At the time a Fund enters into a dollar roll agreement, it will place  in  a  segregated  custodial  account  assets  such  as  U.S.  Government securities or  other  liquid  high  grade  debt  securities  consistent with its investment restrictions having a value equal to the repurchase  price (including accrued  interest),  and  will subsequently continually monitor the  account  to insure that such equivalent  value  is  maintained  at  all  times.  Dollar roll agreements involve the risk that the market value of securities sold by  a  Fund may  decline  below  the  price  at  which  it  is  obligated  to repurchase the securities.  Dollar  roll  agreements  are  considered  to be borrowings  by  an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value (NAV)  if interest rates rise  during the term of a dollar roll agreement. A Fund generally  will  invest the proceeds  of such borrowings only when such borrowings will enhance a Fund's liquidity or when  the  Fund  reasonably  expects that the interest income to be earned from the investment of the proceeds  is greater than the interest expense of the transaction.

MORTGAGE-RELATED SECURITIES

Mortgage-related  securities  are  securities  that,   directly  or  indirectly,
represent participations in, or are secured by and payable  from,  loans secured by  real  property.  Mortgage-related  securities  include mortgage pass-through securities, adjustable rate mortgage securities and  derivative  securities such as collateralized mortgage obligations and stripped mortgage-backed  securities.
Mortgage-related  securities  fall  into  three categories: (a) those issued  or guaranteed by the U.S. Government or one of  its  agencies or instrumentalities, such  as  Government  National  Mortgage  Association (GNMA),  Federal  National
Mortgage Association (FNMA) and Federal Home  Loan Mortgage Corporation (FHLMC);
(b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities  issued or guaranteed by the U.S.
Government or one of its agencies or instrumentalities;  and (c) those issued by non-governmental  issuers that represent an interest in, or  are  collateralized by, whole mortgage  loans  or  mortgage-related  securities without a government guarantee but usually with over-collateralization  or some other form of private credit enhancement. Non-governmental issuers include originators of investors in mortgage  loans,  including  savings  and loan associations,  mortgage  bankers, commercial  banks, investment banks and  special  purpose  subsidiaries  of  the foregoing.

There  are a number  of  important  differences  both  among  the  agencies  and instrumentalities  of the U.S. Government that issue mortgage-related securities and among the securities  themselves.  Ginnie  Maes  are  Mortgage  Pass-Through
Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within  the  Department  of  Housing  and  Urban  Development.  Ginnie  Maes are
guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee  is  backed  by  the  full  faith  and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority  of  GNMA  to  borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities  issued  by  the  FNMA  include FNMA Guaranteed Mortgage Pass-Through
Certificates (also known as "Fannie  Maes")  which are solely the obligations of the  FNMA.  The FNMA is a government-sponsored organization  owned  entirely  by private stockholders.  Fannie  Maes  are  guaranteed  as  to  timely  payment of principal  and  interest  by FNMA but are not backed by or entitled to the  full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the
FHLMC include FHLMC Mortgage  Participation Certificates (also known as "Freddie
Macs"  or  "PCS").  The  FHLMC  is  a  corporate  instrumentality  of  the  U.S.
Government, created pursuant to an Act  of  Congress, which is owned entirely by
Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Bank and do not constitute  a debt or obligation of the
U.S.  Government  or  of any Federal Home Loan Bank. Freddie  Macs  entitle  the holder to timely payment  of  interest,  which  is  guaranteed by the FHLMC. The
FHLMC guarantees either ultimate collection or timely  payment  of all principal payments  on  the  underlying mortgage loans. When the FHLMC does not  guarantee timely payment of principal,  FHLMC  may  remit the amount due on account of its guarantee of ultimate payment of principal  at  any  time  after  default  on an underlying  mortgage,  but  in  no  event  later  than one year after it becomes payable.

Although certain mortgage-related securities are guaranteed  by a third party or otherwise  similarly  secured,  the  market  value  of the security,  which  may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest  rates or prepayments in the  underlying mortgage collateral. As with other interest-bearing  securities, the prices  of  mortgage-related securities are inversely affected by changes in interest rates. However,  though  the  value  of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages  underlying  the  security are prone  to  prepayment. For this and other reasons, a mortgage-related security's effective maturity may be shortened by unscheduled prepayments on the underlying mortgages  and,  therefore,  it  is  not  possible  to  predict  accurately  the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given  as  to  the  return  a  Fund  will  receive when these amounts are reinvested.

      MORTGAGE PASS-THROUGH SECURITIES

      Mortgage pass-through securities provide for the pass-through to investors of  their pro-rata share of monthly payments (including  any  prepayments)
      made  by the individual borrowers on the pooled mortgage loans, net of any fees paid  to  the  guarantor  of  such securities and the servicer of the underlying mortgage loans.

      ADJUSTABLE RATE MORTGAGE SECURITIES

      Adjustable  rate  mortgage securities  (ARMS)  are  pass-through  mortgage securities collateralized  by  mortgages  with  interest  rates  that  are adjusted  from  time  to  time.  The adjustments usually are determined in accordance with a predetermined interest  rate index and may be subject to certain  limits.  While the values of ARMS, like  other  debt  securities, generally vary inversely with changes in market interest rates (increasing in value during periods  of  declining  interest  rates  and decreasing in value  during  periods of increasing interest rates), the values  of  ARMS should generally  be  more  resistant  to  price  swings  than  other debt securities  because  the  interest rates of ARMS move with market interest rates. The adjustable rate  feature  of  ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected  that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable  on the underlying adjustable rate mortgages.

      ARMS  typically  have  caps  which limit the maximum amount by  which  the interest rate may be increased  or decreased at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of the caps, ARMS can be expected  to  behave  more  like traditional debt securities and to decline in value to a greater extent  than  would be the case  in  the  absence  of  such  caps.  Also,  since many adjustable rate mortgages  only  reset  on an annual basis, it can be  expected  that  the prices of ARMS will fluctuate  to  the  extent  that changes in prevailing interest rates are not immediately reflected in the interest rates payable on  the  underlying adjustable rate mortgages. The  extent  to  which  the prices of  ARMS  fluctuate  with  changes  in  interest rates will also be affected by the indices underlying the ARMS. Some  indices,  such  as  the one-year  constant  maturity Treasury note rate, closely mirror changes in market interest rate  levels.  Others,  such  as the 11th District Federal
      Reserve Cost of Funds Index (often related to ARMS  issued  by FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.

      DERIVATIVE MORTGAGE SECURITIES

      Collateralized mortgage obligations are derivative mortgage securities and are debt instruments issued by special purpose entities which  are secured
      by   pools   of  mortgage  loans  or  other  mortgage-related  securities.
      Multi-class pass-through  securities  are  equity  interests  in  a  trust composed of mortgage loans or other mortgage-related securities. Both  are considered derivative mortgage securities and are collectively referred to as  "CMOs."  Payments  of  principal and interest on underlying collateral provide  the funds to pay debt  service  on  the  collateralized  mortgage obligation or make scheduled distributions on the multi-class pass-through security.

      In a CMO, a series of bonds or certificates is issued in multiple classes.
      Each class  of  CMO,  often  referred  to  as  a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date.
      Principal prepayments on collateral underlying a  CMO  may  cause it to be
      retired   substantially  earlier  than  the  stated  maturities  or  final distribution dates.

      The principal  and  interest  on the underlying mortgages may be allocated among the several tranches of a  CMO  in  many  ways. For example, certain tranches  may  have  variable or floating interest rates  and  others  may provide only the principal or interest feature of the underlying security.
      Generally, the purpose  of the allocation of the cash flow of a CMO to the various tranches is to obtain  a  more predictable cash flow to certain of the individual tranches than exists  with the underlying collateral of the
      CMO. As a general rule, the more predictable  the  cash  flow  is on a CMO tranche,  the lower the anticipated yield will be on that tranche  at  the time of issuance  relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches  of  a CMO, one or more tranches generally must be created that absorb most of the  volatility  in  the  cash  flows  on  the underlying mortgage loans. The yields on these tranches, which may include inverse  floaters,  stripped  mortgage-backed  securities, and Z tranches, discussed  below, are generally higher than prevailing  market  yields  on mortgage-related  securities  with  similar maturities. As a result of the uncertainty of the cash flows of these  tranches, the market prices of and yield on these tranches generally are more volatile.

      An  inverse  floater  is  a CMO tranche with  a  coupon  rate  that  moves inversely to a designated index,  such as LIBOR (London Inter-Bank Offered
      Rate)  or  COFI  (Cost  of Funds Index).  Like  most  other  fixed  income securities, the value of  inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass- through securities or CMOs. Coupon rates on inverse floaters typically  change  at  a  multiple  of  the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an  increase in interest rates) causes a correspondingly greater  drop  in the coupon  rate  of  an  inverse floater while any drop in the index rate causes a correspondingly greater  increase  in  the  coupon  of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in  prepayments.  Inverse  floaters  would  be purchased by a Fund  in  an attempt to protect against a reduction in the  income earned on the Fund's investments due to a decline in interest rates.

      Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full.  Interest accretes on the
      Z  tranche,  being  added  to  principal,  and is compounded  through  the accretion period. After the other classes have been paid in full, interest
      payments   begin   and  continue  through  maturity.   Z   tranches   have
      characteristics similar  to  zero  coupon  bonds. Like a zero coupon bond, during its accretion period a Z tranche has  the  advantage of eliminating the risk of reinvesting interest payments at lower  rates  during a period of  declining market interest rates. At the same time, however,  and  also like  a  zero coupon bond, the market value of a Z tranche can be expected to fluctuate  more widely with changes in market interest rates than would the market value  of a tranche which pays interest currently. In addition, changes in prepayment  rates  on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

      The Mortgage Securities Fund will  invest only in CMOs which are issued by agencies or instrumentalities of the  U.S.  Government  or  CMOs issued by private organizations which are rated AAA by an NRSRO.

      Stripped  mortgage-backed  securities  (SMBSs)  may represent an  interest solely in the principal repayments or solely in the  interest  payments on mortgage-backed  securities). SMBSs are derivative multi-class securities.
      SMBSs are usually  structured  with  two  classes  and  receive  different proportions  of  the  interest and principal distributions on the pool  of
      underlying  mortgage-backed   securities.   Due   to  the  possibility  of
      prepayments on the underlying mortgages, SMBSs may  be  more interest-rate sensitive  than other securities purchased. If prevailing  interest  rates fall below the  level at which SMBSs were issued, there may be substantial prepayments on the  underlying  mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments  made  to  holders  of interest-only
      SMBSs  (the  interest-only or "IO" class). Therefore, interest-only  SMBSs generally increase  in  value as interest rates rise and decrease in value as interest rates fall, counter  to  changes  in value experienced by most fixed  income  securities. If the underlying mortgages  experience  slower than anticipated prepayments of principal, the yield on a PO class will be affected  more  severely  than  would  be  the  case  with  a  traditional mortgage-related security. Because the yield to maturity of an IO class is
      extremely  sensitive   to   the  rate  of  principal  payments  (including
      prepayments) on the related underlying  mortgage-backed  securities, it is possible  that  a  Fund  might  not  recover  its  original investment  on interest-only SMBSs if there are substantial prepayments on the underlying mortgages.  A  Fund's  inability to fully recoup its investment  in  these securities as a result of  a rapid rate of principal prepayments may occur even if the securities are rated  AAA  by  an  NRSRO.  In  view  of  these considerations,  the  Advisor  intends  to  use  these  characteristics of interest-only SMBSs to reduce the effects of interest rate  changes on the value of a Fund's portfolio, while continuing to pursue current income.

OPTIONS

A call option gives the purchaser of the option the right to buy a security at a stated  price  from  the  writer (seller) of the option. A put option gives  the purchaser of the option the  right  to  sell a security at a stated price to the writer of the option. In a covered call option,  during  the  option  period the writer  owns  the  security  (or  a  comparable  security  sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered  put  option, the writer holds cash and/or short-term  debt  instruments sufficient in an  amount equal to the exercise price of the option. In addition, a put or call option  will  be considered covered if and to the extent that some or all of the risk of the option  has  been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

In  general, a Fund may write options in  an  attempt  to  increase  returns  or purchase options for hedging purposes.

The premium  received  from  writing  a  put  or call option, increases a Fund's return  on  the  underlying  security  in  the event  that  the  option  expires unexercised or is closed out at a profit. The  amount  of  the premium reflects, among other things, the relationship between the exercise price  and the current market  value  of  the  underlying  security,  the  volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market  and in the market for the underlying security. A put option locks in the price at  which  a  Fund  may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation.  Such  protection is provided during the life of the put option since the Fund, as holder  of  the  option, is able to sell the underlying security at the  option's  exercise  price regardless  of  any  decline  in  the  underlying security's market price.

By writing a call option,  a  Fund  limits  its  opportunity  to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the  value  of  the underlying  security.  By  writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

A Fund may terminate an option  that  it  has written prior to its expiration by entering  into  a  closing  purchase  transaction,  in  which  it  purchases  an offsetting option. A Fund realizes a profit  or  loss from a closing transaction if the cost of the transaction (option premium plus  transaction  costs) is less or more than the premium received from writing the option. Because  increases in the  market  price  of  a call option generally reflect increases in the  market price of the security underlying  the  option, any loss resulting from a closing
purchase  transaction  may  be  offset  in  whole   or  in  part  by  unrealized
appreciation of the underlying security owned by a Fund.

In order for a put option to be profitable, the market  price  of the underlying security must decline sufficiently below the exercise price to cover the premium and  transaction costs. By using put options in this manner a Fund  will  reduce any profit  it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

In order for  a call option to be profitable, the market price of the underlying security must rise  sufficiently  above  the exercise price to cover the premium and transaction costs.

Those Funds that are authorized to write or  purchase  put and call options must cover such options.

The successful use of options depends on the ability of  the Advisor to forecast interest rate and market movements. For example, if a Fund  were to write a call option  based  on  the  Advisor's  expectation that the price of the  underlying security will fall, but the price rises  instead,  the Fund could be required to sell  the  security  upon exercise at a price below the  current  market  price.
Similarly,  if a Fund were  to  write  a  put  option  based  on  the  Advisor's expectations  that the price of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a Fund purchases  an  option, it runs the risk that it will lose its entire investment in the option in  a  relatively short period of time, unless the Fund exercises the option or enters into  a  closing sale transaction with respect to the  option  during the life of the option.  If  the  price  of  the  underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient  to  cover the option premium and transaction costs, a Fund will lose part or all of its  investment  in  the option. This contrasts with an investment by a Fund in the underlying security,  since  the  Fund will not lose any of its investment in such security if the price does not change.

The  use  of  options  also  involves the risk of imperfect correlation  between movements  in  option prices and  movements  in  the  value  of  the  underlying securities.

The effective use  of  options  also  depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only  if  the  Advisor  believes  there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

A  Fund  generally  expects  that its options transactions will be conducted  on recognized exchanges. In certain  instances,  however,  a  Fund may purchase and sell options in the OTC markets. A Fund's ability to terminate  options  in  the
OTC  market  may  be  more limited than for exchange-traded options and may also involve the risk that securities  dealers  participating  in  such  transactions would  be  unable  to  meet  their  obligations to a Fund. A Fund will, however,
engage  in  OTC  market  transactions  only   when  appropriate  exchange-traded
transactions  are  unavailable  and when, in the opinion  of  the  Advisor,  the pricing mechanism and liquidity of  the  OTC  market  is  satisfactory  and  the
participants   are   responsible   parties  likely  to  meet  their  contractual
obligations.

If a secondary trading market in options  were  to  become  unavailable,  a Fund could  no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options.  A  market  may  discontinue  trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events--such  as volume in excess of trading  or  clearing  capability--were  to interrupt its normal operations.

A market may at  times  find  it  necessary to impose restrictions on particular types of options transactions, such  as opening transactions. For example, if an underlying security ceases to meet qualifications  imposed  by the market or the
Options  Clearing  Corporation, new series of options on that security  will  no longer  be opened to  replace  expiring  series,  and  opening  transactions  in existing  series  may  be  prohibited.  If  an  options  market  were  to become unavailable, a Fund as a holder of an option would be able to realize profits or limit  losses  only  by  exercising  the option, and the Fund, as option writer, would remain obligated under the option until expiration.

Disruptions in the markets for the securities  underlying  options  purchased or sold  by a Fund could result in losses on the options. If trading is interrupted in an underlying  security,  the trading of options on that security is normally halted as well. As a result, a  Fund as purchaser or writer of an option will be unable to close out its positions  until  options trading resumes, and it may be faced  with  considerable  losses  if  trading in  the  security  reopens  at  a substantially different price. In addition,  the Options Clearing Corporation or other  options markets may impose exercise restrictions.  If  a  prohibition  on exercise is imposed at the time when trading in the option has also been halted, a Fund as  a  purchaser  or writer of an option will be locked into its position until one of the two restrictions  has  been  lifted.  If  the  Options Clearing
Corporation  were  to  determine  that  the  available  supply  of an underlying security  appears  insufficient  to  permit  delivery  by  the  writers  of  all outstanding  calls  in  the  event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest.  A Fund, as holder of  such  a  put  option,  could  lose  its  entire investment if  the  prohibition  remained  in  effect  until  the  put  option's expiration and the Fund was unable either to acquire the underlying security  or to sell the put option in the market.

Special  risks  are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays  are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium  may  not  reflect the current prices of the underlying interest in the United States.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the  same series. There is no assurance that a liquid secondary market on an exchange will  exist  for any particular option or at  any  particular  time. If no secondary market were to  exist,  it  would  be impossible to enter into  a closing transaction to close out an option position.
As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which  it  has  sold  an  option at a time when the Advisor believes it is inadvisable to do so.

Higher  than  anticipated trading activity or order  flow  or  other  unforeseen events might cause  the Options Clearing Corporation or an exchange to institute special trading procedures  or  restrictions that might restrict a Fund's use of options. The exchanges have established  limitations  on  the  maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and  other clients of  the  Advisor  may  be  considered  such  a group. These position limits  may restrict  the  Trust's  ability  to  purchase  or  sell  options  on  particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it  may  be more difficult to close out unlisted options  than  listed  options.
Furthermore,  unlisted  options  are  not  subject  to  the  protection afforded purchasers of listed options by the Options Clearing Corporation.

PREFERRED STOCK

Preferred  stock  is  a  type of equity security which represents  an  ownership interest in a corporation  and  the  right  to  a  portion  of the assets of the corporation in the event of a liquidation. This right, however,  is  subordinate to  that  of any creditors, including holders of debt issued by the corporation.
Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

REAL ESTATE INVESTMENT TRUSTS (REITS)

REITs are pooled  investment vehicles which invest primarily in income producing real estate or real  estate  related  loans  or  interest.  REITs  are generally classified  as  equity  REITs,  mortgage  REITs  or a combination of equity  and mortgage REITs. Equity REITs invest the majority of  their  assets  directly  in real  property  and derive income primarily from the collection of rents. Equity
REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs  invest  the  majority  of  their  assets  in  real estate mortgages and derive income from the collection of interest payments.  The  real property  and  mortgages  serving as investment vehicles for REITs may be either residential or commercial in  nature  and  may  include  healthcare  facilities.
Similar  to  investment companies, REITs are not taxed on income distributed  to shareholders provided  they  comply  with several requirements of the Code. Such tax requirements limit a REITs' ability  to respond to changes in the commercial real estate market.

Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in  response to many factors, including local,  regional  and  national  economic  conditions,  the  demand  for  rental property,  and interest rates. In addition, REITs  may  have  limited  financial resources, may  trade  less  frequently  and  in  limited volume and may be more volatile than other securities.

REPURCHASE AGREEMENTS

Repurchase  agreements are agreements through which  banks,  broker-dealers  and other financial  institutions approved by the Trustees, sell securities (usually
U.S. Government securities)  to  a Fund and agree to repurchase those securities at  a specified price and time (usually  not  more  than  seven  days  from  the original  sale).  The seller's obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian  or  a  third-party  custodian.  In order to protect the
Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event  that  this  condition is not met). In general, the Advisor  will  require collateral securities  to  have  a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

If a seller defaults on its repurchase  obligation,  a Fund could realize a loss on the sale of the underlying securities to the extent  that the proceeds of the sale (including accrued interest) are less than the resale  price.  In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

RESTRICTED AND ILLIQUID SECURITIES

Restricted  securities  are  any securities which are subject to restriction  on resale  under federal securities  law,  including  commercial  paper  issued  in reliance  on  the  exemption  from  registration afforded by Section 4(2) of the
Securities Act of 1933. Illiquid securities  are  any securities for which there is a limited trading market and may, therefore, be  difficult  to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and  may result in a loss to a Fund.

Section 4(2) commercial paper is generally sold to institutional investors, such as  mutual  funds,  who agree that they are purchasing the paper for  investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt  transaction.  Section  4(2)  commercial  paper is normally resold  to other institutional investors through or with the assistance  of  the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing  liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain  other  restricted  securities  which meet the criteria for
liquidity established by the Trustees are quite liquid.  The  Trust  may   treat
these  securities  as  liquid  and  not  subject  to  the  investment limitation applicable to illiquid securities. In addition, because Section  4(2) commercial paper  is liquid, the Trust intends not to subject such paper to any  limitation applicable to restricted securities.

REVERSE REPURCHASE AGREEMENTS

Each Fund  may  borrow  funds  for  temporary  purposes by entering into reverse repurchase  agreements,  provided  such  action is consistent  with  the  Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit  total  borrowings  under reverse repurchase  agreements  to  no  more than 10% of the value of its total  assets.
Pursuant  to  a  reverse  repurchase  agreement,  a  Fund  will  sell  portfolio securities to financial institutions  such  as  banks  or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon  date  and price. A
Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.  At the  time  a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial  account assets such as U.S. Government securities or other liquid, high-quality debt  securities  consistent  with  the  Fund's  investment objective  having  a  value  equal  to  100%  of the repurchase price (including accrued interest), and will subsequently monitor  the  account to ensure that an equivalent value is maintained. Reverse repurchase agreements  involve  the risk that  the  market  value of the securities sold by a Fund may decline below  the price  at which a Fund  is  obligated  to  repurchase  the  securities.  Reverse repurchase  agreements  are considered to be borrowings by a Fund under the 1940
Act.

SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest in  securities  of other investment companies, including the  securities of affiliated money market  funds,  as  an  efficient  means  of carrying  out  their  investment  policies  and  managing their uninvested cash.
Under normal market conditions, the Rotating Markets  Fund intends to invest its assets  in  common  stocks and index-based securities in order  to  achieve  its investment focus.  The  Real Strategies Fund may invest in index based ETFs that relate to real estate- or commodities-related business sectors.

The shares of most index-based securities, including ETFs, are listed and traded on stock exchanges at market  prices,  although some shares may be redeemable at
NAV for cash or securities.  Index-based securities may be purchased in order to achieve exposure to a specific region, country  or  market  sector, or for other reasons  consistent  with  a  Fund's  investment strategy.  As with  traditional mutual funds, index-based securities charge  asset-backed  fees,  although these fees tend to be relatively low.  Index-based securities generally do  not charge initial  sales  charges  or  redemption  fees  and  investors pay only customary brokerage fees to buy and sell index-based securities.

SECURITIES LENDING

  In  order  to  generate  additional income, each of the  Funds  may  lend  its portfolio securities on a short-term  basis to certain brokers, dealers or other financial institutions selected by the  Advisor and approved by the Trustees. In determining  whether  to  lend  to  a particular  broker,  dealer  or  financial institution, the Advisor will consider  all  relevant  facts  and circumstances, including the size, creditworthiness and reputation of the borrower.

All Funds may each lend up to 33 1/3% of their total assets. Such loans must be fully collateralized by cash, U.S. government obligations or other high-
quality debt obligations and marked to market daily.

While  portfolio  securities are on loan, the borrower will pay to  the  lending
Fund any dividends or interest received on the securities. In addition, the Fund retains  all  or a portion  of  the  interest  received  on  investment  of  the collateral or receives  a  fee  from  the  borrower.  Although voting rights, or rights to consent, with respect to the loaned securities  pass  to the borrower, the lending Fund retains the right to call the loans at any time  on  reasonable notice,  and  it  will  do so to enable a Fund to exercise voting rights on  any matters materially affecting  the investment. A Fund may also call such loans in order to sell the securities.

One of the risks in lending portfolio  securities,  as  with other extensions of credit, is the possible delay in recovery of the securities  or possible loss of rights in the collateral should the borrower fail financially. There is also the risk  that,  when  lending  portfolio  securities,  the  securities may  not  be available  to  a  Fund  on  a timely basis and a Fund may, therefore,  lose  the opportunity to sell the securities  at  a  desirable  price. In addition, in the event  that  a  borrower  of  securities  would  file for bankruptcy  or  become insolvent, disposition of the securities may be delayed pending court action.

SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES

Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market  capitalization  if their capitalization is within  the  range  of  those companies in the S&P 600  Small  Cap  Index.  Companies  are  considered  to  be experiencing  special  equity  situations  if  they are experiencing unusual and possibly non-repetitive developments, such as mergers;  acquisitions; spin-offs;
liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation  than larger, more established companies, but investment in such companies may involve certain special  risks.  These  risks may be due to the greater business risks of  small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management.  The  securities of such companies are often traded in the over-the-counter market and may  not  be  traded  in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements  than  securities of larger, more established growth companies. Since a "special equity situation"
may  involve  a  significant  change  from  a  company's  past  experiences, the uncertainties  in  the  appraisal  of  the future value of the company's  equity securities  and  the risk of a possible decline  in  the  value  of  the  Funds'
investments are significant.

TAX-EXEMPT SECURITIES

Tax-exempt securities  are  debt  obligations  the  interest on which is, in the opinion of bond counsel for the issuing governmental  entity or agency, excluded from  gross  income  for  federal  income tax purposes. Examples  of  tax-exempt securities include fixed and floating  or  variable  rate municipal obligations, tax-exempt notes, certificates of participation, trust and partnership interests in municipal obligations, tax-exempt commercial paper,  stand-by commitments and private activity bonds.

Tax-exempt securities are issued to obtain monies for various  public  purposes, including the construction of a wide range of public facilities such as bridges, highways,  roads,  schools,  water  and  sewer works, and other utilities. Other public purposes for which tax-exempt securities  may be issued include refunding outstanding obligations, obtaining monies for general  operating expenses and to
lend   to   other   public  institutions  and  facilities.  The  two   principal
classifications of tax-exempt  securities  are  general  obligation  and limited
obligation   (or   revenue)   securities.   General  obligation  securities  are
obligations involving the credit of an issuer  possessing  taxing  power and are payable  from  the  issuer's  general  unrestricted  revenues  and not from  any particular  fund  or  source. The characteristics and methods of enforcement  of general obligation securities  vary  according  to  the  law  applicable  to the particular issuer.

Limited obligation securities are payable only from the revenues derived from  a particular  facility or class or facilities or, in some cases, from the proceeds of a special  excise  or  other  specific  revenue source, and generally are not payable from the unrestricted revenues of the  issuer.  Private  activity  bonds generally are limited obligation securities, the credit and quality of which are usually  directly  related  to the credit of the private user of the facilities.
Payment of principal of and interest on these bonds is the responsibility of the private user (and any guarantor).

Tax-exempt notes and tax-exempt  commercial  paper are generally used to provide for short-term capital needs, seasonal working  capital  needs of municipalities or to provide interim construction financing, and generally  have  maturities of one  year  or  less.  Tax-exempt  notes  include  tax anticipation notes (TANs), revenue anticipation notes (RANs) and bond anticipation  notes  (BANs). TANs are issued to finance working capital needs of municipalities. Generally,  they  are issued  in anticipation of various seasonal tax revenues, such as income, sales, use and business  taxes,  and are payable from these specific future taxes. RANs are issued in expectation of  receipt of other kinds of revenue, such as federal revenues or grants available under  the  federal  revenue sharing programs. BANs are  issued  to  provide  interim  financing until long-term  financing  can  be arranged. In most cases, the long-term  bonds  then  provide  the  money for the repayment of the notes. In most cases, tax-exempt commercial paper is  backed by letters  of  credit,  lending  agreements,  note  repurchase agreements or other credit  facility  agreements  offered  by  banks or other  institutions  and  is actively traded.

Private activity bonds (sometimes called "industrial  development bonds") may be issued by or on behalf of public authorities to obtain  funds to support certain privately  owned  or  operated  facilities.  Because dividends  attributable  to interest on such bonds may not be tax exempt,  it  may  not  be desirable for an investor to purchase shares of a Fund which invests in private  activity  bonds, if  such  investor  is  a "substantial user" of facilities which are financed by private activity bonds or  industrial development bonds or a "related person" of such a substantial user.

Tax-exempt securities may be  purchased  through the acquisition of certificates of  accrual  or  similar instruments evidencing  direct  ownership  of  interest payments or principal  payments,  or  both,  on  tax-exempt  securities. In such arrangements,  any  discount  accruing  on a certificate or instrument  that  is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities must be exempt from  federal  income  tax  and  applicable state income taxes to the same extent as interest on such tax-exempt securities, in  the  opinion  of  counsel to the initial seller of each such certificate  or instrument.

Tax-exempt  securities  may   also   be   acquired   by  purchasing  from  banks
participation  interests  in  all  or  part of specific holdings  of  tax-exempt securities.  Such  participations may be backed  in  whole  or  in  part  by  an irrevocable letter of  credit or guarantee of the selling bank. A Fund will have the right to sell the interest  back to the bank or other financial institutions and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation  interest  in  the  par value of the municipal obligation plus accrued interest. the Advisor will generally  exercise the  demand  on  a letter of credit only under the following circumstances:  (1)
upon default of any  of  the terms of the documents of the municipal obligation,
(2) as needed to provide liquidity in order to meet redemptions, or (3) in order to maintain a high quality  investment portfolio. The selling bank may receive a fee in connection with the arrangement.  Banks  and  financial  institutions are subject  to extensive governmental regulations which may limit the  amounts  and types of loans  and  other  financial  commitments that may be made and interest rates and fees which may be charged. The  profitability  of  banks and financial institutions  is  largely  dependent upon the availability and cost  of  capital funds to finance lending operations  under  prevailing  money market conditions.
General  economic conditions also play an important part in  the  operations  of these entities  and  exposure  to  credit losses arising from possible financial difficulties  of  borrowers may affect  the  ability  of  a  bank  or  financial institution to meet  its obligations with respect to a participation interest. A
Fund which purchases a participation interest must receive an opinion of counsel or a ruling of the Internal  Revenue  Service stating that interest earned by it on the tax-exempt securities in which it  holds  such  participation interest is excluded  from  gross  income  for  federal  regular  income  tax  purposes  and applicable state income taxes.

Prices  and  yields  on  tax-exempt  securities  are  dependent on a variety  of factors, including general money market conditions, the  financial  condition of the  issuer,  general  conditions in the market for tax-exempt obligations,  the size of a particular offering,  the  maturity  of  the obligation and ratings of particular  issues,  and are subject to change from time  to  time.  Information about the financial condition  of an issuer of tax-exempt bonds or notes may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Congress or state legislatures may  seek  to  extend  the  time  for  payment of principal  or interest, or both, or to impose other constraints upon enforcement of tax-exempt  securities.  There  is  also the possibility that, as a result of litigation or other conditions, the power  or  ability  of issuers to meet their obligations to pay interest on and principal of their tax-exempt  securities may be  materially  impaired  or  their  obligations  may be found to be invalid  or unenforceable. Such litigation or conditions may from  time  to  time  have  the effect  of introducing uncertainties in the market for tax exempt obligations or certain segments  thereof, or may materially affect the credit risk with respect to particular bonds  or  notes.  Adverse  economic, business, legal or political developments might affect all or a substantial  portion of tax-exempt securities in the same manner. Obligations of issuers of tax-exempt  securities are subject to the provisions of bankruptcy, insolvency and other laws,  such as the Federal
Bankruptcy Code, affecting the rights and remedies of creditors.

The  Code  imposes  certain  continuing  requirements  on issuers of  tax-exempt securities regarding the use, expenditure and investment  of  bond  proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply  subsequent  to  the  issuance of tax-exempt bonds with certain of  these requirements could cause interest  on  the  bonds  to become includable in gross income retroactive to the date of issuance.

The Ohio Tax-Free Fund may not invest in private activity  bonds if the interest is treated as a preference item for purposes of the federal  alternative minimum tax  (AMT).  Shareholders  should  consult  their own tax advisor regarding  the potential effect on them (if any) of any investment in the Tax-Exempt Funds.

U.S. GOVERNMENT SECURITIES

U.S. Government securities are securities that  are  either issued or guaranteed as to payment of principal and interest by the U.S. Government,  its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as bills, notes, and bonds of the U.S.  Treasury, and
notes,   bonds,   and   discount   notes   of   U.S.   Government   agencies  or
instrumentalities, including certain mortgage securities.

Some  obligations issued or guaranteed by agencies or instrumentalities  of  the
U.S. Government,  such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

Other such obligations  are  only  supported by: the issuer's right to borrow an amount  limited  to  a specific line of  credit  from  the  U.S.  Treasury;  the discretionary authority  of  the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity ("GSE") acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. Government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S. Government include the Government National Mortgage Association,
Small Business Administration, Farm Credit System Financial Assistance
Corporation, Farmer's Home Administration, Federal Financing Bank, General
Services Administration, Department of Housing and Urban Development, Export-
Import Bank, Overseas Private Investment Corporation, and Washington
Metropolitan Area Transit Authority Bonds.

GSE securities, not backed by the full faith and credit of the U.S. Government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan Mortgage
Corporation, Federal National Mortgage Association, and Tennessee Valley
Authority in support of such obligations.

Other GSE securities are not backed by the full faith and credit of the U.S.
Government and have no explicit financial support, including the Farm Credit
System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.  A Fund treats mortgage-backed securities guaranteed by a
GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS

U.S. Treasury security futures  contracts  require the seller to deliver, or the purchaser to take delivery of, the type of U.S.  Treasury security called for in the contract at a specified date and price. Options  on U.S. Treasury securities futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures  contract at the specified option exercise price at any time during the period of the option. U.S. Treasury security  futures  contracts and options on such contracts  are  used  to  hedge against movements in the value of tax-exempt securities.

Successful use of U.S.  Treasury  security  futures  contracts  depends  on  the ability  to  predict the direction of interest rate movements and the effects of other factors  on  the  value  of debt securities. For example, the sale of U.S.
Treasury security futures contracts  is used to hedge against the possibility of an  increase  in  interest  rates which would  adversely  affect  the  value  of tax-exempt securities held in  a  Fund's portfolio. If, unexpectedly, the prices of the tax-exempt securities increase following a decline in interest rates, the
Fund  will  lose  part or all of the benefit  of  the  increased  value  of  its securities which it  has  hedged  because  it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash,  it  may  have  to  sell  securities  to  meet  daily  maintenance  margin requirements at a time when it may be disadvantageous to do so.

There  is  also a risk that price movements in U.S.  Treasury  security  futures contracts and related options will not correlate closely with price movements in markets for  tax-exempt  securities. For example, if a Fund has hedged against a decline in the values of tax-exempt  securities  held  by  it  by  selling  U.S.
Treasury   securities   futures  and  the  value  of  U.S.  Treasury  securities
subsequently increases while  the  value of its tax-exempt securities decreases, the Fund will incur losses on both its  U.S. Treasury security futures contracts and its tax-exempt securities. The Advisor  will  seek  to  reduce  this risk by monitoring  movements in markets for U.S. Treasury security futures and  options and for tax-exempt securities closely.

WARRANTS

Warrants are  basically  options  to  purchase  common stock at a specific price
(usually at a premium above the market value of the  optioned  common  stock  at issuance)  valid for a specific period of time. Warrants may have a life ranging from less than  a  year  to  twenty  years  or  may  be perpetual. However, most warrants have expiration dates after which they are worthless.  In  addition, if the  market  price  of  the  common stock does not exceed the warrant's exercise price during the life of the warrant,  the  warrant  will  expire  as worthless.
Warrants  have  no  voting  rights,  pay  no dividends, and have no rights  with respect to the assets of the corporation issuing  them.  The percentage increase or decrease in the market price of the warrant may tend to  be  greater than the percentage  increase  or  decrease  in  the market price of the optioned  common stock.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

When-issued and delayed delivery transactions  are  arrangements through which a
Fund purchases securities with payment and delivery scheduled for a future time.
No fees or other expenses, other than normal transaction  costs,  are  incurred.
However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund's records at the trade date. These  assets are  then  marked  to market daily and maintained until the transaction has been settled. A seller's failure to complete a transaction may cause a Fund to miss a desired price or yield.  In  addition, because of delayed settlement, a Fund may pay more than market value on  the  settlement  date.  the Advisor may choose to dispose of a commitment prior to settlement.

With the exception of the Mortgage Securities Fund, which  may  invest up to 35%
of its total assets in securities purchased on a when-issued or delayed delivery basis,  the  Dividend Capture Fund, the Mid Corp America Fund, the  New  Economy
Fund, and the  Situs  Small  Cap Fund, which may invest up to 25% of their total assets in securities purchased  on  a when-issued or delayed delivery basis, and
the  International  Equity  Fund  and  Macro   100  Fund,  which  have  no  such
restrictions on total assets, none of the Funds  intend to engage in when-issued and delayed delivery transactions to an extent that  would cause the segregation of more than 20% of the total value of a Fund's assets.

ZERO-COUPON SECURITIES

Zero-coupon  securities are debt obligations which are  generally  issued  at  a discount and payable  in  full at maturity, and which do not provide for current payments of interest prior  to maturity. Zero-coupon securities usually trade at a deep discount from their face  or  par value and are subject to greater market value  fluctuations  from  changing interest  rates  than  debt  obligations  of comparable maturities which make current distributions of interest. As a result, the NAV of shares of a Fund  investing  in  zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in  securities  making  current distributions of  interest  and  having  similar maturities.

Zero-coupon securities may  include  U.S.  Treasury bills issued directly by the
U.S. Treasury or other short-term debt obligations,  and  longer-term  bonds  or notes  and  their  unmatured interest coupons which have been separated by their holder, typically a  custodian  bank  or  investment brokerage firm. A number of securities  firms  and  banks  have  stripped  the  interest  coupons  from  the underlying principal (the "corpus") of U.S. Treasury  securities and resold them in custodial receipt programs with a number of different  names, including TIGRS and CATS. The underlying U.S. Treasury bonds and notes themselves  are  held  in book-entry form at the Federal Reserve Bank or, in the case of bearer securities
(i.e.,  unregistered  securities  which  are  owned  ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

In  addition,  the  U.S.  Treasury  has facilitated transfers  of  ownership  of zero-coupon securities by accounting  separately for the beneficial ownership of particular interest coupons and corpus  payments  on  U.S.  Treasury  securities through  the  Federal  Reserve  book-entry  record-keeping  system.  The Federal
Reserve  program,  as  established by the U.S. Treasury Department, is known  as
"STRIPS"  or  "Separate  Trading   of   Registered  Interest  and  Principal  of
Securities."  Under  the  STRIPS program, a  Fund  will  be  able  to  have  its beneficial ownership of U.S.  Treasury  zero-coupon securities recorded directly in the book-entry record-keeping system in  lieu  of having to hold certificates or other evidence of ownership of the underlying U.S.  Treasury securities. When debt obligations have been stripped of their unmatured interest  coupons  by the holder,  the  stripped  coupons  are sold separately. The principal or corpus is sold at a deep discount because the  buyer  receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons maybe sold  separately. Typically, the coupons are sold  separately  or  grouped  with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped  obligations  acquire,  in  effect,  discount  obligations  that are economically  identical  to  the  zero-coupon  securities issued directly by the obligor.

                                      - 9 -

                                INVESTMENT RISKS

There are many factors which may affect an investment in the Funds.  The Funds'
principal risks are described in the Prospectus.  Additional risk factors are outlined below.

RISKS OF ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS

Because the Funds (except Mortgage Securities Fund) may invest in ADRs and other domestically traded securities of foreign companies, the Funds' Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.  Foreign companies may not provide information as frequently or to as great an extent as companies in the United States.  Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press.  In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to
U.S. companies.  These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.

CALL RISK

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

CREDIT (OR DEFAULT) RISK

Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate.  The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread generally will cause the price of the security to decline.

Credit risk includes the possibility that a party  to  a transaction involving a
Fund will fail to meet its obligations. This could cause  a  Fund  to  lose  the benefit  of  the  transaction  or  prevent  a  Fund from selling or buying other securities to implement its investment strategy.

CURRENCY RISK

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United
States.

DERIVATIVE CONTRACTS RISK

The  use  of  derivative contracts involves risks different  from,  or  possibly greater than, the  risks  associated  with  investing directly in securities and other traditional investments.  First, changes  in  the  value of the derivative contracts  in  which a Fund invests may not be correlated with  changes  in  the value of the underlying  asset  or  if  they  are  correlated,  may  move in the opposite  direction  than  originally anticipated. Second, while some strategies involving  derivatives may reduce  the  risk  of  loss,  they  may  also  reduce potential gains  or,  in  some  cases,  result in losses by offsetting favorable price movements in portfolio holdings.  Third,  there  is a risk that derivative contracts may be mispriced or improperly valued and, as  a  result,  a  Fund may need  to  make  increased cash payments to the counterparty.  Fourth, derivative contracts may cause  a  Fund  to realize increased ordinary income or short-term capital gains (which are treated  as  ordinary  income  for  Federal  income tax purposes)  and, as a result, may increase taxable distributions to shareholders.
Fifth, a common  provision  in OTC derivative contracts permits the counterparty to terminate any such contract  between  it and a Fund, if the value of a Fund's total net assets declines below a specified  level  over  a  given  time period.
Factors   that  may  contribute  to  such  a  decline  (which  usually  must  be
substantial)   include  significant  shareholder  redemptions  and/or  a  marked decrease in the  market  value  of a Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect a Fund (for example, by increasing losses and/or costs, and/or preventing a Fund from fully implementing its investment strategies). Finally, derivative contracts may also involve other risks  described in this SAI, such  as  stock  market,  interest  rate,  credit, currency, liquidity and leverage risks.

DIVERSIFICATION RISK

When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region or business sector, it is subject to increased risk. As is the case with respect to each of the single state Funds, performance will generally depend on the region's performance, which may differ in direction and degree from that of the overall stock market. In the case of the Real Strategies Fund, performance may also depend on the performance of one or more business sectors. In addition, financial, economic, business and political developments affecting the region or sector may have a greater effect on these Funds.

EQUITY RISK

Equity risk is the risk that stock prices may fall quickly and dramatically over short or  extended  periods  of time. Stock markets tend to move in cycles, with periods of rising prices and period of falling prices. Often, dramatic movements in  prices  occur in response to  reports  of  a  company's  earnings,  economic statistics or other factors which affect an issuer's profitability.

To the extent  that  a  Fund invests in smaller capitalization stocks, it may be subject to greater risks  than  those associated with investment in larger, more established companies. Small companies  tend  to  have  limited  product  lines, markets  or  financial  resources,  and  may  be dependent on a small management group.  Small  company stocks may be subject to more  abrupt  or  erratic  price movements, for reasons  such  as  lower  trading volumes, greater sensitivity to changing conditions and less certain growth  prospects.  Additionally, there are fewer market makers for these stocks and wider spreads between  quoted  bid  and asked  prices  in the over-the-counter market for these stocks. Small cap stocks also tend to be  subject  to greater liquidity risk, particularly during periods of market disruption, and there  is  often  less  publicly available information concerning these securities.

EXTENSION RISK

Extension  risk  is  the  possibility  that  rising  interest  rates  may  cause prepayments to occur at a slower than expected rate. This  particular  risk  may effectively  change  a security which was considered short- or intermediate-term at  the  time  of purchase  into  a  long-term  security.  Long-term  securities generally fluctuate  more  widely  in response to changes in interest rates than short- or intermediate-term securities.

FOREIGN CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS

Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United
States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

FOREIGN INVESTMENT RISK

Compared  with investing in the United  States,  investing  in  foreign  markets involves a  greater  degree  and  variety of risk. Investors in international or foreign  markets may face delayed settlements,  currency  controls  and  adverse economic developments  as well as higher overall transaction costs. In addition, fluctuations in the U.S.  dollar's  value  versus  other currencies may erode or reverse  gains  from  investments  denominated in foreign  currencies  or  widen losses. Foreign governments may expropriate  assets,  impose capital or currency controls,  impose punitive taxes, impose limits on ownership  or  nationalize  a company or industry. Any of these actions could have a severe effect on security prices and impair  the fund's ability to bring its capital or income back to the
U.S. Exchange rate fluctuations  also  may  impair  an issuer's ability to repay
U.S.  dollar  denominated debt, thereby increasing credit  risk  of  such  debt.
Finally, the value  of  foreign  securities  may be affected by incomplete, less frequent  or  inaccurate  financial  information  about  their  issuers,  social upheavals  or political actions ranging from tax code  changes  to  governmental collapse. Foreign  companies  may also receive less coverage than U.S. companies by market analysts and the financial  press.  In addition, foreign countries may
lack  uniform  accounting,  auditing  and  financial   reporting   standards  or
regulatory requirements comparable to those applicable to U.S. companies.  These risks are greater in emerging markets.

INDEX-BASED SECURITIES RISK

An  investment  in  index-based  securities generally presents the same  primary risks as an investment in a conventional  fund  (i.e., one that is not exchange-
traded) that has the same investment objectives,  strategies, and policies.  The price of index-based securities can fluctuate up or  down,  and  the Funds could lose  money investing in index-based securities if the prices of the  securities owned by  the index-based security go down.  In addition, index-based securities that are exchange-traded may be subject to the following risks that do not apply to conventional  funds: (i) the market price of an index-based security's shares may trade above or  below their NAV; (ii) an active trading market for an index-
based security's shares may not develop or be maintained; or (iii) trading of an index-based security's  shares may be halted if the listing exchange's officials deem such action appropriate,  the shares are delisted from the exchange, or the activation of market-wide "circuit-breakers"  (which are tied to large decreases in stock prices) halts stock trading generally.

INTEREST RATE RISK

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.  However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

INVESTMENT STYLE RISK

The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks)  may underperform other asset classes or the overall market. Individual market segments  tend  to  go  through cycles  of  performing  better  or  worse  than other types of securities. These periods  may last as long as several years. Additionally,  a  particular  market segment could  fall  out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK

Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

LIQUIDITY RISK

Liquidity risk refers  to  the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a
Fund will be required to continue  to  hold  the  security  or keep the position open,  and a Fund could incur losses. OTC derivative contracts  generally  carry greater liquidity risk than exchange-traded contracts.

MARKET RISK

Market risk  is  the  risk  that  the  value of a security will move up or down, sometimes  rapidly  and  unpredictably.  These  fluctuations,  which  are  often referred to as "volatility," may cause a security  to  be worth less than it was worth at an earlier time. Market risk may affect a single  issuer,  industry  or sector  of  the  economy or the market as a whole. Market risk is common to most investments, including  stocks  and  bonds,  and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds,  however,  can  vary significantly depending upon factors such as issuer and maturity. The bonds of  some companies may be riskier than the stocks of others.

PREPAYMENT RISK

Many types of fixed-income securities are subject to prepayment risk,  including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can  repay  principal  prior to the security's maturity. This is more likely  to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since  it may have to reinvest the proceeds in securities that pay a lower interest rate.

Generally,  mortgage-backed  securities   compensate   for  the  increased  risk
associated with prepayments by paying a higher yield.  The  additional  interest paid  for  risk  is  measured by the difference between the yield of a mortgage-
backed security and the  yield  of  a  U.S.  Treasury security with a comparable maturity (the spread).  An increase in the spread  may  cause  the  price of the mortgage-backed security to decline.  Spreads generally increase in response  to
adverse  economic  or  market  conditions.   Spreads  may  also  increase if the
security  is  perceived to have an increased prepayment risk or is perceived  to have less market demand.

REAL ESTATE/REIT RISK

A  Fund's investments  in  REITs  are  subject  to  the  same  risks  as  direct investments  in  real estate. The real estate industry is particularly sensitive to  economic downturns.  The  value  of  REITs  and  other  real  estate-related investments  is  sensitive  to  changes in real estate values and rental income, property taxes, interest rates, tax  and  regulatory requirements, overbuilding, extended  vacancies of properties and the issuer's  management  skills.  In  the event of a  default by an underlying tenant or borrower, a REIT could experience delays in  enforcing  its  rights  as  a  lessor  or  mortgagee  and  may  incur substantial  costs  associated with protecting its investments. In addition, the value of a REIT can depend  on  the  structure of and cash flow generated by the
REIT.  Also,  REITs  may  have  limited  financial  resources,  may  trade  less frequently and in limited volume and may be more volatile than other securities.

SECURITY-SPECIFIC RISK

Security-specific risk is the risk that the  value  of a particular security may or may not move in the same direction as the market as  a  whole.  All Funds are subject to this type of risk.

SPECIAL RISK FACTORS APPLICABLE TO THE OHIO MUNICIPAL MONEY MARKET FUND  AND THE
OHIO TAX-FREE FUND

Since  these  Funds  invest  primarily  in  issuers  from Ohio, the Funds may be subject to additional risks compared to funds that invest  in  multiple  states.
Ohio's  economy  is relatively diversified across the manufacturing, agriculture
and  services  sectors.   However,   the  manufacturing  sector,  in  particular
automobile manufacturing related industries,  is  still  a major employer within
Ohio  and  exposes  the  state to the economic dislocations which  occur  within cyclical industries.

SPECIAL RISK FACTORS APPLICABLE TO THE MICHIGAN TAX-FREE FUND

Since the Fund invests primarily  in  issuers  from  Michigan,  the  Fund may be subject  to  additional risks compared to funds that invest in multiple  states.
Although it has  diversified, Michigan's economy is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries.
Any downturn in these industries may adversely affect the economy of the state.

SPECIAL RISK FACTORS APPLICABLE TO THE FLORIDA TAX-FREE MONEY FUND

Since the Fund invests  primarily in issuers located in Florida, the Fund may be subject to additional risks  compared  to  funds that invest in multiple states.
Florida's economy is centered on the trade and  services  industry;  it  is also influenced  by  agriculture and tourism, which is the main driver of the state's economy.

                            INVESTMENT RESTRICTIONS

The following investment  restrictions  are  fundamental  and may not be changed without a vote of a majority of the outstanding Shares of a Fund. The investment restrictions pertain to each Fund unless otherwise noted.  Each Fund:

      (1)   May not concentrate investments in a particular industry or group of industries as concentration is defined under the  1940  Act,  or the
            rules   or   regulations  thereunder,  as  such  statute,  rules  or
            regulations may be amended from time to time.

      (2)   May issue senior securities to the extent permitted by the 1940 Act, or the rules or  regulations  thereunder,  as such statute, rules or regulations may be amended from time to time.

      (3)   May lend or borrow money to the extent permitted by the 1940 Act, or the  rules  or  regulations thereunder, as such  statute,  rules  or regulations may be amended from time to time.

      (4)   May purchase or sell  commodities,  commodities  contracts,  futures contracts,  or real estate to the extent permitted by the 1940  Act, or the rules  or  regulations  thereunder, as such statute, rules or regulations may be amended from time to time.

      (5)   May underwrite securities to the  extent  permitted by the 1940 Act, or the rules or regulations thereunder, as  such  statute,  rules or regulations may be amended from time to time.

        (6) May pledge, mortgage or hypothecate any of its assets to the  extent permitted  by  the 1940 Act, or the rules or regulations thereunder, as such statute,  rules  or  regulations may be amended from time to time.

      (7)   May purchase securities of any  issuer only when consistent with the maintenance of its status as a diversified  company  under  the 1940
            Act, or the rules or regulations thereunder, as such statute,  rules or  regulations  may  be  amended from time to time.  (For all Funds except Florida Tax-Free Money  Fund,  Ohio  Municipal  Money  Market
            Fund, Michigan Tax-Free Fund, Ohio Tax-Free Fund and Real Strategies
            Fund).

The  fundamental  limitations  of  the Funds have been adopted to avoid wherever possible the necessity of shareholder  meetings  otherwise  required by the 1940
Act.  This recognizes the need to react quickly to changes in  the  law  or  new investment  opportunities  in  the  securities  markets  and  the  cost and time involved  in  obtaining  shareholder  approvals  for  diversely  held investment companies. However, the Funds also have adopted non-fundamental limitations, set forth  below,  which  in  some  instances  may  be  more restrictive than  their fundamental  limitations.  Any  changes in a Fund's non-fundamental  limitations will be communicated to the Fund's shareholders prior to effectiveness.

Note, with respect to the Rotating  Markets  Fund,  the  Fund will not invest more  than  25%  of its total assets in the securities of exchange-traded  funds which concentrate  (i.e.,  invest  more  than  25%  of their assets) in the same industry,  provided that (i) through its investment in  index-based  securities, the Fund indirectly  may invest more than 25% of its assets in one industry, and
(ii) the Fund will concentrate  more  than  25%  of  its  assets  in  investment companies. The Real Strategies Fund may also indirectly invest more than  25% of its  assets  in  one  industry  indirectly  through  investments  in index-based securities which do not concentrate in the industry.

1940  Act  Restrictions.  Under  the  1940  Act, and the rules, regulations  and interpretations thereunder, a "diversified company,"  as  to  75%  of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed  by,  the U.S. Government, its agencies or its instrumentalities  and securities of other  investment  companies) if, as a result, more than 5% of the value of its total assets would be  invested in the securities of such issuer or more than 10% of the issuer's voting  securities would be held by the fund.  For the Tax-Exempt Funds only, as a matter  of  non-fundamental  policy,  they  will comply  with  the  diversification  requirements  of  Rule  2a-7, which are more rigorous.  "Concentration" is generally interpreted under the  1940  Act  to  be investing more than 25% of net assets in an industry or group of industries. The
1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

Additionally,  the 1940 Act limits the Funds ability to borrow money prohibiting the Fund from issuing  senior  securities,  except  the Fund may borrow from any bank  provided  that  immediately after any such borrowing  there  is  an  asset coverage of at least 300%  for  all borrowings by the Fund and provided further, that in the event that such asset  coverage  shall  at any time fall below 300%, the Fund shall, within three days thereafter or such  longer  period  as the SEC may  prescribe by rules and regulations, reduce the amount of its borrowings  to such an extent that the asset coverage of such borrowing shall be at least 300%.

Regulatory   Compliance.   The  Funds  may  follow  non-fundamental  operational
policies  that   are   more   restrictive   than  their  fundamental  investment
limitations, as set forth in the Prospectuses  and  this SAI, in order to comply
with  applicable  laws  and  regulations,  including  the  provisions   of   and
regulations  under  the  1940  Act.  In  particular, the Money Market Funds will comply with the various requirements of Rule  2a-7  (the  Rule), which regulates money  market mutual funds. The Funds will determine the effective  maturity  of its investments  according  to  the Rule. The Funds may change these operational policies to reflect changes in the  laws and regulations without the approval of its shareholders.

THE FOLLOWING ARE NON-FUNDAMENTAL POLICIES OF THE INDICATED FUND:

U.S. TREASURY MONEY MARKET FUND*

{circle}under normal circumstances, the  U.S.  Treasury  Money  Market Fund will invest  at  least  80%  of  its "Assets" (net assets plus the amount  of  any borrowings  for  investment purposes)  in  direct  obligations  of  the  U.S.
   Treasury and repurchase agreements collateralized by such obligations.

INCOME EQUITY FUND*

{circle}under normal  circumstances, the Income Equity Fund will invest at least
   80%  of the value of  its  "Assets"  (net  assets  plus  the  amount  of  any borrowings for investment purposes) in equity securities.

MACRO 100 FUND

{circle}under  normal circumstances, the Macro 100 Fund will invest at least 80%
   of its "Assets"  (net assets plus the amount of any borrowings for investment purposes) in equity securities.

MID CORP AMERICA FUND*

{circle}under normal  circumstances,  the  Mid  Corp America Fund will invest at least 80% of its "Assets" (net assets plus the  amount  of any borrowings for investment purposes) in common stocks of mid-cap companies.

{circle}under  normal circumstances, the Mid Corp America Fund  will  invest  at least 80% of  its  "Assets" (net assets plus the amount of any borrowings for investment purposes) in investments in the United States of America.

INTERNATIONAL EQUITY FUND*

{circle}under normal circumstances, the International Equity Fund will invest at least 80% of the value  of  its  "Assets"  (net assets plus the amount of any borrowings for investment purposes) in equity securities.

ROTATING MARKETS FUND

{circle}under normal circumstances, the Rotating  Markets  Fund  will  invest at least  80% of its "Assets" (net assets plus the amount of any borrowings  for investment  purposes) directly, or indirectly through index-based securities, in equity stocks comprising the equity market segment chosen by the Advisor.

SITUS SMALL CAP FUND*

{circle}under normal  circumstances,  the  Situs  Small  Cap Fund will invest at least 80% of the value of its "Assets" (net assets plus  the  amount  of  any
   borrowings   for   investment   purposes)   in  equity  securities  of  small
   capitalization companies.

FIXED INCOME SECURITIES FUND*

{circle}under normal circumstances, the Fixed Income Securities Fund will invest at least 80% of the value of its "Assets" (net  assets plus the amount of any borrowings for investment purposes) in fixed income securities.

INTERMEDIATE GOVERNMENT INCOME FUND*

{circle}under normal circumstances, the Intermediate Government Income Fund will invest at least 80% of the value of its "Assets"  (net assets plus the amount of any borrowings for investment purposes) in U.S. Government securities.

MORTGAGE SECURITIES FUND*

{circle}under normal circumstances, the Mortgage Securities  Fund will invest at least  80% of the value of its "Assets" (net assets plus the  amount  of  any borrowings for investment purposes) in mortgage-related securities, including mortgage REITs.

* Except for  Rotating  Markets  Fund  and  Macro 100 Fund, the above Funds will provide shareholders with at least 60 days prior  notice  of any change in these policies as required by SEC Rule 35d-1. These policies shall  be interpreted and implemented in accordance with its purpose, which is solely to  comply with Rule
35d-1.  However, the Rotating Markets Fund and Macro 100 Fund will  propose  the same shareholder notice on a voluntary basis.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NON-FUNDAMENTAL POLICIES OF THE FUNDS:

     (1)    The  Funds  will  not invest more than 15% of net assets in illiquid securities (10% in the case of money market funds).

     (2)    In applying the concentration  restriction:  (a)  utility  companies will  be divided according to their services (for example, gas,  gas transmission,  electric  and  telephone  will  each  be considered a
            separate   industry);  (b)  financial  service  companies  will   be
            classified according  to  the  end  users  of  their  services  (for example,  automobile  finance,  bank finance and diversified finance will  each  be  considered a separate  industry);  (c)  asset-backed securities will be  classified  according  to  the underlying assets securing  such  securities; and (d) with respect to  the  Tax-Exempt
            Funds, municipal  securities  will  not  be  deemed to constitute an industry. Also, to conform to the current view  of the SEC that only
            domestic   bank   instruments   may   be   excluded   from  industry
            concentration limitations, as a matter of non-fundamental  policy, a
            Fund  will  not  exclude  foreign  bank  instruments  from  industry concentration  limits  as  long as the policy of the SEC remains  in effect. Moreover, investments  in bank  instruments, and investments in certain industrial development  bonds  funded  by activities in a single  industry,  will  be  deemed to constitute investment  in  an industry, except when held for  temporary  defensive  purposes.  The investment  of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

THE FOLLOWING INVESTMENT LIMITATIONS OF THE DIVIDEND CAPTURE FUND, INTERNATIONAL
EQUITY FUND, MACRO 100 FUND,  MID  CORP AMERICA FUND, NEW ECONOMY FUND, ROTATING
MARKETS FUND AND SITUS SMALL CAP FUND  ARE  NON-FUNDAMENTAL  POLICIES. THE FUNDS
WILL NOT:

      (1)   Invest in companies for the purpose of exercising control.

      (2)   Pledge, mortgage or hypothecate assets, except to  secure  temporary borrowings  permitted  by  the  Fund's  fundamental  limitation,  in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incidence of such loan, except as permitted with respect to securities lending.

      (3)   Purchase  or  sell  real  estate,  real  estate  limited partnership interest,  commodities  or  commodities contracts (except  that  the
            Funds  may  invest  in  futures contracts  and  options  on  futures contracts, as disclosed in  the Prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject  to  its permitted investments,  the  Funds  may  invest  in companies which  invest  in  real estate, commodities or commodities contracts.

      (4)   Make  short  sales  of securities,  maintain  a  short  position  or purchase securities on  margin,  except  that  the  Funds may obtain short-term  credits  as  necessary  for  the  clearance of  security transactions.

      (5)   Act as an underwriter of securities of other issuers  except  as  it may be deemed an underwriter in selling a Fund security.

                               PORTFOLIO TURNOVER

The  portfolio turnover rate of a Fund is defined by the SEC as the ratio of the lesser  of  annual  sales  or  purchases  to  the  monthly  average value of the portfolio, excluding from both the numerator and the denominator securities with maturities  at  the  time  of  acquisition  of  one  year  or  less. Under  that definition,  the  Money Market Funds will have no portfolio turnover.  Portfolio turnover  generally  involves  some  expense  to  a  Fund,  including  brokerage commissions  or  dealer  mark-ups  and  other  transactions costs on the sale of securities and reinvestment in other securities.

For the fiscal years ended December 31, 2006 and  2005,  the  portfolio turnover rates for each of the following Funds were as follows:

-----------------------------------------------------------
|FUND                                           |2006|2005|
-----------------------------------------------------------
|Dividend Capture Fund                          |98% |131%|
-----------------------------------------------------------
|Growth Fund                                    |31% |20% |
-----------------------------------------------------------
|Income Equity Fund                             |43% |33% |
-----------------------------------------------------------
|International Equity Fund                      |26% |21% |
-----------------------------------------------------------
|Macro 100 Fund(1)                              |222%|87% |
-----------------------------------------------------------
|Mid Corp America Fund                          | 6% | 7% |
-----------------------------------------------------------
|New Economy Fund                               |50% |61% |
-----------------------------------------------------------
|Real Strategies Fund*                          |N/A |N/A |
-----------------------------------------------------------
|Rotating Markets Fund                          |35% |48% |
-----------------------------------------------------------
|Situs Small Cap Fund                           |19% |14% |
-----------------------------------------------------------
|Fixed Income Securities Fund                   |55% |59% |
-----------------------------------------------------------
|Intermediate Government Income Fund            |32% |34% |
-----------------------------------------------------------
|Michigan Tax-Free Fund                         |22% |49% |
-----------------------------------------------------------
|Mortgage Securities Fund                       |29% |29% |
-----------------------------------------------------------
|Ohio Tax-Free Fund                             |17% |45% |
-----------------------------------------------------------
|Short/Intermediate Fixed Income Securities Fund|36% |31% |
-----------------------------------------------------------

*Because the Real Strategies Fund is just commencing operations, no data is available for these time periods.
 (1) The increase in the Fund's portfolio turnover rate in 2006 is due to the changes made by the portfolio management team based upon changing macroeconomic principals.

               WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

TRUSTEES AND OFFICERS
The  following  tables  give information about Independent Trustees,  Interested
Trustees and the senior officers  of  the  Trust.   Each  Trustee  oversees  all
portfolios  of the Trust and serves for an indefinite term (subject to mandatory
retirement provisions).   Information  about  each Trustee is provided below and
includes each person's: name, address, age (as  of  the  date of the Funds' most recent  fiscal  year  end), present position(s) held with the  Trust,  principal occupations for the past five years and total compensation received as a Trustee for the most recent fiscal  year.  Please note that the information consolidates and includes historical information  from their service as Trustee or Officer of the Original Trusts.  Unless otherwise  noted,  the  business  address  of  each person  listed  below  is  c/o  The  Huntington  Funds,  5800  Corporate  Drive,
Pittsburgh, PA.  Unless otherwise noted, each officer is elected annually.   The
Huntington  Funds consists of 30 portfolios.  Each Trustee serves as Trustee for all portfolios of The Huntington Funds.

As of April 1,  2007, the Trustees and officers as a group owned less than 1% of
Shares of the Trust.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                                       TOTAL
NAME                                                                                                                   COMPENSATION
AGE                                                                                                                    FROM TRUST
POSITIONS HELD WITH TRUST           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, PREVIOUS POSITION(S) AND OTHER     (PAST
LENGTH OF TIME SERVED               DIRECTORSHIPS HELD                                                                 CALENDAR
                                                                                                                       YEAR)

THOMAS J. WESTERFIELD {dagger}      PRINCIPAL OCCUPATION: Since August 2005, of Counsel, Dinsmore & Shohl LLP (law     $34,000
Age: 51                             firm).
TRUSTEE
Began serving: January 2001         PREVIOUS POSITION: From 1993 to 2005, of Counsel, Cors & Bassett LLC (law firm).

                                    OTHER DIRECTORSHIPS HELD:  None.
{dagger} Thomas J.  Westerfield has been deemed an Interested Trustee due to the position he holds with  Dinsmore  &  Shohl LLP, which may be retained to provide legal services to Huntington.

                                     - 10 -

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME             PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS, PREVIOUS POSITION(S) AND OTHER DIRECTORSHIPS HELD        TOTAL
AGE                                                                                                                     COMPENSATION
POSITIONS                                                                                                               FROM TRUST
HELD WITH                                                                                                               (PAST
TRUST                                                                                                                   CALENDAR
DATE SERVICE                                                                                                            YEAR)
BEGAN

DAVID S.         PRINCIPAL OCCUPATION: Since 1965, Chairman of the Board, Schoedinger Funeral Service.  Since 1987,     $38,250
SCHOEDINGER*     CEO, Schoedinger Financial Services, Inc.
Age: 64          PREVIOUS POSITION: From 1992 to 1993, President, Board of Directors of National Selected Morticians
CHAIRMAN OF      (national trade association for morticians).
THE BOARD
AND TRUSTEE      OTHER DIRECTORSHIPS HELD: None.
Began
serving: May
1990
JOHN M.          PRINCIPAL OCCUPATIONS: Retired.                                                                        $31,500
SHARY**
Age: 76          PREVIOUS POSITIONS:  Member, Business Advisory Board, HIE-HEALTHCARE.COM (formerly Hublink, Inc.)
TRUSTEE          (1993-1997)(database integration software); Member, Business Advisory Board, Mind Leaders, Inc.
Began            (formerly DPEC - Data Processing Education Corp.) (1993-1996) (data processing education); Member,
serving:         Business Advisory Board, Miratel Corporation (1993-1995)(research and development firm for CADCAM);
October 1991     Chief Financial Officer of OCLC Online Computer Library Center, Inc. (1978-1993); Member, Board of
                 Directors, Applied Information Technology Research Center (1987-1990); Member, Board of Directors, AIT
                 (1987-1990) (technology).

                 OTHER DIRECTORSHIPS HELD: None.
WILLIAM R.       PRINCIPAL OCCUPATIONS: Retired.                                                                        $33,750
WISE**
Age: 75          PREVIOUS POSITIONS: Corporate Director of Financial Services and Treasurer, Children's Hospital,
TRUSTEE          Columbus, Ohio; Associate Executive Director and Treasurer, Children's Hospital, Columbus, Ohio (1985-
Began            1989).
serving:
April 1991       OTHER DIRECTORSHIPS HELD:  None.
TADD C.          PRINCIPAL OCCUPATION:  Retired.                                                                        $17,750
SEITZ            PREVIOUS POSITIONS:  Chairman and Chief Executive Officer, The Scotts Company (June 1983 - March
Age: 65          1995); Interim Chief Executive Officer (February 1996 - July 1996).
TRUSTEE          OTHER DIRECTORSHIPS HELD:  None
Began
serving:
June 2006
MARK D.          PRINCIPAL OCCUPATIONS:  Chief Executive Officer and President, BestTransport.com, Inc. (2003 to        $19,250
SHARY***         present).
Age: 47
TRUSTEE          PREVIOUS POSITION:  President, Bostech Corporation (2000 - 2002).
Began
serving:         OTHER DIRECTORSHIPS HELD:  None
June 2006
WILLIAM H.       PRINCIPAL OCCUPATION: Assistant Treasurer, Dana Corporation (September 2006 to Present)                $0
ZIMMER, III      (manufacturing).
Age: 53          PREVIOUS POSITIONS: Vice President and Manager, Global Treasury Management, National City Bank
TRUSTEE          (January 2004 to January 2006); Vice President, Treasury Management Operations, Provident Bank (June
Began            2003 to January 2004); Financial Consultant (April 2001 to June 2003).
Serving:         OTHER DIRECTORSHIPS HELD: None
December
2006

*      David S. Schoedinger became Chairman of the Funds on April 30, 2003.
**     Messrs. John M. Shary and William R. Wise retired on April 26, 2007.
***   Family relationship: Mark D. Shary is the nephew of John M. Shary, an
Independent Trustee of the Trusts.

Carl A. Nelson served as Independent Trustee from June 2006 to October 2006 and received $12,500.

OFFICERS*

NAME             PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITIONS
AGE
ADDRESS
POSITIONS
HELD WITH
TRUST

B. RANDOLPH      PRINCIPAL OCCUPATIONS: President and Chief Investment Officer, Huntington Asset Advisors, Inc. (February 2001 to
BATEMAN          present); Chief Investment Officer, The Huntington National Bank (October 2000 to present).
Age: 51
41 South         PREVIOUS POSITIONS: Senior Vice President, Star Bank (June 1988 to October 2000).
High Street
Columbus, OH
PRESIDENT
Began
Serving:
September
2005
CHARLES L.       PRINCIPAL OCCUPATIONS: Senior Vice President, Federated Securities Corp. (2007); Director of Mutual Fund Services,
DAVIS, JR.       Federated Services Company (2003 to present); Director of Sales Administration, Federated Securities Corp. (2006 to
Age: 46          present); President, Edgewood Services, Inc. (2004 to present); President, Southpointe Distribution Services, Inc.
1001 Liberty     (2005 to present).
Avenue
Pittsburgh,      PREVIOUS POSITIONS: Managing Director, Edgewood Services, Inc. (2000 to 2003); Director of Business Development,
PA               Federated Services Company (1998 to 1999); Business Manager, Mutual Fund Services, Federated Services Company (1993
CHIEF            to 1998); Director of Investor Relations, MNC Financial, Inc. (1991 to 1993).
EXECUTIVE
OFFICER
Began
Serving:
April 2003
DAVID R.         PRINCIPAL OCCUPATIONS: Chief Compliance Officer, and Anti-Money Laundering Officer of The Huntington Funds
CARSON           (September 2005 to present).
Age: 48
3805 Edwards     PREVIOUS POSITIONS: Treasurer and Assistant Treasurer of The Huntington Funds, Huntington Asset Advisors, Inc.
Road             (February 2002 to February 2005); Vice President and Private Financial Group Marketing Manager,
Suite 3805       Huntington National Bank (June 2001 to September 2005); Trust Officer, Firstar Bank (October 1982 to February
Cincinnati,      2001).
OH
CHIEF
COMPLIANCE
OFFICER and
ANTI-MONEY
LAUNDERING
OFFICER
Began
Serving:
September
2005
GEORGE           PRINCIPAL OCCUPATIONS: Assistant Vice President, Federated Services Company; Vice President and Assistant Treasurer
POLATAS          of various funds distributed by Edgewood Services, Inc. (January 1997 to present).
Age: 44
1001 Liberty
Avenue
Pittsburgh,
PA
VICE
PRESIDENT
Began
Serving:
July 2003
CHRISTOPHER      PRINCIPAL OCCUPATION: Vice President, Fund Administration, BISYS Fund Services Ohio, Inc. (February 1993 to
E. SABATO        present).
Age: 38
TREASURER
3435 Stelzer
Road
Columbus, OH
Began
Serving: May
2005

* Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD OF TRUSTEES

BOARD          COMMITTEE        COMMITTEE FUNCTIONS                                                                    MEETINGS HELD
COMMITTEE      MEMBERS                                                                                                 DURING LAST
                                                                                                                       FISCAL YEAR

Audit          David S.         The purposes of the Audit Committee are to oversee the Trust's accounting and          Two
               Schoedinger      financial reporting policies and practices; to oversee the quality and objectivity
               Tadd C.          of the Trust's financial statements and the independent audit thereof; to consider
               Seitz            the selection of independent public accountants for the Trust and the scope of the
               Mark D.          audit; and to act as a liaison between the Trust's independent auditors and the
               Shary            full Board of Trustees. The Audit Committee also serves as the Qualified Legal
               (Chairman)       Compliance Committee.
               William H.
               Zimmer, III
Nominating     David S.         The purpose of the Nominating Committee is to nominate a person or persons to          Three
               Schoedinger      serve as a member of the Board of Trustees.  The Nominating Committee will
               (Chairman)       consider nominees recommended by Shareholders.  The Nominating Committee shall be
               Tadd C.          comprised of all Independent Trustees. Recommendations should be submitted to the
               Seitz            Nominating Committee in care of The Huntington Funds.
               Mark D.
               Shary
               William H.
               Zimmer, III
Compliance     Thomas J.        The purpose of the Compliance Committee is to oversee the Trust's compliance with      Two
               Westerfield      the legal and regulatory requirements of the Trust's operations including
               (Chairman)       compliance with securities laws and regulations.
               David S.
               Schoedinger
               Tadd C.
               Seitz
               Mark D.
               Shary
               William H.
               Zimmer, III
Special        David S.         The purpose of the Special Proxy Voting Committee is to consider and determine how     None
Proxy          Schoedinger      to vote on behalf of the Trust with respect to specific votes referred by the
Voting         Tadd C.          Trust's Advisor.
               Seitz
               Mark D.
               Shary
               William H.
               Zimmer, III

                                     - 11 -

    TRUSTEES OWNERSHIP OF SHARES IN A FUND AND IN THE HUNTINGTON FUNDS AS OF
                               DECEMBER 31, 2006

           (1)                         (2)                          (3)

                                                        DOLLAR RANGE OF SHARES OWNED
                           DOLLAR RANGE OF SHARES OWNED   IN THE HUNTINGTON FUNDS
     NAME OF TRUSTEE                IN A FUND

David S. Schoedinger                                           Over $100,000
 Dividend Capture Fund           $10,001- $50,000
 Income Equity Fund              $10,001- $50,000
 Mid Corp America Fund           $10,001- $50,000
 New Economy Fund                $10,001- $50,000
 Rotating Markets Fund           $10,001- $50,000
 Situs Small Cap Fund            $10,001- $50,000
John M. Shary*                                                $50,001-$100,000
 Money Market Fund               $50,001-$100,000
Thomas J. Westerfield                                         $50,001-$100,000
 Money Market Fund                 $1- $10,000
 Dividend Capture Fund             $1- $10,000
 International Equity Fund          $1-$10,000
 Mid Corp America Fund             $1- $10,000
 New Economy Fund                   $1-$10,000
 Rotating Markets Fund              $1-$10,000
 Situs Small Cap Fund               $1-$10,000
William R. Wise*                                               Over $100,000
 Income Equity Fund              $10,001- $50,000
 International Equity Fund       $10,001- $50,000
 Mid Corp America Fund           $10,001- $50,000
 Macro 100 Fund                  $10,001- $50,000
 Situs Small Cap Fund            $10,001- $50,000
 Fixed Income Fund               $10,001- $50,000
Tadd C. Seitz                                                   $1- $10,000
 Rotating Markets Fund             $1- $10,000
Mark D. Shary                                                       None
William H. Zimmer, III                                              None

*Messrs. John M. Shary and William R. Wise retired as of April 26, 2007 pursuant to the Trust's mandatory retirement policy.
INVESTMENT ADVISOR

Huntington Asset Advisors, Inc. (Advisor)  has  served  as investment advisor to the Trust since its creation on May 12, 2001, as part of a reorganization of the investment  advisory  services of Huntington Bank. The Advisor  is  a  separate, wholly owned subsidiary of Huntington Bank.

Huntington Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares
Incorporated (HBI) and  is  deemed  to be controlled by HBI. With $36 billion in assets as of December 31, 2006, HBI is  a  major  Midwest  regional bank holding company. Through its subsidiaries and affiliates, HBI offers  a  full  range  of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

Under   the  investment  advisory  agreements  between  the  Trust  and  Advisor
(Investment  Advisory  Agreements),  the  Advisor,  at  its expense, furnishes a continuous  investment  program  for  the  various  Funds  and makes  investment decisions  on  their  behalf, all subject to such policies as the  Trustees  may determine. Investment decisions  are  subject  to  the provisions of the Trust's
Declaration of Trust and By-laws, and of the 1940 Act.  In addition, the Advisor makes  decisions consistent with a Fund's investment objectives,  policies,  and restrictions,  and such policies and instructions as the Trustees may, from time to time, establish.

The Advisor  may  from  time  to  time  agree  to  voluntarily reduce its advisory fee, however, it is not currently doing so for each  Fund.  While there can be no assurance that the Advisor will choose to make such an agreement,  any voluntary  reductions  in  the  Advisor's  advisory  fee  will  lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

The Investment Advisory Agreements provide that the Advisor shall not be subject to  any  liability for any error of judgment or mistake of law or for  any  loss suffered by  the  Trust  in  connection with the matters to which the Investment
Advisory Agreements relate, except  a  loss resulting from a breach of fiduciary duty  with  respect  to  the receipt of compensation  for  services  or  a  loss resulting from willful misfeasance,  bad  faith,  gross  negligence, or reckless disregard of its obligations and duties on the part of the Advisor.

The  Investment  Advisory  Agreements  may  be terminated without  penalty  with respect  to  any  Fund  at  any  time by the vote of  the  Trustees  or  by  the shareholders of that Fund upon 60  days' written notice, or by the Advisor on 90 days' written notice. An Investment  Advisory Agreement may be amended only by a vote  of  the  shareholders of the affected  Fund(s).  The  Investment  Advisory
Agreements also  terminate  without  payment  of any penalty in the event of its assignment. The Investment Advisory Agreements  provide  that they will continue in  effect  from year to year only so long as such continuance  is  approved  at least annually  with  respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Huntington.

From time to time, the Advisor may use a portion of its reasonable resources and profits  to  pay  for certain  administrative  services  provided  by  financial institutions on Shares of the Funds.

Because of the internal  controls maintained by the Advisor to restrict the flow of non-public information, the Funds' investments are typically made without any knowledge of the Advisor's  or  its  affiliates'  lending  relationships with an issuer.

SUB-ADVISOR

The  Advisor has delegated daily management of the Macro 100  Fund's  assets  to
Laffer Investments, Inc.  The Sub-Advisory fee is paid by the Advisor and not by
the Fund.   The address for Laffer Investments is 2909 Poston Avenue, 2nd Floor,
Nashville, TN  37203.   As  of  December 31, 2006, Laffer Investments had assets
under management of approximately $481 million.

PORTFOLIO MANAGER INFORMATION

Unless otherwise noted, the following  information  about  the  Funds' Portfolio
Managers is provided as of the end of the Funds' most recently completed  fiscal year and none of the other Accounts described below has an advisory fee that  is based on the performance of the account.

DIVIDEND CAPTURE FUND

                                           TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                     ACCOUNTS MANAGED/
 B. RANDOLPH BATEMAN                                TOTAL ASSETS
                                     ----------------------------
 Registered Investment Companies           3 funds /$247,275,017
 Other Pooled Investment Vehicles                           None
 Other Accounts                       22 accounts / $220,000,000
Dollar value range of Shares owned in the Fund: none.

                                     - 12 -

                                         TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                   ACCOUNTS MANAGED/
 KIRK MENTZER                                     TOTAL ASSETS
 Registered Investment Companies          3 funds/$374,805,825
 Other Pooled Investment Vehicles                         None
 Other Accounts                       18 accounts/$150,167,949
Dollar value range of Shares owned in the Fund: $50,001-$100,000.

GROWTH FUND

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 DR. BERNARD SHINKEL                               TOTAL ASSETS
 Registered Investment Companies         3 funds / $375,217,671
 Other Pooled Investment Vehicles                          None
 Other Accounts                       240 accounts/$135,499,611
Dollar value range of shares owned in the Fund: None.

The above information is provided as of February 14, 2007.

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 MARTINA CHEUNG                                    TOTAL ASSETS
 Registered Investment Companies             1 fund/$21,191,007
 Other Pooled Investment Vehicles                          None
 Other Accounts                       119 accounts/$357 million
Dollar value range of Shares owned in the Fund: $10,001-$50,000.

The above information is provided as of February 14, 2007.

                                      TOTAL NUMBER OF OTHER ACCOUNTS MANAGED/
 OTHER ACCOUNTS MANAGED BY                                       TOTAL ASSETS
 JENNY JIANG
                                     -----------------------------------------
 Registered Investment Companies                         1 fund / $21,191,007
 Other Pooled Investment Vehicles                                        None
 Other Accounts                                     79 accounts / $32,500,000
Dollar value range of shares owned in the Fund: None.
The above information is provided as of February 14, 2007.

INCOME EQUITY FUND

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 CRAIG J. HARDY                                    TOTAL ASSETS
 Registered Investment Companies             1 fund/$38,614,053
 Other Pooled Investment Vehicles                          None
 Other Accounts                       195 accounts/$261,567,074
Dollar value range of Shares owned in the Fund: $10,001-$50,000.

                                     - 13 -

                                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                                    ACCOUNTS MANAGED/
 CHRISTOPHER G. CWIKLINSKI                                         TOTAL ASSETS
 Registered Investment Companies                             1 fund/$38,614,053
 Other Pooled Investment Vehicles                                          None
 Other Accounts                                       177 accounts/$205,537,105
 Accounts Paying Advisory Fees Based Upon Performance
                                                           1 account/$1,242,158
Dollar value range of Shares owned in the Fund: $50,001-$100,000.

INTERNATIONAL EQUITY FUND

                                       TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                 ACCOUNTS MANAGED/
 MADELYNN M. MATLOCK                            TOTAL ASSETS
 Registered Investment Companies           1 fund/$7,666,044
 Other Pooled Investment Vehicles                       None
 Other Accounts                       9 accounts/$14,500,000
Dollar value range of Shares owned in the Fund: $100,001-$500,000.

MACRO 100 FUND

                                                                 NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
                                TOTAL NUMBER OF OTHER                                                             PERFORMANCE FEES
OTHER ACCOUNTS MANAGED BY           ACCOUNTS MANAGED/
DR. ARTHUR B. LAFFER                     TOTAL ASSETS

Registered Investment               1 fund/$7,751,353
Companies                                     million
Other Pooled Investment                                                                                  1 account /$2.276 million
Vehicles
Other Accounts                   10 accounts/$334.422
                                              million

Dollar value range of Shares owned in the Fund: $50,001-$100,000.

                                                                  NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
                                 TOTAL NUMBER OF OTHER                                                             PERFORMANCE FEES
OTHER ACCOUNTS MANAGED BY       ACCOUNTS MANAGED/TOTAL
ARTHUR B. LAFFER, JR.                           ASSETS

Registered Investment               1 fund/$10,138,341
Companies                                      million
Other Pooled Investment                                                                                   1 account /$2.276 million
Vehicles
Other Accounts                    10 accounts/$334.422
                                               million

Dollar value range of Shares owned in the Fund: $50,001-$100,000.

MID CORP AMERICA FUND

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 CHRISTOPHER M. ROWANE                             TOTAL ASSETS
 Registered Investment Companies             1 fund/$28,813,868
 Other Pooled Investment Vehicles                          None
 Other Accounts                       320 accounts/$275 million
Dollar value range of Shares owned in the Fund: $100,001-$500,000.

NEW ECONOMY FUND

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 DR. BERNARD SHINKEL                               TOTAL ASSETS
 Registered Investment Companies           3 funds/$380,545,930
 Other Pooled Investment Vehicles                          None
 Other Accounts                       240 accounts/$135,499,611
Dollar value range of shares owned in the Fund: $100,001-$500,000.

The above information is provided as of February 14, 2007.

REAL STRATEGIES FUND

                                         TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                   ACCOUNTS MANAGED/
 PETER SORRENTINO                                 TOTAL ASSETS
 Registered Investment Companies                          None
 Other Pooled Investment Vehicles                         None
 Other Accounts                       77 accounts/$150,000,000
Dollar value range of Shares owned in the Fund: none.

ROTATING MARKETS FUND

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 PAUL KOSCIK                                       TOTAL ASSETS
 Registered Investment Companies              1 fund/$8,558,016
 Other Pooled Investment Vehicles                          None
 Other Accounts                       224 accounts/$363,655,970
Dollar value range of Shares owned in the Fund: $50,001-$100,000.

SITUS SMALL CAP FUND

                                           TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                     ACCOUNTS MANAGED/
 B. RANDOLPH BATEMAN                                TOTAL ASSETS
 Registered Investment Companies            3 funds/$173,104,502
 Other Pooled Investment Vehicles                           None
 Other Accounts                       22 accounts / $220,000,000
Dollar value range of Shares owned in the Fund: none.

                                     - 14 -

FIXED INCOME SECURITIES FUND

                                         TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                   ACCOUNTS MANAGED/
 KIRK MENTZER                                     TOTAL ASSETS
 Registered Investment Companies          3 funds/$374,805,825
 Other Pooled Investment Vehicles                         None
 Other Accounts                       18 accounts/$150,167,949
Dollar value range of Shares owned in the Fund: none.

INTERMEDIATE GOVERNMENT INCOME FUND

                                           TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                     ACCOUNTS MANAGED/
 WILLIAM G. DOUGHTY                                 TOTAL ASSETS
 Registered Investment Companies          5 funds/$1,748,655,404
 Other Pooled Investment Vehicles                           None
 Other Accounts                       51 accounts/$1,234,822,315
Dollar value range of shares owned in the Fund: $50,001-$100,000.

MICHIGAN TAX FREE FUND
                                        TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                  ACCOUNTS MANAGED/
 KATHY STYLAREK                                  TOTAL ASSETS
 Registered Investment Companies         3 funds/$265,982,253
 Other Pooled Investment Vehicles                        None
 Other Accounts                       51 Accounts/$156,000,00
Dollar value range of shares owned in the Fund: $50,001-$100,000.

MORTGAGE SECURITIES FUND

                                           TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                     ACCOUNTS MANAGED/
 WILLIAM G. DOUGHTY                                 TOTAL ASSETS
 Registered Investment Companies          5 funds/$1,770,196,482
 Other Pooled Investment Vehicles                           None
 Other Accounts                       51 accounts/$1,234,822,315
Dollar value range of shares owned in the Fund: none.

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 GUSTAVE J. SEASONGOOD                             TOTAL ASSETS
 Registered Investment Companies              1 fund/$7,131,601
 Other Pooled Investment Vehicles                          None
 Other Accounts                       280 accounts/$406,401,121
Dollar value range of shares owned in the Fund: none.

                                     - 15 -

OHIO TAX FREE FUND

                                         TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                   ACCOUNTS MANAGED/
 KATHY STYLAREK                                   TOTAL ASSETS
 Registered Investment Companies          3 funds/$243,315,888
 Other Pooled Investment Vehicles                         None
 Other Accounts                       51 Accounts/$156,000,000
Dollar value range of shares owned in the Fund: $50,001-$100,000.

SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

                                           TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                     ACCOUNTS MANAGED/
 WILLIAM G. DOUGHTY                                 TOTAL ASSETS
 Registered Investment Companies          5 funds/$1,762,932,575
 Other Pooled Investment Vehicles                           None
 Other Accounts                       51 accounts/$1,234,822,315
Dollar value range of shares owned in the Fund: $10,001-$50,000.

MR.  BATEMAN is paid a fixed base salary and is eligible for a cash bonus.  Base salary  is  determined  within  a  market competitive salary range, based on his
experience and performance, and is reviewed  annually.   The  cash  incentive is
part of the Private Financial Group (PFG) Trust Incentive Plan (TIP).   The  TIP
has a monthly and quarterly award component.
   {circle}The  monthly award is based on self-generated sales or referrals that result in the  opening  and  funding  of  certain  types of eligible Trust account  products  offered  by  the  Bank's  PFG, including  personal  and corporate trust accounts; investment management  accounts  for individual,
      corporate  and  eleemosynary  clients; and various retirement plans.   The
      monthly award also is based on  generating additional fees above a certain
      minimum amount on existing Trust  accounts.   Future monthly awards may be
      reduced  to reflect prior awards paid on accounts  that  are  subsequently
      lost within  12-months.   The maximum monthly award is a percentage of the
      first year's trust fees on such self-generated business.
   {circle}The  quarterly  award  is  a  maximum  percentage  of  the  portfolio manager's quarterly base salary,  and  is  determined  on whether he met 3 pre-determined  groups  of  criteria  categories  with different  assigned
      weights within his performance plan, as follows:   25% on the PFG division
      performance; 50% on the portfolio manager's assigned  Region/Business Unit performance, which is measured on income meeting projections;  and  25% on individual  portfolio  manager meeting pre-determined performance criteria jointly  established by the  portfolio  manager  and  his  manager,  which generally  include  regulatory compliance, customer service factors, sales performance, and (if  applicable)  management  performance.  The payout on the last two components of the plan will be increased  by a maximum of 20%
      if the portfolio manager outperforms the plans, but will  be  decreased by one-third  increments  to zero if the portfolio manager underperforms  the goal.  Performance is measured and paid quarterly.

Goals vary, but generally involve  specific  and general goals, such as fund and private account asset growth; growth of the Bank's  Private  Financial  Group of which  he  is a manager; consistency of manager performance; performance against one or more pre-selected benchmarks, depending on the types of funds and private accounts for  which  he  will  have  management  responsibility.  Mr. Bateman is eligible for annual awards of stock options and restricted  stock  units  on the
Bank's  holding company stock, the amount of which is recommended by his manager and subject  to  approval  by  the  Chief Executive Officer and the Compensation
Committee of the Board of Directors of  the  holding  company.   Mr.  Bateman is
eligible,  but  has  not  elected,  to  participate  in  a deferred compensation program.

MESSRS.  MENTZER AND ROWANE are paid fixed base salaries and  are  eligible  for
cash incentives.   Base  salary  is  determined  and  reviewed annually based on
competition in the trust and investment management market.   The  cash incentive
is  part  of the Private Financial Group (PFG) Trust Incentive Plan (TIP).   The
TIP has a monthly and quarterly award component.
   {circle}The  monthly award is based on self-generated sales or referrals that result in the  opening  and  funding  of  certain  types of eligible Trust account  products  offered  by  the  Bank's  PFG, including  personal  and corporate trust accounts; investment management  accounts  for individual,
      corporate  and  eleemosynary  clients; and various retirement plans.   The
      monthly award also is based on  generating additional fees above a certain
      minimum amount on existing Trust  accounts.   Future monthly awards may be
      reduced  to reflect prior awards paid on accounts  that  are  subsequently
      lost within  12-months.   The maximum monthly award is a percentage of the
      first year's trust fees on  such self-generated business.  Mr. Rowane also receives a smaller percentage on fees generated in future years.
   {circle}The  quarterly  award  is  a  maximum  percentage  of  the  portfolio manager's quarterly base salary,  and  is  determined  on whether he met 3 pre-determined  groups  of  criteria  categories  with different  assigned weights within his performance plan, as follows:  25%  on the PFG division performance; 50% on the portfolio manager's assigned Region/Business  Unit performance,  which  is measured on income meeting projections; and 25% on individual portfolio manager  meeting  pre-determined performance criteria jointly  established  by  the portfolio manager  and  his  manager,  which generally include regulatory  compliance,  customer service factors, sales
      performance, and (if applicable) management  performance.   The  payout on
      the last two components of the plan will be increased by a maximum  of 10%
      if  the portfolio manager outperforms the plans, but will be decreased  by one-third  increments  to  zero if the portfolio manager underperforms the goal.  Performance is measured and paid quarterly.

MR. SORRENTINO is paid a fixed base  salary and is eligible for cash incentives.
Base salary is determined and reviewed  annually  based  on  competition  in the
trust  and  investment  management  market.   The  cash incentive is part of the
Private Financial Group (PFG) Trust Incentive Plan (TIP).  The TIP has a monthly and quarterly award component.
   {circle}The monthly award is based on self-generated  sales or referrals that result  in  the  opening  and funding of certain types of  eligible  Trust account  products  offered by  the  Bank's  PFG,  including  personal  and corporate trust accounts;  investment  management accounts for individual,
      corporate and eleemosynary clients; and  various  retirement  plans.   The
      monthly  award also is based on generating additional fees above a certain minimum amount  on  existing Trust accounts.  Future monthly awards may be reduced to reflect prior  awards  paid  on  accounts that are subsequently lost within 12-months.  The maximum monthly award  is  a percentage of the first year's trust fees on such self-generated business.
   {circle}The  quarterly  award  is  a  maximum  percentage  of  the  portfolio manager's  quarterly base salary, and is determined on whether  he  met  3 pre-determined  groups  of  criteria  categories  with  different assigned weights within his performance plan, as follows:  10% on  the PFG division performance; 65% on the portfolio manager's assigned Region/Business  Unit performance,  which  is measured on income meeting projections; and 25% on individual portfolio manager  meeting  pre-determined performance criteria jointly  established  by  the portfolio manager  and  his  manager,  which generally include regulatory  compliance,  customer service factors, sales
      performance, and (if applicable) management  performance.   The  payout on
      the last two components of the plan will be increased by a maximum  of 20%
      if  the portfolio manager outperforms the plans, but will be decreased  by one-third  increments  to  zero if the portfolio manager underperforms the goal.  Performance is measured and paid quarterly.

MS. CHEUNG, MR. CWIKLINSKI, MR. DOUGHTY,  MR.  HARDY, MS. JIANG, MR. KOSCIK, MS.
MATLOCK,  MR.  SEASONGOOD,  DR. SHINKEL and MS. STYLAREK  are  paid  fixed  base salaries and are eligible for several cash incentives, as described below.  Base salary is determined within a  market  competitive  salary  range,  based on the portfolio manager's experience and performance, and is reviewed annually.

Ms.  Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Hardy, Ms. Jiang, Mr. Koscik,  Ms.
Matlock,  Mr.  Seasongood,  Dr. Shinkel and Ms. Stylarek are each eligible for a monthly award based on self-generated  sales  or  referrals  that  result in the opening and funding of certain types of eligible Trust account products  offered by  the  Bank's PFG, including personal and corporate trust accounts; investment management  accounts  for  individual,  corporate  and eleemosynary clients; and
various  retirement  plans.   The  monthly  award also is  based  on  generating
additional  fees  above a certain minimum amount  on  existing  Trust  accounts.
Future monthly awards  may  be  reduced to reflect prior awards paid on accounts
that are subsequently lost within  12  months.   The  maximum monthly award is a
percentage of the first year's trust fees on such self-generated business.

Quarterly,  if  the  Funds'  assets  collectively grow at least  3.0%  over  the previous calendar quarter as a result of new portfolio placements, retail sales, or general fund performance, an incentive pool is funded at a rate of 10% of the
annualized  incremental advisory fees for  the  quarter.   Assets  derived  from
employee benefit  accounts  and  irrevocable trusts and performance of all money market  funds do not count toward asset  growth  for  purposes  of  this  bonus.
Further,  beginning  January  1,  2005,  assets  in Florida Tax Free Fund, Money
Market Fund, Ohio Municipal Money Market Fund and  U.S.  Treasury  Money  Market
Fund  do  not count toward asset growth for purposes of this bonus.  Ms. Cheung,
Mr. Cwiklinski,  Mr. Doughty, Ms. Jiang, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr.
Seasongood, Dr. Shinkel and Ms. Stylarek are eligible to receive equal shares of
75% of this pool along  with  others eligible for this incentive.  The remaining
25% of this pool is distributed  at  the  Advisor's  Chief  Investment Officer's
total discretion based on his assessment of the following criteria:   (1) use of
the Funds in individual investment accounts, (2) development of publicity of the
Funds, (3) coordination of relationships with the brokers who sell the Funds and
(4) excellence in trading and placement within the Funds.

Ms.  Cheung, Mr. Cwiklinski, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock,  Mr.
Seasongood  and Dr. Shinkel are each responsible for researching and making buy, hold and sell  recommendations  for individually- assigned industries.  Based on the  Advisor's  Chief  Investment  Officer's  and  the  Director  of  Research's
assessment, and at their discretion,  each  of  these  portfolio managers may be awarded an incentive of a certain percentage of his or her quarterly base salary for his or her performance as an analyst.  Each portfolio  manager's performance in this regard is assessed quarterly by the Advisor's Chief  Investment  Officer and the Director of Research by comparing the performance of a selected group of that  portfolio  manager's  recommended industry stocks to the relevant industry sector or peer group.  Such industry  sector  or  peer  group  is  selected  and changed  by  the  Chief  Investment  Officer  from  time  to  time  at  his sole discretion.

As  noted  above, Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Hardy, Ms. Jiang,
Mr. Koscik,  Ms.  Matlock,  Mr. Seasongood, Dr. Shinkel and Ms. Stylarek are the
portfolio managers for other accounts in addition to the portfolios of the Funds they manage.  Each such account  is  assigned  a  "Category"  (such  as  Income,
Growth,  etc.)  by  the  Advisor,  and each such Category has defined ranges and targets  for  securities  weightings, and  is  assigned  a  benchmark  which  is statistically calculated by  the  Advisor based on the Advisor's "Tactical Asset
Allocation Model" as compared to the objective of the account.  At the beginning of the calendar year, each of these  portfolio managers selects 50 of his or her accounts for review.  Of these 50 accounts,  the portfolio manager's manager and the Advisor's Chief Investment Officer jointly select ten accounts to review for adherence to the Category's defined ranges and targets.  Each of these portfolio managers is eligible for a quarterly bonus equal  to a certain percentage of his or  her  quarterly  base  salary  if  60% of the selected  accounts  exceed  the
Advisor's Category benchmark.  In addition,  these 50 accounts are monitored for retention. If all of a portfolio manager's 50  accounts  remain with the Advisor for the entire calendar year, that portfolio manager will  receive a bonus equal to a certain percentage of his or her annual base salary.

Quarterly, if the Growth Fund's performance for the quarter,  measured on a pre-
tax total return basis outperforms the S&P 500/Citigroup Growth  Index  (S&P 500
CGI), and the Growth Fund's assets grow at least 3.0% over the previous calendar quarter  under  Dr.  Shinkel's continued management as a result of new portfolio placements, retail sales,  or  general fund performance, an individual incentive pool  is  funded  by  applying a pre-determined  percentage  to  the  annualized incremental advisory fees  for  that  calendar quarter once the Growth Fund's 3%
minimum asset growth threshold is met.   Assets  derived  from  employee benefit
accounts, and irrevocable trusts do not count toward asset growth  for  purposes of this bonus.  The pool, if funded, is distributed directly to Dr. Shinkel on a quarterly basis.

Quarterly, if the Growth Fund's performance for the quarter, measured on  a pre-
tax total return basis outperforms the S&P 500 CGI, and the Growth Fund's assets grow  at  least  3.0%  over  the  previous  calendar  quarter under Ms. Cheung's continued management as a result of new portfolio placements,  retail  sales, or general  fund performance, an individual incentive pool is funded by applying  a pre-determined  percentage  to the annualized incremental advisory fees for that calendar quarter once the Growth  Fund's  3%  minimum  asset growth threshold is met.  Assets derived from employee benefit accounts, and  irrevocable  trusts do not count toward asset growth for purposes of this bonus.  The pool, if  funded, is distributed directly to Ms. Cheung on a quarterly basis.

Quarterly, if the Growth Fund's performance for the quarter, measured on a  pre-
tax total return basis outperforms the S&P 500 CGI, and the Growth Fund's assets grow  at  least  3.0%  over  the  previous  calendar  quarter  under Ms. Jiang's continued management as a result of new portfolio placements, retail  sales,  or general  fund  performance, an individual incentive pool is funded by applying a pre-determined percentage  to  the annualized incremental advisory fees for that calendar quarter once the Growth  Fund's  3%  minimum  asset growth threshold is met.  Assets derived from employee benefit accounts, and  irrevocable  trusts do not count toward asset growth for purposes of this bonus.  The pool, if  funded, is distributed directly to Ms. Jiang on a quarterly basis.

Quarterly, if the Income Equity Fund's performance for the quarter, measured  on a pre-tax total return basis outperforms the S&P 500/ Citigroup Value Index, and the  Income  Equity  Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Cwiklinski's continued management as a result of new portfolio placements, retail sales,  or  general fund performance, an individual incentive pool  is  funded  by  applying a pre-determined  percentage  to  the  annualized incremental advisory fees  for  that  calendar  quarter  once  the Income Equity
Fund's 3% minimum asset growth threshold is met.  Assets derived  from  employee benefit  accounts,  and irrevocable trusts do not count toward asset growth  for
purposes of this bonus.   The  pool,  if  funded, is distributed directly to Mr.
Cwiklinski on a quarterly basis.

Quarterly, if the Income Equity Fund's performance  for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/ Citigroup Value Index, and the Income Equity Fund's assets grow at least 3.0% over  the  previous  calendar quarter  under  Mr.  Hardy's  continued  management as a result of new portfolio placements, retail sales, or general fund  performance,  an individual incentive pool  is  funded  by  applying  a  pre-determined percentage to  the  annualized incremental  advisory fees for that calendar  quarter  once  the  Income  Equity
Fund's 3% minimum  asset  growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable  trusts  do  not count toward asset growth for purposes of this bonus.  The pool, if funded, is  distributed  directly  to  Mr.
Hardy on a quarterly basis.

Quarterly,  if  the  International  Equity  Fund's  performance for the quarter, measured on a pre-tax total return basis outperforms  the  MSCI-EAFE  Index, and the  International  Equity  Fund's  assets  grow at least 3.0% over the previous calendar quarter under Ms. Matlock's continued  management  as  a  result of new portfolio  placements, retail sales, or general fund performance, an  individual incentive pool  is  funded  by  applying  a  pre-determined  percentage  to  the annualized  incremental  advisory  fees  for  that  calendar  quarter  once  the
International  Equity  Fund's  3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts,  and  irrevocable  trusts  do  not count
toward  asset  growth  for  purposes  of  this  bonus.   The pool, if funded, is
distributed directly to Ms. Matlock on a quarterly basis.

Quarterly, if the Michigan Tax Free Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers 7-Year Municipal
Bond Index, and the Michigan Tax Free Fund's assets grow at  least 3.0% over the previous calendar quarter under Ms. Stylarek's continued management  as a result of  new  portfolio  placements,  retail  sales, or general fund performance,  an individual incentive pool is funded by applying  a  pre-determined percentage to the  annualized  incremental advisory fees for that calendar  quarter  once  the
Michigan Tax Free Fund's 3% minimum asset growth threshold is met. Quarterly, if the Ohio Tax Free  Fund's  performance  for  the  quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers  7-Year Municipal Bond Index,
and  the  Ohio  Tax  Free  Fund's assets grow at least 3.0%  over  the  previous calendar quarter under Ms. Stylarek's  continued  management  as a result of new portfolio placements, retail sales, or general fund performance,  an  individual incentive  pool  is  funded  by  applying  a  pre-determined  percentage  to the annualized incremental advisory fees for that calendar quarter once the Ohio Tax
Free  Fund's  3%  minimum  asset  growth  threshold is met.  Assets derived from employee benefit accounts, and irrevocable  trusts  do  not  count  toward asset growth  for  purposes of these bonuses.  These pools, if funded, are distributed directly to Ms. Stylarek on a quarterly basis.

Quarterly, if  the  Mortgage  Securities  Fund's  performance  for  the quarter, measured  on  a  pre-tax  total  return  basis  outperforms  the Lehman Brothers
Mortgage-Backed Securities Index, and the Mortgage Securities Fund's assets grow at  least 3.0% over the previous calendar quarter under Mr. Doughty's  continued
management  as  a  result  of new portfolio placements, retail sales, or general fund performance, an individual  incentive  pool  is  funded  by applying a pre-
determined  percentage  to  the  annualized incremental advisory fees  for  that calendar quarter once the Mortgage  Securities  Fund's  3%  minimum asset growth
threshold  is  met.   Quarterly,  if the Intermediate Government  Income  Fund's
performance  for  the  quarter,  measured   on  a  pre-tax  total  return  basis
outperforms the Lehman Brothers Intermediate  Government/Credit  Index,  and the
Intermediate  Government  Income  Fund's  assets  grow  at  least  3.0% over the previous calendar quarter under Mr. Doughty's continued management as  a  result of  new  portfolio  placements,  retail  sales,  or general fund performance, an individual incentive pool is funded by applying a  pre-determined  percentage to the  annualized  incremental  advisory  fees for that calendar quarter once  the
Intermediate Government Income Fund's 3%  minimum asset growth threshold is met.
Quarterly, if the Short/Intermediate Fixed  Income Securities Fund's performance for  the  quarter,  measured on a pre-tax total  return  basis  outperforms  the
Merrill  Lynch  1-5  Year   U.S.  Corporate/Government  Credit  Index,  and  the
Short/Intermediate Fixed Income Securities Fund's assets grow at least 3.0% over the previous calendar quarter  under  Mr.  Doughty's  continued  management as a result  of new portfolio placements, retail sales, or general fund  performance, an individual  incentive  pool is funded by applying a pre-determined percentage to the annualized incremental  advisory  fees for that calendar quarter once the
Short/Intermediate  Fixed  Income Securities  Fund's  3%  minimum  asset  growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset  growth  for  purposes  of  these bonus.  These pools, if funded, are distributed directly to Mr. Doughty on a quarterly basis.

Quarterly,  if  the  Mortgage  Securities  Fund's  performance for the  quarter, measured  on  a  pre-tax  total  return basis outperforms  the  Lehman  Brothers
Mortgage-backed Securities Index, and the Mortgage Securities Fund's assets grow at  least  3.0%  over  the  previous calendar  quarter  under  Mr.  Seasongood's continued management as a result  of  new portfolio placements, retail sales, or general fund performance, an individual  incentive  pool is funded by applying a pre-determined percentage to the annualized incremental  advisory  fees for that calendar  quarter  once  the Mortgage Securities Fund's 3% minimum asset  growth
threshold  is  met.   Assets   derived   from  employee  benefit  accounts,  and
irrevocable trusts do not count toward asset  growth for purposes of this bonus.
The pool, if funded, is distributed directly to  Mr.  Seasongood  on a quarterly basis.

Quarterly, if the New Economy Fund's performance for the quarter, measured  on a pre-tax  total  return  basis  outperforms  the  Russell 3000 Index, and the New
Economy  Fund's  assets grow at least 3.0% over the  previous  calendar  quarter
under  Dr.  Shinkel's   continued  management  as  a  result  of  new  portfolio
placements, retail sales,  or  general fund performance, an individual incentive pool  is  funded  by  applying a pre-determined  percentage  to  the  annualized incremental advisory fees  for that calendar quarter once the New Economy Fund's
3% minimum asset growth threshold  is met.  Assets derived from employee benefit accounts, and irrevocable trusts do  not  count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Dr. Shinkel on a quarterly basis.

Quarterly, if the Rotating Markets Fund's performance  for the quarter, measured on a pre-tax total return basis outperforms the S&P 500  Index, and the Rotating
Markets  Fund's  assets  grow at least 3.0% over the previous  calendar  quarter under Mr. Koscik's continued management as a result of new portfolio placements, retail sales, or general fund  performance,  an  individual  incentive  pool  is funded  by  applying  a  pre-determined percentage to the annualized incremental advisory fees for that calendar  quarter  once  the  Rotating  Markets Fund's 3%
minimum  asset  growth  threshold is met.  Assets derived from employee  benefit accounts, and irrevocable  trusts  do not count toward asset growth for purposes of this bonus.  The pool, if funded,  is distributed directly to Mr. Koscik on a quarterly basis.

Mr. Cwiklinski, Mr. Doughty, Mr. Hardy,  Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr.
Seasongood, Dr. Shinkel and Ms. Stylarek   are each eligible for an annual award
of  options  on  the  Bank's  holding company stock,  the  amount  of  which  is recommended  by  the portfolio manager's  manager  and  approved  by  the  Chief
Executive Officer and Compensation Committee of the holding company.

All  portfolio  managers  are  eligible  for  awards  of  stock  options  and/or restricted stock  units on the Bank's holding company stock, the amount of which is recommended by their  manager  and subject to approval by the Chief Executive
Officer and the Compensation Committee  of the Board of Directors of the holding company.

DR. LAFFER and MR. LAFFER are each paid a  fixed  base  salary  and  a  variable annual  cash  bonus.  As co-owners of the Sub-Advisor, both the base salary  and annual  cash  bonus  are  entirely  within  their  mutual  discretion,  and  are negotiated between  them  based on the Sub-Advisor's profitability and success.
Consideration  is  given  to  several   factors   in  making  these  subjective,
discretionary  determinations, as follows: performance  of  investment  products under the portfolio  manager's  management,  long  term contribution to accounts under  his  discretion, long term contribution to the  Sub-Advisor's  investment committee, and  contribution  to  the  development and profitability of the Sub-
Advisor.

ADVISOR CONFLICTS OF INTEREST

As a general matter, certain actual or apparent  conflicts of interest may arise in connection with a portfolio manager's management  of a Fund's investments, on the  one  hand, and the investments of other accounts for  which  the  portfolio manager is  responsible,  on the other.  For example, the management of multiple accounts may result in a portfolio  manager  devoting unequal time and attention to the management of each account.  Although the Advisor does not track the time a portfolio manager spends on a single portfolio,  the Advisor does periodically
assess  whether  a  portfolio  manager  has  adequate  time   and  resources  to
effectively  manage all of the accounts for which he or she is responsible.   It
is  also possible  that  the  various  accounts  managed  could  have  different
investment   strategies  that,  at  times,  might  conflict  with  one  another.
Alternatively,  to  the  extent  that the same investment opportunities might be desirable  for  more  than  one  account,  possible  conflicts  could  arise  in determining how to allocate them.  All individual trust accounts are reviewed at least  annually to assure that investment  decisions  are  consistent  with  the stated  objectives  and  investment  strategy  of  the  trust,  with  legal  and regulatory  limitations,  and  with  the  current  fundamental  strategy  of the
Advisor.

Other  potential conflicts might include conflicts created by specific portfolio manager  compensation  arrangements,  and  conflicts  relating  to  selection of brokers  or  dealers  to  execute Fund portfolio trades and/or specific uses  of commissions  from  Fund  portfolio  trades  (for  example,  research,  or  "soft dollars").

The  Advisor has adopted and  implemented  policies  and  procedures,  including brokerage  and  trade  allocation  policies  and  procedures,  which it believes address  the conflicts associated with managing multiple accounts  for  multiple
clients.   In  addition,  the  Advisor  monitors  a  variety of areas, including compliance with account investment guidelines and compliance  with the Advisor's
Code  of  Ethics.   Finally, the Advisor has structured the portfolio  managers'
compensation in a manner,  and  the  Funds have adopted policies and procedures, reasonably designed to safeguard a Fund  from  being  negatively  affected  as a result of any such potential conflicts.

SUB-ADVISOR CONFLICTS OF INTEREST

As  indicated  above, portfolio managers at Laffer may manage different accounts
for  multiple  clients.    These  accounts  may  include  registered  investment
companies, other types of pooled  accounts  (e.g.,  private funds), and separate accounts (i.e., accounts managed on behalf of individuals  or  public or private institutions).  Portfolio managers at Laffer make investment decisions  for each account  based  on  the  investment  objectives  and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in  a  portfolio manager devoting
unequal time and attention to the management of each account.   Although  Laffer
does not track the time a portfolio manager spends on a single portfolio, Laffer does  periodically  assess  whether  a  portfolio  manager has adequate time and resources to effectively manage all of the accounts  for  which  he  or  she  is
responsible.   Laffer  seeks  to  manage  competing  interests  for the time and attention  of  portfolio  managers  by  having  portfolio  managers focus  on  a particular investment discipline or complementary investment  disciplines.  Most accounts within a particular investment discipline are managed  using  the  same
investment  model.   Even  where  multiple  accounts  are  managed  by  the same portfolio  manager  within  the same investment discipline, however, Laffer  may take action with respect to one  account  that  may  differ  from  the timing or nature  of  action  taken,  with  respect to another account.  Accordingly,  the performance of each account managed by a portfolio manager may vary.

Conflicts of interest may arise where  some  accounts  managed  by  a particular portfolio  manager may have higher fees than the fees paid by other accounts  or where a certain  accounts  pays  performance  based fees while another does not.
Because a portfolio manager's compensation may be affected by revenues earned by
Laffer, the incentives associated with any given  account  may  be significantly higher or lower than those associated with other accounts.
In  addition,  to  the extent that trade orders are aggregated, which  typically occurs  in  limited circumstances  involving  participation  in  initial  public offerings or  secondary  offerings,  conflicts may arise when aggregating and/or allocating aggregated trades.  Laffer  may aggregate multiple trade orders for a single security in several accounts into  a singlet trade order, absent specific client  directions  to  the contrary.  When a  decision  is  made  to  aggregate transaction on behalf of  more  than  one  account,  the  transactions  will  be allocated to all participating client accounts in a fair and equitable manner.

Laffer  has adopted and implemented policies and procedures, including brokerage and trade  allocation  policies  and  procedures,  which it believes address the conflicts associated with managing multiple accounts  for  multiple clients.  In addition, Laffer monitors a variety of areas, including compliance  with account
investment   guidelines,   the  allocation  of  initial  public  offerings,  and
compliance  with  Laffer's Code  of  Ethics.   Furthermore,  Laffer's  President
periodically reviews the performance of all portfolio managers.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Under Rule 206(4)-6  of  the  Advisers  Act,  it  is a fraudulent, deceptive, or manipulative act, practice or course of business within  the  meaning of section
206(4)  of  the  Adviser's  Act  for  an  investment adviser to exercise  voting authority with respect to client securities,  unless (i) the adviser has adopted and implemented written policies and procedures  that are reasonably designed to ensure that the adviser votes proxies in the best  interest of its clients, (ii)
the adviser describes its proxy voting procedures to  its  clients  and provides copies  on  request,  and  (iii)  the adviser discloses to clients how they  may obtain information on how the adviser voted their proxies.

The Trustees have delegated to the  Advisor  authority  to  vote  proxies on the securities  held in the Funds' portfolios.  The Advisor's proxy voting  policies and procedures are set forth below, and shall govern its voting of such proxies.

I.    PROXY VOTING POLICIES

It is the policy  of  the  Advisor  to  vote proxies in the best interest of the shareholders of the Trust.  The Advisor will  employ  an independent third party
(currently  Institutional  Shareholder Services ("ISS"))  to  (i)  research  all proxies for which the Advisor has authority to vote (except, as described below, for proxy votes which pertain  to the Funds or which are required to be voted in a particular manner under applicable law), (ii) to recommend a vote according to the guidelines published by the  independent  third  party  and/or according the these Policies, and (iii) to cast a vote consistent with the  recommendation  of the independent third party (unless the Special Proxy Voting Committee overrides the recommendation of the independent third party), or as required by applicable law  (as  described below).  Proxy voting matters which pertain to the Funds for which a vote  has  already been cast by the Board of Trustees of the Trust, will be cast according to  the  vote  of  the  independent  Trustees  of the Board of
Trustees of the Trust.

Certain  Funds may be required to vote proxies in a manner specified  under  the
1940 Act.   In particular, a Fund that relies on Section 12(d)(1)(F) of the 1940
Act to invest  in  the  securities  of  other  investment companies (such as the
Rotating Markets Fund) must vote its shares in an  underlying investment company in  accordance  with  Section  12(d)(1)(E)  of  the  1940  Act  or  Rule  12d1-3
thereunder.  With respect to those Funds that rely on Section  12(d)(1)(F),  the
Advisor  and  the  independent  third  party  will  have no discretion in voting proxies and the Advisor will instruct the independent  third party to vote those
Funds' proxies on underlying investment companies in the  same proportion as the vote of all other holders of such securities (commonly referred  to as "echo" or
"mirror" voting).

The  President of the Advisor will appoint a Proxy Review Committee  to  monitor the recommendations made and votes cast by the independent third party to assure that votes  are  consistent  with,  as  applicable,: (i) the Advisor's fiduciary duty,  (ii)  the  best interest of the shareholders  of  the  Funds,  (iii)  the guidelines published by the independent third party, and (iv) these Proxy Voting
Policies.

The Advisor may refer  to the Special Proxy Voting Committee any proxy vote that would  be impractical or  inappropriate  to  resolve  by  following  the  voting recommendation of the independent third party vote.

II.   COMMITTEES

   1.Proxy Review Committee
         a. The purpose of the Proxy Review Committee is to monitor the recommendations made and votes cast by the independent third party to assure that such votes are consistent with, as applicable, (i)
            the Advisor's fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.
         b. The Proxy Review Committee will report, to the President of the
            Advisor, on a quarterly basis the results of its monitoring activities.  Any votes that appear inconsistent with these Policies will be reported to the Advisor immediately.
         c. The Proxy Review Committee will provide the Special Proxy Voting
            Committee with the information it needs for the Committee to determine how to vote a proxy, including information pertaining to any possible conflict of interest.
         d. The President of the Advisor will appoint the members of the Proxy
            Review Committee.

   2.Special Proxy Voting Committee
         a. The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Funds with respect to specific votes referred by the Funds' Advisor.
         b. The Special Proxy Voting Committee shall be composed exclusively of the independent Trustees of the Board of Trustees of the Funds.

The Special  Proxy Voting Committee will conduct its activities according to the
Special Proxy Voting Committee Charter.

III.  CONFLICTS OF INTEREST

The Advisor will  ensure  that proxy votes are voted in the Funds' best interest and are not affected by the  Advisor's  conflicts of interest.  Proxy votes cast based  upon  the recommendations of an independent  third  party  will  be  cast according to that  party's pre-determined proxy voting policy and therefore will involve little discretion on the part of the Advisor.  For proxy votes for which the Advisor overrides  the  recommendation  of  the independent third party, the
Advisor will grant voting authority to the Special Proxy Voting Committee.

IV.   GUIDELINES

The Advisor has adopted ISS's proxy voting guidelines, as they may be amended by
ISS from time to time, to further the interest of  the  Funds' shareholders with respect to proxy voting matters.  A current summary of the  pre-determined proxy
voting  guidelines adopted by ISS can be found at www.issproxy.com.   The  Proxy
Review Committee  will review the ISS proxy voting guidelines no less frequently than annually to assure  that  votes continue to be cast in the best interest of shareholders of the Funds. Any changes in the guidelines will be communicated at least annually by the Proxy Review  Committee to the Advisor's Investment Policy
Committee and the Chief Compliance Officer of the Funds.

V.    RECORDKEEPING

In accordance with Rule 204-2 under the  Advisers  Act,  the Advisor must retain
(i)  its  proxy  voting policies and procedures; (ii) proxy statements  received regarding Fund securities;  (iii)  records of votes on behalf of the Funds; (iv)
records of Fund requests for proxy voting  information,  and  (v)  any documents prepared by the Advisor that were material to making a decision how  to vote, or that  memorialized  the  basis for the decision.  The Advisor may rely on  proxy statements filed on the SEC's  EDGAR system (instead of keeping its own copies), and  may rely on proxy statements  and  records  of  its  votes  cast  that  are maintained  with  an  independent  third  party  such  as ISS, provided that the
Advisor obtains an undertaking from the independent third  party  to  provide  a copy of the documents promptly upon request.

PROXY VOTING REPORT

A  report  on  "Form  N-PX"  of  how the Funds voted any proxies during the most recent 12-month period ended June  30 is available through The Huntington Funds'
website.  Go to www.huntingtonfunds.com;  select  "Fund  Shareholders;" then use the link to "Proxy Voting Record" and select a Fund. Form  N-PX filings are also available at the SEC's website at www.sec.gov.

                         PORTFOLIO HOLDINGS INFORMATION

The  disclosure  policy  of  the Funds and the Advisor generally  prohibits  the disclosure of portfolio holdings  information  to  any  investor or intermediary
before the same information is made available to other investors.   Employees of
the  Advisor  or  its  affiliates  who  have  access  to  nonpublic  information concerning  the Funds' portfolio holdings are prohibited from trading securities
on the basis  of  this  information.   Such  persons  must  report  all personal
securities  trades  and  obtain  pre-clearance  for  certain personal securities trades other than mutual fund shares.

Firms  that  provide administrative, custody, financial,  accounting,  legal  or other services  to  the  Funds  may  receive  nonpublic  information  about Fund portfolio  holdings  for  purposes  relating  to  their  services.  All of these service providers are identified elsewhere in the Prospectus  or SAI.  The Funds may also provide portfolio holdings information to publications  that rate, rank or  otherwise categorize investment companies.  These organizations  are  Lipper and Morningstar,  who  receive  a  full  portfolio  holdings listing each month.
Traders  or  portfolio  managers  may  provide "interest"  lists  to  facilitate portfolio trading if the list reflects only  that  subset  of  the portfolio for
which the trader or portfolio manager is seeking market interest.   The  Advisor
also  discloses  nonpublic  portfolio  holdings information of the Funds no less often than monthly to Citigroup Global Markets  Inc.,  KeyBanc  Capital  Markets
(McDonald Inc.), RBC Dain Rauscher Inc., Mesirow Financial Inc., Advest, Inc. so
that  they  can  provide  the  Advisor  with  portfolio and trading analysis and comparative information based on proprietary modeling  software  to  assist  the
Advisor in its investment management process.

The  furnishing  of  nonpublic portfolio holdings information to any third party
(other than authorized  governmental or regulatory personnel) requires the prior approval of the Advisor's  Chief Compliance Officer and the authorization of the
Funds' Chief Executive Officer  or Chief Financial Officer.  Approval to furnish nonpublic portfolio holdings information  to a third party will be given only if there is a legitimate business purpose and  such  disclosure  is  subject  to  a confidentiality agreement to safeguard the confidentiality of the information so that  the  information  will  be  used  only  for  the purposes for which it was
furnished  and otherwise protect against misuse of such  information.   In  that
regard, and  to  address  possible  conflicts  between  the  interests  of  Fund shareholders  and  those  of  the  Advisor  and  its  affiliates,  the following procedures apply.  No consideration may be received by a Fund, the Advisor,  any affiliate  of  the  Advisor  or  any  of  their employees in connection with the
disclosure  of  portfolio holdings information.   Persons  approved  to  receive
nonpublic portfolio  holdings  information will receive it as often as necessary for the purpose for which it is  provided.  Such information may be furnished as frequently  as  daily and often with  no  time  lag  between  the  date  of  the
information and the  date  it  is  furnished.   The  Trustees receive and review
periodically and at least annually a list of the persons  who  receive nonpublic portfolio holdings information and the purposes for which it is furnished.

PORTFOLIO TRANSACTIONS

The Advisor may place portfolio transactions with broker-dealers  which furnish, without cost, certain research, statistical, and quotation services  of value to the Advisor and its affiliates in advising the Trust and other clients, provided that  they  shall  always  seek  best  price  and  execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by the Advisor. Investment decisions  for  the  Trust  and other clients are made with a view to achieving their respective investment objectives and  after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular  security may be bought or sold for only one client or in different amounts and at  different  times  for  more  than one but less than all clients.
Likewise, a particular security may be bought  for  one or more clients when one or more other clients are selling the security. In addition,  purchases or sales of  the  same  security  may  be  made for two or more clients of an  investment advisor on the same day. In such event,  such  transactions  will  be  allocated among  the clients in a manner believed by the Advisor to be equitable to  each.
In some  cases,  this  procedure  could  have  an adverse effect on the price or amount  of  the securities purchased or sold by the  Trust.  Purchase  and  sale orders for the  Trust may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results for the Trust.

As part of its regular  banking  operations,  Huntington  Bank may make loans to public companies. Thus, it may be possible, from time to time,  for the Funds to hold  or  acquire  the securities of issuers which are also lending  clients  of
Huntington Bank. The  lending relationship will not be a factor in the selection of securities for the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Transactions on U.S. stock  exchanges  and other agency transactions involve the payment by a Fund of negotiated brokerage  commissions.  Such  commissions  vary among  different  brokers.  Also,  a  particular  broker  may  charge  different commissions  according  to  such  factors  as  the  difficulty  and  size of the transaction.  Transactions  in  foreign securities often involve the payment  of fixed brokerage commissions, which are generally higher than those in the United
States. There is generally no stated commission in the case of securities traded in the over-the-counter markets,  but  the price paid by a Fund usually includes an  undisclosed dealer commission or mark-up.  In  underwritten  offerings,  the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Advisor  places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and  dealers.  In  so doing, it uses its best efforts to obtain for a
Fund the best price and execution  available.  In  seeking  the  best  price and execution,  the  Advisor, having in mind a Fund's best interests, considers  all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the  nature  of  the market for the security, the amount of the commission, the timing of the transaction  taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered  by  the  broker-dealer  in  other transactions.

It has for many years been a common practice in the investment advisory business for  advisors  of  investment  companies  and  other  institutional investors to receive research, statistical, and quotation services from  broker-dealers  that execute portfolio transactions for the clients of such advisors. Consistent with this  practice,  the  Advisor  receives  research,  statistical,  and  quotation services  from  many  broker-dealers  with  which  it  places a Fund's portfolio transactions.  These  services, which in some cases may also  be  purchased  for cash, include such matters  as  general  economic  and  security market reviews, industry and company reviews, evaluations of securities,  and recommendations as to the purchase and sale of securities. Some of these services  are  of value to the  Advisor  and its affiliates in advising various of their clients (including the Trust), although  not  all  of  these services are necessarily useful and of value in managing the Trust. The fee  paid  by  a  Fund  to  the  Advisor is not reduced because the Advisor and its affiliates receive such services.

As  permitted  by  Section  28(e)  of  the  Securities Exchange Act of 1934,  as
amended, and by the Investment Advisory Agreements, the Advisor may cause a Fund to  pay  a  broker-dealer  that  provides the brokerage  and  research  services described above an amount of disclosed  commission  for  effecting  a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. The Advisor 's authority to  cause  a
Fund to pay any such greater commissions is also subject to such policies as the
Trustees may adopt from time to time.

On  December  31,  2006, certain Funds owned securities of the following regular broker/dealers:

FUND                                               SECURITY TYPE                       SECURITY                     HOLDINGS

Money Market Fund                               Repurchase Agreement        Morgan Stanley Dean Witter & Co        $6,615,500
Ohio Tax Free Money Market Fund                 Cash Equivalent          Merrill Lynch Capital Tax Exempt Fund     $6,000,000
U.S. Treasury Money Market Fund                 Repurchase Agreement         Bear Stearns Companies, Inc.          $50,000,000
U.S. Treasury Money Market Fund                 Repurchase Agreement                Citigroup, Inc.                $50,000,000
U.S. Treasury Money Market Fund                 Repurchase Agreement      Credit Suisse Securities, USA LLC.       $50,000,000
U.S. Treasury Money Market Fund                 Repurchase Agreement           Goldman Sachs Group, Inc.           $50,000,000
U.S. Treasury Money Market Fund                 Repurchase Agreement             Merrill Lynch & Co.,              $50,000,000
U.S. Treasury Money Market Fund                 Repurchase Agreement        Morgan Stanley Dean Witter & Co        $24,774,200
Dividend Capture Fund                           Common Stock                Morgan Stanley Dean Witter & Co        $1,465,740
Dividend Capture Fund                           Common Stock                      State Street Corp.               $2,056,920
Dividend Capture Fund                           Preferred Stock              Citigroup Capital Trust VIII           $755,400
Dividend Capture Fund                           Preferred Stock                Goldman Sachs Group, Inc.            $261,200
Dividend Capture Fund                           Preferred Stock                  JP Morgan Chase & Co              $1,595,160
Dividend Capture Fund                           Preferred Stock              Lehman Brothers Holdings, Inc         $2,560,000
Dividend Capture Fund                           Preferred Stock              Merrill Lynch Capital Trust V         $2,834,500
Growth Fund                                     Common Stock                   Goldman Sachs Group, Inc             $245,201
Growth Fund                                     Common Stock                     JP Morgan Chase & Co              $3,815,700
Growth Fund                                     Common Stock                Lehman Brothers Holdings, Inc.         $2,812,320
Growth Fund                                     Common Stock                      State Street Corp.               $2,191,800
Income Equity Fund                              Common Stock                    Citigroup Capital, Inc.            $6,277,390
Income Equity Fund                              Common Stock                     JP Morgan Chase & Co              $6,887,580
International Equity Fund                       Mutual Fund              Morgan Stanley India Investment Fund      $2,957,724
International Equity Fund                       Repurchase Agreement              State Street Corp.               $9,647,000
Macro 100 Fund                                  Common Stock                        Citigroup, Inc.                $2,534,350
Macro 100 Fund                                  Common Stock                   Goldman Sachs Group, Inc.           $1,475,190
Macro 100 Fund                                  Common Stock                     JP Morgan Chase & Co              $2,337,720
Macro 100 Fund                                  Common Stock               Merrill Lynch Capital & Co., Inc.       $1,443,050
Macro 100 Fund                                  Common Stock                Morgan Stanley Dean Witter & Co        $1,563,456
Mid Corp America Fund                           Common Stock                 Bear Stearns Companies, Inc.          $2,018,472
Fixed Income Fund                               Preferred Stock              Citigroup Capital Trust VIII           $629,500
Fixed Income Fund                               Preferred Stock      Merrill Lynch Capital & Co. Capital Trust III  $511,000
Fixed Income Fund                               Corporate Bond              Lehman Brothers Holdings, Inc.         $3,050,706
Fixed Income Fund                               Corporate Bond              Morgan Stanley Dean Witter & Co        $1,069,568
Short/Intermediate Fixed Income Securities Fund Corporate Bond                      Citigroup, Inc.                $1,495,750
Short/Intermediate Fixed Income Securities Fund Corporate Bond                 Goldman Sachs Group, Inc.           $1,957,476
Short/Intermediate Fixed Income Securities Fund Corporate Bond       Merrill Lynch Capital & Co. Capital Trust III $1,943,418

                                 CODE OF ETHICS

Each of the Trust, the  Advisor,  the  Sub-Advisor  and the Distributor maintain
Codes of Ethics which permit Fund Trustees and certain  employees  to  invest in securities for their own accounts, including securities that may be purchased or held  by the Fund, subject to certain preclearance and blackout provisions  that minimize  potential  conflicts of interest. Although they do permit these people to trade in securities,  including  those  that  the  Trust could buy, they also
contain  significant  safeguards  designed  to  protect  the   Trust   and   its
shareholders  from  abuses  in  this  area, such as requirements to obtain prior approval for, and to report, particular  transactions.  As  of  the date of this
SAI, copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust's Registration Statement.

EXPENSES

The  Trust's  service  providers  bear  all  expenses  in  connection  with  the performance  of  their respective services, except that each Fund will bear  the following expenses  relating  to its operations: taxes, interest, brokerage fees and commissions, if any, fees and  travel  expenses  of the Trustees who are not partners, officers, directors, shareholders or employees of Huntington Bank, SEC fees and state fees and expenses, certain insurance premiums,  outside  and,  to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees  charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer  agent, expenses incurred for pricing securities owned by the Fund,
costs  of  maintenance   of   corporate   existence,  typesetting  and  printing
Prospectuses   for  regulatory  purposes  and  for   distribution   to   current
shareholders, costs  and  expenses  of  shareholders  and  Trustee  reports  and meetings and any extraordinary expenses.

DISTRIBUTOR

The  Funds' Distributor, Edgewood Services, Inc., (Distributor) offers Shares on a continuous,  best-efforts  basis  and markets the Shares to institutions or to individuals, directly or through investment  professionals. When the Distributor receives marketing fees and sales charges, it  may  pay  some  or all of them to investment  professionals.  The Distributor and its affiliates may  pay  out  of their assets other amounts (including  items  of  material  value) to investment professionals  for  marketing  and  servicing  Shares.  From time to  time,  the
Distributor,  may  pay  out  of  its  reasonable  profits  and  other  resources
(including  those  of its affiliates) advertising, marketing and other  expenses for the benefit of the  Funds.  The  Distributor is a wholly-owned subsidiary of
Federated Investors, Inc. and an affiliate of the Sub-Administrator.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales  charge  on  certain Share sales. The
Distributor generally pays up to 90% (and as much as 100%)  of  this  charge  to financial  intermediaries for sales and/or administrative services. Any payments to financial  intermediaries  in excess of 90% of the front-end sales charge are considered supplemental payments.  The  Distributor retains any portion not paid to a financial intermediary, and makes this  available  for marketing and sales-
related  activities  and  expenses,  including  those  of  the Advisor  and  its affiliates.

RULE 12B-1 PLAN (INVESTMENT A AND INVESTMENT B SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed  to pay a financial intermediary (including the Distributor, the Advisor and their  affiliates)  for activities  principally  intended  to  result  in  the  sale  of  Shares such as advertising  and  marketing  of  Shares  (including  printing  and disseminating prospectuses  and  sales  literature  to prospective shareholders and  financial intermediaries) and providing incentives  to  financial  intermediaries  to sell
Shares.   The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder  services,  recordkeeping services and educational services, as well as the costs of implementing  and  operating  the  Plan.  In accordance with the
Distribution Plan, the Distributor or the Funds may  enter  into agreements with brokers  and  dealers  relating to distribution and/or marketing  services  with
respect  to the Investment  A  and  Investment  B  Shares  of  the  Funds.   The
Distributor  or the Funds may also enter into Rule 12b-1 related agreements with administrators  (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisers) to provide distribution related and other services with respect  to  Investment A and Investment B Shares.  The Rule 12b-1
Plan is expected to benefit  the  Funds  in a number of ways. For example, it is anticipated that the Plan will help the Funds  attract  and  retain assets, thus providing  cash  for  orderly  portfolio  management  and Share redemptions  and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class  structure of the Funds, which promotes the sale of Shares by providing a range of  options to investors.
The  Funds'  service providers that receive asset-based fees also  benefit  from stable or increasing Fund assets.

The Fund may compensate  a  financial  intermediary more or less than its actual marketing and administrative expenses. In  no  event  will  a  Fund  pay for any expenses  of  a  financial intermediary that exceed the maximum Rule 12b-1  Plan fee.

For some classes of  Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be  sufficient  to cover the marketing-related expenses the financial  intermediary  has incurred. Therefore,  it  may  take  the  financial intermediary a number of years to recoup these expenses.

The Distributor, the Advisor  and their affiliates may benefit from arrangements where the Rule 12b-1 Plan fees  related  to  Investment  B Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.

SHAREHOLDER SERVICES

The  Funds  may  pay  financial intermediaries, including the  Distributor,  the
Advisor and their affiliates  for providing shareholder services and maintaining shareholder accounts. The financial  intermediary  may  select others to perform these services for their customers and may pay them fees.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the Rule 12b-1 and/or shareholder services  fees  that a Fund may pay  to  financial  intermediaries,  the  Distributor,  the  Advisor  and  their affiliates  may  pay  out  of their own resources and reasonable profits amounts
(including items of material  value) to certain financial intermediaries.  While
National Association of Securities  Dealers  (NASD)  regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and its  affiliates may pay out of  their  own  resources  and reasonable profits.  You can ask  your  financial
intermediary  for  information   about   any   payments  it  receives  from  the
Distributor,  the Advisor and their affiliates for  any  service  the  financial intermediary provides.

The  following  examples   illustrate  the  types  of  instances  in  which  the
Distributor, the Advisor and  their affiliates may make additional payments to a financial intermediary.

SUPPLEMENTAL PAYMENTS

Financial intermediaries may be  paid fees out of the assets of the Distributor, the Advisor and their affiliates (but not out of Fund assets).

Financial intermediaries may receive  fees  for  providing distribution-related, recordkeeping or shareholder services such as sponsoring  sales, providing sales literature, conducting training seminars for employees, and  engineering  sales-
related  computer  software programs and systems. Also, financial intermediaries may be paid cash or  promotional  incentives,  such  as reimbursement of certain expenses relating to attendance at informational meetings  about  the  Funds  or other  special  events  at  recreational-type  facilities,  or items of material value.  These  payments  will be based upon the amount of Shares  the  financial intermediary sells or may  sell  and/or  upon  the  type  and nature of sales or marketing support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS

The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs  associated with
client   account  maintenance  support,  statement  processing  and  transaction
processing.   The  types  of  payments  that  they  may make under this category include:  payment  of  ticket  charges on a per transaction  basis;  payment  of networking fees; and payment for  ancillary services such as setting up funds on the financial intermediaries' mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS

The Distributor, the Advisor and their  affiliates  may make payments to certain financial intermediaries who sell Fund Shares through  retirement plan programs.
A financial intermediary may perform retirement plan program  services itself or may arrange with a third party to perform retirement plan program  services.  In addition  to  participant  recordkeeping,  reporting, or transaction processing, retirement plan program services may include  services  rendered  to  a  plan in connection  with  fund/investment  selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES

From time to time, the Distributor,  the  Advisor and their affiliates, at their expense, may provide additional compensation  to  financial  intermediaries that sell or arrange for the sale of Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor,  the Advisor and  their  affiliates  to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor  and  their affiliates also may hold or sponsor, at
their  expense,  sales  events,  conferences   and  programs  for  employees  or
associated  persons  of financial intermediaries and  may  pay  the  travel  and
lodging  expenses  of  attendees.    The  Distributor,  the  Advisor  and  their
affiliates  also  may provide, at their  expense,  meals  and  entertainment  in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent  not  prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

For the fiscal year ended December  31,  2006,  the  Funds  named below paid the following fees pursuant to the Distribution Plan for Investment A and Investment
B Shares:

FEES PAID FOR THE FISCAL YEAR ENDED DECEMBER     FLORIDA TAX-    MONEY MARKET FUND     OHIO MUNICIPAL MONEY    U.S. TREASURY MONEY
31, 2006                                        FREE MONEY FUND                            MARKET FUND             MARKET FUND

                                                         A SHARES   A SHARES   B             A SHARES               A SHARES
                                                                             SHARES
12b-1 Fees Paid                                           $29,810   $724,628  $547           $244,494               $223,821
(12b-1 Fees Waived)                                        $ --       $ --    $ --             $ --                   $ --

FEES PAID FOR THE FISCAL YEAR ENDED DECEMBER 31,     DIVIDEND CAPTURE  GROWTH FUND  INCOME EQUITY    INTERNATIONAL EQUITY
2006                                                       FUND                          FUND                FUND

                                        A SHARES         B SHARES     A       B    A SHARES    B     A SHARES   B SHARES
                                                                   SHARES  SHARES           SHARES
12b-1 Fees Paid                         $25,990          $134,677  $24,814 $44,112 $15,561  $62,072   $10,727     $12,860

FEES PAID FOR THE FISCAL YEAR ENDED DECEMBER 31,       MACRO 100 FUND     MID CORP AMERICA     NEW ECONOMY    ROTATING MARKETS
2006                                                                            FUND              FUND              FUND

                                                        A       B      A SHARES      B SHARES       A       B       A       B
                                                     SHARES  SHARES                              SHARES  SHARES  SHARES  SHARES
12b-1 Fees Paid                                      $6,673  $13,859    $12,191       62,140     $18,924 $28,862 $6,561    N/A

----------------------------------------------------------------------------
|FEES PAID FOR THE FISCAL YEAR ENDED DECEMBER 31, 2006 REAL STRATEGIES FUND|
----------------------------------------------------------------------------
|                                                     | A SHARES |B SHARES |
----------------------------------------------------------------------------
|12b-1 Fees Paid                                      |   N/A    |   N/A   |
----------------------------------------------------------------------------

FEES PAID FOR THE FISCAL YEAR ENDED DECEMBER 31, SITUS SMALL CAP    FIXED INCOME     INTERMEDIATE GOVERNMENT  MICHIGAN TAX-FREE
2006                                                  FUND        SECURITIES FUND          INCOME FUND               FUND

                                                    A       B    A SHARES  B SHARES    A SHARES       B SHARES       A      B
                                                 SHARES  SHARES                                                   SHARES  SHARES
12b-1 Fees Paid                                  $23,200 $24,567  $4,246   $21,873      $5,029         $3,456     $11,257 $4,328

FEES PAID FOR THE FISCAL YEAR ENDED DECEMBER 31,        MORTGAGE      OHIO TAX-FREE   SHORT/INTERMEDIATE FIXED INCOME SECURITIES
2006                                                SECURITIES FUND        FUND                          FUND

                                                   A SHARES  B SHARES   A       B                      A SHARES
                                                                      SHARES SHARES
12b-1 Fees Paid                                     $4,224    $5,026  $5,299 $10,400                    2,674

UNDERWRITING COMMISSIONS
For the fiscal years ended December 31, 2006, 2005 and 2004, the Distributor received commissions of $898,991, $953,444 and $1,174,827, respectively earned on sales of Investment A Shares and from redemption of Investment A and
Investment B Shares, of which $898,139, $873,126, and $1,133,354 was re-allowed to affiliated broker-dealers of the Funds.

CUSTODIANS

For  each  of the Funds, except the International Equity Fund,  Huntington  Bank acts as custodian.  For an annual fee of 0.026% of each Fund's average daily net
assets,  Huntington  Bank   is   generally  responsible  as  custodian  for  the
safekeeping of Fund assets, including  the  acceptance  or  delivery  of cash or securities where appropriate, registration of securities in the appropriate Fund name  or  the  name of a nominee, maintenance of bank accounts on behalf of  the
Funds. Huntington  Bank  will  also  receive an additional surcharge of 0.005 of
1.00% on the average daily net non-domestic  assets of the Situs Small Cap Fund.
In addition, Huntington is responsible as record  keeper  for  the  creation and maintenance  of  all  Fund  accounting  records relating to custodian activities required by the 1940 Act.

State  Street Bank and Trust Company, Quincy,  MA,  is  the  custodian  for  the
International Equity Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

The Bank  of  New York is sub-custodian of the foreign assets of the Situs Small
Cap Fund and the Real Strategies Fund.

The Funds have  entered  into  an  agreement with PFPC Trust Company ("PFPC") to lend portfolio securities for the purpose of generating additional income.  PFPC
is   responsible  for  administering  each   security   loan,   monitoring   the
appropriateness  and  adequacy  of  collateral,  calculating fees and income and
maintaining  all  records  necessary  to  account for the  loans.   The  Advisor
provides oversight of PFPC's activities.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Unified Fund Services, Inc., Indianapolis,  IN, serves as the transfer agent and dividend disbursing agent for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP is the independent registered  public  accounting firm for the
Trust.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1666 K Street, N.W., Washington,  DC 20006, is counsel to  the Trust and Independent Trustees and will pass upon the  legality  of  the
Shares offered hereby.

                     FEES PAID BY THE FUNDS FOR SERVICES*

                                    FLORIDA TAX-FREE MONEY FUND        MONEY MARKET FUND               OHIO MUNICIPAL
                                                                                                     MONEY MARKET FUND

                                    FOR THE FISCAL YEARS ENDED     FOR THE FISCAL YEARS ENDED    FOR THE FISCAL YEARS ENDED
                                           DECEMBER 31,                   DECEMBER 31,                  DECEMBER 31,
                                      2006      2005     2004      2006       2005       2004      2006     2005     2004
ADVISORY FEE PAID                   $106,452  $81,776  $77,954  $2,254,028 $1,967,432 $1,917,817 $523,557 $503,770 $503,182
ADVISORY FEE WAIVED                 $--       $ --     $185     $--        $ --       $ --       $--      $ --     $ --
ADMINISTRATIVE FEE PAID             $30,162   $23,356  $19,963  $681,378   $588,743   $511,388   $148,343 $143,896 $128,477
SUB-ADMINISTRATIVE FEE PAID
                                    $17,742   $13,444  $15,116  $400,816   $338,685   $389,230   $87,262  $82,804  $97,955
FINANCIAL ADMINISTRATION FEE PAID
                                    $22,166   $19,849  $23,708  $357,554   $301,133   $313,234   $79,020  $74,433  $85,601
FINANCIAL ADMINISTRATION FEE WAIVED
                                    $--       $11,232  $ --     $--        $55,238    $ --       $--      $27,275  $ --
BROKERAGE COMMISSIONS PAID
                                    $--       $ --     $ --     $--        $ --       $ --       $--      $ --     $ --

                                            U.S. TREASURY            DIVIDEND CAPTURE FUND              GROWTH FUND
                                          MONEY MARKET FUND

                                      FOR THE FISCAL YEARS ENDED   FOR THE FISCAL YEARS ENDED    FOR THE FISCAL YEARS ENDED
                                             DECEMBER 31,                 DECEMBER 31,                  DECEMBER 31,
                                       2006       2005      2004     2006     2005     2004      2006       2005       2004
ADVISORY FEE PAID                   $1,259,026 $1,093,957 $995,322 $975,578 $892,153 $657,432 $1,470,553 $1,588,019 $1,582,723
ADVISORY FEE WAIVED                 $--        $ --       $ --     $--      $ --     $ --     $--        $ --       $ --
ADMINISTRATIVE FEE PAID             $535,089   $468,844   $381,044 $110,567 $101,962 $67,471  $208,331   $226,821   $202,335
SUB-ADMINISTRATIVE FEE PAID
                                    $314,762   $269,585   $290,792 $65,040  $58,629  $50,866  $122,549   $130,490   $153,776
FINANCIAL ADMINISTRATION FEE PAID
                                    $267,296   $238,796   $218,555 $64,944  $60,993  $61,255  $119,543   $126,589   $134,837
FINANCIAL ADMINISTRATION FEE WAIVED
                                    $--        $27,898    $ --     $--      $19,124  $ --     $--        $19,289    $ --
BROKERAGE COMMISSIONS PAID
                                    $--        $ --       $ --     $354,387 $494,411 $303,488 215,223    $138,206   $82,963

                                           INCOME EQUITY FUND           INTERNATIONAL EQUITY FUND           MACRO 100 FUND

                                       FOR THE FISCAL YEARS ENDED       FOR THE FISCAL YEARS ENDED    FOR THE FISCAL YEARS ENDED
                                              DECEMBER 31,                     DECEMBER 31,                  DECEMBER 31,
                                       2006       2005       2004       2006       2005       2004      2006     2005   2004 (1)
ADVISORY FEE PAID                   $1,235,731 $1,301,982 $1,279,831 $2,411,045 $1,588,742 $1,063,417 $300,815 $187,318 $71,934
ADVISORY FEE WAIVED                 $--        $ --       $ --       $--        $ --       $ --       $--      $ --     $ --
ADMINISTRATIVE FEE PAID             $175,064   $185,965   $163,638   $204,941   $136,165   $81,869    $34,093  $21,409  $7,510
SUB-ADMINISTRATIVE FEE PAID
                                    $102,980   $106,986   $124,322   $120,555   $78,319    $61,962    $20,055  $12,309  $5,438
FINANCIAL ADMINISTRATION FEE PAID
                                    $102,714   $107,255   $113,336   $167,075   $92,478    $67,361    $36,564  $31,291  $18,501
FINANCIAL ADMINISTRATION FEE WAIVED
                                    $--        $10,784    $ --       $--        $1,239     $ --       $--      $300     $ --
BROKERAGE COMMISSIONS PAID
                                    $604,050   $488,146   $394,913   $345,256   $214,403   $220,999   $58,024  $17,460  $10,559

----------------------------------------------------------------------
|                                   |     MID CORP AMERICA FUND      |
                                    ----------------------------------
|                                   |   FOR THE FISCAL YEARS ENDED   |
|                                   |          DECEMBER 31,          |
                                    ----------------------------------
|                                   |   2006   |   2005   |   2004   |
----------------------------------------------------------------------
|ADVISORY FEE PAID                  |$1,208,024|$1,144,461|$1,072,470|
|ADVISORY FEE WAIVED                |$--       |$ --      |$ --      |
----------------------------------------------------------------------
|ADMINISTRATIVE FEE PAID            |$136,912  |$130,781  |$109,654  |
----------------------------------------------------------------------
|SUB-ADMINISTRATIVE FEE PAID        |$80,537   |$75,226   |$83,389   |
----------------------------------------------------------------------
|FINANCIAL ADMINISTRATION FEE PAID  |          |$82,912   |$86,837   |
|                                   |$86,348   |          |          |
----------------------------------------------------------------------
|FINANCIAL ADMINISTRATION FEE WAIVED|          |          |          |
|                                   |$--       |$7,980    |$--       |
----------------------------------------------------------------------
|BROKERAGE COMMISSIONS PAID         |$29,400   |$42,191   |$41,855   |
----------------------------------------------------------------------

----------------------------------------------------------------
|                                   |   REAL STRATEGIES FUND   |
                                    ----------------------------
|                                   |FOR THE FISCAL YEARS ENDED|
|                                   |       DECEMBER 31,       |
                                    ----------------------------
|                                   |  2006  |  2005  |  2004  |
----------------------------------------------------------------
|ADVISORY FEE PAID                  |N/A     |N/A     |N/A     |
|ADVISORY FEE WAIVED                |N/A     |N/A     |N/A     |
----------------------------------------------------------------
|ADMINISTRATIVE FEE PAID            |N/A     |N/A     |N/A     |
----------------------------------------------------------------
|SUB-ADMINISTRATIVE FEE PAID        |N/A     |N/A     |N/A     |
----------------------------------------------------------------
|FINANCIAL ADMINISTRATION FEE PAID  |N/A     |N/A     |N/A     |
----------------------------------------------------------------
|FINANCIAL ADMINISTRATION FEE WAIVED|N/A     |N/A     |N/A     |
----------------------------------------------------------------
|BROKERAGE COMMISSIONS PAID         |N/A     |N/A     |N/A     |
----------------------------------------------------------------

                                         NEW ECONOMY FUND        ROTATING MARKETS FUND       SITUS SMALL CAP FUND

                                    FOR THE FISCAL YEARS ENDED FOR THE FISCAL YEARS ENDED FOR THE FISCAL YEARS ENDED
                                           DECEMBER 31,               DECEMBER 31,               DECEMBER 31,
                                      2006     2005     2004     2006     2005     2004     2006     2005     2004
ADVISORY FEE PAID                   $864,411 $642,344 $423,443 $196,040 $137,603 $109,353 $736,857 $547,117 $327,692
ADVISORY FEE WAIVED                 $--      $ --     $ --     $--      $--      $ --     $--      $ --     $ --
ADMINISTRATIVE FEE PAID             $86,442  $64,772  $38,352  $33,327  $23,587  $16,811  $83,512  $62,520  $33,736
SUB-ADMINISTRATIVE FEE PAID
                                    $50,849  $37,250  $28,900  $19,605  $13,566  $12,715  $49,125  $35,963  $25,248
FINANCIAL ADMINISTRATION FEE PAID
                                    $61,995  $53,810  $47,884  $26,494  $22,048  $21,017  $101,953 $53,405  $40,007
FINANCIAL ADMINISTRATION FEE WAIVED
                                    $--      $2,811   $ --     $--      $1,252   $ --     $--      $1,156   $ --
BROKERAGE COMMISSIONS PAID
                                    $223,246 $213,654 $49,589  $35,222  $32,281  $45,437  $63,899  $56,703  $58,483

                                    FIXED INCOME SECURITIES FUND    INTERMEDIATE GOVERNMENT       MICHIGAN TAX-FREE FUND
                                                                          INCOME FUND

                                     FOR THE FISCAL YEARS ENDED    FOR THE FISCAL YEARS ENDED   FOR THE FISCAL YEARS ENDED
                                            DECEMBER 31,                  DECEMBER 31,                 DECEMBER 31,
                                      2006      2005      2004     2006     2005       2004       2006     2005     2004
ADVISORY FEE PAID                   $871,346  $846,510  $844,559 $547,521 $523,959 $461,580$ -- $123,268 $156,726 $151,691
ADVISORY FEE WAIVED                 $--       $ --      $ --     $--      $ --                  $--      $ --     $ --
ADMINISTRATIVE FEE PAID             $148,131  $145,086  $129,498 $93,080  $89,822  $69,237      $20,956  $26,863  $23,277
SUB-ADMINISTRATIVE FEE PAID
                                    $87,137   $83,477   $98,531  $54,754  $51,650  $55,388      $12,327  $15,454  $17,679
FINANCIAL ADMINISTRATION FEE PAID
                                    $101,960  $100,528  $104,965 $74,312  $71,604  $61,278      $40,592  $48,721  $48,673
FINANCIAL ADMINISTRATION FEE WAIVED
                                    $--       $5,800    $ --     $--      $7,800   $ --         $--      $7,790   $ --
BROKERAGE COMMISSIONS PAID
                                    $15,663   $6,490    $2,320   $--      $ --     $ --         $--      $ --     $ --
                                      MORTGAGE SECURITIES FUND         OHIO TAX-FREE FUND        SHORT/INTERMEDIATE FIXED
                                                                                                  INCOME SECURITIES FUND
                                     FOR THE FISCAL YEARS ENDED    FOR THE FISCAL YEARS ENDED   FOR THE FISCAL YEARS ENDED
                                            DECEMBER 31,                  DECEMBER 31,                 DECEMBER 31,
                                      2006      2005      2004     2006     2005       2004       2006     2005     2004
ADVISORY FEE PAID                   $430,812  $383,620  $275,762 $644,085 $279,729 $317,947     $555,883 $717,267 $807,436
ADVISORY FEE WAIVED                 $--       $ --      $ --     $--      $ --     $ --         $--      $ --     $$ --
ADMINISTRATIVE FEE PAID             $73,239   $65,768   $42,435  $41,495  $47,940  $48,680      $94,502  $122,918 $123,716
SUB-ADMINISTRATIVE FEE PAID                   $37,812   $32,020           $27,588  $37,166               $70,749  $94,290
                                    $43,083                      $24,409                        $55,590
FINANCIAL ADMINISTRATION FEE PAID
                                    $64,761   $60,524   $48,290  $59,760  $64,545  $69,741      $63,698  $78,455  $91,033
FINANCIAL ADMINISTRATION FEE WAIVED
                                    $--       $2,659    $ --     $--      $6,554   $ --         $--      $5,100   $ --
BROKERAGE COMMISSIONS PAID
                                    $4,882    $5,353    $8,810   $--      $188     $ --         $--      $ --     $ --

 (1)  The Macro 100 Fund commenced operations on April 30, 2004.

PRINCIPAL HOLDERS OF SECURITIES *

Information  is  provided  below  regarding each person who owns of record or is known by the Trust to own beneficially  5% or more of any class of Shares of any
Fund. The Advisor is a wholly owned subsidiary  of  Huntington  Bank. Huntington
Bank, a national banking association, is an indirect wholly-owned  subsidiary of
HBI,  a  bank  holding  company  organized under the laws of Ohio. By virtue  of
Huntington's affiliation with Huntington  Bank,  Huntington  may  be  deemed  to control the Funds.

As of April 1, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

5% OR MORE OWNERS AS OF APRIL 1, 2007

                                FUND                                         SHAREHOLDER NAME         SHARES OWNED PERCENTAGE OWNED
                             SHARE CLASS                                          ADDRESS

Florida Tax-Free Money Fund - Investment A Shares                                         Carey & Co.   13,730,314           98.16%
                                                                                         Columbus, OH
Florida Tax-Free Money Fund - Trust Shares                                                Carey & Co.   26,830,503             100%
                                                                                         Columbus, OH
Money Market Fund - Investment A Shares                                                   Carey & Co.  317,867,863           70.13%
                                                                                         Columbus, OH
                                                                      National Financial Services LLC  118,478,245           26.14%
                                                                                         New York, NY
Money Market Fund - Investment B Shares                               National Financial Services LLC       64,528           84.70%
                                                                                         New York, NY
Money Market Fund - Trust Shares                                                          Carey & Co.  476,411,213           99.58%
                                                                                         Columbus, OH
                                FUND                                         SHAREHOLDER NAME         SHARES OWNED PERCENTAGE OWNED
                             SHARE CLASS                                          ADDRESS
Money Market Fund - Interfund Shares                                                      Carey & Co.   41,454,484             100%
                                                                                         Columbus, OH
Ohio Municipal Money Market Fund - Investment A Shares                National Financial Services LLC    5,625,325            5.08%
                                                                                         New York, NY
                                                                                          Carey & Co.   97,992,308           88.58%
                                                                                         Columbus, OH
Ohio Municipal Money Market Fund - Trust Shares                                           Carey & Co.   80,166,281           99.75%
                                                                                         Columbus, OH
U.S. Treasury Money Market Fund - Investment A Shares                 National Financial Services LLC   34,944,762           41.60%
                                                                                         New York, NY
                                                                                          Carey & Co.  167,997,995           50.00%
                                                                                         Columbus, OH
U.S. Treasury Money Market Fund - Trust Shares                                            Carey & Co.  674,088,904           99.82%
                                                                                         Columbus, OH
Dividend Capture - Investment A Shares                                National Financial Services LLC      129,772           12.90%
                                                                                         New York, NY
Dividend Capture - Trust Shares                                                                  FMCO    9,895,632            9.86%
                                                                                         Columbus, OH
                                                                                          Carey & Co.    8,913,437           90.07%
                                                                                         Columbus, OH
Growth Fund - Trust Shares                                                                       FMCO      334,598            5.61%
                                                                                         Columbus, OH
                                                                                          Carey & Co.    5,310,782           89.12%
                                                                                         Columbus, OH
Income Equity Fund - Investment A Shares                              National Financial Services LLC       28,546           14.10%
                                                                                         New York, NY
Income Equity Fund - Trust Shares                                                         Carey & Co.    5,026,677           85.67%
                                                                                         Columbus, OH
                                                                                            SEI-Trust      335,802            5.72%
                                                                                             Oaks, PA
                                                                                                 FMCO      359,700            6.13%
                                                                                         Columbus, OH
International Equity Fund - Investment A Shares                                                  FMCO       58,941           10.61%
                                                                                         Columbus, OH
                                                                      National Financial Services LLC       52,107            9.38%
                                                                                         New York, NY
                                                                                          Carey & Co.       22,363            5.72%
                                                                                         Columbus, OH
International Equity Fund - Investment B Shares                       National Financial Services LLC       21,416           10.86%
                                                                                         New York, NY
International Equity Fund - Trust Shares                                                  Carey & Co.   18,264,475           89.52%
                                                                                         Columbus, OH
Macro 100 Fund- Investment A Shares                                   National Financial Services LLC       68,928           25.29%
                                                                                         New York, NY
                                FUND                                         SHAREHOLDER NAME         SHARES OWNED PERCENTAGE OWNED
                             SHARE CLASS                                          ADDRESS
                                                                                                 FMCO       13,868            5.15%
                                                                                         Columbus, OH
Macro 100 Fund- Investment B Shares                                   National Financial Services LLC       28,634           15.79%
                                                                                         New York, NY
Macro 100 Fund - Trust Shares                                                             Carey & Co.    7,081,027           78.63%
                                                                                         Columbus, OH
                                                                                                 FMCO      185,922            5.25%
                                                                                         Columbus, OH
Mid Corp America Fund - Investment A Shares                                                      FMCO       15,522            5.19%
                                                                                         Columbus, OH
                                                                      National Financial Services LLC       37,404           12.51%
                                                                                         New York, NY
                                                                                          Carey & Co.       19,550            6.54%
                                                                                         Columbus, OH
Mid Corp America Fund - Trust Shares                                                      Carey & Co.    8,496,098           93.10%
                                                                                         Columbus, OH
New Economy Fund - Investment A Shares                                National Financial Services LLC       79,912           14.42%
                                                                                         New York, NY
                                                                                                 FMCO      101,613           18.34%
                                                                                         Columbus, OH
New Economy Fund - Trust Shares                                                           Carey & Co.    5,103,728           81.60%
                                                                                         Columbus, OH
                                                                                                 FMCO      896,535           14.33%
                                                                                         Columbus, OH
Rotating Markets Fund - Investment A Shares                           National Financial Services LLC       66,074           21.31%
                                                                                         New York, NY
                                                                                                 FMCO       84,647           27.30%
                                                                                         Columbus, OH
Rotating Markets Fund - Trust Shares                                                      Carey & Co.    3,183,110           88.87%
                                                                                         Columbus, OH
                                                                                                 FMCO      378,996           10.58%
                                                                                         Columbus, OH
Situs Small Cap Fund - Investment A Shares                                                       FMCO      273,101           40.73%
                                                                                         Columbus, OH
Situs Small Cap Fund - Trust Shares                                                       Carey & Co.    3,585,229           75.50%
                                                                                         Columbus, OH
                                                                                                 FMCO      877,030           18.47%
                                                                                         Columbus, OH
Fixed Income Securities Fund - Investment A Shares                    National Financial Services LLC       23,060           29.56%
                                                                                         New York, NY
Fixed Income Securities Fund - Investment B Shares                    National Financial Services LLC       46,651           37.65%
                                                                                         New York, NY
                                FUND                                                 SHAREHOLDER NAME SHARES OWNED PERCENTAGE OWNED
                             SHARE CLASS                                                      ADDRESS
Fixed Income Securities Fund - Trust Shares                                                 SEI-Trust      873,546           10.30%
                                                                                             Oaks, PA
                                                                                          Carey & Co.    7,046,778           83.10%
                                                                                         Columbus, OH
                                                                                                 FMCO      494,066            5.83%
                                                                                         Columbus, OH
Intermediate Government Income Fund - Investment A Shares             National Financial Services LLC       56,733           37.18%
                                                                                         New York, NY
Intermediate Government Income Fund - Investment B Shares             National Financial Services LLC       32,069           77.94%
                                                                                         New York, NY
Intermediate Government Income Fund - Trust Shares                                               FMCO      640,005            5.96%
                                                                                         Columbus, OH
                                                                                          Carey & Co.   10,101,490           94.02%
                                                                                         Columbus, OH
Michigan Tax-Free Fund - Investment A Shares                                       Welland W. Sprague       50,767           13.25%
                                                                                         Portland, MI
                                                                      National Financial Services LLC      152,490           39.79%
                                                                                         New York, NY
Michigan Tax-Free Fund - Investment B Shares                          National Financial Services LLC       38,982           82.48%
                                                                                         New York, NY
                                                                                  Katherine A Cousino       47,264           15.31%
                                                                                           Quincy, Mi
Michigan Tax-Free Fund - Trust Shares                                                     Carey & Co.    1,483,433           92.37%
                                                                                         Columbus, OH
                                                                                           SEI -Trust      110,408            6.87%
                                                                                             Oaks, PA
Mortgage Securities Fund - Investment A Shares                        National Financial Services LLC       59,672           29.91%
                                                                                         New York, NY
Mortgage Securities Fund - Investment B Shares                        National Financial Services LLC       51,680           65.79%
                                                                                         New York, NY
Mortgage Securities Fund - Trust Shares                                                   Carey & Co.    9,490,292           98.73%
                                                                                         Columbus, OH
Ohio Tax-Free Fund - Investment A Shares                              National Financial Services LLC       16,178           20.56%
                                                                                         New York, NY
                                                                                          Carey & Co.        9,964           12.66%
                                                                                         Columbus, OH
                                FUND                                         SHAREHOLDER NAME         SHARES OWNED PERCENTAGE OWNED
                             SHARE CLASS                                          ADDRESS
                                                                                  John. W. Warbritton        8,767            6.31%
                                                                                      Westerville, OH
                                                                                  Ursula E. M. Umberg        9,210           11.14%
                                                                                       Cincinnati, OH
Ohio Tax-Free Fund - Investment B Shares                              National Financial Services LLC    58565.861           94.19%
                                                                                         New York, NY
Ohio Tax-Free Fund - Trust Shares                                                         Carey & Co.    1,836,519           96.17%
                                                                                         Columbus, OH
Short/Intermediate Fixed Income Securities Fund - Investment A Shares National Financial Services LLC       28,401           79.88%
                                                                                         New York, NY
Short/Intermediate Fixed Income Securities Fund - Trust Shares                            Carey & Co.    4,642,495           96.19%
                                                                                         Columbus, OH

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

SHAREHOLDER RIGHTS

The  Trust  is  an  open-end management investment company, whose Declaration of
Trust permits the Trust  to  offer  separate  series  of  Shares  of  beneficial interest,  representing  interests  in  separate  portfolios of securities.  The
Shares in any one portfolio may be offered in two or  more  separate classes. As of the date of this SAI, the Trustees have established four classes  of  Shares, known  as  Investment A Shares, Investment B Shares, Trust Shares, and Interfund
Shares. Interfund  Shares  are offered only by the Money Market Fund. All of the
Income  Funds (except Short/Intermediate  Fixed  Income  Securities  Fund),  the
Equity Funds and the Money Market Fund offer Investment B Shares.

Investment  A Shares, Investment B Shares, Trust Shares, and Interfund Shares of
a Fund are fully  transferable.  Each  class  is  entitled to dividends from the respective class assets of the Fund as declared by  the  Trustees,  and  if  the
Trust  (or a Fund) were liquidated, the shareholders of each class would receive the net assets of the Fund attributable to each respective class.

All shareholders are entitled to one vote for each Share held on the record date for any  action  requiring  a  vote  by  the  shareholders,  and a proportionate fractional vote for each fractional Share held. Shareholders of  the  Trust will vote in the aggregate and not by Fund or class except (i) as otherwise expressly required by law or when the Trustees determine that the matter to be voted  upon affects only the interests of the shareholders of a particular Fund or class, or
(ii)  only  holders  of  Investment  A Shares and/or Investment B Shares will be entitled to vote on matters submitted  to  shareholder  vote with respect to the
Rule 12b-1 Plan applicable to such class or classes.

The rights of shareholders cannot be modified without a majority vote.

The  Trust  is  not  required  to hold annual meetings of shareholders  for  the purpose of electing Trustees except  that  (i)  the  Trust is required to hold a shareholder meeting for the election of Trustees at such  time  as  less  than a majority  of the  Trustees holding office have been elected by shareholders  and
(ii) if, as  a  result  of  a  vacancy on the Board, less than two-thirds of the
Trustees holding office have been  elected by the shareholders, that vacancy may only be filled by a vote of the shareholders.  In  addition,  a  Trustee  may be removed  from  office  by  a  written  consent  signed  by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written  request  of not less  than  10% of the outstanding Shares of the Trust. Upon written request  by the holders of  Shares  representing  1%  of the outstanding Shares of the Trust stating that such shareholders wish to communicate  with  the other shareholders for  the purpose of obtaining the signatures necessary to demand  a  meeting  to consider  removal of a Trustee, the Trust will provide a list of shareholders or
disseminate   appropriate   materials   (at   the   expense  of  the  requesting
shareholders). Except as set forth above, a Trustee may  continue to hold office and may appoint successor Trustees.

Shareholder inquiries regarding the Funds should be directed  to  the Trust, c/o
Unified Fund Services, Inc., P.O. Box 6110, Indianapolis, IN 46206-6110.

Additional Information on Purchases, Exchanges and Redemptions

Investment  A  Shares  and  Investment  B  Shares  of  each of the Funds may  be purchased,  exchanged  or  redeemed  by  contacting  the Trust,  The  Huntington
Investment  Company  or  a  Huntington Licensed Personal Banker.   Investment  A
Shares may also be offered through other financial intermediaries.

Trust Shares may be purchased only through fiduciary, advisory, agency and other similar accounts maintained by  or  on behalf of Huntington or its affiliates or correspondent  banks  as well as similar  customers  of  third  party  financial institutions. Individuals  who  receive  Trust  Shares  as  a  result of a Trust distribution or similar transaction or by operation of law, will be permitted to retain  such  Shares,  but may not purchase additional Trust Shares,  except  by means of the reinvestment  of  dividends  or  distributions.  Exchanges of Trust
Shares, if permitted by the account agreement, as well as redemptions  of  Trust
Shares, are made by contacting the Trust.

Interfund  Shares  are  available  only  for  purchase  by  the Funds and may be purchased, exchanged or redeemed by contacting the Trust.

Telephone purchase, exchange or redemption requests may be recorded  and will be binding  upon  an  investor.  Use  of the telephone for exchanges or redemptions involves  the  possible  risk  of loss,  since  anyone  providing  the  required information may be able to use the service without the shareholder's permission.
If reasonable procedures are not  followed  by  the  Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In  times  of  extreme  economic  or  market conditions, shareholders  may  have difficulty making redemptions or exchanges by telephone. If a shareholder cannot make contact by telephone, redemption or  exchange  requests  should  be made in writing and sent by overnight mail to the Trust.

In connection with certain redemption or exchange requests, a shareholder may be required  to obtain a signature guarantee for authentication purposes. Only  New
Technology Medallion imprints will be accepted as signature guarantees.

OTHER PURCHASE INFORMATION

Purchases of  all  classes  of  Shares  are  made at NAV, plus (for Investment A
Shares only) any applicable sales charge. All purchases, except for of Interfund
Shares, are subject to minimum purchase requirements, but these requirements may be waived by the Distributor. Payment for Investment  A  Shares  or Investment B
Shares may not be by third party check, and any checks drawn from a bank located outside  the  U.S.  will  result  in  a delay in processing until the check  has cleared.

If  at  any time the right to purchase Shares  is  suspended,  although  no  new purchases  may  be  made,  in  some  circumstances  existing shareholders may be permitted to purchase additional Shares and have dividends reinvested.

Payment  in  Kind. In addition to payment by check, Shares  of  a  Fund  may  be purchased by customers  of  the  Advisor  in  exchange for securities held by an investor which are acceptable to that Fund. Investors  interested  in exchanging securities  must  first  telephone Huntington at (800) 253-0412 for instructions regarding submission of a  written  description  of  the securities the investor wishes  to  exchange. Within five business days of the receipt  of  the  written description,  Huntington  will  advise  the  investor  by  telephone whether the securities to be exchanged are acceptable to the Fund whose  Shares the investor desires  to  purchase and will instruct the investor regarding delivery  of  the securities. There  is  no  charge  for  this  review. Securities which have been accepted by a Fund must be delivered within five days following acceptance.

Securities accepted by a Fund are valued in the manner and on the days described in  the section entitled "Determination of Net Asset  Value"  as  of  4:00  p.m.
(Eastern Time).

The value of the securities to be exchanged and of the Shares of the Fund may be higher  or  lower on the day Fund Shares are offered than on the date of receipt by Huntington  of the written description of the securities to be exchanged. The basis of the exchange  of  such securities for Shares of the Fund will depend on the value of the securities and the NAV of Fund Shares next determined following acceptance on the day Fund Shares  are  offered. Securities to be exchanged must be accompanied by a transmittal form which is available from Huntington.

A gain or loss for federal income tax purposes  may  be realized by the investor upon  the securities exchange depending upon the cost basis  of  the  securities tendered.  All interest, dividends, subscription or other rights with respect to accepted securities which go "ex" (the interval between the announcement and the payments of  the  next dividend or right) after the time of valuation become the property of the Fund and must be delivered to the Fund by the investor forthwith upon receipt from the  issuer.  Further,  the  investor must represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise.

Sales Charge Reductions/Waivers (Investment A Shares).  Investment  A Shares may
be purchased without an initial sales charge by any investor who buys Investment
A  Shares  through  an  investment  professional  that  does  not accept a sales commission  from  the  Funds' Distributor. Investment professionals  wishing  to
offer this sales charge  waiver  should  call  the  Trust.   Also, sales charges
applicable  to  purchases  of  Investment  A Shares may be reduced  for  certain investors or groups of investors who make larger  investments. Investors wishing to take advantage of these sales charge reductions should call the Trust.

Reinstatement Privilege. Every shareholder has a one-time  right, within 60 days of redeeming Investment A Shares or Investment B Shares of an  Equity  or Income
Fund,  to  reinvest  the  redemption  proceeds  at  the  next-determined  NAV in
Investment A Shares without any sales charge. The investor must notify the Trust in  writing of the reinvestment by the shareholder in order to eliminate a sales charge.

If the  shareholder  redeems  Investment A Shares and utilizes the reinstatement privilege, there may be tax consequences.

OTHER EXCHANGE INFORMATION

Exchanges  may  only  be  made  between   Funds   having  identical  shareholder
registrations.  For  any  other  exchanges  you  must obtain  a  New  Technology
Medallion Signature Guarantee.

Unless   otherwise   specified  in  writing,  the  existing   registration   and
reinvestment options relating to a Fund being exchanged will be used for any new
Fund accounts required to be opened in the exchange.

Exchanges will not be  available  for  Shares purchased by check until the check has cleared.

OTHER REDEMPTION INFORMATION

Redemptions of all classes of Shares are  made  at  NAV,  less (for Investment B
Shares  only) any applicable contingetn deferred sales charge  (CDSC).   If  you
make exchanges  of  your Investment B Shares among the Funds, the holding period for purposes of determining  the applicable CDSC will be determined based on the purchase date of your original Shares.

If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption  may  be  delayed by as much as seven days. To change the name of the bank account to which  redemption proceeds will be wired, a  shareholder should send a written request (and,  if  necessary,  with  a  New
Technology   Medallion  Signature  Guarantee)  to  the  Trust,  P.O.  Box  6110,
Indianapolis, IN 46206-6110.

Proceeds from  the redemption of Shares purchased by check will not be available until the check has cleared.

Shareholders of  the  Money Market Funds who write checks to redeem Investment A
Shares may be subject to  certain checking account fees. Checks written on these accounts may be negotiated  through  the shareholder's local bank and should not be sent to the issuing bank in order to  redeem  Investment  A  Shares. Canceled checks are sent to the shareholder each month.

Redemption in kind. Although the Funds intend to pay Share redemptions  in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940  Act, the  Funds are obligated to pay Share redemptions to any one shareholder in cash only up  to  the  lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption  payment  greater  than  this  amount  will also be in cash unless the Fund determines that payment should be in kind. In  such  a case, the
Funds will pay all or a portion of the remainder of the redemption in  portfolio securities,  valued  in the same way as a Fund determines its NAV. The portfolio securities will be selected  in a manner that the Fund's Trustees deems fair and equitable  and,  to  the  extent available,  such  securities  will  be  readily marketable.

Redemption in kind is not as  liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less  than  the  redemption value of the securities and could incur certain transaction costs.

                      1. DETERMINATION OF NET ASSET VALUE

NAV is calculated at 10:30 a.m. Eastern time for the Ohio Municipal Money Market
Fund and the Florida Tax-Free Money Fund and at  1:00  p.m. Eastern time for the
Money Market Fund and the U.S. Treasury Money Market Fund.   In  addition, these
Money Market Funds and all the other Funds calculate their NAV as  of  the close of  the NYSE every Monday through Friday except (i) days on which there are  not sufficient  changes  in  the value of a Fund's portfolio securities that its NAV might be materially affected;  (ii) days during which no Shares are tendered for redemption  and  no  orders to purchase  Shares  are  received;  and  (iii)  the following holidays: New  Year's  Day,  Martin  Luther King, Jr. Day, President's
Day,  Good  Friday, Memorial Day, Independence Day,  Labor  Day,  Columbus  Day,
Veterans' Day, Thanksgiving Day and Christmas Day.

In addition,  the  Money  Market  Funds reserve the right to allow the purchase, redemption, and exchange of Shares  on any other day on which regular trading in
money market instruments is taking place.   On  any  day  that  the bond markets
close  early,  such  as  days  in  advance  of  holidays or in the event  of  an emergency, the Money Market Funds reserve the right  to  advance the time NAV is determined  and  by  which  purchase, redemption, and exchange  orders  must  be received on that day, to the time of such closing.

For valuing securities in calculating  NAV,  the Money Market Funds have elected to use the amortized cost method of valuation  pursuant  to  Rule 2a-7 under the
1940  Act.  The  process of selecting securities is consistent with  the  credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an  instrument  at its cost initially and thereafter assuming a constant amortization to maturity  of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during  which  value,  as  determined  by amortized cost,  is  higher  or  lower than the price a Fund would receive if it sold  the instrument. The value of  securities in a Fund can be expected to vary inversely with changes in prevailing  interest  rates.  Pursuant to Rule 2a-7, each of the
Money Market Funds will maintain a dollar-weighted  average  portfolio  maturity appropriate  to  maintaining a stable NAV per Share, provided that no Fund  will purchase any security with a remaining maturity of more than 397 days (except as described below) nor maintain a dollar-weighted average maturity of greater than
90  days. Repurchase  agreements  involving  the  purchase  of  securities  with remaining  maturities  of  greater  than  397  days  will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and  the  agreement is subject to  a demand feature, the notice period applicable to the demand  to  repurchase those  securities.  A variable rate instrument, the principal amount of which is scheduled to be repaid  in  more  than 397 days but which is subject to a demand feature, shall be deemed to have a  maturity  equal  to the longer of the period remaining  until  the  next  readjustment of the interest  rate  or  the  period remaining until the principal  amount  may  be recovered through exercise of the demand feature. A floating rate instrument, the  principal  amount  of  which is scheduled  to  be  repaid in more than 397 days but which is subject to a demand feature, shall be deemed  to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Trustees have undertaken to establish procedures reasonably designed, taking into account current market  conditions  and  each  of  the  Money Market Funds'
investment objective, to stabilize the NAV per Share of each Money  Market  Fund for  purposes  of  sales  and  redemptions  at $1.00. These procedures include a review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the NAV per Share of each Fund, calculated by using available market quotations, deviates from $1.00  per  Share.  In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that  the Trustees promptly  consider  what  action,  if any, should be initiated. If the  Trustees believe that the extent of any deviation  from  a  Fund's  $1.00  amortized cost price  per  Share  may  result  in material dilution or other unfair results  to investors, the  Trustees will take  such  steps  as  they  deem  appropriate  to eliminate  or  reduce  to the extent reasonably practicable any such dilution or unfair results. These steps  may  include selling portfolio instruments prior to maturity,  shortening  the Fund's average  portfolio  maturity,  withholding  or reducing dividends, reducing  the  number of a Fund's outstanding Shares without monetary consideration, or utilizing  a  NAV per Share based on available market quotations.  In addition, if the Advisor becomes  aware  that  any  Second  Tier
Security or Unrated Security held by a Fund has received a rating from any NRSRO below the NRSRO's  two  highest rating categories, the procedures adopted by the
Trustees in accordance with  Rule  2a-7  require  the Advisor to dispose of such security  unless  (i)  the  sale would cause the deviation  between  the  Fund's amortized cost and market-determined  values  per Share to exceed 0.40 of 1% (in which case the  Trustees will meet to determine what action to take) or (ii) the
Trustees reassess the credit quality of the security and determine that it is in the best interests of shareholders to retain the investment. In the event a Fund holds  a  defaulted  security, a security that has  ceased  to  be  an  Eligible
Security, or a security  that  has  been determined to no longer present minimal credit risks, Rule 2a-7 requires the  Fund to dispose of the security unless the
Trustees determine that such action is not in the best interest of shareholders.
The Rule requires each Fund to limit its investments to securities determined to present minimal credit risks based on factors  in addition to ratings assigned a security  by  an  NRSRO  and  which  are  at  the time of  acquisition  Eligible
Securities.

Rule  2a-7,  as  amended, defines the terms NRSRO,  Requisite  NRSROs,  Eligible
Securities, Rated  Securities,  Unrated Securities, Demand Features, Guarantees,
Unconditional Demand Features, First  Tier Securities and Second Tier Securities
in establishing risk limiting conditions for money market mutual funds.

Pursuant to Trustee-approved policies,  the  Trust  relies  on  certain security pricing  services to provide current market value of securities. Those  security pricing services  value  equity securities (including foreign equity securities)
traded  on a securities exchange  at  the  last  reported  sales  price  on  the principal  exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ
Official Closing  Price.  If there is no reported sale on the principal exchange and in the case of over-the-counter  securities, equity securities are valued at a bid price estimated by the security  pricing  service.  Foreign securities are subject to modification based on significant events. U.S. Government obligations held by the Mortgage Securities Fund are valued at the mean  between  the  over-
the-counter  bid  and  asked  prices  furnished by the security pricing service.
Except as noted above, debt securities  traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported  sale on the principal exchange, and  for  all  other  debt  securities, including zero-coupon  securities,  debt securities are valued at a bid  price estimated by the security pricing service.
Foreign securities quoted in foreign  currencies  are translated in U.S. dollars at the foreign exchange rate in effect as of the close  of  the  NYSE (generally
4:00  p.m.,  Eastern  Time)  on  the  day  the value of the foreign security  is determined. Option contracts are generally valued  at  the  mean  of the bid and asked price as reported on the highest-volume exchange (in terms of  the  number of  option  contracts  traded  for that issue) on which such options are traded.
Short-term investments with remaining  maturities of 60 days or less at the time of  purchase  are  valued  at  amortized cost.  Investments  in  other  open-end investment companies are valued at NAV. In certain limited circumstances such as when a security's closing price  versus  the prior day's closing price exceeds a defined variance tolerance, or when a security's  closing  price is unchanged as compared to the prior day's closing price, a financial intermediary's good faith determination of the fair value of a security or option may  be  used instead of its  current  market  value,  even  if  the  security's  market price is readily available. In cases where market prices for portfolio securities are not readily available,  a  Pricing  Committee  established  and  appointed by  the  Trustees determines  in  good  faith,  subject to Trust procedures,  the  fair  value  of portfolio securities held by a Fund.

A summary of those definitions follows:

"NRSRO" is any nationally recognized  statistical  rating  organization  as that term  is  used in the Securities Exchange Act of 1934, that is not an affiliated person  of  the  issuer,  guarantor  or  provider  of  credit  support  for  the instrument. While  the  Appendix  to  the  SAI  identifies  each NRSRO, examples include S&P, Moody's and Fitch Ratings (Fitch).

"REQUISITE  NRSROs"  means  (i) any two NRSROs that have issued  a  rating  with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating  with  respect  to  such security or class of debt obligations of an issuer at the time the fund acquired the security, that NRSRO.

"ELIGIBLE  SECURITIES"  are  defined as (i) Rated Securities  with  a  remaining maturity of 397 or less days and  which  have  received rating in one of the two highest  rating  categories;  (ii) Unrated Securities  that  are  of  comparable equality, provided that an Unrated  Security  is not an Eligible Security if the
security has received a long-term rating from any  NRSRO  that is not within the
NRSRO's  three  highest  long-term  rating categories, unless the  security  has received a long-term rating from an NRSRO  in  one  of  the three highest rating categories,  and  provided  that certain asset backed securities  shall  not  be
Eligible Securities unless they have received a rating from an NRSRO; and (iii)a security that is subject to a  Demand Feature or Guarantee whether the Guarantee has received a rating from an NRSRO  or  the  Guarantee is issued by a guarantor that  has  received  a rating from an NRSRO with respect  to  a  class  of  debt obligations (or any debt  obligation  within  that  class) that is comparable in priority and security to the Guarantee, or another institution,  has  undertaken promptly to notify the holder of the security in the event the Demand Feature or
Guarantee is substituted with another Demand Feature or Guarantee.

"RATED SECURITIES" include (i) securities that have received a short-term rating from  an  NRSRO, or have been issued by an issuer that has received a short-term rating from  an  NRSRO  with respect to a class of debt obligations (or any debt obligation within that class)  that  is  comparable in priority and security, or
(ii) securities that are subject to a Guarantee  that  has received a short-term rating from an NRSRO, or a Guarantee issued by a guarantor  that  has received a short-term rating from an NRSRO with respect to a class of debt obligations  (or any  debt  obligation  within  that  class) that is comparable in priority and a security with the Guarantee. In either  case, a security is not a Rated Security if it is subject to an external credit support  agreement  that was no in effect when the security was assigned its rating, unless the security  has  received  a short-term  rating  reflecting the existence of the credit support or the credit support itself has received a short-term rating.

"UNRATED SECURITIES" are any securities that are not Rated Securities.

"DEMAND FEATURE" is (i)  a  feature  permitting the holder of a security to sell the security at an exercise price equal to the approximate amortized cost of the security plus accrued interest, if any,  at  the time of exercise, provided that such feature must be exercisable either at any  time on no more than 30 calendar days' notice or at specified intervals not exceeding  397 calendar days and upon no more than 30 calendar days' notice; or (ii) a feature  permitting  the holder of  certain  asset  backed  securities unconditionally to receive principal  and interest within 397 calendar days of making demand.

"GUARANTEE" is an unconditional  obligation of a person other than the issuer of the  security  to undertake to pay,  upon  presentment  by  the  holder  of  the
Guarantee (if required),  the  principal  amount of the underlying security plus accrued interest when due or upon default,  or,  in the case of an Unconditional
Demand Feature, an obligation that entitles the holder  to receive upon exercise the approximate amortized cost of the underlying security  or  securities,  plus accrued  interest,  if  any.  A Guarantee includes a letter of credit, financial guaranty (bond) insurance, and  an  Unconditional  Demand Feature (other than an
Unconditional Demand Feature provided by the issuer of the security).

"UNCONDITIONAL DEMAND FEATURE" means a Demand Feature that by its terms would be readily  exercisable  in  the  event  of a default in payment  of  principal  or interest on the underlying security or securities.

"FIRST  TIER  SECURITY" means any (i) Rated  Security  which  has  received  the highest short-term rating by the Requisite NRSROs for debt obligations, (ii) any
Unrated Security  that  is of comparable quality, (iii) any security issued by a registered investment company  that  is  a  money  market  fund, or (iv) certain government securities.

"SECOND  TIER  SECURITY" means any Eligible Security that is not  a  First  Tier
Security.

                                     TAXES
FEDERAL INCOME TAXATION

Each Fund has elected  to  be  treated,  and  intends to qualify each year, as a regulated  investment  company  (a  "RIC")  under  Subchapter  M  of  the  Code.
Qualification as a RIC requires, among other things, that the Fund:

      (i)   derive in each taxable year at least 90%  of  its gross income from:
            (a) dividends, interest, payments with respect to certain securities loans,  and  gains  from  the sales or other disposition  of  stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business  of investing in such stock, securities or foreign currencies; and (b)  net income derived from interests in
            certain   publicly  traded  partnerships   that   are   treated   as
            partnerships  for  U.S.  federal income tax purposes and that derive less than 90% of their gross  income from the items described in (a)
            above (each a "Qualified Publicly Traded Partnership"); and

      (ii)  diversify its holdings so that,  at  the end of each quarter of each taxable year: (a) at least 50% of the  value  of  the  Fund's  total assets  is  represented  by (I) cash and cash items, U.S. government securities, the securities  of  other regulated investment companies and (II) other securities, with such  other  securities  limited, in respect of any one issuer, to an amount not greater than 5%  of  the value  of  the  Fund's  total  assets  and  not more than 10% of the outstanding voting securities of such issuer  and  (b) not more than
            25%  of  the  value  of the Fund's total assets is invested  in  the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II)
            any  two  or more issuers  that  the  Fund  controls  and  that  are determined to be engaged in the same or similar trades or businesses or related  trades  or businesses or (III) any one or more Qualified
            Publicly Traded Partnerships.

As a RIC, a Fund will not be  subject  to  federal  income  tax  on its "net investment income" (i.e., its investment company taxable income, as that term is defined  in  the  Code, determined without regard to the deduction for dividends paid) and "net capital  gain"  (the  excess  of the Fund's net long-term capital gain over net short-term capital loss), if any,  that  it  distributes  in  each taxable  year  to its shareholders, provided that it distributes at least 90% of the sum of its investment  company  taxable income for such taxable year and its net tax-exempt interest income for such  taxable  year.  However, a Fund will be subject to federal corporate income tax (currently at a maximum  rate of 35%) on any undistributed income other than tax-exempt income from Municipal Obligations and  to  alternative  minimum  tax  (currently  at  a  maximum  rate of 20%  for corporations such as the Fund) on alternative minimum taxable income.

If  a  Fund  were to fail to qualify as a regulated investment company  accorded special tax treatment  in  any taxable year, the Fund would be subject to tax on its income at corporate rates,  and all distributions from earnings and profits, including any distribution of net  tax-exempt  income  and net long-term capital gains,  would be taxable to shareholders as ordinary income.  In  addition,  the
Fund could  be required to recognize net unrealized gains, pay substantial taxes and interest,  and  make  substantial  distributions  before  requalifying  as a regulated investment company that is accorded special tax treatment.

If  a  Fund  fails  to  distribute  in  a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the  prior year, the Fund will be subject to a 4% excise tax on the under-distributed amounts.
A dividend paid to shareholders by a Fund in January is generally deemed to have been paid by a Fund on December 31 of the preceding  year,  if  the dividend was declared and payable to shareholders of record on a date in October, November or
December   of   that  preceding  year.  Each  Fund  intends  generally  to  make distributions sufficient  to  avoid  imposition  of  the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund  distributions.  Distributions  from  a  Fund  (other than  exempt-interest dividends,  as  discussed  below)  will be taxable to shareholders  as  ordinary income  to  the  extent  derived  from the  Fund's  investment  income  and  net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held more  than  one year over net losses from capital assets  held  by  a  Fund  for  not  more than one  year)  will  be  taxable  to shareholders as such, regardless of how  long  a shareholder has held the Shares in a Fund. Distributions are taxable to shareholders  even if they are paid from income  or gains earned by a Fund before a shareholder's  investment  (and  thus were included  in  the  price the shareholder paid).  Distributions from capital gains are generally made  after  applying any available capital loss carryovers.
Distributions are taxable whether  shareholders receive them in cash or reinvest
them in additional shares through the  Dividend  Reinvestment  Plan.   Any  gain
resulting from the sale of exchange of Fund Shares generally will be taxable  as capital  gains.  Long-term capital gain rates have been temporarily reduced - in general, to  15%  with lower rates applying to taxpayers in the 10% and 15% rate brackets - through  December 31, 2008.  For taxable years beginning on or before
December 31, 2008, distributions  of  investment income properly designated by a
Fund  as  derived  from "qualified dividend  income"  are  taxed  at  the  rates
applicable to long-term  capital  gains.   In  order  for  some  portion  of the
dividends received by a Fund shareholder to be "qualified dividend income,"  the
Fund  must  meet  holding  period  and  other  requirements with respect to some portion of the dividend-paying stocks in its portfolio  and the shareholder must meet holding period and other requirements with respect to  the  Fund's  Shares.
Generally,  dividends paid by REITs do not qualify for the lower tax rates  that apply to certain  other  "qualified  investment  income." A dividend will not be treated as qualified dividend income (at either the  Fund  or shareholder level)
(1)  if  the dividend is received with respect to any share of  stock  held  for fewer than  61  days during the 120-day period beginning on the date which is 60 days before the date  on  which  such  share becomes ex-dividend with respect to such dividend (or, in the case of certain  preferred  stock,  91 days during the
180-day period beginning 90 days before such date), (2) to the  extent  that the recipient is under an obligation (whether pursuant to a short sale or otherwise)
to  make related payments with respect to positions in substantially similar  or related  property,  (3)  if  the  recipient  elects  to have the dividend income treated as investment income for purposes of the limitation  on deductibility of investment  interest,  or  (4)  if  the  dividend  is  received  from a  foreign corporation that is (a) not eligible for the benefits of a comprehensive  income tax treaty with the United States (with the exception of dividends paid on stock of  such  a  foreign  corporation  readily tradable on an established securities market  in the Unites States) or (b)  treated  as  a  foreign  personal  holding company, foreign investment company, or passive foreign investment company.

In general,  distributions  of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual  provided  the  shareholder meets the holding period and other requirements described above with respect  to  a Fund's Shares.
Only  qualified dividend income received by a Fund after December  31,  2002  is
eligible  for  pass-through  treatment.   If  the  aggregate qualified dividends
received by a Fund during any taxable year are 95% or  more of its gross income, then 100% of the Fund's dividends (other than properly designated  capital  gain dividends)  will  be  eligible  to be treated as qualified dividend income.  For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Dividends of net investment income  received by corporate shareholders of a Fund will qualify for the 70% dividends received  deduction  generally  available  to corporations  to  the extent of the amount of qualifying dividends received by a
Fund from domestic  corporations for the taxable year.  A dividend received by a
Fund will not be treated  as a qualifying dividend (1) if the stock on which the dividend is paid is considered  to  be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received  with respect to any share of stock that a Fund has held for less than 46 days (91  days  in  the  case  of  certain preferred stock) during the 90-day period beginning on the date which is 45 days before  the  date  on  which such share becomes ex-dividend with respect to such dividend (during the 180-day  period  beginning  90 days before such date in the case of certain preferred stock) or (3) to the extent  that  a  Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with
respect  to  positions in substantially similar or related property.   Moreover,
the dividends  received  deduction  may  be  disallowed  or  reduced  (1) if the corporate  shareholder fails to satisfy the foregoing requirements with  respect to its shares of a Fund or (2) by application of the Code.

Due to certain  of  a  Fund's  hedging  and other investment activities, the net
investment  income  calculated  for  accounting   purposes  and  distributed  to
shareholders may in certain circumstances exceed or  be  less  than a Fund's net tax exempt and taxable income. If a Fund distributes amounts in  excess  of  the
Fund's  "earnings  and  profits"  (which  provide a measure of a Fund's dividend paying  capacity for tax purposes), such excess  distributions  to  shareholders will be treated as a return of capital to the extent of a shareholder's basis in his or her Shares, and thereafter as gain from the sale or exchange of a capital asset. A return of capital is not taxable to a shareholder but has the effect of reducing  the shareholder's basis in the relevant Shares, thus reducing any loss or increasing  any  gain on a subsequent taxable disposition by a shareholder of his or her Shares. However,  because  a  Fund's expenses attributable to earning tax  exempt income do not reduce the Fund's  current  earnings  and  profits,  a portion  of  any  distribution  in excess of a Fund's net tax exempt and taxable income may be considered paid out  of  the  Fund's  earnings and profits and may
therefore  be  treated  as  a  taxable  dividend  (even  though   that   portion
economically   represents  a  return  of  the  Fund's  capital).  Dividends  and distributions on  a Fund's Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular  shareholder's investment.  Such distributions are likely to occur in respect of shares  purchased  at  a  time when a Fund's NAV reflects gains that are either unrealized, or realized but not distributed.

Exempt-interest  dividends.  A  Fund will be qualified  to  pay  exempt-interest dividends to its shareholders only  if,  at  the  close  of  each quarter of the
Fund's  taxable  year,  at  least  50%  of the total value of the Fund's  assets consists of obligations the interest on which is exempt from federal income tax.
Distributions that the Fund properly designates as exempt-interest dividends are treated  as  interest excludable from shareholders'  gross  income  for  federal income tax purposes  but  may  be taxable for federal AMT purposes and for state and local purposes (see below).  If  a  Fund intends to pay only exempt-interest dividends, the Fund may be limited in its  ability  to  engage  in  such taxable transactions  as forward commitments, repurchase agreements, financial  futures, and options contracts  on  financial futures, tax-exempt bond indices, and other assets.  Part  or all of the interest  on  indebtedness,  if  any,  incurred  or continued by a shareholder  to  purchase  or  carry  Shares  of  a  Fund  paying exempt-interest dividends is not deductible. The portion of interest that is not deductible  is  equal to the total interest paid or accrued on the indebtedness, multiplied by the  percentage  of  the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules  used  by the Internal Revenue Service to determine when borrowed funds are considered used  for the purpose of purchasing or carrying particular assets, the purchase of Shares  may be considered to have been made with borrowed funds even though such funds are  not directly traceable to  the  purchase  of  Shares.  In general, exempt-interest dividends,  if  any, attributable to interest received  on certain private activity bonds and certain industrial development bonds will not  be tax-exempt to any shareholders who are
"substantial users" of the facilities financed by such bonds or who are "related persons" of such substantial users (within  the meaning of Section 147(a) of the
Code). Recipients of certain Social Security  and  Railroad  Retirement benefits may  have  to  take  into  account  exempt-interest dividends from the  Fund  in determining the taxability of such benefits.  Shareholders  should consult their own  tax  advisor  regarding  the  potential  effect  on  them (if any)  of  any investment  in  the  Fund.  A  Fund  which  is  qualified to pay exempt-interest dividends will inform investors within 60 days of  the Fund's fiscal year end of the  percentage  of  its  income  distributions designated  as  tax-exempt.  The percentage is applied uniformly to  all  distributions made during the year. The percentage of income designated as tax-exempt  for  any  particular distribution may be substantially different from the percentage of a Fund's  income  that was tax-exempt  during  the period covered by the distribution.  The exemption  from federal income tax for  exempt-interest dividends does not necessarily result in exemption for such dividends  under the income or other tax laws of any state or
local authority, except as otherwise  provided  herein  (see  below).   You  are
advised to consult with your tax advisor about state and local tax matters.

Hedging  transactions.  Certain  investment  and  hedging  activities of a Fund,
including  transactions  in  options,  futures  contracts,  straddles,   forward
contracts,   foreign   currencies,   foreign   securities,   or   other  similar
transactions,  will  be  subject to special tax rules (including sale,  mark-to-
market, straddle, wash sale  and short-sale rules). In a given case, these rules may accelerate income to the Fund,  defer  losses to the Fund, cause adjustments in the holding periods of the Fund's assets,  convert  long-term  capital  gains into  short-term  capital  gains  or  convert  short-term  capital  losses  into long-term capital losses. These rules could therefore affect the amount, timing, and  character  of  the  Fund's income and distributions to shareholders. Income earned as a result of these  transactions would, in general, not be eligible for the dividends received deduction  or  for treatment as exempt-interest dividends when distributed to shareholders. Each  Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Certain of a Fund's hedging activities (including  its  transactions, if any, in foreign currencies or foreign currency-denominated instruments)  are  likely  to produce  a difference between its book income and its taxable income (or, in the case of a  tax-exempt  Fund,  the sum of its net tax-exempt and taxable income).
If a Fund's book income exceeds  its  taxable  income (or, in the case of a tax-
exempt Fund, its tax-exempt income) the distribution  (if  any)  of  such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and  profits  (including  earnings  and profits arising from tax-exempt income),
(ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain  from the sale or exchange of a capital asset.  If a Fund's book income in less than its taxable income (or, in the case of a tax-exempt Fund, the sum of its net tax-exempt  and  taxable  income),  the
Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Foreign  currency-denominated  securities  and  related  hedging transactions. A
Fund's  transactions  in  foreign currency-denominated debt securities,  certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss  to  the  extent  such  income  or  loss results from fluctuations in the value of the foreign currency concerned.

Foreign Tax Credit. If more than 50% of a Fund's assets at year  end consists of the  stock or securities in foreign corporations, that Fund intends  to  qualify for and  make  the  election  permitted  under  Section  853 of the Code so that shareholders  will be able to claim a credit or deduction on  their  income  tax returns for, and  will be required to treat as part of the amount distributed to them, their pro rata  portion  of  qualified  taxes  paid by the Fund to foreign countries (which taxes relate primarily to investment  income). Shareholders who do not itemize on their federal income tax returns may claim  a  credit  (but no deduction)  for  such  foreign  taxes.  A  shareholder's ability to claim such a foreign tax credit will be subject to certain  limitations  imposed by the Code, as a result of which shareholders may not get a full credit or deduction for the amount  of  foreign taxes so paid by the Fund. In particular, shareholders  must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for  at  least  15 additional days during the 30-day period surrounding the ex-dividend date to be  eligible  to claim a foreign tax credit with respect to a given dividend.  Shareholders who  do  not  itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by a Fund in "passive foreign investment companies" could subject the
Fund to a U.S. federal income tax or other charge  on the proceeds from the sale of its investment in such a company; however, this tax  can be avoided by making an election to mark such investments to market annually or  to treat the passive foreign investment company as a "qualified electing Fund."

A  "passive  foreign  investment  company" is any foreign corporation:   (i)  75
percent or more of the income of which  for  the taxable year is passive income, or (ii) the average percentage of the assets of  which  (generally by value, but by  adjusted  tax  basis  in  certain cases) that produce or are  held  for  the production of passive income is  at least 50 percent.  Generally, passive income for  this purpose means dividends,  interest  (including  income  equivalent  to interest),  royalties,  rents,  annuities,  the  excess of gain over losses from certain property transactions and commodities transactions, and foreign currency
gains.   Passive income for this purpose does not include  rents  and  royalties received by  the  foreign  corporation  from  active business and certain income received from related persons. A Fund's investments in foreign securities may be subject to withholding taxes at the source on dividends or interest payments.

Sale  or redemption of Shares. The sale, exchange  or  redemption  of  a  Fund's
Shares  may  give  rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition  of  Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or  redemption  of a Fund's Shares will be treated as short-term capital gain or loss. However, if  a shareholder sells Shares at a loss  within six months of purchase, any loss will  be  disallowed  for  Federal income  tax  purposes to the extent of any exempt-interest dividends received on such Shares. In  addition,  any  loss (not already disallowed as provided in the preceding sentence) realized upon  a  taxable disposition of Shares held for six months or less will be treated as long-term,  rather  than  short-term,  to  the extent  of  any long-term capital gain distributions received by the shareholder with respect to the Shares. All or a portion of any loss realized upon a taxable disposition of  a  Fund's  Shares will be disallowed if other Shares of the same
Fund are purchased within 30  days  before  or  after the disposition. In such a case, the basis of the newly purchased Shares will  be  adjusted  to reflect the disallowed loss.

Backup Withholding.  In general, a Fund is required to withhold and remit to the
U.S.  Treasury  a  percentage  of  the  proceeds  of Share sales, exchanges,  or redemptions made by and taxable dividends and other  distributions  paid  to any individual  shareholder  who  fails  to properly furnish the Fund with a correct taxpayer  identification  number  (TIN),  who  has  under-reported  dividend  or interest income, or who fails to certify  to the Fund that he or she is a United
States  person  and  is not subject to such withholding.  Pursuant  to  recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation  will expire and the backup withholding rate will be 31% for amounts paid after December  31,  2010,  unless  Congress  enacts tax legislation providing otherwise.

The  Service  recently  revised  its  regulations  affecting the application  to foreign investors of the back-up withholding and withholding tax rules described
above.   In  some circumstances, the new rules increase  the  certification  and filing requirements  imposed  on  foreign  investors  in  order  to  qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates  under  income tax treaties. Foreign investors in the Fund should  consult their tax advisors  with  respect  to  the  potential  application  of these new regulations.

Securities  issued  or  purchased  at  a  discount.   The  Funds' investment  in
securities  issued  at  a  discount  and  certain  other obligations  will  (and investments in securities purchased at a discount may)  require a Fund to accrue and distribute income not yet received.  In order to generate sufficient cash to make the requisite distributions, a Fund may be required  to  sell securities in its portfolio that it otherwise would have continued to hold.

Shares  purchased  through  tax-qualified  plans.   Special tax rules  apply  to
investments  though  defined contribution plans and other  tax-qualified  plans.
Shareholders should consult  their  tax  adviser to determine the suitability of shares of a Fund as an investment through  such  plans and the precise effect of and investment on their particular tax situation.

Unrelated Business Taxable Income.  Under current  law,  a Fund generally serves to block unrelated business taxable income ("UBTI") from being  realized  by its
tax-exempt   shareholders.    Notwithstanding   the   foregoing,   a  tax-exempt
shareholder  could  realize  UBTI  by  virtue  of its investment in the Fund  if either:  (1) a Fund invests in real estate investment trusts ("REITs") that hold residual interests in real estate mortgage investment  conduits  ("REMICs");  or
(2)  shares in a Fund constitute debt-financed property in the hands of the tax-
exempt  shareholder  within the meaning of Code Section 514(b).  If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year.

The foregoing is only  a  summary  of  some  of the important federal income tax considerations generally affecting purchases of  Shares of a Fund. No attempt is made to present a detailed explanation of the federal  income  tax  treatment of each  Fund  or  its  shareholders,  and  this  discussion  is not intended as  a substitute for careful tax planning. Accordingly, investors are urged to consult their tax advisors with specific reference to their own tax situation.

STATE TAXATION

Florida. Florida currently does not impose an income tax on  individuals.  Thus, individual  shareholders  of  the Florida Tax-Free Money Fund are not subject to any Florida state or local income  taxes  on  distributions  received  from  the
Florida  Tax-Free  Money  Fund,  and as noted below are no longer subject to the state intangibles tax.

On July 27, 2006, the Florida  state  intangibles tax was repealed, effective as of January 1, 2007.  The Florida state  intangibles  tax was, subject to certain exceptions or exemptions, an annual tax based on the market value, as of January
1,  of  intangible  personal  property owned, managed or controlled  by  Florida residents or persons doing business  in  Florida.  The legislation repealing the
Florida state intangibles tax declared it to be the Florida legislature's intent to assess and collect all annual intangible  personal  property  taxes  due  for
calendar  year  2006 and prior years.   As a result of the repeal of the Florida
state intangibles  tax,  the  Fund's investment portfolio will not be subject to the Florida state intangibles tax  starting  in  2007.  Shareholders of the Fund should consult their tax advisors regarding the consequences  that the repeal of the  Florida  state  intangibles  tax  will  have  on their taxes and  financial condition.

In a majority of states that have an income tax, dividends paid by a mutual fund attributable to investments in a particular state's  municipal  obligations  are exempt  from  both federal and such state's income tax. If Florida were to adopt an income tax in  the  future,  and  assuming  that  its  income tax policy with respect to mutual funds investing in Florida state and local  municipal  obliga-
tions would be similar to the general tax policy of other states, dividends paid by  the  Fund  would  be  exempt from Florida state income tax. A constitutional amendment approved by referendum  would  be  required  before  an individual tax could be imposed.

Shareholders  of  the  Florida  Tax-Free  Money  Fund  should consult their  tax advisors about other state and local tax consequences of  their  investments  in the Florida Tax-Free Money Fund.

Michigan. Under existing Michigan laws, distributions made by the Michigan
Tax-Free Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the
Code and represent: (i) income and dividends from obligations of Michigan, which obligations are excluded from federal adjusted gross income; or (ii) income from obligations of the United States government which Michigan is prohibited by law from subjecting to a net income tax.

Distributions by the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations that would be exempt if owned directly by the shareholder, such as obligations of
Michigan and the United States government.

Certain municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Fund are exempt from federal regular income taxes, such dividends also will be exempt from
Michigan municipal income taxes.

Shareholders  of  the  Michigan  Tax-Free Fund should consult their tax advisors about  other  state  and local tax consequences  of  their  investments  in  the
Michigan Tax-Free Fund.

Ohio. Under current Ohio  law,  individuals and estates that are subject to Ohio personal income tax or municipal  or  school  district income taxes in Ohio will not be subject to such taxes on distributions with respect to Shares of the Ohio
Municipal Money Market Fund or the Ohio Tax-Free  Fund  (Distributions)  to  the
extent  that  such  Distributions  are  properly  attributable  to  interest  on obligations of the State of Ohio, political or governmental subdivisions thereof as  defined  in  Section  5709.76(D)(10)  of  the  Ohio  Revised Code, nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a
subdivision   or  agencies  or  instrumentalities  of  Ohio  or  its   political
subdivisions (Ohio  Obligations).  Corporations  that  are  subject  to the Ohio corporation  franchise  tax will not have to include Distributions in their  tax base for purposes of calculating  the  Ohio  corporation  franchise  on  the net
income   basis   to   the  extent  that  such  Distributions  either  constitute exempt-interest dividends  for  federal  income  tax  purposes  or  are properly attributable  to  interest  on  Ohio  Obligations.  However, Shares of the  Ohio
Municipal Money Market Fund and the Ohio Tax Free Fund  will  be  included  in a corporation's  tax  base  for  purposes  of  calculating  the  Ohio  corporation franchise tax on the net worth basis.

Distributions  that  consist of interest on obligations of the United States  or
its  territories  or  possessions   or   of   any   authority,   commission,  or
instrumentality of the United States ("Territorial Obligations") the interest on which is exempt from state income taxes under the laws of the United  States are exempt  from  the  Ohio  personal  income tax, and municipal and school district income taxes in Ohio. In addition, net  interest  on  Territorial Obligations is excluded from the net income base of the Ohio corporation  franchise  tax to the extent  such  interest  is  excluded  from  gross  income for federal income tax purposes.

Distributions properly attributable to profit on the  sale,  exchange  or  other disposition  of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal  or  school  district  income  taxes  in  Ohio and will not be included  in  the  net  income  base  of  the  Ohio  corporation franchise  tax.
Distributions attributable to other sources generally  will  not  be exempt from the Ohio personal income tax, municipal or school district income taxes  in Ohio or the net income base of the Ohio corporation franchise tax.

The  Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the  Ohio personal income tax or school district or municipal income taxes in
Ohio. The  Ohio  Municipal  Money Market Fund and the Ohio Tax-Free Fund are not
subject to the Ohio corporation franchise tax or the Ohio dealers in intangibles tax, provided that, if there is a sufficient nexus between the State of Ohio and such entity that would enable  the  State  to  tax  such entity, the Fund timely files the annual report required by Section 5733.09 of  the  Ohio  Revised Code.
The Ohio Tax Commissioner has waived this annual filing requirement for each tax year since 1990, the first tax year to which such requirement applied.

This discussion of Ohio taxes assumes that the Ohio Municipal Money  Market Fund and  the  Ohio  Tax-Free  Fund  will  each  continue  to  qualify as a regulated investment  company under the Code and that at all times at  least  50%  of  the value of the  total  assets of each of the Funds consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Shareholders of the Ohio  Municipal Money Market Fund and the Ohio Tax-Free Fund
should consult their tax advisors  about  other state and local tax consequences of  their investments in the Ohio Municipal  Money  Market  Fund  and  the  Ohio
Tax-Free Fund.

DIVIDENDS AND DISTRIBUTIONS

MONEY MARKET FUNDS

The net  investment  income of each class of Shares of each Money Market Fund is determined as of 4:00  p.m.  (Eastern  Time)  each  Business Day. All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close  of  business  and prior to the determination of NAV. However, if you purchase Shares by check, ACH  or SIP, you  will begin earning dividends on the next business day after your order  has been received  by the Trust. Unless the Business Day before a weekend or holiday is the last day  of an accounting period, the dividend declared on that day will
include  an  amount   in  respect  of  the  Fund's  income  for  the  subsequent non-business day or days.  No  daily  dividend  will  include  any amount of net income  in  respect  of  a  subsequent  semiannual accounting period.  Dividends declared during any month will be invested  as  of  the close of business on the last  calendar  day  of  that month (or the next Business  Day  after  the  last calendar  day  of the month  if  the  last  calendar  day  of  the  month  is  a non-business day)  in additional Shares of the same class of the Fund at the NAV per Share, normally  $1.00,  determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

Net income of a class of Shares  of a Money Market Fund consists of all interest income accrued on portfolio assets  less  all expenses of the Fund and the class and amortized market premium. Amortized market  discount is included in interest income. None of the Money Market Funds anticipates that it will normally realize any long-term capital gains with respect to its portfolio securities.

Normally each class of Shares of the Money Market Funds will have a positive net income at the time of each determination thereof.  Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of a class or classes of Shares of a Money Market Fund  determined at any time is a negative  amount,  the NAV per Share of such class or classes  will  be  reduced below $1.00 unless one  or  more of the following steps, for which the  Trustees have authority, are taken: (1) reduce the number of Shares in each shareholder's account of the applicable class  or  classes,  (2) offset each shareholder's pro rata portion of negative net income against the  shareholder's  accrued dividend account  or  against  future  dividends with regard to the applicable  class  or classes, or (3) combine these methods  in  order  to  seek to obtain the NAV per
Share of the applicable class or classes at $1.00. The  Trustees may endeavor to restore  a  Fund's NAV per Share to $1.00 by not declaring  dividends  from  net income on subsequent  days  until  restoration, with the result that the NAV per
Share will increase to the extent of  positive  net income which is not declared as a dividend.

Should a Money Market Fund incur or anticipate, with  respect  to its portfolio, any  unusual  or  unexpected  significant  expense  or  loss which would  affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy  described  above or  to  revise  it  in  light  of  the then prevailing circumstances in order to ameliorate, to the extent possible,  the disproportionate effect of such expense or loss on then existing shareholders.  Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the
Shares are held and receiving upon redemption  a price per Share lower than that which was paid.

OTHER FUNDS

Each  of  the  Funds,  other  than  the  Money Market Funds,  will  declare  and distribute dividends from net investment income of each class of Shares, if any, and will distribute its net realized capital  gains,  with  respective  to  each class of Shares, if any, at least annually.

                            PERFORMANCE INFORMATION

From  time to time the Trust may advertise the performance of one or more of the
Funds.  All  data  is  based on past performance and is not intended to indicate future results. Performance  of Trust Shares, as compared to Investment A Shares or Investment B Shares, will normally  be higher because Investment A Shares and
Investment B Shares are subject to distribution (12b-1) fees.

MONEY MARKET FUNDS

Generally,  the  Money  Market  Funds  will advertise  7-day  yields  and  7-day effective yields. In addition, the Ohio  Municipal  Money  Market  Fund  and the
Florida Tax-Free Money Fund may also advertise tax-equivalent yields.

The  yield  for  each  class  of  Shares  of  a Money Market Fund is computed by determining the percentage net change, excluding  capital changes and any income other  than  investment  income,  in  the  value of a hypothetical  pre-existing account  having  a  balance  of  one  Share  at the  beginning  of  the  period, subtracting a charge reflecting any deductions  from  shareholder  accounts, and dividing the difference by the value of the account at the beginning of the base period  to  obtain the base period return, and then multiplying the base  period return by 365/7 (or approximately 52 weeks).

The effective  yield for each class of Shares of a Fund represents a compounding of the base period  return  by  adding  1,  raising  the sum to a power equal to
365/7, and subtracting 1 from the result, according to the following formula:

             Effective Yield = [(Base Period Return +1) 365/7 ] -1

Tax-equivalent yield is computed by dividing the portion  of a Fund's yield that is  tax-exempt by 1 minus a stated income tax rate and adding  the  quotient  to that portion, if any, of the Fund's yield that is not tax-exempt.

Based on the 7-day period ended December 31, 2006 (the "base period"), the yield and effective  yield  of the Trust Shares of each of the Money Market Funds were as follows:

      FUND-TRUST SHARES                                     YIELD   EFFECTIVE YIELD

      Florida Tax-Free Money Fund......................      2.88%         2.93%
      Money Market Fund................................      4.42%         4.51%
      Ohio Municipal Money Market Fund.................      2.95%         3.00%
      U.S. Treasury Money Market Fund..................      4.26%         4.35%

Based on the 7-day period ended December 31, 2006 (the "base period"), the yield and effective yield of  the  Investment  A,  B and Interfund Shares of the Money
Market Funds listed below were as follows:

      FUND-INVESTMENT A SHARES                                YIELDEFFECTIVE
YIELD

      Florida Tax-Free Money Fund......................        2.63%       2.67%
      Money Market Fund................................        4.17%       4.25%
      Ohio Municipal Money Market Fund.................        2.70%       2.74%
      U.S. Treasury Money Market Fund..................        4.01%       4.09%

      MONEY MARKET INVESTMENT B SHARES                        YIELDEFFECTIVE
YIELD

      Money Market Investment B Shares.................        3.67%       3.73%

      MONEY MARKET INTERFUND SHARES                           YIELDEFFECTIVE
      YIELD

      Money Market Interfund Shares....................        4.67%       4.78%

The tax-equivalent yield for Trust Shares of the Florida Tax-Free Money Fund for
the  7-day  period ended December 31, 2006, was 4.43% (assuming a 35.00% federal income tax bracket).

The tax-equivalent  yield  for Investment A Shares of the Florida Tax-Free Money
Fund for the 7-day period ended December 31, 2006, was 4.05% (assuming a 35.00%
federal income tax bracket).

The tax-equivalent yield for  Trust  Shares  of  the Ohio Municipal Money Market
Fund for the 7-day period ended December 31, 2006,  was 5.13% (assuming a 35.00%
federal income tax bracket and a 7.5% Ohio income tax bracket).

The  tax-equivalent yield for Investment A Shares of the  Ohio  Municipal  Money
Market  Fund for the 7-day period ended December 31, 2006, was 4.70% (assuming a
35.00% federal income tax bracket and a 7.5% Ohio income tax bracket).

OTHER FUNDS

Generally,  the  Equity  and  Income  Funds  will advertise average annual total returns. In addition, the Ohio Tax-Free Fund and  the Michigan Tax-Free Fund may
advertise thirty-day tax-equivalent yields.

                                         ERV 1
                        Average Annual Return = ( ) n - 1
                                          P

In  accordance with SEC guidelines, the average annual  total  return  for  each class  of  Shares  is calculated according to the following formula: where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

In accordance with SEC  guidelines,  the  yield  for  each class of Shares of an
Equity  or  Income  Fund is computed by dividing the net investment  income  per
Share earned during the  period  by  the maximum offering price per Share on the last day of the period, according to the following formula:

                                         a - b
                           Yield = 2[ (      +1 ) (6) +1]
                                          cd

Where a = dividends and interest earned  during the period; b = expenses accrued for the period (net of reimbursements); c  =  the average daily number of shares outstanding during the period that were entitled  to  receive dividends; and d =
the maximum offering price per share on the last day of the period.

In accordance with SEC guidelines, the tax-equivalent yield  for  each  class of the  Equity  and  Income  Funds is computed by dividing the portion of the yield that is tax-exempt by 1 minus  a  stated income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.

The average annual total returns for Investment A Shares and Investment B Shares of each of the following Funds (including  the effect of the currently effective maximum sales load) for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 2006, were as follows:

                                              FISCAL YEAR ENDED      FIVE YEARS ENDED      TEN YEARS ENDED      INCEPTION THROUGH
                                                  12/31/2006            12/31/2006            12/31/2006            12/31/2006
FUND INVESTMENT A SHARES

DIVIDEND CAPTURE FUND
  Before Taxes                                      9.11%                  8.81%                 N/A                 8.78%(1)
  After Taxes on Distributions                      7.10%                  7.14%                 N/A                 6.93%(1)
  After  Taxes on Distributions and Sale of         6.72%                  6.90%                 N/A                 6.71%(1)
  Shares
GROWTH FUND
  Before Taxes                                      1.89%                  0.41%                4.72%                7.22%(2)
  After Taxes on Distributions                     (0.16)%                (0.21)%               3.83%                6.13%(2)
  After Taxes  on Distributions and Sale of         3.88%                  0.34%                3.88%                5.95%(2)
  Shares
INCOME EQUITY FUND
  Before Taxes                                      4.66%                  5.02%                6.09%                7.66%(3)
  After Taxes on Distributions                      3.00%                  3.59%                4.58%                6.15%(3)
  After Taxes on  Distributions and Sale of                                3.98%                4.65%                6.00%(3)
  Shares                                            5.20%
INTERNATIONAL EQUITY FUND
  Before Taxes                                      19.47%                13.73%                 N/A                 6.69%(1)
  After Taxes on Distributions                      18.31%                13.38%                 N/A                 6.40%(1)
  After Taxes on Distributions  and Sale of         14.42%                12.05%                 N/A                 5.80%(1)
  Shares
MACRO 100 FUND
  Before Taxes                                      0.40%                   N/A                  N/A                 6.23%(4)
  After Taxes on Distributions                     (0.11)%                  N/A                  N/A                 5.80%(4)
  After Taxes on Distributions and  Sale of         0.45%                   N/A                  N/A                 5.24%(4)
  Shares
MID CORP AMERICA FUND
  Before Taxes                                      1.65%                  8.44%                 N/A                 7.91%(1)
  After Taxes on Distributions                      1.38%                  8.38%                 N/A                 7.83%(1)
  After Taxes on Distributions and Sale  of         1.43%                  7.33%                 N/A                 6.88%(1)
  Shares
NEW ECONOMY FUND
  Before Taxes                                      2.70%                 10.09%                 N/A                 8.83%(1)
  After Taxes on Distributions                      1.49%                  9.79%                 N/A                 8.56%(1)
  After  Taxes on Distributions and Sale of                                8.80%                 N/A                 7.70%(1)
  Shares                                            3.36%
REAL STRATEGIES FUND
  Before Taxes                                       N/A                    N/A                  N/A                 N/A(10)
  After Taxes on Distributions                       N/A                    N/A                  N/A                 N/A(10)
  After Taxes  on Distributions and Sale of          N/A                    N/A                  N/A                 N/A(10)
  Shares
ROTATING MARKETS FUND
  Before Taxes                                      12.36%                 7.45%                 N/A                 4.53%(5)
  After Taxes on Distributions                      11.99%                 7.36%                 N/A                 4.44%(5)
  After Taxes on  Distributions and Sale of         8.53%                  6.46%                 N/A
  Shares                                                                                                             3.90%(5)

                                              FISCAL YEAR ENDED      FIVE YEARS ENDED      TEN YEARS ENDED      INCEPTION THROUGH
                                                  12/31/2006            12/31/2006            12/31/2006            12/31/2006
FUND INVESTMENT A SHARES

SITUS SMALL CAP FUND
  Before Taxes                                      4.17%                   N/A                  N/A                18.97%(6)
  After Taxes on Distributions                      3.30%                   N/A                  N/A                18.52%(6)
  After Taxes on Distributions  and Sale of         3.86%                   N/A                  N/A                16.68%(6)
  Shares
FIXED INCOME SECURITIES FUND
  Before Taxes                                     (1.40)%                 2.87%                4.42%                5.49%(2)
  After Taxes on Distributions                     (2.63)%                 1.50%                2.51%                3.36%(2)
  After Taxes on Distributions and  Sale of                                1.64%                2.58%                3.38%(2)
  Shares                                           (0.94)%
INTERMEDIATE GOVERNMENT INCOME FUND
  Before Taxes                                     (1.63)%                 2.36%                4.25%                4.85%(7)
  After Taxes on Distributions                     (2.85)%                 1.05%                2.52%                2.93%(7)
  After Taxes on Distributions and Sale  of        (1.07)%                 1.24%                2.55%                2.95%(7)
  Shares
MICHIGAN TAX-FREE FUND
  Before Taxes                                     (2.61)%                 1.93%                3.13%                4.13%(7)
  After Taxes on Distributions                     (2.62)%                 1.88%                3.05%                4.07%(7)
  After  Taxes on Distributions and Sale of        (0.92)%                 1.99%                3.13%                4.07%(7)
  Shares
MORTGAGE SECURITIES FUND
  Before Taxes                                      0.77%                  4.37%                5.46%                5.53%(8)
  After Taxes on Distributions                     (0.52)%                 3.05%                3.62%                2.99%(8)
  After Taxes  on Distributions and Sale of         0.60%                  2.95%                3.52%                3.06%(8)
  Shares
OHIO TAX-FREE FUND
  Before Taxes                                     (2.56)%                 2.03%                3.05%                3.87%(2)
  After Taxes on Distributions                     (2.56)%                 1.94%                2.98%                3.82%(2)
  After Taxes on  Distributions and Sale of        (0.81)%                 2.10%                3.07%                3.85%(2)
  Shares
SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
  Before Taxes                                      1.90%                  2.13%                3.84%                5.19%(9)
  After Taxes on Distributions                      0.88%                  1.04%                2.10%                3.11%(9)
  After Taxes on Distributions  and Sale of         1.22%                  1.16%                2.18%                3.18%(9)
  Shares

(1)   Since March 1, 2001.
(2)   Since May 1, 1991.
(3)   Performance shown represents  combined  performance  of  the  Trust Shares class  from  July  3,  1989  to May 14, 1997 (adjusted to reflect expenses associated with Investment A Shares)  and  the  Investment  A Shares class since its May 14, 1997 inception.
(4)   Since April 30, 2004.
(5)   Since May 1, 2001.
(6)   Since September 30, 2002.
(7)   Performance shown includes the applicable predecessor FMB Fund,  effective
      April  13,  1998.  Performance  shown since inception date of December  2,
      1991.
(8)   Since June 2, 1992.
(9)   Performance shown represents combined  performance  of  the  Trust  Shares class  from  July  3,  1989  to  May 9, 2003 (adjusted to reflect expenses associated with Investment A Shares)  and  the  Investment  A Shares class since its May 9, 2003 inception.
(10)  Since May 1, 2007.

                                     - 16 -

                                              FISCAL YEAR ENDED      FIVE YEARS ENDED      TEN YEARS ENDED      INCEPTION THROUGH
                                                  12/31/2006            12/31/2006            12/31/2006            12/31/2006
FUND INVESTMENT B SHARES

DIVIDEND CAPTURE FUND
  Before Taxes                                      10.21%                 9.28%                 N/A                 9.21%(1)
  After Taxes on Distributions                      8.23%                  7.70%                 N/A                 7.48%(1)
  After  Taxes on Distributions and Sale of         7.45%                  7.37%                 N/A                 7.16%(1)
  Shares
GROWTH FUND+
  Before Taxes                                      2.91%                  0.77%                4.71%                6.93%(2)
  After Taxes on Distributions                      0.67%                  0.12%                3.84%                5.85%(2)
  After Taxes  on Distributions and Sale of         4.81%                  0.65%                3.91%                5.71%(2)
  Shares
INCOME EQUITY FUND +
  Before Taxes                                      5.55%                  5.46%                6.16%                7.47%(3)
  After Taxes on Distributions                      3.87%                  4.09%                4.74%                6.01%(3)
  After Taxes on  Distributions and Sale of         5.82%                  4.39%                4.76%                5.86%(3)
  Shares
INTERNATIONAL EQUITY FUND
  Before Taxes                                      21.09%                14.26%                 N/A                 7.13%(1)
  After Taxes on Distributions                      19.91%                13.94%                 N/A                 6.86%(1)
  After Taxes on Distributions  and Sale of         15.52%                15.54%                 N/A                 6.19%(1)
  Shares
MACRO 100 FUND
  Before Taxes                                      1.05%                   N/A                  N/A                 7.14%(4)
  After Taxes on Distributions                      0.51%                   N/A                  N/A                 6.70%(4)
  After Taxes on Distributions and  Sale of         0.89%                   N/A                  N/A                 6.02%(4)
  Shares
MID CORP AMERICA FUND
  Before Taxes                                      2.28%                  8.90%                 N/A                 8.36%(1)
  After Taxes on Distributions                      1.99%                  8.84%                 N/A                 8.29%(1)
  After Taxes on Distributions and Sale  of         1.87%                  7.74%                 N/A                 7.28%(1)
  Shares
NEW ECONOMY FUND
  Before Taxes                                      3.35%                 10.60%                 N/A                 9.24%(1)
  After Taxes on Distributions                      2.04%                 10.29%                 N/A                 8.97%(1)
  After  Taxes on Distributions and Sale of         3.92%                  9.25%                 N/A                 8.07%(1)
  Shares
REAL STRATEGIES FUND
  Before Taxes                                       N/A                    N/A                  N/A                  N/A(8)
  After Taxes on Distributions                       N/A                    N/A                  N/A                  N/A(8)
  After Taxes  on Distributions and Sale of          N/A                    N/A                  N/A                  N/A(8)
  Shares
ROTATING MARKETS FUND
  Before Taxes                                      13.60%                 7.91%                 N/A                 4.96%(9)
  After Taxes on Distributions                      13.21%                 7.81%                 N/A                 4.87%(9)
  After Taxes on  Distributions and Sale of         9.36%                  6.86%                 N/A                 4.28%(9)
  Shares
SITUS SMALL CAP FUND
  Before Taxes                                      4.93%                   N/A                  N/A                19.78%(5)
  After Taxes on Distributions                      3.99%                   N/A                  N/A                19.31%(5)
  After Taxes on Distributions  and Sale of         4.44%                   N/A                  N/A                17.41%(5)
  Shares
FIXED INCOME SECURITIES FUND+
  Before Taxes                                     (1.97)%                 3.01%                4.27%                5.08%(2)
  After Taxes on Distributions                     (3.07)%                 1.80%                2.49%                3.03%(2)
  After Taxes on Distributions and  Sale of        (1.30)%                 1.86%                2.54%                3.08%(2)
  Shares

                                              FISCAL YEAR ENDED     FIVE YEARS ENDED     TEN YEARS ENDED     INCEPTION THROUGH
                                                 12/31/2006            12/31/2006          12/31/2006           12/31/2006
FUND INVESTMENT B SHARES

INTERMEDIATE GOVERNMENT INCOME FUND++
  Before Taxes                                     (2.14)%               2.50%                4.25%              4.67%(6)
  After Taxes on Distributions                     (3.25)%               1.30%                2.58%              2.80%(6)
  After Taxes on Distributions and Sale  of        (1.40)%               1.43%                2.60%              2.83%(6)
  Shares
MICHIGAN TAX-FREE FUND+++
  Before Taxes                                     (3.23)%               2.04%                3.12%              3.94%(6)
  After Taxes on Distributions                     (3.23)%               1.99%                3.03%              3.89%(6)
  After  Taxes on Distributions and Sale of        (1.45)%               2.04%                3.10%              3.90%(6)
  Shares
MORTGAGE SECURITIES FUND++++
  Before Taxes                                      0.33%                4.53%                5.44%              5.35%(7)
  After Taxes on Distributions                     (0.83)%               3.29%                3.65%              2.85%(7)
  After Taxes  on Distributions and Sale of         0.32%                3.15%                3.54%              2.95%(7)
  Shares
OHIO TAX-FREE FUND+++++
  Before Taxes                                     (3.20)%               2.14%                3.03%              3.67%(2)
  After Taxes on Distributions                     (3.21)%               2.05%                2.96%              3.63%(2)
  After Taxes on  Distributions and Sale of        (1.36)%               2.15%                3.04%              3.67%(2)
  Shares

(1)   Since March 1, 2001.
(2)   Since May 1, 1991.
(3)   Since July 3, 1989.
(4)   Since April 30, 2004.
(5)   Since September 30, 2002.
(6)   Since December 2, 1991.
(7)   Since June 2, 1992.
(8)   Since May 1, 2007.
(9)   Since May 1,  2007.   Prior  to  May  1,  2007  (the  inception  date  for
      Investment  B Shares), performance for Investment B Shares is based on the performance of  Investment  A Shares, adjusted for the Investment B Shares
      12b-1 fees and CDSC.

+ Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares includes performance  of  Investment  A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

++  Prior  to  May  12,  2003  (the  inception  date  for  Investment B Shares), performance  for  Investment  B  Shares  includes  performance of  Investment  A
Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

+++  Prior  to  May  19,  2003 (the inception date  for  Investment  B  Shares),
performance for Investment  B  Shares  includes   performance  of  Investment  A
Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

++++  Prior  to  May  13,  2003  (the  inception  date for Investment B Shares), performance  for  Investment  B  Shares includes  performance  of  Investment  A
Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

+++++  Prior  to  May 2, 2003 (the inception  date  for  Investment  B  Shares),
performance for Investment  B  Shares  includes   performance  of  Investment  A
Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

The average annual total returns for Trust Shares of each of the following Funds for  the  one-year,  five-year  and  ten-year  periods  and  for the life of the respective Fund through December 31, 2006, were as follows:

                                              FISCAL YEAR ENDED      FIVE YEARS ENDED      TEN YEARS ENDED      INCEPTION THROUGH
                                                  12/31/2006            12/31/2006            12/31/2006            12/31/2006
FUND TRUST SHARES

DIVIDEND CAPTURE FUND
  Before Taxes                                      16.03%                10.39%                 N/A                10.15%(1)
  After Taxes on Distributions                      13.82%                 8.62%                 N/A                 8.21%(1)
  After  Taxes on Distributions and Sale of         11.28%                 8.25%                 N/A                 7.88%(1)
  Shares
GROWTH FUND
  Before Taxes                                      8.36%                  1.85%                5.61%                8.23%(2)
  After Taxes on Distributions                      6.18%                  1.22%                4.71%                7.13%(2)
  After Taxes  on Distributions and Sale of         8.26%                  1.57%                4.68%                6.89%(2)
  Shares
INCOME EQUITY FUND
  Before Taxes                                      11.36%                 6.54%                6.98%                8.29%(2)
  After Taxes on Distributions                      9.56%                  5.03%                5.39%                6.73%(2)
  After Taxes on  Distributions and Sale of         9.75%                  5.28%                5.40%                6.56%(2)
  Shares
INTERNATIONAL EQUITY FUND
  Before Taxes                                      27.04%                15.36%                 N/A                 8.05%(1)
  After Taxes on Distributions                      25.79%                14.98%                 N/A                 7.73%(1)
  After Taxes on Distributions  and Sale of         19.47%                13.52%                 N/A                 6.99%(1)
  Shares
MACRO 100 FUND
  Before Taxes                                      6.79%                   N/A                  N/A                 8.90%(3)
  After Taxes on Distributions                      6.25%                   N/A                  N/A                 8.46%(3)
  After Taxes on Distributions and  Sale of         4.61%                   N/A                  N/A                 7.55%(3)
  Shares
MID CORP AMERICA FUND
  Before Taxes                                      8.09%                 10.01%                 N/A                 9.32%(1)
  After Taxes on Distributions                      7.81%                  9.95%                 N/A                 9.24%(1)
  After Taxes on Distributions and Sale  of         5.64%                  8.73%                 N/A                 8.13%(1)
  Shares
NEW ECONOMY FUND
  Before Taxes                                      9.18%                 11.71%                 N/A                10.20%(1)
  After Taxes on Distributions                      7.91%                 11.41%                 N/A                 9.93%(1)
  After  Taxes on Distributions and Sale of         7.65%                 10.24%                 N/A                 8.93%(1)
  Shares
REAL STRATEGIES FUND
  Before Taxes                                       N/A                    N/A                  N/A                  N/A(9)
  After Taxes on Distributions                       N/A                    N/A                  N/A                  N/A(9)
  After Taxes  on Distributions and Sale of          N/A                    N/A                  N/A                  N/A(9)
  Shares
ROTATING MARKETS FUND
  Before Taxes                                      19.56%                 9.00%                 N/A                 5.89%(4)
  After Taxes on Distributions                      19.13%                 8.88%                 N/A                 5.79%(4)
  After Taxes on  Distributions and Sale of         13.28%                 7.82%                 N/A                 5.09%(4)
  Shares
SITUS SMALL CAP FUND
  Before Taxes                                      10.73%                  N/A                  N/A                20.93%(5)
  After Taxes on Distributions                      9.81%                   N/A                  N/A                20.48%(5)
  After Taxes on Distributions  and Sale of         8.18%                   N/A                  N/A                18.45%(5)
  Shares
FIXED INCOME SECURITIES FUND
  Before Taxes                                      3.74%                  4.14%                5.19%                6.26%(2)
  After Taxes on Distributions                      2.36%                  2.66%                3.17%                4.03%(2)
  After Taxes on Distributions and  Sale of         2.40%                  2.67%                3.18%                4.02%(2)
  Shares

                                              FISCAL YEAR ENDED      FIVE YEARS ENDED      TEN YEARS ENDED      INCEPTION THROUGH
                                                  12/31/2006            12/31/2006            12/31/2006            12/31/2006
FUND TRUST SHARES

INTERMEDIATE GOVERNMENT INCOME FUND
  Before Taxes                                      3.51%                  3.62%                5.03%                5.39%(6)
  After Taxes on Distributions                      2.13%                  2.20%                3.18%                3.39%(6)
  After Taxes on Distributions and Sale  of         2.26%                  2.26%                3.16%                3.37%(6)
  Shares
MICHIGAN TAX-FREE FUND
  Before Taxes                                      2.52%                  3.18%                3.89%                4.66%(6)
  After Taxes on Distributions                      2.52%                  3.13%                3.81%                4.60%(6)
  After  Taxes on Distributions and Sale of         2.55%                  3.11%                3.83%                4.57%(6)
  Shares
MORTGAGE SECURITIES FUND
  Before Taxes                                      6.06%                  5.68%                6.24%                6.12%(7)
  After Taxes on Distributions                      4.60%                  4.23%                4.28%                3.47%(7)
  After Taxes  on Distributions and Sale of         4.04%                  4.01%                4.13%                3.51%(7)
  Shares
OHIO TAX-FREE FUND
  Before Taxes                                      2.59%                  3.28%                3.81%                4.78%(8)
  After Taxes on Distributions                      2.59%                  3.20%                3.74%                4.74%(8)
  After Taxes on  Distributions and Sale of         2.67%                  3.23%                3.78%                4.73%(8)
  Shares
SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
  Before Taxes                                      3.70%                  2.67%                4.24%                5.54%(2)
  After Taxes on Distributions                      2.58%                  1.50%                2.46%                3.43%(2)
  After Taxes on Distributions  and Sale of         2.39%                  1.58%                2.51%                3.46%(2)
  Shares

(1)   Since March 1, 2001.
(2)   Since July 3, 1989.
(3)   Since April 30, 2004.
(4)   Since May 1, 2001.
(5)   Since September 30, 2002.
(6)   Performance shown includes the applicable predecessor FMB Fund, effective
      March 13, 1998.  Performance shown since inception date of December 2,
      1991.
(7)   Since June 2, 1992.
(8)   Since October 18, 1988.
(9)   Since May 1, 2007.

The tax-equivalent yield for the Investment A Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2006, was 4.74% (assuming a 35.00%
federal income tax bracket and a 7.5% Ohio income tax bracket).

The tax-equivalent yield for Investment A Shares of the Michigan Tax-Free Fund for the thirty-day period ended December 31, 2006, was 3.67% (assuming a 35.00%
federal income tax bracket and a 4.2% Michigan income tax bracket).

The tax-equivalent yield for the Trust Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2006, was 5.20% (assuming a 35.00% federal income tax bracket and a 7.5% Ohio income tax bracket).

The tax-equivalent yield for the Trust Shares of the Michigan Tax-Free Fund for the thirty-day period ended December 31, 2006, was 4.11% (assuming a 35.00%
federal income tax bracket and a 4.2% Michigan income tax bracket).

                             TAX-EQUIVALENCY TABLES

            OHIO TAX-FREE FUND AND OHIO MUNICIPAL MONEY MARKET FUND

The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund, with respect to each class of Shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned  on tax-exempt securities in either Fund's portfolio generally remains free from federal  regular  income  tax  and is free from Ohio personal income taxes. The tables below provide tax-equivalent  yields for  selected tax-exempt yields. Some portion of either Fund's income may result in liability under the federal AMT and may be subject to state and local taxes.
                                STATE OF OHIO
                             TAX EQUIVALENCY TABLE

                         TAXABLE YIELD EQUIVALENT FOR 2007 STATE OF OHIO

TAX BRACKET:
FEDERAL                       10.00%      15.00%      25.00%      28.00%       33.00%       35.00%
COMBINED FEDERAL
& STATE                      13.247%     18.895%     30.194%     34.031%      39.555%      41.555%
Single Return:                    $0 -    $7,826 -   $31,851 -   $77,101 -   $160,851 -       Over
                               7,825      31,850      77,100     160,850      349,700     $349,700
TAX-EXEMPT YIELD                                 TAXABLE YIELD EQUIVALENT
0.50%                          0.58%       0.62%       0.72%       0.76%        0.83%        0.86%
1.00%                          1.15%       1.23%       1.43%       1.52%        1.65%        1.71%
1.50%                          1.73%       1.85%       2.15%       2.27%        2.48%        2.57%
2.00%                          2.31%       2.47%       2.87%       3.03%        3.31%        3.42%
2.50%                          2.88%       3.08%       3.58%       3.79%        4.14%        4.28%
3.00%                          3.46%       3.70%       4.30%       4.55%        4.96%        5.13%
3.50%                          4.03%       4.32%       5.01%       5.31%        5.79%        5.99%
4.00%                          4.61%       4.93%       5.73%       6.06%        6.62%        6.84%
4.50%                          5.19%       5.55%       6.45%       6.82%        7.44%        7.70%
5.00%                          5.76%       6.16%       7.16%       7.58%        8.27%        8.56%
5.50%                          6.34%       6.78%       7.88%       8.34%        9.10%        9.41%
6.00%                          6.92%       7.40%       8.60%       9.10%        9.93%       10.27%
6.50%                          7.49%       8.01%       9.31%       9.85%       10.75%       11.12%
7.00%                          8.07%       8.63%      10.03%      10.61%       11.58%       11.98%
7.50%                          8.65%       9.25%      10.74%      11.37%       12.41%       12.83%
8.00%                          9.22%       9.86%      11.46%      12.13%       13.24%       13.69%
8.50%                          9.80%      10.48%      12.18%      12.88%       14.06%       14.54%
9.00%                         10.37%      11.10%      12.89%      13.64%       14.89%       15.40%

Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                             TAX EQUIVALENCY TABLE

                         TAXABLE YIELD EQUIVALENT FOR 2007 STATE OF OHIO

TAX BRACKET:
FEDERAL                    10.00%      15.00%       25.00%       28.00%       33.00%       35.00%
COMBINED FEDERAL
& STATE                   13.895%     19.546%      31.031%      34.555%      39.555%      41.555%
Joint Return:                  $0 -   $15,651 -    $63,701 -   $128,501 -   $195,851 -       Over
                           15,650      63,700      128,500      195,850      349,700     $349,700
TAX-EXEMPT YIELD                               TAXABLE YIELD EQUIVALENT
0.50%                       0.58%           0.62%    0.72%        0.76%        0.83%        0.86%
1.00%                       1.16%           1.24%    1.45%        1.53%        1.65%        1.71%
1.50%                       1.74%           1.86%    2.17%        2.29%        2.48%        2.57%
2.00%                       2.32%           2.49%    2.90%        3.06%        3.31%        3.42%
2.50%                       2.90%           3.11%    3.62%        3.82%        4.14%        4.28%
3.00%                       3.48%           3.73%    4.35%        4.58%        4.96%        5.13%
3.50%                       4.06%           4.35%    5.07%        5.35%        5.79%        5.99%
4.00%                       4.65%           4.97%    5.80%        6.11%        6.62%        6.84%
4.50%                       5.23%           5.59%    6.52%        6.88%        7.44%        7.70%
5.00%                       5.81%           6.21%    7.25%        7.64%        8.27%        8.56%
5.50%                       6.39%           6.84%    7.97%        8.40%        9.10%        9.41%
6.00%                       6.97%           7.46%    8.70%        9.17%        9.93%       10.27%
6.50%                       7.55%           8.08%    9.42%        9.93%       10.75%       11.12%
7.00%                       8.13%           8.70%   10.15%       10.70%       11.58%       11.98%
7.50%                       8.71%           9.32%   10.87%       11.46%       12.41%       12.83%
8.00%                       9.29%           9.94%   11.60%       12.22%       13.24%       13.69%
8.50%                       9.87%          10.57%   12.32%       12.99%       14.06%       14.54%
9.00%                      10.45%          11.19%   13.05%       13.75%       14.89%       15.40%

Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The charts  above are for illustrative purposes only. They are not indicators of past or future performance.

*The income brackets  applicable  to  the state of Ohio do not correspond to the
Federal taxable income brackets. In addition, Ohio taxable income will likely be different than Federal taxable income because  it  is  computed  by reference to
Federal adjusted gross income (AGI) with specifically-defined Ohio modifications and  exemptions,  and  does  not  consider  many of the deductions allowed  from
Federal AGI in computing Federal taxable income.  No  other  state  tax credits, exemptions,  or  local  taxes  have  been taken into account in arriving at  the combined marginal tax rate. The income amount shown is income subject to federal income tax reduced by adjustments to income, exemptions, and itemized deductions
(including the deduction for state and  local  income  taxes).  If  the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required  to  equal  a  specified tax-exempt yield is at least as great as  that shown in the table. It is  assumed  that the investor is not subject to the AMT.
Where applicable, investors should consider  the  benefit  of  certain  itemized deductions  and  the  benefit of personal exemptions are limited in the case  of higher income individuals.

                             MICHIGAN TAX-FREE FUND
The Michigan Tax-Free Fund, with respect to each class of Shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax and is free from Michigan personal income taxes.
Some portion of this Fund's income may result in liability under the federal AMT and may be subject to state and local taxes. The table below provides tax-equivalent yields for selected tax-exempt yields.

                               STATE OF MICHIGAN
                             TAX EQUIVALENCY TABLE

                      TAXABLE YIELD EQUIVALENT FOR 2007 STATE OF MICHIGAN

TAX BRACKET:
FEDERAL                   10.00%      15.00%      25.00%       28.00%       33.00%       35.00%
COMBINED FEDERAL
& STATE                   13.90%      18.90%      28.90%       31.90%       36.90%       38.90%
Joint Return:                 $0 -   $15,651 -   $63,701 -   $128,501 -   $195,851 -       Over
                          15,650      63,700     128,500      195,850      349,700     $349,700
Single Return:                $0 -    $7,826 -   $31,851 -    $77,101 -   $160,851 -       Over
                           7,825      31,850      77,100      160,850      349,700     $349,700
TAX-EXEMPT YIELD                              TAXABLE YIELD EQUIVALENT
0.50%                      0.58%        062%       0.70%        0.73%        0.79%        0.82%
1.00%                      1.16%       1.23%       1.41%        1.47%        1.58%        1.64%
1.50%                      1.74%       1.85%       2.11%        2.20%        2.38%        2.45%
2.00%                      2.32%       2.47%       2.81%        2.94%        3.17%        3.27%
2.50%                      2.90%       3.08%       3.52%        3.67%        3.96%        4.09%
3.00%                      3.48%       3.70%       4.22%        4.41%        4.75%        4.91%
3.50%                      4.07%       4.32%       4.92%        5.14%        5.55%        5.73%
4.00%                      4.65%       4.93%       5.63%        5.87%        6.34%        6.55%
4.50%                      5.23%       5.55%       6.33%        6.61%        7.13%        7.36%
5.00%                      5.81%       6.17%       7.03%        7.34%        7.92%        8.18%
5.50%                      6.39%       6.78%       7.74%        8.08%        8.72%        9.00%
6.00%                      6.97%       7.40%       8.44%        8.81%        9.51%        9.82%
6.50%                      7.55%       8.01%       9.14%        9.54%       10.30%       10.64%
7.00%                      8.13%       8.63%       9.85%       10.28%       11.09%       11.46%
7.50%                      8.71%       9.25%      10.55%       11.01%       11.89%       12.27%
8.00%                      9.29%       9.86%      11.25%       11.75%       12.68%       13.09%
8.50%                      9.87%      10.48%      11.95%       12.48%       13.47%       13.91%
9.00%                     10.45%      11.10%      12.66%       13.22%       14.26%       14.73%

Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
     Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                              FLORIDA TAX-FREE MONEY FUND

The Florida Tax-Free Money  Fund,  with respect to each class of Shares offered, may  use  a  tax  equivalency table in advertising  and  sales  literature.  The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular  income  tax  and  is  often free from state and local taxes as well. However, some of the Fund's income  may be subject to the federal alternative  minimum  tax  and  state  and/or local taxes.  This  table  is  for illustrative  purposes  only  and  is  not  representative  of  past  or  future performance of the Fund.
                             TAX EQUIVALENCY TABLE

                 TAXABLE YIELD EQUIVALENT FOR 2007 MULTISTATE MUNICIPAL FUND

TAX BRACKET:
FEDERAL                  10.00%      15.00%      25.00%       28.00%       33.00%       35.00%
Joint Return:                $0 -   $15,651 -   $63,701 -   $128,501 -   $195,851 -       Over
                         15,650      63,700     128,500      195,850      349,700     $349,700
Single Return:               $0 -    $7,826 -   $31,851 -    $77,101 -   $160,851 -       Over
                          7,825      31,850      77,100      160,850      349,700     $349,700
TAX-EXEMPT YIELD                             TAXABLE YIELD EQUIVALENT
0.50%                    0.56%       0.59%        0.67%        0.69%        0.75%        0.77%
1.00%                    1.11%       1.18%        1.33%        1.39%        1.49%        1.54%
1.50%                    1.67%       1.76%        2.00%        2.08%        2.24%        2.31%
2.00%                    2.22%       2.35%        2.67%        2.78%        2.99%        3.08%
2.50%                    2.78%       2.94%        3.33%        3.47%        3.73%        3.85%
3.00%                    3.33%       3.53%        4.00%        4.17%        4.48%        4.62%
3.50%                    3.89%       4.12%        4.67%        4.86%        5.22%        5.38%
4.00%                    4.44%       4.71%        5.33%        5.56%        5.97%        6.15%
4.50%                    5.00%       5.29%        6.00%        6.25%        6.72%        6.92%
5.00%                    5.56%       5.88%        6.67%        6.94%        7.46%        7.69%
5.50%                    6.11%       6.47%        7.33%        7.64%        8.21%        8.46%
6.00%                    6.67%       7.06%        8.00%        8.33%        8.96%        9.23%
6.50%                    7.22%       7.65%        8.67%        9.03%        9.70%       10.00%
7.00%                    7.78%       8.24%        9.33%        9.72%       10.45%       10.77%
7.50%                    8.33%       8.82%       10.00%       10.42%       11.19%       11.54%
8.00%                    8.89%       9.41%       10.67%       11.11%       11.94%       12.31%
8.50%                    9.44%      10.00%       11.33%       11.81%       12.69%       13.08%
9.00%                   10.00%      10.59%       12.00%       12.50%       13.43%       13.85%
9.50%                   10.56%      11.18%       12.67%       13.19%       14.18%       14.62%
10.00%                  11.11%      11.76%       13.33%       13.89%       14.93%       15.38%
10.50%                  11.67%      12.35%       14.00%       14.58%       15.67%       16.15%
11.00%                  12.22%      12.94%       14.67%       15.28%       16.42%       16.92%

NOTE:  THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING
THE TAXABLE YIELD EQUIVALENT.

                              FINANCIAL STATEMENTS

The audited financial statements of the Funds for the fiscal year ended December
31,  2006, and the report of Ernst & Young LLP,  independent  registered  public accounting  firm,  are  incorporated  herein  by reference to the Trust's Annual
Report to Shareholders for the fiscal year ended  December  31,  2006, which has been previously sent to shareholders of each Fund pursuant to Section  30(d)  of the  1940  Act and previously filed with the SEC. A copy of the Annual Report to
Shareholders  may  be  obtained  without  charge  by  contacting  the Trust. The information for years or periods ended on or before December 31, 2003  has  been audited by another independent registered public accounting firm.

                                  INVESTMENT RATINGS

The  NRSROs  that  may  be  utilized  by  the  Funds  with  regard  to portfolio investments  for  the  Funds include Moody's, S&P, Fitch, and Thomson BankWatch,
Inc. (TBW). Set forth below  is  a  description  of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the  Funds and the description of each NRSRO's ratings is as of the date of this SAI, and may subsequently change.

MOODY'S LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

S&P LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

FITCH LONG-TERM DEBT RATING DEFINITIONS
AAA--HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

MOODY'S COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

MOODY'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

TBW SHORT-TERM DEBT RATINGS
TBW assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less. These ratings incorporate basically the same factors used for the BANKWATCH Issuer Ratings. There is one major difference, however: the Short-Term Debt Ratings put a greater emphasis on the likelihood of government support. TBW ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure. The probability of government intervention stems from four primary factors:

{circle}Government guarantees
{circle}Government or quasi-government ownership or control
{circle}The degree of concentration in the banking system
{circle}Government precedent

As with the Issuer Ratings, the Short-Term Debt Ratings incorporate both qualitative and quantitative factors. The ratings are not meant to be
"pass/fail" but rather to provide a relative indication of creditworthiness.
Therefore, obligations rated TBW-3 are still considered investment-grade.

These Short-Term Debt Ratings can also be restricted to local currency instruments. In such cases, the ratings will be preceded by the designation LC for Local Currency. Short-Term Debt Ratings are based on the following scale and the definitions are:

TBW-1 OR LC-1 - The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 OR LC-2 - The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 OR LC-3 - The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 OR LC-4 - The lowest rating category; this rating is regarded as non-
investment grade and therefore speculative.

APPENDIX
The following is a list of persons other than the Advisor, affiliates of the
Advisor, and the Sub-Advisor that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
PFPC

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Reed Smith LLP

Sullivan & Worcester LLP

SERVICE PROVIDERS
Lehman Brothers
Thomson ONE
Abel/Noser Corp.
BISYS Fund Services Ohio, Inc.
Citigroup Global Markets Inc.
Edgewood Services, Inc.
Federated Services Company
KeyBanc Capital Markets (McDonald Inc.)
Mesirow Financial Inc.
RBC Dain Rauscher Inc.
Unified Fund Services, Inc.
SECURITY PRICING SERVICES
Interactive Data Corporation
Bloomberg

PROXY VOTING SERVICES
Institutional Shareholder Services
Automatic Data Processing (ADP)
RATINGS AGENCIES
Duff & Phelps
Fitch Ratings
Moody's
S&P
Thomson BankWatch, Inc.

PERFORMANCE REPORTING/PUBLICATIONS
Bloomberg
Lipper
McGraw-Hill
Morningstar
S&P
Thomson Financial
Vickers

                                   ADDRESSES

THE HUNTINGTON FUNDS                         CUSTODIAN FOR HUNTINGTON INTERNATIONAL EQUITY FUND
5800 Corporate Drive                         State Street Bank and Trust Company
Pittsburgh, PA  15237-7010                   Two Heritage Drive
                                             Quincy, MA  02171

DISTRIBUTOR                                  SUB-CUSTODIAN FOR HUNTINGTON SITUS SMALL CAP FUND AND HUNTINGTON REAL STRATEGIES FUND
Edgewood Services, Inc.                      The Bank of New York
5800 Corporate Drive                         100 Church Street, 10th Floor
Pittsburgh, PA 15237-7000                    New York, NY 10286
INVESTMENT ADVISOR                           TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Huntington Asset Advisors, Inc.              Unified Fund Services, Inc.
41 South High Street                         P.O. Box 6110
Columbus, OH  43287                          Indianapolis, IN  46206-6110
CUSTODIAN, ADMINISTRATOR AND FUND ACCOUNTANT INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Huntington National Bank                 Ernst & Young LLP
41 South High Street                         1100 Huntington Center
Columbus, OH  43287                          41 South High Street
                                             Columbus, OH  43215
SUB-ADMINISTRATOR                            SUB-FUND ACCOUNTANT
Federated Services Company                   BISYS Fund Services Ohio, Inc.
1001 Liberty Avenue                          3435 Stelzer Road
Pittsburgh, PA 15222-3779                    Columbus, OH 43219

Cusip 446327108                Cusip 446327546
Cusip 446327686                Cusip 446327595
Cusip 446327207                Cusip 446327587
Cusip 446327496                Cusip 446327579
Cusip 446327306                Cusip 446327488
Cusip 446327405                Cusip 446327470
Cusip 446327504                Cusip 446327462
Cusip 446327603                Cusip 446327843
Cusip 446327702                Cusip 446327439
Cusip 446327801                Cusip 446327835
Cusip 446327884                Cusip 446327827
Cusip 446327678                Cusip 446327421
Cusip 446327876                Cusip 446327819
Cusip 446327868                Cusip 446327793
Cusip 446327710                Cusip 446327447
Cusip 446327850                Cusip 446327785
Cusip 446327520                Cusip 446327777
Cusip 446327538                Cusip 446327694
Cusip 446327660                Cusip 446327769
Cusip 446327652                Cusip 446327736
Cusip 446327637                Cusip 446327454
Cusip 446327629                Cusip 446327728
Cusip 446327611                Cusip 446327413
Cusip 446327561                Cusip 446327744
Cusip 446327553                Cusip 446327322
Cusip 446327330                Cusip 446327314
Cusip 446327645                Cusip 446327272
Cusip 446327264             Cusip 446327280
Cusip 446327298

                                     - 17 -

[Logo of Huntington Funds]

Investor Guide

MAY 1, 2007

HUNTINGTON VA FUNDS

THE HUNTINGTON FUNDS PROSPECTUS

Equity Funds

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA New Economy Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Small Cap Fund

Income Fund

Huntington VA Mortgage Securities Fund

MAY 1, 2007

[Logo of Huntington Funds]

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is unlawful.

The Huntington Funds

How to Read This Prospectus

The Trust was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust operates 30 separate series, or mutual funds: 20 retail portfolios and 10 variable annuity portfolios. This prospectus relates only to the variable annuity portfolios (“VA Portfolios”). Separate prospectuses and statement of additional information offer Investment A Shares, Investment B Shares, Trust Shares and Interfund Shares of retail portfolios.

The VA Portfolios are a series of mutual funds established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The VA Portfolios (collectively the “Funds” and each a “Fund”) are advised by professional portfolio managers at Huntington Asset Advisors, Inc. (“Advisor”), a subsidiary of The Huntington National Bank.

Each Fund diversifies its investments so it would qualify as a permissible investment for variable annuity contracts and variable life insurance policies issued by insurance companies. This prospectus should be accompanied by the prospectuses for such variable contracts, which contain information about restrictions or other limitations imposed on their investments in the Funds.

The Fees and Expenses tables and the Examples that follow them relate exclusively to the Funds’ Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher. The share performance reflected in the Performance Information (Performance Bar Chart and Table) and the Financial Highlights does not reflect any charges or expenses that would be imposed under a variable insurance product contract. Were the effect of such charges to be included, Share performance would be lower.

The Funds have various investment goals and strategies. This prospectus gives you important information about the Funds that you should know before investing.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information you should know about investing in the Funds.

Introduction
3
Fund Summary, Investment Strategy and Risks
4	VA Dividend Capture Fund
8	VA Growth Fund
11	VA Income Equity Fund
15	VA International Equity Fund
20	VA Macro 100 Fund
24	VA Mid Corp America Fund
29	VA New Economy Fund
34	VA Rotating Markets Fund
40	VA Situs Small Cap Fund
46	VA Mortgage Securities Fund
Shareowner Guide--How to Invest in the VA Portfolios
51	Pricing Shares
53	Purchasing Shares
53	Redeeming Shares
54	Frequent Trading Policies
55	Portfolio Holdings Information
More About The Huntington Funds and the VA Portfolios
56	Management of the Trust
56	Investment Advisor
59	Fees Paid To Advisor and Affiliates
60	Distribution of the Funds
61	Mixed Funding and Shared Funding
61	Dividends and Distributions
62	Tax Consequences
62	Financial Information
64	Financial Highlights
68	Additional Investment Strategies
69	Investment Practices
77	Glossary of Investment Risks

Introduction

Each Fund is a mutual fund that issues Shares. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

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Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own. Each Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding Shares. Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees (“Trustees”).

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The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its goal. A manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

Fund Summary, Investment Strategy and Risks

VA Dividend Capture Fund

Fund Summary

Investment Goal To seek total return on investment, with dividend income as an important component of that return

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Investment Focus U.S. common stocks

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Principal Investment Strategy Attempts to identify stocks that pay dividends

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Share Price Volatility Moderate

Investment Strategy The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.

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To pursue its investment objective, the Fund invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor. The Advisor intends to invest in common stock, preferred stock, and real estate investment trusts (“REITs”) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend). As a result, dividends, as well as dividends paid by REITs, may not qualify for lower rates that apply to certain other “qualified investment income.”

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The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the issuer’s future prospects. Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. The Advisor considers fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive.

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The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor’s opinion, leaves little room for investor gain. The Advisor may eliminate a stock from the Fund’s portfolio if its long-term fundamentals become unfavorable.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Investors seeking capital appreciation with the potential for higher current income than the average stock fund

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- may underperform other kinds of investments or market averages.

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Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund’s performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

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Performance Bar Chart and Table

21.36%
13.75%
3.59%
16.59%
0
(0.05)%
2002
2003
2004
2005
2006

Best Quarter	Q2 2003	10.36%
Worst Quarter	Q3 2002	(7.22)%

Return before taxes is shown. This table compares the Fund's average annual total returns for periods ended 12/31/06, to those of the Standard & Poor's 500 Index ("S&P 500") and the Dividend Capture Indices Blend ("DCIB"). Index returns shown do not reflect expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

	1 Year	5 Years	Since Inception

VA Dividend Capture Fund	16.59%	10.75%	10.81%	*
S&P 500(1)	15.79%	6.19%	7.01%	**
DCIB(2)	18.20%	11.34%	11.99%	***

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* Since 10/15/01

** Since 10/12/01

*** Since 11/01/01

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(1) The S&P generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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(2) The DCIB is a custom, blended index comprised of the S&P 500/Citigroup Value Index (40%), Merrill Lynch Fixed Rate Preferred Index (40%) and NAREIT Index (20%). This custom blended index and its respective weightings are reflective of the Fund’s sector diversification. The S&P 500/Citigroup Value Index is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the value end of the growth-value spectrum. The Merrill Lynch Fixed Rate Preferred Index is a total return index comprised of fixed-rate preferred stock issues. NAREIT Index represents returns for the National Association of Real Estate Investment Trust Equity Index.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The tables below and the Example that follows them DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

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Shareholder Fees (fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)
Investment Advisory Fees(1)	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.32%

Total Direct Annual Fund Operating Expenses	0.92%
Acquired Fund Fees and Expenses(2)	0.02%

Total Direct and Acquired Fund Annual Operating Expenses(1)	0.94%

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(1) The Adviser has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Funds in order to limit each Fund’s total direct annual operating expenses (i.e., exclusive of Acquired (Underlying) Fund operating expenses) to not more than 1.00% of the Fund’s average daily net assets, for the period starting May 1, 2007 through April 30, 2008. Currently, the total direct annual fund operating expenses are not exceeding 1.00%.

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(2) Because the Fund invests in other Funds, it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired (Underlying) Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Fund Shares:	$96	$300	$520	$1,155

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VA Growth Fund

Fund Summary

Investment Goal To seek to achieve long-term capital appreciation primarily through investing in equity securities

Investment Focus Common stocks of medium to large companies

Principal Investment Strategy Invests in companies offering above-average growth potential

Share Price Volatility Moderate to High

Investment Strategy The Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Advisor occasionally invests in established companies which it believes have temporarily depressed prices and present growth opportunities.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. The Advisor may also select companies based on a relative price to earnings growth methodology. The Advisor uses both qualitative and quantitative analysis in implementing these strategies. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of medium to large U.S. growth companies -- may underperform other types of stock investments or the market as a whole.

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Growth Stock Risk: The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

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Mid-Cap Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

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Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund’s performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

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Performance Bar Chart and Table

15.95%
5.67%
0.72%
7.76%
0
(20.56)%
2002
2003
2004
2005
2006

Best Quarter	Q4 2003	9.79%
Worst Quarter	Q3 2002	(14.64)%

Return before taxes is shown. This table compares the Fund's average annual total returns for periods ended 12/31/06, to those of the Standard & Poor's 500/Citigroup Growth Index ("S&P 500 CGI"), the Standard & Poor's 500 Index ("S&P 500") and the Russell 1000 Growth Index ("RUS1G"). Index returns shown do not reflect expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

	1 Year	5 Years	Since Inception

VA Growth Fund	7.76%	1.10%	(0.46	)%*
S&P 500 CGI(1)	11.01%	3.30%	2.03	%*
S&P 500(2)	15.79%	6.19%	4.05	%**
RUS1G(3)	9.07%	2.69%	0.35	%**

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* Since 5/1/01

** Since 4/30/01

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(1) The S&P 500 CGI is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the growth end of the growth-value spectrum.

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(2) The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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(3) The RUS1G measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The RUS1G is constructed to provide a comprehensive and unbiased barometer of the large-cap growth market.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The tables below and the Example that follows them DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

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Shareholder Fees (fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)
Investment Advisory Fees(1)	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.33%

Total Annual Fund Operating Expenses(1)	0.93%

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(1) The Adviser has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Funds in order to limit each Fund’s total direct annual operating expenses (i.e., exclusive of acquired fund operating expenses, if any) to not more than 1.00% of the Fund’s average daily net assets, for the period starting May 1, 2007 through April 30, 2008. Currently, the total annual fund operating expenses are not exceeding 1.00%.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Fund Shares:	$95	$296	$515	$1,143

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VA Income Equity Fund

Fund Summary

Investment Goal To achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities

Investment Focus Common and preferred stocks

Principal Investment Strategy Attempts to identify stocks that pay high dividends

Share Price Volatility Moderate

Investment Strategy The Fund’s investment objective is to seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

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The Advisor focuses primarily on equity securities, and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund’s total assets will be invested in income-producing equity securities. As an additional income source, the Advisor also may invest in investment grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade, also known as junk bonds (securities rated below BBB by Standard & Poor’s or Baa by Moody’s). The Advisor selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

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In addition to evaluating the current yield of a security, the Advisor considers dividend growth to be an important factor in selecting investments for the Fund. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase. The Advisor may seek to purchase a security that will generate dividends that are eligible for taxation at lower rates than other types of income at the shareholder level, but this will not be an investment strategy of the Fund.

Because the Fund contains “equity” in its name, the Fund will normally invest at least 80% of its assets in equity securities, and will notify shareholders at least 60 days in advance of any changes to this policy.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- may underperform other kinds of investments or market averages.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

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Risks Associated with Noninvestment-Grade Securities: Securities rated below investment-grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

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Liquidity Risks: Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment-grade or are not widely held. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund’s performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

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Performance Bar Chart and Table

5.58%
2.34%
(9.96)%
18.43%
13.66%
2.98%
12.59%
0
2000
2001
2002
2003
2004
2005
2006

Best Quarter	Q2 2003	14.04%
Worst Quarter	Q3 2002	(16.04)%

Return before taxes is shown. This table compares the Fund's average annual total returns for periods ended 12/31/06, to that of the Standard & Poor's 500/Citigroup Value Index ("S&P 500 CVI") and the Standard & Poor's 500 Index ("S&P 500"). Index returns shown do not reflect expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

	1 Year	5 Years	Since Inception*

VA Income Equity Fund	12.59%	7.04%	5.91%
S&P 500(1)	15.79%	6.19%	3.05%
S&P 500 CVI(2)	20.80%	9.06%	6.74%

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* Since 10/21/99

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(1) The S&P 500 CVI is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the value end of the growth-value spectrum.

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(2) The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The tables below and the Example that follows them DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

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Shareholder Fees (fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)
Investment Advisory Fees(1)	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.32%

Total Annual Fund Operating Expenses(1)	0.92%

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(1) The Adviser has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Funds in order to limit each Fund’s total direct annual operating expenses (i.e., exclusive of acquired fund operating expenses, if any) to not more than 1.00% of the Fund’s average daily net assets, for the period starting May 1, 2007 through April 30, 2008. Currently, the total annual fund operating expenses are not exceeding 1.00%.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Fund Shares:	$94	$293	$509	$1,131

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VA International Equity Fund

Fund Summary

Investment Goal To seek total return

Investment Focus Equity securities of companies based outside the United States

Principal Investment Strategy Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns

Share Price Volatility Moderate to High

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Investment Strategy The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.

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The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, and at least 65% of its assets in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a “bottom-up” approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.

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The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company’s price-to-earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company’s financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company’s current growth trends and potential catalysts for increased valuation, based on the company’s potential to add economic value to the enterprise.

The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price-to-earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund’s holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

With respect to the Fund’s investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Because the Fund contains “equity” in its name, the Fund will normally invest at least 80% of its assets in equity securities, and will notify shareholders at least 60 days in advance if there is a change to this policy.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks.

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of foreign companies -- may underperform other kinds of investments or the market as a whole.

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Currency Risk: Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

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Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund’s performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

25.76%
15.21%
0
2005
2006

Best Quarter	Q1 2006	10.34%
Worst Quarter	Q1 2005	(0.45)%

Return before taxes is shown. This table compares the Fund's average annual total returns for periods ended 12/31/06, to those of the Morgan Stanley Capital International Europe, Far East and Australasia Index ("EAFE"). Index returns shown do not reflect expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

	1 Year	Since Inception*

VA International Equity Fund	25.76%	19.64%
EAFE(1)	26.86%	22.25%

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* Since 5/03/04

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(1) The EAFE is a market capitalization-weighted equity index comprising 20 of the 48 countries in the Morgan Stanley Capital International (MSCI) universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The tables below and the Example that follows them DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

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Shareholder Fees (fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)
Investment Advisory Fees(1)	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%

Total Direct Annual Fund Operating Expenses (before fee waivers and/or expense reimbursements)	1.06%
Fee Waivers and/or Expense Reimbursements(1)	(0.06)%

Acquired Fund Fees and Expenses(2)	0.04%

Total Direct and Acquired Fund Annual Operating Expenses (after fee waivers and/or expense reimbursements)(1)	1.04%

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(1) The Adviser has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Funds in order to limit each Fund’s total direct annual operating expenses (i.e., exclusive of Acquired (Underlying) Fund operating expenses) to not more than 1.00% of the Fund’s average daily net assets, for the period starting May 1, 2007 through April 30, 2008.

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(2) Because the Fund invests in other Funds, it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired (Underlying) Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Fund Shares with waivers in place:	$106	$344	$600	$1,335
If waivers had not been in place:	$112	$350	$606	$1,340

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VA Macro 100 Fund

Fund Summary

Investment Goal To seek total return which consists of capital appreciation and income

Investment Focus Common stocks of companies within the Standard & Poor’s 500 Index (“S&P 500”)

Principal Investment Strategy Attempts to identify common stocks within the S&P 500 with the best potential for superior investment returns

Share Price Volatility Moderate to High

Investment Strategy The Fund’s investment objective is to seek total return which consists of capital appreciation and income. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.

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The Fund’s Sub-Advisor (Laffer Investments, Inc.) pursues its investment objective by investing at least 80% of its assets in equity securities. Further, the Sub-Advisor pursues this objective by applying a “top down” approach to stock selection (analyzing the impact of economic trends before considering the performance of individual stocks). The Sub-Advisor evaluates broad macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. Macroeconomic information can include, but is not limited to, such factors as monetary, fiscal, incomes and trade policies. The strategy is based upon the quantitative and qualitative analysis of seven or more core economic models that, when combined, produce rankings of the S&P 500 companies. The Sub-Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund’s portfolio. The models analyze and evaluate, among others, company size, domestic company location, industry earnings forecasts, fiscal policy changes, global company location, interest rates changes and trade issues. The Fund will typically hold 100 securities. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of February 28, 2007, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $25.3 billion and the median market capitalization was approximately $12.4 billion. The smallest company in the S&P 500 had a market capitalization of $1.4 billion and the largest company had a market capitalization of $418 billion. The S&P 500 has a total market capitalization value of approximately $12.6 trillion. These capitalization values will change due to changes in the companies included in the S&P 500 and changes in their valuations. In connection with this strategy, the Fund may invest in the securities of companies with small market capitalizations (i.e., companies with a market capitalization of $500 million or less), to the extent that such companies are within the S&P 500.

As a result of the Fund’s focus on macroeconomic strategy, it is not inherently biased towards any particular investment style (i.e. value or growth), but can be characterized from time to time as either, or a blend.

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The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective. On an ongoing basis, the Sub-Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Long-term investors seeking to achieve total return

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of large capitalization companies within the S&P 500 -- may underperform other types of stock investments or the market as a whole.

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Growth Stock Risk: The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

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Value Stock Risk: Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund’s performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

5.14%
7.26%
0
2005
2006

Best Quarter	Q1 2006	9.42%
Worst Quarter	Q2 2006	(6.97)%

Return before taxes is shown. This table compares the Fund's average annual total returns for periods ended 12/31/06, to those of the Standard & Poor's 500 Index ("S&P 500"). Index returns shown do not reflect expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

	1 Year	Since Inception*

VA Macro 100 Fund	7.26%	8.91%
S&P 500(1)	15.79%	11.43%

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* Since 5/03/04

(1) The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The tables below and the Example that follows them DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

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Shareholder Fees (fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)
Investment Advisory Fees(1)	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.37%

Total Direct Annual Fund Operating Expenses	0.97%
Acquired Fund Fees and Expenses(2)	0.02%

Total Direct and Acquired Fund Annual Operating Expenses(1)	0.99%

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(1) The Adviser has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Funds in order to limit each Fund's total direct annual operating expenses (i.e., exclusive of Acquired (Underlying) Fund operating expenses) to not more than 1.00% of the Fund's average daily net assets, for the period starting May 1, 2007 through April 30, 2008. Currently, the total direct annual fund operating expenses are not exceeding 1.00%.

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(2) Because the Fund invests in other Funds, it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired (Underlying) Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Fund Shares:	$101	$315	$547	$1,213

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VA Mid Corp America Fund

Fund Summary

Investment Goal To seek long-term capital appreciation by investing primarily in equity securities of mid-cap companies

Investment Focus Common stocks

Principal Investment Strategy Attempts to identify companies with outstanding growth characteristics

Share Price Volatility Moderate to High

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Investment Strategy The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. The Fund will normally invest at least 80% of its assets in common stocks of mid-cap companies. Mid-cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (“RMCI”) or the Standard & Poor’s Midcap 400 Index (“S&P 400”). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of February 28, 2007, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $8.7 billion and the median market capitalization was approximately $4.4 billion. The companies in RMCI had a total market capitalization range of approximately $863 million to $20.7 billion. As of February 28, 2007, the S&P 400 statistics were as follows: the average market capitalization of companies in the index was approximately $2.9 billion and the median market capitalization was approximately $2.7 billion. The companies in the S&P 400 had a total market capitalization range of approximately $479 million to $12.3 billion.

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In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking mid-cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both “growth” and “value” stocks. Factors the Advisor typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

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The Advisor will apply a “top down” strategy (analyzing the impact of economic trends before considering the performance of individual stocks), with industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential. These programs analyze the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.

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The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above.

Because the Fund refers to the terms “America” and “Mid Corp” in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid-cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

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Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily small to mid-cap companies -- may underperform other kinds of investments or market averages.

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Mid-Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

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Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund’s performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

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Performance Bar Chart and Table

29.63%
16.91%
12.67%
7.24%
0
(13.00)%
2002
2003
2004
2005
2006

Best Quarter	Q2 2003	14.59%
Worst Quarter	Q3 2002	(16.77)%

Return before taxes is shown. This table compares the Fund's average total returns for perods ended 12/31/06, to that of the Standard & Poor's Midcap 400 Index ("S&P 400"), the Russell Midcap Index ("RMCI") and the Lipper Midcap Core Average ("LMCCA"). Index returns shown do not reflect expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

	1 Year	5 Years	Since Inception

VA Mid Corp America Fund	7.24%	9.76%	11.66	%*
S&P 400(1)	10.32%	10.89%	12.82	%**
RMCI(2)	15.26%	12.88%	14.48	%**
LMCCA(3)	12.27%	9.56%	11.18	%***

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* Since 10/15/01

** Since 10/12/01

*** Since 10/11/01

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(1) The S&P 400 is a capitalization-weighted index of common stocks representing the mid-range sector of the U.S. stock market.

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(2) The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.

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(3) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The tables below and the Example that follows them DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

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Shareholder Fees (fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)
Investment Advisory Fees(1)	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.33%

Total Direct Annual Fund Operating Expenses	0.93%
Acquired Fund Fees and Expenses(2)	0.08%

Total Direct and Acquired Fund Annual Operating Expenses(1)	1.01%

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(1) The Adviser has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Funds in order to limit each Fund’s total direct annual operating expenses (i.e., exclusive of Acquired (Underlying) Fund operating expenses) to not more than 1.00% of the Fund’s average daily net assets, for the period starting May 1, 2007 through April 30, 2008. Currently, the total direct annual fund operating expenses are not exceeding 1.00%.

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(2) Because the Fund invests in other Funds, it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired (Underlying) Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Fund Shares:	$103	$322	$558	$1,236

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VA New Economy Fund

Fund Summary

Investment Goal To seek capital appreciation by investing significantly in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies

Investment Focus Common stocks of companies engaged in advancing innovations in products, services or processes, frequently of a scientific or technological nature

Principal Investment Strategy Long-term capital appreciation

Share Price Volatility High

Investment Strategy The Fund’s investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. The Fund attempts to invest in companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies. Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign companies.

“New economy” companies include those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.

The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate.

Screens based upon quantitative multifactor models are used in the security identification and selection process. Models rely upon price and earnings momentum variables, as well as valuation, liquidity and risk variables.

Sector weights reflect the ongoing sector weights of the Russell 3000 Growth Index benchmark, input from the Investment Policy Committee of Huntington Bank, and expectations of sector out-performance or under-performance derived from quantitative and other sources.

The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of companies focusing on technological and scientific advancements -- may underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.

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Growth Stock Risk: The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

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Mid/Small-Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

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Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

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Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund’s performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

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Performance Bar Chart and Table

31.56%
18.75%
13.24%
10.28%
0
(13.67)%
2002
2003
2004
2005
2006

Best Quarter	Q2 2003	15.53%
Worst Quarter	Q3 2002	(13.97)%

Return before taxes is shown. This table compares the Fund's average annual total returns for periods ended 12/31/06, to those of the Russell 3000 Growth Index ("RUS3G") and the Standard & Poor's 500 Index ("S&P 500"). Index returns shown do not reflect expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexs are unmanaged, and it is not possible to invest directly in an index.

	1 Year	5 Years	Since Inception

VA New Economy Fund	10.28%	10.99%	12.37	%*
RUS3G(1)	9.46%	3.02%	4.26	%**
S&P 500(2)	15.79%	6.19%	7.01	%**

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* Since 10/15/01

** Since 10/12/01

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(1) The RUS3G measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

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(2) The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The tables below and the Example that follows them DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

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Shareholder Fees (fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)
Investment Advisory Fees(1)	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.36%

Total Direct Annual Fund Operating Expenses	0.96%
Acquired Fund Fees and Expenses(2)	0.04%

Total Direct and Acquired Fund Annual Operating Expenses(1)	1.00%

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(1) The Adviser has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Funds in order to limit each Fund’s total direct annual operating expenses (i.e., exclusive of Acquired (Underlying) Fund operating expenses) to not more than 1.00% of the Fund’s average daily net assets, for the period starting May 1, 2007 through April 30, 2008. Currently, the total direct annual fund operating expenses are not exceeding 1.00%.

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(2) Because the Fund invests in other Funds, it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired (Underlying) Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Fund Shares:	$102	$318	$552	$1,225

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VA Rotating Markets Fund

Fund Summary

Investment Goal To seek capital appreciation

Investment Focus Common stocks and index-based securities

Principal Investment Strategy Attempts to rotate investments to the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

Share Price Volatility Moderate to High

Investment Strategy The Fund’s investment objective is to seek capital appreciation. The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and global) as determined by the Fund’s Advisor to offer the greatest potential for capital appreciation in a given market environment.

Under normal market conditions, the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 80% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days’ advance notice before changing its 80% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and global equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use “top-down” analysis (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another equity market segment is more favorable given the current market environment.

Index-based securities are exchange-traded funds that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index (“RUS2000”), S&P 500, or the NASDAQ-100 Index.

Following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

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The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the RUS2000. As of February 28, 2007, the RUS2000 statistics were as follows: the average market capitalization of companies in the index was approximately $1.24 billion and the median market capitalization was approximately $652 million. The companies in the RUS2000 had a total market capitalization range of approximately $74 million to $3.7 billion.

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The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index (“RMCI”). As of February 28, 2007, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $8.7 billion and the median market capitalization was approximately $4.4 billion. The companies in the RMCI had a total market capitalization range of approximately $863 million to $20.7 billion.

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The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500. As of February 28, 2007, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $25.3 billion and the median market capitalization was approximately $12.4 billion. The S&P 500 had a total market capitalization value of approximately $12.6 trillion.

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The global market segment comprises companies that are based throughout the world, including the United States. When invested in the global market segment, the Fund’s investment (either directly or through the ownership of index-based securities) in equity stocks issued by companies based outside the United States will typically fluctuate between 40% and 60% of its assets. The global market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the global market due to the diverse array of foreign countries and economies.

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For a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of the market segment selected by the Advisor -- may underperform other kinds of investments or market averages.

Mid/Small-Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

Energy Risks: To the extent that a Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies will be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, including significant and rapid increases and decreases in value from time to time.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

For more information about the Fund’s investment strategies and risks, please see “Additional Investment Strategy” and the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund’s performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

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	1 Year	5 Years	Since Inception

VA Rotating Markets Fund	19.61%	9.10%	9.64	%*
S&P 500(1)	15.79%	6.19%	7.01	%**

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* Since 10/15/01

** Since 10/12/01

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(1) The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The tables below and the Example that follows them DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

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Shareholder Fees (fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)
Investment Advisory Fees(1)	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.37%

Total Direct Annual Fund Operating Expenses	0.97%
Acquired Fund Fees and Expenses(2)	0.44%

Total Direct and Acquired Fund Annual Operating Expenses(1)	1.41%

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(1) The Adviser has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Funds in order to limit each Fund’s total direct annual operating expenses (i.e., exclusive of Acquired (Underlying) Fund operating expenses) to not more than 1.00% of the Fund’s average daily net assets, for the period starting May 1, 2007 through April 30, 2008. Currently, the total direct annual fund operating expenses are not exceeding 1.00%.

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(2) Because the Fund invests in other Funds, it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired (Underlying) Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Fund Shares:	$144	$446	$771	$1,691

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VA Situs Small Cap Fund

Fund Summary

Investment Goal To seek long-term capital appreciation

Investment Focus Diversified portfolio of equity securities of small capitalization companies

Principal Investment Strategy Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility Moderate to High

Investment Strategy The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of small capitalization companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment grade at the time of investment.

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Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities of small capitalization companies. Small capitalization companies are defined as those companies with a market capitalization, at the time of investment, that is included in the S&P Small Cap 600 Index (as of February 28, 2007, the smallest company in the index had a market capitalization of $62 million, the largest company had a market capitalization of $3.6 billion and the weighted average market capitalization was $1.5 billion). Up to 20% of the Fund’s assets may be invested in equity securities of mid- to large-capitalization companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the “Investment Practices” section.

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In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking small-cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both “growth” and “value” stocks. The Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

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The Advisor applies a “top down” strategy in stock selection (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund’s foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

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The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Because the Fund refers to equity securities of small capitalization companies in its name, the Fund will normally invest at least 80% of its assets in equity securities of small capitalization companies, and will notify shareholders at least 60 days in advance of any changes in this policy.

The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily smaller companies in both domestic and foreign markets -- may underperform other kinds of investments or market averages.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

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Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

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Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund’s performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

17.18%
4.84%
0
2005
2006

Best Quarter	Q3 2005	12.14%
Worst Quarter	Q2 2006	(4.83)%

Return before taxes is shown. This table compares the Fund's average annual total returns for periods ended 12/31/06, to those of the Standard & Poor's Small Cap 600 Index ("S&P 600") and the Standard & Poor's 500 Index ("S&P 500"). Index returns shown do not reflect expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

	1 Year	Since Inception*

VA Situs Small Cap Fund	4.84%	15.58%
S&P 600(1)	15.12%	15.59%
S&P 500(2)	15.79%	11.43%

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* Since 5/03/04

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(1) The S&P 600 generally represents all major industries in the small-cap range of the U.S. stock market.

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(2) The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The tables below and the Example that follows them DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

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Shareholder Fees (fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)
Investment Advisory Fees(1)	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.35%

Total Direct Annual Fund Operating Expenses	0.95%
Acquired Fund Fees and Expenses(2)	0.05%

Total Direct and Acquired Fund Annual Operating Expenses(1)	1.00%

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(1) The Adviser has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Funds in order to limit each Fund’s total direct annual operating expenses (i.e., exclusive of Acquired (Underlying) Fund operating expenses) to not more than 1.00% of the Fund’s average daily net assets, for the period starting May 1, 2007 through April 30, 2008. Currently, the total direct annual fund operating expenses are not exceeding 1.00%.

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(2) Because the Fund invests in other Funds, it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired (Underlying) Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Fund Shares:	$102	$318	$552	$1,225

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VA Mortgage Securities Fund

Fund Summary

Investment Goal To seek to achieve current income

Investment Focus Mortgage-related securities, including mortgage Real Estate Investment Trusts (“REITs”)

Principal Investment Strategy Invests in mortgage-related securities, including mortgage REITs

Share Price Volatility Moderate

Investment Strategy The Fund’s investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (“CMOs”), whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (“Code”). The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

Because the Fund refers to mortgage in its name, the Fund will normally invest at least 80% of its assets in mortgage-related securities, and the Fund will notify shareholders at least 60 days in advance of any changes in this policy.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential.

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment Risk: Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Prepayment Risk, Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.

Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund’s performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

5.89%
1.25%
0
2005
2006

Best Quarter	Q3 2006	3.11%
Worst Quarter	Q1 2005	(1.70)%

Return before taxes is shown. This table compares the Fund's average annual total returns for periods ended 12/31/06, to those of the Lehman Brothers Mortgage Backed Securities Index ("LBMBSI"). Index returns shown do not reflect expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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	1 Year	Since Inception*

VA Mortgage Securities Fund	5.89%	4.88%
LBMBSI(1)	5.22%	4.70%

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* Since 5/03/04

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(1) The LBMBSI is generally representative of the mortgage-backed securities market as a whole.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The tables below and the Example that follows them DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

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Shareholder Fees (fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)
Investment Advisory Fees(1)	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.55%

Total Direct Annual Fund Operating Expenses (before fee waivers and/or expense reimbursements)	1.15%
Fee Waivers and/or Expense Reimbursements(1)	(0.15)%

Acquired Fund Fees and Expenses(2)	0.04%

Total Direct and Acquired Fund Annual Operating Expenses (after fee waivers and/or expense reimbursements)(1)	1.04%

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(1) The Adviser has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Funds in order to limit each Fund’s total direct annual operating expenses (i.e., exclusive of Acquired (Underlying) Fund operating expenses) to not more than 1.00% of the Fund’s average daily net assets, for the period starting May 1, 2007 through April 30, 2008.

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(2) Because the Fund invests in other Funds, it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired (Underlying) Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Fund Shares with waivers in place:	$106	$363	$640	$1,430
If waivers had not been in place:	$121	$378	$654	$1,443

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Shareowner Guide -- How to Invest in
The Huntington Funds and VA Portfolios

Pricing Shares

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The price at which the Funds will offer or redeem Shares is the net asset value (“NAV”) per Share next determined after the order is considered received. In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee- approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

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Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available.

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Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determine in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2)  trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the VA International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the VA Situs Small Cap Fund invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

The Funds are open for business on any day the NYSE is open. The Funds are closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Purchasing Shares

You may purchase Shares of the VA Portfolios only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. These Shares are not offered directly to the public.

You should refer to the Prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and how to select the VA Portfolios as an investment option for your contract or policy.

Notes About Purchases

Participating insurance companies, through their separate accounts, are responsible for placing orders to purchase Shares of the VA Portfolios. In order to purchase Shares of a Fund on a particular day, the participating insurance company must receive your instructions by the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) that day and then transmit such order to the Fund or its designated agent in accordance with the Fund’s agreement with the participating insurance company.

The Trust reserves the right to suspend the sale of Shares of any of its Funds temporarily and the right to refuse any order to purchase Shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within one (1) business day, it may cancel the purchase and the separate account may be liable for any losses to the Funds. In addition, the separate account will be liable for any losses or fees incurred by the Trust or its transfer agent in connection with the transaction.

What Shares Cost

The offering price of a Share is its NAV next determined after the order is considered received by the Trust. The Trust has authorized participating insurance companies to accept purchase orders on its behalf.

The Funds do not impose any sales charges on the purchase of Shares. Withdrawal charges, mortality and expense risk fees and other charges may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. These fees are described in the prospectuses for participating insurance companies, variable annuity contracts and variable life insurance policies.

Redeeming Shares

You may redeem Shares of the VA Portfolios only through participating insurance companies.

We redeem Shares of the VA Portfolios on any business day when the NYSE is open. The price at which the Trust will redeem a Share will be its NAV next determined after the order is considered received. The Trust has authorized the participating insurance companies to accept redemption requests on its behalf.

Notes About Redemptions

In order to redeem Shares of a VA Portfolio on a particular day, the Trust or its designated agent must receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) that day.

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of its Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

Frequent Trading Policies

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect timing and amount of taxable gains realized by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in a Fund’s NAV. Funds that invest in overseas markets have the risk of time zone arbitrage, and therefore, an increased risk of market timing. The Funds’ fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “Pricing Shares.”

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The Funds’ Trustees have approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds’ Shares. The Funds do not knowingly accommodate or permit frequent trading. Shares of the Funds are purchased by separate accounts of multiple insurance companies, which include multiple investors. The Funds monitor trading in Shares in an effort to identify disruptive trading activity, although there can be no guarantee that the Funds will be successful in identifying this activity. In situations in which the Funds become aware of possible market timing activity, they will notify the insurance company separate accounts in order to help facilitate the enforcement of the Funds’ market timing policies and procedures. This policy will be applied uniformly. If the Funds cannot detect market timing activity, then the Funds may be subject to the disruptions and increased costs discussed above. The Funds’ Trustees receive at least quarterly a report of any occurrences of excessive trading and possible market timing.

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Additionally, each insurance company selling the Funds has adopted policies and procedures that are reasonably calculated to detected and prevent excessive trading and possible market timing. It is possible that these policies may be, in some instances, more restrictive than the Funds’ policies and procedures. You should review your insurance contract prospectus or your plan document for more information regarding market timing, including any restrictions or limitations on trades made through a contract or plan.

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Portfolio Holdings Information

Each quarter, the Funds provide a complete listing of portfolio holdings to Hartford and the top ten holdings to Transamerica, two of the insurance companies that offer the VA Funds in their insurance contracts. This information is provided to these entities under an agreement of confidentiality, before such portfolio holdings information is made publicly available, so that these entities may produce fact sheets about the Funds as of the end of such quarter. These fact sheets may include an analysis of the Funds’ holdings by sector, credit quality and/or country, as applicable, along with portfolio holdings information. These fact sheets are not disseminated by the insurance companies until after this portfolio holdings information is posted on the Funds’ website. This portfolio holdings information is posted on the Funds’ website at www.huntingtonvafunds.com approximately 30 days after the quarter-end.

In addition, the Funds’ Annual and Semi Annual reports contain complete listings of each Fund’s portfolio holdings as of the end of the second and fourth fiscal quarters. These reports are posted on the Funds’ website at www.huntingtonvafunds.com approximately 60 days after the second and fourth quarter-end, or you may request copies of these reports from the insurance companies through whom the Funds are offered, or by calling The Huntington Funds at its toll-free number of 1-800-253-0412. Each Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of the Funds’ portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov, or you may request a copy by calling The Huntington Funds at its toll-free number of 1-800-253-0412. These reports on Form N-Q are also posted on the Funds’ website at www.huntingtonvafunds.com.

More About The Huntington Funds
and the VA Portfolios

Management of the Trust

The Trustees are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor

Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the VA Portfolios, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the VA Portfolios.

The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to The Huntington Funds. As of December 31, 2006, the Advisor had assets under management of $4.12 billion. The Advisor (and its predecessor) has served as an investment advisor to mutual funds since 1987.

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The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (“HBI”), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2006, The Huntington National Bank had assets of $36 billion.

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Subject to the supervision of the Advisor, the assets of the VA Macro 100 Fund are managed on a daily basis by the Sub-Advisor, Laffer Investments, Inc. (“Laffer Investments”), a portfolio management company. The Sub-Advisor is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2909 Poston Avenue, 2nd Floor, Nashville TN 37203. Laffer Investments has been managing mutual funds since 2004, however, it has been managing client assets since 2000. Laffer Investments leverages the research capabilities of its research partner, Laffer Associates, which has a 24-year track record of developing, testing and refining successful investment methodologies, research and models exclusively for the asset management industry. As of December 31, 2006, Laffer Investments had assets under management of approximately $481 million.

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The Advisor has designated the following Portfolio Managers. Included is their business experience for the last five years.

Kirk Mentzer and B. Randolph Bateman are jointly and primarily responsible for the day-to-day management of the VA Dividend Capture Fund. Mr. Mentzer is responsible for research, security selection and construction of the VA Dividend Capture Fund’s portfolio. Mr. Bateman collaborates with Mr. Mentzer on making tactical changes in the strategic direction of the VA Dividend Capture Fund, and he monitors the portfolio’s daily transactions.

Kirk Mentzer has served as Co-Portfolio Manager of the VA Dividend Capture Fund since 2001. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000 and serves as Senior Vice President. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

B. Randolph Bateman has served as Co-Portfolio Manager of the VA Dividend Capture Fund since 2001. He is President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor’s Degree from North Carolina State University.

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The VA Growth Fund is managed by an investment team comprised of Dr. Bernard Shinkel, Martina Cheung and Jenny Jiang with Dr. Bernard Shinkel as the lead portfolio manager. Dr. Shinkel, Ms. Cheung and Ms. Jiang are responsible for portfolio analysis and construction, research and stock selection. The team members utilize quantitative and qualitative analytics primarily to recommend purchase and sell decisions for the Fund and to discuss and review these recommendations to execute the Fund’s investment objectives. Any implementations are subject to Dr. Skinkel’s approval.

Dr. Shinkel has served as the lead Portfolio Manager of the VA Growth Fund since 2007. He is Vice President of the Advisor. Dr. Shinkel joined The Huntington National Bank in 1997 as a Senior Portfolio Manager for individual and institutional accounts and is a Vice President. He received his Master’s in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master’s and Ph.D. in Management from Purdue University.

Ms. Cheung has served as a Portfolio Manager of the VA Growth Fund since 2005. She is Vice President of the Advisor. Ms. Cheung joined The Huntington National Bank in 1995 as a securities analyst. She has been responsible for the investment management of financial assets for individuals, pension funds and charitable foundations. Ms. Cheung is a Chartered Financial Analyst and Chartered Market Technician. She received her Bachelor’s degree in Finance and Management Information Systems from The Ohio State University and received her M.B.A. from Capital University.

Ms. Jiang has served as a Portfolio Manager of the VA Growth Fund since 2007. She is Assistant Vice President of the Advisor. Ms. Jiang joined The Huntington National Bank in 2000 as a senior credit analyst in Corporate Banking. She has been responsible for the investment management of financial assets for individuals, pension funds and charitable foundations. Ms. Jiang received her Bachelor’s degree in Civil Engineering from Wuhan University of Technology in China and received her Masters of Accountancy from Virginia Polytechnic Institute and State University. She is also a Certified Public Accountant.

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Christopher G. Cwiklinski and Craig J. Hardy are jointly and primarily responsible for the day-to-day management of the VA Income Equity Fund. They jointly undertake all aspects of portfolio management, and collaborate on research, stock selection and portfolio construction.

Mr. Hardy has served as Co-Portfolio Manager of the VA Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Hardy joined The Huntington National Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial Analyst. He received his Bachelor’s degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Mr. Cwiklinski has served as Co-Portfolio Manager of the VA Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Cwiklinski joined The Huntington National Bank in 2001 as a Vice President. From November 2000 to March 2001, Mr. Cwiklinski served as a consultant for Segal Advisors, and from August 1997 to November 2000, he served as a Portfolio Manager for National City Bank. Mr. Cwiklinski is a Chartered Financial Analyst. He received his Bachelor’s degree in Business Administration from Bowling Green State University.

Madelynn M. Matlock has served as the Portfolio Manager of the VA International Equity Fund since 2004. She is Vice President of the Advisor. Ms. Matlock joined The Huntington National Bank in 2002 and serves as Vice President and Director of International Investments. She served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst, and received her Bachelor’s Degree and M.B.A. in Finance from the University of Cincinnati.

Arthur B. Laffer, Ph.D. and Arthur B. Laffer, Jr. are jointly and primarily responsible for the day-to-day management of the VA Macro 100 Fund. Dr. Laffer and Mr. Laffer manage the Fund using proprietary quantitative modeling and software. Mr. Laffer implements trading for the VA Macro 100 Fund’s portfolio and monitors the portfolio’s risk. In doing so, he consults with Dr. Laffer, who is the lead portfolio manager and has ultimate decision-making authority over all aspects of the VA Macro 100 Fund’s management.

Dr. Laffer has served as Co-Portfolio Manager of the VA Macro 100 Fund since 2004. Dr. Laffer has been the Chairman and Chief Investment Officer of Laffer Investments since 1999 and the Chairman of Laffer Associates since 1979. Dr. Laffer was the architect of supply-side economics and was a primary economic advisor under the Reagan Administration in the U.S. and the Thatcher Administration in the UK. Dr. Laffer received his Bachelor’s Degree from Yale University and his M.B.A. and Ph.D in economics from Stanford University. Mr. Laffer, has served as Co-Portfolio Manager of the VA Macro 100 Fund since 2004. He has been the Chief Executive Officer and President of Laffer Investments since 1999, and Chief Executive Officer and President of Laffer Associates since 1997.

Christopher M. Rowane has served as the Portfolio Manager of the VA Mid Corp America Fund since 2001. He is Senior Vice President of the Advisor. Mr. Rowane joined The Huntington National Bank in 2000 and is a Senior Vice President and member of its Investment Policy Committee. He has been the Regional Manager for the Investment Management Team in Southern Ohio, Kentucky and Indiana since 2000. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor’s Degree and M.B.A. from Gannon University.

William G. Doughty and Gustave J. Seasongood are jointly and primarily responsible for the day-to-day management of the VA Mortgage Securities Fund. Mr. Seasongood is responsible for the research, security selection and construction of the portion of the VA Mortgage Securities Fund’s portfolio that is invested in REITs. Mr. Doughty is responsible for the research, security selection and construction of the remainder of the VA Mortgage Securities Fund’s portfolio. Mr. Doughty and Mr. Seasongood have independent decision-making authority over their respective portions of the VA Mortgage Securities Fund’s portfolio, but do collaborate to determine the amount of the portfolio that will be invested in REITs, and to monitor the VA Mortgage Securities Fund’s cash flows.

Mr. Doughty has served as the Portfolio Manager of the VA Mortgage Securities Fund since 2004. He is Vice President of the Advisor. Mr. Doughty joined The Huntington National Bank in 1961 and serves as Vice President. He is a member of The Huntington National Bank’s Investment Policy Committee and Manager of both the Fixed and Equity Trading Desk. He received his M.B.A. from The University of Dayton.

Mr. Seasongood serves as a Co-Portfolio Manager of the VA Mortgage Securities Fund. He is Vice President of the Advisor. Mr. Seasongood joined The Huntington National Bank in 1995 as a Portfolio Manager and is Vice President.

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Dr. Bernard Shinkel has served as the Portfolio Manager of the VA New Economy Fund since 2001. He is Vice President of the Advisor. Dr. Shinkel joined The Huntington National Bank in 1997 as a Senior Portfolio Manager for individual and institutional accounts and is a Vice President. He received his Master’s in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master’s and Ph.D. in Management from Purdue University.

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Paul Koscik has served as the Portfolio Manager of the VA Rotating Markets Fund since 2001. He is Vice President of the Advisor. Mr. Koscik joined The Huntington National Bank in 1984 as a Portfolio Manager and serves as Vice President. He received his Bachelor’s Degree and J.D. from the University of Akron.

B. Randolph Bateman has served as Portfolio Manager of the VA Situs Small Cap Fund since 2004. He is President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor’s Degree from North Carolina State University.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

Fees Paid To Advisor and Affiliates

The Advisor and its affiliates provide the Funds with advisory, administration, transfer agency, accounting and custodian services.

Advisory Services

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The Advisor is entitled to receive the following fees for its services as investment advisor: 0.60% of the average daily net assets of each Fund. The Advisor has contractually agreed to waive a portion of its fee and/or reimburse a Fund for certain operating expenses in order to limit the total operating expenses of each Fund to not more than 1.00% of its average daily net assets for the period starting May 1, 2007 through April 30, 2008. Pursuant to its Sub-Advisory agreement with the Advisor, Laffer Investments receives an annual fee equal to 0.40% of the VA Macro 100 Fund’s average daily net assets. This fee is paid by the Advisor and not the VA Macro 100 Fund.

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A discussion of the Trustees’ review of the investment advisory agreements with the Trust is available in the Fund’s Annual Report for the period ended December 31, 2006.

Administration Services

The Huntington National Bank provides administration services at the following annual rate:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Funds

.135%	on the first $4 billion
.125%	on the next $3 billion
.115%	on assets in excess of $7 billion

There is no minimum annual fee per Fund or class of Shares.

The Advisor and its affiliates may pay out of their own reasonable resources and profits, fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

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Federated Services Company, a wholly-owned subsidiary of Federated Investors, Inc., serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. Out of the fees paid by the Funds, The Huntington National Bank pays Federated Services Company fees for its sub-administrative services at the following annual rate of the average daily net assets of the Funds:

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Maximum Sub-Administrative Fee	Average Aggregate Daily Net Assets of the Funds

.05%	on the first $3 billion
.04%	on the next $2 billion
.03%	on assets in excess of $5 billion

There is a minimum annual fee per Fund of $50,000.

Financial Administration and Portfolio Accounting Services

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The Huntington National Bank is entitled to receive a maximum fee of .0425% of the Funds’ average daily net assets (“ADNA”) for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for each additional class of Shares of any Fund with more than one class of Shares).

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Sub Financial Administrator

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The Huntington National Bank has sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. (“BISYS”). Out of the fees paid by the Funds, The Huntington National Bank pays BISYS for these services based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

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BISYS charges the Funds directly or indirectly for certain operational and expenses tax services.

Custody Services

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The Huntington National Bank serves as each of the Funds’ custodian, except the VA International Equity Fund, and receives a maximum fee of 0.26% of each Fund’s ADNA, plus out-of-pocket expenses. In addition, The Huntington National Bank will receive an additional surcharge of 0.005 of 1.00% on the average daily net non-domestic assets of the VA Situs Small Cap Fund. State Street Bank and Trust Company (“State Street”) serves as custodian for the VA International Equity Fund. The Bank of New York serves as sub-custodian of the VA Situs Small Cap Fund’s foreign assets.

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PFPC Trust Company serves as sub-custodian for the securities lending program and retains a portion of earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

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Transfer Agency Services

Unified Fund Services, Inc. (“Unified”), Indianapolis, IN, serves as the transfer agent and dividend disbursing agent for the Trust.

Pursuant to a definitive agreement of purchase signed on December 31, 2006, Unified became a wholly owned subsidiary of HBI. For its services, Unified is entitled to receive a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $12,000 per portfolio and/or share class ($6,000 per variable annuity portfolio). Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Distribution of the Funds

Edgewood Services, Inc. (Distributor), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. The Distributor is a subsidiary of Federated Investors, Inc.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor or its affiliates (including Federated Services Company) out of its reasonable resources and profits or from any source available to it, including amounts made available by the Advisor and its affiliates out of their reasonable resources and profits. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodgings, and gifts that do not exceed $100 per year, per individual.

The Funds are authorized to pay financial institutions (primarily life insurance companies), a fee at the maximum annual rate of 0.25% of the average daily net assets of Shares for which a financial institution provides shareholder and/or recordkeeping services. In addition, the Distributor, Advisor and their affiliates may pay out of their own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Funds to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. You can ask your financial intermediary for information about any payments it receives from the Distributor, Advisor and their affiliates, or the Funds and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

Mixed Funding and Shared Funding

As noted previously, the Funds were established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in “mixed funding” (using shares as investments for both variable annuity contracts and variable life insurance policies) and “shared funding” (using shares as investments for separate accounts of unaffiliated life insurance companies) pursuant to an exemption from the SEC, and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Funds. Although the Funds do not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in a Fund.

Dividends and Distributions

Each of the Funds offered by this Prospectus declares and pays dividends on investment income annually. The Fund also makes distributions of net capital gains, if any, at least annually.

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All dividends and distributions payable to a shareholder will be automatically reinvested in additional Shares of the respective VA Portfolio unless an election is made on behalf of a participating insurance company to receive some or all of a dividend or distribution in cash.

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Tax Consequences

There are many important tax consequences associated with investment in a VA Portfolio. Please read the insurance contract prospectus provided by the participating insurance company and consult your tax advisor regarding the specific federal, state and local tax consequences applicable to your investment.

Each Fund intends to qualify as a “regulated investment company” for U.S. federal income tax purposes and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts. Each Fund will distribute any net investment income and net realized capital gains at least annually.

Generally, owners of variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity contracts, the separate accounts underlying such contracts, as well as the Funds in which such accounts invest, must meet certain diversification requirements.

Each of the VA Portfolios intends to comply with the variable contract asset diversification regulations of the Internal Revenue Service. If a Fund fails to comply with these regulations, contracts invested in the Fund will not be treated as an annuity, endowment or life insurance contract under the Code, and income allocable to the contracts would be taxable currently to the holders of such contracts.

Under recently enacted Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Fund shares.

Financial Information

Financial Highlights

The financial highlights tables that follow do not reflect any charges or expenses that would be imposed under a variable annuity or life insurance product contracts. Were the effect of such charges to be included, your costs would be higher and share performance would be lower.

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The financial highlights tables are intended to help you understand a Fund’s financial performance for the periods ended December 31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which, for the years ended December 31, 2006, 2005 and 2004, have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available at the Fund’s website, www.huntingtonvafunds.com. The information for years or periods ended prior to 2004 has been audited by another independent registered public accounting firm.

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Financial Highlights

(For a share outstanding throughout each period)

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Year ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Total Distributions

Huntington VA Dividend Capture Fund
2002	$ 10.15	0.33	(0.33)	--	(0.34)	--	(0.34)
2003	$ 9.81	0.33	1.76	2.09	(0.36)	--	(0.36)
2004	$ 11.54	0.47	1.10	1.57	(0.01)	(0.16)	(0.17)
2005	$ 12.94	0.39	0.07	0.46	(0.39)	(0.60)	(0.99)
2006	$ 12.41	0.47	1.49	1.96	(0.46)	(0.30)	(0.76)
Huntington VA Growth Fund
2002	$ 9.22	--	(1.90)	(1.90)	--	--	--
2003	$ 7.32	0.02	1.15	1.17	(0.02)	--	(0.02)
2004	$ 8.47	0.04	0.44	0.48	-- (6)	--	--
2005	$ 8.95	0.04	0.02	0.06	(0.04)	-- (6)	(0.04)
2006	$ 8.97	0.04	0.65	0.69	(0.04)	(0.11)	(0.15)
Huntington VA Income Equity Fund
2002	$ 10.10	0.23	(1.22)	(0.99)	(0.23)	--	(0.23)
2003	$ 8.88	0.20	1.43	1.63	(0.20)	--	(0.20)
2004	$ 10.31	0.20	1.20	1.40	--	(0.09)	(0.09)
2005	$ 11.62	0.23	0.12	0.35	(0.19)	--	(0.19)
2006	$ 11.78	0.24	1.20	1.44	(0.24)	(0.36)	(0.60)
Huntington VA International Equity Fund
2004(5)	$ 10.00	0.03	1.10	1.13	(0.06)	--	(0.06)
2005	$ 11.07	0.06	1.62	1.68	(0.06)	(0.02)	(0.08)
2006	$ 12.67	0.13	3.14	3.27	(0.11)	(0.08)	(0.19)
Huntington VA Macro 100 Fund
2004(5)	$ 10.00	0.05	1.08	1.13	--	--	--
2005	$ 11.13	(0.01)	0.58	0.57	(0.02)	--	(0.02)
2006	$ 11.68	0.05	0.79	0.84	(0.02)	(0.14)	(0.16)
Huntington VA Mid Corp America Fund
2002	$ 11.15	--	(1.45)	(1.45)	--	--	--
2003	$ 9.70	0.01	2.86	2.87	(0.01)	(0.01)	(0.02)
2004	$ 12.55	0.02	2.10	2.12	-- (6)	--	--
2005	$ 14.67	0.07	1.79	1.86	(0.02)	(0.02)	(0.04)
2006	$ 16.49	0.11	1.07	1.18	(0.07)	(0.20)	(0.27)
Huntington VA New Economy Fund
2002	$ 10.90	(0.02)	(1.47)	(1.49)	--	--	--
2003	$ 9.41	(0.02)	2.99	2.97	--	--	--
2004	$ 12.38	(0.03)	2.31	2.28	--	(0.28)	(0.28)
2005	$ 14.38	0.02	1.88	1.90	--	(0.01)	(0.01)
2006	$ 16.27	0.04	1.62	1.66	(0.02)	(0.25)	(0.27)
Huntington VA Rotating Markets Fund
2002	$ 10.45	(0.01)	(1.57)	(1.58)	--	--	--
2003	$ 8.87	0.06	2.10	2.16	--	--	--
2004	$ 11.03	0.07	1.17	1.24	(0.05)	(0.33)	(0.38)
2005	$ 11.89	0.09	1.04	1.13	(0.08)	(0.24)	(0.32)
2006	$ 12.70	0.14	2.29	2.43	(0.09)	(0.47)	(0.56)
Huntington VA Situs Small Cap Fund
2004(5)	$ 10.00	(0.01)	1.98	1.97	--	--	--
2005	$ 11.97	(0.01)	2.07	2.06	-- (6)	(0.08)	(0.08)
2005	$ 13.95	-- (6)	0.68	0.68	(0.01)	(0.18)	(0.19)

(1) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(2) Not annualized.

(3) Computed on annualized basis.

(4) Does not include the effect of expenses of underlying funds.

(5) Reflects operations for the period from May 3, 2004 (commencement of operations) to December 31, 2004.

(6) Amount is less than $0.005.

(7) The major cause of increase to portfolio turnover was changes made to the portfolio by the management team based upon changing macroeconomic fundamentals.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

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Net Asset Value, End of Period	Total Return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(1)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

$ 9.81	(0.05)%	1.12%	5.89%	2.23%	4.78%	$ 3,396	70%
$ 11.54	21.36%	1.00%	5.22%	1.01%	5.21%	$ 17,360	87%
$ 12.94	13.75%	0.95%	4.72%	0.95%	4.72%	$ 31,782	88%
$ 12.41	3.59%	0.93%	4.41%	0.93%	4.41%	$ 44,194	111%
$ 13.61	16.59%	0.92%	3.90%	0.92%	3.90%	$ 53,671	94%

$ 7.32	(20.56)%	1.02%	0.14%	1.58%	(0.42)%	$ 3,654	2%
$ 8.47	15.95%	1.00%	0.32%	1.00%	0.32%	$ 12,065	4%
$ 8.95	5.67%	0.95%	0.59%	0.95%	0.59%	$ 17,933	11%
$ 8.97	0.72%	0.95%	0.45%	0.95%	0.45%	$ 19,974	15%
$ 9.51	7.76%	0.93%	0.48%	0.93%	0.48%	$ 21,191	19%

$ 8.88	(9.96)%	1.11%	2.81%	1.54%	2.38%	$ 8,712	4%
$ 10.31	18.43%	1.00%	2.63%	1.00%	2.63%	$ 21,232	97%
$ 11.62	13.66%	0.93%	2.00%	0.93%	2.00%	$ 31,348	47%
$ 11.78	2.98%	0.93%	2.15%	0.93%	2.15%	$ 35,337	53%
$ 12.62	12.59%	0.92%	2.03%	0.92%	2.03%	$ 38,614	73%

$ 11.07	11.26%(2)	1.00%(3)	0.56%(3)	1.76%(3)	(0.20)%(3)	$ 403	31%
$ 12.67	15.21%	1.00%	0.96%	1.78%	0.18%	$ 2,161	7%
$ 15.75	25.84%	0.97%	1.31%	1.06%	1.22%	$ 7,666	10%

$ 11.13	11.30%(2)	1.00%(3)	1.62%(3)	1.05%(3)	1.57%(3)	$ 2,324	1%
$ 11.68	5.14%	1.00%	0.28%	1.04%	0.23%	$ 7,749	82%
$ 12.36	7.26%	0.97%	0.49%	0.97%	0.49%	$ 10,138	213%(7)

$ 9.70	(13.00)%	1.15%	(0.10)%	2.10%	(1.05)%	$ 3,106	3%
$ 12.55	29.63%	1.00%	0.20%	1.00%	0.20%	$ 10,352	25%
$ 14.67	16.91%	0.95%	0.17%	0.95%	0.17%	$ 17,805	10%
$ 16.49	12.67%	0.95%	0.49%	0.95%	0.49%	$ 25,215	7%
$ 17.40	7.24%	0.93%	0.65%	0.93%	0.65%	$ 28,814	8%

$ 9.41	(13.67)%	1.21%	(0.44)%	3.38%	(2.61)%	$ 755	20%
$ 12.38	31.56%	1.00%	(0.28)%	1.05%	(0.33)%	$ 2,998	80%
$ 14.38	18.75%	0.98%	(0.31)%	0.98%	(0.31)%	$ 5,881	18%
$ 16.27	13.24%	1.00%	0.18%	1.02%	0.16%	$ 10,737	49%
$ 17.66	10.28%	0.96%	0.24%	0.96%	0.24%	$ 15,127	51%

$ 8.87	(15.12)%	1.21%(4)	(0.20)%(4)	3.33%(4)	(2.32)%(4)	$ 930	113%
$ 11.03	24.35%	1.00%(4)	1.02%(4)	1.06%(4)	0.96%(4)	$ 4,219	151%
$ 11.89	11.63%	0.98%(4)	0.77%(4)	0.98%(4)	0.77%(4)	$ 6,152	81%
$ 12.70	9.66%	1.00%(4)	0.75%(4)	1.00%(4)	0.75%(4)	$ 6,847	44%
$ 14.57	19.61%	0.97%(4)	1.08%(4)	0.97%(4)	1.08%(4)	$ 8,558	31%

$ 11.97	19.70%(2)	1.00%(3)	(0.19)%(3)	1.19%(3)	(0.38)%(3)	$ 1,319	3%
$ 13.95	17.18%	0.99%	(0.19)%	1.05%	(0.25)%	$ 8,003	10%
$ 14.44	4.84%	0.95%	0.01%	0.95%	0.01%	$ 14,402	17%

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Financial Highlights (continued)

(For a share outstanding throughout each period)

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Year ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period

Huntington VA Mortgage Securities Fund
2004(2)	$ 10.00	0.18	0.41	0.59	--	--	$ 10.59
2005	$ 10.59	0.37 (5)	(0.24)	0.13	(0.07)	(0.07)	$ 10.65
2006	$ 10.65	0.43 (5)	0.20	0.63	(0.14)	(0.14)	$ 11.14

(1) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(2) Reflects operations for the period from May 3, 2004 (commencement of operations) to December 31, 2004.

(3) Not annualized.

(4) Computed on annualized basis.

(5) Per share net investment income (loss) has been calculated using the average daily shares method.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

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Total Return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(1)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

5.90%(3)	1.00%(4)	3.42%(4)	1.33%(4)	3.09%(4)	$ 407	51%
1.25%	1.00%	3.53%	1.50%	3.03%	$ 3,208	19%
5.89%	0.99%	3.99%	1.15%	3.83%	$ 7,132	36%

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Additional Investment Strategies

Fundamental Investment Policies

The following are fundamental policies of the indicated Fund:

VA Growth Fund

  at least 65% of total assets invested in equity securities.

Additional Investment Information

VA Rotating Markets Fund. Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and global) will offer the greatest potential for capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time. While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund’s Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund’s ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

Fund Name	Fund Code

VA Dividend Capture Fund	1
VA Growth Fund	2
VA Income Equity Fund	3
VA International Equity Fund	4
VA Macro 100 Fund	5
VA Mid Corp America Fund	6
VA New Economy Fund	7
VA Rotating Markets Fund	8
VA Situs Small Cap Fund	9
VA Mortgage Securities Fund	10

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Instrument	Fund Code	Risk Type

American Depository Receipts (“ADRs”): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership. ADRs pay dividends in U.S. dollars. Generally, ADRs are designed for trading in the U.S. securities market.

	1-9	Market Political Foreign Investment Currency Risk Foreign Custodial Services and Related Investment Costs

Asset-Backed Securities: Securities backed by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or assets.

	7, 9, 10	Prepayment Market Credit Regulatory Extension Risk

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. They generally have maturities of six months or less.	1-10	Credit Liquidity Market

Bonds: Bonds or fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a bond or a fixed income security must repay the principal amount of the security, normally within a specified time. Bonds or fixed income securities provide more regular income than equity securities. However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.

	1-10	Market Credit Liquidity Prepayment Extension

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. The Funds will sell only covered call and secured put options. Those Funds that are authorized to write or purchase put and call options must cover such options and may buy bonds’ existing option contraction known as “closing transactions”.

	1-10	Management Liquidity Credit Market Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.	1-10	Market Credit Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Their maturities generally vary from a few days to nine months.	1-10	Credit Liquidity Market

Common Stock: Shares of ownership of a company.	1-10	Market

Convertible Securities: Bonds or preferred stock that convert to common stock.	1-10	Credit Market

Demand Notes: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

	1-10	Market Liquidity Management

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g., put and calls), options on futures, swap agreements, and some mortgage-backed securities.

	1-10	Management Market Credit Liquidity Leverage

European Depositary Receipts (“EDRs”): EDRs, which are sometimes referred to as Continental Depositary Receipts, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally, EDRs are designed for trading in European securities markets.

	4, 5, 7, 8, 9	Market Political Foreign Investment Currency Foreign Custodial Services and Related Investment Costs

Foreign Securities: Stocks issued by foreign companies including ADRs, European Depositary Receipts and Global Depository Receipts, as well as commercial paper of foreign issuers and obligations of foreign governments, companies, banks, overseas branches of U.S. banks or supranational entities.

	1-9	Market Political Foreign Investment Liquidity

Forward Foreign Currency Contracts: An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set by the parties involved at the time the contract is negotiated.

	1-9	Management Liquidity Credit Market Political Leverage Foreign Investment Currency Foreign Custodial Services and Related Investment Costs

Foreign Exchange Contracts: Spot currency trades whereby one currency is exchanged for another. The Fund may also enter into derivative contracts in which a foreign currency is an underlying contract.	4, 8, 9	Management Liquidity Credit Market Political Leverage

Futures and Related Options: A contract providing for the future sale and purchase of a specific amount of a specific security, class of securities, or index at a specified time in the future and at a specified price. The aggregate value of options on securities (long puts and calls) will not exceed 10% of a Fund’s net assets at the time it purchases the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund’s assets. Futures contracts are considered to be commodity contracts. The Funds have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a commodity pool operator under the Act.

	1-10	Management Market Credit Liquidity Leverage

Global Depositary Receipts (“GDRs”): GDRs are securities, typically issued globally by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally, GDRs are designed for trading in non-U.S. securities markets.

	4, 5, 7, 8, 9	Market Political Foreign Investment Currency Foreign Custodial Services and Related Investment Costs

Illiquid Securities: Securities that ordinarily cannot be sold within seven business days at the value the Fund has estimated for them. The Funds may invest up to 15% of their assets in illiquid securities.

	1-10	Liquidity Market

Index-Based Securities: Index-based securities such as: iShares Russell 2000 Index Fund, Standard & Poor’s Depository Receipts and NASDAQ-100 Index Tracking Stock “NASDAQ 100”), include exchange traded funds and represent ownership in an investment portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index or the NASDAQ-100. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.

	1-10	Market

Investment Company Securities: Shares of registered investment companies. These may include Huntington Money Market Funds and other registered investment companies for which the Advisor or any of its affiliates serves as investment advisor, administrator or distributor. Investment company securities may also include index-based securities. Shares of most index-based securities are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at NAV for cash or securities. Index-based securities may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, index-based securities charge asset-based fees, although these fees tend to be relatively low. Index-based securities generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell index-based security shares. Except for the VA Rotating Markets Fund, each of the Funds generally may invest up to 5% of its assets in the Shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company and may not invest more than 10% of its assets in the Shares of other registered investment companies (“3, 5, 10% limits”). However, each of the Funds may invest up to 25% of its assets in the Interfund Shares of the Huntington Money Market Fund, pursuant to an SEC exemptive order. In addition, pursuant to new exemptive rules, the Funds may exceed the general 3, 5, 10% limits subject to certain conditions of the rules. The VA Rotating Markets Fund may invest all or a portion of its assets in the Shares of any one investment company or investment companies, but may not own more than 3% of the securities of any one investment company. If the VA Rotating Markets Fund owns more than 1% of the Shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of another investment company, the Fund will indirectly bear investment management fees and other fees and expenses of that other investment company, which are in addition to the management and other fees the Fund pays its own Advisor.

	1-10	Market

Investment-grade Securities: Securities rated BBB or higher by Standard & Poor’s; Baa or better by Moody’s; similarly rated by other nationally recognized rating organizations; or, if not rated, determined to be of comparably high quality by the Advisor.

	1-10	Market Credit

Interests in Other Business Organizations: Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

	1, 2, 4-7, 9	Market Foreign Investment Currency Foreign Custodial Services and Related Investment Costs

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities with remaining maturities of one year or less. These may include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

	1-10	Market Credit

Mortgage-Backed Securities: Bonds backed by real estate loans and pools of loans. These include CMOs and real estate mortgage investment conduits (“REMICs”).	1-10	Prepayment Market Credit Regulatory Extension

Mortgage Dollar Rolls: A transaction in which a Fund sells security for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	10	Prepayment Market Regulatory Extension

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities (single family revenue bonds). There are two general types of municipal bonds: General-Obligation Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (“COPs”); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (“Mello-Roos”) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

	3, 10	Market Credit Political Tax Regulatory

Obligations of Supranational Agencies: Securities issued by supranational agencies that are chartered to promote economic development and are supported by various governments and government agencies.	4, 8, 9	Credit Foreign Investment Foreign Custodial and Related Investment Costs

Options on Currencies: A Fund may buy put options and sell covered call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets). A covered call option means the Fund will own an equal amount of the underlying foreign currency. Currency options help a Fund manage its exposure to changes in the value of the U.S. dollar relative to other currencies. If a Fund sells a put option on a foreign currency, it will establish a segregated account with its Custodian consisting of cash, U.S. government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.

	1-9	Management Liquidity Credit Market Political Leverage Foreign Investment Currency Foreign Custodial Services and Related Investment Costs

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

	1-10	Market

Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate loans or interest.	1-10	Liquidity Management Market Regulatory Tax Prepayment Extension Real Estate/REIT

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-10	Market

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-10	Market Leverage

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities. Restricted securities may be either liquid or illiquid securities.

	1-10	Liquidity Market

Securities Lending: All Funds may each lend up to 33 1/3% of their total assets. Such loans must be fully collateralized by cash, U.S. government obligations or other high-quality debt obligations and marked to market daily.

	1-10	Market Liquidity Leverage

Tax-Exempt Commercial Paper: Commercial paper issued by governments and political sub-divisions.	3, 10	Credit Liquidity Market Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for a deposit of money.	1-10	Liquidity Credit Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and certificates of accrual of Treasury securities.	1-9	Market

Unit Investment Trusts: A type of investment company, registered with the SEC under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal. Certain exchange traded funds are organized as unit investment trusts.

	1-10	Market

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States government and some GSE securities are not. GSE securities backed by the full faith and credit of the United States government include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds. GSE securities not backed by the full faith and credit of the United States government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations. Other GSE securities are not backed by the full faith and credit of the United States government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation. Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

	1-10	Market Credit

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.	1-10	Market

Variable and Floating Rate Instruments: Obligations with interest rates that are reset daily, weekly, quarterly or on some other schedule. Such instruments may be payable to a Fund on demand.	1-10	Credit Liquidity Market

Warrants: Securities that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are typically issued with preferred stock and bonds.	1-10	Market Credit

When-Issued Securities and Forward Commitments: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date.	1-10	Market Leverage Liquidity Credit

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.

	1-10	Market Credit

Zero-Coupon Securities: Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity.

	1-10	Credit Market Zero Coupon Liquidity Prepayment Extension

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Glossary of Investment Risks

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Active Trading. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

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Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

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Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Hedging. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund’s hedging transactions will be effective.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market.

Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund’s risk of loss and potential for gain.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small-cap and mid-cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment Risk. Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a discussion by each Fund’s portfolio manager of recent market conditions, economic trends and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Funds and their policies as well as the Funds’ policies. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus.

The SAI contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities. These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on The Huntington Funds’ website at www.huntingtonvafunds.com

Huntington Asset Advisors, Inc., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Funds.

Laffer Investments, Inc. is the Sub-Advisor to the Huntington VA Macro 100 Fund.

Edgewood Services, Inc. is the Distributor and is not affiliated with The Huntington National Bank.

To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries:

Call

(800) 253-0412

Write

The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

Log on to the Internet

You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. The SEC’s website contains text-only versions of The Huntington Funds’ documents.

Contact the SEC

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Call (202) 551-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

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Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102.

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The Huntington Funds’ Investment Company Act registration number is 811-5010.

Cusip 446771305	Cusip 446771875	Cusip 446771701
Cusip 446771206	Cusip 446771503	Cusip 446771883
Cusip 446771107	Cusip 446771602	Cusip 446771867
Cusip 446771800

[Logo of Huntington Funds]

The Huntington Funds Shareholder Services: 1-800-253-0412,

The Huntington Investment Company, Member NASD/SIPC, a Registered Investment Advisor and a wholly-owned subsidiary of Huntington Bancshares Incorporated: 1-800-322-4600

Not A Deposit * Not FDIC Insured * May Lose Value * No Bank Guarantee * Not Insured By Any Government Agency

[Logo of Huntington Funds]

The Huntington Funds Shareholder Services:
1-800-253-0412

The Huntington Investment Company, Member NASD/SIPC,
a Registered Investment Advisor and a wholly-owned
subsidiary of Huntington Bancshares Incorporated:
1-800-322-4600

                              THE HUNTINGTON FUNDS

                                  EQUITY FUNDS
                      Huntington VA Dividend Capture Fund
                           Huntington VA Growth Fund
                        Huntington VA Income Equity Fund
                    Huntington VA International Equity Fund
                          Huntington VA Macro 100 Fund
                      Huntington VA Mid Corp America Fund
                         Huntington VA New Economy Fund
                      Huntington VA Rotating Markets Fund
                       Huntington VA Situs Small Cap Fund

                                  INCOME FUND
                     Huntington VA Mortgage Securities Fund

                      STATEMENT OF ADDITIONAL INFORMATION

This  Statement of Additional Information ("SAI") contains information which may be of interest to investors in The Huntington Funds but which is not included in the Prospectus.  This  SAI  is  not  a  Prospectus  and  is  only authorized for distribution when accompanied or preceded by the Prospectus for  The  Huntington
Funds  dated  May 1, 2007. This SAI should be read together with the Prospectus.
The SAI incorporates  by  reference  the  Funds'  Annual  Report.  Investors may obtain  a free copy of a Prospectus or Annual Report by calling  The  Huntington
Funds at  800-253-0412. These documents are also available on the Funds' website
at www.huntingtonvafunds.com.   Capitalized  terms  used but not defined in this
SAI have the same meaning as set forth in the Prospectus.

                                  May 1, 2007

DEFINITIONS                                                                              1

HOW ARE THE FUNDS ORGANIZED?                                                             2
SECURITIES IN WHICH THE FUNDS INVEST                                                     3
INVESTMENT PRACTICES                                                                     7
      ADJUSTABLE RATE NOTES                                                              7
      AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS"),      7
      CONTINENTAL DEPOSITARY RECEIPTS ("CDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")
      ASSET-BACKED SECURITIES (NON-MORTGAGE)                                             7
      COMMON STOCK                                                                       8
      CONVERTIBLE SECURITIES                                                             8
      CORPORATE DEBT (INCLUDING BONDS, NOTES AND DEBENTURES)                             8
      CREDIT-ENHANCED SECURITIES                                                         8
      DEFENSIVE INVESTMENTS                                                              8
      EQUITY SECURITIES                                                                  9
      FIXED INCOME SECURITIES                                                            9
      FOREIGN CURRENCY OPTIONS                                                           9
      FOREIGN CURRENCY TRANSACTIONS                                                      9
      FORWARD FOREIGN CURRENCY AND FOREIGN CURRENCY FUTURES CONTRACTS                   10
      FOREIGN SECURITIES                                                                11
      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS                                12
      INDEX-BASED SECURITIES                                                            14
      INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS                    15
      INTERESTS IN OTHER BUSINESS ORGANIZATIONS                                         16
      MONEY MARKET INSTRUMENTS                                                          16
      BANK OBLIGATIONS                                                                  16
      VARIABLE RATE DEMAND NOTES                                                        17
      MORTGAGE DOLLAR ROLL TRANSACTIONS                                                 17
      MORTGAGE-RELATED SECURITIES                                                       18
      MORTGAGE PASS-THROUGH SECURITIES                                                  18
      ADJUSTABLE RATE MORTGAGE SECURITIES                                               19
      DERIVATIVE MORTGAGE SECURITIES                                                    19
      OPTIONS                                                                           21
      PREFERRED STOCK                                                                   23
      REAL ESTATE INVESTMENT TRUSTS                                                     23
      REPURCHASE AGREEMENTS                                                             23
      RESTRICTED AND ILLIQUID SECURITIES                                                23
      REVERSE REPURCHASE AGREEMENTS                                                     24
      SECURITIES LENDING                                                                24
      SECURITIES OF OTHER INVESTMENT COMPANIES                                          25
      SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES                                     25
      U.S. GOVERNMENT SECURITIES                                                        25
      WARRANTS                                                                          26
      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS                                     26
      ZERO-COUPON SECURITIES                                                            26
INVESTMENT RISKS                                                                        27
      CALL RISK                                                                         27
      CREDIT (OR DEFAULT) RISK                                                          27
      CURRENCY RISK                                                                     27
      DERIVATIVE CONTRACTS RISK                                                         28
      EQUITY RISK                                                                       28
      EXTENSION RISK                                                                    28
      FOREIGN CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS                           28
      FOREIGN INVESTMENT RISK                                                           29
      INDEX-BASED SECURITIES RISK                                                       29
      INTEREST RATE RISK                                                                29
      INVESTMENT STYLE RISK                                                             29
      LEVERAGE RISK                                                                     29
      LIQUIDITY RISK                                                                    30
      MARKET RISK                                                                       30
      PREPAYMENT RISK                                                                   30
      REAL ESTATE/REIT RISK                                                             30
      SECURITY-SPECIFIC RISK                                                            30
INVESTMENT RESTRICTIONS                                                                 31
PORTFOLIO TURNOVER                                                                      34
VALUATION                                                                               34
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS                                          35
FEES PAID BY THE FUNDS FOR SERVICES                                                     55
PRINCIPAL HOLDERS OF SECURITIES                                                         57
SHAREHOLDER RIGHTS                                                                      58
ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS                          59
TAXES                                                                                   59
DIVIDENDS AND DISTRIBUTIONS                                                             62
PERFORMANCE INFORMATION                                                                 62
FINANCIAL STATEMENTS                                                                    63
INVESTMENT RATINGS                                                                      63
ADDRESSES                                                                               67
APPENDIX                                                                                69

                                  Definitions

For convenience, we will use the following terms throughout this SAI.

"Advisers Act"        --  Investment Advisers Act of 1940.

 "Advisor"          --  Huntington Asset Advisors, Inc.,  the Trust's investment advisor.

"Code"                --  Internal Revenue Code of 1986, as amended.

"Distributor"       -- Edgewood Services, Inc., the Trust's distributor.

"Federated"         -- Federated    Services    Company,   the   Trust's    sub-
                       administrator.

"Funds"             -- Each  of the separate investment  portfolios  covered  by this SAI.

"Huntington Bank"   -- The Huntington  National  Bank,  the  administrator, fund accountant and custodian of the Funds.

"Independent Trustees"--Trustees who are not "interested persons"  of the Trust, as defined in the 1940 Act.

"Interested Trustees"--Trustees  who are "interested persons" of the  Trust,  as defined in the 1940 Act.

"1940 Act"          -- Investment Company Act of 1940.

"NRSRO"             -- Nationally  Recognized  Statistical  Ratings Organization
                       such as Moody's Investors Service (Moody's) or Standard &
                       Poor's (S&P).

"Sub-Advisor"       -- Laffer  Investments, Inc., the Huntington  VA  Macro  100
                       Fund's sub-advisor.

"Prospectus"        -- The Prospectus of the Funds.

"Trust"             -- The Huntington Funds.

                          HOW ARE THE FUNDS ORGANIZED?

The  Trust  was  originally  two separate  Massachusetts  business  trusts,  The
Huntington Funds, established  on  February  10,  1987  and Huntington VA Funds,
established  on  June 30, 1999 (together, the "Original Trusts").  The  Original
Trusts were reorganized  into  a  single  Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust is registered under the
1940 Act, as an open-end management investment  company.  The  Trust operates 30 separate  series  or  mutual  funds, each with its own investment objective  and strategy. The 10 Funds ("VA Portfolios")  covered  by this SAI  were established
exclusively   as   investment   vehicles  for  separate  accounts   offered   by
participating insurance companies. Each of these Funds is diversified.

Effective May 1, 2003, the Huntington VA Rotating Index Fund changed its name to the Huntington VA Rotating Markets  Fund  in  connection  with  changes  to  its investment objective and policies, as described in its proxy statement and acted on  at  a  special shareholder meeting held on April 17, 2003. The changes allow the Fund to  rotate  investments  among stocks comprising equity market segments rather than indices.

Much of the information contained in this SAI expands upon subjects discussed in the Funds' Prospectus. No investment  in units of beneficial interest ("Shares")
of a Fund should be made without first reading the Funds' Prospectus.

                      SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.

                                       VA DIVIDEND CAPTURE  VA GROWTH  VA INCOME EQUITY                       VA MID CORP AMERICA
                                               FUND            FUND          FUND        VA ROTATING MARKETS          FUND
                                                                                                 FUND

EQUITY SECURITIES
 Common Stocks                                  P               P              P                  P                    P
 Preferred Stocks                               P               P              P                  A                    A
 Real Estate Investment Trusts                  P               A              A                  A                    A
 Warrants                                       A               A              A                  A                    A
 Interests in Other Business                    A               A              N                  N                    A
 Organizations
FIXED INCOME SECURITIES
 Treasury Receipts                              A               A              A                  A                    A
 U.S. Treasury Obligations                      A               A              A                  A                    A
 U.S. Government
 Agency Securities                              A               A              A                  A                    A
 Bonds                                          A               A              A                  A                    A
 Certificates of Deposit                        A               A              A                  A                    A
 Corporate Debt Securities                      A               A              A                  A                    A
 Commercial Paper                               A               A              A                  A                    A
 Demand Notes                                   A               A              A                  A                    A
 Mortgage Backed Securities                     A               A              A                  A                    A
 Asset Backed Securities                        N               N              N                  N                    N
 Zero Coupon Securities                         A               A              A                  A                    A
 Bankers' Acceptances                           A               A              A                  A                    A
 Investment Grade Securities                    A               A              A                  A                    A
   Convertible Securities                       A               A              A                  A                    A
TAX EXEMPT SECURITIES
 General Obligation Bonds                       N               N              A                  N                    N
 Special Revenue Bonds                          N               N              A                  N                    N
 Tax Exempt Commercial Paper                    N               N              A                  N                    N
 Tax Increment Financing   Bonds                N               N              A                  N                    N
 Municipal Notes                                N               N              A                  N                    N
 Variable Rate Instruments                      A               A              A                  A                    A
 Municipal Leases                               N               N              A                  N                    N
FOREIGN SECURITIES
 American Depository Receipts                   A               A              A                  A                    A
 European Depository Receipts                   N               N              N                  A                    N
 Global Depository Receipts                     N               N              N                  A                    N
 Foreign Forward
 Currency Contracts                             A               A              A                  A                    A
 Foreign Exchange Contracts                     N               N              N                  A                    N
 Obligations of Supranational
 Agencies                                       N               N              N                  A                    N

                                      VA NEW ECONOMY VA INTERNATIONAL EQUITY VA MACRO 100 VA SITUS SMALL CAP VA MORTGAGE SECURITIES
                                           FUND               FUND               FUND            FUND                 FUND

EQUITY SECURITIES
 Common Stocks                               P                  P                  P               P                    A
 Preferred Stocks                            A                  P                  A               A                    A
 Real Estate Investment Trusts               A                  A                  A               A                    A
 Warrants                                    A                  A                  A               A                    A
 Interests in Other Business                 A                  A                  A               A                    N
 Organizations
FIXED INCOME SECURITIES
 Treasury Receipts                           A                  A                  A               A                    N
 U.S. Treasury Obligations                   A                  A                  A               A                    A
 U.S. Government                             A                  A                  A               A                    A
 Agency Securities
 Bonds                                       A                  A                  A               A                    A
 Certificates of Deposit                     A                  A                  A               A                    A
 Corporate Debt Securities                   A                  A                  A               A                    A
 Commercial Paper                            A                  A                  A               A                    A
 Demand Notes                                A                  A                  A               A                    A
 Taxable Municipal Securities                N                  N                  N               N                    A
 Mortgage Backed Securities                  A                  A                  A               A                    P
 Mortgage Dollar Rolls                       N                  N                  N               N                    A
 Asset Backed Securities                     A                  N                  N               A                    A
 Zero Coupon Securities                      A                  A                  A               A                    A
 Bankers' Acceptances                        A                  A                  A               A                    A
 Credit Enhancement                          N                  N                  N               N                    A
 Investment Grade Securities                 A                  A                  A               A                    A
   Convertible Securities                    A                  A                  A               A                    A
TAX EXEMPT SECURITIES
 General Obligation Bonds                    N                  N                  N               N                    A
 Special Revenue Bonds                       N                  N                  N               N                    A
 Tax Exempt Commercial Paper                 N                  N                  N               N                    A
 Tax Increment Financing Bonds               N                  N                  N               N                    A
 Municipal Notes                             N                  N                  N               N                    A
 Variable Rate Instruments                   A                  A                  A               A                    A
 Municipal Leases                            N                  N                  N               N                    A
FOREIGN SECURITIES
 American Depository Receipts                A                  A                  A               A                    N
 European Depository Receipts                A                  A                  A               A                    N
 Global Depository Receipts                  A                  A                  A               A                    N
 Foreign Forward                             A                  A                  A               A                    N
 Currency Contracts
 Foreign Exchange Contracts                  N                  A                  N               A                    N
 Obligations of Supranational                N                  A                  N               A                    N
 Agencies

                              VA DIVIDEND CAPTURE    VA GROWTH    VA INCOME EQUITY    VA ROTATING MARKETS    VA MID CORP AMERICA
                                      FUND              FUND            FUND                  FUND                   FUND

DERIVATIVE CONTRACTS
 Call and Put Options                  A                 A                A                    A                      A
 Futures Contracts                     A                 A                A                    A                      A
 Options                               A                 A                A                    A                      A
 Options on Currencies                 A                 A                A                    A                      A
SPECIAL TRANSACTIONS
 Repurchase Agreements                 A                 A                A                    A                      A
 Reverse Repurchase                    A                 A                A                    A                      A
 Agreements
 Delayed Delivery                      A                 A                A                    A                      A
 Transactions
 Securities Lending                    A                 A                A                    A                      A
 Illiquid Securities                   A                 A                A                    A                      A
 Restricted Securities                 A                 A                A                    A                      A
 Time Deposits                         A                 A                A                    A                      A
 When-Issued Securities                A                 A                A                    A                      A
 Yankee Bonds                          A                 A                A                    A                      A
 Index-Based Securities                A                 A                A                    P                      A
Investment Company                     A                 A                A                    A                      A
Securities

                             VA NEW ECONOMY   VA INTERNATIONAL EQUITY   VA MACRO 100   VA SITUS SMALL CAP   VA MORTGAGE SECURITIES
                                  FUND                 FUND                 FUND              FUND                   FUND

DERIVATIVE CONTRACTS
 Call and Put Options               A                    A                    A                 A                      A
 Futures Contracts                  A                    A                    A                 A                      A
 Options                            A                    A                    A                 A                      A
 Options on Currencies              A                    A                    A                 A                      N
SPECIAL TRANSACTIONS
 Repurchase Agreements              A                    A                    A                 A                      A
 Reverse Repurchase                 A                    A                    A                 A                      A
 Agreements
 Delayed Delivery                   A                    A                    A                 A                      A
 Transactions
 Securities Lending                 A                    A                    A                 A                      A
 Illiquid Securities                A                    A                    A                 A                      A
 Restricted Securities              A                    A                    A                 A                      A
 Time Deposits                      A                    A                    A                 A                      A
 When-Issued Securities             A                    A                    A                 A                      A
 Yankee Bonds                       A                    A                    A                 A                      N
 Index-Based Securities             A                    A                    A                 A                      A
 Investment Company                 A                    A                    A                 A                      A
Securities

                              INVESTMENT PRACTICES

The Prospectus discusses the principal investment strategies of the Funds. Below you  will  find  more  detail  about the types  of  investments  and  investment practices permitted by each Fund,  as  noted  in the preceding tables, including those which are not part of a Fund's principal investment strategy.

ADJUSTABLE RATE NOTES

 The categories of Fixed Income Securities and Tax Exempt Securities may include
"adjustable rate notes," which include variable  rate  notes  and  floating rate notes.  A floating rate note is one whose terms provide for the readjustment  of its interest  rate  whenever  a specified interest rate changes and that, at any time, can reasonably be expected  to  have  a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased  by  a  Fund, the Fund may seek to resell the note at any time to a third party. The absence  of  an active secondary market, however, could make it difficult for the Fund to dispose  of a variable or floating rate note in the event the issuer of the note defaulted  on its  payment  obligations  and the Fund could, as a result or for other reasons, suffer a loss to the extent  of the default. Variable or floating rate notes may be secured by bank letters of  credit.  A demand instrument with a demand notice period exceeding seven days may be considered  illiquid if there is no secondary market for such security. Such security will be  subject  to a Fund's limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment  of  the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

AMERICAN  DEPOSITARY  RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS  ("EDRS"),
CONTINENTAL DEPOSITARY RECEIPTS ("CDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

ADRs  are securities, typically  issued  by  a  U.S.  financial  institution  (a
"depositary"),  that  evidence  ownership  interests  in a security or a pool of securities issued by a foreign issuer and deposited with  the  depositary.  ADRs
include  American  Depositary  Shares  and  New  York  Shares.   EDRs, which are
sometimes  referred to as CDRs, are securities, typically issued by  a  non-U.S.
financial institution, that evidence ownership interests in a security or a pool of securities  issued  by  either  a  U.S.  or  foreign issuer.  GDRs are issued
globally  and  evidence a similar ownership arrangement.   Generally,  ADRs  are
designed for trading  in  the  U.S.  securities  markets,  EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-
U.S.  securities  markets.   ADRs,  EDRs,  CDRs  and  GDRs may be available  for
investment  through  "sponsored"  or  "unsponsored"  facilities.    A  sponsored
facility  is  established  jointly by the issuer of the security underlying  the receipt and a depositary, whereas  an unsponsored facility may be established by a depositary without participation by  the  issuer  of  the receipt's underlying security.  Holders of an unsponsored depositary receipt generally  bear  all the costs  of  the  unsponsored facility.  The depositary of an unsponsored facility frequently is under  no  obligation  to  distribute  shareholder  communications received  from  the issuer of the deposited security or to pass through  to  the holders of the receipts voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES (NON-MORTGAGE)

Asset-backed securities  are  instruments  secured by company receivables, truck and  auto  loans,  leases,  and  credit card receivables.  Such  securities  are
generally  issued  as  pass-through  certificates,   which  represent  undivided
fractional  ownership  interests  in  the  underlying  pools   of  assets.  Such
securities also may be debt instruments, which are also known as  collateralized obligations  and  are generally issued as the debt of a special purpose  entity, such as a trust, organized  solely  for  the  purpose  of owning such assets and issuing such debt.

The purchase of non-mortgage asset-backed securities raises  risk considerations peculiar  to  the financing of the instruments underlying such securities.  Like mortgages underlying  mortgage-backed  securities,  underlying  automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which  may  reduce  the  overall  return  to  certificate holders. Nevertheless, principal prepayment rates tend not to vary as  much  in  response to changes in interest rates and the short-term nature of the underlying  car  loans  or other receivables  tend  to  dampen  the impact of any change in the prepayment level.
Certificate holders may also experience delays in payment on the certificates if the  full amounts due on underlying  sales  contracts  or  receivables  are  not realized  by the trust because of unanticipated legal or administrative costs of enforcing the  contracts  or because of depreciation or damage to the collateral
(usually automobiles) securing certain contracts, or other factors.

COMMON STOCK

Common stock is a type of equity security which represents an ownership interest in a corporation and the right  to a portion of the assets of the corporation in the  event  of liquidation. This right,  however,  is  subordinate  to  that  of preferred stockholders  and  any  creditors, including holders of debt issued by the  corporation. Owners of common stock  are  generally  entitled  to  vote  on important matters. A corporation may pay dividends on common stock.

CONVERTIBLE SECURITIES

Convertible  securities include fixed income securities that may be exchanged or converted into  a  predetermined  number  of  shares  of the issuer's underlying common stock at the option of the holder during a specified  period. Convertible securities  may take the form of convertible preferred stock, convertible  bonds or debentures,  units consisting of "usable" bonds and warrants or a combination of the features of  several  of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment  strategies.  A  Fund  will  exchange or convert  the  convertible  securities  held in its portfolio into shares of  the
underlying  common  stock  when,  in  the  Advisor's   opinion,  the  investment
characteristics  of  the  underlying  common  shares  will assist  the  Fund  in achieving  its  investment  objective.  Otherwise the Fund  may  hold  or  trade convertible securities.

CORPORATE DEBT (INCLUDING BONDS, NOTES AND DEBENTURES)

Corporate debt includes any obligation of  a  corporation  to  repay  a borrowed amount at maturity and usually to pay the holder interest at specific intervals.
Corporate  debt can have a long or short maturity and is often rated by  one  or more NRSROs. See the Appendix to this SAI for a description of these ratings.

In addition,  the credit risk of an issuer's debt security may vary based on its priority for repayment.  For  example,  higher  ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that  the  issuer  might  not  make  payments on subordinated  securities  while continuing to make payments on senior  securities.  In addition, in the event of bankruptcy, holders of senior securities  may  receive amounts otherwise payable to the holders of subordinated securities.  Some  subordinated  securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments  under  certain circumstances.  For example, insurance companies  issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

CREDIT-ENHANCED SECURITIES

Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence  of  a  guarantee,  letter  of  credit,  insurance or unconditional  demand  feature. In most cases, the Advisor evaluates the  credit quality  and ratings of credit-enhanced  securities  based  upon  the  financial condition and ratings of the party providing the credit enhancement (the "credit enhancer") rather than the issuer. However, except where prohibited by Rule 2a-7 under the  1940  Act,  credit-enhanced  securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets  in  securities  issued,  guaranteed or otherwise  credit enhanced by the credit enhancer, in which case the  securities will be treated  as  having  been  issued  both  by  the  issuer  and the credit enhancer.  The  bankruptcy, receivership or default of the credit enhancer  will adversely affect  the  quality  and  marketability of the underlying security. A default on the underlying security or  other  event  that  terminates  a  demand feature  prior  to  its  exercise  will  adversely  affect  the liquidity of the underlying security.

DEFENSIVE INVESTMENTS

At  times  the Advisor may determine that conditions in securities  markets  may make pursuing  a  Fund's  principal  investment strategies inconsistent with the best  interests of the Fund's shareholders.  At  such  times,  the  Advisor  may
temporarily   use   alternative   strategies,   primarily   designed  to  reduce
fluctuations  in the value of a Fund's assets. In implementing  these  temporary
"defensive" strategies,  a  Fund  may  temporarily place all or a portion of its assets in cash, U.S. Government securities,  debt  securities  which the Advisor considers to be of comparable quality to the acceptable investments  of the Fund
and   other  investments  which  the  Advisor  considers  consistent  with  such strategies.

EQUITY SECURITIES

Equity  securities  include  both  foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable  into common or preferred stocks,
and   other   securities   which   the  Advisor  believes  have   common   stock
characteristics, such as rights and warrants.

FIXED INCOME SECURITIES

Fixed  income  securities include corporate  debt  securities,  U.S.  Government securities, mortgage-related  securities,  tax-exempt  securities  and any other securities which provide a stream of fixed payments to the holder.

FOREIGN CURRENCY OPTIONS (ALSO SEE "OPTIONS")

Options  on  foreign currencies operate similarly to options on securities,  and are traded primarily  in  the over-the-counter market (so-called "OTC options"), although options on foreign  currencies  have  recently  been  listed on several exchanges.  Options will be purchased or written only when the Advisor  believes that a liquid  secondary  market  exists  for  such  options.  There  can  be no assurance  that a liquid secondary market will exist for a particular option  at any specific  time.  Options  on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

Purchases and sales of options  may be used to increase current return. They are also  used  in  connection  with hedging  transactions.  See  "Foreign  Currency
Transactions."

Writing covered call options  on  currencies  may  offset  some  of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and  call  options on foreign currency futures contracts and on foreign currencies. A put option on a  futures  contract  gives  a  Fund the right to assume a short position in the futures contract until expiration  of  the  option.  A  call option on a futures contract  gives  a  Fund  the  right to assume a long position  in  the  futures contract until the expiration of the option.

The value of a foreign currency  option  is  dependent  upon  the  value  of the foreign  currency  and  the  U.S.  dollar,  and  may have no relationship to the investment merits of a foreign security. Because foreign  currency  transactions occurring  in  the  interbank  market involve substantially larger amounts  than those that may be involved in the  use  of  foreign  currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying  foreign  currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or  other  market  sources  be  firm  or  revised  on  a timely basis. Available quotation information is generally representative of very  large transactions in the  interbank  market and thus may not reflect relatively smaller  transactions
(less than $1 million)  where  rates may be less favorable. The interbank market in foreign currencies is a global,  around-the-clock  market. To the extent that the  U.S.  options  markets  are  closed  while the markets for  the  underlying currencies remain open, significant price and  rate  movements may take place in the  underlying markets that cannot be reflected in the  U.S.  options  markets.
Options contracts are generally valued at the mean of the bid and asked price as reported  on  the  highest-volume  exchange  (in  terms  of the number of option contracts traded for that issue) on which such options are traded.

FOREIGN CURRENCY TRANSACTIONS

Foreign currency transactions include purchasing and selling foreign currencies, entering  into  forward  or  futures  contracts  to  purchase  or  sell  foreign
currencies   (see   "Forward  Foreign  Currency  and  Foreign  Currency  Futures
Contracts"), and purchasing  and  selling  options  on  foreign  currencies (see
"Foreign Currency Options"). Foreign currency transactions may be  used to hedge against uncertainty in the level of future foreign currency exchange  rates  and to increase current return.

Purchases  and  sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both "transaction hedging"
and "position hedging."

Transaction hedging  involves  entering  into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities.  Transaction  hedging  is  used to
"lock  in"  the U.S. dollar price of a security to be purchased or sold, or  the
U.S. dollar equivalent  of a dividend or interest payment in a foreign currency.
The goal is to protect against  a possible loss resulting from an adverse change in the relationship between the U.S.  dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment  is  declared,  and  the date on which such payments are made or received.

Position hedging involves entering into foreign currency transactions  either to protect  against:  (i)  a decline in the value of a foreign currency in which  a security held or to be sold  is denominated; or (ii) an increase in the value of a foreign currency in which a  security  to  be  purchased  is  denominated.  In connection  with  position  hedging,  a Fund may purchase put or call options on foreign currency and foreign currency futures  contracts and buy or sell forward contracts and foreign currency futures contracts.

Neither  transaction  nor  position  hedging  eliminates   fluctuations  in  the
underlying prices of the securities which a Fund owns or intends  to purchase or sell.  They  simply establish a rate of exchange which can be achieved  at  some future point in  time.  Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential  gain  which  might  result from the increase in the value of such currency.

Hedging transactions are subject to correlation risk  due  to  the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future  value  of  such  securities  in  foreign  currencies  will change  as  a consequence  of market movements in the values of those securities  between  the dates the currency  exchange  transactions  are  entered into and the dates they mature.

FORWARD FOREIGN CURRENCY AND FOREIGN CURRENCY FUTURES CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any  fixed  number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the  holder  has the unilateral  right to cancel the contract at maturity by paying a specified  fee.
The contracts  are  traded  in  the  interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A foreign currency futures contract is  a  standardized  contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures  contracts  traded  in the  United  States  are  designed  by  and traded on exchanges regulated by the
Commodity Futures Trading Commission ("CFTC"),  such  as the New York Mercantile
Exchange.

Forward  foreign  currency  contracts  differ  from  foreign   currency  futures
contracts  in  certain  respects.  For example, the maturity date of  a  forward contract may be any fixed number of  days  from  the date of the contract agreed upon by the parties, rather than a predetermined date  in a given month. Forward contracts  may  be  in  any  amounts  agreed  upon  by the parties  rather  than predetermined  amounts.  Also,  forward foreign currency  contracts  are  traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures  contract,  a  Fund may either accept or make  delivery of the currency specified in the contract,  or  at  or  prior  to maturity  enter  into a closing transaction involving the purchase or sale of an offsetting contract.  Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange;  a  clearing  corporation  associated  with the exchange assumes responsibility for closing out such contracts.

Forward foreign currency contracts and foreign currency futures contracts can be used  to  increase  current return. They are also used in connection  with  both
"transaction  hedging"   and   "position   hedging."   See   "Foreign   Currency
Transactions."

Among  the  risks  of  using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of  trade which provides a secondary market. Although it is intended that any Fund using  foreign  currency  futures  contracts  and related options  will  only purchase or sell them on exchanges or boards of trade  where there appears to  be  an  active  secondary market, there is no assurance that a secondary market on an exchange or  board of trade will exist for any particular contract or option or at any particular  time.  In  such  event,  it  may not be possible  to  close  a  futures or related option position and, in the event  of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

In addition, it is impossible  to  forecast with precision the market value of a security  at  the expiration or maturity  of  a  forward  or  futures  contract.
Accordingly, it  may be necessary to purchase additional foreign currency on the spot market (and bear  the  expense of such purchase) if the market value of the security being hedged is less  than  the  amount  of  foreign currency a Fund is obligated to deliver and if a decision is made to sell  the  security  and  make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot  market  some  of the foreign currency received upon the sale of the hedged portfolio security if  the  market  value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

When a Fund purchases or sells a futures  contract,  it  is  required to deposit with  its custodian an amount of cash or U.S. Treasury bills up  to  5%  of  the amount  of  the  futures contract. This amount is known as "initial margin." The nature  of  initial  margin  is  different  from  that  of  margin  in  security
transactions   in   that   it  does  not  involve  borrowing  money  to  finance
transactions. Rather, initial  margin  is  similar to a performance bond or good faith  deposit  that is returned to a Fund upon  termination  of  the  contract, assuming a Fund satisfies its contractual obligation.

Subsequent payments  to  and from the broker occur on a daily basis in a process known as "marking to market."  These payments are called "variation margin," and are  made  as  the  value of the underlying  futures  contract  fluctuates.  For example, when a Fund  sells  a  futures contract and the price of the underlying currency rises above the delivery  price, the Fund's position declines in value.
The Fund then pays a broker a variation  margin  payment equal to the difference between the delivery price of the futures contract  and  the market price of the currency  underlying  the  futures  contract. Conversely, if the  price  of  the underlying currency falls below the delivery  price  of the contract, the Fund's futures  position  increases  in value. The broker then must  make  a  variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

When a Fund terminates a position  in  a futures contract, a final determination of variation margin is made, additional  cash is paid by or to the Fund, and the
Fund  realizes  a  loss or gain. Such closing  transactions  involve  additional commission costs.

FOREIGN SECURITIES (INCLUDING EMERGING MARKETS)

Foreign securities are  those  securities  which are issued by companies located outside  the  United  States and principally traded  in  foreign  markets.  This includes equity and debt  securities  of  foreign  entities  and  obligations of foreign branches of U.S. and foreign banks. Permissible investments  may consist of  obligations  of  foreign  branches  of  U.S.  banks  and foreign or domestic branches of foreign banks, including European Certificates  of Deposit, European
Time Deposits, Canadian Time Deposits and Yankee Certificates  of  Deposits, and
investments  in Canadian Commercial Paper, foreign securities and Europaper.  In addition, the Funds may invest in depositary receipts. The Funds may also invest
in  securities   issued   or  guaranteed  by  foreign  corporations  or  foreign
governments, their political  subdivisions,  agencies  or  instrumentalities and obligations  of  supranational  entities such as the World Bank  and  the  Asian
Development Bank. Investment in foreign  securities  is  subject  to a number of special risks.

Since  foreign  securities  are  normally  denominated  and  traded  in  foreign currencies,  the  value  of  a  Fund's assets invested in such securities may be affected  favorably or unfavorably  by  currency  exchange  rates  and  exchange control regulation.  Exchange  rates  with  respect to certain currencies may be particularly volatile. Additionally, although  foreign  exchange  dealers do not charge  a  fee  for currency conversion, they do realize a profit based  on  the difference (the "spread")  between  prices  at  which  they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a  Fund  desire  to resell that currency to the dealer.

There  may  be less information publicly available about a foreign company  than about a U.S.  company,  and  foreign  companies  are  not  generally  subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid  and at times more volatile than securities of comparable U.S. companies.
Foreign brokerage  commissions  and other fees are also generally higher than in the  United States. Foreign settlement  procedures  and  trade  regulations  may involve certain risks (such as delays in payment or delivery of securities or in the recovery  of  a  Fund's  assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, with respect to certain  foreign  countries, there is a possibility of nationalization or expropriation of assets, confiscatory  taxation, political or  financial  instability  and diplomatic developments which could  affect  the value of investments in those  countries.  In  certain countries, legal remedies available to investors may be more limited than  those available with respect to investments in the United States or other countries.  The  laws  of some foreign countries may limit a Fund's ability to invest in securities of certain  issuers located  in  those  countries.  Special  tax  considerations  apply  to  foreign securities.

The  International  Equity  Fund  and  Situs  Small  Cap  Fund may invest in the securities of emerging market issuers. Investing in emerging  market  securities involves  risks  which  are  in  addition to the usual risks inherent in foreign
investments.  Some  emerging  markets   countries  may  have  fixed  or  managed
currencies that are not free-floating against  the U.S. dollar. Further, certain currencies may not be traded internationally. Certain  of  these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the  currencies  in  which  the  Fund's securities are denominated  may  have  a detrimental impact on the Fund.

Some countries with emerging securities  markets  have  experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and  rapid  fluctuation  in inflation rates have had and may  continue  to  have negative effects on the economies  and  securities markets of certain countries.
Moreover, the economies of some countries  may  differ  favorably or unfavorably from  the  U.S.  economy in such respects as rate of growth  of  gross  domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions  that are subject to political change and balance of payments position. Further, there  may  be  greater difficulties or restrictions with respect to investments made in emerging markets countries.

Emerging markets typically have substantially  less volume than U.S. markets. In addition, securities in many of such markets are  less  liquid, and their prices often  are  more  volatile, than securities of comparable U.S.  companies.  Such markets often have  different clearance and settlement procedures for securities transactions and in some  markets  there  have  been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could  result  in  temporary  periods when assets may be uninvested. Settlement problems in emerging markets countries
also   could  cause  the  Fund  to  miss  attractive  investment  opportunities.
Satisfactory  custodial  services  may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

A  futures  contract  is a binding contractual  commitment  which,  if  held  to maturity, will result in  an obligation to make or accept delivery of a security at a specified future time  and  price. By purchasing futures (assuming a "long"
position) a Fund will legally obligate  itself  to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a
"short" position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or  under  the  direction  of  the
Trustees.  Positions  taken  in  the  futures  markets  are not normally held to maturity, but are instead liquidated through offsetting transactions  which  may result  in  a  profit  or  a  loss. While futures positions taken by a Fund will usually be liquidated in this manner,  a  Fund may instead make or take delivery of the underlying securities whenever it appears  economically  advantageous  to the  Fund to do so. A clearing corporation associated with the exchange on which futures  are  traded  assumes  responsibility  for such closing transactions and guarantees  that  the  Fund's  sale  and purchase obligations  under  closed-out positions  will  be  performed  at  the termination  of  the  contract.  Futures contracts are considered to be commodity  contracts.  The  Funds have claimed an exclusion  from the definition of the term "commodity pool operator"  under  the
Commodity Exchange  Act  and,  therefore,  are  not  subject  to registration or regulation as a commodity pool operator under the Act.

Hedging by use of futures on debt securities seeks to establish  more  certainly than  would  otherwise  be  possible  the  effective rate of return on portfolio securities. A Fund may, for example, take a  "short"  position  in  the  futures market  by selling contracts for the future delivery of debt securities held  by the Fund  (or  securities  having  characteristics  similar to those held by the
Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities.  When  hedging of this  character  is  successful,  any  depreciation  in  the  value of portfolio securities may be offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing  futures  on debt  securities.  This  would be done, for example, when the Advisor expects to purchase for a Fund particular  securities  when  it has the necessary cash, but expects the rate of return available in the securities  markets  at that time to be less favorable than rates currently available in the futures markets.  If the anticipated  rise  in  the  price  of  the  securities  should  occur  (with its concomitant  reduction  in  yield), the increased cost to the Fund of purchasing the securities may be offset  by  the  rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful use by a Fund of futures contracts  on  debt securities is subject to the  Advisor's  ability  to  predict correctly movements  in  the  direction  of interest rates and other factors  affecting  markets  for  debt  securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities  held by it  and the prices of such securities increase instead, the Fund will lose  part or all  of  the  benefit  of  the increased value of its securities which it has hedged because it will have offsetting  losses  in  its  futures  positions.  In addition,  in such situations, if the Fund has insufficient cash, it may have to sell securities  to  meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund may purchase and write put and call options on debt futures contracts, as they become available.  Such options are similar to options on securities except that options on futures contracts  give  the  purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of  the  option. As with options on securities,  the  holder or writer of an option may terminate  its  position  by selling or purchasing  an  option of the same series. There is no guarantee that such closing transactions can  be  effected.  A Fund will be required to deposit initial margin and variation margin with respect  to  put  and  call  options on futures  contracts  written  by  it  pursuant to brokers' requirements, and,  in addition,  net option premiums received  will  be  included  as  initial  margin deposits. See  "Margin  Payments"  below.  Compared  to  the purchase or sale of futures  contracts,  the  purchase of call or put options on  futures  contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options  plus  transactions  costs.  However,  there may be circumstances  when  the purchases of call or put options on a futures  contract would result in a loss  to  a  Fund  when  the  purchase  or sale of the futures contracts  would not, such as when there is no movement in the  prices  of  debt securities.  The  writing of a put or call option on a futures contract involves risks similar to those  risks  relating  to  the  purchase  or  sale  of futures contracts.

Margin  payments.  When  a  Fund  purchases  or sells a futures contract, it  is required to deposit with its custodian an amount  of  cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures  contract.  This  amount  is known as "initial margin".  The  nature  of initial margin is different from that  of  in  security  transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that  is  returned to the
Fund  upon  termination  of  the  contract,  assuming  the  Fund  satisfies  its contractual obligations. Subsequent payments to and from the broker  occur  on a daily basis in a process known as "marking to market". These payments are called
"variation  margin" and are made as the value of the underlying futures contract fluctuates. For  example,  when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund  then  pays  the  broker  a variation margin payment equal to the difference between the delivery price of the  futures  contract and the  market price of the securities underlying the futures contract. Conversely, if the  price  of  the underlying security falls below the delivery price of the contract, the Fund's  futures  position increases in value. The broker then must make a variation margin payment  equal  to  the  difference between the delivery price of the futures contract and the market price  of the securities underlying the futures contract.

When a Fund terminates a position in a futures contract,  a  final determination of variation margin is made, additional cash is paid by or to  the Fund, and the
Fund  realizes  a  loss or a gain. Such closing transactions involve  additional commission costs.

Liquidity risks. Positions  in  futures  contracts  may be closed out only on an exchange or board of trade which provides a secondary  market  for such futures.
Although  the  Trust  intends  to purchase or sell futures only on exchanges  or boards of trade where there appears  to  be an active secondary market, there is no assurance that a liquid secondary market  on  an  exchange  or board of trade will exist for any particular contract or at any particular time.  If  there  is not  a  liquid  secondary market at a particular time, it may not be possible to close a futures position  at  such  time  and,  in  the  event  of adverse price movements, a Fund would continue to be required to make daily cash  payments  of variation  margin.  However,  in  the  event financial futures are used to hedge portfolio securities, such securities will  not  generally  be  sold  until  the financial  futures  can be terminated. In such circumstances, an increase in the price of the portfolio  securities,  if  any, may partially or completely offset losses on the financial futures.

In  addition  to the risks that apply to all  options  transactions,  there  are several special  risks  relating to options on futures contracts. The ability to establish and close out positions  in  such  options  will  be  subject  to  the development and maintenance of a liquid secondary market. It is not certain that such  a  market will develop. Although a Fund generally will purchase only those options for  which  there  appears to be an active secondary market, there is no assurance that a liquid secondary  market  on  an  exchange  will  exist for any particular option or at any particular time. In the event no such market  exists for  particular options, it might not be possible to effect closing transactions in such  options,  with  the  result  that  the  Fund would have to exercise the options in order to realize any profit.

Hedging risks. There are several risks in connection  with  the use by a Fund of futures  contracts  and  related  options as a hedging device. One  risk  arises because of the imperfect correlation  between  movements  in  the  prices of the futures  contracts  and options and movements in the prices of securities  which are the subject of the  hedge. The Advisor will, however, attempt to reduce this risk by purchasing and selling,  to  the  extent possible, futures contracts and related options on securities and indexes the  movements  of  which will, in its judgment,  correlate  closely  with  movements  in  the prices of the  portfolio securities sought to be hedged.

Successful use of futures contracts and options by a  Fund  for hedging purposes is also subject to the Advisor's ability to predict correctly  movements  in the direction of the market. It is possible that, where a Fund has purchased puts on futures  contracts  to  hedge its portfolio against a decline in the market, the securities or index on which  the  puts  are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the
Fund would lose money on the puts and also  experience a decline in value in its portfolio  securities. In addition, the prices  of  futures,  for  a  number  of reasons, may not correlate perfectly with movements in the underlying securities or index due  to  certain  market  distortions.  First,  all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying  security  or index and futures markets. Second, the margin requirements in the futures markets  are less  onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets  do.  Increased  participation by speculators in the futures markets may also  cause  temporary price  distortions.  Due  to  the  possibility  of  price distortion, even  a correct forecast of general market trends by the Advisor may still not result in  a  successful  hedging  transaction  over a very short time period.

Other risks. Funds will incur brokerage fees in connection  with  their  futures and  options  transactions. In addition, while futures contracts and options  on futures will be  purchased  and sold to reduce certain risks, those transactions themselves entail certain other  risks.  Thus, while a Fund may benefit from the use of futures and related options, unanticipated  changes  in interest rates or stock price movements may result in a poorer overall performance  for  the  Fund than  if  it had not entered into any futures contracts or options transactions.
Moreover, in  the event of an imperfect correlation between the futures position and the portfolio  position  which  is  intended  to  be  protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

INDEX-BASED SECURITIES

Index-based securities, such as Standard & Poor's Depository Receipts ("SPDRs"),
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), World Equity  Benchmark  Shares
("WEBS"),  and  Dow Jones DIAMONDS ("Diamonds"), are usually interests in a unit investment trust  ("UIT")  that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ  100s  and  DIAMONDS  are listed on the American
Stock Exchange. In some cases, index-based securities may  be organized as open-
end management investment companies that issue redeemable shares, and therefore, operate like other mutual funds ("Exchange-Traded Funds or ETFs").

A  UIT  will  generally issue index-based securities in aggregations  of  50,000 known as "Creation  Units"  in  exchange for a "Portfolio Deposit" consisting of
(a) a portfolio of securities substantially  similar to the component securities
(Index Securities) of the applicable index  (Index), (b) a cash payment equal to a pro rata portion of the dividends accrued on  the  UIT's  portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and
(c) a cash payment or credit (Balancing Amount) designed to equalize  the NAV of the Index and the NAV of a Portfolio Deposit.

Index-based  securities are not individually redeemable, except upon termination of  the  UIT. To  redeem,  the  portfolio  must  accumulate  enough  index-based securities  to  reconstitute a Creation Unit (large aggregations of a particular
index-based  security).   The   liquidity   of  small  holdings  of  index-based
securities, therefore, will depend upon the existence  of  a  secondary  market.
Upon  redemption of a Creation Unit, the portfolio will receive Index Securities and cash  identical  to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of index-based  securities  is  derived  and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of index-based securities is similar to the risk involved  in  the  purchase  or sale  of traditional common stock, with the exception that the pricing mechanism for index-based  securities  is  based on a basket of stocks. Disruptions in the markets for the securities underlying  index-based  securities purchased or sold by the Portfolio could
result  in losses on index-based securities. Trading in  index-based  securities involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS

A debt index  futures contract is a contract to buy or sell units of a specified debt index at a  specified  future date at a price agreed upon when the contract is made. A unit is the current  value  of  the  index.  A  stock  index  futures contract  is  a  contract  to  buy or sell units of a stock index at a specified future date at a price agreed upon  when  the  contract  is  made. A unit is the current value of the stock index.

The  following example illustrates generally the manner in which  index  futures contracts operate. The Standard & Poor's 100 Stock Index ("S&P 100") is composed of 100  selected  common  stocks, most of which are listed on the New York Stock
Exchange ("NYSE"). The S&P  100 assigns relative weightings to the common stocks included in the Index, and the  Index  fluctuates  with  changes  in  the market values of those common stocks. In the case of the S&P 100, contracts are  to buy or  sell  100  units.  Thus, if the value of the S&P 100 were $180, one contract would be worth $18,000 (100  units  X  $180).  The  stock index futures contract specifies that no delivery of the actual stocks making  up  the  index will take place.  Instead,  settlement  in  cash  must occur upon the termination  of  the contract, with the settlement being the difference  between  the  contract price and  the actual level of the stock index at the expiration of the contract.  For example,  if  a  Fund enters into a futures contract to buy 100 units of the S&P
100 at a specified future date at a contract price of $180 and the S&P 100 is at
$184 on that future  date,  the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures  contract to sell 100 units of the stock index at a specified future date at a contract  price  of $180 and the S&P 100 is at $182 on that future date, the Fund will lose $200 (100  units  X  loss of $2). A Fund may  purchase  or  sell  futures  contracts  with  respect  to any stock  index.
Positions  in index futures may be closed out only on an exchange  or  board  of trade which provides a secondary market for such futures.

Purchases and  sales  of  index  futures  may be used to hedge an investment. To hedge  an  investment successfully, however,  a  Fund  must  invest  in  futures contracts with  respect  to  indices  or sub-indices the movements of which will have  a significant correlation with movements  in  the  prices  of  the  Fund's securities.

Options  on  index futures contracts are similar to options on securities except that options on  index futures contracts give the purchaser the right, in return for the premium paid,  to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price  at  any  time  during the period of the option. Upon exercise of the option, the holder assumes the  underlying  futures position and receives  a  variation  margin  payment of cash or securities approximating  the increase in the value of the holder's option position. If an option is exercised on  the  last trading day prior to  the  expiration  date  of  the  option,  the settlement is made entirely in cash based on the difference between the exercise price of the  option  and  the  closing  level of the index on which the futures contract is based on the expiration date.  Purchasers  of  options  who  fail to exercise  their  options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such  options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires  the  right  to  buy,  and  the  writer  undertakes the obligation to sell, an index at a stated exercise price during the  term  of the option.  Instead  of  giving  the  right  to  take  or  make  actual delivery of securities,  the  holder  of  an  index option has the right to receive  a  cash
"exercise settlement amount." This  amount  is  equal to the amount by which the fixed exercise price of the option exceeds (in the  case  of  a  put) or is less than  (in the case of a call) the closing value of the underlying index  on  the date of  the  exercise,  multiplied  by  a fixed "index multiplier." A Fund will enter into an option position only if there  appears  to  be  a liquid secondary market for such options.

The  Funds  will  not  engage  in  transactions in options on stock indices  for speculative  purposes  but  only to protect  appreciation  attained,  to  offset capital losses and to take advantage  of  the  liquidity available in the option markets. The aggregate premium paid on all options  on  stock  indices  will not exceed 20% of a Fund's total assets.

INTERESTS IN OTHER BUSINESS ORGANIZATIONS

The  VA Growth Fund, VA Dividend Capture Fund, VA International Equity Fund,  VA
Mid Corp America Fund, VA New Economy Fund, VA Situs Small Cap Fund and VA Macro
100 Fund  may invest in entities such as limited partnerships, limited liability companies,  business  trusts  and  companies organized outside the United States which may issue securities comparable to common or preferred stock.

MONEY MARKET INSTRUMENTS

Except where otherwise noted, all of  the  Funds may, for temporary defensive or liquidity  purposes,  invest  up  to  100%  of  their  assets  in  money  market instruments.

      Commercial Paper and Variable Amount Master Demand Notes

      Consistent with its investment objective, policies, and restrictions, each
      Fund  may invest in commercial paper (including  Section  4(2)  commercial paper)  and variable amount master demand notes. Commercial paper consists of unsecured  promissory  notes  issued  by  corporations  normally having maturities of 270 days or less and rates of return which are  fixed. These investments  may  include Canadian Commercial Paper, which is U.S.  dollar denominated commercial  paper  issued  by  a  Canadian  corporation  or  a
      Canadian  counterpart  of a U.S. corporation, and Europaper, which is U.S.
      dollar denominated commercial paper of a foreign issuer.

      Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder  to  vary and provide for periodic adjustments in the interest rate according to  the  terms  of  the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer,  they  are  not normally traded. Although there  is  no  secondary market in the notes,  a  Fund  may demand payment of principal and accrued interest at any time. A variable  amount master demand note will be deemed to have a maturity equal to the longer  of  the  period  of time remaining until  the  next readjustment of its interest rate or the period  of  time remaining until  the  principal  amount  can  be recovered from the issuer through demand.

      BANK OBLIGATIONS

      Bank obligations are short-term obligations issued  by  U.S.  and  foreign banks,  including  bankers'  acceptances,  certificates  of  deposit, time deposits and similar securities.

      Bankers' acceptances are negotiable drafts or bills of exchange  typically drawn by an importer or exporter to pay for specific merchandise that  are
      "accepted"  by  a  bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances  will  be limited to those guaranteed by domestic and foreign banks having, at the  time  of  investment,  total  assets  of  $1 billion  or  more  (as  of  the  date  of  the institution's most recently published financial statements).

      Certificates of deposit and time deposits represent  funds  deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

      Investments  in  certificates  of  deposit  and time deposits may  include
      Eurodollar  Certificates  of Deposit, which are  U.S.  dollar  denominated certificates of deposit issued  by  offices  of foreign and domestic banks located outside the United States, Yankee Certificates  of  Deposit, which are  certificates  of  deposit  issued by a U.S. branch of a foreign  bank denominated in U.S. dollars and held in the United States, Eurodollar Time
      Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch  of  a U.S. bank or a foreign  bank,  and  Canadian  Time  Deposits
      ("CTDs"), which are U.S. dollar denominated certificates of deposit issued
      by  Canadian  offices   of   major  Canadian  banks.  All  investments  in
      certificates of deposit and time  deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets  of  $1  billion  or more (as of the date of the institution's most recently published financial statements) or
      (b)  the  principal  amount  of  which  is insured by the Federal  Deposit
      Insurance Corporation.

      VARIABLE RATE DEMAND NOTES

      Variable  rate  demand  notes  ("VRDNs")  are  unsecured,  direct  lending arrangements between a Fund, as the lender,  and  a corporation, financial institution, government agency, municipality or other entity.

      VRDNs  have interest rates which float or which are  adjusted  at  regular intervals  ranging  from  daily  to  annually.  Although the VRDNs are not generally  traded,  a  Fund  may demand payment of principal  and  accrued interest according to its arrangement  with  the borrower (usually upon no more than seven days' notice). VRDNs are, therefore,  treated  as maturing on the later of the next interest adjustment or the date on which  a  Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

      Each  of  the  Funds  may  only  invest  in VRDNs which satisfy its credit requirements for commercial paper.

Other  instruments  may  include:  obligations (certificates  of  deposit,  time deposits, bank master notes, and bankers'  acceptances)  of thrift institutions, and savings and loans, provided that such institutions have  total  assets of $1 billion  or  more as shown on their last published financial statements  at  the time of investment;  short-term  corporate  obligations  rated  within the three highest rating categories by an NRSRO (e.g., at least A by S&P or A by  Moody's)
at the time of investment, or, if not rated, determined by the Advisor  to be of comparable quality; general obligations issued by the U.S. Government and backed by  its  full  faith  and  credit,  and  obligations  issued or guaranteed as to principal and interest by agencies or instrumentalities  of  the U.S. Government
(e.g.,  obligations  issued by Farmers Home Administration, Government  National
Mortgage  Association,   Federal   Farm   Credit   Bank   and   Federal  Housing
Administration); receipts, including Treasury Receipts, Treasury  Income  Growth
Receipts  and  Certificates  of  Accrual  on  Treasuries;  repurchase agreements involving such obligations; money market funds, and foreign commercial paper.

MORTGAGE DOLLAR ROLL TRANSACTIONS

A dollar roll transaction is a transaction through which a Fund sells certain of its  securities to financial institutions such as banks and broker-dealers,  and agrees  to repurchase substantially similar securities at a mutually agreed upon date and  price. At the time a Fund enters into a dollar roll agreement, it will place  in  a  segregated  custodial  account  assets  such  as  U.S.  Government securities or  other  liquid  high  grade  debt  securities  consistent with its investment restrictions having a value equal to the repurchase  price (including accrued  interest),  and  will subsequently continually monitor the  account  to insure that such equivalent  value  is  maintained  at  all  times.  Dollar roll agreements involve the risk that the market value of securities sold by  a  Fund may  decline  below  the  price  at  which  it  is  obligated  to repurchase the securities.  Dollar  roll  agreements  are  considered  to be borrowings  by  an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may  experience  a  negative impact on its net asset value ("NAV")  if  interest rates rise during the  term  of  a  dollar roll agreement. A Fund generally will invest the proceeds of such borrowings  only when such borrowings will enhance a
Fund's liquidity or when the Fund reasonably expects that the interest income to be  earned from the investment of the proceeds  is  greater  than  the  interest expense of the transaction.

MORTGAGE-RELATED SECURITIES

Mortgage-related   securities  are  securities  that,  directly  or  indirectly, represent participations  in,  or are secured by and payable from, loans secured by  real property. Mortgage-related  securities  include  mortgage  pass-through securities,  adjustable  rate mortgage securities and derivative securities such as collateralized mortgage  obligations and stripped mortgage-backed securities.
Mortgage-related securities fall  into  three  categories:  (a)  those issued or guaranteed  by  the U.S. Government or one of its agencies or instrumentalities, such as Government  National  Mortgage  Association  ("GNMA"),  Federal National
Mortgage  Association  ("FNMA")  and  Federal  Home  Loan  Mortgage  Corporation
("FHLMC"); (b) those issued by non-governmental issuers that represent interests in,  or  are collateralized by, mortgage-related securities issued or guaranteed by the U.S.  Government  or  one  of  its agencies or instrumentalities; and (c)
those issued by non-governmental issuers  that  represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization  or some other form of private credit enhancement. Non-governmental issuers include  originators  of investors  in  mortgage loans, including savings and loan associations, mortgage bankers, commercial  banks, investment banks and special purpose subsidiaries of the foregoing.

There  are  a number of  important  differences  both  among  the  agencies  and instrumentalities  of the U.S. Government that issue mortgage-related securities
and among the securities  themselves.   Ginnie  Maes  are  Mortgage Pass-Through
Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within  the  Department  of  Housing  and  Urban  Development. Ginnie  Maes  are
guaranteed  as  to the timely payment of principal and  interest  by   GNMA  and
GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie  Maes  are  supported  by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities  issued  by the FNMA include FNMA  Guaranteed  Mortgage  Pass-Through
Certificates (also known  as  "Fannie Maes") which are solely the obligations of the  FNMA. The FNMA is a government-sponsored  organization  owned  entirely  by private  stockholders.  Fannie  Maes  are  guaranteed  as  to  timely payment of principal  and interest by FNMA but are not backed by or entitled  to  the  full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the
FHLMC include  FHLMC Mortgage Participation Certificates (also known as "Freddie
Macs"  or  "PCS").  The  FHLMC  is  a  corporate  instrumentality  of  the  U.S.
Government,  created  pursuant to an Act of Congress, which is owned entirely by
Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan  Bank and do not constitute a debt or obligation of the
U.S. Government or of any Federal  Home  Loan  Bank.  Freddie  Macs  entitle the holder  to  timely  payment  of interest, which is guaranteed by the FHLMC.  The
FHLMC guarantees either ultimate  collection  or timely payment of all principal payments on the underlying mortgage loans. When  the  FHLMC  does  not guarantee timely  payment of principal, FHLMC may remit the amount due on account  of  its guarantee  of  ultimate  payment  of  principal  at any time after default on an underlying  mortgage,  but  in no event later than one  year  after  it  becomes payable.

Although certain mortgage-related  securities are guaranteed by a third party or otherwise  similarly  secured, the market  value  of  the  security,  which  may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting  from changes in interest rates or prepayments in the underlying mortgage collateral.  As  with other interest-bearing securities, the prices of mortgage-related securities  are  inversely affected by changes in interest  rates.  However, though the value of a mortgage-related  security  may decline when interest rates rise, the converse is not necessarily true, since in periods of declining  interest  rates  the mortgages underlying the security are prone to prepayment. For this and other  reasons,  a mortgage-related security's effective maturity may be shortened by unscheduled prepayments on the underlying mortgages  and,  therefore,  it  is  not  possible  to  predict  accurately  the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can  be  given  as  to  the  return a Fund will receive when these  amounts  are reinvested.

      MORTGAGE PASS-THROUGH SECURITIES

      Mortgage pass-through securities provide for the pass-through to investors of their pro-rata share  of  monthly  payments (including any prepayments)
      made by the individual borrowers on the  pooled mortgage loans, net of any fees paid to the guarantor of such securities  and  the  servicer  of  the underlying mortgage loans.

      ADJUSTABLE RATE MORTGAGE SECURITIES

      Adjustable  rate  mortgage  securities  ("ARMS") are pass-through mortgage securities  collateralized  by  mortgages with  interest  rates  that  are adjusted  from time to time. The adjustments  usually  are  determined  in accordance  with a predetermined interest rate index and may be subject to certain limits.  While  the  values  of  ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in  value during periods of declining interest  rates  and  decreasing  in value  during  periods  of  increasing interest rates), the values of ARMS should  generally  be more resistant  to  price  swings  than  other  debt securities because the  interest  rates  of ARMS move with market interest rates. The adjustable rate feature of ARMS  will  not,  however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the  prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the  underlying adjustable rate mortgages.

      ARMS  typically  have  caps  which  limit the maximum amount by which  the interest rate may be increased or decreased  at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of  the caps, ARMS can be expected to behave more  like  traditional  debt securities  and  to decline in value to a greater extent than would be the case in the absence  of  such  caps.  Also,  since  many  adjustable  rate mortgages  only  reset  on  an  annual  basis, it can be expected that the prices of ARMS will fluctuate to the extent  that  changes  in  prevailing interest rates are not immediately reflected in the interest rates payable on  the  underlying  adjustable  rate  mortgages. The extent to which  the prices  of ARMS fluctuate with changes in  interest  rates  will  also  be affected  by  the  indices  underlying the ARMS. Some indices, such as the one-year constant maturity Treasury  note  rate, closely mirror changes in market interest rate levels. Others, such as  the  11th  District  Federal
      Reserve  Cost of Funds Index (often related to ARMS issued by FNMA),  tend to lag changes in market levels and tend to be somewhat less volatile.

      DERIVATIVE MORTGAGE SECURITIES

      Collateralized mortgage obligations are derivative mortgage securities and are debt instruments  issued by special purpose entities which are secured
      by  pools  of  mortgage  loans   or   other  mortgage-related  securities.
      Multi-class  pass-through  securities are  equity  interests  in  a  trust composed of mortgage loans or  other mortgage-related securities. Both are considered derivative mortgage securities and are collectively referred to as "CMOs." Payments of principal  and  interest  on  underlying collateral provide  the  funds  to  pay  debt service on the collateralized  mortgage obligation or make scheduled distributions on the multi-class pass-through security.

      In a CMO, a series of bonds or certificates is issued in multiple classes.
      Each class of CMO, often referred  to  as  a  "tranche,"  is  issued  at a specific coupon rate and has a stated maturity or final distribution date.
      Principal  prepayments  on  collateral underlying a CMO may cause it to be
      retired  substantially  earlier   than  the  stated  maturities  or  final
      distribution dates.

      The principal and interest on the underlying  mortgages  may  be allocated among  the  several  tranches of a CMO in many ways. For example,  certain tranches may have variable  or  floating  interest  rates  and  others may provide only the principal or interest feature of the underlying security.
      Generally, the purpose of the allocation of the cash flow of a CMO  to the various  tranches is to obtain a more predictable cash flow to certain  of the individual  tranches than exists with the underlying collateral of the
      CMO. As a general  rule,  the  more  predictable the cash flow is on a CMO tranche, the lower the anticipated yield  will  be  on that tranche at the time of issuance relative to prevailing market yields  on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally  must  be created  that  absorb  most  of  the  volatility  in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include inverse  floaters, stripped mortgage-backed securities,  and  Z  tranches, discussed  below,  are  generally  higher than prevailing market yields on mortgage-related securities with similar  maturities.  As  a result of the uncertainty of the cash flows of these tranches, the market  prices of and yield on these tranches generally are more volatile.

      An  inverse  floater  is  a  CMO  tranche  with  a  coupon rate that moves inversely to a designated index, such as LIBOR ("London Inter-Bank Offered
      Rate")  or  COFI  ("Cost  of Funds Index"). Like most other  fixed  income securities, the value of inverse  floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass- through securities or CMOs. Coupon rates on inverse floaters typically change at  a  multiple  of  the  change  in the relevant index rate. Thus, any rise in the index rate (as a consequence of an  increase  in interest rates) causes a correspondingly greater drop  in the coupon rate  of  an  inverse  floater while any drop in the index rate causes a correspondingly greater increase  in  the  coupon  of  an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in  prepayments.  Inverse  floaters  would  be  purchased by a Fund in  an attempt to protect against a reduction in the income  earned on the Fund's investments due to a decline in interest rates.

      Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest  accretes on the
      Z  tranche,  being  added  to  principal,  and  is compounded through  the accretion period. After the other classes have been paid in full, interest
      payments   begin   and   continue   through  maturity.  Z  tranches   have
      characteristics similar to zero coupon  bonds.  Like  a  zero coupon bond, during its accretion period a Z tranche has the advantage  of  eliminating the risk of reinvesting interest payments at lower rates during  a  period of  declining  market  interest rates. At the same time, however, and also like a zero coupon bond,  the  market value of a Z tranche can be expected to fluctuate more widely with changes  in market interest rates than would the market value of a tranche which pays  interest currently. In addition, changes in prepayment rates on the underlying  mortgage  loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

      The VA Mortgage Securities Fund will invest only in CMOs which  are issued by agencies or instrumentalities of the U.S. Government or CMOs issued  by private organizations which are rated AAA by an NRSRO.

      Stripped  mortgage-backed  securities  ("SMBSs") may represent an interest solely in the principal repayments or solely  in  the interest payments on mortgage-backed securities). SMBSs are derivative multi-class  securities.
      SMBSs  are  usually  structured  with  two  classes  and receive different proportions of the interest and principal distributions  on  the  pool  of
      underlying   mortgage-backed   securities.   Due  to  the  possibility  of
      prepayments on the underlying mortgages, SMBSs  may  be more interest-rate sensitive  than other securities purchased. If prevailing  interest  rates fall below the  level at which SMBSs were issued, there may be substantial prepayments on the  underlying  mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments  made  to  holders  of interest-only
      SMBSs  (the  interest-only or "IO" class). Therefore, interest-only  SMBSs generally increase  in  value as interest rates rise and decrease in value as interest rates fall, counter  to  changes  in value experienced by most fixed  income  securities. If the underlying mortgages  experience  slower than anticipated prepayments of principal, the yield on a PO class will be affected  more  severely  than  would  be  the  case  with  a  traditional mortgage-related security. Because the yield to maturity of an IO class is
      extremely  sensitive   to   the  rate  of  principal  payments  (including
      prepayments) on the related underlying  mortgage-backed  securities, it is possible  that  a  Fund  might  not  recover  its  original investment  on interest-only SMBSs if there are substantial prepayments on the underlying mortgages.  A  Fund's  inability to fully recoup its investment  in  these securities as a result of  a rapid rate of principal prepayments may occur even if the securities are rated  AAA  by  an  NRSRO.  In  view  of  these considerations,  the  Advisor  intends  to  use  these  characteristics of interest-only SMBSs to reduce the effects of interest rate  changes on the value of a Fund's portfolio, while continuing to pursue current income.

OPTIONS

A call option gives the purchaser of the option the right to buy a security at a stated  price  from  the  writer (seller) of the option. A put option gives  the purchaser of the option the  right  to  sell a security at a stated price to the writer of the option. In a covered call option,  during  the  option  period the writer  owns  the  security  (or  a  comparable  security  sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered  put  option, the writer holds cash and/or short-term  debt  instruments sufficient in an  amount equal to the exercise price of the option. In addition, a put or call option  will  be considered covered if and to the extent that some or all of the risk of the option  has  been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

In  general, a Fund may write options in  an  attempt  to  increase  returns  or purchase options for hedging purposes.

The premium  received  from  writing  a  put  or call option, increases a Fund's return  on  the  underlying  security  in  the event  that  the  option  expires unexercised or is closed out at a profit. The  amount  of  the premium reflects, among other things, the relationship between the exercise price  and the current market  value  of  the  underlying  security,  the  volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market  and in the market for the underlying security. A put option locks in the price at  which  a  Fund  may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation.  Such  protection is provided during the life of the put option since the Fund, as holder  of  the  option, is able to sell the underlying security at the  option's  exercise  price regardless  of  any  decline  in  the  underlying security's market price.
By writing a call option,  a  Fund  limits  its  opportunity  to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the  value  of  the underlying  security.  By  writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

A Fund may terminate an option  that  it  has written prior to its expiration by entering  into  a  closing  purchase  transaction,  in  which  it  purchases  an offsetting option. A Fund realizes a profit  or  loss from a closing transaction if the cost of the transaction (option premium plus  transaction  costs) is less or more than the premium received from writing the option. Because  increases in the  market  price  of  a call option generally reflect increases in the  market price of the security underlying  the  option, any loss resulting from a closing
purchase  transaction  may  be  offset  in  whole   or  in  part  by  unrealized
appreciation of the underlying security owned by a Fund.

In order for a put option to be profitable, the market  price  of the underlying security must decline sufficiently below the exercise price to cover the premium and  transaction costs. By using put options in this manner a Fund  will  reduce any profit  it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

In order for  a call option to be profitable, the market price of the underlying security must rise  sufficiently  above  the exercise price to cover the premium and transaction costs.

A Fund may write or purchase put and call options. All call options written must be covered.

The successful use of options depends on the  ability of the Advisor to forecast interest rate and market movements. For example,  if a Fund were to write a call option  based  on the Advisor's expectation that the  price  of  the  underlying security will fall,  but  the price rises instead, the Fund could be required to sell the security upon exercise  at  a  price  below  the  current market price.
Similarly,  if  a  Fund  were  to  write  a  put  option based on the  Advisor's expectations that the price of the underlying security  will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.
When a Fund purchases an option, it runs the risk that it  will  lose its entire investment in the option in a relatively short period of time, unless  the  Fund exercises  the  option or enters into a closing sale transaction with respect to the option during  the  life  of  the  option.  If  the  price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction  costs,  a Fund will  lose  part or all of its investment in the option. This contrasts with  an investment by  a  Fund  in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

The use of options also involves  the  risk  of  imperfect  correlation  between movements  in  option  prices  and  movements  in  the  value  of the underlying securities.

The  effective  use of options also depends on the Fund's ability  to  terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take  an  option  position  only  if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

The Funds generally expect that their options transactions  will be conducted on recognized  exchanges.  In certain instances, however, a Fund may  purchase  and sell options in the OTC markets.  A  Fund's  ability to terminate options in the
OTC market may be more limited than for exchange-traded  options  and  may  also involve  the  risk  that  securities  dealers participating in such transactions would be unable to meet their obligations  to  a  Fund.  A  Fund  will, however,
engage   in  OTC  market  transactions  only  when  appropriate  exchange-traded transactions  are  unavailable  and  when,  in  the  opinion of the Advisor, the pricing  mechanism  and  liquidity  of  the OTC market is satisfactory  and  the
participants  are  responsible  parties  likely   to   meet   their  contractual
obligations.

If  a  secondary  trading market in options were to become unavailable,  a  Fund could no longer engage  in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue  trading  of  a  particular  option or options generally. In addition, a market could become temporarily unavailable if unusual events--such  as  volume  in  excess of trading or clearing capability--were  to interrupt its normal operations.

A market may at times find it necessary  to  impose  restrictions  on particular types of options transactions, such as opening transactions. For example,  if an underlying  security  ceases to meet qualifications imposed by the market or the
Options Clearing Corporation,  new  series  of  options on that security will no longer  be  opened  to  replace  expiring series, and  opening  transactions  in existing  series  may  be prohibited.  If  an  options  market  were  to  become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising  the  option,  and  the  Fund, as option writer, would remain obligated under the option until expiration.

Disruptions  in the markets for the securities underlying options  purchased  or sold by a Fund  could result in losses on the options. If trading is interrupted in an underlying  security,  the trading of options on that security is normally halted as well. As a result, a  Fund as purchaser or writer of an option will be unable to close out its positions  until  options trading resumes, and it may be faced  with  considerable  losses  if  trading in  the  security  reopens  at  a substantially different price. In addition,  the Options Clearing Corporation or other  options markets may impose exercise restrictions.  If  a  prohibition  on exercise is imposed at the time when trading in the option has also been halted, a Fund as  a  purchaser  or writer of an option will be locked into its position until one of the two restrictions  has  been  lifted.  If  the  Options Clearing
Corporation  were  to  determine  that  the  available  supply  of an underlying security  appears  insufficient  to  permit  delivery  by  the  writers  of  all outstanding  calls  in  the  event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest.  A Fund, as holder of  such  a  put  option,  could  lose  its  entire investment if  the  prohibition  remained  in  effect  until  the  put  option's expiration and the Fund was unable either to acquire the underlying security  or to sell the put option in the market.

Special  risks  are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays  are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium  may  not  reflect the current prices of the underlying interest in the United States.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the  same series. There is no assurance that a liquid secondary market on an exchange will  exist  for any particular option or at  any  particular  time. If no secondary market were to  exist,  it  would  be impossible to enter into  a closing transaction to close out an option position.
As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which  it  has  sold  an  option at a time when the Advisor believes it is inadvisable to do so.

Higher  than  anticipated trading activity or order  flow  or  other  unforeseen events might cause  the Options Clearing Corporation or an exchange to institute special trading procedures  or  restrictions that might restrict a Fund's use of options. The exchanges have established  limitations  on  the  maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and  other clients of  the  Advisor  may  be  considered  such  a group. These position limits  may restrict  the  Trust's  ability  to  purchase  or  sell  options  on  particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it  may  be more difficult to close out unlisted options  than  listed  options.
Furthermore,  unlisted  options  are  not  subject  to  the  protection afforded purchasers of listed options by the Options Clearing Corporation.

PREFERRED STOCK

Preferred  stock  is  a  type of equity security which represents  an  ownership interest in a corporation  and  the  right  to  a  portion  of the assets of the corporation in the event of a liquidation. This right, however,  is  subordinate to  that  of any creditors, including holders of debt issued by the corporation.
Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

REITs are pooled  investment vehicles which invest primarily in income producing real estate or real  estate  related  loans  or  interest.  REITs  are generally classified  as  equity  REITs,  mortgage  REITs  or a combination of equity  and mortgage REITs. Equity REITs invest the majority of  their  assets  directly  in real  property  and derive income primarily from the collection of rents. Equity
REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs  invest  the  majority  of  their  assets  in  real estate mortgages and derive income from the collection of interest payments.  The  real property  and  mortgages  serving as investment vehicles for REITs may be either residential or commercial in  nature  and  may  include  healthcare  facilities.
Similar  to  investment companies, REITs are not taxed on income distributed  to shareholders provided  they  comply  with several requirements of the Code. Such tax requirements limit a REITs' ability  to respond to changes in the commercial real estate market.

Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in  response to many factors, including local,  regional  and  national  economic  conditions,  the  demand  for  rental property,  and interest rates. In addition, REITs  may  have  limited  financial resources, may  trade  less  frequently  and  in  limited volume and may be more volatile than other securities.

REPURCHASE AGREEMENTS

Repurchase  agreements are agreements through which  banks,  broker-dealers  and other financial  institutions approved by the Trustees, sell securities (usually
U.S. Government securities)  to  a Fund and agree to repurchase those securities at  a specified price and time (usually  not  more  than  seven  days  from  the original  sale).  The seller's obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian  or  a  third-party  custodian.  In order to protect the
Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event  that  this  condition is not met). In general, the Advisor  will  require collateral securities  to  have  a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

If a seller defaults on its repurchase  obligation,  a Fund could realize a loss on the sale of the underlying securities to the extent  that the proceeds of the sale (including accrued interest) are less than the resale  price.  In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

RESTRICTED AND ILLIQUID SECURITIES

Restricted  securities  are  any securities which are subject to restriction  on resale  under federal securities  law,  including  commercial  paper  issued  in reliance  on  the  exemption  from  registration afforded by Section 4(2) of the
Securities Act of 1933. Illiquid securities  are  any securities for which there is a limited trading market and may, therefore, be  difficult  to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and  may result in a loss to a Fund.

Section 4(2) commercial paper is generally sold to institutional investors, such as  mutual  funds,  who agree that they are purchasing the paper for  investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt  transaction.  Section  4(2)  commercial  paper is normally resold  to other institutional investors through or with the assistance  of  the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing  liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain  other  restricted  securities  which meet the criteria for liquidity  established by the Trustees are quite liquid.  The  Trust  may  treat these securities  as  liquid  and  not  subject  to  the  investment  limitation applicable  to illiquid securities. In addition, because Section 4(2) commercial paper is liquid,  the  Trust intends not to subject such paper to any limitation applicable to restricted securities.

REVERSE REPURCHASE AGREEMENTS

Each Fund may borrow funds  for  temporary  purposes  by  entering  into reverse repurchase  agreements,  provided  such  action  is  consistent  with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental  policy,  each Fund intends to limit total borrowings under  reverse repurchase agreements to  no  more  than  10%  of the value of its total assets.
Pursuant  to  a  reverse  repurchase  agreement,  a  Fund  will  sell  portfolio securities  to financial institutions such as banks or  to  broker-dealers,  and agree to repurchase  the  securities at a mutually agreed-upon date and price. A
Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable  market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase  agreement,  it will place in a segregated custodial account assets such as U.S. Government securities  or other liquid,  high-quality  debt  securities  consistent  with  the Fund's investment objective  having  a  value  equal  to  100% of the repurchase price  (including accrued interest), and will subsequently  monitor  the account to ensure that an equivalent value is maintained. Reverse repurchase agreements  involve  the risk that  the  market  value of the securities sold by a Fund may decline below  the price  at which a Fund  is  obligated  to  repurchase  the  securities.  Reverse repurchase  agreements  are considered to be borrowings by a Fund under the 1940
Act.

SECURITIES LENDING

In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term  basis to certain brokers, dealers or other financial
institutions  selected  by  the   Advisor  and  approved  by  the  Trustees.  In
determining  whether  to  lend  to  a particular  broker,  dealer  or  financial institution, the Advisor will consider  all  relevant  facts  and circumstances, including the size, creditworthiness and reputation of the borrower.

The Funds may each lend portfolio securities in an amount representing  up to 33
1/3%  of the value of their total assets and the loan must be collateralized  by
cash or  U.S.  Government  obligations.   It  is  each Fund's policy to maintain
collateral in an amount equal to at least 100% of the  current  market  value of the loaned securities.

While  portfolio  securities  are  on loan, the borrower will pay to the lending
Fund any dividends or interest received on the securities. In addition, the Fund retains  all  or  a  portion  of the interest  received  on  investment  of  the collateral or receives a fee from  the  borrower.  Although  voting  rights,  or rights  to  consent, with respect to the loaned securities pass to the borrower, the lending Fund  retains  the right to call the loans at any time on reasonable notice, and it will do so to  enable  a  Fund  to  exercise voting rights on any matters materially affecting the investment. A Fund  may also call such loans in order to sell the securities.

One of the risks in lending portfolio securities, as with  other  extensions  of credit,  is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that,  when  lending  portfolio  securities,  the  securities  may  not  be available  to  a  Fund  on  a  timely  basis and a Fund may, therefore, lose the opportunity to sell the securities at a  desirable  price.  In  addition, in the event  that  a  borrower  of  securities  would  file  for bankruptcy or  become insolvent, disposition of the securities may be delayed pending court action.

SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest in securities of other investment companies,  including the securities  of affiliated money market funds, as an efficient means of  carrying out their investment  policies and managing their uninvested cash.  Except under exemptive rules or relief from the Securities and Exchange Commission ("SEC"), a
Fund may not invest more  than  10%  of  its total assets at any one time in the shares of other investment companies (funds),  5%  of  its  total  assets in the shares  of  any  one mutual fund, or own more than 3% of the shares of  any  one fund. When a Fund  invests  in  the  shares  of  other  mutual funds, investment advisory and other fees will apply, and the investment's  yield  will be reduced accordingly.

Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of  the  Equity  Funds  and  the  Income  Funds  may  invest  up to 25% of their respective total assets in Interfund Shares of the Huntington Money  Market Fund
subject  to Subchapter M and insurance diversification rules as described  under
"Taxes" section below.

Under normal  market  conditions, the VA Rotating Markets Fund intends to invest its assets in other investment  companies that hold common stocks or index-based securities in order to achieve their investment focus. The shares of most index-
based securities, including ETFs,  are  listed  and traded on stock exchanges at market  prices,  although  some shares may be redeemable  at  NAV  for  cash  or
securities.   Index-based securities  may  be  purchased  in  order  to  achieve exposure to a specific  region,  country  or market sector, or for other reasons consistent with a Fund's investment strategy.  As with traditional mutual funds, index-based securities charge asset-backed  fees, although these fees tend to be relatively low.  Index-based securities generally  do  not  charge initial sales charges  or redemption fees and investors pay only customary brokerage  fees  to buy and sell index-based securities.

SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES

Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization  if  their  capitalization  is  within  the range of those companies  in  the  S&P  Small  Cap  600 Index. Companies are considered  to  be experiencing special equity situations  if  they  are  experiencing  unusual and possibly  non-repetitive developments, such as mergers; acquisitions; spin-offs;
liquidations; reorganizations; and new products, technology or management. These companies may  offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These  risks  may  be  due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities  of  such companies are often traded in the over-the-counter market and may not be traded  in  volumes  typical  on a national securities exchange. Thus, the securities of such companies may be less liquid,  and  subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation"
may  involve  a significant  change  from  a  company's  past  experiences,  the uncertainties in  the  appraisal  of  the  future  value of the company's equity securities  and  the  risk  of  a  possible decline in the  value  of  a  Fund's investments are significant.

U.S. GOVERNMENT SECURITIES

U.S. Government securities are securities  that  are either issued or guaranteed as to payment of principal and interest by the U.S.  Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes,  bonds,  and  discount notes  of  U.S.  Government  agencies  or  instrumentalities,  including certain mortgage securities.

Some  obligations issued or guaranteed by agencies or instrumentalities  of  the
U.S. Government,  such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

Other such obligations  are  only  supported by: the issuer's right to borrow an amount  limited  to  a specific line of  credit  from  the  U.S.  Treasury;  the discretionary authority  of  the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

Agency  securities  are issued or  guaranteed  by  a  federal  agency  or  other government sponsored  entity  ("GSE")  acting  under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. Government and some GSE securities are not. GSE securities backed  by the full faith and credit of  the  U.S. Government include the Government National  Mortgage  Association,
Small  Business   Administration,   Farm   Credit  System  Financial  Assistance
Corporation,  Farmer's  Home  Administration, Federal  Financing  Bank,  General
Services Administration, Department  of  Housing  and Urban Development, Export-
Import   Bank,   Overseas   Private  Investment  Corporation,   and   Washington
Metropolitan Area Transit Authority Bonds.

GSE securities not backed by  the  full  faith and credit of the U.S. Government but  that receive support through federal subsidies,  loans  or  other  benefits
include   the  Federal  Home  Loan  Bank  System,  Federal  Home  Loan  Mortgage
Corporation,   Federal  National  Mortgage  Association,  and  Tennessee  Valley
Authority in support of such obligations.

Other GSE securities  are  not  backed  by the full faith and credit of the U.S.
Government and have no explicit financial  support,  including  the  Farm Credit
System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.
A  Fund  treats  mortgage-backed securities guaranteed by a GSE as if issued  or guaranteed by a federal  agency.  Although  such  a  guarantee  protects against credit risks, it does not reduce market and prepayment risks.

WARRANTS

Warrants  are  basically  options  to purchase common stock at a specific  price
(usually at a premium above the market  value  of  the  optioned common stock at issuance) valid for a specific period of time. Warrants may  have a life ranging from  less  than  a  year  to  twenty  years or may be perpetual. However,  most warrants have expiration dates after which  they  are worthless. In addition, if the  market  price of the common stock does not exceed  the  warrant's  exercise price during the  life  of  the  warrant,  the warrant will expire as worthless.
Warrants  have  no voting rights, pay no dividends,  and  have  no  rights  with respect to the assets  of  the corporation issuing them. The percentage increase or decrease in the market price  of  the warrant may tend to be greater than the percentage increase or decrease in the  market  price  of  the  optioned  common stock.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

When-issued  and delayed delivery transactions are arrangements through which  a
Fund purchases securities with payment and delivery scheduled for a future time.
No fees or other  expenses,  other  than normal transaction costs, are incurred.
However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund's  records at the trade date. These assets are then marked to market daily and maintained  until  the  transaction has been settled. A seller's failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement,  a  Fund may pay  more  than  market value on the settlement date. The Advisor may choose  to dispose of a commitment prior to settlement.

The Funds may invest  up to 25% of their total assets in securities purchased on a when-issued or delayed delivery basis, except the VA International Equity Fund and VA Macro 100 Fund,  which have no such restriction on total assets. However, none  of  the  Funds intend  to  engage  in  when-issued  and  delayed  delivery transactions to  an  extent that would cause the segregation of more than 20% of the total value of its assets.

ZERO-COUPON SECURITIES

Zero-coupon securities  are  debt  obligations  which  are generally issued at a discount and payable in full at maturity, and which do not  provide  for current payments of interest prior to maturity. Zero-coupon securities usually  trade at a  deep  discount from their face or par value and are subject to greater market value fluctuations  from  changing  interest  rates  than  debt  obligations  of comparable maturities which make current distributions of interest. As a result, the  NAV  of  shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making  current  distributions  of  interest  and  having  similar maturities.

Zero-coupon  securities  may include U.S. Treasury bills issued directly by  the
U.S. Treasury or other short-term  debt  obligations,  and  longer-term bonds or notes  and their unmatured interest coupons which have been separated  by  their holder,  typically  a  custodian  bank or investment brokerage firm. A number of securities  firms  and  banks  have  stripped  the  interest  coupons  from  the underlying principal (the "corpus") of  U.S. Treasury securities and resold them in custodial receipt programs with a number  of different names, including TIGRS and CATS. The underlying U.S. Treasury bonds and  notes  themselves  are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities
(i.e.,  unregistered  securities  which  are  owned ostensibly by the bearer  or holder thereof), in trust on behalf of the owners thereof.

In  addition,  the  U.S.  Treasury has facilitated  transfers  of  ownership  of zero-coupon securities by accounting  separately for the beneficial ownership of particular interest coupons and corpus  payments  on  U.S.  Treasury  securities through  the  Federal  Reserve  book-entry  record-keeping  system.  The Federal
Reserve  program,  as  established by the U.S. Treasury Department, is known  as
"STRIPS"  or  "Separate  Trading   of   Registered  Interest  and  Principal  of
Securities."  Under  the  STRIPS program, a  Fund  will  be  able  to  have  its beneficial ownership of U.S.  Treasury  zero-coupon securities recorded directly in the book-entry record-keeping system in  lieu  of having to hold certificates or other evidence of ownership of the underlying U.S.  Treasury securities. When debt obligations have been stripped of their unmatured interest  coupons  by the holder,  the  stripped  coupons  are sold separately. The principal or corpus is sold at a deep discount because the  buyer  receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons maybe sold  separately. Typically, the coupons are sold  separately  or  grouped  with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped  obligations  acquire,  in  effect,  discount  obligations  that are economically  identical  to  the  zero-coupon  securities issued directly by the obligor.

                                INVESTMENT RISKS

There are many factors which may affect an investment  in the Funds.  The Funds'
principal risks are described in the Prospectus.  Additional  risk  factors  are outlined below.

CALL RISK

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If  a  fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

CREDIT (OR DEFAULT) RISK

Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate.  The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread generally will cause the price of the security to decline.

Credit risk  includes  the possibility that a party to a transaction involving a
Fund will fail to meet its  obligations.  This  could  cause  a Fund to lose the benefit  of  the  transaction  or  prevent  a Fund from selling or buying  other securities to implement its investment strategy.

CURRENCY RISK

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United
States.

DERIVATIVE CONTRACTS RISK

The  use  of derivative contracts involves risks  different  from,  or  possibly greater than,  the  risks  associated  with investing directly in securities and other traditional investments.  First, changes  in  the  value of the derivative contracts  in  which a Fund invests may not be correlated with  changes  in  the value of the underlying  asset  or  if  they  are  correlated,  may  move in the opposite  direction  than  originally anticipated. Second, while some strategies involving  derivatives may reduce  the  risk  of  loss,  they  may  also  reduce potential gains  or,  in  some  cases,  result in losses by offsetting favorable price movements in portfolio holdings.  Third,  there  is a risk that derivative contracts may be mispriced or improperly valued and, as  a  result,  a  Fund may need  to  make  increased cash payments to the counterparty.  Fourth, derivative contracts may cause  a  Fund  to realize increased ordinary income or short-term capital gains (which are treated  as  ordinary  income  for  Federal  income tax purposes)  and, as a result, may increase taxable distributions to shareholders.
Fifth, a common  provision  in OTC derivative contracts permits the counterparty to terminate any such contract  between  it and a Fund, if the value of a Fund's total net assets declines below a specified  level  over  a  given  time period.
Factors   that  may  contribute  to  such  a  decline  (which  usually  must  be
substantial)   include  significant  shareholder  redemptions  and/or  a  marked decrease in the  market  value  of a Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect a Fund (for example, by increasing losses and/or costs, and/or preventing a Fund from fully implementing its investment strategies). Finally, derivative contracts may also involve other risks described in this SAI, such  as  market,  interest rate, credit, currency, liquidity and leverage risks.

EQUITY RISK

Equity  risk is the risk that stock prices will fall  quickly  and  dramatically over short  or  extended  periods of time. Stock markets tend to move in cycles, with periods of rising prices  and  period  of  falling  prices. Often, dramatic movements  in  prices  occur  in  response  to reports of a company's  earnings, economic statistics or other factors which affect an issuer's profitability.

To the extent that a Fund invests in smaller  capitalization  stocks,  it may be subject  to greater risks than those associated with investment in larger,  more established  companies.  Small  companies  tend  to  have limited product lines, markets  or  financial  resources, and may be dependent on  a  small  management group. Small company stocks  may  be  subject  to  more  abrupt or erratic price movements,  for  reasons such as lower trading volumes, greater  sensitivity  to changing conditions  and  less certain growth prospects. Additionally, there are fewer market makers for these  stocks  and  wider spreads between quoted bid and asked prices in the over-the-counter market for  these  stocks. Small cap stocks also tend to be subject to greater liquidity risk, particularly  during  periods of  market  disruption,  and  there is often less publicly available information concerning these securities.

EXTENSION RISK

Extension  risk  is  the  possibility  that  rising  interest  rates  may  cause prepayments to occur at a slower  than  expected  rate. This particular risk may effectively change a security which was considered  short-  or intermediate-term at  the  time  of  purchase  into  a  long-term  security. Long-term  securities generally fluctuate more widely in response to changes  in  interest  rates than short- or intermediate-term securities.

FOREIGN CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS

Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United
States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

FOREIGN INVESTMENT RISK

Compared  with  investing  in  the  United  States, investing in foreign markets involves a greater degree and variety of risk.  Investors  in  international  or foreign  markets  may  face  delayed  settlements, currency controls and adverse economic developments as well as higher  overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus  other  currencies  may  erode or reverse  gains  from  investments  denominated  in  foreign  currencies or widen losses. Foreign governments may expropriate assets, impose capital  or  currency controls,  impose  punitive  taxes, impose limits on ownership or nationalize  a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability  to bring its capital or income back to the
U.S. Exchange rate fluctuations also may  impair  an  issuer's  ability to repay
U.S.  dollar  denominated  debt,  thereby  increasing credit risk of such  debt.
Finally, the value of foreign securities may  be  affected  by  incomplete, less frequent  or  inaccurate  financial  information  about  their  issuers,  social upheavals  or  political  actions  ranging from tax code changes to governmental collapse. Foreign companies may also  receive  less coverage than U.S. companies by market analysts and the financial press. In addition,  foreign  countries may
lack   uniform  accounting,  auditing  and  financial  reporting  standards   or
regulatory requirements comparable to those applicable to U.S. companies.  These risks are greater in emerging markets.

INDEX-BASED SECURITIES RISK

An investment  in  index-based  securities  generally  presents the same primary risks as an investment in a conventional fund (i.e., one  that  is not exchange-
traded) that has the same investment objectives, strategies, and  policies.  The price  of  index-based securities can fluctuate up or down, and the Funds  could lose money investing  in  index-based securities if the prices of the securities owned by the index-based security  go down.  In addition, index-based securities that are exchange-traded may be subject to the following risks that do not apply to conventional funds: (i) the market  price of an index-based security's shares may trade above or below their net asset  value;  (ii)  an active trading market for an index-based security's shares may not develop or be  maintained; or (iii)
trading  of  an  index-based  security's  shares  may be halted if  the  listing exchange's officials deem such action appropriate,  the shares are delisted from the  exchange,  or the activation of market-wide "circuit-breakers"  (which  are tied to large decreases in stock prices) halts stock trading generally.

INTEREST RATE RISK

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.  However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

INVESTMENT STYLE RISK

The risk that the particular type of investment on which a Fund focuses (such as small-cap value stocks  or large-cap growth stocks) may underperform other asset classes or the overall market.  Individual  market  segments  tend to go through cycles  of  performing  better  or  worse than other types of securities.  These periods may last as long as several years.  Additionally,  a  particular  market segment  could fall out of favor with investors, causing a Fund that focuses  on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK

Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

LIQUIDITY RISK

Liquidity  risk  refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a
Fund will be required  to  continue  to  hold  the security or keep the position open, and a Fund could incur losses. OTC derivative  contracts  generally  carry greater liquidity risk than exchange-traded contracts.

MARKET RISK

Market  risk  is  the  risk  that  the value of a security will move up or down, sometimes  rapidly  and  unpredictably.  These  fluctuations,  which  are  often referred to as "volatility,"  may  cause a security to be worth less than it was worth at an earlier time. Market risk  may  affect  a single issuer, industry or sector of the economy or the market as a whole. Market  risk  is  common to most investments,  including  stocks and bonds, and the mutual funds that  invest  in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of  investing  in  bonds, however, can vary significantly depending upon factors such as issuer and maturity.  The bonds of some companies may be riskier than the stocks of others.

PREPAYMENT RISK

Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield.  The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread).  An increase in the spread will cause the price of the mortgage-backed security to decline.  Spreads generally increase in response to adverse economic or market conditions.  Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

REAL ESTATE/REIT RISK

The Fund's investments in REITs are subject to the same risks as direct investments in real estate.  The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer's management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee any made incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the
REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

SECURITY-SPECIFIC RISK

Security-specific risk is the risk that the value of a  particular  security may or  may  not move in the same direction as the market as a whole. All Funds  are subject to this type of risk.

                            INVESTMENT RESTRICTIONS

The following  investment  restrictions  are  fundamental and may not be changed without a vote of a majority of the outstanding Shares of a Fund.

The Funds:

      (1)  May purchase securities of any issuer  only  when consistent with the maintenance  of its status as a diversified company  under  the  1940
           Act, or the rules  or  regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (2)  May not concentrate investments  in a particular industry or group of industries as concentration is defined  under  the  1940  Act, or the
           rules   or   regulations   thereunder,  as  such  statute,  rules  or
           regulations may be amended from time to time.

      (3)  May issue senior securities  to the extent permitted by the 1940 Act, or the rules or regulations thereunder,  as  such  statute,  rules or regulations may be amended from time to time.

      (4)  May lend or borrow money to the extent permitted by the 1940 Act,  or the  rules  or  regulations  thereunder,  as  such  statute, rules or regulations may be amended from time to time.

      (5)  May  purchase  or  sell  commodities, commodities contracts,  futures contracts, or real estate to the extent permitted by the 1940 Act, or the  rules  or regulations thereunder,  as  such  statute,  rules  or regulations may be amended from time to time.

      (6)  May underwrite securities to the extent permitted by the 1940 Act, or the rules or  regulations  thereunder,  as  such  statute,  rules  or regulations may be amended from time to time.

      (7)  May  pledge,  mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (8)  May  not  change   its  diversification  status  without  shareholder
           approval as required by the 1940 Act.

The fundamental limitations have  been  adopted  to  avoid wherever possible the necessity  of  shareholder meetings otherwise required by  the  1940  Act.  This recognizes the need  to  react  quickly  to changes in the law or new investment opportunities  in the securities markets and  the  cost  and  time  involved  in
obtaining  shareholder   approvals  for  diversely  held  investment  companies.
However, the Fund also has  adopted nonfundamental limitations, set forth below, which  in  some  instances  may  be  more  restrictive  than  their  fundamental limitations.  Any  changes  in  a  Fund's  nonfundamental  limitations  will  be communicated to the Fund's shareholders prior to effectiveness.

1940  Act Restrictions. Under the 1940  Act,  and  the  rules,  regulations  and interpretations  thereunder,  a  "diversified  company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies  or  its  instrumentalities and securities of other investment companies) if, as a result, more  than  5% of the value of its total assets would be invested in the securities of such issuer  or more  than  10%  of  the  issuer's  voting securities would be held by the fund.
"Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry  or  group  of  industries.  The  1940 Act limits  the  ability  of  investment  companies  to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits  an  open-end  fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

Additionally,  the 1940 Act limits the Funds ability to borrow money prohibiting the Fund from issuing  senior  securities,  except  the Fund may borrow from any bank  provided  that  immediately after any such borrowing  there  is  an  asset coverage of at least 300%  for  all borrowings by the Fund and provided further, that in the event that such asset  coverage  shall  at any time fall below 300%, the Fund shall, within three days thereafter or such  longer  period  as the SEC may  prescribe by rules and regulations, reduce the amount of its borrowings  to such an extent that the asset coverage of such borrowing shall be at least 300%.

THE FOLLOWING ARE NON-FUNDAMENTAL POLICIES OF THE INDICATED FUND:

VA INCOME EQUITY FUND*

{circle}under  normal  circumstances,  the  VA Income Equity Fund will invest at least 80% of the value of its "Assets" (net  assets  plus  the  amount of any borrowings for investment purposes) in equity securities.

VA INTERNATIONAL EQUITY FUND*

{circle}under normal circumstances, the VA International Equity Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount  of any borrowings for investment purposes) in equity securities.

VA MACRO 100 FUND

{circle}under  normal  circumstances, the VA Macro 100 Fund will invest at least
   80%  of  the value of its  "Assets"  (net  assets  plus  the  amount  of  any borrowings for investment purposes) in equity  securities.

VA MID CORP AMERICA FUND*

{circle}under  normal circumstances, the VA Mid Corp America Fund will invest at least 80% of  its  "Assets" (net assets plus the amount of any borrowings for investment purposes) in common stocks of mid-cap companies.

{circle}under normal circumstances,  the VA Mid Corp America Fund will invest at least 80% of its "Assets" (net assets  plus  the amount of any borrowings for investment purposes) in investments in the United States of America.

VA ROTATING MARKETS FUND*

{circle}under normal circumstances, the VA Rotating  Markets Fund will invest at least 80% of its "Assets" (net assets plus the amount  of  any borrowings for investment purposes) directly, or indirectly through index-based  securities, in  equity  stocks  comprising  the  equity  market  segment  selected by the
   Advisor.

VA SITUS SMALL CAP FUND*

{circle}under normal circumstances, the VA Situs Small Cap Fund will  invest  at least  80%  of  the  value of its "Assets" (net assets plus the amount of any
   borrowings  for  investment   purposes)   in   equity   securities  of  small
   capitalization companies.

VA MORTGAGE SECURITIES FUND*

{circle}under normal circumstances, the VA Mortgage Securities  Fund will invest at least 80% of the value of its "Assets" (net assets plus the  amount of any borrowings for investment purposes) in mortgage-related securities, including mortgage REITs.

*The  VA  Income Equity Fund, VA International Equity Fund, VA Mid Corp  America
Fund, VA Mortgage  Securities  Fund  and  VA  Situs  Small Cap Fund will provide shareholders with at least 60 days prior notice of any  change in these policies as  required  by  SEC  Rule  35d-1.  These  policies  shall  be interpreted  and implemented in accordance with its purpose, which is solely to  comply with Rule
35d-1.  However, the VA Rotating Markets Fund will propose the same  shareholder notice on a voluntary basis.

THE FOLLOWING ARE NON-FUNDAMENTAL LIMITATIONS OF THE FUNDS:

      (1)  The  Funds  will  not  invest more than 15% of net assets in illiquid securities.

      (2)  The following non-fundamental  policies  of the Funds provide that in applying the concentration restriction: (a) utility companies will be
           divided   according  to  their  services  (for  example,   gas,   gas
           transmission,  electric  and  telephone  will  each  be  considered a
           separate   industry);   (b)   financial  service  companies  will  be
           classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry), and (c) asset-backed securities will be  classified  according  to the  underlying  assets  securing  such securities. Also, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of  non-fundamental  policy, a Fund will not exclude foreign bank instruments from industry  concentration  limits as  long  as  the  policy  of  the  SEC  remains in effect. Moreover,
           investments   in  bank  instruments,  and  investments   in   certain
           industrial  development  bonds  funded  by  activities  in  a  single industry, will  be  deemed  to  constitute investment in an industry, except when held for temporary defensive  purposes. The investment of more  than 25% of the value of the Fund's total  assets  in  any  one industry will constitute "concentration."

THE FOLLOWING INVESTMENT  LIMITATIONS  OF  THE  VA  DIVIDEND  CAPTURE  FUND,  VA
INTERNATIONAL  EQUITY  FUND, VA MACRO 100 FUND, VA MID CORP AMERICA FUND, VA NEW
ECONOMY FUND, VA ROTATING  MARKETS FUND, VA SITUS SMALL CAP FUND AND VA MORTGAGE
SECURITIES FUND ARE NON-FUNDAMENTAL POLICIES. THE FUNDS WILL NOT:

      (1)  Invest in companies for the purpose of exercising control.

      (2)  Pledge, mortgage  or  hypothecate  assets  except to secure temporary borrowings permitted by (4) above in aggregate  amounts not to exceed
           15%  of  total  assets  taken  at current value at the  time  of  the incurrence  of  such  loan,  except  as  permitted  with  respect  to securities lending.

      (3)  Purchase  or  sell  real  estate,  real  estate  limited  partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts  and options on futures contracts, as disclosed in the prospectus) and interest  in  a  pool  of securities that are secured by interests in real estate. However, subject to its permitted investments, the Funds may invest in companies which invest in real estate, commodities or commodities contracts.

      (4)  Make short sales of securities, maintain a short position or purchase securities  on  margin,  except  that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

STATE INSURANCE REGULATIONS
The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by participating insurance companies.
The contracts will seek to be offered in as many jurisdictions as possible.
Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manages its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.

Voting  Information.  As  used  in  this  SAI, a "vote  of  a  majority  of  the outstanding Shares" of the Trust or a particular  Fund  or a particular Class of
Shares of the Trust or a Fund means the affirmative vote  of  the  lesser of (a)
more than 50% of the outstanding Shares of the Trust or such Fund or such Class, or (b) 67% or more of the Shares of the Trust or such Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding  Shares of the Trust or such Fund or such Class are represented in person or by proxy.

                              PORTFOLIO TURNOVER

The portfolio turnover rate of a Fund is defined by the SEC as the ratio  of the lesser  of  annual  sales  or  purchases  to  the  monthly  average value of the portfolio, excluding from both the numerator and the denominator securities with maturities  at  the time of acquisition of one year or less. Portfolio  turnover generally involves  some  expense  to a Fund, including brokerage commissions or dealer mark-ups and other transactions  costs  on  the  sale  of  securities and reinvestment in other securities.

For  the  fiscal years ended December 31, 2006 and 2005, the portfolio  turnover rates for each of the following Funds were as follows:

-----------------------------------------
|FUND                        |2006| 2005|
-----------------------------------------
|                            |    |     |
-----------------------------------------
|VA Dividend Capture Fund    | 94%| 111%|
-----------------------------------------
|VA Growth Fund              | 19%|  15%|
-----------------------------------------
|VA Income Equity Fund       | 73%|  53%|
-----------------------------------------
|VA International Equity Fund| 10%|   7%|
-----------------------------------------
|VA Macro 100 Fund(1)        |213%|  82%|
-----------------------------------------
|VA Mid Corp America Fund.   |  8%|   7%|
-----------------------------------------
|VA New Economy Fund.        | 51%|  49%|
-----------------------------------------
|VA Rotating Markets Fund    | 31%|  44%|
-----------------------------------------
|VA Situs Small Cap Fund     | 17%|  10%|
-----------------------------------------
|VA Mortgage Securities Fund | 36%|  19%|
-----------------------------------------
  (1) The increase in the Fund's portfolio turnover rate in 2006 was due to changes made to the portfolio by the management team based upon changing macroeconomic fundamentals.

                                   VALUATION

NAV is calculated as of the close of the NYSE every Monday through Friday except
(i) days on  which  there  are  not  sufficient changes in the value of a Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; (iii) the following holidays:  New Year's Day, Martin Luther King, Jr.
Day, President's Day, Good Friday, Memorial  Day,  Independence  Day, Labor Day,
Thanksgiving Day, and Christmas Day.

The price at which the Funds will offer or redeem Shares is the NAV per Share next determined after the order is considered received. The Trust calculates NAV for each of the Funds by valuing securities held based on market value.

Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities)
traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ
Official Closing Price. If there is no reported sale on the principal exchange and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events. U.S. Government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-
the-counter bid and asked prices furnished by the security pricing service.
Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service.
Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally
4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded.
Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV. In certain limited circumstances such as when a security's closing price versus the prior day's closing price exceeds a defined variance tolerance, or when a security's closing price is unchanged as compared to the prior day's closing price, a financial intermediary's good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security's market price is readily available. In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund.

                WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS

The  following  tables  give information about Independent Trustees,  Interested
Trustees and the senior officers  of  the  Trust.   Each  Trustee  oversees  all
portfolios  of the Trust and serves for an indefinite term (subject to mandatory
retirement provisions).   Information  about  each Trustee is provided below and
includes each person's: name, address, age (as  of  the  date of the Funds' most recent  fiscal  year  end), present position(s) held with the  Trust,  principal occupations for the past five years and total compensation received as a Trustee for its most recent fiscal  year.  Please note that the information consolidates and includes historical information  from their service as Trustee or Officer of the Original Trusts.  Unless otherwise  noted,  the  business  address  of  each person  listed  below  is  c/o  The  Huntington  Funds,  5800  Corporate  Drive,
Pittsburgh,  Pa.  Unless  otherwise noted, each officer is elected annually. The
Huntington Funds consists of  30  portfolios. Each Trustee serves as Trustee for all portfolios of The Huntington Funds.

As of April 1, 2007, the Trustees and  officers as a group owned less than 1% of
Shares of the Trust.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                                       TOTAL
NAME                                                                                                                   COMPENSATION
AGE                                                                                                                    FROM TRUST
POSITIONS HELD WITH TRUST           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, PREVIOUS POSITION(S) AND OTHER     (PAST
LENGTH OF TIME SERVED               DIRECTORSHIPS HELD                                                                 CALENDAR
                                                                                                                       YEAR)

THOMAS J. WESTERFIELD {dagger}      PRINCIPAL OCCUPATION: Since August 2005, of Counsel, Dinsmore & Shohl LLP (law     $34,000
Age: 51                             firm).
TRUSTEE
Began serving: January 2001         PREVIOUS POSITION: From 1993 to 2005, of Counsel, Cors & Bassett LLC (law firm).

                                    OTHER DIRECTORSHIPS HELD:  None

{dagger} Thomas J. Westerfield has been  deemed an Interested Trustee due to the position he holds with Dinsmore & Shohl LLP,  which  may  be retained to provide legal services to Huntington.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, PREVIOUS POSITION(S) AND OTHER DIRECTORSHIPS HELD      TOTAL
AGE                                                                                                                     COMPENSATION
POSITIONS                                                                                                               FROM TRUST
HELD WITH                                                                                                               (PAST
TRUST                                                                                                                   CALENDAR
DATE SERVICE                                                                                                            YEAR)
BEGAN
DAVID S.         PRINCIPAL OCCUPATION: Since 1965, Chairman of the Board, Schoedinger Funeral Service.  Since 1987,     $38,250
SCHOEDINGER*     CEO, Schoedinger Financial Services, Inc.
Age: 64          PREVIOUS POSITION: From 1992 to 1993, President, Board of Directors of National Selected
CHAIRMAN OF      Morticians (national trade association for morticians).
THE BOARD        OTHER DIRECTORSHIPS HELD:  None
AND TRUSTEE
Began
serving:
June 1999

JOHN M.          PRINCIPAL OCCUPATIONS: Retired                                                                         $31,500
SHARY**
Age: 76          PREVIOUS POSITIONS:  Member, Business Advisory Board, HIE-HEALTHCARE.COM (formerly Hublink, Inc.)
TRUSTEE          (1993-1997)(database integration software); Member, Business Advisory Board, Mind Leaders, Inc.
Began            (formerly DPEC - Data Processing Education Corp.) (1993-1996) (data processing education); Member,
serving:         Business Advisory Board, Miratel Corporation (1993-1995)(research and development firm for
June 1999        CADCAM); Chief Financial Officer of OCLC Online Computer Library Center, Inc. (1978-1993); Member,
                 Board of Directors, Applied Information Technology Research Center (1987-1990); Member, Board of
                 Directors, AIT (1987-1990) (technology).

                 OTHER DIRECTORSHIPS HELD:  None

WILLIAM R.       PRINCIPAL OCCUPATIONS: Retired.                                                                        $33,750
WISE**
Age: 75          PREVIOUS POSITIONS: Corporate Director of Financial Services and Treasurer, Children's Hospital,
TRUSTEE          Columbus, Ohio; Associate Executive Director and Treasurer, Children's Hospital, Columbus, Ohio
Began            (1985-1989).
serving:
June 1999        OTHER DIRECTORSHIPS HELD:  None

TADD C.          PRINCIPAL OCCUPATION:  Retired                                                                         $17,750
SEITZ
Age:  65         PREVIOUS POSITIONS:  Chairman and Chief Executive Officer, The Scotts Company (June 1983 - March
TRUSTEE          1995); Interim Chief Executive Officer (February 1996 - July 1996).
Began
serving:         OTHER DIRECTORSHIPS HELD:  None
July 2006

MARK D.          PRINCIPAL OCCUPATIONS:  Chief Executive Officer and President, BestTransport.com, Inc. (2003 to        $19,250
SHARY***         present).
Age: 47
TRUSTEE          PREVIOUS POSITION:  President, Bostech Corporation (2000 - 2002).
Began
serving:         OTHER DIRECTORSHIPS HELD:  None
July 2006

WILLIAM H.       PRINCIPAL OCCUPATION: Assistant Treasurer, Dana Corporation (September 2006 to Present)                $0
ZIMMER, III      (manufacturing).
Age: 53          PREVIOUS POSITIONS: Vice President and Manager, Global Treasury Management, National City Bank
TRUSTEE          (January 2004 to January 2006); Vice President, Treasury Management Operations, Provident Bank
Began            (June 2003 to January 2004); Financial Consultant (April 2001 to June 2003).
Serving:         OTHER DIRECTORSHIPS HELD: None
December
2006

*David S. Schoedinger became Chairman of the Funds on April 30, 2003.
**      Messrs. John M. Shary and William R. Wise retired as  of  April 26, 2007 pursuant to the Trust's mandatory retirement policy.
***    Family  relationship:  Mark  D. Shary is the nephew of John M. Shary,  an
Independent Trustee of the Trusts.
Carl A. Nelson served as Independent  Trustee from June 2006 to October 2006 and received $12,500.

OFFICERS**

NAME             PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITIONS
AGE
ADDRESS
POSITIONS
HELD WITH
TRUST
DATE SERVICE
BEGAN
B. RANDOLPH      PRINCIPAL OCCUPATIONS: President and Chief Investment Officer, Huntington Asset Advisors, Inc. (February 2001 to
BATEMAN          present); Chief Investment Officer, The Huntington National Bank (October 2000 to present).
Age: 51
PRESIDENT        PREVIOUS POSITIONS: Senior Vice President, Star Bank (June 1988 to October 2000).
41 South
High Street
Columbus, OH
Began
Serving:
September
2005

CHARLES L.       PRINCIPAL OCCUPATIONS: Senior Vice President, Federated Securities Corp. (2007); Director of Mutual Fund Services,
DAVIS, JR.       Federated Services Company (2003 to present); Director of Sales Administration, Federated Securities Corp. (2006 to
Age: 46          present); President, Edgewood Services, Inc. (2004 to present); President, Southpointe Distribution Services, Inc.
CHIEF            (2005 to present).
EXECUTIVE
OFFICER          PREVIOUS POSITIONS: Managing Director, Edgewood Services, Inc. (2000 to 2003); Director of Business Development,
1001 Liberty     Federated Services Company (1998 to 1999); Business Manager, Mutual Fund Services, Federated Services Company (1993
Avenue           to 1998); Director of Investor Relations, MNC Financial, Inc. (1991 to 1993).
Pittsburgh,
PA
Began
Serving:
April 2003

DAVID R.         PRINCIPAL OCCUPATIONS: Chief Compliance Officer, and Anti-Money Laundering Officer of The Huntington Funds
CARSON           (September 2005 to present).
Age: 48
CHIEF            PREVIOUS POSITIONS: Treasurer and Assistant Treasurer of The Huntington Funds, Huntington Asset Advisors, Inc.
COMPLIANCE       (February 2002 to February 2005); Vice President and Private Financial Group Marketing Manager, The Huntington
OFFICER AND      National Bank (June 2001 to September 2005); Trust Officer, Firstar Bank (October 1982 to February 2001).
ANTI-MONEY
LAUNDERING
OFFICER
3805 Edwards
Road Suite
3805
Cincinnati,
OH
Began
Serving:
September
2005

GEORGE M.        PRINCIPAL OCCUPATIONS: Assistant Vice President, Federated Services Company; Vice President and Assistant Treasurer
POLATAS          of various funds distributed by Edgewood Services, Inc. (January 1997 to present).
Age: 44
VICE
PRESIDENT
1001 Liberty
Avenue
Pittsburgh,
PA
Began
Serving:
July 2003

CHRISTOPHER      PRINCIPAL OCCUPATIONS: Vice President - Fund Administration, BISYS Fund Services Ohio, Inc. (February 1993 to
E. SABATO        present).
Age: 38
TREASURER
3435 Stelzer
Road
Columbus, OH
Began
Serving: May
2005

**Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD OF TRUSTEES

BOARD          COMMITTEE        COMMITTEE FUNCTIONS                                                                    MEETINGS HELD
COMMITTEE      MEMBERS                                                                                                 DURING LAST
                                                                                                                       FISCAL YEAR

Audit          David S.         The purposes of the Audit Committee are to oversee the Trust's accounting and          Two
               Schoedinger      financial reporting policies and practices; to oversee the quality and objectivity
               Tadd C.          of the Trust's financial statements and the independent audit thereof; to consider
               Seitz            the selection of independent public accountants for the Trust and the scope of the
               John M.          audit; and to act as a liaison between the Trust's independent auditors and the
               Shary*           full Board. The Audit Committee also serves as the Qualified Legal Compliance
               Mark D.          Committee.
               Shary
               (Chairman)
               William R.
               Wise*
               William H.
               Zimmer, III
BOARD          COMMITTEE        COMMITTEE FUNCTIONS                                                                    MEETINGS HELD
COMMITTEE      MEMBERS                                                                                                 DURING LAST
                                                                                                                       FISCAL YEAR
Compliance     Thomas J.        The purpose of the Compliance Committee is to oversee the Trust's compliance with      Two
               Westerfield      the legal and regulatory requirements of the Trust's operations including
               (Chairman)       compliance with securities laws and regulations.
               David S.
               Schoedinger
               Tadd C.
               Seitz
               John M.
               Shary*
               Mark D.
               Shary
               William R.
               Wise*
               William H.
               Zimmer, III
BOARD          COMMITTEE        COMMITTEE FUNCTIONS                                                                    MEETINGS HELD
COMMITTEE      MEMBERS                                                                                                 DURING LAST
                                                                                                                       FISCAL YEAR
Nominating     David S.         The purpose of the Nominating Committee is to nominate a person or persons to          Three
               Schoedinger      serve as a member of the Board of Trustees.  The Nominating Committee will
               (Chairman)       consider nominees recommended by Shareholders.  The Nominating Committee shall be
               Tadd C.          comprised of all Independent Trustees. Recommendations should be submitted to the
               Seitz            Nominating Committee in care of The Huntington Funds.
               John M.
               Shary*
               Mark D.
               Shary
               William R.
               Wise*
               William H.
               Zimmer, III
BOARD          COMMITTEE        COMMITTEE FUNCTIONS                                                                    MEETINGS HELD
COMMITTEE      MEMBERS                                                                                                 DURING LAST
                                                                                                                       FISCAL YEAR
Special        David S.         The purpose of the Special Proxy Voting Committee is to consider and determine how     None
Proxy          Schoedinger      to vote on behalf of the Trust with respect to specific votes referred by the
Voting         Tadd C.          Trust's Advisor.
               Seitz
               John M.
               Shary*
               Mark D.
               Shary
               William R.
               Wise*
               William H.
               Zimmer, III

BOARD OWNERSHIP OF SHARES IN THE VA PORTFOLIOS AND THE HUNTINGTON FUNDS AS OF
DECEMBER 31, 2006

         (1)                                  (2)                                    (2)

                       DOLLAR RANGE OF SHARES OWNED IN THE VA PORTFOLIOS DOLLAR RANGE OF SHARES OWNED
   NAME OF TRUSTEE                                                         IN THE HUNTINGTON FUNDS

David S. Schoedinger                         None                               Over $100,000
John M. Shary*                               None                             $50,000 - $100,000
Thomas J. Westerfield                        None                             $10,001 - $50,000
William R. Wise*                             None                               Over $100,000
Tadd C. Seitz                                None                                $1 - $10,001
Mark D. Shary                                None                                    None
William H. Zimmer, III                       None                                    None

* Messrs. John M. Shary and William R. Wise retired as of April 26, 2007 pursuant to the Trust's mandatory retirement policy.

INVESTMENT ADVISOR

Huntington Asset Advisors, Inc. (Advisor)  has  served  as investment advisor to the Trust since its creation on May 12, 2001 as part of a  reorganization of the investment  advisory  services of Huntington Bank. The Advisor  is  a  separate, wholly owned subsidiary of Huntington Bank.

Huntington Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares
Incorporated ("HBI") and  is deemed to be controlled by HBI. With $36 billion in assets as of December 31, 2006,  HBI  is  a  major Midwest regional bank holding company. Through its subsidiaries and affiliates,  HBI  offers  a  full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

Under  the  investment  advisory  agreements  between  the Trust and the Advisor
(Investment  Advisory  Agreements),  the  Advisor, at its expense,  furnishes  a continuous  investment  program  for  the various  Funds  and  makes  investment decisions on their behalf, all subject  to  such  policies  as  the Trustees may determine.  Investment  decisions are subject to the provisions of  the  Trust's
Declaration of Trust and  By-laws, and of the 1940 Act. In addition, the Advisor makes decisions consistent  with  a  Fund's investment objectives, policies, and restrictions, and such policies and instructions  as the Trustees may, from time to time, establish.

The Advisor may from time to time agree to voluntarily  reduce its advisory fee.
While there can be no assurance that the Advisor will choose  to  make  such  an agreement, any voluntary reductions in the Advisor's advisory fee will lower the
Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

The Investment Advisory Agreements provide that the Advisor shall not be subject to  any  liability  for  any error of judgment or mistake of law or for any loss suffered by the Trust in connection  with  the  matters  to which the Investment
Advisory Agreements relate, except a loss resulting from a  breach  of fiduciary duty  with  respect  to  the  receipt  of  compensation  for  services or a loss resulting  from  willful misfeasance, bad faith, gross negligence,  or  reckless disregard of its obligations and duties on the part of the Advisor.

The Investment Advisory  Agreements  may  be  terminated  without  penalty  with respect  to  any  Fund  at  any  time  by  the  vote  of  the Trustees or by the shareholders of that Fund upon 60 days' written notice, or  by the Advisor on 90 days' written notice. An Investment Advisory Agreement may be  amended only by a vote of the shareholders of the affected Fund(s). The Agreements  also terminate without  payment  of any penalty in the event of its assignment. The  Investment
Advisory Agreements  provide that they will continue in effect from year to year only so long as such continuance  is  approved at least annually with respect to each Fund by the vote of either the Trustees  or  the  shareholders of the Fund, and,  in  either  case,  by a majority of the Trustees who are  not  "interested persons" of Huntington.

From time to time, the Advisor may use a portion of its reasonable resources and profits to pay for certain administrative services provided by financial institutions on Shares of the Funds.

Because of the internal controls  maintained by the Advisor to restrict the flow of non-public information, the Funds' investments are typically made without any knowledge  of the Advisor's or its affiliates'  lending  relationships  with  an issuer.

SUB-ADVISOR

The Advisor  has delegated daily management of the VA Macro 100 Fund's assets to
Laffer Investments, Inc.  The Sub-Advisory fee is paid by the Advisor and not by the Fund.  The  address for Laffer Investments is 2909 Poston Avenue, 2nd Floor,
Nashville, TN 37203.   As  of  December  31, 2006, Laffer Investments had assets
under management of approximately $481 million.

PORTFOLIO MANAGER INFORMATION
Unless otherwise noted, the following information about the Funds' Portfolio
Managers is provided as of the end of the Funds' most recently completed fiscal year. None of the other Accounts described below has an advisory fee that is based on the performance of the account.

VA DIVIDEND CAPTURE FUND

OTHER ACCOUNTS MANAGED BY
B. RANDOLPH BATEMAN                  TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*

Registered Investment Companies                                   3 funds / $247,275,017
Other Pooled Investment Vehicles                                                    None
Other Accounts                                                22 accounts / $220,000,000

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

OTHER ACCOUNTS MANAGED BY
KIRK MENTZER                         TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*

Registered Investment Companies                                   2 funds / $320,473,839
Other Pooled Investment Vehicles                                                    None
Other Accounts                                                18 accounts / $150,167,949

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None due to the asset allocation of the portfolio manager's accounts.

VA GROWTH FUND

OTHER ACCOUNTS MANAGED BY
DR. BERNARD SHINKEL                  TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*

Registered Investment Companies                                   3 funds / $375,217,671
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               240 accounts / $135,499,611

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
The above information is provided as of February 14, 2007.

OTHER ACCOUNTS MANAGED BY
MARTINA CHEUNG                       TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*

Registered Investment Companies                                    1 fund / $237,990,267
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               119 accounts / $357,000,000

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $10,001-$50,000.

OTHER ACCOUNTS MANAGED BY
JENNY JIANG                          TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*

Registered Investment Companies                                    1 fund / $241,720,213
Other Pooled Investment Vehicles                                                    None
Other Accounts                                                 79 accounts / $32,500,000

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
The above information is provided as of February 14, 2007.

VA INCOME EQUITY FUND

OTHER ACCOUNTS MANAGED BY
CRAIG J. HARDY                       TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*

Registered Investment Companies                                    1 fund / $200,549,991
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               195 accounts / $261,561,074

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

OTHER ACCOUNTS MANAGED BY
CHRISTOPHER G. CWIKLINSKI                            TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS

Registered Investment Companies                                                   1 fund / $200,549,991
Other Pooled Investment Vehicles                                                                   None
Other Accounts                                                              177 accounts / $205,537,105
Accounts Paying Advisory Fees Based Upon Performance                               1 account/$1,242,158

Dollar value range of shares owned in the Fund: None.

VA INTERNATIONAL EQUITY FUND

OTHER ACCOUNTS MANAGED BY
MADELYNN MATLOCK                     TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*

Registered Investment Companies                                    1 fund / $275,388,126
Other Pooled Investment Vehicles                                                    None
Other Accounts                                                  9 accounts / $14,500,000

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

VA MACRO 100 FUND

                                                               NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
                             TOTAL NUMBER OF OTHERACCOUNTS     PERFORMANCE FEES
OTHER ACCOUNTS                       MANAGED/TOTAL ASSETS*
MANAGED BY
DR. ARTHUR B.
LAFFER

Registered                            1 fund / $48,023,500
Investment
Companies
Other Pooled                                                   1 account / $2,489,000
Investment
Vehicles
Other Accounts                  22 accounts / $419,550,000

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $100,001-$500,000.

                                                               NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
                             TOTAL NUMBER OF OTHERACCOUNTS     PERFORMANCE FEES
OTHER ACCOUNTS                       MANAGED/TOTAL ASSETS*
MANAGED BY
ARTHUR B. LAFFER,
JR.

Registered                            1 fund / $48,023,500
Investment
Companies
Other Pooled                                                   1 account / $2,489,000
Investment
Vehicles
Other Accounts                  22 accounts / $419,550,000

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $100,001-$500,000.

VA MID CORP AMERICA FUND

OTHER ACCOUNTS MANAGED BY
CHRISTOPHER M. ROWANE                TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*

Registered Investment Companies                                    1 fund / $164,274,589
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               320 accounts / $275,000,000

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $100,001-$500,000.

VA NEW ECONOMY FUND

OTHER ACCOUNTS MANAGED BY
DR. BERNARD SHINKEL                  TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*

Registered Investment Companies                                   3 funds / $380,545,930
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               240 accounts / $135,499,611

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
The above information is provided as of February 14, 2007.

VA ROTATING MARKETS FUND

OTHER ACCOUNTS MANAGED BY
PAUL KOSCIK                          TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*

Registered Investment Companies                                     1 fund / $48,598,274
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               224 accounts / $363,655,970

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $50,001-$100,000.

VA SITUS SMALL CAP FUND

OTHER ACCOUNTS MANAGED BY
B. RANDOLPH BATEMAN                  TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*

Registered Investment Companies                                   3 funds / $247,275,017
Other Pooled Investment Vehicles                                                    None
Other Accounts                                                22 accounts / $220,000,000

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

VA MORTGAGE SECURITIES FUND

OTHER ACCOUNTS MANAGED BY
WILLIAM G. DOUGHTY                   TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*

Registered Investment Companies                                 5 funds / $1,110,691,451
Other Pooled Investment Vehicles                                 1 account / $10,321,239
Other Accounts                                              47 accounts / $1,355,899,805

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

OTHER ACCOUNTS MANAGED BY
GUSTAVE J. SEASONGOOD                TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*

Registered Investment Companies                                     1 fund / $88,351,056
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               280 accounts / $406,401,121

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: none.

MR. BATEMAN is paid a fixed base salary and is eligible for a cash bonus.  Base salary is determined within a market competitive salary range, based on his experience and performance, and is reviewed annually.  The cash incentive is part of the Private Financial Group (PFG) Trust Incentive Plan (TIP).  The TIP
has a monthly and quarterly award component.
    {circle}The monthly award is based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the Bank's PFG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans.  The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts.  Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12-months.  The maximum monthly award is a percentage of the first year's trust fees on such self-generated business.
    {circle}The quarterly award is a maximum percentage of the portfolio manager's quarterly base salary, and is determined on whether he met 3 pre-determined groups of criteria categories with different assigned
      weights within his performance plan, as follows:   25% on the PFG division
      performance; 50% on the portfolio manager's assigned Region/Business Unit performance, which is measured on income meeting projections; and 25% on individual portfolio manager meeting pre-determined performance criteria jointly established by the portfolio manager and his manager, which generally include regulatory compliance, customer service factors, sales performance, and (if applicable) management performance.  The payout on the last two components of the plan will be increased by a maximum of 20%
      if the portfolio manager outperforms the plans, but will be decreased by one-third increments to zero if the portfolio manager underperforms the goal.  Performance is measured and paid quarterly.

Goals vary, but generally involve specific and general goals, such as fund and private account asset growth; growth of the Bank's Private Financial Group of which he is a manager; consistency of manager performance; performance against one or more pre-selected benchmarks, depending on the types of funds and private accounts for which he will have management responsibility.  Mr. Bateman is eligible for annual awards of stock options and restricted stock units on the
Bank's holding company stock, the amount of which is recommended by his manager and subject to approval by the Chief Executive Officer and the Compensation
Committee of the Board of Directors of the holding company.  Mr. Bateman is eligible, but has not elected, to participate in a deferred compensation program.

MESSRS. MENTZER AND ROWANE are paid fixed base salaries and are eligible for cash incentives.  Base salary is determined and reviewed annually based on competition in the trust and investment management market.  The cash incentive is part of the Private Financial Group (PFG) Trust Incentive Plan (TIP).  The
TIP has a monthly and quarterly award component.
   {circle}The monthly award is based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the Bank's PFG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans.  The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts.  Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12-months.  The maximum monthly award is a percentage of the first year's trust fees on such self-generated business.  Mr. Rowane also receives a smaller percentage on fees generated in future years.
   {circle}The quarterly award is a maximum percentage of the portfolio manager's quarterly base salary, and is determined on whether he met three pre-determined groups of criteria categories with different assigned weights within his performance plan, as follows:  25% on the PFG division performance; 50% on the portfolio manager's assigned Region/Business Unit performance, which is measured on income meeting projections; and 25% on individual portfolio manager meeting pre-determined performance criteria jointly established by the portfolio manager and his manager, which generally include regulatory compliance, customer service factors, sales performance, and (if applicable) management performance.  The payout on the last two components of the plan will be increased by a maximum of 10%
      if the portfolio manager outperforms the plans, but will be decreased by one-third increments to zero if the portfolio manager underperforms the goal.  Performance is measured and paid quarterly.

Messrs. Mentzer and Rowane are eligible for awards of options on the Bank's holding company stock, the amount of which is recommended by their manager and subject to approval by the Chief Executive Officer and the Compensation
Committee of the Board of Directors of the holding company.

MS. CHEUNG, MR. CWIKLINSKI, MR. DOUGHTY, MR. HARDY, MS. JIANG, MR. KOSCIK, MS.
MATLOCK, MR. SEASONGOOD AND DR. SHINKEL are paid fixed base salaries and are eligible for several cash incentives, as described below.  Base salary is determined within a market competitive salary range, based on the portfolio manager's experience and performance, and is reviewed annually.

Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms.
Matlock, Mr. Seasongood, and Dr. Shinkel are each eligible for a monthly award based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the
Bank's PFG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and
various retirement plans.  The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts.
Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12 months.  The maximum monthly award is a percentage of the first year's trust fees on such self-generated business.

Quarterly, if the Funds' assets collectively grow at least 3.0% over the previous calendar quarter as a result of new portfolio placements, retail sales, or general fund performance, an incentive pool is funded at a rate of 10% of the annualized incremental advisory fees for the quarter.  Assets derived from employee benefit accounts and irrevocable trusts and performance of all money market funds do not count toward asset growth for purposes of this bonus.
Further, beginning January 1, 2005, assets in Florida Tax Free Fund, Money
Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market
Fund do not count toward asset growth for purposes of this bonus.  Ms. Cheung,
Mr. Cwiklinski, Mr. Doughty, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr.
Seasongood and Dr. Shinkel are eligible to receive equal shares of 75% of this pool along with others eligible for this incentive.  The remaining 25% of this pool is distributed at the Advisor's Chief Investment Officer's total discretion based on his assessment of the following criteria:  (1) use of the Funds in individual investment accounts, (2) development of publicity of the Funds, (3)
coordination of relationships with the brokers who sell the Funds and (4)
excellence in trading and placement within the Funds.

Ms. Cheung, Mr. Cwiklinski, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr.
Seasongood and Dr. Shinkel are each responsible for researching and making buy, hold and sell recommendations for individually- assigned industries.  Based on the Advisor's Chief Investment Officer's and the Director of Research's
assessment, and at their discretion, each of these portfolio managers may be awarded an incentive of a certain percentage of his or her quarterly base salary for his or her performance as an analyst.  Each portfolio manager's performance in this regard is assessed quarterly by the Advisor's Chief Investment Officer and the Director of Research by comparing the performance of a selected group of that portfolio manager's recommended industry stocks to the relevant industry sector or peer group.  Such industry sector or peer group is selected and changed by the Chief Investment Officer from time to time at his sole discretion.

As noted above, Ms. Cheung, Mr. Cwiklinski, Mr. Hardy, Ms. Jiang, Mr. Koscik,
Ms. Matlock, Mr. Seasongood and Dr. Shinkel are the portfolio managers for other accounts in addition to the portfolios of the Funds they manage.  Each such account is assigned a "Category" (such as Income, Growth, etc.) by the Advisor, and each such Category has defined ranges and targets for securities weightings, and is assigned a benchmark which is statistically calculated by the Advisor based on the Advisor's "Tactical Asset Allocation Model" as compared to the objective of the account.  At the beginning of the calendar year, each of these portfolio managers selects 50 of his or her accounts for review.  Of these 50 accounts, the portfolio manager's manager and the Advisor's Chief Investment
Officer jointly select ten accounts to review for adherence to the Category's defined ranges and targets.  Each of these portfolio managers is eligible for a quarterly bonus equal to a certain percentage of his or her quarterly base salary if 60% of the selected accounts exceed the Advisor's Category benchmark.
In addition, these 50 accounts are monitored for retention. If all of a portfolio manager's 50 accounts remain with the Advisor for the entire calendar year, that portfolio manager will receive a bonus equal to a certain percentage of his or her annual base salary.

Quarterly, if the VA Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Growth Index (S&P
500 CGI), and the VA Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Dr. Shinkel's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA
Growth Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Dr. Shinkel on a quarterly basis.

Quarterly, if the VA Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500 CGI, and the VA Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Cheung's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Growth Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Ms. Cheung on a quarterly basis.

Quarterly, if the VA Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the  S&P 500 CGI, and the VA Growth
Fund's assets grow at least 3.0% over the previous calendar quarter under Ms.
Jiang's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Growth Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.
The pool, if funded, is distributed directly to Ms. Jiang on a quarterly basis.

Quarterly, if the VA Income Equity Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Value Index, and the VA Income Equity Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Cwiklinski's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA
Income Equity Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Mr. Cwiklinski on a quarterly basis.

Quarterly, if the VA Income Equity Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Value Index, and the VA Income Equity Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Cwiklinski's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA
Income Equity Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Mr. Cwiklinski on a quarterly basis.

Quarterly, if the VA International Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Morgan Stanley Capital
International Europe, Australasia and Far East Index, and the VA International
Fund's assets grow at least 3.0% over the previous calendar quarter under Ms.
Matlock's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA International Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.
The pool, if funded, is distributed directly to Ms. Matlock on a quarterly basis.

Quarterly, if the VA New Economy Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Russell 3000 Growth Index, and the
VA New Economy Fund's assets grow at least 3.0% over the previous calendar quarter under Dr. Shinkel's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA New Economy
Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Dr.
Shinkel on a quarterly basis.

Quarterly, if the VA Rotating Markets Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500 Index, and the
VA Rotating Markets Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Koscik's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Rotating Markets
Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Mr.
Koscik on a quarterly basis.

Quarterly, if the VA Mortgage Securities Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers
Mortgage-Backed Securities Index, and the VA Mortgage Securities Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Doughty's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Mortgage Securities Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.
The pool, if funded, is distributed directly to Mr. Doughty on a quarterly basis.

Quarterly, if the VA Mortgage Securities Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers
Mortgage-Backed Securities Index, and the VA Mortgage Securities Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Seasongood's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Mortgage Securities Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.
The pool, if funded, is distributed directly to Mr. Seasongood on a quarterly basis.

All portfolio managers are eligible for awards of stock options and/or restricted stock units on the Bank's holding company stock, the amount of which is recommended by their manager and subject to approval by the Chief Executive
Officer and the Compensation Committee of the Board of Directors of the holding company.

DR. LAFFER AND MR. LAFFER are each paid a fixed base salary and a variable annual cash bonus.  As co-owners of the Sub-Advisor, both the base salary and annual cash bonus are entirely within their mutual discretion, and are negotiated between them based on the Sub-Advisor's profitability and success.
Consideration is given to several factors in making these subjective, discretionary determinations, as follows: performance of investment products under the portfolio manager's management, long term contribution to accounts under his discretion, long term contribution to the Sub-Advisor's investment committee, and contribution to the development and profitability of the Sub-
Advisor.

ADVISOR CONFLICTS OF INTEREST
As a general matter, certain actual or apparent conflicts of interest may arise in connection with a portfolio manager's management of a Fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  Although the Advisor does not track the time a portfolio manager spends on a single portfolio, the Advisor does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible.  It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another.
Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  All individual trust accounts are reviewed at least annually to assure that investment decisions are consistent with the stated objectives and investment strategy of the trust, with legal and regulatory limitations, and with the current fundamental strategy of the
Advisor.

Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines and compliance with the Advisor's
Code of Ethics.  Finally, the Advisor has structured the portfolio managers'
compensation in a manner, and a Fund has adopted policies and procedures, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.

SUB-ADVISOR CONFLICTS OF INTEREST
As indicated above, portfolio managers at Laffer Investments ("Laffer") may manage different accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., private funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  Portfolio managers at Laffer make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  Although Laffer does not track the time a portfolio manager spends on a single portfolio, Laffer does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible.  Laffer seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines.  Most accounts within a particular investment discipline are managed using the same investment model.  Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, Laffer may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account.  Accordingly, the performance of each account managed by a portfolio manager may vary.

Conflicts of interest may arise where some accounts managed by a particular portfolio manager may have higher fees than the fees paid by other accounts or where a certain accounts pays performance based fees while another does not.
Because a portfolio manager's compensation may be affected by revenues earned by
Laffer, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts.

In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades.  Laffer may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary.  When a decision is made to aggregate transaction on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.
Laffer has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, Laffer monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with Laffer's Code of Ethics.  Furthermore, Laffer's President
periodically reviews the performance of all portfolio managers.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Under  Rule 206(4)-6 of the Advisers Act, it  is  a  fraudulent,  deceptive,  or manipulative  act,  practice or course of business within the meaning of section
206(4) of the Adviser's  Act  for  an  investment  adviser  to  exercise  voting authority  with respect to client securities, unless (i) the adviser has adopted and implemented  written policies and procedures that are reasonably designed to ensure that the adviser  votes proxies in the best interest of its clients, (ii)
the adviser describes its  proxy  voting  procedures to its clients and provides copies  on request, and (iii) the adviser discloses  to  clients  how  they  may obtain information on how the adviser voted their proxies.

The Trustees  have  delegated  to  the  Advisor authority to vote proxies on the
securities held in the Funds' portfolios.   The  Advisor's proxy voting policies
and procedures are set forth below, and shall govern its voting of such proxies.

I.    PROXY VOTING POLICIES

It is the policy of the Advisor to vote proxies in  the  best  interest  of  the shareholders  of  the Trust.  The Advisor will employ an independent third party
(currently Institutional  Shareholder  Services  ("ISS"))  to  (i)  research all proxies for which the Advisor has authority to vote (except, as described below, for proxy votes which pertain to the Funds or which are required to be  voted in a particular manner under applicable law), (ii) to recommend a vote according to the  guidelines  published  by the independent third party and/or according  the these Policies, and (iii) to  cast  a vote consistent with the recommendation of the independent third party (unless the Special Proxy Voting Committee overrides the recommendation of the independent third party), or as required by applicable law (as described below).  Proxy voting  matters  which pertain to the Funds for which a vote has already been cast by the Board of  Trustees  of the Trust, will be  cast  according  to  the  vote of the independent Trustees of the  Board  of
Trustees of the Trust.

Certain Funds may be required to  vote  proxies  in a manner specified under the
1940 Act.  In particular, a Fund that relies on Section  12(d)(1)(F) of the 1940
Act to invest in the securities of other investment companies  (such  as  the VA
Rotating  Markets Fund) must vote its shares in an underlying investment company in  accordance  with  Section  12(d)(1)(E)  of  the  1940  Act  or  Rule  12d1-3
thereunder.   With  respect to those Funds that rely on Section 12(d)(1)(F), the
Advisor and the independent  third  party  will  have  no  discretion  in voting proxies and the Advisor will instruct the independent third party to vote  those
Funds' proxies on underlying investment companies in the same proportion as  the vote  of all other holders of such securities (commonly referred to as "echo" or
"mirror" voting).

The President  of  the  Advisor will appoint a Proxy Review Committee to monitor the recommendations made and votes cast by the independent third party to assure that votes are consistent  with,  as  applicable,:  (i)  the Advisor's fiduciary duty,  (ii)  the  best  interest  of  the shareholders of the Funds,  (iii)  the guidelines published by the independent third party, and (iv) these Proxy Voting
Policies.

The Advisor may refer to the Special Proxy  Voting Committee any proxy vote that would  be  impractical  or  inappropriate to resolve  by  following  the  voting recommendation of the independent third party vote.

II.   COMMITTEES

   1.Proxy Review Committee
         a.The purpose of the Proxy Review Committee is to monitor the recommendations made and votes cast by the independent third party to assure that such votes are consistent with, as applicable, (i) the
           Advisor's fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.
         b.The Proxy Review Committee will report, to the President of the
           Advisor, on a quarterly basis the results of its monitoring activities.  Any votes that appear inconsistent with these Policies will be reported to the Advisor immediately.
         c.The Proxy Review Committee will provide the Special Proxy Voting
           Committee with the information it needs for the Committee to determine how to vote a proxy, including information pertaining to any possible conflict of interest.
         d.The President of the Advisor will appoint the members of the Proxy
           Review Committee.

   2.Special Proxy Voting Committee
         a.The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Funds with respect to specific votes referred by the Funds' Advisor.
         b.The Special Proxy Voting Committee shall be composed exclusively of the independent Trustees of the Board of Trustees of the Funds.

The Special Proxy Voting Committee  will conduct its activities according to the
Special Proxy Voting Committee Charter.

III.  CONFLICTS OF INTEREST

The Advisor will ensure that proxy votes  are  voted in the Funds' best interest and are not affected by the Advisor's conflicts  of  interest.  Proxy votes cast based  upon  the  recommendations of an independent third  party  will  be  cast according to that party's  pre-determined proxy voting policy and therefore will involve little discretion on the part of the Advisor.  For proxy votes for which the Advisor overrides the recommendation  of  the  independent  third party, the
Advisor will grant voting authority to the Special Proxy Voting Committee.

IV.   GUIDELINES

The Advisor has adopted ISS's proxy voting guidelines, as they may be amended by
ISS  from time to time, to further the interest of the Funds' shareholders  with respect  to proxy voting matters.  A current summary of the pre-determined proxy voting guidelines  adopted  by  ISS can be found at www.issproxy.com.  The Proxy
Review Committee will review the  ISS proxy voting guidelines no less frequently than annually to assure that votes  continue  to be cast in the best interest of shareholders of the Funds. Any changes in the guidelines will be communicated at least annually by the Proxy Review Committee to  the Advisor's Investment Policy
Committee and the Chief Compliance Officer of the Funds.

V.    RECORDKEEPING

In accordance with Rule 204-2 under the Advisers Act,  the  Advisor  must retain
(i)  its  proxy  voting  policies and procedures; (ii) proxy statements received regarding Fund securities;  (iii)  records of votes on behalf of the Funds; (iv)
records of Fund requests for proxy voting  information,  and  (v)  any documents prepared by the Advisor that were material to making a decision how  to vote, or that  memorialized  the  basis for the decision.  The Advisor may rely on  proxy statements filed on the SEC's  EDGAR system (instead of keeping its own copies), and  may rely on proxy statements  and  records  of  its  votes  cast  that  are maintained  with  an  independent  third  party  such  as ISS, provided that the
Advisor obtains an undertaking from the independent third  party  to  provide  a copy of the documents promptly upon request.

PROXY VOTING REPORT

A  report  on  "Form  N-PX"  of  how the Funds voted any proxies during the most recent 12-month period ended June  30 is available through The Huntington Funds'
website.  Go to www.huntingtonvafunds.com;  select "Fund Shareholders;" then use the link to "Proxy Voting Record" and select  a Fund. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The disclosure policy of the Funds and the Advisor generally prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Advisor or its affiliates who have access to nonpublic information concerning the Funds' portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for certain personal securities trades other than mutual fund shares.  Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  All of these service providers are identified elsewhere in the
Prospectus or in the Appendix to this SAI.  The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  These organizations are Lipper, Morningstar and Standard
& Poor's, Inc., who receive a full portfolio holdings listing each month.
Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  The Advisor also discloses nonpublic portfolio holdings information of the Funds no less often than monthly to Abel/Noser Corp., Bloomberg, Citigroup Global Markets
Inc., Investment Company Institute, Investment Scorecard, Inc., KeyBanc Capital
Markets (McDonald Inc.), Lehman Brothers, Inc., Mesirow Financial Inc., McGraw-
Hill, RBC Dain Rauscher Inc., SunGard, Thomson ONE, Thomson-Vestok, Valueline,
Vickers and Wilshire Associates, Inc. so that they can provide the Advisor with portfolio and trading analysis and comparative information based on proprietary modeling software to assist the Advisor in its investment management process.
The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the Advisor's Chief Compliance Officer and the authorization of the
Funds' Chief Executive Officer or Chief Financial Officer.  Approval to furnish nonpublic portfolio holdings information to a third party will be given only if there is a legitimate business purpose and such disclosure is subject to a confidentiality agreement to safeguard the confidentiality of the information so that the information will be used only for the purposes for which it was furnished and otherwise protect against misuse of such information.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates, the following procedures apply.  No consideration may be received by the Funds, the Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews periodically and at least annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

PORTFOLIO TRANSACTIONS

The Advisor may place portfolio transactions with  broker-dealers which furnish, without cost, certain research, statistical, and quotation  services of value to the Advisor and its affiliates in advising the Trust and other clients, provided that  they  shall  always  seek  best  price and execution with respect  to  the transactions. Certain investments may be appropriate for the Trust and for other clients advised by the Advisor. Investment  decisions  for  the  Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings,  availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in  different amounts  and  at  different  times  for more than one but less than all clients.
Likewise, a particular security may be  bought  for one or more clients when one or more other clients are selling the security. In  addition, purchases or sales of  the  same  security  may be made for two or more clients  of  an  investment advisor on the same day. In  such  event,  such  transactions  will be allocated among the clients in a manner believed by the Advisor to be equitable  to  each.
In  some  cases,  this  procedure  could  have an adverse effect on the price or amount of the securities purchased or sold  by  the  Trust.  Purchase  and  sale orders  for the Trust may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results for the Trust.

As part of  its  regular  banking  operations, Huntington Bank may make loans to public companies. Thus, it may be possible,  from time to time, for the Funds to hold or acquire the securities of issuers which  are  also  lending  clients  of
Huntington  Bank. The lending relationship will not be a factor in the selection of securities for the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Transactions  on  U.S. stock exchanges and other agency transactions involve the payment by a Fund of  negotiated  brokerage  commissions.  Such commissions vary among  different  brokers.  Also,  a  particular  broker  may  charge  different commissions  according  to  such  factors  as  the  difficulty and size  of  the transaction. Transactions in foreign securities often  involve  the  payment  of fixed brokerage commissions, which are generally higher than those in the United
States. There is generally no stated commission in the case of securities traded in  the  over-the-counter markets, but the price paid by a Fund usually includes an undisclosed  dealer  commission  or  mark-up.  In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Advisor places all orders for the purchase and  sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best  efforts  to  obtain for a
Fund  the  best  price  and  execution available. In seeking the best price  and execution, the Advisor, having  in  mind  a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for  the  security,  the amount of the commission, the timing of the transaction taking into account market  prices and trends, the reputation, experience, and financial stability of the broker-dealer involved,  and  the  quality  of  service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for  advisors  of investment companies  and  other  institutional  investors  to receive research,  statistical,  and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisors. Consistent with this  practice,  the  Advisor  receives  research,  statistical,  and  quotation services from many broker-dealers  with  which  it  places  a  Fund's  portfolio transactions.  These  services,  which  in some cases may also be purchased  for cash,  include such matters as general economic  and  security  market  reviews, industry  and company reviews, evaluations of securities, and recommendations as to the purchase  and  sale of securities. Some of these services are of value to the Advisor and its affiliates  in  advising various of their clients (including the Trust), although not all of these  services  are  necessarily  useful and of value  in  managing  the  Trust.  The  fee paid by a Fund to the Advisor is  not reduced because the Advisor and its affiliates receive such services.

As  permitted  by  Section 28(e) of the Securities  Exchange  Act  of  1934,  as
amended, and by the Investment Advisory Agreements, the Advisor may cause a Fund to  pay a broker-dealer  that  provides  the  brokerage  and  research  services described  above  an  amount  of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction.  The  Advisor's  authority to cause a
Fund to pay any such greater commissions is also subject to such policies as the
Trustees may adopt from time to time.

On  December  31, 2006, certain Funds owned securities of the following  regular broker/dealers:

FUND                          SECURITY TYPE                SECURITY                HOLDINGS

VA Dividend Capture Fund      Common Stock     Morgan Stanley Dean Witter & Co     $488,580
VA Dividend Capture Fund      Common Stock            State Street Corp.           $708,120
VA Dividend Capture Fund     Preferred Stock     Citigroup Capital Trust III       $705,040
VA Dividend Capture Fund     Preferred Stock      Goldman Sachs Group, Inc.        $130,600
VA Dividend Capture Fund     Preferred Stock         JPMorgan Chase & Co           $506,400
VA Dividend Capture Fund     Preferred Stock    Lehman Brothers Holdings, Inc      $652,800
VA Dividend Capture Fund     Preferred Stock    Merrill Lynch Capital Trust V      $851,070
VA Growth Fund                Common Stock           JPMorgan Chase & Co           $48,300
VA Growth Fund                Common Stock      Lehman Brothers Holdings, Inc.     $218,736
VA Income Equity Fund         Common Stock             Citigroup, Inc.            $1,125,140
VA Income Equity Fund         Common Stock           JPMorgan Chase & Co          $1,313,760
VA International Equity Fund   Mutual Fund   Morgan Stanley India Investment Fund  $76,891
VA Macro 100 Fund             Common Stock             Citigroup, Inc.             $529,150
VA Macro 100 Fund             Common Stock        Goldman Sachs Group, Inc.        $318,960
VA Macro 100 Fund             Common Stock           JPMorgan Chase & Co           $487,830
VA Macro 100 Fund             Common Stock        Merrill Lynch & Co., Inc.        $297,920
VA Macro 100 Fund             Common Stock     Morgan Stanley Dean Witter & Co     $325,720
VA Mid Corp America Fund      Common Stock       Bear Stearns Companies, Inc.      $217,637

CODE OF ETHICS
Each of the Trust, the Advisor, the Sub-Advisor and the Distributor maintain
Codes of Ethics which permit Fund Trustees and certain employees to invest in securities for their own accounts, including securities that may be purchased or held by the Fund, subject to certain preclearance and blackout provisions that minimize potential conflicts of interest.  Although they do permit these people to trade in securities, including those that the Trust could buy, they also contain significant safeguards designed to protect the Trust and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions. As of the date of this
SAI, copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust's Registration Statement.

EXPENSES

The  Trust's  service  providers  bear  all  expenses  in  connection  with  the performance of  their  respective  services, except that each Fund will bear the following expenses relating to its operations:  taxes,  interest, brokerage fees and  commissions,  if  any,  fees and travel expenses of Trustees  who  are  not partners, officers, directors, shareholders or employees of Huntington Bank, SEC fees and state fees and expenses,  certain  insurance  premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares  rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned  by the Fund,
costs   of   maintenance   of  corporate  existence,  typesetting  and  printing
prospectuses  for  regulatory   purposes   and   for   distribution  to  current
Shareholders,  costs  and  expenses of Shareholders' and Trustees'  reports  and meetings and any extraordinary expenses.

DISTRIBUTOR

The Fund's Distributor, Edgewood Services Inc., ("Distributor") offers Shares on a continuous, best-efforts basis  and markets the Shares to insurance companies.
No  compensation  was  paid to the Distributor  during  the  fiscal  year  ended
December 31, 2006. The Distributor  and  its  affiliates  may  pay  out of their
assets   other  amounts  (including  items  of  material  value)  to  investment professionals  for  marketing  and  servicing  Shares.  From  time  to time, the
Distributor may pay out of its reasonable profits and other resources (including those  of  its  affiliates)  advertising,  marketing and other expenses for  the benefit of the Funds. The Distributor is a wholly-owned  subsidiary of Federated
Investors, Inc. and an affiliate of the Sub-Administrator.

SHAREHOLDER SERVICES

The Funds may pay financial intermediaries for providing shareholder services and maintaining shareholder accounts. The financial intermediary may select others to perform these services for their customers and may pay them fees.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the fees that the Funds pay to financial intermediaries, the
Advisor and its affiliates may pay out of their own reasonable profits and resources amounts (including items of material value) to certain financial intermediaries.  While NASD regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Advisor and its affiliates may pay out of their own resources.  You can ask your financial intermediary for information about any payments it receives from the Advisor and its affiliates for any service the financial intermediary provides.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may  hold  or sponsor, at
their  expense,  sales  events,  conferences  and  programs  for  employees   or
associated  persons  of  financial  intermediaries  and  may  pay the travel and
lodging  expenses  of  attendees.   The  Distributor,  the  Advisor  and   their
affiliates  also  may  provide,  at  their  expense,  meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws,  regulations  or the rules of any self-regulatory agency, such as the NASD.

UNDERWRITING COMMISSIONS

No underwriting commissions are paid in connection with the sale of Fund Shares.

CUSTODIANS

For each of the Funds, except the VA International Equity Fund, Huntington Bank acts as custodian. For an annual fee of 0.026% of each Fund's average daily net assets, Huntington Bank is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, maintenance of bank accounts on behalf of the
Funds. Huntington Bank will also receive an additional surcharge of 0.005 of
1.00% on the average daily net non-domestic assets of the VA Situs Small Cap
Fund. In addition, Huntington Bank is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

State  Street  Bank  and  Trust Company, Quincy, MA, is the custodian for the VA
International Equity Fund. Foreign instruments purchased by the VA International
Equity Fund are held by foreign  banks participating in a network coordinated by
State Street Bank.

The Bank of New York is sub-custodian  of  VA  Situs  Small  Cap  Fund's foreign assets.

The  Funds  have  entered into an agreement with PFPC Trust Company ("PFPC")  to lend portfolio securities for the purpose of generating additional income.  PFPC
is  responsible  for   administering   each   security   loan,   monitoring  the
appropriateness  and  adequacy  of  collateral, calculating fees and income  and
maintaining  all  records necessary to  account  for  the  loans.   The  Advisor
provides oversight of PFPC's activities.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Unified Fund Services, Inc., Indianapolis, IN, a wholly-owned subsidiary of HBI, serves as the transfer agent and dividend disbursing agent for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP is the independent registered public accounting firm for the
Trust.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, DC 20006, are counsel to the Trust and Independent  Trustees  and  will  pass upon the legality of the
Shares offered hereby.

                     FEES PAID BY THE FUNDS FOR SERVICES*

                                      VA DIVIDEND CAPTURE FUND         VA GROWTH FUND         VA INCOME EQUITY FUND

                                      FOR THE FISCAL YEAR ENDED   FOR THE FISCAL YEAR ENDED FOR THE FISCAL YEAR ENDED
                                            DECEMBER 31,                DECEMBER 31,               DECEMBER 31,
                                      2006      2005       2004     2006     2005    2004     2006     2005     2004
                ADVISORY FEE EARNED $291,411  $227,607   $146,387 $121,567 $113,342 $91,406 $219,239 $197,311 $158,083
          ADMINISTRATION FEE EARNED $41,284    $32,515   $18,805  $17,222  $16,190  $11,717 $31,059  $28,183  $20,270
      SUB-ADMINISTRATION FEE EARNED $24,285    $18,697   $14,132  $10,131   $9,313  $8,850  $18,270  $16,212  $15,299
FINANCIAL ADMINISTRATION FEE EARNED $24,080    $19,703   $11,628  $11,493  $10,996  $7,718  $18,392  $17,044  $11,788
             ADVISOR REIMBURSEMENTS   $ -       $ --       $ --     $ -      $ --    $ --     $ -      $ --     $ --
        BROKERAGE COMMISSIONS PAID* $129,234 $147,537(1) $82,010   $9,530   $9,369  $12,546 $152,995 $97,964  $87,076

                                    VA INTERNATIONAL EQUITY FUND*    VA MACRO 100 FUND*     VA MID CORP AMERICA FUND

                                      FOR THE FISCAL YEAR ENDED   FOR THE FISCAL YEAR ENDED FOR THE FISCAL YEAR ENDED
                                            DECEMBER 31,                DECEMBER 31,              DECEMBER 31,
                                      2006      2005      2004      2006     2005     2004    2006     2005    2004
                ADVISORY FEE EARNED  $26,296   $6,113    $1,102   $54,848   $30,815  $3,542 $162,421 $128,688 $82,310
          ADMINISTRATION FEE EARNED  $3,725     $874      $144     $7,770   $4,404    $473  $23,010  $18,384  $10,571
      SUB-ADMINISTRATION FEE EARNED  $2,191     $502      $104     $4,571   $2,529    $324  $13,535  $10,571  $7,948
FINANCIAL ADMINISTRATION FEE EARNED  $5,107    $3,273     $878     $7,241   $5,623   $1,046 $16,737  $14,178  $7,055
             ADVISOR REIMBURSEMENTS $(4,009)  $(7,949)  $(1,408)    $ -    $(2,432)  $(278)   $ -      $ --    $ --
         BROKERAGE COMMISSIONS PAID  $12,840   $6,763    $2,516   $12,034   $4,658   $1,096 $10,307   $9,819  $17,115

                                       VA NEW ECONOMY FUND     VA ROTATING MARKETS FUND

                                    FOR THE FISCAL YEAR ENDED  FOR THE FISCAL YEAR ENDED
                                           DECEMBER 31,              DECEMBER 31,
                                     2006      2005     2004     2006     2005    2004
                ADVISORY FEE EARNED $78,087  $48,985   $25,427  $45,313  $37,748 $31,501
          ADMINISTRATION FEE EARNED $11,063   $6,999   $3,271   $6,419   $5,392  $4,036
      SUB-ADMINISTRATION FEE EARNED $6,507    $4,023   $2,451   $3,776   $3,102  $3,052
FINANCIAL ADMINISTRATION FEE EARNED $10,570   $9,091   $3,004   $5,134   $4,765  $3,443
             ADVISOR REIMBURSEMENTS   $ -    $(1,849)   $ --      $ -    $(205)   $ --
         BROKERAGE COMMISSIONS PAID $31,844 $23,414(1) $3,819   $4,446   $7,178  $12,227

                                    VA SITUS SMALL CAP FUND*  VA MORTGAGE SECURITIES FUND*

                                    FOR THE FISCAL YEAR ENDED  FOR THE FISCAL YEAR ENDED
                                          DECEMBER 31,                DECEMBER 31,
                                      2006      2005    2004     2006      2005     2004
                ADVISORY FEE EARNED  $69,937  $25,143  $1,852  $27,282    $8,665   $1,194
          ADMINISTRATION FEE EARNED  $9,908    $3,594   $247    $3,865    $1,238    $156
      SUB-ADMINISTRATION FEE EARNED  $5,828    $2,063   $170    $2,274     $711     $113
FINANCIAL ADMINISTRATION FEE EARNED  $8,185    $4,324   $928   $10,442    $5,526    $885
             ADVISOR REIMBURSEMENTS   $(39)   $(2,588) $(547)  $(7,172)  $(7,249)  $(669)
         BROKERAGE COMMISSIONS PAID  $14,885  $12,402  $2,320   $1,070    $1,165    $125

(1) The brokerage commissions paid on these Funds increased in 2005 as a direct result of an increase in assets in the portfolios.

*VA International Equity Fund, VA Macro 100 Fund, VA Situs Small Cap Fund and VA
Mortgage Securities Fund commenced operations on May 3, 2004. Therefore, the fees reflect these shortened periods of operations. Also, because the VA
International Equity Fund, VA Macro 100 Fund, VA Situs Small Cap Fund, and VA
Mortgage Securities Fund, did not operate for a full year in 2004, their brokerage commission amounts were lower in that year.

Effective November 1, 2004, Huntington Bank became the administrator and
Federated Services Company became the sub-administrator for the Funds. Prior to
November 1, 2004, Federated Services Company was the administrator for which its fees were .075% on the first $4 billion of average daily net assets, .07% on the next $3 billion of average daily net assets and .065% on assets in excess of $7 billion with a minimum annual fee per Fund of $50,000, and Huntington Bank was the sub-administrator for which its fees were .06% on the first $4 billion of average daily net assets, .055% on the next $3 billion of average daily net assets and .05% on assets in excess of $7 billion.

                        PRINCIPAL HOLDERS OF SECURITIES

Information is provided below regarding each person  who  owns  of  record or is known by the Trust to own beneficially 5% or more of any class of Shares  of any
Fund.  The  Advisor  is a wholly owned subsidiary of Huntington Bank. Huntington
Bank, a national banking  association, is an indirect wholly-owned subsidiary of
HBI, a bank holding company  organized  under the laws of Ohio. By virtue of the
Advisor's affiliation with Huntington Bank, the Advisor may be deemed to control the Funds.

As of April 1, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

            FUND                                                   SHAREHOLDER NAME  SHARES OWNED PERCENTAGE OWNED
                                                                            ADDRESS

    VA Dividend Capture Fund  Transamerica Life Insurance Company, Cedar Rapids, IA       859,759           21.49%
                                          Hartford Life Insurance Co., Hartford, CT     3,141,709           78.51%

              VA Growth Fund  Transamerica Life Insurance Company, Cedar Rapids, IA       492,059           22.21%
                                          Hartford Life Insurance Co., Hartford, CT     1,723,695           77.79%

       VA Income Equity Fund  Transamerica Life Insurance Company, Cedar Rapids, IA       546,470           18.10%
                                          Hartford Life Insurance Co., Hartford, CT     2,472,667           81.90%

VA International Equity Fund                              Carey & Co., Columbus, OH        24,708            4.30%
                              Transamerica Life Insurance Company, Cedar Rapids, IA       211,023           36.70%
                                          Hartford Life Insurance Co., Hartford, CT       339,309           59.01%

           VA Macro 100 Fund  Transamerica Life Insurance Company, Cedar Rapids, IA       325,137           38.59%
                                          Hartford Life Insurance Co., Hartford, CT       497,167           59.00%
                                                          Carey & Co., Columbus, OH        20,311            2.41%

    VA Mid Corp America Fund  Transamerica Life Insurance Company, Cedar Rapids, IA       298,583           17.94%
                                          Hartford Life Insurance Co., Hartford, CT     1,365,513           82.06%

         VA New Economy Fund  Transamerica Life Insurance Company, Cedar Rapids, IA       187,707           21.40%
                                          Hartford Life Insurance Co., Hartford, CT       689,311           78.60%

    VA Rotating Markets Fund  Transamerica Life Insurance Company, Cedar Rapids, IA        90,581           14.77%
                                          Hartford Life Insurance Co., Hartford, CT       522,795           85.23%

     VA Situs Small Cap Fund Transamerica Life Insurance Company, Cedar Rapids, IA;       254,584           24.57%
                                          Hartford Life Insurance Co., Hartford, CT       761,114           73.46%
                                                          Carey & Co., Columbus, OH        20,367            1.97%

 VA Mortgage Securities Fund                              Carey & Co., Columbus, OH        20,403            2.83%
                              Transamerica Life Insurance Company, Cedar Rapids, IA       428,289           59.46%
                                          Hartford Life Insurance Co., Hartford, CT       271,665           37.71%

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Hartford Life Insurance Co. is organized in the state of Connecticut and is a subsidiary of Hartford Life and Accident Insurance Co.; organized in the state of Connecticut.

Transamerica Life Insurance Co. is organized in the state of Iowa and is a subsidiary of Aegon USA Inc. organized in the state of Iowa.

                               SHAREHOLDER RIGHTS

The Trust is an open-end management investment  company,  whose  Declaration  of
Trust  permits  the  Trust  to  offer  separate  series  of Shares of beneficial interest,  representing  interests  in  separate portfolios of  securities.  The
Shares in any one portfolio may be offered  in  two or more separate classes. As of the date of this SAI, the Trustees have established  one  class  of Shares in the Funds.

All shareholders are entitled to one vote for each share held on the record date for  any  action  requiring  a  vote  by  the  shareholders, and a proportionate fractional vote for each fractional share held.  Shareholders  of the Trust will vote in the aggregate and not by Fund except as otherwise expressly  required by law or when the Trustees determine that the matter to be voted upon affects only the  interests  of  the  shareholders  of a particular Fund. In accordance  with current laws, it is anticipated that the  participating insurance companies will request voting instructions from contract owners and will vote the shares in the separate account in proportion to the voting  instructions  received. The effect of  this  proportional  voting  is  that a small number of contract  owners  may control the outcome of a particular vote.

The rights of shareholders cannot be modified without a majority vote.

The  Trust  is not required to hold annual  meetings  of  shareholders  for  the purpose of electing  Trustees  except  that  (i) the Trust is required to hold a shareholders' meeting for the election of Trustees  at  such time as less than a majority of the Trustees holding office have been elected  by  shareholders  and
(ii)  if,  as  a  result  of a vacancy on the Board, less than two-thirds of the
Trustees holding office have  been elected by the shareholders, that vacancy may only be filled by a vote of the  shareholders.  In  addition,  Trustees  may  be removed  from  office  by  a  written  consent  signed  by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written  request  of not less  than  10% of the outstanding Shares of the Trust. Upon written request  by the holders of  shares  representing  1%  of the outstanding Shares of the Trust stating that such shareholders wish to communicate  with  the other shareholders for  the purpose of obtaining the signatures necessary to demand  a  meeting  to consider  removal of a Trustee, the Trust will provide a list of shareholders or
disseminate   appropriate   materials   (at   the   expense  of  the  requesting
shareholders).  Except as set forth above, the Trustees  may  continue  to  hold office and may appoint successor Trustees.

Shareholder inquiries  regarding  the Funds should be directed to the Trust, c/o
Unified Fund Services, Inc., P.O. Box 6110 Indianapolis, IN 46206-6110.

         ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS

Shares of the Funds may be purchased,  exchanged and redeemed only by contacting a participating insurance company.

In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee  for  authentication purposes. Only New
Technology Medallion imprints will be accepted as signature guarantees.

OTHER PURCHASE INFORMATION

Purchases  are  made  at NAV. If at any time the right  to  purchase  Shares  is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted  to  purchase additional Shares and have dividends reinvested.

OTHER EXCHANGE INFORMATION

Exchanges  may  only  be  made  between  Funds   having   identical  shareholder
registrations.  For  any  other  exchanges  you  must  obtain  a New  Technology
Medallion Signature Guarantee.

Unless otherwise specified in writing, the existing registration  relating  to a
Fund  being  exchanged  will  be  used  for any new Fund accounts required to be opened in the exchange.

Exchanges will not be available for Shares  purchased  by  check until the check has cleared.

OTHER REDEMPTION INFORMATION

If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much  as  seven  days. To change the name of the bank account to which redemption proceeds will be  wired, a  shareholder  should  send  a  written  request (and, if necessary, with a New
Technology  Medallion  Signature  Guarantee)  to   the   Trust,  P.O.  Box  6110
Indianapolis, IN 46206-6110.

                                     TAXES

It  is  intended  that  each  Fund  qualify each year as a regulated  investment company under Subchapter M of the Code.  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

      (a)  derive at least 90% of its gross  income  from  dividends,  interest, payments with respect to certain securities loans, and gains from the
           sale   or   other   disposition  of  stock,  securities  and  foreign
           currencies, or other  income (including but not limited to gains from options, futures, or forward  contracts)  derived with respect to its business of investing in such stock, securities, or currencies;

      (b)  distribute with respect to each taxable year  at least 90% of the sum of its "investment company taxable income" (as  that  term is defined in  the  Code  without regard to the deduction for dividends  paid  -
           generally taxable  ordinary  income  and  the  excess, if any, of net short-term capital gains over net long-term capital  losses)  and its tax-exempt  interest  income  (less  deductions  attributable to that income) for such year, if any; and

      (c)  diversify its holdings so that, at the end of each fiscal quarter (i)
           at least 50% of the market value of the Fund's assets  is represented by  cash  or  cash  items  (including  receivables),  U.S. Government securities,  securities of other regulated investment companies,  and other securities  limited in respect of any one issuer to a value not greater than 5% of  the  value  of the Fund's total assets and 10% of the outstanding voting securities  of  such issuer, and (ii) not more than  25% of the value of its assets is invested  in  the  securities
           (other   than  those  of  the  U.S.  Government  or  other  regulated investment  companies)  of  any  one issuer or of two or more issuers which the Fund controls and which  are  engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company  that  is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If  a  Fund fails to qualify as a regulated investment company accorded  special tax treatment  in  any  taxable  year,  the  Fund would be subject to tax on its income at corporate rates. In addition, the Fund  could be required to recognize net unrealized gains, pay substantial taxes and interest,  and  make substantial distributions  before  requalifying  as  regulated  investment company  that  is accorded special tax treatment.

If a Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year,  the  Fund may be subject to a 4% excise tax on the under-distributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

For a discussion of the tax consequences of variable life or annuity  contracts, refer  to  the  prospectuses  or other documents you received when you purchased your variable life or variable  annuity  contracts.  Variable  annuity contracts
purchased   through   insurance  company  separate  accounts  provide  for   the
accumulation of all earning  from  interest, dividends, and capital appreciation without current federal income tax liability  for  the  owner.  Depending on the variable annuity or variable life contract, distributions from the  contract may be subject to ordinary income tax and, in addition, on distributions  before age
59  1/2,
a 10% penalty tax. Only the portion of a distribution attributable to income  on the  investment  in  the  contract  is  subject to federal income tax. Investors should consult with competent tax advisors  for  a  more  complete discussion of possible tax consequences in a particular situation.

In  addition  to the diversification requirements applicable  to  all  regulated investment companies  discussed  above, the Code imposes certain diversification standards on the underlying assets  of  variable  annuity  contracts held in the
Funds. The Code provides that a variable annuity contract shall  not  be treated as an annuity contract for any period (and any subsequent period) for which  the investments  are  not  in accordance with regulations prescribed by the Treasury department, adequately diversified.  Disqualification  of  the  variable annuity contract as an annuity contract would result in immediate imposition  of federal income tax on variable contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of  payments under the contract.

A  Fund  will  meet the diversification requirements if no more than 55% of  the value of its assets  is  represented  by any one investment, no more than 70% of the value of its assets is represented  by any two investments, no more than 80%
of the value of its assets is represented  by any three investments, and no more than 90% of the value of its assets is represented  by any four investments. For purposes of this rule, all securities of the same issuer,  all  interests  in  a single  real estate project, and all interests in the same commodity are treated as a single investment, but each government agency or instrumentality is treated as separate  issuer.  Alternatively,  a  Fund  will  be  treated as meeting this requirement  for any quarter of its taxable year if, as of  the  close  of  such quarter, the Fund meets the diversification requirements applicable to regulated investment companies  generally  (described  above)  and no more than 55% of the
value   of  it  total  assets  consists  of  cash  and  cash  items   (including
receivables),  U.S.  Government  securities,  and  securities of other regulated investment companies.

Treasury regulations provide that a variable annuity  contract  will  be able to look  through  to  the  assets  held  by  a  Fund for the purpose of meeting the diversification test if the Fund meets certain  requirements.  Each Fund will be managed in such a manner as to comply with the diversification requirements  and to  allow the variable annuity contracts to be treated as owning a proportionate share  of  such Fund's assets.  It is possible that, in order to comply with the diversification  requirements,  less  desirable investment decisions may be made which could affect the investment performance of such Fund.

The above discussion of the federal income  tax  treatment  of the Funds assumes that  all  the  insurance company accounts holding Shares of a Fund  are  either segregated asset  accounts  underlying  variable  contacts as defined in Section
817(d) of the Code or the general account of an insurance  company as defined in
Section  816 of the Code. Additional tax consequences may apply  to  holders  of variable contracts investing in a Fund if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on a disposition  of  the  Fund's  shares  of  $2 million or more for an individual shareholder  or  $10 million or more for a corporate  shareholder  (such  as  an insurance company  holding  the  separate  accounts referenced in this SAI), the shareholder must file with the Internal Revenue  Service  a disclosure statement
on  Form  8886.   Shareholders of a regulated investment company,  such  as  the separate accounts that  own  shares  of  the  Funds,  are not exempted from this filing requirement even though, as a practical matter,  any  such loss would not reduce  the  taxable  income  of  the  insurance  company  holding the  separate
accounts.   Future  guidance  may  provide  an  exception  from  this  reporting requirement to shareholders of most or all regulated investment companies.

The  foregoing  discussion  is  based on tax laws and regulations which  are  in effect on the date of this Statement  of  Additional Information.  Such laws and regulations may be changed by legislative, judicial or administrative action and such changes may be retroactive.  In particular,  if  the  tax on dividends paid out  of  earnings  previously  taxed  at  the  corporate  level  is  reduced  or eliminated,  this  may  reduce  the value of, and thus the return on, previously issued debt obligations and similar  securities which are part of certain of the
Funds.  This change could reduce the net  asset value of, and distributions made by,  these  Funds.  However, since Fund shares  are  expected  to  be  owned  in connection with  variable  annuity accounts, the reduction or elimination of the tax on such dividends will likely not affect the tax discussion above.

In addition, the foregoing is  only  a  summary of some of the important federal tax considerations generally affecting holders  of  variable  annuity  contracts
investing  in  a  Fund.   No  attempt  is  made  to  present  herein  a complete
explanation  of the federal income tax treatment of each Fund or of the  holders of such variable  contracts, and this discussion is not intended as a substitute
for careful tax planning.   Accordingly,  prospective  investors  are  urged  to
consult  with  their  tax  advisers  with  specific  reference  to their own tax situation,  including  the  potential  application  of  state,  local,  and  (if applicable) foreign taxes.

The  Treasury  Department  announced  that it would issue future regulations  or rulings  addressing  the circumstances in  which  a  variable  contract  owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account.  If  the  contract owner is considered the owner of the securities underlying the separate account,  income  and gains produced by those securities would be included currently in the contract  owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

FOREIGN INVESTMENTS

If a Fund purchases foreign securities, their investment  income  may be subject to  foreign  withholding  or other taxes that could reduce the return  on  these securities.  Tax treaties between  the  United  States  and  foreign  countries, however, may reduce  or  eliminate  the  amount of foreign taxes to which a Fund would be subject. The effective rate of foreign  tax  cannot  be predicted since the amount of Fund assets to be invested within various countries  is uncertain.
However,  the  Funds  intend to operate so as to qualify for treaty-reduced  tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists  solely  of  the  coupon  income generated by the portfolio,  whereas  tax-basis income includes gains or losses  attributable  to currency fluctuation.  Due to differences in the book and tax treatment of fixed income securities denominated  in foreign currencies, it is difficult to project currency effects on an interim basis.  Therefore,  to  the  extent that currency fluctuations cannot be anticipated, a portion of distributions  to  shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.
If  a  Fund  invests  in  the  stock  of certain foreign corporations, they  may constitute  Passive Foreign Investment Companies  (PFIC),  and  a  Fund  may  be
subject to Federal income taxes upon disposition of PFIC investments.

                          DIVIDENDS AND DISTRIBUTIONS

Each of the Funds  will  declare  and  distribute  dividends from net investment income, if any, and will distribute its net realized  capital  gains, if any, at least annually.

                            PERFORMANCE INFORMATION

Generally, the Funds will advertise average annual total returns

                                      ERV 1
                      Average Annual Return = ( ) n - 1
                                       P

In  accordance  with  SEC guidelines, the average annual total return  for  each class of shares is calculated  according  to  the following formula: where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

In accordance with SEC guidelines, the yield for  each class of shares of a Fund is computed by dividing the net investment income per  share  earned  during the period by the maximum offering price

                                      a - b
                        Yield = 2[ (      +1 ) (6) +1]
                                       cd

per share on the last day of the period, according to the following formula:

where a = dividends and interest earned during the period; b = expenses  accrued for  the  period (net of reimbursements); c = the average daily number of shares outstanding  during  the period that were entitled to receive dividends; and d =
the maximum offering price per share on the last day of the period.

In accordance with SEC  guidelines,  the  tax-equivalent yield for each class of the Funds is computed by dividing the portion of the yield that is tax-exempt by
1 minus a stated income tax rate and adding  the  quotient  to  that portion, if any, of the yield that is not tax-exempt.

The  average  annual  total  returns  for  each of the following Funds  for  the one-year, five-year and for the life of the respective Fund through December 31,
2006, were as follows:

                             FISCAL YEAR ENDED 12/31/2006 FIVE YEARS ENDED 12/31/2006 INCEPTION THROUGH 12/31/2006

FUND

VA Dividend Capture Fund                16.59%                      10.75%                      10.81% 1
VA Growth Fund                          7.76%                        1.10%                     (0.46)% 2
VA Income Equity Fund                   12.59%                       7.04%                       5.91%3
VA International Equity Fund            25.76%                                                  19.64% 4
VA Macro 100 Fund                       7.26%                                                   8.91% 4
VA Mid Corp America Fund                7.24%                        9.76%                      11.66% 1
VA New Economy Fund                     10.28%                      10.99%                      12.37% 1
VA Rotating Markets Fund                19.61%                       9.10%                      9.64% 1
VA Situs Small Cap Fund                 4.84%                                              15.58% 4
VA Mortgage Securities Fund             5.89%                                              4.88% 4

(1) Since 10/15/01
(2) Since 5/1/01
(3) Since 10/21/99
(4) Since 5/3/04

                              FINANCIAL STATEMENTS

The audited financial statements of the Funds for the fiscal year ended December
31,  2006, and the report of Ernst & Young LLP,  independent  registered  public accounting  firm,  are  incorporated  herein  by reference to the Trust's Annual
Report to Shareholders for the fiscal year ended  December  31,  2006, which has been previously sent to shareholders of each Fund pursuant to Section  30(d)  of the  1940  Act and previously filed with the SEC. A copy of the Annual Report to
Shareholders  may  be  obtained  without  charge  by  contacting the Trust.  The information for years or periods ended prior to 2004 has been audited by another independent registered public accounting firm.

                               INVESTMENT RATINGS

The  NRSROs  that  may  be  utilized  by  the  Funds  with regard  to  portfolio investments  for  the  Funds include Moody's, Standard & Poor's  ("S&P"),  Fitch
Ratings ("Fitch") and Thomson  BankWatch,  Inc.  ("TBW").  Set  forth below is a description of the relevant ratings of each such NRSRO. The NRSROs  that  may be utilized  by the Funds and the description of each NRSRO's ratings is as of  the date of this SAI, and may subsequently change.

MOODY'S LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

S&P LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

FITCH LONG-TERM DEBT RATING DEFINITIONS
AAA--HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

MOODY'S COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.
SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

MOODY'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

TBW SHORT-TERM DEBT RATINGS
TBW  assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less. These ratings incorporate basically the same factors used for the BANKWATCH Issuer Ratings. There is one major difference, however: the Short-Term Debt Ratings put a greater emphasis on the likelihood of government support.

TBW ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure. The probability of government intervention stems from four primary factors:

   {circle}Government guarantees
   {circle}Government or quasi-government ownership or control
   {circle}The degree of concentration in the banking system
   {circle}Government precedent

As with the Issuer Ratings, the Short-Term Debt Ratings incorporate both qualitative and quantitative factors. The ratings are not meant to be
"pass/fail" but rather to provide a relative indication of creditworthiness.
Therefore, obligations rated TBW-3 are still considered investment-grade.

These Short-Term Debt Ratings can also be restricted to local currency instruments. In such cases, the ratings will be preceded by the designation LC for Local Currency. Short-Term Debt Ratings are based on the following scale and the definitions are:

TBW-1 OR LC-1 - The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 OR LC-2 - The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 OR LC-3 - The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 OR LC-4 - The lowest rating category; this rating is regarded as non-
investment grade and therefore speculative.

ADDRESSES

EQUITY FUNDS
Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Small Cap Fund

INCOME FUND
Huntington VA Mortgage Securities Fund

5800 Corporate Drive
Pittsburgh, PA  15237-7010

DISTRIBUTOR
Edgewood Services Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

INVESTMENT ADVISOR
Huntington Asset Advisors, Inc.
41 South High Street
Columbus, OH  43215

CUSTODIAN, ADMINISTRATOR AND FUND ACCOUNTANT
The Huntington National Bank
41 South High Street
Columbus, OH  43215

CUSTODIAN FOR HUNTINGTON VA INTERNATIONAL EQUITY FUND
State Street Bank and Trust Company
Two Heritage Drive
Quincy, MA 02171

SUB-CUSTODIAN FOR VA SITUS SMALL CAP FUND
The Bank of New York
100 Church Street, 10th Floor
New York, NY 10286

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN  46206-6110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, OH 43215

SUB-ADMINISTRATOR
Federated Services Company
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

SUB-FUND ACCOUNTANT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

APPENDIX
The following is a list of persons other than the Advisor, affiliates of the
Advisor, and the Sub-Advisor that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN
State Street Bank and Trust Company

SUB-CUSTODIAN
The Bank of New York

SECURITIES LENDING AGENT
PFPC

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Reed Smith LLP

Sullivan & Worcester LLP

SERVICE PROVIDERS
Lehman Brothers
Abel/Noser Corp.
BISYS Fund Services Ohio, Inc.
Citigroup Global Markets Inc.
Edgewood Services, Inc.
Federated Services Company
Investment Scorecard, Inc.
KeyBanc Capital Markets (McDonald Inc.)
Mesirow Financial Inc.
RBC Dain Rauscher Inc.
SunGard
Thomson ONE
Unified Fund Services, Inc.
Wilshire Associates, Inc.

PROXY VOTING SERVICES
Institutional Shareholder Services, Inc.
Automatic Data Processing (ADP)

SECURITY PRICING SERVICES
Interactive Data Corporation
Bloomberg

RATINGS AGENCIES
Duff & Phelps
Fitch Ratings
Moody's
S&P
Thomson BankWatch, Inc.

PERFORMANCE REPORTING/PUBLICATIONS
Bloomberg
Lipper
McGraw-Hill
Morningstar
S&P
Thomson Financial
Vickers

OTHER
Hartford Life Insurance Company
Transamerica Life Insurance Company

 Cusip 446771305 Cusip 446771503
 Cusip 446771206 Cusip 446771602
 Cusip 446771107 Cusip 446771701
 Cusip 446771800 Cusip 446771883
 Cusip 446771875 Cusip 446771867

PART C.      OTHER INFORMATION.

Item 23.     Exhibits

             (a)    (i)          Conformed copy of Agreement and
                                 Declaration of Trust of the Registrant,
                                 dated April 27, 2006; (9)
                    (ii)         Conformed copy of Amendment No. 1 to
                                 Agreement and Declaration of Trust of
                                 the Registrant, dated May 15, 2006; (9)
             (b)    (i)          Copy of By-Laws of the Registrant,
                                 dated April 27, 2006; (9)
             (c)                 Conformed copy of Specimen Certificate
                                 for Shares of Beneficial Interest of
                                 the Registrant, dated April 18, 2006,
                                 including Certificate of Amendment
                                 dated May 17, 2006; (9)
             (d)    (i)          Conformed copy of Investment Advisory
                                 Agreement dated June 23, 2006, between
                                 the Registrant and Huntington Asset
                                 Advisors, Inc., relating to the
                                 Dividend Capture Fund, International
                                 Equity Fund, Mid Corp America Fund, New
                                 Economy Fund, Rotating Index Fund and
                                 the Situs Small Cap Fund; (9)
                    (ii)         Conformed copy of Amendment to Investment
                                 Advisory Agreement dated June 23, 2006,
                                 between the Registrant and Huntington
                                 Asset Advisors, Inc., relating to the
                                 Dividend Capture Fund, International
                                 Equity Fund, Mid Corp America Fund, New
                                 Economy Fund, Rotating Index Fund and the
                                 Situs Small Cap Fund; (9)
                    (iii)        Conformed copy of Investment Advisory
                                 Agreement dated June 23, 2006, between the
                                 Registrant and Huntington Asset Advisors,
                                 Inc., relating to the U.S. Treasury Money
                                 Market Fund, Growth Fund, Income Equity
                                 Fund, Fixed Income Securities Fund,
                                 Short/Intermediate Fixed Income Securities
                                 Fund, Money Market Fund, Ohio Municipal
                                 Money Market Fund, Ohio Tax-Free Fund,
                                 Michigan Tax-Free Fund, Mortgage Securities
                                 Fund, Florida Tax-Free Fund and Intermediate
                                 Government Income Fund; (9)
                    (iv)         Conformed Copy of Amendment to Investment
                                 Advisory Agreement dated June 23, 2006,
                                 between the Registrant and Huntington Asset
                                 Advisors, Inc., relating to the U.S.
                                 Treasury Money Market Fund, Growth Fund,
                                 Income Equity Fund, Fixed Income Securities
                                 Fund, Short/Intermediate Fixed Income
                                 Securities Fund, Money Market Fund, Ohio
                                 Municipal Money Market Fund, Ohio Tax-Free
                                 Fund, Michigan Tax-Free Fund, Mortgage
                                 Securities Fund, Florida Tax-Free Fund and
                                 Intermediate Government Income Fund; (9)
                    (v)          Conformed copy of Investment Advisory
                                 Agreement dated June 23, 2006, between the
                                 Registrant and Huntington Asset Advisors,
                                 Inc., relating to the VA Dividend Capture
                                 Fund, VA Growth Fund, VA Income Equity Fund,
                                 VA International Equity Fund, VA Macro 100
                                 Fund, VA Mid Corp America Fund, VA Mortgage
                                 Securities Fund, VA New Economy Fund, VA
                                 Rotating Markets Fund and VA Situs Small Cap
                                 Fund; (10)
                    (vi)         Conformed copy of Amendment to Investment
                                 Advisory Agreement dated June 23, 2006,
                                 between the Registrant and Huntington Asset
                                 Advisors, Inc., relating to the VA Dividend
                                 Capture Fund, VA Growth Fund, VA Income
                                 Equity Fund, VA International Equity Fund,
                                 VA Macro 100 Fund, VA Mid Corp America Fund,
                                 VA Mortgage Securities Fund, VA New Economy
                                 Fund, VA Rotating Markets Fund and VA Situs
                                 Small Cap Fund; (10)
                    (vii)        Conformed copy of Letter Agreement to the
                                 Investment Advisory Agreement dated June 23,
                                 2006, between the Registrant and Huntington
                                 Asset Advisors, Inc., relating to the VA
                                 Dividend Capture Fund, VA Growth Fund, VA
                                 Income Equity Fund, VA International Equity
                                 Fund, VA Macro 100 Fund, VA Mid Corp America
                                 Fund, VA Mortgage Securities Fund, VA New
                                 Economy Fund, VA Rotating Markets Fund and
                                 VA Situs Small Cap Fund; (10)
                    (viii)       Conformed copy of Subadvisory Agreement
                                 dated June 23, 2006, between the Registrant,
                                 Huntington Asset Advisors, Inc. and Laffer
                                 Investments, Inc.; (9)
                    (ix)         Conformed copy of Amended and Restated
                                 Exhibit 1 to Schedule A to the Investment
                                 Advisory Agreement between Registrant and
                                 Huntington Asset Advisors, Inc. (+)
             (e)    (i)          Conformed copy of Distributor's
                                 Contract dated June 23, 2006, between
                                 the Registrant and Edgewood Services
                                 Inc.; (9)
                    (ii)         Conformed copy of Exhibit A to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (iii)        Conformed copy of Exhibit B to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (iv)         Conformed copy of Exhibit C to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (v)          Conformed copy of Exhibit D to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (vi)         Conformed copy of Exhibit E to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (vii)        Conformed copy of Amendment to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (viii)       Conformed copy of Amended and Restated
                                 Amendment 1 to Exhibit A to the
                                 Distributors Contract between
                                 Registrant and Edgewood Services, Inc.;
                                 (+)
                    (ix)         Conformed copy of Amended and Restated
                                 Amendment 1 to Exhibit B to the
                                 Distributor's Contract between
                                 Registrant and Edgewood Services, Inc.;
                                 (+)
                    (x)          Conformed copy of Amended and Restated
                                 Amendment 1 to Exhibit C to the
                                 Distributor's Contract between
                                 Registrant and Edgewood Services, Inc.;
                                 (+)
             (f)                 Not applicable;
             (g)    (i)          Conformed copy of Custodian Agreement,
                                 dated June 23, 2006, between the
                                 Registrant and The Huntington National
                                 Bank; (9)
                    (ii)         Conformed copy of Schedule A to
                                 Custodian Agreement, dated June 23,
                                 2006, between the Registrant and The
                                 Huntington National Bank; (9)
                    (iii)        Copy of Schedule B to Custodian
                                 Agreement, dated June 23, 2006, between
                                 the Registrant and The Huntington
                                 National Bank; (9)
                    (iv)         Conformed copy of Amendment to
                                 Custodian Agreement, dated June 23,
                                 2006, between the Registrant and The
                                 Huntington National Bank; (9)
                    (v)          Conformed copy of Foreign Custody
                                 Manager Agreement between the
                                 Registrant and The Bank of New York,
                                 dated June 23, 2006; (9)
                    (vi)         Copy of Exhibit A to Foreign Custody
                    Manager Agreement between the Registrant       and The Bank
                    of New York, dated June 23,       2006; (9)
                    (vii)        Conformed copy of Schedule I to Foreign
                    Custody Manager Agreement between the       Registrant and
                    The Bank of New York, dated     June 23, 2006; (9)
                    (viii)       Conformed copy of Foreign Custody
                    Agreement between the Registrant         and The Bank of New
                    York, dated June 23,       2006; (9)
                     (ix)        Copy of Schedule I to Foreign Custody
                    Agreement between the Registrant         and The Bank of New
                    York, dated June 23,       2006; (9)
                     (x)         Copy of Schedule II to Foreign Custody
                    Agreement between the Registrant         and The Bank of New
                    York, dated June 23,       2006; (9)
                    (xi)         Copy of Schedule III to Foreign Custody
                    Agreement between the Registrant         and The Bank of New
                    York, dated June 23,       2006; (9)
                    (xii)        Conformed copy of Appendix I to Foreign
                    Custody Agreement between the Registrant       and The Bank
                    of New York, dated June 23,       2006; (9)
                    (xiii)       Conformed copy of Sub-Custody Agreement
                    between the Registrant, The Huntington       National Bank
                    and PFPC Trust Company dated     June 23, 2006; (10)
                    (xiv)        Copy of Amended and Restated Exhibit 1 to
                    Schedule B to the Custodian Agreement       between
                    Registrant and The Huntington       National Bank; (+)
                    (xv)         Copy of Amended and Restated Exhibit 1 to
                    Exhibit A to the Foreign Custody Manager       Agreement
                    between Registrant and The Bank     of New York; (+)
                    (xvi)        Copy of Amended and Restated Exhibit 1 to
                    Schedule II to the Foreign Custody         Agreement between
                    Registrant and The Bank     of New York; (+)
                    (xvii)       Conformed copy of Custodian Agreement
                    dated June 26, 2006 between Registrant and     State Street
                    Bank and Trust Company       including Schedules A, B and C
                    and the       Remote Access Services Addendum; (+)
             (h)    (i)          Conformed copy of Mutual Fund Services
                                 Agreement, dated June 23, 2006, between
                                 the Registrant and Unified Funds
                                 Services, Inc.; (9)
                    (ii)         Copy of Exhibit A to the Mutual Fund
                                 Services Agreement, dated June 23,
                                 2006, between the Registrant and
                                 Unified Funds Services, Inc.; (9)
                    (iii)        Copy of Exhibit B to the Mutual Fund
                                 Services Agreement, dated June 23,
                                 2006, between the Registrant and
                                 Unified Funds Services, Inc.; (9)
                    (iv)         Copy of Exhibit C to the Mutual Fund
                                 Services Agreement, dated June 23,
                                 2006, between the Registrant and
                                 Unified Funds Services, Inc.; (9)
                    (v)          Copy of Exhibit D to the Mutual Fund
                                 Services Agreement, dated June 23,
                                 2006, between the Registrant and
                                 Unified Funds Services, Inc.; (9)
                    (vi)         Form of Administration Agreement dated
                                 June 23, 2006, between the Registrant
                                 and Huntington National Bank; (10)
                    (vii)        Copy of Investment Company Exhibit to
                                 Administration Agreement dated June 23,
                                 2006, between the Registrant and
                                 Huntington National Bank; (10)
                    (viii)       Form of Administrative Services Fee
                                 Exhibit to Administration Agreement
                                 dated June 23, 2006, between the
                                 Registrant and Huntington National
                                 Bank; (10)
                    (ix)         Conformed copy of Agreement for Sub-
                                 Administrative Services, dated June 23,
                                 2006, between the Registrant and
                                 Federated Services Company; (9)
                    (x)          Copy of Investment Company Exhibit to
                                 Agreement for Sub-Administrative
                                 Services, dated June 23, 2006, between
                                 the Registrant and Federated Services
                                 Company; (9)
                    (xi)         Conformed copy of Sub-Administrative
                                 Services Fee Exhibit to Agreement for
                                 Sub-Administrative Services, dated June
                                 23, 2006, between the Registrant and
                                 Federated Services Company; (9)
                    (xii)        Conformed copy of Financial
                                 Administration and Accounting Services
                                 Agreement dated December 1, 2001,
                                 including Exhibit A dated December 1,
                                 2001 as amended April 30, 2004, and
                                 Letter of Assignment dated August 8,
                                 2006; (9)
                    (xiii)       Conformed copy of Fund Accounting
                                 Agreement dated May 1, 2002, between
                                 the Registrant and BISYS Fund Services
                                 Ohio, Inc.; (10)
                    (xiv)        Conformed copy of Amendment #1 to Fund
                    Accounting Agreement dated May 1, 2002,   between the
                    Registrant and BISYS Fund   Services Ohio, Inc.; (10)
                    (xv)         Conformed copy of Amendment #2 to Fund
                                 Accounting Agreement dated May 1, 2002,
                                 between the Registrant and BISYS Fund
                                 Services Ohio, Inc.; (10)
                   (xvi)         Conformed copy of Amendment #3 to Fund
                                 Accounting Agreement dated May 1, 2002,
                                 between the Registrant and BISYS Fund
                                 Services Ohio, Inc.; (10)
                 (xvii)          Conformed copy of Administrative
                                 Services Agreement between the
                                 Registrant and Huntington National
                                 Bank, dated June 23, 2006; (9)
                 (xviii)         Conformed copy of Exhibit A to
                                 Administrative Services Agreement
                                 between the Registrant and Huntington
                                 National Bank, dated June 23, 2006; (9)
                 (ix)            Conformed copy of Fund Participation
   Agreement among the Registrant, Huntington           Asset Advisors, Inc.,
   Edgewood Services,             Inc. and Hartford Life Insurance Company,
   dated June 23, 2006; (10)
                 (xx)            Form of Fund Participation Agreement among
   Nationwide Life Insurance Company and             Nationwide Life and Annuity
   Insurance             Company; the Registrant; Huntington Asset
   Advisors, Inc.; and Edgewood Services,             Inc., dated June 23, 2006,
   including             Exhibits A through E; (10)
                 (xxi)           Conformed copy of Fund Participation
   Agreement among the Registrant, Edgewood             Services, Inc.,
   Huntington Asset Advisors,           Inc., and Transamerica Life Insurance
   Company, dated June 23, 2006; (10)
                  (xxii)         Copy of Amended and Restated Investment
   Company Exhibit 1 to Agreement for             Administrative Services
   between The           Huntington National Bank and
   Registrant;(+)
                  (xxiii)        Copy of Amended and Restated Investment
   Company Exhibit 1 to Agreement for Sub-          Administrative Services
   among Registrant,         The Huntington National Bank and Federated
   Services Company; (+)
                  (xxiv)         Conformed copy of Exhibit A to
   Administrative Services Agreement between         Registrant and The
   Huntington National           Bank; (+)
                  (xxv)          Conformed copy of Registrant's Shareholder
   Services Plan dated February 13, 2007; (+)
                  (xxvi)         Conformed copy of Indemnification
   Agreement between Registrant and Trustee           of Trust dated November 9,
   2006; (+)
                  (xxvii)        Conformed copy of Indemnification
   Agreement between Registrant and Trustee           of Trust dated November 9,
   2006; (+)
                  (xxviii)       Conformed copy of Indemnification
   Agreement between Registrant and Trustee           of Trust dated November 9,
   2006; (+)
                  (xxix)         Conformed copy of Indemnification
   Agreement between Registrant and Trustee           of Trust dated November 9,
   2006; (+)
                  (xxx)          Conformed copy of Indemnification
   Agreement between Registrant and Trustee           of Trust dated November 9,
   2006; (+)
                  (xxxi)         Conformed copy of Indemnification
   Agreement between Registrant and Trustee           of Trust dated December 1,
   2006; (+)
                  (xxxii)        Conformed copy of Indemnification
   Agreement between Registrant and Trustee           of Trust dated November 9,
   2006; (+)
             (i)                 Conformed copy of Opinion of Counsel as to
   legality of shares being offered; (7)
             (j)    (i)          Conformed copy of Consent of
                                 Independent Registered Public
                                 Accounting Firm; (+)
                    (ii)         Conformed copy of Consent of Counsel;
                                 (7)
             (k)                 Not applicable;
             (l)                 Conformed copy of Initial Capital
                                 Understanding; (1)
             (m)    (i)          Copy of the Distribution Plan of the
                                 Registrant, dated June 23 2006; (9)
                    (ii)         Copy of Exhibit A to Distribution Plan
                                 of the Registrant, dated June 23, 2006;
                                 (9)
                    (iii)        Copy of Amended and Restated Exhibit 1
                                 to Exhibit A to Registrant's
                                 Distribution Plan; (+)
             (n)    (i)          Conformed copy of Multiple Class Plan, dated
                                 June 23, 2006; (9)
                    (ii)         Conformed copy of Exhibit to Multiple Class
                                 Plan, dated June 23, 2006 (9)
                    (iii)        Conformed copy of Amended and restated Exhibit
                                 1 to Registrant's Multiple Class Plan; (+)
             (o)    (i)          Conformed copy of Power of Attorney of
                                 Charles Davis, Daniel Benhase, John
                                 Shary, Thomas Westerfield, David
                                 Schoedinger and William R. Wise; (9)
                    (ii)         Conformed copy of Power of Attorney of
                                 Chief Executive Officer and Vice
                                 President of the Registrant; (9)
                    (iii)        Conformed copy of Power of Attorney of
                                 President of the Registrant; (9)
                    (iv)         Conformed copy of Power of Attorney of
                                 the Treasurer of the Registrant; (9)
                    (v)          Conformed copy of Power of Attorney of
                                 Trustee of the Registrant; (+)
                    (vi)         Conformed copy of Power of Attorney of
                                 Trustee of the Registrant; (+)
                    (vii)        Conformed copy of Power of Attorney of
                                 Trustee of the Registrant; (+)
             (p)    (i)          Copy of Code of Ethics of Edgewood
                                 Services, Inc.; (2)
                    (ii)         Copy of Code of Ethics of The
                                 Huntington Funds, dated May 4, 2006;
                                 (9)
                    (iii)        Copy of Code of Ethics of Huntington
                                 Asset Advisors, Inc., dated February 1,
                                 2006; (9)
                    (iv)         Copy of Code of Ethics for Federated
                                 Investors, Inc., dated January 1, 2005,
                                 revised January 26, 2005; (9)
                    (v)          Copy of Code of Ethics for Laffer
                                 Investments, Inc.; (9)
                    (vi)         Copy of Code of Ethics of Huntington
                                 Asset Advisors, Inc. dated November 9,
                                 2006;(+)
                    (vii)        Copy of Code of Ethics for Laffer
                                 Investments, Inc. amended May 4, 2006;
                                 (+)

_________________________________________________________________
+            All exhibits have been filed electronically.

(1)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 20 on Form N-1A filed April 26,   1996 (File
Nos. 33-11905 and 811-5010).

(2)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 38 on Form N-1A filed February 21,   2002 (File
Nos. 33-11905 and 811-5010).

(3)
       Response is incorporated by reference to Registrant's Amendment No. 1 on
       Form N-14 filed February 3, 1998 (File Nos. 33-11905 and 811-5010).

(4)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 43 on Form N-1A filed February 2,   2004 (File
Nos. 33-11905 and 811-5010).

(5)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 44 on Form N-1A filed February 23,   2004 (File
Nos. 33-11905 and 811-5010).

(6)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 45 on Form N-1A filed April 29,   2004 (File
Nos. 33-11905 and 811-5010).

(7)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 47 on Form N-1A filed April 29,   2005 (File
Nos. 33-11905 and 811-5010).

(8)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 47 on Form N-1A filed April 28,   2006 (File
Nos. 33-11905 and 811-5010)

(9)   Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 50 on Form N-1A filed August 24, 2006
       (File Nos. 33-11905 and 811-5010)

(10)  Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 51 on Form N-1A filed February 8, 2007
       (File Nos. 33-11905 and 811-5010)

+      All Exhibits filed electronically.

Item 24.     Persons Controlled by or Under Common Control with the
             Registrant:

             None

Item 25.     Indemnification:

          Indemnification is provided to Officers and Trustees of the Registrant pursuant  to Article  VII,  Section 4 of  Registrant's  Agreement  and
          Declaration  of Trust and Section 2 of the  Trustees'  Indemnification
          Agreements.  The Investment  Advisory  Contracts  provide that, in the absence of willful misfeasance,  bad faith or gross negligence, on the part of the Adviser in the  performance of its duties or from reckless disregard by it of its  obligations  and duties  under the  Investment
          Advisory  Contracts.  Adviser  shall  not be  liable  for any error of judgment  or  mistake of law or for any loss  suffered  by the Fund in connection with the performance of the Investment  Advisory Contracts.
          Indemnification  of Registrant's  distributor,  custodian and transfer agent against certain losses is provided for, respectively, in Section
          10 of the Distributor's Contract,  incorporated herein by reference as
          Exhibit  (e)(i),  Section 8 of the  Custodian  Contract,  incorporated herein by  reference  as Exhibit  (g)(i) and Section 8 of the Transfer
          Agency Agreement  incorporated  herein by reference as Exhibit (h)(i).
          Registrant's  Trustees and Officers are covered by an Investment Trust
          Errors and Omissions Policy.

          Insofar  as   indemnification   for  liabilities   arising  under  the
          Securities  Act of 1933 may be permitted to  Trustees,  Officers,  and controlling  persons of the Registrant by the  Registrant  pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in
          the  opinion  of  the   Securities  and  Exchange   Commission,   such
          indemnification  is against public policy as expressed in the Act and,
          therefore,   is   unenforceable.   In  the  event  that  a  claim  for
          indemnification  against such  liabilities  (other than the payment by the Registrant of expenses incurred or paid by Trustees,  Officers, or
          controlling   persons  of  the  Registrant  in  connection   with  the
          successful  defense of any act,  suit, or  proceeding)  is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its  counsel  the matter has been  settled by  controlling  precedent, submit to a court of  appropriate  jurisdiction  the question  whether such  indemnification  by it is against  public policy as expressed in the Act and will be governed by the final adjudication of such issues.

          Insofar as  indemnification  for liabilities may be permitted pursuant to  Section 17 of the  Investment  Company  Act of 1940 for  Trustees,
          Officers,  and controlling persons of the Registrant by the Registrant pursuant to the  Declaration of Trust or otherwise,  the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330.  Therefore,  the
          Registrant   undertakes   that  in  addition  to  complying  with  the
          applicable provisions of the Declaration of Trust or otherwise, in the absence  of a final  decision  on the  merits by a court or other body before  which the  proceeding  was  brought,  that an  indemnification payment  will not be made unless in the absence of such a decision,  a reasonable  determination  based upon factual review has been made (i)
          by a  majority  vote of a quorum  of  non-party  Trustees  who are not interested  persons of the  Registrant  or (ii) by  independent  legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance,  bad faith, gross negligence,  or reckless
          disregard  of  duties.   The  Registrant   further   undertakes   that
          advancement of expenses  incurred in the defense of a proceeding (upon undertaking  for  repayment  unless it is ultimately  determined  that indemnification  is  appropriate)  against  an  Officer,  Trustee,  or controlling  person  of the  Registrant  will not be made  absent  the fulfillment  of at  least  one of the  following  conditions:  (i) the indemnitee provides security for his undertaking;  (ii) the Registrant is insured against losses arising by reason of any lawful advances; or
          (iii) a majority of a quorum of  disinterested  non-party  Trustees or independent  legal  counsel  in a  written  opinion  makes  a  factual determination  that there is reason to believe the indemnitee  will be entitled to indemnification.

Item 26.     Business and Other Connections of the Investment Adviser:

       Huntington Asset Advisors, Inc., ("Huntington") serves as the investment adviser to the Registrant.  Huntington is a wholly owned subsidiary of Huntington Bancshares Incorporated ("HBI").  Huntington
conducts a variety of trust activities.  To the knowledge of the
Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage business for HBI.

                                       1

                                       POSITION WITH HUNTINGTON
       NAME                            ASSET ADVISORS, INC.

       B. Randolph Bateman             President and
                                       Chief Investment Officer

       Douglas Brooks                  Senior Vice President

       James J. Gibboney, Jr.          Senior Vice President

       Kirk Mentzer                    Senior Vice President

       Christopher M. Rowane           Senior Vice President

       Paul Koscik                     Vice President

       Christopher G. Cwiklinski       Vice President

       Patrick J. Fraker               Vice President

       Craig J. Hardy                  Vice President

       Madelynn Matlock                Vice President

       Dr. Bernard Shinkel             Vice President

       William G. Doughty              Vice President

       Gustave Seasongood              Vice President

       Kathy Stylarek                  Vice President

       Martina Cheung                  Vice President

       Ronald J. Corn                  Secretary and Chief
                                       Compliance Officer

       David Castor                    Treasurer and Chief
                                       Financial Officer

                                       2

Item 27.     Principal Underwriters:

             (a)    Edgewood Services, Inc. the Distributor for shares of
                    the Registrant, acts as principal underwriter for the
                    following  open-end investment  companies,  including
                    the Registrant:  BBH  Fund, Inc., BBH Trust, Hibernia
                    Funds, The Huntington Funds, Huntington VA Funds, MTB
                    Group of Funds and WesMark Funds.

             (b)

          (1)                              (2)                         (3)
Name and Principal              Positions and Offices           Positions and Offices
 Business Address                   With Distributor                With Registrant

Charles L. Davis, Jr.            President,
5800 Corporate Drive             Edgewood Services, Inc.
--
Pittsburgh, PA 15237-7002

Thomas R. Donahue                Director and Executive
--
5800 Corporate Drive             Vice President,
Pittsburgh, PA 15237-7002        Edgewood Services, Inc.

Peter J. Germain                 Director,
--
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas E. Territ                 Director,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II                 Director and Treasurer
--
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Christine Johnston               Vice President,
--
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                   Secretary,
--
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Lori A. Hensler                  Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak                 Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ned Bartley                      Assistant Secretary,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

       (c)   Not applicable

                                       3

Item 28.     Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                             41 South High Street
                                       Columbus, OH  43287

(Notices should be sent to the Agent for Service at the address above)

Edgewood Services, Inc.                5800 Corporate Drive
("Distributor")                        Pittsburgh, PA  15237-7002

Huntington Asset Advisors, Inc.        41 South High Street
("Advisor")                            Columbus, OH  43287

The Huntington National Bank           41 South High Street
("Custodian" and                       Columbus, OH  43287
"Administrator")

Federated Services Company             Federated Investors Tower
("Sub-Administrator")                  1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779

Unified Fund Services, Inc.            P.O. Box 6110
("Transfer Agent and                   Indianapolis, IN 46206-6110
Dividend Disbursing Agent")

BISYS Fund Services Ohio, Inc.         3435 Stelzer Road
("Sub-Fund Accountant")                Suite 1000
                                       Columbus, OH  43219

Item 29.     Management Services:  Not applicable.

Item 30.     Undertakings:  Not applicable.

                                       4

                               SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, THE HUNTINGTON FUNDS,
certifies that it meets all of the requirements for effectiveness of this
Amendment to its Registration Statement pursuant to rule 485(b) under the
Securities Act of 1933 and has duly caused this Amendment to its Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the
30th day of April, 2007.

                          THE HUNTINGTON FUNDS

                          BY: /s/ Alicia G. Powell
                          Alicia G. Powell, Assistant Secretary
                          April 30, 2007

       Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                         TITLE                  DATE

By: /s/ Alicia G. Powell         Attorney In Fact      April 30, 2007
Alicia G. Powell                 For the Persons
ASSISTANT SECRETARY              Listed Below

       NAME                         TITLE

B. Randolph Bateman*             President
                                 (Principal Executive Officer)

Charles L. Davis, Jr.*           Chief Executive Officer

Christopher E. Sabato*           Treasurer
                                 (Principal Financial Officer)

George Polatas*                  Vice President

David S. Schoedinger*            Trustee

John M. Shary*                   Trustee

Thomas J. Westerfield*           Trustee

William R. Wise*                 Trustee

Tadd C. Seitz*                   Trustee

Mark D. Shary*                   Trustee

William H. Zimmer*               Trustee

* By Power of Attorney

                                       5